UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Jill R. Whitelaw, Esq.
Lincoln Financial Group
150 North Radnor Chester Road
Radnor, Pennsylvania, 19087
(Name and address of agent for service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
2010 Main Street
Suite 500
Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

   By:           /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:           May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:                      May 22, 2012

By:           /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:                      May 22, 2012

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Moderate Allocation Fund

March 31, 2012

		Number of	Value
		Shares	(U.S. $)
Common Stock – 49.36%
U.S. Markets – 30.31%
Aerospace & Defense – 1.00%
†Ducommun		605	$7,200
†Esterline Technologies		920	65,743
Honeywell International		1,830	111,722
†KEYW Holding		2,075	16,081
Lockheed Martin		740	66,496
Northrop Grumman		6,000	366,480
Raytheon		6,900	364,182
Rockwell Collins		520	29,931
Triumph Group		1,305	81,771
United Technologies		1,790	148,463
			1,258,069
Air Freight & Logistics – 0.30%
Expeditors International of Washington		5,600	260,456
FedEx		650	59,774
†Hub Group Class A		1,625	58,549
			378,779
Auto Components – 0.06%
Cooper Tire & Rubber		1,650	25,113
†Tenneco		1,185	44,023
			69,136
Automobiles – 0.10%
Ford Motor		9,530	119,030
			119,030
Beverages – 0.19%
Coca-Cola		1,090	80,671
PepsiCo		2,400	159,240
			239,911
Biotechnology – 0.33%
†Acorda Therapeutics		1,310	34,781
†Celgene		1,240	96,125
†Gilead Sciences		2,060	100,630
†Incyte		2,380	45,934
†ONYX Pharmaceuticals		1,475	55,578
†Spectrum Pharmaceuticals		2,905	36,690
†Vertex Pharmaceuticals		1,210	49,622
			419,360
Building Products – 0.03%
AAON		1,885	38,058
			38,058
Capital Markets – 0.56%
Ameriprise Financial		1,310	74,840
Bank of New York Mellon		17,100	412,623
BlackRock		510	104,499
†Piper Jaffray		1,200	31,944
State Street		1,800	81,900
			705,806
Chemicals – 0.58%
Celanese Class A		1,680	77,582
duPont (E.I.) deNemours		8,690	459,700
Eastman Chemical		1,270	65,646
†Ferro		5,020	29,819
Innophos Holdings		705	35,335
Koppers Holdings		690	26,606
†TPC Group		680	30,063
			724,751
Commercial Banks – 0.47%
†BBCN Bancorp		2,470	27,491
Cardinal Financial		2,875	32,488
City Holding		850	29,512
Home Bancshares		1,270	33,795
Independent Bank		1,270	36,487
Park National		610	42,194
Prosperity Bancshares		900	41,220
Susquehanna Bancshares		4,380	43,274
†Texas Capital Bancshares		905	31,331
Trustmark		1,205	30,101
Webster Financial		1,960	44,433
Wells Fargo		5,660	193,232
			585,558
Commercial Services & Supplies – 0.44%
McGrath RentCorp		780	25,046
Republic Services		1,270	38,811
†Tetra Tech		1,325	34,927
United Stationers		1,620	50,269
US Ecology		1,695	36,849
Waste Management		10,500	367,080
			552,982
Communications Equipment – 1.58%
Adtran		1,445	45,070
Cisco Systems		20,210	427,442
Motorola Solutions		7,228	367,399
†NETGEAR		855	32,661
Plantronics		1,085	43,682
†Polycom		9,700	184,979
QUALCOMM		12,370	841,407
†ViaSat		740	35,675
			1,978,315
Computers & Peripherals – 1.36%
†Apple		2,565	1,537,641
†EMC		4,930	147,308
†Synaptics		705	25,740
		1,710,689
Construction & Engineering – 0.15%
Fluor		1,090	65,443
Granite Construction		920	26,441
†MYR Group		1,880	33,577
†Tutor Perini		1,220	19,008
URS		1,060	45,071
			189,540
Consumer Finance – 0.07%
Capital One Financial		1,520	84,725
			84,725
Containers & Packaging – 0.10%
Boise		4,280	35,139
†Owens-Illinois		1,870	43,646
Silgan Holdings		1,085	47,957
			126,742
Diversified Consumer Services – 0.24%
†Apollo Group Class A		7,800	301,392
			301,392
Diversified Financial Services – 0.86%
CME Group		1,250	361,663
†IntercontinentalExchange		3,745	514,637
JPMorgan Chase		4,460	205,071
			1,081,371
Diversified Telecommunication Services – 0.74%
AT&T		17,790	555,582
Atlantic Tele-Network		625	22,725
=†Century Communications Tracking		5,000	0
Verizon Communications		9,200	351,716
			930,023
Electric Utilities – 0.35%
Cleco		1,140	45,201
Edison International		8,500	361,335
UIL Holdings		825	28,677
			435,213
Electrical Equipment – 0.06%
Acuity Brands		715	44,923
Roper Industries		350	34,706
			79,629
Electronic Equipment, Instruments & Components – 0.10%
†Anixter International		745	54,035
†FARO Technologies		915	53,372
†Rofin-Sinar Technologies		920	24,260
			131,667
Energy Equipment & Services – 0.31%
Baker Hughes		720	30,197
Bristow Group		1,015	48,446
†Key Energy Services		1,795	27,733
Lufkin Industries		505	40,728
National Oilwell Varco		340	27,020
†Pioneer Drilling		4,340	38,192
†RigNet		1,800	31,554
Schlumberger		2,130	148,951
			392,821
Food & Staples Retailing – 0.96%
Casey's General Stores		1,100	61,006
CVS Caremark		11,120	498,175
†Fresh Market		705	33,805
Safeway		17,600	355,696
†Susser Holdings		2,090	53,650
Walgreen		6,100	204,289
			1,206,621
Food Products – 0.83%
Archer-Daniels-Midland		17,880	566,081
General Mills		2,230	87,974
J&J Snack Foods		820	43,017
Kraft Foods		9,200	349,692
			1,046,764
Gas Utilities – 0.04%
AGL Resources		1,270	49,809
			49,809
Health Care Equipment & Supplies – 0.51%
†Align Technology		2,095	57,717
Baxter International		6,100	364,658
Conmed		1,250	37,338
†CryoLife		3,490	18,392
†Haemonetics		620	43,202
†Merit Medical Systems		3,020	37,508
†Quidel		2,370	43,537
West Pharmaceutical Services		910	38,702
			641,054
Health Care Providers & Services – 0.95%
†Air Methods		560	48,860
AmerisourceBergen		1,420	56,346
Cardinal Health		8,800	379,367
†Catalyst Health Solutions		715	45,567
†Express Scripts		2,170	117,571
Quest Diagnostics		6,100	373,015
UnitedHealth Group		2,820	166,211
			1,186,937
Health Care Technology – 0.05%
†Greenway Medical Technologies		1,485	22,691
Quality Systems		965	42,199
			64,890
Hotels, Restaurants & Leisure – 0.40%
†AFC Enterprises		2,985	50,626
†Bally Technologies		540	25,245
†Buffalo Wild Wings		455	41,264
CEC Entertainment		960	36,394
†Cheesecake Factory		975	28,655
†Jack in the Box		1,675	40,150
McDonald's		1,410	138,320
†Shuffle Master		3,460	60,896
Starbucks		1,370	76,569
			498,119
Household Durables – 0.08%
Jarden		2,530	101,782
			101,782
Household Products – 0.54%
Kimberly-Clark		6,390	472,157
Procter & Gamble		3,060	205,663
			677,820
Independent Power Producers & Energy Traders – 0.00%
=†Calpine		200	0
			0
Industrial Conglomerates – 0.09%
General Electric		5,850	117,410
			117,410
Insurance – 1.55%
AFLAC		1,820	83,702
Allstate		11,800	388,456
American Equity Investment Life Holding		3,865	49,356
Marsh & McLennan		11,500	377,085
Primerica		1,550	39,076
ProAssurance		430	37,887
Progressive		18,300	424,194
Prudential Financial		1,590	100,790
Travelers		7,610	450,513
			1,951,059
Internet & Catalog Retail – 0.45%
†priceline.com		775	556,062
			556,062
Internet Software & Services – 1.39%
†comScore		1,315	28,128
†eBay		1,490	54,966
†Google Class A		1,160	743,838
j2 Global		1,575	45,171
†Liquidity Services		855	38,304
†LogMeln		1,165	41,043
†OpenTable		465	18,819
†QuinStreet		2,420	25,386
†ValueClick		2,205	43,527
†VeriSign		11,000	421,740
†Vocus		2,115	28,024
†Yahoo		17,500	266,350
			1,755,296
IT Services – 1.44%
†Cognizant Technology Solutions Class A		1,360	104,652
†ExlService Holdings		840	23,050
International Business Machines		320	66,768
MasterCard Class A		1,425	599,270
Syntel		505	28,280
†TeleTech Holdings		2,280	36,708
†Teradata		4,700	320,305
Visa Class A		5,350	631,300
			1,810,333
Life Sciences Tools & Services – 0.08%
Thermo Fisher Scientific		1,810	102,048
			102,048
Machinery – 0.57%
Barnes Group		1,730	45,516
Caterpillar		3,310	352,580
†Chart Industries		705	51,698
†Columbus McKinnon		1,965	32,010
Cummins		470	56,419
Deere		1,270	102,743
ESCO Technologies		980	36,035
†Kadant		1,525	36,326
			713,327
Media – 0.65%
Cinemark Holdings		1,570	34,462
Comcast Class A		13,200	396,131
Comcast Special Class A		5,880	173,519
†Knology		2,170	39,494
National CineMedia		2,070	31,671
Regal Entertainment Group Class A		1,610	21,896
Viacom Class B		2,510	119,125
			816,298
Metals & Mining – 0.13%
Allegheny Technologies		830	34,171
†Castle (A.M.)		3,300	41,745
Cliffs Natural Resources		790	54,715
†Coeur d'Alene Mines		1,395	33,117
			163,748
Multiline Retail – 0.29%
DSW Class A		1,450	79,417
Macy's		2,490	98,928
Nordstrom		1,870	104,196
Target		1,420	82,743
			365,284
Multi-Utilities – 0.10%
MDU Resources Group		2,080	46,571
NorthWestern		850	30,141
OGE Energy		930	49,755
			126,467
Office Electronics – 0.29%
Xerox		44,700	361,176
			361,176
Oil, Gas & Consumable Fuels – 2.64%
Berry Petroleum Class A		940	44,302
†Carrizo Oil & Gas		1,535	43,379
Chevron		4,870	522,259
ConocoPhillips		4,800	364,848
El Paso		9,300	274,815
EOG Resources		5,450	605,494
Exxon Mobil		3,050	264,527
Hess		1,270	74,867
Kinder Morgan		4,550	175,858
Marathon Oil		10,800	342,360
†Newfield Exploration		1,590	55,141
Occidental Petroleum		650	61,900
†Rosetta Resources		745	36,326
†Swift Energy		990	28,740
Williams		11,500	354,315
†WPX Energy		3,833	69,032
			3,318,163
Personal Products – 0.37%
Avon Products		22,200	429,792
†Prestige Brands Holdings		1,740	30,415
			460,207
Pharmaceuticals – 1.97%
Abbott Laboratories		2,040	125,032
Allergan		5,700	543,951
Johnson & Johnson		5,940	391,802
Merck		14,390	552,576
Perrigo		2,150	222,117
Pfizer		26,423	598,744
†Salix Pharmaceuticals		720	37,800
			2,472,022
Professional Services – 0.18%
†CRA International		910	22,950
†FTI Consulting		820	30,766
†Kforce		3,105	46,265
Manpower		850	40,265
†RPX		810	13,738
Towers Watson Class A		1,110	73,338
			227,322
Real Estate Investment Trusts – 0.36%
DCT Industrial Trust		6,630	39,117
DuPont Fabros Technology		1,635	39,976
EastGroup Properties		995	49,969
Entertainment Properties Trust		980	45,452
Home Properties		860	52,469
Host Hotels & Resorts		5,100	83,742
LaSalle Hotel Properties		1,850	52,059
Sovran Self Storage		1,075	53,567
Tanger Factory Outlet Centers		1,290	38,352
			454,703
Road & Rail – 0.11%
Hunt (J.B.) Transport Services		940	51,108
Union Pacific		760	81,685
			132,793
Semiconductors & Semiconductor Equipment – 0.53%
†Amkor Technology		4,500	27,653
†Applied Micro Circuits		4,940	34,284
†Cirrus Logic		1,325	31,535
Intel		17,590	494,455
†IXYS		2,625	34,650
†Semtech		1,290	36,713
			659,290
Software – 1.15%
†Adobe Systems		12,300	422,013
†Citrix Systems		460	36,299
†Demandware		105	3,129
†EPAM Systems		1,100	22,572
Intuit		7,750	466,007
Microsoft		7,870	253,808
†Nuance Communications		1,700	43,486
†Progress Software		1,692	39,965
†SolarWinds		940	36,331
†SS&C Technologies Holdings		2,440	56,925
†Symantec		3,580	66,946
			1,447,481
Specialty Retail – 0.58%
†Jos. A Bank Clothiers		977	49,251
Lowe's		12,700	398,526
Staples		17,200	278,296
			726,073
Textiles, Apparel & Luxury Goods – 0.43%
†G-III Apparel Group		935	26,573
†Iconix Brand Group		2,640	45,883
Jones Group		1,140	14,318
NIKE Class B		3,225	349,720
†Perry Ellis International		2,020	37,713
†Steven Madden		1,437	61,432
			535,639
Thrifts & Mortgage Finance – 0.06%
Dime Community Bancshares		2,470	36,087
Flushing Financial		2,805	37,755
			73,842
Trading Companies & Distributors – 0.09%
Applied Industrial Technologies		1,515	62,312
†Titan Machinery		1,555	43,851
			106,163
Wireless Telecommunication Services – 0.47%
†Crown Castle International		10,500	560,069
NTELOS Holdings		1,190	24,633
			584,702
Total U.S. Markets (Cost $28,019,466)			38,044,271

§Developed Markets – 10.63%
Air Freight & Logistics – 0.29%
Deutsche Post		19,052	366,774
			366,774
Auto Components – 0.11%
Sumitomo Rubber Industries		10,775	143,042
			143,042
Automobiles – 0.50%
Bayerische Motoren Werke		2,331	209,622
Toyota Motor		9,800	422,613
			632,235
Beverages – 0.45%
Carlsberg		3,540	292,510
Coca-Cola Amatil		21,411	276,540
			569,050
Biotechnology – 0.05%
†Alkermes		3,305	61,308
			61,308
Building Products – 0.11%
Cie de Saint-Gobain		3,030	135,312
			135,312
Chemicals – 0.40%
Agrium		1,000	86,370
Israel Chemicals		7,400	84,218
Syngenta ADR		4,750	326,943
			497,531
Commercial Banks – 0.72%
Mitsubishi UFJ Financial Group		65,600	326,474
Nordea Bank		28,998	263,642
Standard Chartered		12,422	309,946
			900,062
Communications Equipment – 0.22%
Nokia		50,637	275,666
			275,666
Construction Materials – 0.10%
Lafarge		2,516	120,074
			120,074
Containers & Packaging – 0.36%
Rexam		65,006	445,112
			445,112
Electrical Equipment – 0.22%
Alstom		7,139	278,583
			278,583
Energy Equipment & Services – 0.32%
Noble		1,970	73,816
Subsea 7		12,369	327,580
			401,396
Food & Staples Retailing – 0.23%
Tesco		55,570	293,309
			293,309
Food Products – 0.48%
Aryzta		8,210	405,634
Greggs		23,135	192,602
			598,236
Household Durables – 0.20%
Techtronic Industries		184,500	249,465
			249,465
Industrial Conglomerates – 0.06%
Koninklijke Philips Electronics		3,442	69,774
			69,774
Insurance – 0.26%
Alterra Capital Holdings		1,850	42,513
AXA		17,374	288,013
			330,526
IT Services – 0.58%
Accenture Class A		1,510	97,395
†CGI Group Class A		26,635	593,550
†InterXion Holding		1,855	33,297
			724,242
Life Sciences Tools & Services – 0.03%
†ICON ADR		1,595	33,846
			33,846
Machinery – 0.15%
Vallourec		2,962	187,638
			187,638
Media – 0.22%
Publicis Groupe		5,010	276,183
			276,183
Metals & Mining – 0.77%
Anglo American ADR		3,900	72,812
†AuRico Gold		32,622	290,723
Rio Tinto		4,566	251,664
Yamana Gold		22,486	350,742
			965,941
Multiline Retail – 0.34%
Don Quijote		7,600	275,871
PPR		912	156,901
			432,772
Multi-Utilities – 0.32%
National Grid		40,343	406,840
			406,840
Oil, Gas & Consumable Fuels – 0.27%
Total		6,742	343,834
			343,834
Pharmaceuticals – 1.33%
Meda Class A		14,286	136,255
Novartis		5,504	304,619
Novo Nordisk ADR		2,725	377,985
Sanofi		4,090	317,623
Teva Pharmaceutical Industries ADR		11,900	536,214
			1,672,696
Professional Services – 0.30%
Teleperformance		13,371	382,055
			382,055
Road & Rail – 0.27%
East Japan Railway		5,466	343,998
			343,998
Semiconductors & Semiconductor Equipment – 0.05%
Avago Technologies		1,470	57,286
			57,286
Textiles, Apparel & Luxury Goods – 0.26%
Yue Yuen Industrial Holdings		93,000	326,343
			326,343
Trading Companies & Distributors – 0.23%
ITOCHU		26,114	284,846
			284,846
Wireless Telecommunication Services – 0.43%
China Mobile ADR		3,300	181,764
Vodafone Group		97,606	268,832
Vodafone Group ADR		3,280	90,758
			541,354
Total Developed Markets (Cost $11,344,468)			13,347,329

XEmerging Markets – 8.42%
Airlines – 0.25%
Copa Holdings Class A		3,200	253,440
Gol Linhas Aereas Inteligentes ADR		9,200	61,916
			315,356
Automobiles – 0.12%
Hyundai Motor		308	63,401
Mahindra & Mahindra		5,977	82,311
			145,712
Beverages – 0.31%
Fomento Economico Mexicano ADR		1,400	115,178
@Lotte Chilsung Beverage		105	112,801
Tsingtao Brewery		13,305	71,874
@United Spirits		7,035	83,854
			383,707
Chemicals – 0.17%
Braskem ADR		4,300	68,499
@KCC		496	142,854
			211,353
Commercial Banks – 0.95%
Banco Santander Brasil ADR		10,400	95,368
Bangkok Bank		14,879	89,284
China Construction Bank		129,028	99,692
ICICI Bank ADR		2,100	73,227
Industrial & Commercial Bank of China		212,406	137,034
Itau Unibanco Holding ADR		7,300	140,087
@KB Financial Group ADR		5,378	197,373
=@Sberbank		46,668	150,934
Standard Bank Group		10,554	153,219
VTB Bank GDR		13,640	61,516
			1,197,734
Communications Equipment – 0.07%
HTC		4,205	85,078
			85,078
Construction Materials – 0.20%
Cemex ADR		13,753	106,723
Siam Cement NVDR		3,300	37,999
Ultratech Cement		3,533	105,240
			249,962
Diversified Telecommunication Services – 0.48%
China Telecom		178,000	98,563
China Unicom Hong Kong ADR		9,200	154,560
Chunghwa Telecom ADR		3,403	104,676
KT ADR		10,400	142,376
Telefonica Brasil ADR		3,480	106,592
			606,767
Electronic Equipment, Instruments & Components – 0.25%
Hon Hai Precision Industry		63,784	247,510
LG Display ADR		6,000	70,620
			318,130
Food & Staples Retailing – 0.17%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR		2,200	104,764
Wal-Mart de Mexico Series V		31,598	106,031
			210,795
Food Products – 0.26%
Brazil Foods ADR		4,840	96,848
China Mengniu Dairy		21,000	61,521
@Lotte Confectionery		65	95,269
Tingyi Cayman Islands Holding		24,000	69,383
			323,021
Hotels, Restaurants & Leisure – 0.10%
Ctrip.com International ADR		5,900	127,676
			127,676
Household Durables – 0.06%
LG Electronics		991	72,493
			72,493
Insurance – 0.10%
Samsung Life Insurance		1,474	128,921
			128,921
Internet & Catalog Retail – 0.11%
Hyundai Home Shopping Network		1,185	140,286
			140,286
Internet Software & Services – 0.40%
†Baidu ADR		800	116,616
†Sina		1,400	91,000
†Sohu.com		5,300	292,401
			500,017
IT Services – 0.02%
†WNS Holdings ADR		2,205	26,570
			26,570
Machinery – 0.09%
United Tractors		32,031	115,597
			115,597
Marine – 0.06%
Santos Brasil Participacoes		4,600	80,427
			80,427
Media – 0.22%
Focus Media Holding ADR		3,000	75,360
Grupo Televisa ADR		9,400	198,152
			273,512
Metals & Mining – 0.46%
Anglo American Platinum		1,010	70,312
ArcelorMittal South Africa		8,501	62,017
@Gerdau		5,900	46,052
Gerdau ADR		4,300	41,409
Impala Platinum Holdings		3,466	68,274
Steel Authority of India		27,743	51,426
Vale ADR		10,100	235,633
			575,123
Oil, Gas & Consumable Fuels – 1.77%
Banpu NVDR		6,889	135,858
CNOOC		149,000	306,227
CNOOC ADR		500	102,145
Gazprom ADR		15,500	191,735
LUKOIL ADR		2,100	127,680
PetroChina ADR		700	98,371
Petroleo Brasileiro SA ADR		15,700	416,992
Petroleo Brasileiro SP ADR		11,300	288,828
Polski Koncern Naftowy Orlen		4,432	53,247
PTT		8,609	98,851
#Reliance Industries GDR 144A		7,200	209,880
Rosneft Oil GDR		12,600	89,208
Sasol ADR		2,100	102,144
			2,221,166
Paper & Forest Products – 0.08%
Fibria Celulose ADR		12,231	102,618
			102,618
Pharmaceuticals – 0.09%
Hypermarcas		15,200	107,320
			107,320
Real Estate Management & Development – 0.10%
=@#†Etalon Group GDR 144A		3,000	20,550
@†UEM Land Holdings		142,900	104,547
			125,097
Road & Rail – 0.06%
All America Latina Logistica		14,272	71,217
			71,217
Semiconductors & Semiconductor Equipment – 0.58%
MediaTek		7,001	67,028
Samsung Electronics		328	369,467
Taiwan Semiconductor Manufacturing		26,204	75,396
Taiwan Semiconductor Manufacturing ADR		5,700	87,096
United Microelectronics		265,600	130,068
			729,055
Wireless Telecommunication Services – 0.89%
America Movil ADR		3,900	96,837
Mobile Telesystems ADR		17,200	315,448
MTN Group		4,265	75,073
SK Telecom ADR		30,000	417,300
Turkcell Iletisim Hizmet ADR		5,500	69,300
Vodacom Group		10,511	148,196
			1,122,154
Total Emerging Markets (Cost $10,105,135)			10,566,864
Total Common Stock (Cost $49,469,069)			61,958,464

Convertible Preferred Stock – 0.14%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		400	22,216
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		468	25,974
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		6	5,874
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		17	17,340
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		30	29,558
PPL 9.50% exercise price $28.80, expiration date 7/1/13		500	27,170
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		130	15,511
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		28	31,267
Total Convertible Preferred Stock (Cost $184,891)			174,910

Exchange-Traded Funds – 7.10%
iShares MSCI EAFE Growth Index Fund		77,000	4,515,280
iShares MSCI EAFE Index Fund		47,750	2,621,475
Vanguard MSCI EAFE		52,180	1,775,685
Total Exchange-Traded Funds (Cost $7,672,841)			8,912,440

Preferred Stock – 0.17%
Alabama Power 5.625%		1,650	42,323
•PNC Financial Services Group 8.25%		125,000	128,728
•US Bancorp 6.50%		1,600	43,504
Total Preferred Stock (Cost $205,160)			214,555
		Principal
		Amounto
Agency Asset-Backed Securities – 0.00%
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.601% 11/25/32		653	603
Total Agency Asset-Backed Securities (Cost $653)			603

Agency Collateralized Mortgage Obligations – 0.48%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		7,783	9,369
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		7,842	8,862
Series 2003-26 AT 5.00% 11/25/32		74,833	79,523
Series 2003-122 AJ 4.50% 2/25/28		4,282	4,384
Series 2010-41 PN 4.50% 4/25/40		40,000	43,147
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		12,543	14,234
Series 2004-W11 1A2 6.50% 5/25/44		13,546	15,357
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		6,260	7,286
Series 2326 ZQ 6.50% 6/15/31		29,022	33,194
Series 2557 WE 5.00% 1/15/18		25,000	27,065
Series 2662 MA 4.50% 10/15/31		477	478
Series 2694 QG 4.50% 1/15/29		7,715	7,742
Series 2872 GC 5.00% 11/15/29		12,995	13,037
Series 3022 MB 5.00% 12/15/28		2,395	2,397
Series 3173 PE 6.00% 4/15/35		95,000	103,885
Series 3337 PB 5.50% 7/15/30		1,463	1,463
Series 3656 PM 5.00% 4/15/40		70,000	78,668
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		16,348	18,803
GNMA Series 2010-113 KE 4.50% 9/20/40		95,000	104,445
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		30,000	31,478
Total Agency Collateralized Mortgage Obligations (Cost $576,015)			604,817

Agency Mortgage-Backed Securities– 4.25%
Fannie Mae 6.50% 8/1/17		5,340	5,885
•Fannie Mae ARM
2.668% 4/1/36		4,758	5,079
4.677% 3/1/38		7,658	8,146
5.131% 11/1/35		6,080	6,476
5.939% 8/1/37		14,564	15,781
Fannie Mae Relocation 30 yr 5.00% 11/1/34		6,845	7,329
Fannie Mae S.F. 15 yr
4.00% 11/1/25		123,252	132,089
5.00% 5/1/21		13,343	14,485
5.50% 4/1/23		15,088	16,445
Fannie Mae S.F. 15 yr TBA
3.00% 5/1/27		160,000	165,200
3.00% 4/1/27		408,000	422,344
3.50% 4/1/27		426,000	446,768
Fannie Mae S.F. 30 yr
3.50% 2/1/41		164,086	168,678
4.00% 1/1/42		29,841	31,321
5.00% 12/1/36		43,946	47,521
5.00% 12/1/37		5,376	5,812
5.00% 2/1/38		3,508	3,792
5.50% 4/1/37		62,837	69,545
6.00% 9/7/36		116,770	128,991
6.00% 2/1/41		137,351	152,199
6.50% 2/1/36		22,755	25,672
7.50% 6/1/31		10,223	12,233
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/42		560,000	575,050
3.50% 5/1/42		390,000	399,323
4.00% 5/1/42		410,000	428,963
5.50% 5/1/42		230,000	250,197
6.00% 4/1/42		301,000	331,617
6.00% 5/1/42		308,000	338,848
6.00% 6/1/42		195,000	214,256
•Freddie Mac ARM
2.495% 7/1/36		6,225	6,647
2.56% 4/1/34		2,530	2,699
5.808% 10/1/36		11,488	12,248
Freddie Mac S.F. 15 yr 5.00% 6/1/18		5,346	5,732
Freddie Mac S.F. 30 yr
5.50% 3/1/42		540,000	588,432
6.00% 8/1/38		103,489	115,006
6.00% 10/1/38		145,698	161,913
7.00% 11/1/33		4,868	5,662
GNMA I S.F. 30 yr 7.50% 1/15/32		2,504	2,946
Total Agency Mortgage-Backed Securities (Cost $5,293,190)			5,331,330

Commercial Mortgage-Backed Securities – 1.35%
Bank of America Merrill Lynch Commercial Mortgage
•Series 2005-1 A5 5.337% 11/10/42		30,000	32,993
•Series 2005-6 A4 5.366% 9/10/47		110,000	122,834
Series 2006-4 A4 5.634% 7/10/46		10,000	11,285
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40		25,000	27,925
Series 2006-PW12 A4 5.902% 9/11/38		95,000	107,838
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		115,000	126,729
Series 2006-C7 A2 5.69% 6/10/46		1,969	1,969
#Series 2010-C1 A1 144A 3.156% 7/10/46		43,709	45,497
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.596% 2/15/39		11,444	12,084
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		70,000	75,522
Series 2005-GG4 A4 4.761% 7/10/39		225,000	239,906
Series 2005-GG4 A4A 4.751% 7/10/39		20,000	21,689
•Series 2006-GG6 A4 5.553% 4/10/38		20,000	22,162
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37		140,000	152,555
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42		40,000	43,919
Series 2005-LDP4 A4 4.918% 10/1/42		35,000	38,172
Series 2005-LDP5 A4 5.372% 12/15/44		185,000	206,350
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		30,000	31,548
•Morgan Stanley Capital I Series 2007-T27 A4 5.817% 6/11/42		115,000	132,206
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36		69,713	70,922
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		100,000	111,803
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 5/15/21		60,000	64,306
Total Commercial Mortgage-Backed Securities (Cost $1,549,146)			1,700,214

Convertible Bonds – 0.84%
AAR 1.75% exercise price $29.04, expiration date 1/1/26		23,000	22,828
Advanced Micro Devices
5.75% exercise price $20.13, expiration date 8/15/12		17,000	17,319
6.00% exercise price $28.08, expiration date 4/30/15		33,000	34,485
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18		25,000	19,375
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25		25,000	24,688
Alere 3.00% exercise price $43.98, expiration date 5/15/16		21,000	21,184
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16		14,000	14,683
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		38,000	31,873
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16		13,000	13,114
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38		22,000	17,903
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40		24,000	18,810
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30		42,000	41,107
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16		10,000	8,050
Equinix 4.75% exercise price $84.32, expiration date 6/15/16		13,000	26,065
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		15,000	15,131
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14		16,000	20,600
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29		15,000	15,881
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29		29,000	33,278
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32		27,000	28,620
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42		6,000	5,993
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16		10,000	9,638
Intel 2.95% exercise price $29.96, expiration date 12/15/35		20,000	23,100
James River Coal 4.50% exercise price $25.78, expiration date 12/1/15		10,000	5,650
Jefferies Group 3.875% exercise price $37.94, expiration date 11/1/29		33,000	31,515
L-3 Communications Holdings 3.00% exercise price $96.48, expiration date 8/1/35		30,000	29,363
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		36,000	34,514
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30		22,000	30,388
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27		47,000	50,230
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		60,000	57,674
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15		23,000	24,409
Mylan 3.75% exercise price $13.32, expiration date 9/10/15		19,000	35,672
National Retail Properties 5.125% exercise price $25.37, expiration date 6/15/28		21,000	23,993
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31		8,000	9,080
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13		10,000	9,925
2.75% exercise price $42.13, expiration date 6/30/17		21,000	18,008
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		45,000	44,268
Pantry 3.00% exercise price $50.09, expiration date 11/15/12		16,000	16,100
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41		6,000	5,730
PHH 4.00% exercise price $25.80, expiration date 9/1/14		45,000	43,424
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		20,000	21,075
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		22,000	26,153
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		9,000	15,863
Transocean 1.50% exercise price $158.97 expiration date 12/15/37		16,000	15,920
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		30,000	38,474
Total Convertible Bonds (Cost $999,869)			1,051,153

Corporate Bonds – 19.04%
Aerospace & Defense – 0.02%
Kratos Defense & Security Solutions 10.00% 6/1/17		20,000	21,750
			21,750
Airlines – 0.02%
#United Air Lines 144A 12.00% 11/1/13		30,000	31,950
			31,950
Auto Components – 0.15%
American Axle & Manufacturing 7.875% 3/1/17		45,000	46,575
ArvinMeritor 8.125% 9/15/15		45,000	47,700
#Delphi 144A 6.125% 5/15/21		50,000	53,500
Tomkins 9.00% 10/1/18		36,000	40,050
			187,825
Automobiles – 0.07%
Ford Motor 7.45% 7/16/31		75,000	92,063
			92,063
Beverages – 0.58%
PepsiCo 2.75% 3/5/22		80,000	78,005
#Pernod-Ricard 144A 4.45% 1/15/22		150,000	152,456
#SABMiller Holdings 144A
2.45% 1/15/17		245,000	248,352
3.75% 1/15/22		245,000	249,762
			728,575
Building Products – 0.05%
Nortek 8.50% 4/15/21		45,000	44,775
Ply Gem Industries 13.125% 7/15/14		20,000	20,300
			65,075
Capital Markets – 0.31%
•Bear Stearns 4.923% 12/7/12	AUD	140,000	144,255
E Trade Financial 12.50% 11/30/17		42,000	49,088
Jefferies Group
6.25% 1/15/36		35,000	31,938
6.45% 6/8/27		25,000	24,875
Lazard Group 6.85% 6/15/17		95,000	104,556
#Nuveen Investments 144A 10.50% 11/15/15		35,000	36,269
			390,981
Chemicals – 0.35%
CF Industries 7.125% 5/1/20		30,000	35,813
Dow Chemical 8.55% 5/15/19		185,000	242,785
Hexion U.S. Finance 8.875% 2/1/18		25,000	26,000
#MacDermid 144A 9.50% 4/15/17		27,000	28,148
Momentive Performance Materials 11.50% 12/1/16		50,000	41,750
Syngenta Finance 3.125% 3/28/22		60,000	60,524
			435,020
Commercial Banks – 1.71%
Abbey National Treasury Services 4.00% 4/27/16		55,000	54,618
BB&T
3.95% 3/22/22		165,000	165,767
5.25% 11/1/19		107,000	117,621
•BB&T Capital Trust IV 6.82% 6/12/57		25,000	25,344
Capital One Capital V 10.25% 8/15/39		40,000	41,300
City National 5.25% 9/15/20		60,000	60,434
Fifth Third Bancorp 3.50% 3/15/22		195,000	190,930
•Fifth Third Capital Trust IV 6.50% 4/15/37		105,000	105,000
JPMorgan Chase Bank 6.00% 10/1/17		250,000	286,392
KeyCorp 5.10% 3/24/21		165,000	182,194
PNC Funding
3.30% 3/8/22		35,000	34,698
5.125% 2/8/20		70,000	79,420
5.625% 2/1/17		38,000	42,453
•#PNC Preferred Funding Trust II 144A 1.696% 3/29/49		100,000	76,827
SunTrust Banks 3.50% 1/20/17		65,000	66,373
SVB Financial Group 5.375% 9/15/20		100,000	108,333
•USB Capital IX 3.50% 10/29/49		145,000	111,959
Wachovia 5.625% 10/15/16		45,000	50,217
Wells Fargo 3.50% 3/8/22		55,000	54,258
Wells Fargo Bank 4.75% 2/9/15		250,000	268,347
Zions Bancorporation 7.75% 9/23/14		25,000	27,391
			2,149,876
Commercial Services & Supplies – 0.40%
#Brambles USA 144A 3.95% 4/1/15		115,000	118,833
Casella Waste Systems 11.00% 7/15/14		25,000	26,875
FTI Consulting 6.75% 10/1/20		20,000	21,525
Geo Group 6.625% 2/15/21		20,000	21,025
International Lease Finance
5.875% 4/1/19		20,000	19,356
6.25% 5/15/19		44,000	43,442
8.25% 12/15/20		125,000	137,840
8.75% 3/15/17		80,000	89,200
Iron Mountain 7.75% 10/1/19		10,000	10,975
Mobile Mini 6.875% 5/1/15		13,000	13,195
			502,266
Communications Equipment – 0.08%
Avaya
#144A 7.00% 4/1/19		40,000	40,300
9.75% 11/1/15		40,000	39,600
PIK 10.125% 11/1/15		15,000	14,925
			94,825
Computers & Peripherals – 0.18%
Hewlett-Packard 4.05% 9/15/22		160,000	159,685
#Seagate Technology International 144A 10.00% 5/1/14		58,000	65,830
			225,515
Construction Materials – 0.04%
Headwaters 7.625% 4/1/19		50,000	48,875
			48,875
Containers & Packaging – 0.10%
Berry Plastics 9.75% 1/15/21		35,000	38,412
#Plastipak Holdings 144A 10.625% 8/15/19		25,000	28,625
Pregis 12.375% 10/15/13		35,000	35,218
Smurfit Kappa Funding 7.75% 4/1/15		25,000	25,250
			127,505
Diversified Consumer Services – 0.07%
Yale University 2.90% 10/15/14		80,000	84,625
			84,625
Diversified Financial Services – 1.25%
Bank of America
3.75% 7/12/16		40,000	40,239
3.875% 3/22/17		60,000	60,399
5.70% 1/24/22		145,000	153,784
Cooperatieve Centrale Raiffeisen-Boerenleenbank 3.875% 2/8/22		75,000	72,677
#ERAC USA Finance 144A 5.25% 10/1/20		105,000	114,032
General Electric Capital
4.65% 10/17/21		60,000	63,983
5.50% 2/1/17	NZD	60,000	50,195
6.00% 8/7/19		190,000	222,211
•#HBOS Capital Funding 144A 6.071% 6/29/49		40,000	28,700
HSBC Holdings 4.00% 3/30/22		290,000	288,039
JPMorgan Chase 4.50% 1/24/22		60,000	62,544
Korea Development Bank 8.00% 1/23/14		100,000	110,481
Lloyds TSB Bank 4.20% 3/28/17		220,000	221,899
PHH 9.25% 3/1/16		85,000	86,806
			1,575,989
Diversified Telecommunication Services – 0.63%
CenturyLink 5.80% 3/15/22		60,000	58,699
#Clearwire Communications 144A 12.00% 12/1/15		67,000	66,330
#Deutsche Telekom International Finance 144A 2.25% 3/6/17		150,000	148,635
Intelsat Bermuda 11.25% 2/4/17		35,000	36,488
Intelsat Jackson Holdings 7.25% 10/15/20		40,000	42,150
Level 3 Financing 10.00% 2/1/18		35,000	38,500
PAETEC Holding 8.875% 6/30/17		10,000	10,900
Qwest
6.75% 12/1/21		45,000	50,344
8.375% 5/1/16		95,000	113,992
Telefonica Emisiones
5.462% 2/16/21		55,000	53,562
6.421% 6/20/16		10,000	10,671
Telesat Canada
11.00% 11/1/15		67,000	71,857
12.50% 11/1/17		11,000	12,348
West 7.875% 1/15/19		15,000	16,050
#Wind Acquisition Finance 144A 11.75% 7/15/17		50,000	49,500
Windstream
7.875% 11/1/17		5,000	5,538
8.125% 8/1/13		10,000	10,700
			796,264
Electric Utilities – 1.16%
Ameren Illinois 9.75% 11/15/18		155,000	210,245
#American Transmission Systems 144A 5.25% 1/15/22		95,000	107,461
Baltimore Gas & Electric 3.50% 11/15/21		105,000	106,343
ComEd Financing III 6.35% 3/15/33		50,000	48,241
Commonwealth Edison 3.40% 9/1/21		130,000	134,308
GenOn Energy 9.875% 10/15/20		20,000	18,300
Great Plains Energy 5.292% 6/15/22		190,000	203,123
Ipalco Enterprises 5.00% 5/1/18		35,000	35,000
Jersey Central Power & Light 5.625% 5/1/16		25,000	28,115
LG&E & KU Energy
3.75% 11/15/20		65,000	64,842
#144A 4.375% 10/1/21		85,000	87,544
•NextEra Energy Capital Holdings 6.35% 10/1/66		60,000	61,259
NiSource Finance
4.45% 12/1/21		20,000	20,902
5.80% 2/1/42		55,000	58,911
PacifiCorp 2.95% 2/1/22		60,000	59,275
Pennsylvania Electric 5.20% 4/1/20		70,000	75,981
•PPL Capital Funding 6.70% 3/30/67		15,000	15,016
Public Service Company of Oklahoma 5.15% 12/1/19		50,000	56,238
SCANA 4.125% 2/1/22		60,000	60,151
			1,451,255
Electronic Equipment, Instruments & Components – 0.14%
Jabil Circuit 7.75% 7/15/16		10,000	11,450
Koninklijke Philips Electronics
3.75% 3/15/22		60,000	60,480
5.00% 3/15/42		100,000	100,181
			172,111
Energy Equipment & Services – 0.37%
#Helix Energy Solutions Group 144A 9.50% 1/15/16		22,000	23,073
#Hercules Offshore 144A 10.50% 10/15/17		45,000	47,363
Transocean
5.05% 12/15/16		30,000	32,161
6.375% 12/15/21		220,000	247,992
Weatherford International
4.50% 4/15/22		25,000	24,964
9.625% 3/1/19		65,000	86,259
			461,812
Food & Staples Retailing – 0.34%
Ingles Markets 8.875% 5/15/17		18,000	19,575
Kroger 2.20% 1/15/17		170,000	172,888
New Albertsons 7.25% 5/1/13		5,000	5,250
#Rite Aid 144A 9.25% 3/15/20		10,000	10,125
Safeway 4.75% 12/1/21		65,000	67,325
Tops Holding 10.125% 10/15/15		15,000	16,088
#Woolworths 144A
3.15% 4/12/16		20,000	20,745
4.55% 4/12/21		105,000	113,104
			425,100
Food Products – 0.15%
Del Monte 7.625% 2/15/19		38,000	38,000
General Mills 3.15% 12/15/21		35,000	35,105
•Kraft Foods 1.457% 7/10/13		95,000	95,641
Tyson Foods 10.50% 3/1/14		15,000	17,475
			186,221
Gas Utilities – 0.17%
AmeriGas Finance
6.75% 5/20/20		30,000	30,525
7.00% 5/20/22		5,000	5,113
CenterPoint Energy 5.95% 2/1/17		65,000	73,873
Inergy 6.875% 8/1/21		20,000	19,350
Southwest Gas 3.875% 4/1/22		80,000	81,775
			210,636
Health Care Equipment & Supplies – 0.42%
Accellent 8.375% 2/1/17		20,000	20,200
Biomet
11.625% 10/15/17		8,000	8,690
PIK 10.375% 10/15/17		15,000	16,238
Boston Scientific 6.00% 1/15/20		70,000	80,473
CareFusion 6.375% 8/1/19		145,000	168,739
#Kinetic Concepts 144A 12.50% 11/1/19		35,000	33,250
Medtronic 3.125% 3/15/22		55,000	55,377
Zimmer Holdings
3.375% 11/30/21		70,000	70,347
4.625% 11/30/19		70,000	77,358
			530,672
Health Care Providers & Services – 0.41%
#AMGH Merger Sub 144A 9.25% 11/1/18		30,000	31,350
#Aristotle Holding 144A
2.65% 2/15/17		40,000	40,498
3.50% 11/15/16		25,000	26,142
3.90% 2/15/22		20,000	20,256
4.75% 11/15/21		20,000	21,446
Community Health Systems
#144A 8.00% 11/15/19		15,000	15,600
8.875% 7/15/15		4,000	4,150
Coventry Health Care 5.45% 6/15/21		105,000	115,148
#Highmark 144A
4.75% 5/15/21		35,000	35,119
6.125% 5/15/41		15,000	15,641
#Multiplan 144A 9.875% 9/1/18		40,000	43,400
Quest Diagnostics 4.70% 4/1/21		125,000	135,552
Radnet Management 10.375% 4/1/18		15,000	15,000
			519,302
Hotels, Restaurants & Leisure – 0.37%
Ameristar Casinos 7.50% 4/15/21		25,000	26,344
CKE Restaurants 11.375% 7/15/18		26,000	29,835
Dave & Buster's 11.00% 6/1/18		10,000	10,750
#Equinox Holdings 144A 9.50% 2/1/16		5,000	5,372
Marina District Finance 9.875% 8/15/18		15,000	13,538
MGM Resorts International 11.375% 3/1/18		75,000	89,530
OSI Restaurant Partners 10.00% 6/15/15		20,000	20,800
Pinnacle Entertainment 8.75% 5/15/20		45,000	49,388
Wyndham Worldwide
4.25% 3/1/22		115,000	112,962
5.625% 3/1/21		40,000	43,140
5.75% 2/1/18		50,000	55,748
Wynn Las Vegas 7.75% 8/15/20		10,000	11,038
			468,445
Household Durables – 0.27%
Beazer Homes USA 9.125% 5/15/19		25,000	21,625
Jarden
6.125% 11/15/22		25,000	26,313
7.50% 1/15/20		5,000	5,450
M/I Homes 8.625% 11/15/18		30,000	30,150
Mohawk Industries 6.375% 1/15/16		11,000	12,210
Norcraft 10.50% 12/15/15		25,000	22,063
#Reynolds Group Issuer 144A 9.00% 4/15/19		100,000	98,999
Ryland Group 8.40% 5/15/17		19,000	21,090
Scotts Miracle-Gro 6.625% 12/15/20		15,000	15,863
#Sealy Mattress 144A 10.875% 4/15/16		4,000	4,350
Standard Pacific 10.75% 9/15/16		25,000	28,875
Stanley Black & Decker 3.40% 12/1/21		50,000	50,753
			337,741
Independent Power Producers & Energy Traders – 0.05%
AES 8.00% 6/1/20		15,000	17,288
#Calpine 144A 7.875% 7/31/20		25,000	27,312
NRG Energy 7.875% 5/15/21		25,000	24,125
			68,725
Insurance – 0.38%
•Chubb 6.375% 3/29/67		70,000	72,625
•ING Groep 5.775% 12/29/49		40,000	34,600
•#Liberty Mutual Group 144A 7.00% 3/15/37		20,000	18,100
MetLife
6.40% 12/15/36		50,000	49,250
6.817% 8/15/18		150,000	184,039
Prudential Financial
3.875% 1/14/15		20,000	21,074
4.50% 11/15/20		20,000	21,257
6.00% 12/1/17		35,000	40,828
•XL Group 6.50% 12/29/49		40,000	34,100
			475,873
Internet Software & Services – 0.10%
GXS Worldwide 9.75% 6/15/15		65,000	63,537
Symantec 4.20% 9/15/20		55,000	56,205
			119,742
IT Services – 0.10%
First Data
9.875% 9/24/15		25,000	25,250
11.25% 3/31/16		40,000	36,400
#Unisys 144A 12.75% 10/15/14		10,000	11,200
Western Union 3.65% 8/22/18		45,000	48,180
			121,030
Life Sciences Tools & Services – 0.06%
Bio-Rad Laboratories
4.875% 12/15/20		10,000	10,282
8.00% 9/15/16		9,000	10,035
Celgene 3.95% 10/15/20		60,000	61,207
			81,524
Machinery – 0.19%
RBS Global 11.75% 8/1/16		20,000	21,225
Trimas 9.75% 12/15/17		20,000	22,200
Tyco Electronics Group 3.50% 2/3/22		200,000	195,382
			238,807
Media – 0.92%
Affinion Group 7.875% 12/15/18		35,000	32,025
CBS 3.375% 3/1/22		120,000	116,079
CCO Holdings
7.00% 1/15/19		15,000	15,975
7.375% 6/1/20		5,000	5,450
Clear Channel Communications 9.00% 3/1/21		20,000	18,100
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20		30,000	29,475
#DIRECTV Holdings 144A
3.80% 3/15/22		240,000	237,191
5.15% 3/15/42		35,000	34,225
DISH DBS 7.875% 9/1/19		25,000	28,875
Historic TW 6.875% 6/15/18		140,000	171,823
Interpublic Group of Cos 4.00% 3/15/22		85,000	83,402
Nielsen Finance 11.625% 2/1/14		14,000	16,240
#Sinclair Television Group 144A 9.25% 11/1/17		20,000	22,350
#Sirius XM Radio 144A 8.75% 4/1/15		40,000	45,600
Time Warner Cable
5.50% 9/1/41		60,000	63,085
8.25% 4/1/19		65,000	83,244
#Univision Communications 144A 6.875% 5/15/19		35,000	35,656
#Vivendi 144A 6.625% 4/4/18		74,000	83,235
#XM Satellite Radio 144A 13.00% 8/1/13		30,000	34,088
			1,156,118
Metals & Mining – 1.31%
AK Steel 7.625% 5/15/20		35,000	33,950
Alcoa
5.40% 4/15/21		170,000	175,977
6.75% 7/15/18		75,000	85,602
#Algoma Acquisition 144A 9.875% 6/15/15		20,000	18,300
ArcelorMittal
6.25% 2/25/22		135,000	136,748
9.85% 6/1/19		75,000	90,366
#Barrick Gold 144A
3.85% 4/1/22		110,000	110,664
5.25% 4/1/42		15,000	15,138
Barrick North America Finance 4.40% 5/30/21		95,000	100,325
Century Aluminum 8.00% 5/15/14		29,000	29,798
#CODELCO 144A 3.75% 11/4/20		100,000	102,950
Compass Minerals International 8.00% 6/1/19		16,000	17,440
#FMG Resources August 2006 144A
6.875% 4/1/22		15,000	14,663
7.00% 11/1/15		30,000	30,750
Novelis 8.75% 12/15/20		40,000	44,000
Rio Tinto Finance USA 3.50% 3/22/22		265,000	266,040
Ryerson
•7.922% 11/1/14		7,000	6,615
12.00% 11/1/15		29,000	29,870
Steel Dynamics 7.75% 4/15/16		20,000	20,850
Teck Resources
3.00% 3/1/19		30,000	29,652
5.20% 3/1/42		80,000	76,177
Vale Overseas 4.375% 1/11/22		202,000	203,908
			1,639,783
Multiline Retail – 0.17%
Macy's Retail Holdings
3.875% 1/15/22		110,000	110,539
5.90% 12/1/16		35,000	40,206
Target 2.90% 1/15/22		65,000	64,380
			215,125
Multi-Utilities – 0.34%
CMS Energy
4.25% 9/30/15		135,000	140,744
6.25% 2/1/20		20,000	21,947
Puget Energy 6.00% 9/1/21		25,000	26,654
•Puget Sound Energy 6.974% 6/1/67		110,000	112,897
•Wisconsin Energy 6.25% 5/15/67		120,000	123,734
			425,976
Office Electronics – 0.13%
CDW 12.535% 10/12/17		20,000	21,825
Xerox
4.50% 5/15/21		105,000	108,220
6.35% 5/15/18		30,000	34,852
			164,897
Oil, Gas & Consumable Fuels – 3.38%
Antero Resources Finance 9.375% 12/1/17		10,000	10,875
#BG Energy Capital 144A 4.00% 10/15/21		200,000	208,984
#Canadian Oil Sands 144A 4.50% 4/1/22		55,000	55,516
Chesapeake Energy 6.50% 8/15/17		60,000	64,200
Comstock Resources 7.75% 4/1/19		15,000	14,025
#Continental Resources 144A 5.00% 9/15/22		25,000	25,156
Copano Energy 7.75% 6/1/18		14,000	14,735
Ecopetrol 7.625% 7/23/19		67,000	83,248
El Paso Pipeline Partners Operating 6.50% 4/1/20		70,000	78,575
•Enbridge Energy Partners 8.05% 10/1/37		105,000	114,194
Encana 3.90% 11/15/21		125,000	121,929
Energy Transfer Partners
4.65% 6/1/21		165,000	168,410
6.05% 6/1/41		15,000	15,188
9.70% 3/15/19		43,000	55,048
#ENI 144A 4.15% 10/1/20		100,000	99,342
Enterprise Products Operating
•7.034% 1/15/68		110,000	118,391
9.75% 1/31/14		120,000	137,765
Forest Oil 7.25% 6/15/19		29,000	28,493
#Hilcorp Energy I 144A 7.625% 4/15/21		20,000	21,700
Holly 9.875% 6/15/17		25,000	28,000
Husky Energy 3.95% 4/15/22		225,000	226,980
#IPIC GMTN 144A 5.50% 3/1/22		200,000	206,750
Kinder Morgan Energy Partners
3.95% 9/1/22		165,000	163,706
9.00% 2/1/19		85,000	109,025
Linn Energy
#144A 6.25% 11/1/19		5,000	4,856
#144A 6.50% 5/15/19		15,000	14,775
8.625% 4/15/20		15,000	16,238
#Murray Energy 144A 10.25% 10/15/15		25,000	24,438
#NFR Energy 144A 9.75% 2/15/17		30,000	25,950
Noble Holding International
3.95% 3/15/22		70,000	70,091
5.25% 3/15/42		160,000	159,545
Pemex Project Funding Master Trust 6.625% 6/15/35		40,000	46,000
Petrobras International Finance
3.50% 2/6/17		10,000	10,275
5.375% 1/27/21		125,000	135,217
5.75% 1/20/20		87,000	96,814
5.875% 3/1/18		15,000	16,900
PetroHawk Energy 7.25% 8/15/18		60,000	68,925
Petroleos de Venezuela
9.00% 11/17/21		320,000	260,799
12.75% 2/17/22		40,000	40,100
Petroleum Development 12.00% 2/15/18		24,000	26,160
Plains All American Pipeline
3.65% 6/1/22		160,000	157,407
8.75% 5/1/19		85,000	110,866
Pride International 6.875% 8/15/20		155,000	189,328
Quicksilver Resources 9.125% 8/15/19		20,000	19,600
Range Resources 5.00% 8/15/22		35,000	34,606
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		19,395	20,850
#Samson Investment 144A 9.75% 2/15/20		10,000	10,138
SandRidge Energy 7.50% 3/15/21		10,000	9,900
#Southwestern Energy 144A 4.10% 3/15/22		60,000	59,596
•TransCanada PipeLines 6.35% 5/15/67		155,000	160,383
Williams
7.75% 6/15/31		16,000	19,544
8.75% 3/15/32		19,000	25,115
Williams Partners
4.00% 11/15/21		50,000	50,624
7.25% 2/1/17		75,000	90,348
#Woodside Finance 144A 8.75% 3/1/19		75,000	95,311
			4,240,934
Paper & Forest Products – 0.32%
Domtar 4.40% 4/1/22		45,000	44,557
Georgia-Pacific
#144A 5.40% 11/1/20		20,000	22,364
8.00% 1/15/24		130,000	165,826
International Paper
4.75% 2/15/22		140,000	147,819
9.375% 5/15/19		15,000	19,846
			400,412
Pharmaceuticals – 0.07%
NBTY 9.00% 10/1/18		55,000	60,843
Teva Pharmaceutical Finance IV 3.65% 11/10/21		30,000	30,430
			91,273
Real Estate Investment Trusts – 0.98%
Alexandria Real Estate Equities 4.60% 4/1/22		80,000	78,466
American Tower
4.70% 3/15/22		25,000	25,251
5.90% 11/1/21		155,000	171,177
Brandywine Operating Partnership 4.95% 4/15/18		60,000	61,262
Developers Diversified Realty
4.75% 4/15/18		35,000	36,305
7.50% 4/1/17		15,000	17,037
7.875% 9/1/20		80,000	94,762
9.625% 3/15/16		20,000	24,235
Digital Realty Trust 5.25% 3/15/21		140,000	144,607
Health Care REIT
4.125% 4/1/19		35,000	34,773
5.25% 1/15/22		90,000	94,321
Host Hotels & Resorts
#144A 5.25% 3/15/22		30,000	30,000
5.875% 6/15/19		25,000	26,469
6.00% 11/1/20		30,000	31,950
#144A 6.00% 10/1/21		29,000	31,030
Rayonier 3.75% 4/1/22		55,000	54,083
Regency Centers
4.80% 4/15/21		45,000	46,522
5.875% 6/15/17		15,000	16,794
UDR 4.625% 1/10/22		120,000	123,083
#WEA Finance 144A 4.625% 5/10/21		85,000	86,144
			1,228,271
Road & Rail – 0.11%
Burlington Northern Santa Fe
4.40% 3/15/42		110,000	104,414
5.65% 5/1/17		15,000	17,474
CSX 4.75% 5/30/42		15,000	14,605
			136,493
Semiconductors & Semiconductor Equipment – 0.19%
Amkor Technology 7.375% 5/1/18		20,000	21,525
Broadcom 2.70% 11/1/18		70,000	71,282
National Semiconductor 6.60% 6/15/17		115,000	142,029
			234,836
Textiles, Apparel & Luxury Goods – 0.03%
Hanesbrands 6.375% 12/15/20		35,000	36,138
		36,138
Trading Companies & Distributors – 0.02%
RSC Equipment Rental 10.25% 11/15/19		25,000	28,125
		28,125
Wireless Telecommunication Services – 0.38%
Cricket Communications 7.75% 10/15/20		60,000	59,174
#Crown Castle Towers 144A 4.883% 8/15/20		270,000	278,285
MetroPCS Wireless 6.625% 11/15/20		15,000	14,944
NII Capital 10.00% 8/15/16		35,000	39,813
Sprint Capital 8.75% 3/15/32		20,000	17,250
Sprint Nextel
6.00% 12/1/16		15,000	13,463
8.375% 8/15/17		20,000	19,400
#144A 9.125% 3/1/17		35,000	34,913
			477,242
Total Corporate Bonds (Cost $23,117,974)			23,903,598

Municipal Bond – 0.03%
Oregon State Taxable Pension 5.892% 6/1/27		35,000	43,219
Total Municipal Bond (Cost $35,000)			43,219

Non-Agency Asset-Backed Securities – 0.43%
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16		100,000	100,851
#Cabela's Master Credit Card Trust Series 2012-1A A1 144A 1.63% 2/18/20		100,000	99,368
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		95,000	112,976
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		80,000	81,660
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		100,000	99,785
Mid-State Trust Series 11 A1 4.864% 7/15/38		13,488	13,578
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		29,250	30,477
Total Non-Agency Asset-Backed Securities (Cost $529,542)			538,695

Non-Agency Collateralized Mortgage Obligations – 0.13%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		26,522	24,559
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		18,800	19,306
Series 2005-6 7A1 5.50% 7/25/20		3,097	2,958
Series 2005-9 5A1 5.50% 10/25/20		11,118	10,746
•Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33		63	49
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		100,000	74,319
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		4,280	4,447
•#GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27		13,996	14,859
•MASTR ARM Trust Series 2003-6 1A2 2.70% 12/25/33		4,386	4,225
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		7,250	7,292
Total Non-Agency Collateralized Mortgage Obligations (Cost $141,360)			162,760

∆Regional Bonds – 1.13%
Australia – 0.88%
New South Wales Treasury 6.00% 4/1/19	AUD	325,000	367,516
Queensland Treasury
6.00% 9/14/17	AUD	123,000	137,314
6.25% 6/14/19	AUD	522,000	594,209
			1,099,039
Canada – 0.25%
Province of Ontario 3.15% 6/2/22	CAD	221,000	222,026
Province of Quebec 4.25% 12/1/21	CAD	89,000	97,664
			319,690
Total Regional Bonds (Cost $1,397,840)			1,418,729

«Senior Secured Loans – 1.79%
99 Cents Only Stores Tranche B 7.00% 10/4/18		149,625	152,351
AIG Tranche 2 7.00% 3/17/16		50,000	50,239
Allied Security Holdings Tranche 2L 8.50% 1/21/18		20,000	20,067
Attachmate 6.50% 11/21/16		82,875	82,513
BNY ConvergEx Group
8.75% 12/16/17		28,177	28,036
(EZE Castle Software) 8.75% 11/29/17		11,823	11,764
Brock Holdings III
10.00% 2/15/18		20,000	19,575
Tranche B 6.00% 2/15/17		19,212	19,164
Burlington Coat Factory Tranche B 6.25% 2/10/17		190,080	191,658
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		99,000	89,665
Cengage Learning Acquisitions 2.49% 7/3/14		25,000	23,106
Charter Communications Operating Tranche B 7.25% 3/6/14		1,847	1,850
Chrysler Group 6.00% 4/28/17		109,150	111,073
Clear Channel Communications Tranche A 3.639% 7/30/14		76,086	70,522
Consolidated Container 5.75% 9/28/14		25,000	23,875
Delta Air Lines Tranche B 5.50% 3/29/17		49,750	49,757
Emdeon Tranche B 6.75% 8/3/18		44,888	45,612
First Data 5.00% 3/24/17		77,237	74,075
Frac Tech International Tranche B 6.25% 4/19/16		31,001	30,934
GenOn Energy Tranche B 6.00% 6/20/17		39,499	39,186
Houghton International Tranche B1 6.75% 1/11/16		19,714	19,800
Immucor Tranche B 7.25% 7/2/18		19,900	20,155
Lawson Software Tranche B 6.25% 3/16/18		60,000	59,400
Level 3 Financing
Tranche B2 5.75% 4/11/18		20,000	20,225
Tranche B3 5.75% 9/1/18		40,000	40,450
Lord & Taylor 5.75% 12/2/18		25,000	25,211
Multiplan 4.75% 8/26/17		28,459	28,263
Nuveen Investments
5.863% 5/13/17		52,330	52,407
8.25% 3/1/19		70,000	71,108
OSI Restaurant Partners
2.00% 6/14/13		9,871	9,747
2.563% 6/13/14		99,806	98,281
PQ 6.74% 7/30/15		40,000	38,579
@Prime Healthcare Services Tranche B 7.25% 4/28/15		74,785	73,383
Protection One 5.75% 3/31/19		50,000	49,688
Remy International Tranche B 6.25% 12/16/16		38,564	38,757
Reynolds Group Holdings Tranche C 6.50% 7/7/18		128,485	130,317
@SandRidge Energy 5.00% 2/2/17		40,000	40,000
Sensus USA 2nd Lien 8.50% 4/13/18		55,000	55,000
Texas Competitive Electric Holdings 3.50% 10/10/14		25,000	15,315
Toys R US Tranche B 6.00% 9/1/16		54,611	54,797
Univision Communications 4.489% 3/29/17		139,392	129,499
Visant 5.25% 12/31/16		37,794	36,971
Total Senior Secured Loans (Cost $2,199,566)			2,242,375
∆Sovereign Bonds – 3.38%
Brazil – 0.16%
Federal Republic of Brazil
5.625% 1/7/41		100,000	115,750
8.875% 10/14/19		60,000	85,110
			200,860
Canada – 0.16%
Canadian Government
3.75% 6/1/19	CAD	94,000	106,043
4.00% 6/1/17	CAD	91,000	101,924
			207,967
Chile – 0.10%
Chile Government International 5.50% 8/5/20	CLP	57,000,000	122,505
			122,505
Colombia – 0.10%
Colombia Government International 6.125% 1/18/41		100,000	123,000
		123,000
Finland – 0.06%
Finland Government 4.00% 7/4/25	EUR	52,000	79,428
			79,428
Germany – 0.27%
Deutschland Republic
2.00% 1/4/22	EUR	138,000	187,348
2.50% 1/4/21	EUR	56,218	80,308
3.50% 7/4/19	EUR	46,000	70,530
			338,186
Indonesia – 0.10%
Indonesia Government International 7.25% 4/20/15		70,000	80,062
Indonesia Treasury 11.00% 11/15/20	IDR		47,619
			127,681
Malaysia – 0.03%
Malaysia Government 4.262% 9/15/16	MYR	112,000	37,972
			37,972
Mexico – 0.20%
Mexican Bonos
6.50% 6/10/21	MXN	476,100	38,143
8.50% 5/31/29	MXN	1,320,600	118,453
8.50% 11/18/38	MXN	468,700	41,056
Mexico Government International 4.75% 3/8/44		60,000	58,950
			256,602
Norway – 0.70%
Norwegian Government
3.75% 5/25/21	NOK	589,000	114,503
4.25% 5/19/17	NOK	354,000	69,098
4.50% 5/22/19	NOK	1,174,000	236,175
5.00% 5/15/15	NOK	2,364,000	457,003
			876,779
Panama – 0.11%
Panama Government International
6.70% 1/26/36		32,000	42,240
7.25% 3/15/15		33,000	38,297
8.875% 9/30/27		34,000	52,275
			132,812
Peru – 0.15%
Republic of Peru
5.625% 11/18/50		20,000	22,500
7.125% 3/30/19		126,000	161,280
			183,780
Philippines – 0.26%
Republic of Philippines 9.50% 10/21/24		218,000	326,455
			326,455
Poland – 0.16%
Poland Government
5.25% 10/25/17	PLN	206,000	67,105
5.25% 10/25/20	PLN	177,000	56,307
Poland Government International 5.00% 3/23/22		68,000	72,013
			195,425
Republic of Korea – 0.05%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	58,072,288	59,012
			59,012
Russia – 0.18%
Russian-Eurobond 7.50% 3/31/30		186,728	224,307
			224,307
South Africa – 0.24%
South Africa Government 8.00% 12/21/18	ZAR	2,262,000	300,007
			300,007
Sweden – 0.17%
Sweden Government
3.00% 7/12/16	SEK	920,000	147,715
5.00% 12/1/20	SEK	340,000	64,058
			211,773
United Kingdom – 0.12%
United Kingdom Gilt
4.25% 12/7/27	GBP	40,000	75,402
4.50% 3/7/19	GBP	42,000	80,438
			155,840
Uruguay – 0.06%
Republic of Uruguay 8.00% 11/18/22		58,500	80,876
			80,876
Total Sovereign Bonds (Cost $4,138,626)			4,241,267

Supranational Banks – 0.14%
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	260,000	41,330
3.375% 4/30/15	NOK	490,000	88,870
3.625% 6/22/20	NOK	270,000	48,325
Total Supranational Banks (Cost $172,149)			178,525

U.S. Treasury Obligations – 4.82%
U.S. Treasury Bonds
3.125% 11/15/41		1,280,000	1,228,000
3.125% 2/15/42		25,000	23,969
U.S. Treasury Notes
1.00% 3/31/17		1,740,000	1,736,602
∞2.00% 2/15/22		3,125,000	3,065,431
Total U.S. Treasury Obligations (Cost $6,137,534)			6,054,002

Short-Term Investments – 10.61%
≠Discounted Commercial Paper – 10.58%
Abbey National North America 0.14% 4/2/12		6,100,000	6,099,976
Barclays U.S. Funding 0.10% 4/2/12		6,100,000	6,099,983
Toyota Motor Credit 0.02% 4/3/12		1,085,000	1,084,999
			13,284,958
		Number of
		Shares
Money Market Mutual Fund – 0.03%
Dreyfus Treasury & Agency Cash Management Fund		31,792	31,792
			31,792
Total Short-Term Investments (Cost $13,316,750)			13,316,750

Total Value of Securities – 105.19%
(Cost $117,137,175)			132,048,406

Option Written – (0.01%)
Put Option – (0.01%)
U.S. Bond Future, strike price $139.00, expires 4/21/12 (JPMC)			(8)
(16,250)
Total Option Written (Premium Received $(11,164))
(16,250)
«Liabilities Net of Receivables and Other Assets – (5.18%)			(6,504,631)
Net Assets Applicable to 8,789,586 Shares Outstanding – 100.00%			$125,527,525

†Non income producing security.
§Developed Market–countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market–developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@Illiquid security. At March 31, 2012, the aggregate amount of illiquid securities was $1,067,617, which represented 0.85% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $5,508,102, which represented 4.39% of the Fund’s net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $171,484, which represented 0.14% of the Fund's net assets. See Note 1 in "Notes."
¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2012.
∆Securities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.
«Includes foreign currency valued at $197,942 with a cost of $196,149.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(32,202)	USD	33,523	5/2/12	$ 294
BAML	BRL	428,375	USD	(232,497)	5/2/12	401
BAML	EUR	(46,000)	JPY	5,085,806	5/2/12	95
BAML	EUR	(634,173)	USD	836,602	5/2/12	(9,292)
BAML	HUF	(135,770,100)	USD	610,000	5/2/12	(2,153)
BAML	JPY	(10,041,420)	USD	120,000	5/2/12	(1,332)
BAML	MXN	2,074,266	USD	(162,957)	5/2/12	(1,342)
BAML	NOK	(628,542)	USD	109,023	5/2/12	(1,223)
BAML	NZD	(36,207)	USD	29,369	5/2/12	(209)
BAML	RUB	8,719,530	USD	(296,245)	5/2/12	(375)
BAML	ZAR	(2,484,397)	USD	323,146	5/2/12	826
BCLY	EUR	(66,903)	USD	88,611	5/2/12	(627)
BCLY	JPY	6,519,333	USD	(77,769)	5/2/12	1,005
CITI	BRL	430,000	USD	(233,886)	5/2/12	(105)
CITI	EUR	(172,755)	USD	227,956	5/2/12	(2,473)
CITI	JPY	6,273,225	USD	(74,826)	5/2/12	974
GSC	BRL	532,732	USD	(288,978)	5/2/12	656
GSC	GBP	88,502	USD	(140,072)	5/2/12	1,452
GSC	NOK	(166,080)	USD	28,694	5/2/12	(436)
GSC	RUB	4,459,500	USD	(151,349)	5/2/12	(30)
HSBC	AUD	(286,971)	USD	298,708	5/2/12	2,589
HSBC	EUR	(30,843)	USD	40,702	5/2/12	(436)
HSBC	NOK	(882,171)	USD	153,232	5/2/12	(1,500)
HSBC	PLN	(445,536)	USD	140,000	5/2/12	(2,786)
JPMC	BRL	266,250	USD	(144,622)	5/2/12	132
JPMC	EUR	(91,486)	USD	120,671	5/2/12	(1,359)
JPMC	NOK	(1,416,863)	USD	245,450	5/2/12	(3,066)
MNB	AUD	(12,220)	USD	12,655	4/4/12	5
MNB	CHF	(29,315)	USD	32,413	4/4/12	(63)
MNB	DKK	(73,004)	USD	13,061	4/4/12	(25)
MNB	EUR	(19,770)	USD	26,315	4/3/12	(53)
MNB	EUR	(97,331)	USD	129,544	4/4/12	(261)
MNB	GBP	(62,181)	USD	99,258	4/4/12	(192)
MNB	HKD	(162,073)	USD	20,878	4/3/12	7
MNB	JPY	(6,441,979)	USD	77,736	4/4/12	(84)
MNB	KRW	(7,364,280)	USD	6,515	4/3/12	11
MNB	NOK	(84,318)	USD	14,772	4/4/12	(33)
MNB	SEK	(121,424)	USD	18,285	4/4/12	(65)
MNB	THB	(184,036)	USD	5,961	4/4/12	(7)
MSC	AUD	(92,441)	USD	96,024	5/2/12	636
MSC	EUR	(349,640)	USD	461,216	5/2/12	(5,152)
MSC	GBP	(45,733)	USD	72,385	5/2/12	(746)
MSC	JPY	1,633,230	USD	(20,314)	5/2/12	(580)
MSC	NOK	(442,888)	USD	76,714	5/2/12	(969)
MSC	RUB	4,800,250	USD	(162,969)	5/2/12	(87)
						$(27,978)

Futures Contracts

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
4 Euro-Bund	$ 727,503	$ 738,789	6/30/12	$ 11,286
1 Long Gilt	180,935	183,153	6/30/12	2,218
(3) U.S. Treasury 10 yr Notes	(387,178)	(388,453)	6/29/12	(1,275)
		$ 521,260		$12,229

Swap Contracts
CDS Contracts

						Unrealized
	Swap		Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation		Value	Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Crossover 16.1
MSC	5 yr CDS	EUR	705,000	5.00%	12/20/16	$ (39,678)
	ITRAXX Europe Subordinate Financials 17.1
MSC	5 yr CDS	EUR	1,470,000	5.00%	6/20/17	37,546
	Japan
MSC	5 yr CDS	USD	120,000	1.00%	9/20/16	(1,429)
MSC	5 yr CDS		182,000	1.00%	3/20/17	(3,782)
	Kingdom of Belgium
MSC	5 yr CDS		222,000	1.00%	12/20/16	(8,623)
MSC	5 yr CDS		72,000	1.00%	3/20/17	(3,317)
	Kingdom of Spain
MSC	5 yr CDS		413,000	1.00%	6/20/16	25,258
MSC	5 yr CDS		170,000	1.00%	9/20/16	1,713
MSC	5 yr CDS		150,000	1.00%	3/20/17	1,955
	Republic of France
MSC	5 yr CDS		336,000	0.25%	9/20/16	(3,733)
MSC	5 yr CDS		122,000	0.25%	12/20/16	(2,207)
	Republic of Italy
MSC	5 yr CDS		120,000	1.00%	9/20/16	1,818
MSC	5 yr CDS		72,000	1.00%	3/20/17	(3,689)
Total						$ 1,832

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, written options and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citibank Global Markets
CHF– Swiss Franc
CLP – Chilean Peso
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transaction, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Kroner
NVDR – Non-Voting Depositary Receipts
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
THB – Thailand Baht
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Moderate Allocation Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value.  U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$117,617,708
Aggregate unrealized appreciation	$ 16,917,414
Aggregate unrealized depreciation	(2,486,716)
Net unrealized appreciation	$ 14,430,698

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 7,749,988	$ 588,431	$ 8,338,419
Common Stock	61,714,168	72,812	171,484	61,958,464
Corporate Debt	53,483	27,278,553	40,000	27,372,036
Foreign Debt	-	5,838,521	-	5,838,521
Investment Companies	8,912,440	-	-	8,912,440
Municipal Bond	-	43,219	-	43,219
U.S. Treasury Obligations	-	6,054,002	-	6,054,002
Short-Term Investments	31,792	13,284,958	-	13,316,750
Option Written	(16,250)	-	-	(16,250)
Other	85,827	128,728	-	214,555
Total	$70,781,460	$60,450,781	$ 799,915	$132,032,156

Foreign Currency Exchange Contracts	$ -	$ (27,978)	$ -	$ (27,978)
Futures	$ 12,229	$ -	$ -	$ 12,229
Swap Contracts	$ -	$ 1,832	$ -	$ 1,832

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed &
	Mortgage-
	Backed	Common	Corporate
	Securities	Stock	Debt	Other	Total
Balance as of 12/31/11	$ -	$ 14,100	$ -	$1,316	$ 15,416
Purchases	588,431	21,453	40,000	-	649,884
Transfers into Level 3	-	54,776	-	-	54,776
Net change in unrealized
appreciation (depreciation)	-	81,155	-	(1,316)	79,839
Balance as of 3/31/12	$588,431	$ 171,484	$40,000	$ -	$ 799,915

Net change in unrealized
appreciation (depreciation) from
Level 3 investments still
held as of 3/31/12	$ -	$ 81,155	$ -	$ -	$ 81,155

During the period ended March 31, 2012, transfers into Level 3 investments from Level 1 investments were made in the amount of $54,776 for the Fund. This was due to lack of market activity in 2012 compared to 2011. During the period ended March 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended March 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions,” financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the period ended March 31, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2011	5	$ 5,938
Options written	29	34,823
Options expired	(4)	(2,413)
Options terminated in closing
purchase transactions	(22)	(27,184)
Options outstanding at March 31, 2012	8	$ 11,164

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2012, net unrealized appreciation of CDS contracts was $1,832. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2012, the Fund would have received EUR 2,175,000 and USD 1,975,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Social Awareness Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.99%
Aerospace & Defense – 0.48%
Rockwell Collins	55,500	$3,194,580
		3,194,580
Air Freight & Logistics – 1.56%
FedEx	111,900	10,290,324
		10,290,324
Auto Components – 1.10%
†Borg Warner	85,600	7,219,504
		7,219,504
Automobiles – 1.74%
Ford Motor	919,800	11,488,302
		11,488,302
Beverages – 1.60%
PepsiCo	158,800	10,536,380
		10,536,380
Biotechnology – 2.99%
†Celgene	90,000	6,976,800
†Gilead Sciences	180,800	8,832,080
†Vertex Pharmaceuticals	94,000	3,854,940
		19,663,820
Capital Markets – 3.74%
Ameriprise Financial	117,300	6,701,349
BlackRock	43,500	8,913,150
State Street	198,200	9,018,100
		24,632,599
Chemicals – 0.79%
†Rockwood Holdings	99,900	5,209,785
		5,209,785
Commercial Banks – 2.41%
Wells Fargo	465,000	15,875,100
		15,875,100
Communications Equipment – 3.32%
Cisco Systems	211,700	4,477,455
QUALCOMM	255,900	17,406,318
		21,883,773
Computers & Peripherals – 2.70%
†EMC	595,200	17,784,576
		17,784,576
Consumer Finance – 1.13%
Capital One Financial	133,350	7,432,929
		7,432,929
Containers & Packaging – 0.96%
†Owens-Illinois	270,700	6,318,138
		6,318,138
Diversified Financial Services – 2.39%
Citigroup	200,300	7,320,965
†IntercontinentalExchange	61,050	8,389,491
		15,710,456
Diversified Telecommunication Services – 2.06%
AT&T	435,200	13,591,296
		13,591,296
Electrical Equipment – 1.05%
Roper Industries	69,800	6,921,368
		6,921,368
Energy Equipment & Services – 2.95%
Baker Hughes	55,900	2,344,446
National Oilwell Varco	40,400	3,210,588
†Noble	370,800	13,893,876
		19,448,910
Food & Staples Retailing – 2.38%
CVS Caremark	349,500	15,657,600
		15,657,600
Food Products – 1.85%
General Mills	308,800	12,182,160
		12,182,160
Gas Utilities – 0.57%
AGL Resources	95,400	3,741,588
		3,741,588
Health Care Equipment & Supplies – 1.85%
Baxter International	140,800	8,417,024
†Gen-Probe	56,400	3,745,524
		12,162,548
Health Care Providers & Services – 4.63%
Express Scripts	218,200	11,822,076
UnitedHealth Group	316,400	18,648,616
		30,470,692
Hotels, Restaurants & Leisure – 2.41%
Starbucks	283,500	15,844,815
		15,844,815
Household Durables – 1.62%
Jarden	265,300	10,673,019
		10,673,019
Insurance – 4.31%
AFLAC	182,700	8,402,373
Prudential Financial	198,000	12,551,220
Travelers	125,000	7,400,000
		28,353,593
Internet Software & Services – 3.85%
†eBay	103,700	3,825,493
†Google Class A	25,300	16,223,372
†LogMeIn	150,000	5,284,500
		25,333,365
IT Services – 2.82%
Accenture Class A	159,100	10,261,950
†Cognizant Technology Solutions Class A	107,700	8,287,515
		18,549,465
Life Sciences Tools & Services – 1.09%
Thermo Fisher Scientific	127,600	7,194,088
		7,194,088
Machinery – 3.11%
Cummins	33,000	3,961,320
Deere	168,200	13,607,380
Lincoln Electric Holdings	64,600	2,927,672
		20,496,372
Media – 3.99%
Comcast Class A	420,000	12,604,200
Regal Entertainment Group Class A	115,900	1,576,240
Viacom Class B	254,960	12,100,402
		26,280,842
Metals & Mining – 1.62%
Allegheny Technologies	111,500	4,590,455
Cliffs Natural Resources	88,000	6,094,880
		10,685,335
Multiline Retail – 4.04%
DSW Class A	56,445	3,091,493
Macy's	342,100	13,591,633
Nordstrom	177,700	9,901,444
		26,584,570
Multi-Utilities – 0.92%
OGE Energy	112,800	6,034,800
		6,034,800
Oil, Gas & Consumable Fuels – 3.04%
EQT	88,500	4,266,585
Hess	143,600	8,465,220
†Newfield Exploration	210,000	7,282,800
		20,014,605
Pharmaceuticals – 5.64%
Abbott Laboratories	304,500	18,662,805
Allergan	193,300	18,446,619
		37,109,424
Professional Services – 1.99%
Manpower	128,100	6,068,097
Towers Watson Class A	106,394	7,029,452
		13,097,549
Road & Rail – 1.80%
Hunt (J.B.) Transport	66,500	3,615,605
Union Pacific	76,500	8,222,220
		11,837,825
Semiconductors & Semiconductor Equipment – 3.26%
Avago Technologies	154,900	6,036,453
Intel	353,200	9,928,452
Maxim Integrated Products	193,300	5,526,447
		21,491,352
Software – 5.72%
†Citrix Systems	53,900	4,253,249
Microsoft	825,200	26,612,699
†Nuance Communications	54,100	1,383,878
†Symantec	290,300	5,428,610
		37,678,436
Wireless Telecommunication Services – 1.51%
Vodafone Group ADR	359,700	9,952,899
		9,952,899
Total Common Stock (Cost $454,918,493)		638,628,782
Short-Term Investment – 5.03%
Money Market Mutual Fund – 5.03%
Dreyfus Treasury & Agency Cash Management Fund	33,118,000	33,118,000
Total Short-Term Investment (Cost $33,118,000)		33,118,000
Total Value of Securities – 102.02%
(Cost $488,036,493)		671,746,782
Liabilities Net of Receivables and Other Assets – (2.02%)		(13,319,522)
Net Assets Applicable to 18,992,644 Shares Outstanding – 100.00%		$658,427,260

†Non income producing security.

ADR – American Depositary Receipt
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Social Awareness Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$490,022,393
Aggregate unrealized appreciation	$195,972,270
Aggregate unrealized depreciation	(14,247,881)
Net unrealized appreciation	$181,724,389

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Common Stock	$638,628,782
Short-Term Investment	33,118,000
Total	$671,746,782

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Money Market Fund

March 31, 2012
	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Certificates of Deposit – 12.77%
Bank of Montreal Chicago 0.13% 4/4/12	$35,000,000	$35,000,000
•National Australia Bank New York 0.392% 4/13/12	15,000,000	15,000,000
National Bank of Canada New York 0.43% 7/11/12	20,000,000	20,000,000
Royal Bank of Canada New York 0.56% 10/23/12	7,500,000	7,501,684
Toronto Dominion Bank New York
0.30% 6/29/12	15,000,000	15,000,000
0.32% 5/22/12	7,275,000	7,276,235
Total Certificates of Deposit (Cost $99,777,909)		99,777,919

Commercial Paper – 72.14%
Chemicals – 2.56%
≠duPont (E.I.) deNemours 0.14% 4/25/12	20,000,000	19,998,133
		19,998,133
Colleges & Universities – 21.62%
≠Brown University
0.13% 4/3/12	6,700,000	6,699,952
0.15% 5/15/12	15,700,000	15,697,122
0.16% 6/15/12	12,500,000	12,495,833
≠Cornell University
0.13% 5/10/12	5,000,000	4,999,296
0.15% 6/13/12	7,500,000	7,497,719
0.17% 6/21/12	5,000,000	4,998,088
≠Dartmouth College 0.13% 5/8/12	4,000,000	3,999,466
≠Duke University 0.13% 5/8/12	5,475,000	5,474,268
Emory University 0.15% 6/13/12	17,000,000	17,000,000
≠Leland Stanford Junior University
0.10% 4/18/12	3,000,000	2,999,858
0.11% 4/13/12	20,000,000	19,999,267
0.12% 4/17/12	12,000,000	11,999,360
≠University of Chicago
0.15% 5/7/12	10,000,000	9,998,500
0.16% 6/15/12	20,000,000	19,993,333
≠Yale University 0.13% 4/4/12	25,000,000	24,999,728
		168,851,790
Commercial Banks – 23.93%
≠Abbey National North America 0.14% 4/2/12	35,000,000	34,999,864
Bank of Nova Scotia Houston 0.21% 4/3/12	15,000,000	15,000,000
≠Barclays US Funding 0.10% 4/2/12	35,000,000	34,999,902
≠Commonwealth Bank Australia
0.431% 4/10/12	7,000,000	6,999,248
0.612% 6/15/12	25,000,000	24,968,229
≠DnB NOR Bank 0.08% 4/4/12	35,000,000	34,999,767
≠Scotiabank 0.13% 4/27/12	20,000,000	19,998,122
≠Westpac Banking 0.653% 9/5/12	15,000,000	14,957,479
		186,922,611
Consumer Finance – 1.92%
≠Toyota Motor Credit 0.381% 8/13/12	15,000,000	14,978,783
		14,978,783
Diversified Financial Services – 3.20%
≠JPMorgan Chase 0.452% 10/25/12	10,000,000	9,974,125
≠National Australia Funding 0.501% 5/1/12	15,000,000	14,993,750
		24,967,875
Energy Equipment & Services – 2.88%
≠Schlumberger Holdings 0.17% 4/11/12	22,500,000	22,498,938
		22,498,938
Food Products – 1.28%
≠Unilever Capital 0.452% 1/17/13	10,000,000	9,963,625
		9,963,625
Health Care Providers & Services – 4.71%
Catholic Health Initiatives
0.12% 4/2/12	21,750,000	21,750,000
0.17% 6/13/12	15,000,000	15,000,000
		36,750,000
Industrial Conglomerates – 1.43%
≠Siemens Capital 0.15% 5/15/12	11,200,000	11,197,947
		11,197,947
Machinery – 1.41%
≠Danaher 0.14% 4/23/12	11,015,000	11,014,058
		11,014,058
Oil, Gas & Consumable Fuels – 7.20%
≠Koch Resources
0.13% 4/3/12	25,000,000	24,999,819
0.17% 5/2/12	10,000,000	9,998,536
≠Statoil 0.09% 4/2/12	21,235,000	21,234,947
		56,233,302
Total Commercial Paper (Cost $563,377,062)		563,377,062
Corporate Bonds – 4.59%
Capital Markets – 0.42%
Bear Stearns 6.95% 8/10/12	3,250,000	3,321,906
		3,321,906
Commercial Banks – 0.10%
#Rabobank 144A 2.65% 8/17/12	750,000	755,719
		755,719
Diversified Financial Services – 2.74%
#Export Development Canada 144A 0.30% 3/7/13	7,750,000	7,750,000
General Electric Capital
5.25% 10/19/12	3,500,000	3,591,730
6.00% 6/15/12	4,000,000	4,044,811
JPMorgan Chase
5.375% 10/1/12	5,500,000	5,628,963
5.75% 1/2/13	400,000	414,640
		21,430,144
Industrial Conglomerates – 1.33%
General Electric 5.00% 2/1/13	10,000,000	10,372,866
		10,372,866
Total Corporate Bonds (Cost $35,880,635)		35,880,635
Municipal Bonds – 10.24%
California State Revenue Anticipation Notes Series A2 2.00% 6/26/12	12,000,000	12,045,066
•Delaware River Port Authority Pennsylvania & New Jersey Revenue Series C 0.16% 1/1/26		10,250,000
10,250,000
Emory University 0.17% 6/12/12 (LOC–PNC Bank N.A.)	7,500,000	7,500,000
•Hanover County, Virginia Economic Development Authority Revenue (Bon Secours Health) Series D-2
0.20% 11/1/25 (LOC–U.S. Bank N.A.)	5,800,000	5,800,000
•Maryland State Health & Higher Educational Facilities Authority Revenue (Adjustable Pooled Loan Program)
Series B 0.19% 4/1/35 (LOC–JPMorgan Chase Bank)	12,600,000	12,600,000
•Massachusetts State Port Authority Revenue Series D 0.25% 7/1/29 (LOC–Bank of America N.A.) (AMT)	9,200,000	9,200,000
•New York State Dormitory Authority Revenue Non-State Supported Debt (University of Rochester)
Series A-1 0.23% 7/1/27(LOC–Bank of America N.A.)	4,000,000	4,000,000
•New York State Housing Finance Agency Revenue (Broadway) Series B
0.17% 5/1/44 (LOC–Wells Fargo Bank N.A.)		3,450,000
3,450,000
Texas State Tax & Revenue Anticipation Notes Series A 2.50% 8/30/12	15,000,000	15,138,265
Total Municipal Bonds (Cost $79,983,331)		79,983,331
Total Value of Securities – 99.74%
(Cost $779,018,947) ©		779,018,947
Receivables and Other Assets Net of Liabilities – 0.26%		2,038,622
Net Assets Applicable to 78,105,618 Shares Outstanding – 100.00%		$781,057,569

•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
≠The rate shown is the effective yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $8,505,719, which represented 1.09% of the Fund's net assets. See Note 3 in "Notes."
©Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Money Market Fund (Fund).

Security Valuation – Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 2
Corporate Bonds	$35,880,635
Municipal Bonds	79,983,331
Short-Term Investments	663,154,981
Total	$779,018,947

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 45.08% of the Fund’s net assets at March 31, 2012. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2012, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures and there were no Section 4(2) securities. Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Conservative Allocation Fund

March 31, 2012

		Number of	Value
		Shares	(U.S. $)
Common Stock – 33.07%
U.S. Markets – 20.22%
Aerospace & Defense – 0.68%
Ducommun		1,150	$13,685
†Esterline Technologies		1,870	133,630
Honeywell International		3,750	228,938
†KEYW Holding		4,210	32,628
Lockheed Martin		1,400	125,804
Northrop Grumman		12,000	732,960
Raytheon		14,200	749,475
Rockwell Collins		1,000	57,560
Triumph Group		2,570	161,036
United Technologies		3,750	311,025
			2,546,741
Air Freight & Logistics – 0.20%
Expeditors International of Washington		11,200	520,912
FedEx		1,250	114,950
†Hub Group Class A		3,280	118,178
			754,040
Auto Components – 0.04%
Cooper Tire & Rubber		3,460	52,661
†Tenneco		2,450	91,018
			143,679
Automobiles – 0.06%
Ford Motor		19,100	238,559
			238,559
Beverages – 0.13%
Coca-Cola		2,200	162,822
PepsiCo		4,850	321,798
			484,620
Biotechnology – 0.22%
†Acorda Therapeutics		2,580	68,499
†Celgene		2,500	193,800
†Gilead Sciences		4,130	201,750
†Incyte		4,670	90,131
†ONYX Pharmaceuticals		3,070	115,678
†Spectrum Pharmaceuticals		5,840	73,759
†Vertex Pharmaceuticals		2,400	98,424
			842,041
Building Products – 0.02%
AAON		3,860	77,933
			77,933
Capital Markets – 0.35%
Ameriprise Financial		2,550	145,682
Bank of New York Mellon		30,400	733,551
BlackRock		1,000	204,900
†Piper Jaffray		2,390	63,622
State Street		3,550	161,525
			1,309,280
Chemicals – 0.38%
Celanese Class A		3,400	157,012
duPont (E.I.) deNemours		16,728	884,910
Eastman Chemical		2,500	129,225
†Ferro		10,430	61,954
Innophos Holdings		1,430	71,672
Koppers Holdings		1,360	52,442
†TPC Group		1,380	61,010
			1,418,225
Commercial Banks – 0.32%
†BBCN Bancorp		4,980	55,427
Cardinal Financial		5,700	64,410
City Holding		1,680	58,330
Home Bancshares		2,520	67,057
Independent Bank		2,540	72,974
Park National		1,240	85,771
Prosperity Bancshares		1,820	83,356
Susquehanna Bancshares		8,870	87,636
†Texas Capital Bancshares		1,990	68,894
Trustmark		2,650	66,197
Webster Financial		3,980	90,227
Wells Fargo		11,500	392,610
			1,192,889
Commercial Services & Supplies – 0.30%
McGrath RentCorp		1,570	50,413
Republic Services		3,100	94,736
†Tetra Tech		2,740	72,226
United Stationers		3,250	100,848
US Ecology		3,360	73,046
Waste Management		21,100	737,656
			1,128,925
Communications Equipment – 1.04%
Adtran		2,860	89,203
Cisco Systems		38,650	817,448
Motorola Solutions		14,600	742,118
†NETGEAR		1,690	64,558
Plantronics		2,260	90,988
†Polycom		19,200	366,144
QUALCOMM		24,590	1,672,611
†ViaSat		1,480	71,351
			3,914,421
Computers & Peripherals – 0.91%
†Apple		5,115	3,066,289
†EMC		10,500	313,740
†Synaptics		1,400	51,114
			3,431,143
Construction & Engineering – 0.10%
Fluor		2,300	138,093
Granite Construction		1,860	53,456
†MYR Group		3,900	69,654
†Tutor Perini		2,540	39,573
URS		2,150	91,418
			392,194
Consumer Finance – 0.05%
Capital One Financial		3,000	167,220
			167,220
Containers & Packaging – 0.07%
Boise		8,650	71,017
†Owens-Illinois		3,800	88,692
Silgan Holdings		2,130	94,146
			253,855
Diversified Consumer Services – 0.16%
†Apollo Group Class A		15,600	602,784
			602,784
Diversified Financial Services – 0.57%
CME Group		2,500	723,325
†IntercontinentalExchange		7,350	1,010,037
JPMorgan Chase		9,050	416,119
			2,149,481
Diversified Telecommunication Services – 0.50%
AT&T		36,057	1,126,060
Atlantic Tele-Network		1,250	45,450
Verizon Communications		18,560	709,549
		1,881,059
Electric Utilities – 0.24%
Cleco		2,360	93,574
Edison International		17,600	748,176
UIL Holdings		1,730	60,135
			901,885
Electrical Equipment – 0.04%
Acuity Brands		1,490	93,617
Roper Industries		700	69,412
			163,029
Electronic Equipment, Instruments & Components – 0.07%
†Anixter International		1,490	108,070
†FARO Technologies		1,810	105,577
†Rofin-Sinar Technologies		1,860	49,048
			262,695
Energy Equipment & Services – 0.21%
Baker Hughes		1,300	54,522
Bristow Group		2,000	95,460
†Key Energy Services		3,610	55,775
Lufkin Industries		1,000	80,650
National Oilwell Varco		700	55,629
†Pioneer Drilling		9,000	79,200
†RigNet		3,650	63,985
Schlumberger		4,200	293,706
			778,927
Food & Staples Retailing – 0.64%
Casey's General Stores		2,260	125,340
CVS Caremark		22,540	1,009,791
†Fresh Market		1,510	72,405
Safeway		33,000	666,930
†Susser Holdings		4,350	111,665
Walgreen		12,200	408,578
			2,394,709
Food Products – 0.58%
Archer-Daniels-Midland		38,000	1,203,079
General Mills		4,600	181,470
J&J Snack Foods		1,680	88,133
Kraft Foods		18,800	714,588
			2,187,270
Gas Utilities – 0.03%
AGL Resources		2,550	100,011
			100,011
Health Care Equipment & Supplies – 0.35%
†Align Technology		4,230	116,537
Baxter International		12,500	747,249
Conmed		2,530	75,571
†CryoLife		7,010	36,943
†Haemonetics		1,250	87,100
†Merit Medical Systems		6,157	76,470
†Quidel		4,800	88,176
West Pharmaceutical Services		1,920	81,658
			1,309,704
Health Care Providers & Services – 0.63%
†Air Methods		1,120	97,720
AmerisourceBergen		2,850	113,088
Cardinal Health		16,700	719,937
†Catalyst Health Solutions		1,440	91,771
†Express Scripts		4,350	235,683
Quest Diagnostics		12,300	752,145
†Sun Healthcare Group		0	2
UnitedHealth Group		5,750	338,905
			2,349,251
Health Care Technology – 0.04%
†Greenway Medical Technologies		3,090	47,215
Quality Systems		1,920	83,962
			131,177
Hotels, Restaurants & Leisure – 0.27%
†AFC Enterprises		6,550	111,088
†Bally Technologies		1,080	50,490
†Buffalo Wild Wings		900	81,621
CEC Entertainment		1,960	74,304
†Cheesecake Factory		2,020	59,368
†Jack in the Box		3,320	79,580
McDonald's		2,900	284,489
†Shuffle Master		7,080	124,608
Starbucks		2,950	164,876
			1,030,424
Household Durables – 0.05%
Jarden		5,050	203,162
			203,162
Household Products – 0.36%
Kimberly-Clark		12,650	934,708
Procter & Gamble		6,170	414,686
			1,349,394
Industrial Conglomerates – 0.06%
General Electric		11,500	230,805
			230,805
Insurance – 1.01%
AFLAC		3,650	167,864
Allstate		22,000	724,240
American Equity Investment Life Holding		7,890	100,755
Marsh & McLennan		22,000	721,380
Primerica		3,220	81,176
ProAssurance		910	80,180
Progressive		36,400	843,752
Prudential Financial		3,150	199,679
Travelers		14,805	876,455
			3,795,481
Internet & Catalog Retail – 0.29%
†priceline.com		1,535	1,101,362
			1,101,362
Internet Software & Services – 0.94%
†comScore		2,670	57,111
†eBay		3,000	110,670
†Google Class A		2,310	1,481,265
j2 Global		3,190	91,489
†Liquidity Services		1,740	77,952
†LogMeln		2,330	82,086
†OpenTable		940	38,042
†QuinStreet		4,870	51,086
†ValueClick		4,370	86,264
VeriSign		21,900	839,646
†Vocus		4,160	55,120
†Yahoo		36,200	550,964
			3,521,695
IT Services – 0.96%
†Cognizant Technology Solutions Class A		2,650	203,918
†ExlService Holdings		1,630	44,727
International Business Machines		640	133,536
MasterCard Class A		2,850	1,198,539
Syntel		1,010	56,560
†TeleTech Holdings		4,540	73,094
†Teradata		9,300	633,795
Visa Class A		10,600	1,250,799
			3,594,968
Life Sciences Tools & Services – 0.05%
Thermo Fisher Scientific		3,600	202,968
			202,968
Machinery – 0.38%
Barnes Group		3,600	94,716
Caterpillar		6,600	703,032
†Chart Industries		1,390	101,929
†Columbus McKinnon		4,120	67,115
Cummins		950	114,038
Deere		2,550	206,295
ESCO Technologies		1,980	72,805
†Kadant		3,110	74,080
			1,434,010
Media – 0.43%
Cinemark Holdings		3,110	68,265
Comcast Class A		24,700	741,247
Comcast Special Class		11,900	351,169
†Knology		4,510	82,082
National CineMedia		4,130	63,189
Regal Entertainment Group Class A		3,250	44,200
Viacom Class B		5,250	249,165
			1,599,317
Metals & Mining – 0.09%
Allegheny Technologies		1,650	67,931
†Castle (A.M.)		6,680	84,502
Cliffs Natural Resources		1,600	110,816
†Coeur d'Alene Mines		2,770	65,760
			329,009
Multiline Retail – 0.20%
DSW Class A		3,080	168,692
Macy's		4,950	196,664
Nordstrom		3,700	206,164
Target		3,050	177,724
			749,244
Multi-Utilities – 0.07%
MDU Resources Group		4,600	102,994
NorthWestern		1,770	62,764
OGE Energy		2,050	109,675
			275,433
Office Electronics – 0.19%
Xerox		87,900	710,232
			710,232
Oil, Gas & Consumable Fuels – 1.77%
Berry Petroleum Class A		1,960	92,375
†Carrizo Oil & Gas		3,180	89,867
Chevron		9,521	1,021,032
ConocoPhillips		9,700	737,297
El Paso		18,400	543,720
EOG Resources		10,750	1,194,325
Exxon Mobil		6,100	529,053
Hess		2,500	147,375
Kinder Morgan		8,950	345,918
Marathon Oil		23,215	735,916
†Newfield Exploration		3,250	112,710
Occidental Petroleum		1,250	119,038
†Rosetta Resources		1,480	72,165
†Swift Energy		2,060	59,802
Williams		23,100	711,711
†WPX Energy		7,700	138,677
			6,650,981
Personal Products – 0.23%
Avon Products		40,300	780,208
†Prestige Brands Holdings		3,630	63,452
			843,660
Pharmaceuticals – 1.30%
Abbott Laboratories		4,100	251,289
Allergan		11,400	1,087,903
Johnson & Johnson		11,689	771,006
Merck		27,747	1,065,485
Perrigo		4,300	444,233
Pfizer		52,344	1,186,116
†Salix Pharmaceuticals		1,490	78,225
			4,884,257
Professional Services – 0.12%
†CRA International		1,870	47,161
†FTI Consulting		1,710	64,159
†Kforce		6,290	93,721
Manpower		1,750	82,898
†RPX		1,640	27,814
Towers Watson Class A		2,250	148,658
			464,411
Real Estate Investment Trusts – 0.25%
DCT Industrial Trust		13,420	79,178
DuPont Fabros Technology		3,310	80,930
EastGroup Properties		2,040	102,449
Entertainment Properties Trust		2,000	92,760
Home Properties		1,760	107,378
Host Hotels & Resorts		10,080	165,513
LaSalle Hotel Properties		3,660	102,992
Sabra Health Care REIT		0	5
Sovran Self Storage		2,270	113,114
Tanger Factory Outlet Centers		2,790	82,947
			927,266
Road & Rail – 0.07%
Hunt (J.B.) Transport Services		1,900	103,303
Union Pacific		1,400	150,472
			253,775
Semiconductors & Semiconductor Equipment – 0.36%
†Amkor Technology		9,240	56,780
†Applied Micro Circuits		9,980	69,261
†Cirrus Logic		2,620	62,356
Intel		35,911	1,009,457
†IXYS		5,270	69,564
†Semtech		2,860	81,396
			1,348,814
Software – 0.77%
†Adobe Systems		24,400	837,163
†Citrix Systems		900	71,019
†Demandware		210	6,258
†EPAM Systems		2,220	45,554
Intuit		15,350	922,995
Microsoft		16,350	527,288
†Nuance Communications		3,450	88,251
†Progress Software		3,435	81,135
†SolarWinds		1,870	72,276
†SS&C Technologies Holdings		4,890	114,084
†Symantec		7,100	132,770
			2,898,793
Specialty Retail – 0.37%
†Jos. A Bank Clothiers		1,920	96,787
Lowe's		23,400	734,292
Staples		34,100	551,738
			1,382,817
Textiles, Apparel & Luxury Goods – 0.29%
†G-III Apparel Group		1,890	53,714
†Iconix Brand Group		5,210	90,550
Jones Group		2,290	28,762
NIKE Class B		6,400	694,016
†Perry Ellis International		4,050	75,614
†Steven Madden		3,115	133,166
			1,075,822
Thrifts & Mortgage Finance – 0.04%
Dime Community Bancshares		4,990	72,904
Flushing Financial		5,630	75,780
		148,684
Trading Companies & Distributors – 0.06%
Applied Industrial Technologies		3,050	125,447
†Titan Machinery		3,100	87,420
			212,867
Wireless Telecommunication Services – 0.31%
†Crown Castle International		20,800	1,109,472
NTELOS Holdings		2,330	48,231
			1,157,703
Total U.S. Markets (Cost $52,487,542)			75,885,101

§Developed Markets – 7.13%
Air Freight & Logistics – 0.20%
Deutsche Post		38,352	738,324
			738,324
Auto Components – 0.08%
Sumitomo Rubber Industries		21,251	282,114
			282,114
Automobiles – 0.34%
Bayerische Motoren Werke		4,915	441,996
Toyota Motor		19,400	836,601
			1,278,597
Beverages – 0.30%
Carlsberg		6,872	567,832
Coca-Cola Amatil		42,449	548,263
			1,116,095
Biotechnology – 0.03%
†Alkermes		6,650	123,358
			123,358
Building Products – 0.07%
Cie de Saint-Gobain		6,085	271,740
			271,740
Chemicals – 0.26%
Agrium		2,000	172,740
Israel Chemicals		15,019	170,928
Syngenta ADR		9,400	647,002
			990,670
Commercial Banks – 0.53%
Mitsubishi UFJ Financial Group		137,800	685,796
Nordea Bank		64,095	582,735
Standard Chartered		28,134	701,982
			1,970,513
Communications Equipment – 0.14%
Nokia		98,310	535,196
			535,196
Construction Materials – 0.07%
Lafarge		5,158	246,164
			246,164
Containers & Packaging – 0.23%
Rexam		126,205	864,156
			864,156
Electrical Equipment – 0.15%
Alstom		14,062	548,735
			548,735
Energy Equipment & Services – 0.21%
Noble		4,050	151,754
Subsea 7		24,438	647,215
			798,969
Food & Staples Retailing – 0.16%
Tesco		110,173	581,513
			581,513
Food Products – 0.33%
Aryzta		16,752	827,672
Greggs		47,139	392,439
			1,220,111
Household Durables – 0.13%
Techtronic Industries		368,500	498,254
			498,254
Industrial Conglomerates – 0.04%
Koninklijke Philips Electronics		7,062	143,157
			143,157
Insurance – 0.17%
Alterra Capital Holdings		3,850	88,473
AXA		34,103	565,335
			653,808
IT Services – 0.38%
Accenture Class A		3,100	199,950
†CGI Group Class A		52,618	1,172,571
†InterXion Holding		3,750	67,313
			1,439,834
Life Sciences Tools & Services – 0.02%
†ICON ADR		3,250	68,965
			68,965
Machinery – 0.10%
Vallourec		5,833	369,511
			369,511
Media – 0.14%
Publicis Groupe		9,835	542,168
			542,168
Metals & Mining – 0.51%
Anglo American ADR		7,900	147,491
†AuRico Gold		65,165	580,740
Rio Tinto		8,992	495,612
Yamana Gold		44,921	700,687
			1,924,530
Multiline Retail – 0.23%
Don Quijote		15,300	555,371
PPR		1,831	315,007
			870,378
Multi-Utilities – 0.21%
National Grid		79,699	803,727
			803,727
Oil, Gas & Consumable Fuels – 0.19%
Total		13,915	709,648
			709,648
Pharmaceuticals – 0.87%
Meda Class A		28,844	275,103
Novartis		10,686	591,417
Novo Nordisk ADR		5,400	749,034
Sanofi		8,057	625,694
Teva Pharmaceutical Industries ADR		23,100	1,040,886
			3,282,134
Professional Services – 0.20%
Teleperformance		26,602	760,111
			760,111
Road & Rail – 0.18%
East Japan Railway		10,867	683,905
			683,905
Semiconductors & Semiconductor Equipment – 0.03%
Avago Technologies		2,950	114,962
			114,962
Textiles, Apparel & Luxury Goods – 0.17%
Yue Yuen Industrial Holdings		186,000	652,686
			652,686
Trading Companies & Distributors – 0.16%
ITOCHU		53,142	579,660
			579,660
Wireless Telecommunication Services – 0.30%
China Mobile ADR		6,900	380,052
Vodafone Group		192,972	531,494
Vodafone Group ADR		7,400	204,758
			1,116,304
Total Developed Markets (Cost $22,635,431)			26,779,997

XEmerging Markets – 5.72%
Airlines – 0.16%
Copa Holdings Class A		6,000	475,200
Gol Linhas Aereas Inteligentes ADR		17,113	115,170
			590,370
Automobiles – 0.08%
Hyundai Motor		734	151,093
Mahindra & Mahindra		9,759	134,394
			285,487
Beverages – 0.23%
Fomento Economico Mexicano ADR		2,834	233,153
@Lotte Chilsung Beverage		304	326,587
Tsingtao Brewery		27,542	148,783
@United Spirits		13,980	166,635
			875,158
Chemicals – 0.11%
Braskem ADR		9,103	145,011
@KCC		947	272,747
			417,758
Commercial Banks – 0.66%
Banco Santander Brasil ADR		23,700	217,329
Bangkok Bank		29,692	178,171
China Construction Bank		241,619	186,684
ICICI Bank ADR		4,200	146,454
Industrial & Commercial Bank of China		434,080	280,048
Itau Unibanco Holding ADR		14,940	286,699
@KB Financial Group ADR		10,722	393,497
=@Sberbank		111,844	361,726
Standard Bank Group		18,865	273,874
VTB Bank GDR		35,970	162,225
			2,486,707
Communications Equipment – 0.05%
HTC		9,614	194,515
			194,515
Construction Materials – 0.13%
Cemex ADR		27,998	217,263
Siam Cement NVDR		7,300	84,058
Ultratech Cement		6,490	193,321
			494,642
Diversified Telecommunication Services – 0.34%
China Telecom		362,000	200,448
China Unicom Hong Kong ADR		20,558	345,374
Chunghwa Telecom ADR		6,250	192,250
KT ADR		22,800	312,132
Telefonica Brasil ADR		7,595	232,635
			1,282,839
Electronic Equipment, Instruments & Components – 0.19%
Hon Hai Precision Industry		144,412	560,382
LG Display ADR		11,300	133,001
			693,383
Food & Staples Retailing – 0.10%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR		4,000	190,480
Wal-Mart de Mexico Series V		58,038	194,753
			385,233
Food Products – 0.17%
Brazil Foods ADR		9,701	194,117
China Mengniu Dairy		44,000	128,902
@Lotte Confectionery		149	218,386
Tingyi Cayman Islands Holding		26,606	76,917
			618,322
Hotels, Restaurants & Leisure – 0.07%
Ctrip.com International ADR		11,800	255,352
			255,352
Household Durables – 0.03%
LG Electronics		1,663	121,651
			121,651
Insurance – 0.06%
Samsung Life Insurance		2,520	220,408
			220,408
Internet & Catalog Retail – 0.07%
Hyundai Home Shopping Network		2,351	278,323
			278,323
Internet Software & Services – 0.26%
†Baidu ADR		1,600	233,232
†Sina		2,725	177,125
†Sohu.com		10,200	562,734
			973,091
IT Services – 0.01%
†WNS Holdings ADR		4,440	53,502
			53,502
Machinery – 0.06%
United Tractors		59,990	216,499
			216,499
Marine – 0.04%
Santos Brasil Participacoes		8,938	156,274
			156,274
Media – 0.15%
Focus Media Holding ADR		5,700	143,184
Grupo Televisa ADR		19,098	402,586
			545,770
Metals & Mining – 0.32%
Anglo American Platinum		2,060	143,408
ArcelorMittal South Africa		19,588	142,900
@Gerdau		14,200	110,837
Gerdau ADR		10,300	99,189
Impala Platinum Holdings		7,579	149,294
Steel Authority of India		33,690	62,450
Vale ADR		21,200	494,596
			1,202,674
Oil, Gas & Consumable Fuels – 1.23%
Banpu NVDR		13,715	270,474
CNOOC		301,000	618,621
CNOOC ADR		1,090	222,676
Gazprom ADR		30,000	371,100
LUKOIL ADR		3,898	236,998
PetroChina ADR		1,308	183,813
Petroleo Brasileiro SA ADR		30,055	798,261
Petroleo Brasileiro SP ADR		22,500	575,100
Polski Koncern Naftowy Orlen		9,046	108,681
PTT		19,376	222,481
#Reliance Industries GDR 144A		14,600	425,590
Rosneft Oil GDR		29,975	212,223
Sasol ADR		3,924	190,863
YPF ADR		6,200	176,142
			4,613,023
Paper & Forest Products – 0.05%
Fibria Celulose ADR		22,505	188,817
			188,817
Pharmaceuticals – 0.05%
Hypermarcas		27,900	196,988
			196,988
Real Estate Management & Development – 0.07%
=@#†Etalon Group GDR 144A		6,900	47,265
†@UEM Land Holdings		267,976	196,053
			243,318
Road & Rail – 0.04%
All America Latina Logistica		29,126	145,339
			145,339
Semiconductors & Semiconductor Equipment – 0.45%
MediaTek		15,005	143,658
Samsung Electronics		774	871,853
Taiwan Semiconductor Manufacturing		77,594	223,260
Taiwan Semiconductor Manufacturing ADR		10,100	154,328
United Microelectronics		626,000	306,561
			1,699,660
Wireless Telecommunication Services – 0.54%
America Movil ADR		8,000	198,640
Mobile Telesystems ADR		34,100	625,394
MTN Group		8,804	154,968
SK Telecom ADR		33,000	459,030
Turkcell Iletisim Hizmet ADR		15,151	190,903
Vodacom Group		27,394	386,231
			2,015,166
Total Emerging Markets (Cost $20,011,232)			20,975,069
Total Common Stock (Cost $95,134,205)			124,115,367

Convertible Preferred Stock – 0.15%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		1,700	94,418
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		1,514	84,027
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		24	23,496
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		67	68,340
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		123	121,186
PPL 9.50% exercise price $28.80, expiration date 7/1/13		1,800	97,812
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		480	57,270
Total Convertible Preferred Stock (Cost $580,701)			546,549

Exchange-Traded Funds – 4.79%
iShares MSCI EAFE Growth Index Fund		155,720	9,131,420
iShares MSCI EAFE Index Fund		124,750	6,848,775
Vanguard MSCI EAFE		58,650	1,995,860
Total Exchange-Traded Funds (Cost $15,150,498)			17,976,055

Preferred Stock – 0.35%
Alabama Power 5.625%		9,280	238,032
•PNC Financial Services Group 8.25%		800,000	823,863
•U.S. Bancorp 6.50%		9,200	250,148
Total Preferred Stock (Cost $1,262,283)			1,312,043
		Principal
		Amount¡
Agency Collateralized Mortgage Obligations – 0.80%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		64,384	77,509
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32		445,061	472,952
Series 2003-122 AJ 4.50% 2/25/28		52,994	54,247
Series 2010-41 PN 4.50% 4/25/40		235,000	253,486
Series 2010-96 DC 4.00% 9/25/25		445,000	478,344
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		132,185	150,002
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31		13,395	15,320
Series 2557 WE 5.00% 1/15/18		25,000	27,065
Series 2622 PE 4.50% 5/15/18		21,650	23,067
Series 2662 MA 4.50% 10/15/31		5,358	5,363
Series 2694 QG 4.50% 1/15/29		6,429	6,451
Series 2762 LG 5.00% 9/15/32		25,000	26,307
Series 2890 PC 5.00% 7/15/30		11,910	12,036
Series 3131 MC 5.50% 4/15/33		285,000	303,105
Series 3337 PB 5.50% 7/15/30		25,611	25,605
Series 3416 GK 4.00% 7/15/22		87,261	90,652
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		124,052	142,684
GNMA Series 2010-113 KE 4.50% 9/20/40		575,000	632,175
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		190,000	199,359
Total Agency Collateralized Mortgage Obligations (Cost $2,887,397)			2,995,729
Agency Mortgage-Backed Securities – 5.48%
Fannie Mae 6.50% 8/1/17		45,389	50,022
•Fannie Mae ARM
2.668% 4/1/36		69,782	74,492
5.061% 8/1/35		4,285	4,584
5.131% 11/1/35		91,206	97,134
Fannie Mae Relocation 15 yr 4.00% 9/1/20		165,834	172,850
Fannie Mae Relocation 30 yr
4.00% 3/1/35		230,183	238,582
5.00% 1/1/34		46,428	49,710
5.00% 10/1/35		48,399	51,821
5.00% 2/1/36		233,552	250,066
Fannie Mae S.F. 15 yr
4.00% 11/1/25		799,015	856,304
5.50% 6/1/23		219,929	239,706
Fannie Mae S.F. 15 yr TBA
3.00% 5/1/27		415,000	428,488
3.00% 4/1/27		1,245,000	1,288,769
3.50% 4/1/27		3,226,000	3,383,268
Fannie Mae S.F. 30 yr
3.50% 2/1/41		632,904	650,616
4.00% 1/1/42		606,759	636,865
5.00% 9/1/35		16,436	17,773
5.00% 12/1/36		89,825	97,131
5.00% 12/1/37		66,308	71,681
5.00% 2/1/38		64,895	70,153
5.00% 11/1/38		162,537	175,706
5.50% 4/1/37		519,452	574,907
6.00% 2/1/41		198,503	219,961
6.50% 2/1/36		176,349	198,960
6.50% 6/1/36		148,748	167,793
6.50% 10/1/36		106,055	119,634
6.50% 8/1/37		13,444	15,165
6.50% 12/1/37		182,821	207,486
7.00% 12/1/37		50,111	57,440
7.50% 6/1/31		23,435	28,042
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/42		1,080,000	1,109,025
3.50% 5/1/42		1,205,000	1,233,807
4.00% 5/1/42		1,915,000	2,003,569
5.50% 5/1/42		800,000	870,250
6.00% 4/1/42		13,000	14,322
6.00% 5/1/42		866,000	952,735
6.00% 6/1/42		900,000	988,875
•Freddie Mac ARM
2.342% 12/1/33		14,510	15,287
2.495% 7/1/36		89,640	95,721
2.56% 4/1/34		21,927	23,389
5.695% 6/1/37		6,619	7,000
Freddie Mac S.F. 15 yr
4.50% 5/1/20		10,065	10,798
5.00% 6/1/18		88,876	95,289
Freddie Mac S.F. 30 yr
5.50% 7/1/40		1,870,000	2,037,716
6.00% 8/1/38		149,444	166,076
6.00% 10/1/38		210,396	233,811
7.00% 11/1/33		3,651	4,247
GNMA I S.F. 30 yr
7.00% 12/15/34		169,411	195,816
7.50% 1/15/32		10,720	12,619
Total Agency Mortgage-Backed Securities (Cost $20,243,460)			20,565,461

Commercial Mortgage-Backed Securities – 2.20%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		200,000	212,919
•Bank of America Merrill Lynch Commercial Mortgage
Series 2005-1 A5 5.337% 11/10/42		225,000	247,451
Series 2005-6 A4 5.366% 9/10/47		450,000	502,503
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40		220,000	245,740
Series 2005-T20 A4A 5.299% 10/12/42		135,000	150,214
Series 2006-PW12 A4 5.902% 9/11/38		855,000	970,539
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44		140,000	147,256
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		300,000	330,597
Series 2006-C7 A2 5.69% 6/10/46		22,846	22,841
#Series 2010-C1 A1 144A 3.156% 7/10/46		247,683	257,814
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46		390,000	438,859
•Series 2011-LC1A C 5.728% 11/10/46		145,000	150,935
Goldman Sachs Mortgage Securities II Series
•Series 2004-GG2 A6 5.396% 8/10/38		295,000	318,271
Series 2005-GG4 A4 4.761% 7/10/39		370,000	394,513
Series 2005-GG4 A4A 4.751% 7/10/39		255,000	276,537
•Series 2006-GG6 A4 5.553% 4/10/38		215,000	238,241
#Series 2010-C1 A2 144A 4.592% 8/10/43		345,000	379,868
•#Series 2010-C1 C 144A 5.635% 8/10/43		175,000	184,966
•#Series 2011-GC3 B 144A 5.361% 3/10/44		120,000	128,885
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4 A4 4.918% 10/15/42		265,000	289,014
Series 2005-LDP5 A4 5.372% 12/15/44		235,000	262,121
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		130,000	136,710
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		275,000	242,205
•Morgan Stanley Capital I Series 2007-T27 A4 5.817% 6/11/42		740,000	850,714
Morgan Stanley Dean Witter Capital I
•#Series 2001-TOP1 E 144A 7.607% 2/15/33		100,000	98,240
Series 2003-TOP9 A2 4.74% 11/13/36		116,189	118,203
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		280,000	313,048
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44		315,000	337,605
Total Commercial Mortgage-Backed Securities (Cost $7,363,612)			8,246,809

Convertible Bonds – 1.01%
AAR 1.75% exercise price $29.04, expiration date 1/1/26		111,000	110,168
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15		120,000	125,400
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18		109,000	84,475
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25		131,000	129,363
Alere 3.00% exercise price $43.98, expiration date 5/15/16		78,000	78,683
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16		85,000	89,144
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		140,000	117,425
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16		43,000	43,376
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40		85,000	66,619
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16		40,000	32,200
Equinix 4.75% exercise price $84.32, expiration date 6/15/16		47,000	94,235
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		95,000	95,831
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14		61,000	78,538
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29		68,000	71,995
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29		93,000	106,718
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32		96,000	101,760
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42		19,000	18,976
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16		37,000	35,659
Intel 2.95% exercise price $29.96, expiration date 12/15/35		155,000	179,024
James River Coal 4.50% exercise price $25.78, expiration date 12/1/15		53,000	29,945
Jefferies Group 3.875% exercise price $37.94, expiration date 11/1/29		140,000	133,700
L-3 Communications Holdings 3.00% exercise price $96.48, expiration date 8/1/35		110,000	107,663
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		165,000	158,193
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30		61,000	84,256
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27		230,000	245,812
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		182,000	174,947
Medtronic 1.625% exercise price $54.00, expiration date 4/15/13		87,000	88,305
Mylan 3.75% exercise price $13.32, expiration date 9/10/15		48,000	90,120
National Retail Properties 5.125% exercise price $25.37, expiration date 6/15/28		58,000	66,265
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31		26,000	29,510
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17		75,000	64,313
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		170,000	167,237
Pantry 3.00% exercise price $50.09, expiration date 11/15/12		87,000	87,544
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41		38,000	36,290
PHH 4.00% exercise price $25.80, expiration date 9/1/14		140,000	135,099
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		41,000	43,204
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		106,000	126,008
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		61,000	107,513
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		125,000	160,312
Total Convertible Bonds (Cost $3,613,939)			3,795,825

Corporate Bonds – 33.05%
Aerospace & Defense – 0.03%
Kratos Defense & Security Solutions 10.00% 6/1/17		100,000	108,750
			108,750
Airlines – 0.06%
#United Air Lines 144A 12.00% 11/1/13		220,000	234,300
			234,300
Auto Components – 0.30%
American Axle & Manufacturing 7.875% 3/1/17		255,000	263,925
ArvinMeritor 8.125% 9/15/15		330,000	349,800
#Delphi 144A 6.125% 5/15/21		240,000	256,800
Tomkins 9.00% 10/1/18		216,000	240,300
			1,110,825
Automobiles – 0.23%
Chrysler Group 8.25% 6/15/21		240,000	243,600
Ford Motor 7.45% 7/16/31		495,000	607,613
			851,213
Beverages – 0.70%
#Heineken 144A 3.40% 4/1/22		415,000	412,808
PepsiCo 2.75% 3/5/22		355,000	346,147
#Pernod-Ricard 144A
2.95% 1/15/17		150,000	151,688
4.45% 1/15/22		200,000	203,275
5.50% 1/15/42		170,000	171,529
#SABMiller Holdings 144A
2.45% 1/15/17		500,000	506,841
3.75% 1/15/22		815,000	830,840
			2,623,128
Building Products – 0.10%
Nortek 8.50% 4/15/21		265,000	263,675
Ply Gem Industries 13.125% 7/15/14		115,000	116,725
			380,400
Capital Markets – 0.73%
•Bear Stearns 4.923% 12/7/12	AUD	990,000	1,020,098
•#Cemex SAB de CV 144A 5.47% 9/30/15		230,000	208,725
E Trade Financial 12.50% 11/30/17		296,000	345,950
Jefferies Group
6.25% 1/15/36		240,000	219,000
6.45% 6/8/27		110,000	109,450
Lazard Group 6.85% 6/15/17		567,000	624,036
#Nuveen Investments 144A 10.50% 11/15/15		205,000	212,431
			2,739,690
Chemicals – 0.79%
CF Industries 7.125% 5/1/20		210,000	250,688
Dow Chemical 8.55% 5/15/19		1,129,000	1,481,650
Hexion U.S. Finance 8.875% 2/1/18		190,000	197,600
#LyondellBasell Industries 144A 5.75% 4/15/24		320,000	320,000
#MacDermid 144A 9.50% 4/15/17		186,000	193,905
Momentive Performance Materials 11.50% 12/1/16		290,000	242,150
Syngenta Finance 3.125% 3/28/22		260,000	262,270
			2,948,263
Commercial Banks – 2.48%
Abbey National Treasury Services 4.00% 4/27/16		280,000	278,055
BB&T
3.95% 3/22/22		270,000	271,254
5.25% 11/1/19		765,000	840,937
•BB&T Capital Trust IV 6.82% 6/12/57		130,000	131,788
•Branch Banking & Trust 0.794% 9/13/16		475,000	447,656
Capital One Capital V 10.25% 8/15/39		240,000	247,800
City National 5.25% 9/15/20		365,000	367,637
@#CoBank ACB 144A 7.875% 4/16/18		250,000	299,294
Fifth Third Bancorp 3.50% 3/15/22		165,000	161,556
•Fifth Third Capital Trust IV 6.50% 4/15/37		470,000	470,000
#HSBC Bank 144A 4.75% 1/19/21		365,000	386,601
JPMorgan Chase Bank 6.00% 10/1/17		535,000	612,879
KeyBank 6.95% 2/1/28		615,000	682,922
KeyCorp 5.10% 3/24/21		250,000	276,051
PNC Bank 6.875% 4/1/18		740,000	879,791
PNC Funding 3.30% 3/8/22		155,000	153,662
•#PNC Preferred Funding Trust II 144A 1.696% 3/29/49		500,000	384,135
•SunTrust Bank 0.782% 8/24/15		220,000	200,959
SunTrust Banks 3.50% 1/20/17		105,000	107,218
U.S. Bank North America 4.95% 10/30/14		250,000	273,988
•USB Capital IX 3.50% 10/29/49		825,000	637,007
•Wachovia 0.937% 10/15/16		240,000	223,320
Wachovia Bank North America 5.60% 3/15/16		265,000	295,195
Wells Fargo
3.50% 3/8/22		230,000	226,899
4.75% 2/9/15		250,000	268,347
Zions Bancorporation 7.75% 9/23/14		165,000	180,777
			9,305,728
Commercial Services & Supplies – 0.52%
#Brambles USA 144A 3.95% 4/1/15		750,000	775,000
Casella Waste Systems 11.00% 7/15/14		175,000	188,125
FTI Consulting 6.75% 10/1/20		180,000	193,725
Geo Group 6.625% 2/15/21		135,000	141,919
International Lease Finance
5.875% 4/1/19		95,000	91,942
6.25% 5/15/19		238,000	234,984
8.25% 12/15/20		135,000	148,866
8.75% 3/15/17		70,000	78,050
Iron Mountain 7.75% 10/1/19		50,000	54,875
Mobile Mini 6.875% 5/1/15		32,000	32,480
			1,939,966
Communications Equipment – 0.14%
Avaya
#144A 7.00% 4/1/19		225,000	226,688
9.75% 11/1/15		230,000	227,700
PIK 10.125% 11/1/15		80,000	79,600
			533,988
Computers & Peripherals – 0.28%
Hewlett-Packard 4.05% 9/15/22		730,000	728,565
#Seagate Technology International 144A 10.00% 5/1/14		270,000	306,450
			1,035,015
Construction & Engineering – 0.06%
#URS 144A 5.00% 4/1/22		220,000	217,891
			217,891
Construction Materials – 0.26%
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		135,000	125,213
Headwaters 7.625% 4/1/19		310,000	303,025
#Votorantim Cimentos 144A 7.25% 4/5/41		535,000	548,375
			976,613
Consumer Finance – 0.23%
Ford Motor Credit
5.00% 5/15/18		380,000	394,575
12.00% 5/15/15		370,000	459,725
			854,300
Containers & Packaging – 0.26%
Berry Plastics 9.75% 1/15/21		225,000	246,938
#Plastipak Holdings 144A 10.625% 8/15/19		280,000	320,600
Pregis 12.375% 10/15/13		233,000	234,450
Smurfit Kappa Funding 7.75% 4/1/15		157,000	158,570
			960,558
Diversified Consumer Services – 0.16%
Yale University 2.90% 10/15/14		560,000	592,373
			592,373
Diversified Financial Services – 2.49%
AgriBank FCB 9.125% 7/15/19		405,000	514,570
Bank of America
3.75% 7/12/16		185,000	186,104
3.875% 3/22/17		240,000	241,594
5.70% 1/24/22		185,000	196,207
#CDP Financial 144A
4.40% 11/25/19		250,000	270,310
5.60% 11/25/39		535,000	628,656
Cooperatieve Centrale Raiffeisen-Boerenleenbank 3.875% 2/8/22		325,000	314,933
#ERAC USA Finance 144A 5.25% 10/1/20		675,000	733,064
Export-Import Bank of Korea 5.00% 4/11/22		405,000	429,299
#FUEL Trust 144A 3.984% 6/15/16		205,000	208,181
General Electric Capital
4.65% 10/17/21		715,000	762,460
5.50% 2/1/17	NZD	380,000	317,899
6.00% 8/7/19		1,159,000	1,355,484
•#HBOS Capital Funding 144A 6.071% 6/29/49		245,000	175,788
HSBC Holdings 4.00% 3/30/22		895,000	888,952
#Hyundai Capital Services 144A 3.50% 9/13/17		200,000	200,716
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		130,000	95,875
JPMorgan Chase 4.50% 1/24/22		280,000	291,872
JPMorgan Chase Capital XXV 6.80% 10/1/37		337,000	340,572
Korea Development Bank 8.00% 1/23/14		365,000	403,255
Lloyds TSB Bank 4.20% 3/28/17		225,000	226,943
PHH 9.25% 3/1/16		495,000	505,519
•#USB Realty 144A 1.719% 12/29/49		100,000	75,856
			9,364,109
Diversified Telecommunication Services – 1.69%
#Brasil Telecom 144A 9.75% 9/15/16	BRL	959,000	546,304
CenturyLink 5.80% 3/15/22		270,000	264,149
#Clearwire Communications 144A 12.00% 12/1/15		376,000	372,240
#Deutsche Telekom International Finance 144A 2.25% 3/6/17		760,000	753,089
Intelsat Jackson Holdings 7.25% 10/15/20		280,000	295,050
Level 3 Financing 10.00% 2/1/18		215,000	236,500
#Oi 144A 5.75% 2/10/22		335,000	345,469
PAETEC Holding 8.875% 6/30/17		80,000	87,200
Qwest
6.75% 12/1/21		205,000	229,344
8.375% 5/1/16		555,000	665,957
Telefonica Emisiones 6.421% 6/20/16		465,000	496,181
Telesat Canada
11.00% 11/1/15		377,000	404,333
12.50% 11/1/17		68,000	76,330
#UPCB Finance III 144A 6.625% 7/1/20		245,000	251,125
Virgin Media Secured Finance 6.50% 1/15/18		860,000	938,474
West 7.875% 1/15/19		85,000	90,950
#Wind Acquisition Finance 144A 11.75% 7/15/17		275,000	272,250
Windstream 8.125% 8/1/13		7,000	7,490
			6,332,435
Electric Utilities – 2.06%
Ameren Illinois 9.75% 11/15/18		1,087,000	1,474,428
#American Transmission Systems 144A 5.25% 1/15/22		540,000	610,833
Baltimore Gas & Electric 3.50% 11/15/21		470,000	476,013
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		822,000	903,790
ComEd Financing III 6.35% 3/15/33		220,000	212,261
Commonwealth Edison 3.40% 9/1/21		560,000	578,558
GenOn Energy 9.875% 10/15/20		125,000	114,375
Great Plains Energy 5.292% 6/15/22		380,000	406,245
Ipalco Enterprises 5.00% 5/1/18		175,000	175,000
Jersey Central Power & Light 5.625% 5/1/16		90,000	101,213
LG&E & KU Energy
3.75% 11/15/20		310,000	309,244
#144A 4.375% 10/1/21		395,000	406,822
NextEra Energy Capital Holdings 6.35% 10/1/66		270,000	275,667
NiSource Finance
4.45% 12/1/21		85,000	88,835
5.80% 2/1/42		275,000	294,553
PacifiCorp 2.95% 2/1/22		275,000	271,677
Pennsylvania Electric 5.20% 4/1/20		220,000	238,799
•PPL Capital Funding 6.70% 3/30/67		50,000	50,052
Public Service Company of Oklahoma 5.15% 12/1/19		415,000	466,773
SCANA 4.125% 2/1/22		265,000	265,665
			7,720,803
Electronic Equipment, Instruments & Components – 0.22%
Jabil Circuit 7.75% 7/15/16		85,000	97,325
Koninklijke Philips Electronics
3.75% 3/15/22		260,000	262,081
5.00% 3/15/42		465,000	465,841
			825,247
Energy Equipment & Services – 0.44%
#Helix Energy Solutions Group 144A 9.50% 1/15/16		114,000	119,558
#Hercules Offshore 144A 10.50% 10/15/17		240,000	252,600
Transocean
5.05% 12/15/16		140,000	150,087
6.375% 12/15/21		520,000	586,165
Weatherford International
4.50% 4/15/22		115,000	114,833
9.625% 3/1/19		320,000	424,660
			1,647,903
Food & Staples Retailing – 0.34%
Ingles Markets 8.875% 5/15/17		139,000	151,163
New Albertsons 7.25% 5/1/13		1,000	1,050
#Rite Aid 144A 9.25% 3/15/20		55,000	55,688
Safeway 4.75% 12/1/21		305,000	315,910
Tops Holding 10.125% 10/15/15		90,000	96,525
#Woolworths 144A
3.15% 4/12/16		125,000	129,659
4.55% 4/12/21		480,000	517,044
			1,267,039
Food Products – 0.30%
Del Monte 7.625% 2/15/19		210,000	210,000
#Dole Food 144A 8.00% 10/1/16		290,000	305,950
General Mills 3.15% 12/15/21		145,000	145,434
•Kraft Foods 1.457% 7/10/13		440,000	442,972
Tyson Foods 10.50% 3/1/14		4,000	4,660
			1,109,016
Gas Utilities – 0.34%
AmeriGas Finance
6.75% 5/20/20		155,000	157,713
7.00% 5/20/22		50,000	51,125
CenterPoint Energy 5.95% 2/1/17		345,000	392,094
#China Resources Gas Group 144A 4.50% 4/5/22		200,000	196,947
Inergy 6.875% 8/1/21		115,000	111,263
Southwest Gas 3.875% 4/1/22		345,000	352,657
			1,261,799
Health Care Equipment & Supplies – 0.84%
Accellent 8.375% 2/1/17		125,000	126,250
Biomet
11.625% 10/15/17		82,000	89,073
PIK 10.375% 10/15/17		118,000	127,735
Boston Scientific 6.00% 1/15/20		300,000	344,883
CareFusion 6.375% 8/1/19		1,095,000	1,274,273
#Kinetic Concepts 144A 12.50% 11/1/19		195,000	185,250
Medtronic 3.125% 3/15/22		165,000	166,131
Zimmer Holdings
3.375% 11/30/21		330,000	331,637
4.625% 11/30/19		450,000	497,304
			3,142,536
Health Care Providers & Services – 0.66%
#AMGH Merger Sub 144A 9.25% 11/1/18		185,000	193,325
#Aristotle Holding 144A
2.65% 2/15/17		240,000	242,988
3.50% 11/15/16		110,000	115,023
3.90% 2/15/22		130,000	131,665
4.75% 11/15/21		90,000	96,506
Community Health Systems
#144A 8.00% 11/15/19		80,000	83,200
8.875% 7/15/15		16,000	16,600
Coventry Health Care 5.45% 6/15/21		525,000	575,739
#Highmark 144A
4.75% 5/15/21		150,000	150,510
6.125% 5/15/41		65,000	67,779
#Multiplan 144A 9.875% 9/1/18		245,000	265,825
Quest Diagnostics 4.70% 4/1/21		415,000	450,032
Radnet Management 10.375% 4/1/18		95,000	95,000
			2,484,192
Hotels, Restaurants & Leisure – 0.68%
Ameristar Casinos 7.50% 4/15/21		155,000	163,331
CKE Restaurants 11.375% 7/15/18		185,000	212,288
Dave & Buster's 11.00% 6/1/18		65,000	69,875
#Equinox Holdings 144A 9.50% 2/1/16		35,000	37,603
Marina District Finance 9.875% 8/15/18		80,000	72,200
MGM Resorts International
10.375% 5/15/14		45,000	51,244
11.375% 3/1/18		440,000	525,250
OSI Restaurant Partners 10.00% 6/15/15		138,000	143,520
Pinnacle Entertainment 8.75% 5/15/20		240,000	263,400
Royal Caribbean Cruises 7.00% 6/15/13		15,000	15,750
Wyndham Worldwide
4.25% 3/1/22		450,000	442,028
5.625% 3/1/21		210,000	226,485
5.75% 2/1/18		240,000	267,591
Wynn Las Vegas 7.75% 8/15/20		50,000	55,188
			2,545,753
Household Durables – 0.50%
Beazer Homes USA 9.125% 5/15/19		130,000	112,450
Jarden
6.125% 11/15/22		160,000	168,400
7.50% 1/15/20		25,000	27,250
M/I Homes 8.625% 11/15/18		195,000	195,975
Mohawk Industries 6.375% 1/15/16		3,000	3,330
Norcraft 10.50% 12/15/15		125,000	110,313
#Reynolds Group Issuer 144A 9.00% 4/15/19		600,000	593,999
Ryland Group 8.40% 5/15/17		135,000	149,850
Scotts Miracle-Gro 6.625% 12/15/20		90,000	95,175
Standard Pacific 10.75% 9/15/16		180,000	207,900
Stanley Black & Decker 3.40% 12/1/21		225,000	228,391
			1,893,033
Independent Power Producers & Energy Traders – 0.13%
AES 8.00% 6/1/20		140,000	161,350
#Calpine 144A 7.875% 7/31/20		170,000	185,725
NRG Energy 7.875% 5/15/21		155,000	149,575
			496,650
Industrial Conglomerates – 0.55%
General Electric 5.00% 2/1/13		2,000,000	2,073,284
			2,073,284
Insurance – 1.00%
American International Group 5.85% 1/16/18		35,000	38,157
•Chubb 6.375% 3/29/67		415,000	430,563
#ILFC E-Capital Trust I 144A 5.03% 12/21/65		340,000	227,854
•ING Groep 5.775% 12/29/49		195,000	168,675
•#Liberty Mutual Group 144A 7.00% 3/15/37		140,000	126,700
MetLife 6.817% 8/15/18		775,000	950,872
#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	484,000
Prudential Financial
3.875% 1/14/15		160,000	168,592
6.00% 12/1/17		300,000	349,952
=◆‡@#Twin Reefs Pass-Through Trust 144A 4.058% 12/31/49		200,000	0
•XL Group 6.50% 12/29/49		255,000	217,388
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65		605,000	604,999
			3,767,752
Internet Software & Services – 0.18%
GXS Worldwide 9.75% 6/15/15		370,000	361,675
Symantec 4.20% 9/15/20		300,000	306,571
			668,246
IT Services – 0.19%
First Data
9.875% 9/24/15		170,000	171,700
11.25% 3/31/16		245,000	222,950
#Unisys 144A 12.75% 10/15/14		80,000	89,600
Western Union 3.65% 8/22/18		205,000	219,489
			703,739
Life Sciences Tools & Services – 0.12%
Bio-Rad Laboratories
4.875% 12/15/20		60,000	61,692
8.00% 9/15/16		2,000	2,230
Celgene 3.95% 10/15/20		390,000	397,847
			461,769
Machinery – 0.15%
RBS Global 11.75% 8/1/16		158,000	167,678
Trimas 9.75% 12/15/17		130,000	144,300
Tyco Electronics Group 3.50% 2/3/22		270,000	263,765
			575,743
Media – 1.49%
Affinion Group 7.875% 12/15/18		240,000	219,600
CBS 3.375% 3/1/22		435,000	420,788
CCO Holdings
7.00% 1/15/19		30,000	31,950
7.375% 6/1/20		5,000	5,450
Clear Channel Communications 9.00% 3/1/21		130,000	117,650
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20		165,000	162,150
#DIRECTV Holdings 144A
3.80% 3/15/22		595,000	588,037
5.15% 3/15/42		145,000	141,788
DISH DBS 7.875% 9/1/19		155,000	179,025
Historic TW 6.875% 6/15/18		620,000	760,931
Interpublic Group of Cos 4.00% 3/15/22		370,000	363,043
#Nara Cable Funding 144A 8.875% 12/1/18		320,000	305,600
Nielsen Finance 11.625% 2/1/14		52,000	60,320
#Sinclair Television Group 144A 9.25% 11/1/17		140,000	156,450
#Sirius XM Radio 144A 8.75% 4/1/15		265,000	302,100
Time Warner Cable
5.50% 9/1/41		275,000	289,141
8.25% 4/1/19		382,000	489,219
#Univision Communications 144A 6.875% 5/15/19		200,000	203,750
#Vivendi 144A 6.625% 4/4/18		540,000	607,387
#XM Satellite Radio 144A 13.00% 8/1/13		160,000	181,800
			5,586,179
Metals & Mining – 1.66%
AK Steel 7.625% 5/15/20		205,000	198,850
Alcoa
5.40% 4/15/21		280,000	289,844
6.75% 7/15/18		375,000	428,012
#Algoma Acquisition 144A 9.875% 6/15/15		170,000	155,550
#Anglo American Capital 144A 2.625% 4/3/17		570,000	571,275
ArcelorMittal
6.25% 2/25/22		130,000	131,684
9.85% 6/1/19		475,000	572,318
#Barrick Gold 144A
3.85% 4/1/22		540,000	543,259
5.25% 4/1/42		60,000	60,554
Barrick North America Finance 4.40% 5/30/21		410,000	432,981
Century Aluminum 8.00% 5/15/14		230,000	236,325
#CODELCO 144A 3.75% 11/4/20		164,000	168,837
Compass Minerals International 8.00% 6/1/19		4,000	4,360
#FMG Resources August 2006 144A 6.875% 4/1/22		260,000	254,150
Novelis 8.75% 12/15/20		215,000	236,500
Rio Tinto Finance USA 3.50% 3/22/22		580,000	582,277
Ryerson
•7.922% 11/1/14		2,000	1,890
12.00% 11/1/15		246,000	253,380
Teck Resources
3.00% 3/1/19		140,000	138,377
5.20% 3/1/42		130,000	123,788
Vale Overseas 4.375% 1/11/22		858,000	866,104
			6,250,315
Multiline Retail – 0.27%
Macy's Retail Holdings
3.875% 1/15/22		400,000	401,961
5.90% 12/1/16		273,000	313,605
Target 2.90% 1/15/22		290,000	287,233
			1,002,799
Multi-Utilities – 0.54%
CMS Energy
4.25% 9/30/15		220,000	229,360
6.25% 2/1/20		445,000	488,323
Puget Energy 6.00% 9/1/21		130,000	138,600
•Puget Sound Energy 6.974% 6/1/67		540,000	554,219
•Wisconsin Energy 6.25% 5/15/67		615,000	634,140
			2,044,642
Office Electronics – 0.19%
CDW 12.535% 10/12/17		125,000	136,406
Xerox
4.50% 5/15/21		345,000	355,578
6.35% 5/15/18		200,000	232,350
			724,334
Oil, Gas & Consumable Fuels – 4.85%
Antero Resources Finance 9.375% 12/1/17		85,000	92,438
#BG Energy Capital 144A 4.00% 10/15/21		350,000	365,722
#Canadian Oil Sands 144A 4.50% 4/1/22		270,000	272,532
Chesapeake Energy 6.50% 8/15/17		460,000	492,200
Comstock Resources 7.75% 4/1/19		75,000	70,125
#Continental Resources 144A 5.00% 9/15/22		140,000	140,875
Copano Energy 7.75% 6/1/18		4,000	4,210
Ecopetrol 7.625% 7/23/19		467,000	580,248
El Paso Pipeline Partners Operating 6.50% 4/1/20		305,000	342,362
•Enbridge Energy Partners 8.05% 10/1/37		510,000	554,659
Encana 3.90% 11/15/21		585,000	570,626
Energy Transfer Partners
4.65% 6/1/21		135,000	137,790
6.05% 6/1/41		70,000	70,879
9.70% 3/15/19		253,000	323,888
#ENI 144A 4.15% 10/1/20		480,000	476,843
Enterprise Products Operating
•7.034% 1/15/68		745,000	801,829
9.75% 1/31/14		305,000	350,153
Forest Oil 7.25% 6/15/19		184,000	180,780
#Hilcorp Energy I 144A 7.625% 4/15/21		10,000	10,850
Holly 9.875% 6/15/17		168,000	188,160
Husky Energy 3.95% 4/15/22		505,000	509,443
#IPIC GMTN 144A 5.50% 3/1/22		228,000	235,695
Kinder Morgan Energy Partners
3.95% 9/1/22		260,000	257,961
9.00% 2/1/19		440,000	564,367
Linn Energy
#144A 6.25% 11/1/19		30,000	29,138
#144A 6.50% 5/15/19		50,000	49,250
8.625% 4/15/20		110,000	119,075
Lukoil International Finance 6.125% 11/9/20		540,000	575,100
#Murray Energy 144A 10.25% 10/15/15		175,000	171,063
#NFR Energy 144A 9.75% 2/15/17		170,000	147,050
Noble Holding International
3.95% 3/15/22		315,000	315,411
5.25% 3/15/42		695,000	693,022
Pemex Project Funding Master Trust 6.625% 6/15/35		220,000	253,000
Petrobras International Finance
3.50% 2/6/17		265,000	272,279
5.375% 1/27/21		915,000	989,790
5.875% 3/1/18		45,000	50,700
PetroHawk Energy 7.25% 8/15/18		345,000	396,319
Petroleos de Venezuela
9.00% 11/17/21		1,620,000	1,320,299
12.75% 2/17/22		200,000	200,500
Petroleum Development 12.00% 2/15/18		147,000	160,230
Plains All American Pipeline
3.65% 6/1/22		230,000	226,272
8.75% 5/1/19		435,000	567,371
Pride International 6.875% 8/15/20		875,000	1,068,787
Quicksilver Resources 9.125% 8/15/19		125,000	122,500
Range Resources 5.00% 8/15/22		200,000	197,750
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		244,377	262,705
#Samson Investment 144A 9.75% 2/15/20		55,000	55,756
SandRidge Energy 7.50% 3/15/21		65,000	64,350
#Southwestern Energy 144A 4.10% 3/15/22		260,000	258,248
•TransCanada PipeLines 6.35% 5/15/67		695,000	719,137
Williams
7.75% 6/15/31		75,000	91,613
8.75% 3/15/32		84,000	111,036
Williams Partners
4.00% 11/15/21		230,000	232,872
7.25% 2/1/17		340,000	409,579
#Woodside Finance 144A 8.75% 3/1/19		380,000	482,908
			18,207,745
Paper & Forest Products – 0.52%
Domtar 4.40% 4/1/22		195,000	193,080
Georgia-Pacific
#144A 5.40% 11/1/20		85,000	95,049
8.00% 1/15/24		730,000	931,176
International Paper
4.75% 2/15/22		610,000	644,069
9.375% 5/15/19		60,000	79,384
			1,942,758
Pharmaceuticals – 0.13%
NBTY 9.00% 10/1/18		325,000	359,531
Teva Pharmaceutical Finance IV 3.65% 11/10/21		125,000	126,790
			486,321
Real Estate Investment Trusts – 1.52%
Alexandria Real Estate Equities 4.60% 4/1/22		355,000	348,195
American Tower
4.70% 3/15/22		110,000	111,103
5.90% 11/1/21		695,000	767,532
Brandywine Operating Partnership 4.95% 4/15/18		340,000	347,151
Developers Diversified Realty
4.75% 4/15/18		100,000	103,727
7.50% 4/1/17		110,000	124,938
7.875% 9/1/20		505,000	598,188
9.625% 3/15/16		100,000	121,174
Digital Realty Trust 5.25% 3/15/21		645,000	666,225
Health Care REIT
4.125% 4/1/19		105,000	104,320
5.25% 1/15/22		455,000	476,845
Host Hotels & Resorts
#144A 5.25% 3/15/22		125,000	125,000
5.875% 6/15/19		115,000	121,756
6.00% 11/1/20		140,000	149,100
#144A 6.00% 10/1/21		121,000	129,470
Rayonier 3.75% 4/1/22		245,000	240,914
Regency Centers
4.80% 4/15/21		175,000	180,919
5.875% 6/15/17		171,000	191,455
UDR 4.625% 1/10/22		320,000	328,222
#WEA Finance 144A 4.625% 5/10/21		455,000	461,125
			5,697,359
Real Estate Management & Development – 0.07%
#Qatari Diar Finance 144A 5.00% 7/21/20		236,000	253,995
			253,995
Road & Rail – 0.19%
Burlington Northern Santa Fe
4.40% 3/15/42		495,000	469,865
5.65% 5/1/17		150,000	174,742
CSX 4.75% 5/30/42		75,000	73,023
			717,630
Semiconductors & Semiconductor Equipment – 0.33%
Amkor Technology 7.375% 5/1/18		120,000	129,150
Broadcom 2.70% 11/1/18		345,000	351,321
National Semiconductor 6.60% 6/15/17		605,000	747,194
			1,227,665
Textiles, Apparel & Luxury Goods – 0.11%
Hanesbrands 6.375% 12/15/20		190,000	196,175
Quiksilver 6.875% 4/15/15		200,000	202,000
			398,175
Trading Companies & Distributors – 0.06%
RSC Equipment Rental 10.25% 11/15/19		200,000	225,000
			225,000
Wireless Telecommunication Services – 0.94%
America Movil 5.00% 3/30/20		255,000	284,834
Cricket Communications 7.75% 10/15/20		350,000	345,188
#Crown Castle Towers 144A 4.883% 8/15/20		1,580,000	1,628,488
MetroPCS Wireless 6.625% 11/15/20		115,000	114,569
NII Capital 10.00% 8/15/16		250,000	284,375
Sprint Capital 8.75% 3/15/32		120,000	103,500
Sprint Nextel
6.00% 12/1/16		100,000	89,750
8.375% 8/15/17		110,000	106,700
#144A 9.125% 3/1/17		200,000	199,500
#Vimpelcom Holdings 144A
•4.471% 6/29/14		200,000	194,748
7.504% 3/1/22		200,000	195,000
		3,546,652
Total Corporate Bonds (Cost $119,464,646)			124,065,618

Municipal Bond – 0.16%
Oregon State Taxable Pension 5.892% 6/1/27		485,000	598,897
Total Municipal Bond (Cost $485,000)			598,897

Non-Agency Asset-Backed Securities – 0.77%
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16		350,000	352,979
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		205,000	208,002
#Cabela's Master Credit Card Trust Series 2012-1A A1 144A 1.63% 2/18/20		230,000	228,546
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		190,000	225,952
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		61,822	62,034
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		195,000	251,865
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	310,319
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		365,000	372,574
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	160,000	163,761
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.792% 9/15/14		235,000	236,617
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		210,000	209,549
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		22,584	22,614
Mid-State Trust Series 11 A1 4.864% 7/15/38		105,653	106,363
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		141,375	147,303
Total Non-Agency Asset-Backed Securities (Cost $2,829,692)			2,898,478

Non-Agency Collateralized Mortgage Obligations– 0.36%
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34		375,337	366,081
Series 2005-3 2A1 5.50% 4/25/20		29,767	30,568
Series 2005-6 7A1 5.50% 7/25/20		24,779	23,664
•Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33		535	420
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		255,000	189,510
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		32,292	33,557
•#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27		49,267	52,303
Series 1999-3 A 8.00% 8/19/29		86,404	85,309
•JPMorgan Mortgage Trust Series 2005-A2 5A1 4.298% 4/25/35		4,009	4,017
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33		35,765	34,454
Series 2005-6 7A1 5.206% 6/25/35		88,900	89,285
Series 2006-2 4A1 4.854% 2/25/36		7,920	7,628
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		63,803	64,173
•Structured ARM Loan Trust Series 2006-5 5A4 5.231% 6/25/36		27,925	2,211
◆Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		181,065	187,328
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		187,459	185,389
Total Non-Agency Collateralized Mortgage Obligations (Cost $1,339,764)			1,355,897

∆Regional Bonds – 1.68%
Australia – 1.38%
New South Wales Treasury 6.00% 4/1/19	AUD	753,000	851,506
Queensland Treasury
6.00% 9/14/17	AUD	578,000	645,264
6.25% 6/14/19	AUD	3,240,000	3,688,198
			5,184,968
Canada – 0.30%
Province of Ontario 3.15% 6/2/22	CAD	774,000	777,592
Province of Quebec 4.25% 12/1/21	CAD	330,000	362,125
			1,139,717
Total Regional Bonds (Cost $6,217,625)			6,324,685

«Senior Secured Loans – 2.71%
99 Cents Only Stores Tranche B 7.00% 10/4/18		299,250	304,706
AIG Tranche 2 7.00% 3/17/16		245,000	246,170
Allied Security Holdings Tranche 2L 8.50% 1/21/18		120,000	120,400
Attachmate 6.50% 11/21/16		292,500	291,222
BNY ConvergEx Group
8.75% 12/16/17		165,539	164,711
(EZE Castle Software) 8.75% 11/29/17		69,461	69,114
Brock Holdings III
10.00% 2/15/18		110,000	107,663
Tranche B 6.00% 2/15/17		105,665	105,401
Burlington Coat Factory Tranche B 6.25% 2/10/17		579,162	583,969
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		456,000	413,004
Cengage Learning Acquisitions 2.49% 7/3/14		120,000	110,909
Charter Communications Operating Tranche B 7.25% 3/6/14		9,572	9,590
Chrysler Group 6.00% 4/28/17		502,991	511,851
Clear Channel Communications Tranche A 3.639% 7/30/14		412,222	382,078
Consolidated Container 5.75% 9/28/14		140,000	133,700
Delta Air Lines Tranche B 5.50% 3/29/17		218,799	218,833
Emdeon Tranche B 6.75% 8/3/18		214,463	217,926
First Data 5.00% 3/24/17		313,637	300,798
Frac Tech International Tranche B 6.25% 4/19/16		136,674	136,380
GenOn Energy Tranche B 6.00% 6/20/17		232,055	230,218
Houghton International Tranche B1 6.75% 1/11/16		123,214	123,753
Immucor Tranche B 7.25% 7/2/18		199,000	201,550
Lawson Software Tranche B 6.25% 3/16/18		260,000	257,400
Level 3 Financing
Tranche B2 5.75% 4/11/18		115,000	116,294
Tranche B3 5.75% 9/1/18		185,000	187,081
Lord & Taylor 5.75% 12/2/18		110,000	110,928
Multiplan 4.75% 8/26/17		128,063	127,183
Nuveen Investments
5.863% 5/13/17		232,133	232,472
8.25% 3/1/19		545,000	553,627
OSI Restaurant Partners
2.00% 6/14/13		39,932	39,433
2.563% 6/13/14		403,760	397,593
PQ 6.74% 7/30/15		231,000	222,791
@Prime Healthcare Services Tranche B 7.25% 4/28/15		339,025	332,669
Protection One 5.75% 3/31/19		210,000	208,688
Remy International Tranche B 6.25% 12/16/16		226,562	227,695
Reynolds Group Holdings Tranche C 6.50% 7/7/18		600,420	608,980
@SandRidge Energy 5.00% 2/2/17		205,000	205,000
Sensus USA 2nd Lien 8.50% 4/13/18		300,000	300,000
Toys R US Tranche B 6.00% 9/1/16		258,392	259,274
Univision Communications 4.489% 3/29/17		632,348	587,467
Visant 5.25% 12/31/16		207,711	203,189
Total Senior Secured Loans (Cost $9,972,101)			10,161,710

∆Sovereign Bonds – 6.50%
Australia – 0.06%
Australia Government 5.75% 5/15/21	AUD	192,000	225,529
			225,529
Brazil – 0.27%
Federal Republic of Brazil
5.625% 1/7/41		393,000	454,898
8.875% 10/14/19		400,000	567,400
			1,022,298
Canada – 0.23%
Canadian Government
3.75% 6/1/19	CAD	345,000	389,199
4.00% 6/1/17	CAD	436,000	488,340
			877,539
Chile – 0.32%
Chile Government International 5.50% 8/5/20	CLP	564,000,000	1,212,150
			1,212,150
Colombia – 0.13%
Colombia Government International 6.125% 1/18/41		393,000	483,390
			483,390
Finland – 0.11%
Finland Government 4.00% 7/4/25	EUR	265,000	404,779
			404,779
Germany – 0.54%
Deutschland Republic
2.00% 1/4/22	EUR	727,000	986,974
2.50% 1/4/21	EUR	387,636	553,739
3.50% 7/4/19	EUR	311,000	476,845
			2,017,558
Indonesia – 0.25%
Indonesia Government International 7.25% 4/20/15		209,000	239,044
Indonesia Treasury 11.00% 11/15/20	IDR	2,150,000,000	315,017
#Republic of Indonesia 144A 5.25% 1/17/42		367,000	386,726
			940,787
Malaysia – 0.06%
Malaysia Government 4.262% 9/15/16	MYR	666,000	225,797
			225,797
Mexico – 0.33%
Mexican Bonos
6.50% 6/10/21	MXN	2,647,600	212,112
8.50% 5/31/29	MXN	6,487,900	581,943
8.50% 11/18/38	MXN	2,156,300	188,884
Mexico Government International 4.75% 3/8/44		270,000	265,275
			1,248,214
Norway – 1.41%
Norwegian Government
3.75% 5/25/21	NOK	3,754,000	729,784
4.25% 5/19/17	NOK	1,790,000	349,394
4.50% 5/22/19	NOK	7,553,000	1,519,447
5.00% 5/15/15	NOK	14,028,000	2,711,865
			5,310,490
Panama – 0.21%
Panama Government International
6.70% 1/26/36		74,000	97,680
7.125% 1/29/26		195,000	261,300
7.25% 3/15/15		122,000	141,581
8.875% 9/30/27		184,000	282,900
			783,461
Peru – 0.23%
Republic of Peru
5.625% 11/18/50		110,000	123,750
7.125% 3/30/19		575,000	736,000
			859,750
Philippines – 0.27%
Republic of Philippines
5.00% 1/13/37		260,000	272,350
6.50% 1/20/20		300,000	364,125
9.50% 10/21/24		256,000	383,360
			1,019,835
Poland – 0.28%
Poland Government
5.25% 10/25/17	PLN	976,000	317,934
5.25% 10/25/20	PLN	918,000	292,033
Poland Government International 5.00% 3/23/22		411,000	435,257
			1,045,224
Republic of Korea – 0.09%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	348,873,588	354,516
			354,516
Russia – 0.23%
Russian-Eurobond
#144A 3.25% 4/4/17		200,000	201,841
7.50% 3/31/30		535,694	643,503
			845,344
South Africa – 0.69%
#Eskom Holdings 144A 5.75% 1/26/21		559,000	589,745
South Africa Government
7.25% 1/15/20	ZAR	3,885,000	491,437
8.00% 12/21/18	ZAR	11,400,000	1,511,969
			2,593,151
Sweden – 0.25%
Sweden Government
3.00% 7/12/16	SEK	3,650,000	586,043
5.00% 12/1/20	SEK	1,775,000	334,418
			920,461
Turkey – 0.10%
Turkey Government International 5.625% 3/30/21		350,000	366,975
			366,975
United Kingdom – 0.33%
United Kingdom Gilt
4.25% 12/7/27	GBP	203,000	382,667
4.50% 3/7/19	GBP	134,000	256,635
4.75% 3/7/20	GBP	300,000	586,036
			1,225,338
Uruguay – 0.11%
Republic of Uruguay 8.00% 11/18/22		311,250	430,303
			430,303
Total Sovereign Bonds (Cost $23,627,822)			24,412,889

U.S. Treasury Obligations– 2.63%
U.S. Treasury Bonds
∞3.125% 11/15/41		5,150,000	4,940,781
3.125% 2/15/42		105,000	100,669
3.75% 8/15/41		5,000	5,406
U.S. Treasury Notes
1.00% 3/31/17		3,460,000	3,453,243
2.00% 2/15/22		1,380,000	1,353,694
Total U.S. Treasury Obligations (Cost $10,022,382)			9,853,793

Short-Term Investments – 6.40%
≠Certificates of Deposit – 1.73%
National Bank of Canada 0.43% 7/11/12		1,500,000	1,501,029
Toronto Dominion Bank 0.30% 6/29/12		5,000,000	5,002,020
			6,503,049
≠Discounted Commercial Paper – 4.67%
Abbey National North America 0.14% 4/2/12		5,000,000	4,999,981
Brown University 0.16% 6/15/12		1,000,000	999,630
Toyota Motor Credit
0.02% 4/3/12		6,520,000	6,519,992
0.381% 8/13/12		2,500,000	2,497,148
University of Chicago 0.16% 6/15/12		2,500,000	2,499,075
			17,515,826
	Number of
	Shares
Money Market Mutual Fund – 0.00%
Dreyfus Treasury & Agency Cash Management Fund		5,460	5,460
			5,460
Total Short-Term Investments (Cost $24,020,731)			24,024,335

Total Value of Securities – 102.11%
(Cost $344,215,858)			383,250,140

Option Written – (0.02%)
Put Option – (0.00%)
U.S. Bond Future, strike price $139.00, expires 4/21/12 (JPMC)			(36)
(73,125)
Total Option Written (Premium Received $(49,470))
(73,125)
«Liabilities Net of Receivables and Other Assets – (2.09%)			(7,826,284)
Net Assets Applicable to 26,480,037 Shares Outstanding – 100.00%			$375,350,731

†Non income producing security.
§Developed Market–countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market–developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $2,930,696, which represented 0.78% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $36,759,352, which represented 9.79% of the Fund’s net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $408,991, which represented 0.11% of the Fund's net assets. See Note 1 in "Notes."
•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2012.
‡Non income producing security. Security is currently in default.
∆Securities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at the time of purchase.
«Includes foreign currency valued at $6,651,180 with a cost of $6,696,001.

The following foreign currency exchange contracts, foreign cross currency exchange contracts futures contracts and swap contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(1,531,532)	USD	1,594,356	5/2/12	$13,999
BAML	BRL	1,936,255	USD	(1,050,885)	5/2/12	1,814
BAML	CLP	(278,382,500)	USD	570,211	5/2/12	(719)
BAML	EUR	(245,000)	JPY	27,807,445	5/2/12	509
BAML	EUR	(3,253,434)	USD	4,291,931	5/2/12	(47,669)
BAML	HUF	(594,475,300)	USD	2,670,000	5/2/12	(10,334)
BAML	JPY	(89,905,140)	USD	1,074,411	5/2/12	(11,928)
BAML	MXN	28,751,505	USD	(2,258,758)	5/2/12	(18,592)
BAML	NOK	(3,589,824)	USD	622,670	5/2/12	(6,983)
BAML	NZD	(253,452)	USD	205,581	5/2/12	(1,466)
BAML	RUB	38,182,490	USD	(1,297,246)	5/2/12	(1,643)
BAML	ZAR	(12,346,373)	USD	1,605,945	5/2/12	4,156
BCLY	EUR	(334,513)	USD	443,056	5/2/12	(3,135)
BCLY	JPY	39,339,302	USD	(469,280)	5/2/12	6,063
CITI	BRL	1,943,600	USD	(1,057,166)	5/2/12	(474)
CITI	EUR	(884,459)	USD	1,167,074	5/2/12	(12,663)
CITI	JPY	42,908,859	USD	(511,813)	5/2/12	6,662
GSC	BRL	2,440,608	USD	(1,323,899)	5/2/12	3,005
GSC	GBP	14,725	USD	(23,306)	5/2/12	241
GSC	NOK	(1,162,560)	USD	200,857	5/2/12	(3,055)
GSC	RUB	20,216,400	USD	(686,116)	5/2/12	(136)
HSBC	AUD	(1,551,651)	USD	1,615,114	5/2/12	13,997
HSBC	CLP	(315,303,879)	USD	647,043	5/2/12	391
HSBC	EUR	(202,631)	USD	267,415	5/2/12	(2,865)
HSBC	NOK	(4,547,807)	USD	789,948	5/2/12	(7,735)
HSBC	PLN	(2,291,328)	USD	720,000	5/2/12	(14,327)
JPMC	BRL	1,207,000	USD	(655,622)	5/2/12	597
JPMC	EUR	(625,697)	USD	825,294	5/2/12	(9,293)
JPMC	NOK	(7,424,360)	USD	1,286,160	5/2/12	(16,068)
MNB	HKD	247,138	USD	(31,835)	4/3/12	(10)
MNB	MYR	(1,188)	USD	387	4/2/12	(1)
MSC	AUD	(462,207)	USD	480,122	5/2/12	3,180
MSC	EUR	(2,178,057)	USD	2,873,112	5/2/12	(32,093)
MSC	GBP	(215,599)	USD	341,246	5/2/12	(3,518)
MSC	JPY	19,221,228	USD	(233,843)	5/2/12	(1,589)
MSC	NOK	(7,363,013)	USD	1,275,366	5/2/12	(16,103)
MSC	RUB	22,208,125	USD	(753,968)	5/2/12	(406)
						$(168,191)

Futures Contracts

				Unrealized
Contracts	Notional	Notional	Expiration	Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
22 Euro-Bund	$ 4,001,268	$ 4,063,338	6/12/12	$ 62,070
3 Long Gilt	543,123	549,459	6/30/12	6,336
(69) U.S. Treasury 10 yr Notes	(8,997,683)	(8,934,422)	6/29/12	63,261
23 U.S. Treasury Long Bond	3,191,319	3,168,969	6/21/12	(22,350)
	$(1,261,973)			$109,317

Swap Contracts
CDS Contracts
						Unrealized
	Swap		Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation		Value	Payments	Date	(Depreciation)
	Protection Purchased:
MSC	ITRAXX Europe Crossover 16.1 5 yr CDS	EUR	3,345,000	5.00%	12/20/16	$ (190,538)
	ITRAXX Europe Subordinate Financials 17.1
MSC	5 yr CDS	EUR	7,215,000	5.00%	6/20/17	184,279
	Japan
MSC	5 yr CDS	USD	600,000	1.00%	9/20/16	(7,145)
MSC	5 yr CDS		828,000	1.00%	3/20/17	(17,205)
	Kingdom of Belgium
MSC	5 yr CDS		1,096,000	1.00%	12/20/16	(42,572)
MSC	5 yr CDS		334,000	1.00%	3/20/17	(15,389)
	Kingdom of Spain
MSC	5 yr CDS		2,239,000	1.00%	6/20/16	137,247
MSC	5 yr CDS		840,000	1.00%	9/20/16	8,466
MSC	5 yr CDS		680,000	1.00%	3/20/17	8,863
	Republic of France
MSC	5 yr CDS		1,633,000	0.25%	9/20/16	(18,145)
MSC	5 yr CDS		648,000	0.25%	12/20/16	(11,721)
	Republic of Italy
MSC	5 yr CDS		600,000	1.00%	9/20/16	9,091
MSC	5 yr CDS		334,000	1.00%	3/20/17	(17,112)
						$(28,119)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, written options and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAML–Bank of America Merrill Lynch
BCLY–Barclays Bank
BRL–Brazilian Real
CAD–Canadian Dollar
CDS–Credit Default Swap
CITI–Citibank
CLP–Chilean Peso
EUR–European Monetary Unit
GBP–British Pound Sterling
GDR–Global Depositary Receipts
GNMA–Government National Mortgage Association
GSC–Goldman Sachs Capital
GSMPS–Goldman Sachs Reperforming Mortgage Securities
HKD–Hong Kong Dollar
HSBC–Hong Kong Shanghai Bank
HUF–Hungarian Forint
IDR–Indonesian Rupiah
JPMC–JPMorgan Chase Bank
JPY–Japanese Yen
KRW–South Korean Won
MASTR–Mortgage Asset Securitization Transaction, Inc.
MNB–Mellon National Bank
MSC–Morgan Stanley Capital
MXN–Mexican Peso
MYR–Malaysian Ringgit
NCUA–National Credit Union Administration
NOK–Norwegian Kroner
NVDR–Non-Voting Depositary Receipts
NZD–New Zealand Dollar
PIK–Pay-in-kind
PLN–Polish Zloty
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduit
RUB–Russian Ruble
SEK–Swedish Krona
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
yr–Year
ZAR–South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Conservative Allocation Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and viewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign currency exchange contacts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$345,662,296
Aggregate unrealized appreciation	$ 44,382,131
Aggregate unrealized depreciation	(6,794,287)
Net unrealized appreciation	$ 37,587,844

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $2,959,916 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1-inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2-other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3-inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$ -	$ 33,860,897	$2,201,477	$ 36,062,374
Common Stock	123,558,885	147,491	408,991	124,115,367
Corporate Debt	94,418	138,270,284	205,000	138,569,702
Foreign Debt	-	30,737,574	-	30,737,574
Investment Companies	17,976,055	-	-	17,976,055
Municipal Bonds	-	598,897	-	598,897
U.S. Treasury Obligations	-	9,853,793	-	9,853,793
Short-Term Investments	5,460	24,018,875	-	24,024,335
Other	488,180	823,863	-	1,312,043
Option Written	(73,125)	-	-	(73,125)
Total	$142,049,873	$238,311,674	$2,815,468	$383,177,015

Foreign Currency Exchange Contracts	$ -	$(168,191)	$ -	$ (168,191)
Futures Contracts	$109,317	$ -	$ -	$ 109,317
Swap	$ -	$ (28,119)	$ -	$ (28,119)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset- &
	Mortgage-Backed	Common	Corporate
	Securities	Stock	Debt	Other	Total
Balance as of 12/31/11	$ 160,275	$ 32,430	$ -	$ 156,607	$ 349,312
Purchases	2,037,716	-	205,000	-	2,242,716
Sales	(124)	-	-	(192,936)	(193,060)
Net realized gain	(10,916)	-	-	130,774	119,858
Transfers into Level 3	-	162,000	-	-	162,000
Net change in unrealized
appreciation (depreciation)	14,526	214,561	-	(94,445)	134,642
Balance as of 3/31/12	$2,201,477	$408,991	$205,000	$ -	$2,815,468

Net change in unrealized
appreciation (depreciation) from
Level 3 investments still held as of 3/31/12	$ 1,044	$ 198,691	$ -	$ -	$ 198,735

  During the period ended March 31, 2012, transfers into Level 3 investments from Level 1 investments were made in the amount of $162,000 for the Fund. This was due to lack of mark activity in 2012 compared to 2011. During the period ended March 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended March 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions,” financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the period ended March 31, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2011	24	$ 25,678
Options written	133	159,451
Options expired	(16)	(10,614)
Options terminated in closing purchase transactions	(105)	(125,045)
Options outstanding at March 31, 2012	36	$49,470

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2012, net unrealized depreciation of CDS contracts was $28,119. The Fund received $30,000 in securities collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2012, the Fund would have received EUR $10,560,000 and USD $9,832,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Growth and Income Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.07%
Aerospace & Defense – 4.38%
Honeywell International	229,700	$14,023,185
Lockheed Martin	91,800	8,249,148
Rockwell Collins	62,700	3,609,012
Triumph Group	84,300	5,282,238
United Technologies	232,400	19,275,256
		50,438,839
Air Freight & Logistics – 0.60%
FedEx	75,500	6,942,980
		6,942,980
Automobiles – 1.23%
Ford Motor	1,136,500	14,194,885
		14,194,885
Beverages – 2.48%
Coca-Cola	104,400	7,726,644
PepsiCo	313,400	20,794,090
		28,520,734
Biotechnology – 2.58%
†Celgene	149,700	11,604,744
†Gilead Sciences	250,000	12,212,500
†Vertex Pharmaceuticals	144,200	5,913,642
		29,730,886
Capital Markets – 2.70%
Ameriprise Financial	150,600	8,603,778
BlackRock	62,800	12,867,720
State Street	210,700	9,586,850
		31,058,348
Chemicals – 3.23%
Agrium	119,500	10,321,215
Celanese Class A	200,400	9,254,472
duPont (E.I.) deNemours	176,300	9,326,270
Eastman Chemical	159,600	8,249,724
		37,151,681
Commercial Banks – 2.01%
Wells Fargo	677,565	23,132,069
		23,132,069
Commercial Services & Supplies – 0.50%
Republic Services	188,100	5,748,336
		5,748,336
Communications Equipment – 2.25%
Cisco Systems	188,000	3,976,200
QUALCOMM	322,600	21,943,252
		25,919,452
Computers & Peripherals – 7.35%
†Apple	107,050	64,173,263
†EMC	681,700	20,369,196
		84,542,459
Construction & Engineering – 1.27%
Fluor	148,900	8,939,956
URS	134,400	5,714,688
		14,654,644
Consumer Finance – 0.88%
Capital One Financial	181,465	10,114,859
		10,114,859
Containers & Packaging – 0.46%
†Owens-Illinois	228,100	5,323,854
		5,323,854
Diversified Financial Services – 3.03%
†IntercontinentalExchange	71,950	9,887,369
JPMorgan Chase	542,200	24,930,356
		34,817,725
Diversified Telecommunication Services – 2.11%
AT&T	779,200	24,334,416
		24,334,416
Energy Equipment & Services – 2.91%
Baker Hughes	79,000	3,313,260
National Oilwell Varco	41,200	3,274,164
†Noble	246,100	9,221,367
Schlumberger	253,000	17,692,290
		33,501,081
Food & Staples Retailing – 1.43%
CVS Caremark	366,400	16,414,720
		16,414,720
Food Products – 0.97%
General Mills	282,100	11,128,845
		11,128,845
Gas Utilities – 0.56%
AGL Resources	164,500	6,451,690
		6,451,690
Health Care Providers & Services – 3.53%
AmerisourceBergen	170,400	6,761,472
Express Scripts	261,800	14,184,324
UnitedHealth Group	332,800	19,615,232
		40,561,028
Hotels, Restaurants & Leisure – 2.39%
McDonald's	176,100	17,275,410
Starbucks	183,300	10,244,637
		27,520,047
Household Durables – 1.10%
Jarden	313,500	12,612,105
		12,612,105
Household Products – 2.95%
Kimberly-Clark	113,700	8,401,293
Procter & Gamble	379,700	25,519,637
		33,920,930
Industrial Conglomerates – 1.20%
General Electric	688,400	13,816,188
		13,816,188
Insurance – 2.82%
AFLAC	225,300	10,361,547
Prudential Financial	187,800	11,904,642
Travelers	171,900	10,176,480
		32,442,669
Internet Software & Services – 2.50%
†eBay	177,500	6,547,975
†Google Class A	34,700	22,251,028
		28,799,003
IT Services – 2.87%
Accenture Class A	190,000	12,255,000
†Cognizant Technology Solutions Class A	160,600	12,358,170
International Business Machines	40,100	8,366,865
		32,980,035
Life Sciences Tools & Services – 1.06%
Thermo Fisher Scientific	215,600	12,155,528
		12,155,528
Machinery – 3.11%
Caterpillar	157,200	16,744,944
Cummins	56,300	6,758,252
Deere	151,800	12,280,620
		35,783,816
Media – 3.20%
Comcast Special Class A	713,200	21,046,532
Regal Entertainment Class A	195,048	2,652,653
Viacom Class B	275,348	13,068,016
		36,767,201
Metals & Mining – 0.92%
Allegheny Technologies	95,300	3,923,501
Cliffs Natural Resources	96,808	6,704,922
		10,628,423
Multiline Retail – 3.31%
DSW Class A	80,762	4,423,335
Macy's	292,900	11,636,917
Nordstrom	220,400	12,280,688
Target	167,200	9,742,744
		38,083,684
Multi-Utilities – 1.16%
MDU Resources Group	296,000	6,627,440
OGE Energy	126,000	6,741,000
		13,368,440
Oil, Gas & Consumable Fuels – 6.44%
Chevron	183,700	19,699,988
Exxon Mobil	364,300	31,595,739
Hess	149,400	8,807,130
†Newfield Exploration	193,900	6,724,452
Occidental Petroleum	75,900	7,227,957
		74,055,266
Pharmaceuticals – 5.69%
Abbott Laboratories	246,300	15,095,727
Johnson & Johnson	41,700	2,750,532
Merck	551,800	21,189,120
Pfizer	1,164,276	26,382,494
		65,417,873
Professional Services – 1.22%
Manpower	102,300	4,845,951
Towers Watson Class A	139,602	9,223,504
		14,069,455
Real Estate Investment Trusts – 0.86%
Host Hotels & Resorts	604,664	9,928,583
		9,928,583
Road & Rail – 1.45%
Hunt (J.B.) Transport	117,100	6,366,727
Union Pacific	96,400	10,361,072
		16,727,799
Semiconductors & Semiconductor Equipment – 1.99%
Avago Technologies	175,100	6,823,647
Intel	571,400	16,062,054
		22,885,701
Software – 4.38%
†Citrix Systems	53,900	4,253,249
Microsoft	1,015,200	32,740,200
†Nuance Communications	213,100	5,451,098
†Symantec	427,800	7,999,860
		50,444,407
Wireless Telecommunication Services – 0.99%
Vodafone Group ADR	411,400	11,383,438
		11,383,438
Total Common Stock (Cost $747,723,581)		1,128,474,122
	Principal
	Amount
	(U.S. $)
Short-Term Investments – 2.16%
≠Discounted Commercial Paper – 2.13%
Abbey National North America 0.14% 4/2/12	$24,495,000	24,494,905
		24,494,905
	Number of
	Shares
Money Market Mutual Fund – 0.03%
Dreyfus Treasury & Agency Cash Management Fund	376,638	376,638
		376,638
Total Short-Term Investments (Cost $24,871,543)		24,871,543
Total Value of Securities – 100.23%
(Cost $772,595,124)		1,153,345,665
Liabilities Net of Receivables and Other Assets – (0.23%)		(2,646,958)
Net Assets Applicable to 34,908,155 Shares Outstanding – 100.00%		$1,150,698,707

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at the market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$780,295,508
Aggregate unrealized appreciation	$395,204,970
Aggregate unrealized depreciation	(22,154,813)
Net unrealized appreciation	$373,050,157

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Common Stock	Level 1	Level 2	Total
Short-Term Investments	$1,128,474,122	$ -	$1,128,474,122
Total	376,638	24,494,905	24,871,543
	$1,128,850,760	$24,494,905	$1,153,345,665

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Bond Fund

March 31, 2012

		Principal	Value
		Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations–1.91%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		370,033	$445,463
Fannie Mae REMICs
Series 2002-83 GH 5.00% 12/25/17		6,372,494	6,838,008
Series 2003-38 MP 5.50% 5/25/23		5,706,241	6,273,580
Series 2003-122 AJ 4.50% 2/25/28		333,490	341,371
Series 2005-110 MB 5.50% 9/25/35		1,242,890	1,367,532
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		760,303	862,786
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		180,000	199,423
Series 2557 WE 5.00% 1/15/18		4,250,000	4,600,983
Series 2622 PE 4.50% 5/15/18		25,980	27,681
Series 2662 MA 4.50% 10/15/31		36,187	36,221
Series 2694 QG 4.50% 1/15/29		999,038	1,002,531
Series 2717 MH 4.50% 12/15/18		1,875,000	2,009,562
Series 2762 LG 5.00% 9/15/32		30,000	31,569
Series 2872 GC 5.00% 11/15/29		976,219	979,383
Series 2890 PC 5.00% 7/15/30		1,800,867	1,819,881
Series 3022 MB 5.00% 12/15/28		460,551	461,009
Series 3131 MC 5.50% 4/15/33		2,725,000	2,898,106
Series 3173 PE 6.00% 4/15/35		7,180,000	7,851,541
Series 3337 PB 5.50% 7/15/30		219,519	219,475
Series 3416 GK 4.00% 7/15/22		943,358	980,023
Series 3455 MB 4.50% 6/15/23		10,000,000	10,975,396
Series 3656 PM 5.00% 4/15/40		6,235,000	7,007,066
•Series 3800 AF 0.742% 2/15/41		1,574,627	1,574,627
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		690,461	794,164
•Series T-60 1A4C 5.173% 3/25/44		984,575	1,005,419
GNMA Series 2010-113 KE 4.50% 9/20/40		6,495,000	7,140,816
Total Agency Collateralized Mortgage Obligations (Cost $63,592,074)			67,743,616
Agency Mortgage-Backed Securities–20.13%
Fannie Mae 6.50% 8/1/17		305,706	336,915
•Fannie Mae ARM
2.668% 4/1/36		835,002	891,365
5.131% 11/1/35		1,255,566	1,337,159
Fannie Mae Relocation 15 yr 4.00% 9/1/20		1,224,689	1,276,501
Fannie Mae Relocation 30 yr
4.00% 3/1/35		1,591,428	1,649,502
5.00% 1/1/34		277,993	297,650
5.00% 10/1/35		759,441	813,142
5.00% 2/1/36		1,588,497	1,700,820
Fannie Mae S.F. 15 yr
3.50% 11/1/26		2,036,563	2,138,025
4.00% 10/1/25		15,879,691	16,834,652
4.00% 11/1/25		3,112,016	3,335,147
4.00% 1/1/26		284,588	301,702
4.00% 3/1/26		9,017,781	9,664,354
∞4.50% 9/1/24		5,896,947	6,315,150
5.00% 9/1/25		4,910,101	5,311,255
5.50% 6/1/20		1,077,715	1,175,863
6.00% 8/1/21		3,165,456	3,432,002
Fannie Mae S.F. 15 yr TBA
3.00% 4/1/27		35,900,000	37,162,108
3.00% 5/1/27		13,758,000	14,205,135
3.50% 4/1/27		94,912,000	99,538,960
Fannie Mae S.F. 30 yr
4.00% 1/1/42		23,907,312	25,093,519
5.00% 12/1/36		2,268,271	2,452,762
5.00% 12/1/37		874,552	945,411
5.00% 2/1/38		731,384	790,643
5.00% 11/1/38		1,300,296	1,405,650
6.00% 11/1/36		345,985	382,197
6.00% 7/1/38		3,781,612	4,170,314
6.00% 2/1/41		16,297,135	18,058,853
6.50% 3/1/36		232,961	262,831
6.50% 6/1/36		1,546,982	1,745,049
6.50% 10/1/36		1,105,025	1,246,506
6.50% 8/1/37		420,802	474,679
6.50% 12/1/37		1,913,246	2,171,361
7.00% 12/1/37		522,313	598,703
7.50% 4/1/32		18,127	21,742
7.50% 11/1/34		10,903	11,223
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/42		93,755,000	96,274,666
3.50% 5/1/42		41,395,000	42,384,601
4.00% 5/1/42		30,420,000	31,826,925
5.50% 5/1/42		33,760,000	36,724,550
6.00% 4/1/42		22,810,000	25,130,206
6.00% 5/1/42		49,398,000	54,345,521
6.00% 6/1/42		28,655,000	31,484,684
•Freddie Mac ARM 2.56% 4/1/34		130,296	138,983
Freddie Mac Relocation 30 yr 5.00% 9/1/33		588,223	629,150
Freddie Mac S.F. 15 yr
5.00% 6/1/18		756,445	811,035
5.00% 1/1/24		2,460,471	2,644,959
5.50% 8/1/23		1,417,971	1,534,276
Freddie Mac S.F. 30 yr
5.50% 7/1/40		78,865,000	85,938,204
6.00% 8/1/38		12,274,295	13,640,305
6.00% 10/1/38		17,280,505	19,203,658
GNMA I S.F. 30 yr 7.00% 12/15/34		1,631,783	1,886,114
Total Agency Mortgage-Backed Securities (Cost $709,121,071)			712,146,687
Commercial Mortgage-Backed Securities–5.19%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		4,315,000	4,593,732
BAML Commercial Mortgage
Series 2004-2 A3 4.05% 11/10/38		544,670	551,835
•Series 2005-1 A5 5.337% 11/10/42		5,440,000	5,982,809
•Series 2005-6 A4 5.366% 9/10/47		2,815,000	3,143,435
Series 2006-4 A4 5.634% 7/10/46		7,337,000	8,279,672
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40		2,990,000	3,339,833
Series 2005-T20 A4A 5.299% 10/12/42		1,695,000	1,886,021
Series 2006-PW12 A4 5.902% 9/11/38		1,640,000	1,861,620
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44		1,095,000	1,151,753
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		15,525,000	17,108,410
Series 2006-C7 A2 5.69% 6/10/46		168,981	168,942
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.596% 2/15/39		892,622	942,549
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46		5,694,000	6,407,339
•Series 2011-LC1A C 5.728% 1/1/21		1,605,000	1,670,696
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32		40,000	21,622
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		1,300,000	1,375,009
•Series 2004-GG2 A6 5.396% 8/10/38		4,225,000	4,558,289
Series 2005-GG4 A4 4.761% 7/10/39		11,070,000	11,803,410
Series 2005-GG4 A4A 4.751% 7/10/39		17,962,650	19,479,775
•Series 2006-GG6 A4 5.553% 4/10/38		3,295,000	3,651,180
#Series 2010-C1 A2 144A 4.592% 8/10/43		3,800,000	4,184,051
•#Series 2010-C1 C 144A 5.635% 8/10/43		2,070,000	2,187,882
•#Series 2011-GC3 B 144A 5.361% 3/10/44		2,780,000	2,985,831
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37		6,400,000	6,973,946
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42		7,400,000	8,125,059
Series 2005-LDP4 A4 4.918% 10/1/42		3,820,000	4,166,157
Series 2005-LDP5 A4 5.372% 12/15/44		2,510,000	2,799,674
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31		2,035,000	2,140,034
Series 2004-C2 A4 4.367% 3/15/36		1,458,000	1,534,787
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		749,500	660,118
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42		2,000,000	2,196,048
Series 2005-IQ9 A5 4.70% 7/15/56		5,000,000	5,377,190
•Series 2007-T27 A4 5.817% 6/11/42		17,275,000	19,859,598
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.607% 2/15/33		595,000	584,525
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		2,220,000	2,329,357
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		3,015,000	3,370,857
•#Sovereign Commercial Mortgage Securities Trust Series 2007-C1 A2 144A 5.904% 7/22/30		2,843,209	2,916,931
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36		7,015,000	7,859,431
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44		5,065,000	5,428,475
Total Commercial Mortgage-Backed Securities (Cost $160,563,097)			183,657,882
Corporate Bonds–39.47%
Aerospace & Defense–0.04%
#Meccanica Holdings USA 144A 6.25% 7/15/19		1,585,000	1,418,359
			1,418,359
Beverages–1.11%
#Heineken 144A 3.40% 4/1/22		6,400,000	6,366,195
PepsiCo 2.75% 3/5/22		5,445,000	5,309,207
#Pernod-Ricard 144A
2.95% 1/15/17		2,025,000	2,047,781
4.45% 1/15/22		6,580,000	6,687,734
5.50% 1/15/42		2,660,000	2,683,932
#SABMiller Holdings 144A
2.45% 1/15/17		3,345,000	3,390,766
3.75% 1/15/22		10,740,000	10,948,743
4.95% 1/15/42		1,720,000	1,789,001
			39,223,359
Biotechnology–0.22%
Celgene
2.45% 10/15/15		1,845,000	1,887,049
3.95% 10/15/20		5,830,000	5,947,294
			7,834,343
Capital Markets–0.36%
•Bear Stearns 4.923% 12/7/12	AUD	1,010,000	1,040,705
Jefferies Group
6.25% 1/15/36		3,650,000	3,330,625
6.45% 6/8/27		1,612,000	1,603,940
Lazard Group 6.85% 6/15/17		6,042,000	6,649,783
			12,625,053
Chemicals–1.00%
Dow Chemical 8.55% 5/15/19		15,716,000	20,625,003
#LyondellBasell Industries 144A 5.75% 4/15/24		10,565,000	10,565,000
Syngenta Finance 3.125% 3/28/22		4,040,000	4,075,269
			35,265,272
Commercial Banks–5.37%
Abbey National Treasury Services 4.00% 4/27/16		3,715,000	3,689,199
AgriBank 9.125% 7/15/19		5,115,000	6,498,822
Bank of America
3.75% 7/12/16		3,225,000	3,244,247
3.875% 3/22/17		3,355,000	3,377,287
5.70% 1/24/22		2,905,000	3,080,982
BB&T
3.95% 3/22/22		4,235,000	4,254,676
5.25% 11/1/19		17,849,000	19,620,762
•BB&T Capital Trust IV 6.82% 6/12/57		1,770,000	1,794,338
•Branch Banking & Trust 0.794% 9/13/16		8,740,000	8,236,864
City National 5.25% 9/15/20		4,185,000	4,215,241
@#CoBank ACB 144A 7.875% 4/16/18		3,425,000	4,100,331
Export-Import Bank of Korea 5.00% 4/11/22		3,540,000	3,752,393
Fifth Third Bancorp 3.50% 3/15/22		2,550,000	2,496,782
•Fifth Third Capital Trust IV 6.50% 4/15/37		6,875,000	6,875,000
#HSBC Bank 144A 3.10% 5/24/16		6,410,000	6,535,623
HSBC Holdings 4.00% 3/30/22		8,315,000	8,258,816
KeyBank 6.95% 2/1/28		7,115,000	7,900,802
KeyCorp 5.10% 3/24/21		8,780,000	9,694,911
Korea Development Bank 8.00% 1/23/14		5,150,000	5,689,761
Lloyds TSB Bank 4.20% 3/28/17		6,265,000	6,319,092
•National City Bank 0.845% 6/7/17		4,640,000	4,235,875
PNC Bank 6.875% 4/1/18		9,000,000	10,700,163
PNC Funding
3.30% 3/8/22		2,395,000	2,374,324
5.125% 2/8/20		2,000,000	2,269,146
Rabobank Utrecht 3.875% 2/8/22		4,990,000	4,835,440
SunTrust Bank
•0.782% 8/24/15		3,140,000	2,868,227
3.50% 1/20/17		1,570,000	1,603,160
SVB Financial Group 5.375% 9/15/20		960,000	1,039,994
US Bank 4.95% 10/30/14		1,205,000	1,320,622
•USB Capital IX 3.50% 4/15/49		19,413,000	14,989,360
Wachovia
•0.937% 10/15/16		2,865,000	2,665,877
5.60% 3/15/16		11,120,000	12,387,057
Wells Fargo
3.50% 3/8/22		3,575,000	3,526,795
4.75% 2/9/15		2,980,000	3,198,699
Zions Bancorp 7.75% 9/23/14		2,110,000	2,311,758
			189,962,426
Commercial Services & Supplies–0.58%
#Brambles USA 144A
3.95% 4/1/15		3,315,000	3,425,499
5.35% 4/1/20		5,745,000	6,112,157
International Lease Finance
5.875% 4/1/19		1,490,000	1,442,044
6.25% 5/15/19		3,145,000	3,105,150
6.625% 11/15/13		3,212,000	3,292,300
8.75% 3/15/17		2,975,000	3,317,125
			20,694,275
Computers & Peripherals–0.40%
Hewlett-Packard 4.05% 9/15/22		9,930,000	9,910,478
#Seagate Technology International 144A 10.00% 5/1/14		3,873,000	4,395,855
			14,306,333
Construction & Engineering–0.10%
#URS 144A 5.00% 4/1/22		3,410,000	3,377,312
			3,377,312
Construction Materials–0.11%
•#Cemex SAB 144A 5.47% 9/30/15		4,240,000	3,847,800
			3,847,800
Diversified Consumer Services–0.30%
Yale University 2.90% 10/15/14		10,045,000	10,625,691
			10,625,691
Diversified Financial Services–2.63%
#CDP Financial 144A
4.40% 11/25/19		6,515,000	7,044,266
5.60% 11/25/39		4,995,000	5,869,415
Ford Motor Credit 5.00% 5/15/18		4,825,000	5,010,068
#FUEL Trust 144A 3.984% 6/15/16		2,690,000	2,731,746
General Electric Capital
4.65% 10/17/21		7,895,000	8,419,054
6.00% 8/7/19		20,526,000	24,005,752
#Hyundai Capital Services 144A
3.50% 9/13/17		2,570,000	2,579,203
4.375% 7/27/16		7,900,000	8,271,916
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,600,000	1,180,000
JPMorgan Chase
4.50% 1/24/22		4,140,000	4,315,540
•4.63% 6/21/12	AUD	2,600,000	2,687,661
6.00% 10/1/17		10,375,000	11,885,268
JPMorgan Chase Capital XXV 6.80% 10/1/37		7,654,000	7,735,132
•#USB Realty 144A 1.719% 12/29/49		1,800,000	1,365,408
			93,100,429
Diversified Telecommunication Services–1.33%
CenturyLink 5.80% 3/15/22		4,175,000	4,084,519
#Deutsche Telekom International Finance 144A 2.25% 3/6/17		9,905,000	9,814,944
#Oi 144A
5.75% 2/10/22		2,367,000	2,440,969
9.75% 9/15/16	BRL	6,145,000	3,500,561
Qwest
6.75% 12/1/21		3,160,000	3,535,250
8.375% 5/1/16		10,645,000	12,773,170
Telecom Italia Capital 5.25% 10/1/15		785,000	812,475
Telefonica Emisiones 6.421% 6/20/16		9,545,000	10,185,050
			47,146,938
Electric Utilities–2.22%
#American Transmission Systems 144A 5.25% 1/15/22		5,065,000	5,729,386
Baltimore Gas & Electric 3.50% 11/15/21		7,080,000	7,170,575
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		4,370,000	4,804,815
ComEd Financing III 6.35% 3/15/33		3,355,000	3,236,985
Commonwealth Edison 3.40% 9/1/21		6,360,000	6,570,770
Florida Power 5.65% 6/15/18		1,145,000	1,369,197
Great Plains Energy 5.292% 6/15/22		5,990,000	6,403,711
Ipalco Enterprises 5.00% 5/1/18		2,245,000	2,245,000
Jersey Central Power & Light 5.625% 5/1/16		2,415,000	2,715,885
LG&E and KU Energy
3.75% 11/15/20		5,655,000	5,641,213
#144A 4.375% 10/1/21		6,770,000	6,972,626
•NextEra Energy Capital Holdings 6.35% 10/1/66		4,035,000	4,119,687
PacifiCorp 2.95% 2/1/22		4,230,000	4,178,893
Pennsylvania Electric 5.20% 4/1/20		5,895,000	6,398,722
•PPL Capital Funding 6.70% 3/30/67		1,485,000	1,486,553
Public Service Company of Oklahoma 5.15% 12/1/19		5,440,000	6,118,656
Public Service Electric & Gas 3.50% 8/15/20		3,225,000	3,418,668
			78,581,342
Energy Equipment & Services–1.08%
Pride International 6.875% 8/15/20		14,385,000	17,570,875
Transocean
5.05% 12/15/16		3,990,000	4,277,476
6.375% 12/15/21		7,915,000	8,922,105
Weatherford International Bermuda
4.50% 4/15/22		1,800,000	1,797,390
9.625% 3/1/19		4,270,000	5,666,563
			38,234,409
Food & Staples Retailing–0.13%
Safeway 4.75% 12/1/21		4,520,000	4,681,685
			4,681,685
Food Products–0.06%
General Mills 3.15% 12/15/21		2,190,000	2,196,555
			2,196,555
Gas Utilities–0.38%
CenterPoint Energy 5.95% 2/1/17		4,580,000	5,205,202
#China Resources Gas Group 144A 4.50% 4/5/22		2,830,000	2,786,803
Southwest Gas 3.875% 4/1/22		5,305,000	5,422,734
			13,414,739
Health Care Equipment & Supplies–0.85%
Boston Scientific 6.00% 1/15/20		4,635,000	5,328,438
CareFusion 6.375% 8/1/19		12,070,000	14,046,100
Medtronic 3.125% 3/15/22		3,540,000	3,564,274
Zimmer Holdings 4.625% 11/30/19		6,615,000	7,310,369
			30,249,181
Health Care Providers & Services–0.90%
#Aristotle Holding 144A
2.65% 2/15/17		1,975,000	1,999,591
3.50% 11/15/16		1,675,000	1,751,482
3.90% 2/15/22		835,000	845,693
4.75% 11/15/21		1,360,000	1,458,320
Coventry Health Care 5.45% 6/15/21		7,875,000	8,636,079
#Highmark 144A
4.75% 5/15/21		2,265,000	2,272,708
6.125% 5/15/41		845,000	881,126
Quest Diagnostics
4.70% 4/1/21		12,155,000	13,181,065
4.75% 1/30/20		780,000	852,150
			31,878,214
Hotels, Restaurants & Leisure–0.41%
Wyndham Worldwide
4.25% 3/1/22		8,135,000	7,990,889
5.625% 3/1/21		2,880,000	3,106,083
5.75% 2/1/18		3,045,000	3,395,062
			14,492,034
Household Durables–0.39%
Koninklijke Philips Electronics
3.75% 3/15/22		4,070,000	4,102,572
5.00% 3/15/42		6,175,000	6,186,164
Stanley Black & Decker 3.40% 12/1/21		3,450,000	3,501,995
			13,790,731
Industrial Conglomerates–0.33%
General Electric 5.00% 2/1/13		7,500,000	7,774,815
Tyco Electronics Group 3.50% 2/3/22		4,140,000	4,044,407
			11,819,222
Insurance–1.80%
American International Group
5.85% 1/16/18		535,000	583,252
8.25% 8/15/18		4,235,000	5,096,704
•Chubb 6.375% 3/29/67		11,905,000	12,351,438
•ING Groep 5.775% 12/29/49		2,430,000	2,101,950
MetLife
6.40% 12/15/36		50,000	49,250
6.817% 8/15/18		10,752,000	13,191,983
#Metlife Capital Trust IV 144A 7.875% 12/15/37		400,000	442,000
#MetLife Capital Trust X 144A 9.25% 4/8/38		7,015,000	8,488,150
Prudential Financial
3.875% 1/14/15		1,660,000	1,749,140
4.50% 11/15/20		1,470,000	1,562,373
4.50% 11/16/21		630,000	670,292
6.00% 12/1/17		3,040,000	3,546,175
=‡@◆#Twin Reefs Pass Through Trust 144A 4.058% 12/31/49		2,600,000	0
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65		12,301,000	12,301,000
•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32		1,405,000	1,417,294
			63,551,001
IT Services–0.09%
Western Union 3.65% 8/22/18		3,040,000	3,254,855
			3,254,855
Life Sciences Tools & Services–0.02%
Bio-Rad Laboratories 4.875% 12/15/20		855,000	879,118
			879,118
Media–1.53%
CBS 3.375% 3/1/22		8,375,000	8,101,372
#DIRECTV Holdings 144A
3.80% 3/15/22		9,205,000	9,097,274
5.15% 3/15/42		2,260,000	2,209,930
Historic TW 6.875% 6/15/18		9,315,000	11,432,383
Interpublic Group 4.00% 3/15/22		5,810,000	5,700,755
Time Warner Cable 8.25% 4/1/19		6,040,000	7,735,295
#Vivendi 144A 6.625% 4/4/18		8,623,000	9,699,081
			53,976,090
Metals & Mining–2.30%
Alcoa
5.40% 4/15/21		4,400,000	4,554,695
6.75% 7/15/18		5,880,000	6,711,226
#Anglo American Capital 144A 2.625% 4/3/17		8,000,000	8,017,888
ArcelorMittal
6.25% 2/25/22		1,250,000	1,266,189
9.85% 6/1/19		14,156,000	17,056,296
#Barrick Gold 144A
3.85% 4/1/22		4,610,000	4,637,821
5.25% 4/1/42		955,000	963,815
Barrick North America Finance 4.40% 5/30/21		6,325,000	6,679,516
#Kinross Gold 144A 5.125% 9/1/21		4,195,000	4,267,494
Rio Tinto Finance USA 3.50% 3/22/22		9,085,000	9,120,668
Teck Resources
3.00% 3/1/19		2,115,000	2,090,474
5.20% 3/1/42		2,725,000	2,594,794
Vale Overseas 4.375% 1/11/22		13,185,000	13,309,546
			81,270,422
Multiline Retail–0.56%
Macy's Retail Holdings
3.875% 1/15/22		955,000	959,680
5.90% 12/1/16		4,034,000	4,634,005
Target 2.90% 1/15/22		4,540,000	4,496,688
#Woolworths 144A
3.15% 4/12/16		4,750,000	4,927,052
4.55% 4/12/21		4,610,000	4,965,785
			19,983,210
Multi-Utilities–1.42%
Ameren Illinois 9.75% 11/15/18		12,180,000	16,521,184
CMS Energy
4.25% 9/30/15		2,715,000	2,830,515
6.25% 2/1/20		2,950,000	3,237,200
Nisource Finance
4.45% 12/1/21		1,305,000	1,363,880
5.80% 2/1/42		4,105,000	4,396,874
Puget Energy 6.00% 9/1/21		1,880,000	2,004,366
•Puget Sound Energy 6.974% 6/1/67		7,185,000	7,374,195
SCANA 4.125% 2/1/22		4,145,000	4,155,408
•Wisconsin Energy 6.25% 5/15/67		8,135,000	8,388,161
			50,271,783
Office Electronics–0.25%
Xerox
4.50% 5/15/21		5,275,000	5,436,742
6.35% 5/15/18		2,905,000	3,374,878
			8,811,620
Oil, Gas & Consumable Fuels–5.10%
#BG Energy Capital 144A 4.00% 10/15/21		6,405,000	6,692,706
#Canadian Oil Sands 144A 4.50% 4/1/22		4,120,000	4,158,629
Ecopetrol 7.625% 7/23/19		1,250,000	1,553,125
El Paso Pipeline Partners Operating 6.50% 4/1/20		4,645,000	5,214,008
•Enbridge Energy Partners 8.05% 10/1/37		7,675,000	8,347,069
Encana 3.90% 11/15/21		8,740,000	8,525,249
Energy Transfer Partners
4.65% 6/1/21		2,095,000	2,138,295
6.05% 6/1/41		1,040,000	1,053,060
9.70% 3/15/19		3,862,000	4,944,098
#ENI 144A 4.15% 10/1/20		6,200,000	6,159,223
Enterprise Products Operating
•7.034% 1/15/68		8,097,000	8,714,639
9.75% 1/31/14		3,790,000	4,351,087
Husky Energy 3.95% 4/15/22		7,955,000	8,024,988
#IPIC GMTN 144A 5.50% 3/1/22		2,682,000	2,772,518
Kinder Morgan Energy Partners
3.95% 9/1/22		3,995,000	3,963,663
9.00% 2/1/19		6,578,000	8,437,285
Lukoil International Finance		5,235,000	5,575,275
Noble Holding International
3.95% 3/15/22		4,870,000	4,876,350
5.25% 3/15/42		10,815,000	10,784,221
Petrobras International Finance
3.50% 2/6/17		4,085,000	4,197,211
5.375% 1/27/21		10,850,000	11,736,867
5.875% 3/1/18		430,000	484,463
Petroleos De Venezuela 9.00% 11/17/21		8,460,000	6,894,900
Plains All American Pipeline
3.65% 6/1/22		3,610,000	3,551,493
8.75% 5/1/19		5,751,000	7,501,035
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		2,110,176	2,268,439
#Southwestern Energy 144A 4.10% 3/15/22		3,970,000	3,943,250
•TransCanada PipeLines 6.35% 5/15/67		10,700,000	11,071,610
Williams
7.75% 6/15/31		1,058,000	1,292,355
8.75% 3/15/32		1,117,000	1,476,509
Williams Partners
4.00% 11/15/21		3,580,000	3,624,707
7.25% 2/1/17		4,565,000	5,499,200
#Woodside Finance 144A
8.125% 3/1/14		6,281,000	6,965,686
8.75% 3/1/19		2,884,000	3,665,019
			180,458,232
Paper & Forest Products–0.91%
Domtar 4.40% 4/1/22		3,040,000	3,010,074
Georgia-Pacific
#144A 5.40% 11/1/20		1,279,000	1,430,205
8.00% 1/15/24		10,636,000	13,567,090
International Paper
4.75% 2/15/22		9,375,000	9,898,603
9.375% 5/15/19		925,000	1,223,843
#Votorantim Cimentos 144A 7.25% 4/5/41		3,025,000	3,100,625
			32,230,440
Pharmaceuticals–0.06%
Teva Pharmaceutical Finance IV 3.65% 11/10/21		1,990,000	2,018,497
			2,018,497
Real Estate Investment Trusts–2.33%
Alexandria Real Estate Equities 4.60% 4/1/22		5,465,000	5,360,241
American Tower
4.70% 3/15/22		1,670,000	1,686,745
5.90% 11/1/21		10,640,000	11,750,411
Brandywine Operating Partnership 4.95% 4/15/18		4,240,000	4,329,180
Developers Diversified Realty
4.75% 4/15/18		2,960,000	3,070,325
7.50% 4/1/17		1,020,000	1,158,515
7.875% 9/1/20		5,695,000	6,745,898
Digital Realty Trust
5.25% 3/15/21		7,640,000	7,891,409
5.875% 2/1/20		2,895,000	3,158,292
Health Care REIT
4.125% 4/1/19		4,330,000	4,301,959
5.25% 1/15/22		5,960,000	6,246,152
Host Hotels & Resorts
#144A 5.25% 3/15/22		5,475,000	5,475,000
5.875% 6/15/19		2,255,000	2,387,481
Rayonier 3.75% 4/1/22		3,800,000	3,736,624
Regency Centers
4.80% 4/15/21		1,740,000	1,798,856
5.875% 6/15/17		2,261,000	2,531,463
UDR 4.625% 1/10/22		4,775,000	4,897,689
#WEA Finance 144A 4.625% 5/10/21		5,810,000	5,888,208
			82,414,448
Road & Rail–0.50%
Burlington Northern Santa Fe
4.40% 3/15/42		5,400,000	5,125,793
5.65% 5/1/17		1,015,000	1,182,423
CSX 4.75% 5/30/42		1,155,000	1,124,557
#ERAC USA Finance 144A 5.25% 10/1/20		9,410,000	10,219,458
			17,652,231
Semiconductors & Semiconductor Equipment–0.38%
Broadcom 2.70% 11/1/18		3,720,000	3,788,154
National Semiconductor 6.60% 6/15/17		7,810,000	9,645,592
			13,433,746
Software–0.11%
Symantec 4.20% 9/15/20		3,685,000	3,765,709
			3,765,709
Wireless Telecommunication Services–1.81%
America Movil 5.00% 3/30/20		11,635,000	12,996,248
#Crown Castle Towers 144A 4.883% 8/15/20		29,640,000	30,549,523
#VimpelCom Holdings 144A
•4.471% 6/29/14		2,340,000	2,278,552
7.504% 3/1/22		2,280,000	2,223,000
Virgin Media Secured Finance 6.50% 1/15/18		14,580,000	15,910,425
			63,957,748
Total Corporate Bonds (Cost $1,337,876,913)			1,396,694,852
Municipal Bonds–3.38%
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds
6.574% 7/1/45		15,035,000	20,142,540
Massachusetts State Transportation Fund Revenue Taxable Build America Bonds Recovery Zone
Economic Development Bonds 5.731% 6/1/40		5,890,000	7,404,555
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41		12,240,000	16,757,050
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds
Series E 6.814% 11/15/40		3,355,000	4,270,143
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37		15,875,000	20,281,900
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE) (FGIC)		400,000	436,492
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bonds
Series A2 5.45% 11/15/32		15,555,000	17,503,419
Oregon State Taxable Pension 5.892% 6/1/27		2,915,000	3,599,559
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds
Series S3 6.907% 10/1/50		10,020,000	13,348,343
Texas State Tax & Revenue Anticipation Notes Series A 2.50% 8/30/12		5,000,000	5,048,450
University of Missouri Systems Facilities Revenue Board of Curators Taxable Build America Bonds
5.792% 11/1/41		8,385,000	10,810,361
Total Municipal Bonds (Cost $94,163,390)			119,602,812
Non-Agency Asset-Backed Securities–4.10%
AEP Texas Central Transition Funding Series 2012-1 A2 1.976% 6/1/21		6,745,000	6,693,313
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16		4,215,000	4,250,880
•American Express Credit Account Master Trust Series 2010-1 B 0.842% 11/16/15		1,915,000	1,918,028
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		5,000,000	5,073,220
#Cabela's Master Credit Card Trust 144A
Series 2010-2A A1 2.29% 9/17/18		4,650,000	4,818,302
Series 2012-1A A1 1.63% 2/18/20		3,530,000	3,507,683
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		15,360,000	18,266,411
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21		4,265,000	4,281,802
•#Centurion CDO VII Series 2004-7A A2 144A 0.953% 1/30/16		2,134,266	2,098,965
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		670,951	673,257
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		3,865,000	4,992,100
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		80,886	78,136
Series 2006-3 A5 5.948% 11/25/36		4,700,000	3,646,251
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		5,710,000	5,828,465
•#CNH Wholesale Master Note Trust 144A
Series 2009-1A A 1.942% 7/15/15		4,500,000	4,519,152
Series 2011-1A A 1.042% 12/15/15		700,000	700,508
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		4,970,000	5,928,831
•Series 2009-A1 A1 1.542% 12/15/14		4,540,000	4,552,134
Series 2012-A1 A1 0.81% 8/15/17		5,440,000	5,426,532
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	1,960,000	2,006,075
Ford Credit Auto Lease Trust Series 2012-A A4 1.03% 4/15/15		6,745,000	6,740,460
Ford Credit Auto Owner Trust Series 2012-A B 1.88% 8/15/17		4,200,000	4,187,952
General Electric Capital Credit Card Master Note Trust
Series 2009-2 A 3.69% 7/15/15		10,000,000	10,095,241
Series 2012-2 A 2.22% 1/15/22		4,380,000	4,348,683
#Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14		4,575,000	4,593,893
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		3,175,000	3,168,179
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		215,488	215,773
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18		4,255,000	4,352,283
•MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.592% 10/15/14		2,345,000	2,347,545
•Merrill Auto Trust Securitization Series 2007-1 A4 0.302% 12/15/13		123,439	123,421
Mid-State Trust Series 11 A1 4.864% 7/15/38		606,941	611,024
#Navistar Financial Owner Trust Series 2010-B A3 144A 1.08% 3/18/14		4,190,000	4,190,188
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		1,813,500	1,889,543
•@#Victoria Falls CLO Series 2005-1A A2 144A 0.825% 2/17/17		3,242,107	3,149,447
#Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17		5,680,000	5,688,732
Total Non-Agency Asset-Backed Securities (Cost $141,535,297)			144,962,409
Non-Agency Collateralized Mortgage Obligations–0.50%
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34		2,493,801	2,432,311
Series 2005-9 5A1 5.50% 10/25/20		1,684,752	1,628,409
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.747% 5/25/33		3,118	2,445
Series 2004-L 4A1 5.113% 1/25/35		1,070,600	1,069,787
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		667,228	692,374
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		485,289	475,888
Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35		1,913,239	1,346,044
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		172,742	179,511
•#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27		282,389	299,789
Series 1999-3 A 8.00% 8/19/29		537,938	531,117
•JPMorgan Mortgage Trust Series 2006-A2 3A3 5.567% 4/25/36		3,729,000	3,248,092
Lehman Mortgage Trust Series 2006-1 1A3 5.50% 2/25/36		407,589	311,918
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33		180,723	183,161
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33		218,978	210,950
Series 2005-6 7A1 5.206% 6/25/35		732,927	736,107
Series 2006-2 4A1 4.854% 2/25/36		823,646	793,298
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		589,448	592,867
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.519% 2/25/35		338,174	176,299
•Structured ARM Loan Trust
Series 2004-3AC A2 2.672% 3/25/34		193,787	176,642
Series 2006-5 5A4 5.231% 6/25/36		216,417	17,134
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		922,151	954,050
Series 2004-CB3 1A 6.00% 10/25/34		43,636	45,662
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		1,706,443	1,582,258
Total Non-Agency Collateralized Mortgage Obligations (Cost $19,204,574)			17,686,113
ΔRegional Bonds–1.62%
Australia–1.35%
New South Wales Treasury 6.00% 4/1/19	AUD	14,098,000	15,942,275
Queensland Treasury
6.00% 9/14/17	AUD	4,267,000	4,763,566
6.25% 6/14/19	AUD	23,652,000	26,923,841
		47,629,682
Canada–0.27%
Province of Ontario
3.15% 6/2/22	CAD	7,755,000	7,790,994
4.00% 6/2/21	CAD	445,000	481,316
Province of Quebec 4.25% 12/1/21		1,128,000	1,237,809
			9,510,119
Total Regional Bonds (Cost $55,847,261)			57,139,801
ΔSovereign Bonds–3.82%
Australia–0.04%
Australian Government 5.75% 5/15/21	AUD	1,102,000	1,294,443
			1,294,443
Brazil–0.26%
Brazilian Government International
5.625% 1/7/41		5,157,000	5,969,228
8.875% 10/14/19		2,180,000	3,092,330
			9,061,558
Canada–0.50%
Canadia Government
3.75% 6/1/19	CAD	4,343,000	4,899,399
4.00% 6/1/17	CAD	2,882,000	3,227,967
#Export Development Canada 144A 0.30% 3/7/13	CAD	9,500,000	9,455,369
			17,582,735
Chile–0.17%
Chile Government International5.50% 8/5/20	CLP	2,885,000,000	6,200,447
			6,200,447
Columbia–0.11%
Colombia Government International 6.125% 1/18/41		3,167,000	3,895,410
			3,895,410
Finland–0.15%
Finland Government 4.00% 7/4/25	EUR	3,484,000	5,321,693
			5,321,693
Germany–0.05%
Deutschland Republic
2.00% 1/4/22	EUR	1,187,000	1,611,471
2.50% 1/4/21	EUR	172,897	246,984
			1,858,455
Indonesia–0.21%
Indonesia Government International 4.875% 5/5/21		1,070,000	1,164,963
Indonesia Treasury 11.00% 11/15/20	IDR	20,152,000,000	2,952,658
#Republic of Indonesia 144A 5.25% 1/17/42		3,305,000	3,482,644
			7,600,265
Mexico–0.26%
Mexican Bonos 8.50% 5/31/29	MXN	70,573,100	6,330,170
Mexico Government International 4.75% 3/8/44		2,800,000	2,751,000
			9,081,170
Norway–0.78%
Norway Government
4.25% 5/19/17	NOK	11,801,000	2,303,462
4.50% 5/22/19	NOK	55,014,000	11,067,244
5.00% 5/15/15	NOK	73,136,000	14,138,508
			27,509,214
Peru–0.05%
Peruvian Government International 5.625% 11/18/50		1,680,000	1,890,000
			1,890,000
Philippines–0.34%
Philippine Government International
5.00% 1/13/37		3,910,000	4,095,725
9.50% 10/21/24		5,396,000	8,080,510
			12,176,235
Poland–0.11%
Poland Government Bonds
5.25% 10/25/17	PLN	2,957,000	963,250
5.25% 10/25/20	PLN	3,131,000	996,029
Poland Government International 5.00% 3/23/22		1,685,000	1,784,448
			3,743,727
Russia–0.05%
#Russian-Eurobond 144A 3.25% 4/4/17		1,800,000	1,816,569
			1,816,569
South Africa–0.25%
South Africa Government Bond 8.00% 12/21/18	ZAR	66,900,000	8,872,878
			8,872,878
Sweden–0.20%
Sweden Government
3.00% 7/12/16	SEK	30,760,000	4,938,817
5.00% 12/1/20	SEK	10,825,000	2,039,480
			6,978,297
Turkey–0.01%
Turkey Government International 5.625% 3/30/21		500,000	524,250
			524,250
United Kingdom–0.28%
United Kingdom Gilt
4.25% 12/7/27	GBP	2,660,000	5,014,253
4.75% 3/7/20	GBP	2,497,000	4,877,772
			9,892,025
Total Sovereign Bonds (Cost $129,867,999)			135,299,371
Supranational Banks–0.32%
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	8,050,000	1,279,647
3.375% 4/30/15	NOK	16,110,000	2,921,812
7.50% 7/30/14	NZD	7,920,000	7,095,339
Total Supranational Banks (Cost $10,130,761)			11,296,798
U.S. Treasury Obligations–13.05%
U.S. Treasury Bonds
∞3.125% 11/15/41		96,895,000	92,958,640
3.125% 2/15/42		1,610,000	1,543,588
3.75% 8/15/41		105,000	113,531
U.S. Treasury Notes
1.00% 3/31/17		187,770,000	187,403,285
2.00% 2/15/22		183,055,000	179,565,606
Total U.S. Treasury Obligations (Cost $467,714,980)			461,584,650
	Number of
	Shares
Preferred Stock–0.23%
Alabama Power 4.95%		112,235	2,878,828
•PNC Financial Services Group 8.25%		5,270,000	5,427,199
Total Preferred Stock (Cost $7,591,021)			8,306,027
	Principal
	Amount¡
Short-Term Investments–23.65%
Certificates of Deposit–3.81%
Bank of Montreal Chicago 0.13% 4/4/12		50,000,000	49,999,235
Bank of Nova Scotia Housing 0.11% 4/5/12		50,000,000	49,999,665
Toronto Dominion Bank New York
0.30% 6/29/12		10,000,000	10,004,040
0.37% 4/2/12		24,755,000	24,755,535
			134,758,475
≠Discounted Commercial Paper–19.42%
Abbey National North America 0.14% 4/2/12		50,000,000	49,999,806
Barclays US Funding 0.10% 4/2/12		50,000,000	49,999,861
Brown University 0.16% 6/15/12		1,600,000	1,599,408
Catholic Health Initiatives 0.17% 6/13/12		5,000,000	4,997,554
Cornell University 0.15% 6/13/12		2,000,000	1,999,320
Danaher 0.14% 4/23/12		19,985,000	19,981,842
duPont (E.I.) deNemours 0.14% 4/25/12		7,500,000	7,499,296
Emory University 0.17% 6/12/12		7,500,000	7,499,550
Illinois Tool Works 0.15% 4/3/12		25,000,000	24,999,778
JPMorgan Chase 0.45% 10/25/12		25,000,000	24,949,445
Kimberly-Clark Worldwide 0.06% 4/12/12		2,145,000	2,144,938
Koch Resources
0.13% 4/3/12		40,000,000	39,999,332
0.16% 4/9/12		10,000,000	9,999,531
Leland Stanford Junior University
0.10% 4/18/12		14,000,000	13,999,300
0.11% 4/13/12		9,976,000	9,975,401
National Bank Canada New York 0.48% 6/28/12		15,000,000	14,982,750
Philip Morris International 0.15% 6/5/12		16,705,000	16,693,310
Procter & Gamble 0.08% 4/11/12		25,000,000	24,999,583
Rockwell Collins
0.09% 4/9/12		37,500,000	37,498,240
0.13% 4/4/12		26,430,000	26,429,824
Schlumberger Holdings
0.11% 4/24/12		11,000,000	10,998,174
0.14% 4/18/12		25,000,000	24,997,098
Siemens Capital 0.12% 4/10/12		28,335,000	28,333,745
Statoil 0.09% 4/2/12		7,215,000	7,214,982
Sysco 0.13% 4/2/12		35,000,000	34,999,650
Toyota Motor Credit
0.02% 4/3/12		65,000,000	64,999,927
0.38% 8/13/12		17,500,000	17,480,034
Unilever Capital 0.45% 1/17/13		18,250,000	18,203,953
University of Chicago
0.15% 5/7/12		21,500,000	21,496,560
0.16% 6/15/12		16,100,000	16,094,043
Wal-Mart Stores
0.10% 4/3/12		36,985,000	36,984,793
0.13% 4/24/12		15,000,000	14,999,480
			687,050,508
Money Market Mutual Fund–0.42%
Dreyfus Treasury & Agency Cash Management Fund		15,051,752	15,051,752
			15,051,752
Total Short-Term Investments (Cost $836,833,982)			836,860,735
Total Value of Securities–117.37%
(Cost $4,034,042,420)			4,152,981,753

		Number of
		Contracts
Option Written–(0.03%)
Put Option–(0.03%)
U.S. Treasury 30 yr Bond Future, strike price $15.63, expires 4/20/12 (JPMC)		(549)	(1,115,156)
Total Written Option (Premium received $(754,797))			(1,115,156)

zLiabilities Net of Receivables and Other Assets–(17.34%)			(613,425,701)
Net Assets Applicable to 251,559,366 Shares Outstanding–100.00%			$3,538,440,896

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
∞Fully or partially pledged as collateral for futures contracts.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $427,474,811, which represented 12.08% of the Fund’s net assets. See Note 4 in "Notes."
@Illiquid security. At March 31, 2012, the aggregate amount of illiquid securities was $7,249,778, which represented 0.20% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
zOf this amount, $1,232,675,125 represents payables for securities purchased and $558,057,074 represents receivables for securities sold as of March 31, 2012. Included foreign currency valued $2,000,383 with a cost of $1,956,226.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(1,410,132)	USD	1,467,976	5/2/12	$ 12,890
BAML	BRL	11,857,420	USD	(6,435,506)	5/2/12	11,109
BAML	CLP	(1,822,140,000)	USD	3,732,287	5/2/12	(4,708)
BAML	EUR	(23,107,818)	USD	30,483,833	5/2/12	(338,574)
BAML	HUF	(5,085,344,800)	USD	22,850,000	5/2/12	(78,492)
BAML	JPY	372,667,200	USD	(4,453,560)	5/2/12	49,444
BAML	MXN	162,890,972	USD	(12,796,940)	5/2/12	(105,331)
BAML	NZD	(9,015,642)	USD	7,312,812	5/2/12	(52,165)
BAML	RUB	236,317,100	USD	(8,028,848)	5/2/12	(10,170)
BAML	ZAR	(73,801,603)	USD	9,599,210	5/2/12	24,360
BCLY	EUR	(3,724,243)	USD	4,932,685	5/2/12	(34,904)
CITI	BRL	11,902,400	USD	(6,473,973)	5/2/12	(2,904)
CITI	EUR	(5,713,845)	USD	7,539,619	5/2/12	(81,805)
GSC	BRL	17,767,360	USD	(9,637,841)	5/2/12	21,877
GSC	GBP	(3,271,800)	USD	5,178,278	5/2/12	(53,664)
GSC	RUB	155,785,200	USD	(5,287,127)	5/2/12	(1,046)
HSBC	AUD	(15,321,403)	USD	15,948,048	5/2/12	138,211
HSBC	EUR	(453,301)	USD	598,226	5/2/12	(6,411)
HSBC	NOK	(14,080,714)	USD	2,445,800	5/2/12	(23,950)
HSBC	PLN	(15,116,400)	USD	4,750,000	5/2/12	(94,520)
JPMC	BRL	9,318,750	USD	(5,061,787)	5/2/12	4,610
JPMC	EUR	(1,608,035)	USD	2,120,998	5/2/12	(23,883)
JPMC	NOK	(22,329,753)	USD	3,868,298	5/2/12	(48,328)
MSC	AUD	(5,145,903)	USD	5,345,359	5/2/12	35,408
MSC	EUR	(9,422,606)	USD	12,429,519	5/2/12	(138,842)
MSC	JPY	(355,520,790)	USD	4,245,962	5/2/12	(49,858)
MSC	NOK	(3,377,021)	USD	584,942	5/2/12	(7,386)
MSC	RUB	149,545,425	USD	(5,077,081)	5/2/12	(2,727)
						$(861,759)
Futures Contracts

					Unrealized
	Contracts	Notional	Notional		Appreciation
	to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
(750)	U.S. Treasury 10 yr Notes	$ (97,784,834)	$(97,113,281)	6/29/12	$ 671,553
(443)	U.S. Treasury Long Bond	(60,324,688)	(61,037,094)	6/21/12	(712,406)
		$(158,109,522)			$ (40,853)

Swap Contracts
CDS Contracts

						Unrealized
	Swap		Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation		Value	Payments	Date	(Depreciation)
	Protection Purchased:
MSC	Finmeccanica 5yr CDS	USD	840,000	5.00%	3/20/17	$(44,986)
	ITRAXX Europe Subordinate
MSC	Financials 16.1 5 yr CDS	EUR	33,000,000	5.00%	6/20/17	842,856
	Japan
MSC	5 yr CDS	USD	3,800,000	1.00%	9/20/16	(45,250)
MSC	5 yr CDS		5,786,000	1.00%	3/20/17	(120,226)
	Kingdom of Belgium
MSC	5 yr CDS		8,236,000	1.00%	12/20/16	(319,913)
MSC	5 yr CDS		2,485,000	1.00%	3/20/17	(114,493)
	Kingdom of Spain
MSC	5 yr CDS		6,210,000	1.00%	6/20/16	294,393
MSC	5 yr CDS		4,750,000	1.00%	9/20/16	47,873
MSC	5 yr CDS		16,252,000	1.00%	12/20/16	437,139
MSC	5 yr CDS		5,240,000	1.00%	3/20/17	68,295
	Republic of France
MSC	5 yr CDS		12,101,000	0.25%	9/20/16	(134,459)
MSC	5 yr CDS		6,676,000	0.25%	12/20/16	(120,756)
	Republic of Italy
MSC	5 yr CDS		2,485,000	1.00%	3/20/17	(127,315)
Total						$ 663,158

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAML–Bank of America Merrill Lynch
BCLY–Barclays Bank
BRL–Brazilian Real
CAD–Canadian Dollar
CDO–Collateralized Debt Obligation
CDS–Credit Default Swap
CITI–Citibank
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
EUR–European Monetary Unit
FGIC–Insured by Financial Guaranty Insurance Company
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GSC–Goldman Sachs Capital
GSMPS–Goldman Sachs Reperforming Mortgage Securities
HSBC–Hong Kong Shanghai Bank
HUF–Hungarian Forint
IDR–Indonesia Rupiah
JPMC–JPMorgan Chase Bank
JPY–Japanese Yen
MASTR–Mortgage Asset Securitization Transaction, Inc.
MSC–Morgan Stanley Capital
MXN–Mexican Peso
NATL-RE–Insured by National Public Finance Guarantee Corporation
NCUA–National Credit Union Administration
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RUB–Russian Ruble
PLN–Polish Zloty
SEK–Swedish Krona
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
yr–Year
ZAR–South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Bond Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,036,361,663
Aggregate unrealized appreciation	$ 138,956,277
Aggregate unrealized depreciation	(22,336,187)
Net unrealized appreciation	$ 116,620,090

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$ -	$1,038,252,428	$87,944,279	$1,126,196,707
Corporate Debt	-	1,396,694,852	-	1,396,694,852
Foreign Debt	-	203,735,970	-	203,735,970
Municipal Bonds	-	119,602,812	-	119,602,812
U.S. Treasury Obligations	-	461,584,650	-	461,584,650
Short-Term Investments	15,051,752	821,808,983	-	836,860,735
Preferred Stock	2,878,828	5,427,199	-	8,306,027
Option Written	(1,115,156)	-	-	(1,115,156)
Total	$ 16,815,424	$4,047,106,894	$87,944,279	$4,151,866,597

Foreign Currency Exchange Contracts	$ -	$ (861,759)	$ -	$ (861,759)
Futures Contracts	$ (40,853)	$ -	$ -	$ (40,853)
Swap Contracts	$ -	$ 663,158	$ -	$ 663,158

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency, Asset-&
Mortgage-
Backed
Securities
Balance as of 12/31/11	$5,801,279
Purchases	85,938,205
Sales	(66,639)
Net realized gain	741
Transfers out of Level 3	(3,845,367)
Net change in unrealized	116,061
appreciation (depreciation)	$87,944,280
Balance as of 3/31/12

Net change in unrealized
appreciation (depreciation)
from Level 3 investments
still held as of 3/31/12	$ 50,163

During the period ended March 31, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $3,845,367 for the Fund. The transfers was due to the Fund's pricing vendor not being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended March 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended March 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended March 31, 2012 for the Fund were as follows:

	Number of
	Contracts	Premium
Options outstanding at December 31, 2011	371	$ 396,202
Options written	2,013	2,389,317
Options expired	(265)	(172,482)
Options terminated in closing purchase transactions	(1,570)	(1,858,240)
Options outstanding at March 31, 2012	549	$ 754,797

Swap Contracts – The Fund enters CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payments (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2012, net unrealized appreciation of CDS contracts was $663,158. The Fund received securities collateral of $2,524,000 for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of March 31, 2012, the Fund would have received EUR 33,000,000 and USD 74,861,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard and Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2012, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Special Opportunities Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.76%
Aerospace & Defense – 0.40%
Alliant Techsystems	46,500	$2,330,580
		2,330,580
Auto Components – 2.44%
†Borg Warner	90,100	7,599,034
Johnson Controls	200,200	6,502,496
		14,101,530
Beverages – 1.99%
Beam	86,400	5,060,448
Dr. Pepper Snapple Group	160,400	6,449,684
		11,510,132
Capital Markets – 2.82%
Federated Investors Class B	193,300	4,331,853
Northern Trust	83,500	3,962,075
Raymond James Financial	219,550	8,020,162
		16,314,090
Chemicals – 7.63%
Albemarle	213,200	13,627,744
Celanese Class A	211,500	9,767,070
Cytec Industries	237,200	14,419,388
FMC	60,300	6,383,358
		44,197,560
Commercial Banks – 8.45%
Associated Banc-Corp	175,900	2,455,564
BancorpSouth	215,800	2,906,826
Bank of Hawaii	184,500	8,920,575
Comerica	300,700	9,730,652
East West Bancorp	491,400	11,346,425
First Horizon National	633,810	6,578,948
Regions Financial	510,200	3,362,218
Zions Bancorp	168,800	3,622,448
		48,923,656
Commercial Services & Supplies – 0.52%
Brink's	126,000	3,007,620
		3,007,620
Communications Equipment – 0.39%
†Polycom	118,600	2,261,702
		2,261,702
Construction & Engineering – 1.66%
KBR	269,800	9,591,390
		9,591,390
Containers & Packaging – 1.88%
†Crown Holdings	150,500	5,542,915
†Owens-Illinois	229,800	5,363,532
		10,906,447
Diversified Consumer Services – 1.26%
Service International	649,700	7,315,622
		7,315,622
Electric Utilities – 2.27%
Edison International	175,600	7,464,756
PPL	200,300	5,660,478
		13,125,234
Electrical Equipment – 1.87%
Regal-Beloit	165,400	10,841,970
		10,841,970
Electronic Equipment, Instruments & Components – 1.36%
†Avnet	217,100	7,900,269
		7,900,269
Energy Equipment & Services – 2.53%
ENSCO ADR	174,200	9,220,406
†Rowan	165,400	5,446,622
		14,667,028
Food Products – 0.60%
Tyson Food Class A	181,900	3,483,385
		3,483,385
Gas Utilities – 0.35%
Questar	105,500	2,031,930
		2,031,930
Health Care Equipment & Supplies – 0.99%
Becton, Dickinson	74,000	5,746,100
		5,746,100
Health Care Providers & Services – 3.32%
McKesson	138,300	12,138,591
Universal Health Services Class B	169,300	7,095,363
		19,233,954
Hotels, Restaurants & Leisure – 0.55%
Starwood Hotels & Resorts Worldwide	56,000	3,158,960
		3,158,960
Household Durables – 1.69%
D.R. Horton	280,933	4,261,754
Newell Rubbermaid	308,600	5,496,166
		9,757,920
Insurance – 9.56%
American Financial Group	274,650	10,595,997
Berkley (W.R.)	381,850	13,792,421
HCC Insurance Holdings	225,300	7,022,601
Loews	68,100	2,715,147
Reinsurance Group of America	150,600	8,956,182
StanCorp Financial Group	79,700	3,262,918
Torchmark	181,500	9,047,775
		55,393,041
IT Services – 1.37%
†Fiserv	114,600	7,952,094
		7,952,094
Leisure Equipment & Products – 0.84%
Hasbro	132,500	4,865,400
		4,865,400
Life Sciences Tools & Services – 2.15%
Agilent Technologies	144,700	6,440,597
Thermo Fisher Scientific	106,100	5,981,918
		12,422,515
Machinery – 4.59%
Cummins	60,900	7,310,436
Eaton	94,000	4,684,020
Gardner Denver	99,900	6,295,698
Parker Hannifin	97,750	8,264,763
		26,554,917
Media – 0.50%
Meredith	89,500	2,905,170
		2,905,170
Metals & Mining – 2.40%
Cliffs Natural Resources	135,100	9,357,026
Walter Energy	76,700	4,541,407
		13,898,433
Multiline Retail – 4.39%
†Big Lots	170,000	7,313,400
†Dollar Tree	87,500	8,267,875
Macy's	247,700	9,841,121
		25,422,396
Multi-Utilities – 2.51%
Public Service Enterprise Group	213,400	6,532,174
Wisconsin Energy	226,800	7,978,824
		14,510,998
Oil, Gas & Consumable Fuels – 5.92%
†Forest Oil	408,500	4,951,020
†Lone Pine Resources	250,200	1,626,300
†Newfield Exploration	295,600	10,251,408
†Whiting Petroleum	194,000	10,534,200
Williams	188,500	5,807,685
†WPX Energy	62,833	1,131,622
		34,302,235
Pharmaceuticals – 1.33%
†Watson Pharmaceutical	114,900	7,705,194
		7,705,194
Professional Services – 0.73%
Manpower	89,800	4,253,826
		4,253,826
Real Estate Investment Trusts – 3.70%
Boston Properties	53,400	5,606,466
Brandywine Realty Trust	367,500	4,218,900
Highwoods Properties	275,500	9,179,660
Kimco Realty	126,600	2,438,316
		21,443,342
Road & Rail – 2.57%
Canadian National Railway	112,100	8,904,103
CSX	278,500	5,993,320
		14,897,423
Semiconductors & Semiconductor Equipment – 1.02%
†Marvell Technology Group	374,500	5,890,885
		5,890,885
Software – 3.00%
†Adobe Systems	101,900	3,496,189
†Compuware	614,200	5,644,498
†Synopsys	268,400	8,229,144
		17,369,831
Specialty Retail – 5.11%
American Eagle Outfitters	283,200	4,868,208
Gap	344,900	9,015,686
PETsMART	121,100	6,929,342
Staples	266,500	4,311,970
Tiffany & Co	64,700	4,472,711
		29,597,917
Textiles, Apparel & Luxury Goods – 1.43%
VF	56,900	8,306,262
		8,306,262
Tobacco – 1.67%
Reynolds American	233,500	9,676,240
		9,676,240
Total Common Stock (Cost $399,472,868)		577,775,198
	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.16%
≠Discounted Commercial Paper – 0.15%
Abbey National North America 0.14% 4/2/12	$875,000	874,997
		874,997
	Number of
	Shares
Money Market Mutual Fund – 0.01%
Dreyfus Treasury & Agency Cash Management Fund	40,599	40,599
		40,599
Total Short-Term Investments (Cost $915,596)		915,596

Total Value of Securities – 99.92%
(Cost $400,388,464)		578,690,794
«Receivables and Other Assets Net of Liabilities – 0.08%		473,906
Net Assets Applicable to 15,162,866 Shares Outstanding – 100.00%		$579,164,700

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
«Includes foreign currency valued at $35,820 with a cost of $35,843.

The following foreign currency exchange contract was outstanding at March 31, 2012:1

Foreign Currency Exchange Contract

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
MNB	CAD (35,732)	USD 35,735	4/2/12	$(82)

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
CAD – Canadian Dollar
MNB – Mellon National Bank
USD – United States Dollar
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$400,407,538
Aggregate unrealized appreciation	$214,020,242
Aggregate unrealized depreciation	(35,736,986)
Net unrealized appreciation	$178,283,256

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$577,775,198	$ -	$577,775,198
Short-Term Investments	40,599	874,997	915,596
Total	$577,815,797	$874,997	$578,690,794

Foreign Currency Exchange Contract	$ -	$ (82)	$ (82)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Wells Fargo Intrinsic Value Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.59%
Aerospace & Defense – 5.79%
Boeing	129,000	$9,593,730
†Huntington Ingalls Industries	92,000	3,702,080
Northrop Grumman	152,000	9,284,160
		22,579,970
Air Freight & Logistics – 2.07%
United Parcel Service Class B	100,000	8,072,000
		8,072,000
Beverages – 4.87%
Diageo ADR	108,000	10,422,000
PepsiCo	129,000	8,559,150
		18,981,150
Capital Markets – 7.05%
Franklin Resources	72,000	8,930,160
Northern Trust	213,000	10,106,850
Schwab (Charles)	588,000	8,449,560
		27,486,570
Chemicals – 2.20%
Dow Chemical	248,000	8,590,720
		8,590,720
Commercial Banks – 6.24%
M&T Bank	99,000	8,601,120
SunTrust Banks	288,000	6,960,960
Zions Bancorp	410,000	8,798,600
		24,360,680
Communications Equipment – 2.55%
QUALCOMM	146,000	9,930,920
		9,930,920
Computers & Peripherals – 6.17%
†Apple	19,000	11,389,930
†EMC	424,000	12,669,120
		24,059,050
Diversified Financial Services – 2.57%
JPMorgan Chase	218,000	10,023,640
		10,023,640
Electric Utilities – 2.49%
NextEra Energy	159,000	9,711,720
		9,711,720
Energy Equipment & Services – 1.56%
Schlumberger	87,000	6,083,910
		6,083,910
Food & Staples Retailing – 1.45%
Safeway	279,000	5,638,590
		5,638,590
Food Products – 6.67%
Heinz (H.J.)	152,000	8,139,600
Hershey	167,000	10,242,110
Unilever	225,000	7,656,750
		26,038,460
Gas Utilities – 1.32%
Questar	267,000	5,142,420
		5,142,420
Health Care Equipment & Supplies – 2.31%
Baxter International	151,000	9,026,780
		9,026,780
Health Care Providers & Services – 1.88%
CIGNA	149,000	7,338,250
		7,338,250
Internet Software & Services – 2.79%
†eBay	295,000	10,882,550
		10,882,550
IT Services – 2.95%
International Business Machines	55,200	11,517,480
		11,517,480
Machinery – 4.20%
Deere	103,000	8,332,700
SPX	104,000	8,063,120
		16,395,820
Media – 2.59%
Time Warner	268,000	10,117,000
		10,117,000
Multiline Retail – 2.23%
Nordstrom	156,000	8,692,320
		8,692,320
Oil, Gas & Consumable Fuels – 4.51%
Hess	185,000	10,905,750
QEP Resources	219,000	6,679,500
		17,585,250
Pharmaceuticals – 6.64%
Abbott Laboratories	190,000	11,645,100
†Hospira	168,000	6,281,520
Lilly (Eli)	198,500	7,993,595
		25,920,215
Semiconductors & Semiconductor Equipment – 1.93%
Texas Instruments	224,000	7,528,640
		7,528,640
Software – 5.41%
Intuit	181,000	10,883,530
Oracle	350,000	10,206,000
		21,089,530
Specialty Retail – 3.24%
Home Depot	251,000	12,627,810
		12,627,810
Wireless Telecommunication Services – 1.91%
Vodafone Group ADR	269,000	7,443,230
		7,443,230
Total Common Stock (Cost $280,609,890)		372,864,675

Short-Term Investment – 5.71%
Money Market Mutual Fund – 5.71%
Dreyfus Treasury & Agency Cash Management Fund	22,276,966	22,276,966
Total Short-Term Investment (Cost $22,276,966)		22,276,966
Total Value of Securities – 101.30%
(Cost $302,886,856)		395,141,641
Liabilities Net of Receivables and Other Assets – (1.30%)		(5,078,240)
Net Assets Applicable to 26,665,411 Shares Outstanding – 100.00%		$390,063,401

†Non income producing security.
ADR – American Depositary Receipt
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wells Fargo Intrinsic Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value.  Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.  Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$304,031,117
Aggregate unrealized appreciation	$94,244,856
Aggregate unrealized depreciation	(3,134,332)
Net unrealized appreciation	$ 91,110,524

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $125,435,497 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire as follows: $44,742,251 expires in 2016 and $80,693,246 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund.  The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Common Stock	$372,864,675
Short-Term Investment	22,276,966
Total	$395,141,641

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.44%
Aerospace & Defense – 0.79%
Empresa Brasileira de Aeronautica ADR	29,000	$927,420
†Spirit AeroSystems Holdings Class A	29,600	724,016
†TransDigm Group	6,600	764,016
		2,415,452
Air Freight & Logistics – 1.20%
Expeditors International Washington	37,200	1,730,172
Robinson (C.H.) Worldwide	29,500	1,931,955
		3,662,127
Airlines – 0.87%
Copa Holdings Class A	16,700	1,322,640
SkyWest	36,400	402,220
Southwest Airlines	112,300	925,352
		2,650,212
Auto Components – 0.93%
Gentex	54,500	1,335,250
†TRW Automotive Holdings	32,500	1,509,625
		2,844,875
Beverages – 1.12%
Beam	13,600	796,552
Brown-Forman Class B	13,475	1,123,680
Dr Pepper Snapple Group	37,900	1,523,959
		3,444,191
Biotechnology – 3.35%
†Alexion Pharmaceuticals	23,500	2,182,210
†Alkermes	33,100	614,005
†Ariad Pharmaceuticals	40,700	649,165
†BioMarin Pharmaceuticals	21,800	746,650
†Cubist Pharmaceuticals	13,500	583,875
†Dendreon	28,900	307,930
†Human Genome Sciences	75,400	621,296
†Incyte	70,500	1,360,650
†Myriad Genetics	21,900	518,154
†Regeneron Pharmaceuticals	15,900	1,854,258
†Vertex Pharmaceuticals	20,200	828,402
		10,266,595
Building Products – 0.21%
†Fortune Brands Home & Security	28,500	628,995
		628,995
Capital Markets – 1.07%
Invesco	22,400	597,408
Lazard Class A	42,300	1,208,088
Northern Trust	11,600	550,420
TD Ameritrade Holding	46,400	915,936
		3,271,852
Chemicals – 3.18%
Air Products & Chemicals	6,600	605,880
Albemarle	9,400	600,848
CF Industries Holdings	8,000	1,461,200
PPG Industries	12,700	1,216,660
†Rockwood Holdings	33,700	1,757,455
Sherwin-Williams	21,800	2,369,006
Sigma-Aldrich	7,000	511,420
Sociedad Quimica y Minera de Chile ADR	20,700	1,214,469
		9,736,938
Commercial Banks – 0.82%
Fifth Third Bancorp	39,900	560,595
First Horizon National	46,967	487,517
†SVB Financial Group	9,200	591,928
TCF Financial	37,200	442,308
Zions Bancorp	20,400	437,784
		2,520,132
Commercial Services & Supplies – 1.15%
†Clean Harbors	14,900	1,003,217
†Copart	20,000	521,400
Ritchie Brothers Auctioneers	16,600	394,416
†Stericycle	5,200	434,928
Waste Connections	36,350	1,182,466
		3,536,427
Communications Equipment – 1.78%
†Acme Packet	22,000	605,440
†Aruba Networks	52,000	1,158,560
†Ciena	33,400	540,746
†F5 Networks	7,000	944,720
†JDS Uniphase	62,100	899,829
†Juniper Networks	35,400	809,952
†Riverbed Technology	17,900	502,632
		5,461,879
Computers & Peripherals – 0.38%
†NetApp	12,400	555,148
†SanDisk	12,300	609,957
		1,165,105
Construction & Engineering – 0.75%
Fluor	30,600	1,837,224
†Quanta Services	21,800	455,620
		2,292,844
Construction Materials – 0.17%
Vulcan Materials	12,500	534,125
		534,125
Consumer Finance – 0.20%
†Green Dot Class A	23,300	617,916
		617,916
Containers & Packaging – 0.47%
Ball	33,500	1,436,480
		1,436,480
Diversified Consumer Services – 1.48%
†New Oriental Education & Technology Group ADR	36,500	1,002,290
Sotheby's	41,600	1,636,544
Strayer Education	9,400	886,232
Weight Watchers International	13,200	1,018,908
		4,543,974
Diversified Financial Services – 2.18%
CBOE Holdings	51,000	1,449,420
†IntercontinentalExchange	15,900	2,184,978
Moody's	42,200	1,776,620
†MSCI Class A	34,000	1,251,540
		6,662,558
Electrical Equipment – 2.83%
AMETEK	23,150	1,123,007
†Babcock & Wilcox	53,200	1,369,900
Cooper Industries	34,700	2,219,065
†General Cable	14,500	421,660
Hubbell Class B	14,800	1,162,984
†II-VI	20,600	487,190
Roper Industries	18,800	1,864,208
		8,648,014
Electronic Equipment, Instruments & Components – 1.66%
Amphenol Class A	24,000	1,434,480
†Itron	7,100	322,411
Jabil Circuit	29,000	728,480
National Instruments	16,775	478,423
†Trimble Navigation	38,900	2,116,938
		5,080,732
Energy Equipment & Services – 3.81%
†Cameron International	33,900	1,790,937
Core Laboratories	11,800	1,552,526
Diamond Offshore Drilling	11,100	740,925
†Dresser-Rand Group	13,800	640,182
†Dril-Quip	7,500	487,650
†FMC Technologies	37,700	1,900,834
Lufkin Industries	11,800	951,670
†McDermott International	76,300	977,403
†Nabors Industries	44,600	780,054
Oceaneering International	34,200	1,843,038
		11,665,219
Food & Staples Retailing – 0.57%
Whole Foods Market	21,100	1,755,520
		1,755,520
Food Products – 1.89%
Campbell Soup	18,200	616,070
Flowers Foods	54,500	1,110,165
Hershey	18,100	1,110,073
McCormick	25,500	1,387,965
Mead Johnson Nutrition	9,300	767,064
Smucker (J.M.)	9,600	781,056
		5,772,393
Health Care Equipment & Supplies – 1.92%
Bard (C.R.)	18,800	1,855,936
DENTSPLY International	29,800	1,195,874
†Edwards Lifesciences	7,300	530,929
†IDEXX Laboratories	9,100	795,795
†Intuitive Surgical	1,100	595,925
†Thoratec	12,300	414,633
†Varian Medical Systems	7,100	489,616
		5,878,708
Health Care Providers & Services – 5.09%
†AMERIGROUP	17,800	1,197,584
AmerisourceBergen	63,700	2,527,616
†Catalyst Health Solutions	21,900	1,395,687
CIGNA	13,800	679,650
†Community Health Systems	23,800	529,312
†DaVita	19,000	1,713,230
Humana	8,600	795,328
†Laboratory Corporation America Holdings	17,800	1,629,412
†Mednax	15,300	1,137,861
Quest Diagnostics	29,500	1,803,925
†Schein (Henry)	17,300	1,309,264
Universal Health Services Class B	20,300	850,773
		15,569,642
Health Care Technology – 1.36%
†Allscripts Healthcare Solutions	64,400	1,069,040
†Cerner	16,500	1,256,640
†SXC Health Solutions	24,500	1,836,520
		4,162,200
Hotels, Restaurants & Leisure – 4.28%
†Chipotle Mexican Grill	2,800	1,170,400
Choice Hotels International	27,000	1,008,180
†Ctrip.com International ADR	20,700	447,948
†Hyatt Hotels Class A	13,600	580,992
Marriott International Class A	62,157	2,352,642
†Panera Bread Class A	8,100	1,303,452
Royal Caribbean Cruises	30,600	900,558
Starwood Hotels & Resorts Worldwide	38,500	2,171,785
Tim Hortons	31,200	1,670,448
Wynn Resorts	12,000	1,498,560
		13,104,965
Household Durables – 0.21%
†Toll Brothers	26,400	633,336
		633,336
Household Products – 0.67%
Church & Dwight	32,700	1,608,513
Clorox	6,300	433,125
		2,041,638
Independent Power Producers & Energy Traders – 0.41%
†Calpine	73,500	1,264,935
		1,264,935
Insurance – 1.70%
†Arch Capital Group	19,300	718,732
AXIS Capital Holdings	13,700	454,429
Berkley (W.R.)	12,500	451,500
Brown & Brown	41,500	986,870
HCC Insurance Holdings	14,300	445,731
Principal Financial Group	16,400	483,964
RenaissanceRe Holdings	8,200	620,986
Willis Group Holdings	29,700	1,038,906
		5,201,118
Internet & Catalog Retail – 1.42%
†Groupon	7,600	139,688
@=†Groupon Class A	90,832	1,586,018
†Liberty Interactive Class A	88,200	1,683,738
†NetFlix	8,200	943,328
		4,352,772
Internet Software & Services – 0.75%
†Equinix	3,800	598,310
†Rackspace Hosting	10,400	601,016
†Sina	16,800	1,092,000
		2,291,326
IT Services – 2.28%
†Gartner	37,200	1,586,208
†Genpact	29,800	485,740
Paychex	18,800	582,612
†Teradata	24,100	1,642,415
†Vantiv	62,500	1,226,875
Western Union	82,900	1,459,040
		6,982,890
Leisure Equipment & Products – 0.73%
Mattel	66,100	2,224,926
		2,224,926
Life Sciences Tools & Services – 1.07%
†Bruker	33,700	515,947
†Covance	11,300	538,219
†Life Technologies	9,700	473,554
†Mettler-Toledo International	6,400	1,182,400
†Waters	6,000	555,960
		3,266,080
Machinery – 3.56%
CLARCOR	9,100	446,719
Cummins	5,100	612,204
Donaldson	24,400	871,812
Flowserve	4,700	542,897
Graco	12,900	684,474
IDEX	11,325	477,122
Joy Global	16,600	1,220,100
PACCAR	11,000	515,130
Pall	23,100	1,377,453
†Rexnord	1,600	33,760
†Terex	20,800	468,000
Valmont Industries	13,200	1,549,812
†WABCO Holdings	17,400	1,052,352
Wabtec	13,700	1,032,569
		10,884,404
Media – 3.55%
†Central European Media Enterprises	36,400	258,440
†Charter Communications Class A	16,500	1,046,925
CTC Media	46,100	536,143
†Discovery Communications Class C	55,300	2,592,464
†Madison Square Garden Class A	30,500	1,043,100
McGraw-Hill	46,400	2,249,008
Omnicom Group	55,400	2,806,010
†Pandora Media	33,500	342,035
		10,874,125
Metals & Mining – 3.10%
Agnico-Eagle Mines	6,100	203,618
Carpenter Technology	17,300	903,579
Cliffs Natural Resources	17,000	1,177,420
Compass Minerals International	32,900	2,360,246
Eldorado Gold	86,400	1,187,136
HudBay Minerals	52,700	577,592
†Osisko Mining	75,200	870,816
†Stillwater Mining	31,000	391,840
Ternium ADR	25,700	608,576
United States Steel	11,300	331,881
Walter Energy	14,700	870,387
		9,483,091
Multiline Retail – 1.53%
†Dollar General	33,800	1,561,560
†Dollar Tree	15,750	1,488,218
Kohl's	32,700	1,635,981
		4,685,759
Office Electronics – 0.16%
†Zebra Technologies	11,750	483,865
		483,865
Oil, Gas & Consumable Fuels – 3.58%
Cimarex Energy	10,900	822,623
†Concho Resources	19,600	2,000,768
†Continental Resources	11,700	1,004,094
EQT	23,300	1,123,293
†Kosmos Energy	30,900	409,116
Peabody Energy	55,000	1,592,800
QEP Resources	27,700	844,850
Range Resources	30,500	1,773,270
SM Energy	14,300	1,012,011
†Southwestern Energy	12,700	388,620
		10,971,445
Personal Products – 0.30%
Avon Products	46,700	904,112
		904,112
Pharmaceuticals – 0.64%
†Hospira	25,100	938,489
†Valeant Pharmaceuticals International	19,100	1,025,479
		1,963,968
Professional Services – 1.64%
Dun & Bradstreet	6,800	576,164
†IHS Class A	10,200	955,230
Manpower	33,100	1,567,947
Robert Half International	29,100	881,730
†Verisk Analytics Class A	22,100	1,038,037
		5,019,108
Real Estate Management & Development – 0.92%
†Forest City Enterprises Class A	48,100	753,246
Jones Lang LaSalle	24,900	2,074,419
		2,827,665
Road & Rail – 1.55%
†Hertz Global Holdings	43,500	654,240
Hunt (J.B.) Transport Services	17,600	956,912
†Kansas City Southern	27,500	1,971,475
Landstar System	20,300	1,171,716
		4,754,343
Semiconductors & Semiconductor Equipment – 6.61%
Altera	53,900	2,146,298
Analog Devices	45,400	1,834,160
ARM Holdings ADR	50,300	1,422,987
†Atmel	176,600	1,741,276
Intersil Class A	37,400	418,880
KLA-Tencor	11,100	604,062
†Lam Research	38,600	1,722,332
Linear Technology	51,000	1,718,700
†Marvell Technology Group	75,300	1,184,469
Microchip Technology	27,400	1,019,280
†NVIDIA	107,300	1,651,347
†ON Semiconductor	71,600	645,116
†Silicon Laboratories	28,400	1,221,200
†Skyworks Solutions	37,200	1,028,580
Xilinx	51,100	1,861,573
		20,220,260
Software – 7.25%
†ANSYS	21,000	1,365,420
†Ariba	34,300	1,121,953
†Autodesk	46,100	1,950,952
†Check Point Software Technologies	17,100	1,091,664
†Citrix Systems	11,600	915,356
†CommVault Systems	11,500	570,860
†Concur Technologies	23,800	1,365,644
FactSet Research Systems	4,650	460,536
†Fortinet	33,300	920,745
†Informatica	23,600	1,248,440
Intuit	30,400	1,827,952
†MICROS Systems	13,400	740,886
†Nuance Communications	100,900	2,581,021
†Red Hat	38,300	2,293,787
†Rovi	24,600	800,730
†salesforce.com	5,300	818,903
Solera Holdings	8,700	399,243
†TIBCO Software	56,700	1,729,350
		22,203,442
Specialty Retail – 5.77%
†AutoZone	3,900	1,450,020
†Bed Bath & Beyond	26,900	1,769,213
†CarMax	64,000	2,217,600
Chico's	30,800	465,080
Dick's Sporting Goods	19,600	942,368
Gap	25,400	663,956
Guess	15,200	475,000
Men's Wearhouse	13,750	533,088
†O'Reilly Automotive	21,700	1,982,295
PETsMART	20,300	1,161,566
Ross Stores	47,300	2,748,130
Tiffany	19,900	1,375,687
Tractor Supply	8,600	778,816
†Urban Outfitters	17,300	503,603
Williams-Sonoma	15,600	584,688
		17,651,110
Textiles, Apparel & Luxury Goods – 1.60%
†Deckers Outdoor	13,100	825,955
†Fossil	11,500	1,517,770
@=†Michael Kors	57,661	2,552,142
		4,895,867
Thrift & Mortgage Finance – 0.14%
BankUnited	17,200	430,000
		430,000
Tobacco – 0.20%
Lorillard	4,700	608,556
		608,556
Trading Companies & Distributors – 0.99%
Fastenal	24,000	1,298,400
Grainger (W.W.)	8,100	1,739,961
		3,038,361
Wireless Telecommunication Services – 1.60%
†Crown Castle International	51,300	2,736,342
†NII Holdings	19,000	347,890
†SBA Communications Class A	35,800	1,818,998
		4,903,230
Total Common Stock (Cost $210,913,555)		304,391,802
Convertible Preferred Stock – 0.14%
@=†Halcon Resources	5	444,659
Total Convertible Preferred Stock (Cost $449,100)		444,659
Preferred Stock – 0.28%
@=†Coupons Series B	128,966	708,455
@=†Workday Series F	11,677	154,837
Total Preferred Stock (Cost $863,292)		863,292
Total Value of Securities – 99.86%
(Cost $212,225,947)		305,699,753
«Receivables and Other Assets Net of Liabilities – 0.14%		418,193
Net Assets Applicable to 19,217,020 Shares Outstanding – 100.00%		$306,117,946

†Non income producing security.
@Illiquid security. At March, 2012, the aggregate value of illiquid securities was $5,446,111, which represented 1.78% of the Fund’s net assets. See Note 3 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $5,446,111, which represented 1.78% of the Fund’s net assets. See Note 1 in "Notes."
«Includes foreign currency valued at $14,063 with a cost of $14,133.

Summary of Abbreviations:
ADR – American Depositary Receipt
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$213,676,437
Aggregate unrealized appreciation	$ 102,169,975
Aggregate unrealized depreciation	(10,146,659)
Net unrealized appreciation	$ 92,023,316

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 3	Total
Common Stock	$300,253,642	$4,138,160	$304,391,802
Corporate Debt	-	863,292	863,292
Preferred Stock	-	444,659	444,659
Total	$300,253,642	$5,446,111	$305,699,753

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred	Common	Corporate
	Stock	Stock	Debt	Total
Balance as of 12/31/11	$863,292	$3,272,950	$-	$4,136,242
Purchases	-	-	449,100	449,100
Net change in unrealized appreciation (depreciation)	-	865,210	(4,441)	860,769
Balance as of 3/31/12	$863,292	$4,138,160	$444,659	$5,446,111

Net change in unrealized appreciation (depreciation)
From Level 3 investments still held as of 3/31/12	$ -	$ 865,210	$(4,441)	$ 860,769

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities.  Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Janus Capital Appreciation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.21%
Aerospace & Defense – 2.09%
Precision Castparts	44,950	$7,771,855
		7,771,855
Air Freight & Logistics – 2.02%
Expeditors International of Washington	61,090	2,841,296
Robinson (C.H.) Worldwide	71,405	4,676,313
		7,517,609
Beverages – 4.43%
Anheuser-Busch InBev	100,272	7,325,607
Pernod-Ricard	47,388	4,954,802
SABMiller	104,100	4,178,386
		16,458,795
Biotechnology – 4.33%
†Celgene	154,690	11,991,569
†Regeneron Pharmaceuticals	6,835	797,098
†Vertex Pharmaceuticals	81,140	3,327,551
		16,116,218
Capital Markets – 1.07%
T. Rowe Price Group	61,090	3,989,177
		3,989,177
Chemicals – 1.48%
Praxair	48,040	5,507,306
		5,507,306
Commercial Banks – 1.20%
Banco do Brasil	111,600	1,585,073
Standard Chartered	113,134	2,822,854
		4,407,927
Computers & Peripherals – 11.36%
†Apple	54,400	32,611,087
†EMC	322,985	9,650,792
		42,261,879
Containers & Packaging – 1.54%
Ball	133,840	5,739,059
		5,739,059
Electrical Equipment – 1.84%
†Sensata Technologies Holding	204,180	6,835,946
		6,835,946
Electronic Equipment, Instruments & Components – 3.46%
Amphenol Class A	85,730	5,124,082
TE Connectivity	211,206	7,761,821
		12,885,903
Energy Equipment & Services – 3.31%
†Dresser-Rand Group	82,730	3,837,845
Helmerich & Payne	65,740	3,546,673
National Oilwell Varco	28,695	2,280,392
Schlumberger	37,580	2,627,969
		12,292,879
Food & Staples Retailing – 2.10%
Costco Wholesale	86,100	7,817,880
		7,817,880
Health Care Equipment & Supplies – 2.13%
Covidien	106,135	5,803,462
†Varian Medical Systems	30,665	2,114,658
		7,918,120
Health Care Providers & Services – 2.53%
AmerisourceBergen	68,615	2,722,643
†DaVita	9,235	832,720
Express Scripts	107,800	5,840,604
		9,395,967
Hotels, Restaurants & Leisure – 1.04%
McDonald's	18,675	1,832,018
Starbucks	36,255	2,026,291
		3,858,309
Household Products – 1.75%
Colgate-Palmolive	39,145	3,827,598
Reckitt Benckiser Group	47,523	2,685,457
		6,513,055
Industrial Conglomerates – 0.59%
Tyco International	39,020	2,192,144
		2,192,144
Insurance – 1.01%
Prudential	313,834	3,752,164
		3,752,164
Internet & Catalog Retail – 1.20%
†Amazon.com	22,065	4,468,383
		4,468,383
Internet Software & Services – 3.12%
†eBay	314,910	11,617,030
		11,617,030
IT Services – 3.25%
†Amdocs	218,885	6,912,388
Mastercard Class A	5,115	2,151,062
†Teradata	44,540	3,035,401
		12,098,851
Leisure Equipment & Products – 1.05%
Mattel	116,512	3,921,794
		3,921,794
Machinery – 2.70%
Danaher	91,320	5,113,920
FANUC	27,800	4,929,685
		10,043,605
Media – 4.11%
CBS Class B	190,760	6,468,672
Disney (Walt)	89,880	3,934,946
Time Warner Cable	59,805	4,874,108
		15,277,726
Multiline Retail – 3.28%
Nordstrom	128,260	7,146,647
Penney (J.C.)	142,265	5,040,449
		12,187,096
Oil, Gas & Consumable Fuels – 5.85%
Apache	33,865	3,401,401
Canadian Natural Resources	50,320	1,669,618
EOG Resources	45,400	5,043,939
Kinder Morgan	55,135	2,130,968
Noble Energy	17,585	1,719,461
Occidental Petroleum	41,220	3,925,380
†OGX Petroleo e Gas Participacoes	249,700	2,068,011
Petroleo Brasileiro ADR	67,960	1,805,018
		21,763,796
Pharmaceuticals – 2.15%
Perrigo	39,975	4,129,818
†Valeant Pharmaceuticals International	71,915	3,861,116
		7,990,934
Professional Services – 0.63%
†Verisk Analytics Class A	50,244	2,359,961
		2,359,961
Real Estate Investment Trusts – 0.20%
Ventas	13,040	744,584
		744,584
Road & Rail – 0.50%
Canadian Pacific Railway	9,470	719,247
Union Pacific	10,555	1,134,451
		1,853,698
Semiconductors & Semiconductor Equipment – 3.02%
†Atmel	305,198	3,009,252
†ON Semiconductor	493,236	4,444,056
Taiwan Semiconductor Manufacturing	1,313,507	3,779,332
		11,232,640
Software – 6.35%
†ANSYS	14,629	951,178
†Autodesk	103,695	4,388,372
Microsoft	220,265	7,103,546
Oracle	323,303	9,427,515
†Zynga Class A	133,984	1,761,890
		23,632,501
Specialty Retail – 3.03%
†AutoZone	5,000	1,859,000
Limited Brands	195,855	9,401,040
		11,260,040
Textiles, Apparel & Luxury Goods – 3.18%
Cie Financiere Richemont	52,837	3,312,921
NIKE Class B	46,736	5,068,052
†Prada	529,700	3,444,660
		11,825,633
Tobacco – 0.96%
Philip Morris International	40,490	3,587,819
		3,587,819
Trading Companies & Distributors – 0.41%
Fastenal	28,398	1,536,332
		1,536,332
Wireless Telecommunication Services – 0.94%
†Crown Castle International	65,490	3,493,237
		3,493,237
Total Common Stock (Cost $262,431,055)		354,127,852
	Principal
	Amount
	(U.S. $)
Short-Term Investments – 4.98%
≠Discounted Commercial Paper – 1.13%
Nieuw Amsterdam Receivables 0.10% 4/2/12	$4,200,000	4,199,940
		4,199,940
	Number of
	Shares

Money Market Mutual Fund – 3.85%
Dreyfus Treasury & Agency Cash Management Fund	14,310,022	14,310,022
		14,310,022
Total Short-Term Investments (Cost $18,510,010)		18,509,962
Total Value of Securities – 100.19%
(Cost $280,941,065)		372,637,814
êLiabilities Net of Receivables and Other Assets – (0.19%)		(716,934)
Net Assets Applicable to 15,830,948 Shares Outstanding – 100.00%		$371,920,880

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
êIncludes foreign currency valued at $49 with a cost of $49.

The following foreign currency exchange contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

				Unrealized
	Contracts to	In Exchange	Settlement	Appreciation
Counterparty	Receive (Deliver)	For	Date	(Depreciation)
CSFB	EUR (780,000)	USD 1,035,083	5/17/12	(5,411)
CSFB	GBP (1,590,000)	USD 2,523,712	5/17/12	(18,555)
CSFB	JPY (121,000,000)	USD 1,470,070	5/17/12	7,815
HSBC	EUR (700,000)	USD 925,694	4/5/12	(7,886)
HSBC	GBP (1,395,000)	USD 2,200,138	4/5/12	(31,008)
HSBC	JPY (128,600,000)	USD 1,574,196	4/5/12	20,687
JPMC	EUR (2,975,000)	USD 3,916,141	5/24/12	(52,570)
JPMC	GBP (1,615,000)	USD 2,549,084	5/24/12	(33,011)
JPMC	JPY (25,000,000)	USD 302,290	5/24/12	153
RBS	EUR (2,450,000)	USD 3,235,225	5/10/12	(32,863)
RBS	GBP (1,670,000)	USD 2,652,227	5/10/12	(18,102)
RBS	JPY (130,000,000)	USD 1,560,156	5/10/12	(10,766)
				$(181,517)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
CSFB – Credit Suisse First Boston
EUR – European Monetary Unit
GBP – British Pound Sterling
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
RBS – Royal Bank of Scotland
USD – United States Dollar
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Janus Capital Appreciation Fund (Fund).

Security Valuation – Equity securities except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$281,588,567
Aggregate unrealized appreciation	$ 96,153,038
Aggregate unrealized depreciation	(5,103,791)
Net unrealized appreciation	$ 91,049,247

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $83,631,375 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $9,970,280 expires in 2016 and $73,661,095 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Common Stock	Level 1	Level 2	Total
Short-Term Investments	$354,127,852	$-	$354,127,852
Total	14,310,022	4,199,940	18,509,962
	$368,437,874	$4,199,940	$372,637,814

Foreign Currency Exchange Contracts	$ -	$ (181,517)	$ (181,517)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Aggressive Allocation Fund

March 31, 2012

		Number of	Value
		Shares	(U.S. $)
Common Stock – 66.28%
U.S. Markets – 40.60%
Aerospace & Defense – 1.38%
†Ducommun		1,690	$20,111
†Esterline Technologies		2,670	190,798
Honeywell International		5,480	334,554
†KEYW Holding		6,030	46,733
Lockheed Martin		2,160	194,098
Northrop Grumman		17,400	1,062,792
Raytheon		21,700	1,145,325
Rockwell Collins		1,520	87,491
Triumph Group		3,710	232,469
United Technologies		5,570	461,976
			3,776,347
Air Freight & Logistics – 0.41%
Expeditors International of Washington		16,800	781,368
FedEx		1,840	169,206
†Hub Group Class A		4,720	170,062
			1,120,636
Auto Components – 0.07%
Cooper Tire & Rubber		4,900	74,578
†Tenneco		3,490	129,654
			204,232
Automobiles – 0.12%
Ford Motor		27,480	343,225
			343,225
Beverages – 0.26%
Coca-Cola		3,180	235,352
PepsiCo		7,140	473,739
			709,091
Biotechnology – 0.44%
†Acorda Therapeutics		3,700	98,235
†Celgene		3,670	284,498
†Gilead Sciences		6,020	294,076
†Incyte		6,700	129,310
†ONYX Pharmaceuticals		4,260	160,517
†Spectrum Pharmaceuticals		8,320	105,082
†Vertex Pharmaceuticals		3,490	143,125
			1,214,843
Building Products – 0.04%
AAON		5,555	112,155
			112,155
Capital Markets – 0.73%
Ameriprise Financial		3,690	210,810
Bank of New York Mellon		48,320	1,165,961
BlackRock		1,490	305,301
†Piper Jaffray		3,390	90,242
State Street		5,130	233,415
			2,005,729
Chemicals – 0.79%
Celanese Class A		4,870	224,897
duPont (E.I.) deNemours		26,290	1,390,740
Eastman Chemical		3,760	194,354
†Ferro		14,540	86,368
Innophos Holdings		2,030	101,744
Koppers Holdings		1,960	75,578
†TPC Group		1,960	86,652
			2,160,333
Commercial Banks – 0.63%
†BBCN Bancorp		6,910	76,908
Cardinal Financial		8,080	91,304
City Holding		2,480	86,106
Home Bancshares		3,560	94,732
Independent Bank		3,680	105,726
Park National		1,770	122,431
Prosperity Bancshares		2,600	119,080
Susquehanna Bancshares		12,650	124,982
†Texas Capital Bancshares		3,030	104,899
Trustmark		3,980	99,420
Webster Financial		5,760	130,579
Wells Fargo		16,660	568,772
			1,724,939
Commercial Services & Supplies – 0.59%
McGrath RentCorp		2,240	71,926
Republic Services		3,620	110,627
†Tetra Tech		3,920	103,331
United Stationers		4,520	140,256
US Ecology		4,790	104,135
Waste Management		30,900	1,080,264
			1,610,539
Communications Equipment – 2.12%
Adtran		4,090	127,567
Cisco Systems		56,810	1,201,532
Motorola Solutions		21,828	1,109,517
†NETGEAR		2,390	91,298
Plantronics		3,210	129,235
†Polycom		28,700	547,309
QUALCOMM		36,650	2,492,933
†ViaSat		2,120	102,205
			5,801,596
Computers & Peripherals – 1.85%
†Apple		7,585	4,546,980
†EMC		15,440	461,347
†Synaptics		2,010	73,385
			5,081,712
Construction & Engineering – 0.21%
Fluor		3,410	204,737
Granite Construction		2,570	73,862
†MYR Group		5,540	98,944
†Tutor Perini		3,630	56,555
URS		3,150	133,938
			568,036
Consumer Finance – 0.09%
Capital One Financial		4,410	245,813
			245,813
Containers & Packaging – 0.13%
Boise		12,380	101,640
†Owens-Illinois		5,670	132,338
Silgan Holdings		3,050	134,810
			368,788
Diversified Consumer Services – 0.33%
†Apollo Group Class A		23,300	900,312
			900,312
Diversified Financial Services – 1.16%
CME Group		3,725	1,077,754
†IntercontinentalExchange		10,950	1,504,750
JPMorgan Chase		13,180	606,016
			3,188,520
Diversified Telecommunication Services – 1.00%
AT&T		52,267	1,632,297
Atlantic Tele-Network		1,770	64,357
Verizon Communications		27,243	1,041,500
			2,738,154
Electric Utilities – 0.47%
Cleco		3,320	131,638
Edison International		25,000	1,062,750
UIL Holdings		2,460	85,510
			1,279,898
Electrical Equipment – 0.09%
Acuity Brands		2,130	133,828
Roper Industries		1,020	101,143
			234,971
Electronic Equipment, Instruments & Components – 0.14%
†Anixter International		2,130	154,489
†FARO Technologies		2,580	150,491
†Rofin-Sinar Technologies		2,670	70,408
			375,388
Energy Equipment & Services – 0.41%
Baker Hughes		1,890	79,267
Bristow Group		2,880	137,462
†Key Energy Services		5,020	77,559
Lufkin Industries		1,430	115,330
National Oilwell Varco		1,020	81,059
†Pioneer Drilling		12,960	114,048
†RigNet		5,210	91,331
Schlumberger		6,130	428,671
			1,124,727
Food & Staples Retailing – 1.28%
Casey's General Stores		3,250	180,245
CVS Caremark		33,048	1,480,550
†Fresh Market		2,170	104,052
Safeway		48,500	980,185
†Susser Holdings		6,240	160,181
Walgreen		18,300	612,867
			3,518,080
Food Products – 1.12%
Archer-Daniels-Midland		52,944	1,676,207
General Mills		6,640	261,948
J&J Snack Foods		2,350	123,281
Kraft Foods		26,800	1,018,668
			3,080,104
Gas Utilities – 0.05%
AGL Resources		3,740	146,683
			146,683
Health Care Equipment & Supplies – 0.69%
†Align Technology		6,070	167,229
Baxter International		18,000	1,076,041
Conmed		3,620	108,129
†CryoLife		10,140	53,438
†Haemonetics		1,780	124,030
†Merit Medical Systems		8,520	105,818
†Quidel		6,830	125,467
West Pharmaceutical Services		2,810	119,509
			1,879,661
Health Care Providers & Services – 1.24%
†Air Methods		1,610	140,473
AmerisourceBergen		4,140	164,275
Cardinal Health		24,500	1,056,195
†Catalyst Health Solutions		2,050	130,647
†Express Scripts		6,360	344,585
Quest Diagnostics		17,400	1,064,009
UnitedHealth Group		8,330	490,970
			3,391,154
Health Care Technology – 0.07%
†Greenway Medical Technologies		4,300	65,704
Quality Systems		2,790	122,007
			187,711
Hotels, Restaurants & Leisure – 0.54%
†AFC Enterprises		9,390	159,254
†Bally Technologies		1,540	71,995
†Buffalo Wild Wings		1,300	117,897
CEC Entertainment		2,810	106,527
†Cheesecake Factory		2,820	82,880
†Jack in the Box		4,770	114,337
McDonald's		4,140	406,134
†Shuffle Master		10,320	181,632
Starbucks		4,200	234,738
			1,475,394
Household Durables – 0.11%
Jarden		7,330	294,886
			294,886
Household Products – 0.71%
Kimberly-Clark		17,990	1,329,281
Procter & Gamble		9,050	608,251
			1,937,532
Industrial Conglomerates – 0.12%
General Electric		16,800	337,176
			337,176
Insurance – 2.04%
AFLAC		5,370	246,966
Allstate		32,300	1,063,316
American Equity Investment Life Holding		11,240	143,535
Marsh & McLennan		32,800	1,075,512
Primerica		4,590	115,714
ProAssurance		1,290	113,662
Progressive		54,400	1,260,992
Prudential Financial		4,560	289,058
Travelers		21,700	1,284,640
			5,593,395
Internet & Catalog Retail – 0.60%
†priceline.com		2,300	1,650,250
			1,650,250
Internet Software & Services – 1.93%
†comScore		3,840	82,138
†eBay		4,300	158,627
†Google Class A		3,395	2,177,009
j2 Global		4,580	131,354
†Liquidity Services		2,500	112,000
†LogMeln		3,270	115,202
†OpenTable		1,300	52,611
†QuinStreet		6,740	70,703
†ValueClick		6,270	123,770
VeriSign		32,700	1,253,718
†Vocus		5,780	76,585
†Yahoo		62,382	949,454
			5,303,171
IT Services – 1.95%
†Cognizant Technology Solutions Class A		3,920	301,644
†ExlService Holdings		2,330	63,935
International Business Machines		940	196,131
MasterCard Class A		4,250	1,787,295
Syntel		1,400	78,400
†TeleTech Holdings		6,440	103,684
†Teradata		13,900	947,285
Visa Class A		15,900	1,876,200
			5,354,574
Life Sciences Tools & Services – 0.11%
Thermo Fisher Scientific		5,230	294,867
			294,867
Machinery – 0.76%
Barnes Group		5,100	134,181
Caterpillar		9,710	1,034,309
†Chart Industries		2,000	146,660
†Columbus McKinnon		5,860	95,459
Cummins		1,370	164,455
Deere		3,690	298,521
ESCO Technologies		2,820	103,691
†Kadant		4,400	104,808
			2,082,084
Media – 0.85%
Cinemark Holdings		4,440	97,458
Comcast Class A		35,900	1,077,359
Comcast Special Class A		17,320	511,113
†Knology		6,300	114,660
National CineMedia		5,920	90,576
Regal Entertainment Group Class A		4,740	64,464
Viacom Class B		7,720	366,391
			2,322,021
Metals & Mining – 0.17%
Allegheny Technologies		2,400	98,808
†Castle (A.M.)		9,570	121,061
Cliffs Natural Resources		2,340	162,068
†Coeur d'Alene Mines		3,970	94,248
			476,185
Multiline Retail – 0.39%
DSW Class A		4,260	233,320
Macy's		7,100	282,083
Nordstrom		5,370	299,216
Target		4,380	255,223
			1,069,842
Multi-Utilities – 0.14%
MDU Resources Group		6,740	150,909
NorthWestern		2,460	87,232
OGE Energy		2,890	154,615
			392,756
Office Electronics – 0.38%
Xerox		129,200	1,043,936
			1,043,936
Oil, Gas & Consumable Fuels – 3.53%
Berry Petroleum Class A		2,680	126,308
†Carrizo Oil & Gas		4,330	122,366
Chevron		13,696	1,468,758
ConocoPhillips		13,800	1,048,938
El Paso		27,500	812,625
EOG Resources		16,150	1,794,264
Exxon Mobil		8,840	766,693
Hess		3,630	213,989
Kinder Morgan		13,400	517,910
Marathon Oil		32,985	1,045,625
†Newfield Exploration		4,710	163,343
Occidental Petroleum		1,850	176,176
†Rosetta Resources		2,090	101,908
†Swift Energy		2,870	83,316
Williams		33,700	1,038,297
†WPX Energy		11,233	202,306
			9,682,822
Personal Products – 0.44%
Avon Products		57,200	1,107,392
†Prestige Brands Holdings		5,060	88,449
			1,195,841
Pharmaceuticals – 2.58%
Abbott Laboratories		5,990	367,127
Allergan		17,000	1,622,310
Johnson & Johnson		16,542	1,091,110
Merck		39,720	1,525,248
Perrigo		6,400	661,184
Pfizer		74,855	1,696,214
†Salix Pharmaceuticals		2,080	109,200
			7,072,393
Professional Services – 0.24%
†CRA International		2,570	64,815
†FTI Consulting		2,370	88,922
†Kforce		9,000	134,100
Manpower		2,480	117,478
†RPX		2,270	38,499
Towers Watson Class A		3,280	216,710
			660,524
Real Estate Investment Trusts – 0.49%
DCT Industrial Trust		19,250	113,575
DuPont Fabros Technology		4,770	116,627
EastGroup Properties		2,940	147,647
Entertainment Properties Trust		2,870	133,111
Home Properties		2,520	153,745
Host Hotels & Resorts		14,700	241,373
LaSalle Hotel Properties		5,210	146,609
Sovran Self Storage		3,220	160,453
Tanger Factory Outlet Centers		3,970	118,028
			1,331,168
Road & Rail – 0.14%
Hunt (J.B.) Transport Services		2,790	151,692
Union Pacific		2,200	236,456
			388,148
Semiconductors & Semiconductor Equipment – 0.72%
†Amkor Technology		13,120	80,622
†Applied Micro Circuits		14,230	98,756
†Cirrus Logic		3,750	89,250
Intel		53,226	1,496,183
†IXYS		7,590	100,188
†Semtech		4,110	116,971
			1,981,970
Software – 1.56%
†Adobe Systems		36,600	1,255,746
†Citrix Systems		1,320	104,161
†Demandware		300	8,940
†EPAM Systems		3,080	63,202
Intuit		23,000	1,382,989
Microsoft		23,810	767,873
†Nuance Communications		5,000	127,900
†Progress Software		4,880	115,266
†SolarWinds		2,660	102,809
†SS&C Technologies Holdings		6,960	162,377
†Symantec		10,380	194,106
			4,285,369
Specialty Retail – 0.79%
†Jos. A Bank Clothiers		2,740	138,123
Lowe's		38,700	1,214,406
Staples		51,100	826,798
			2,179,327
Textiles, Apparel & Luxury Goods – 0.58%
†G-III Apparel Group		2,700	76,734
†Iconix Brand Group		7,480	130,002
Jones Group		3,240	40,694
†Madden (Steven)		4,470	191,093
NIKE Class B		9,600	1,041,025
†Perry Ellis International		5,760	107,539
			1,587,087
Thrifts & Mortgage Finance – 0.08%
Dime Community Bancshares		7,070	103,293
Flushing Financial		8,110	109,160
			212,453
Trading Companies & Distributors – 0.11%
Applied Industrial Technologies		4,280	176,036
†Titan Machinery		4,380	123,516
			299,552
Wireless Telecommunication Services – 0.63%
†Crown Castle International		31,200	1,664,209
NTELOS Holdings		3,350	69,345
			1,733,554
Total U.S. Markets (Cost $76,864,341)			111,331,654

§Developed Markets – 14.49%
Air Freight & Logistics – 0.40%
Deutsche Post		57,081	1,098,880
			1,098,880
Auto Components – 0.15%
Sumitomo Rubber Industries		31,867	423,045
			423,045
Automobiles – 0.68%
Bayerische Motoren Werke		6,900	620,503
Toyota Motor		29,000	1,250,590
			1,871,093
Beverages – 0.61%
Carlsberg		10,227	845,054
Coca-Cola Amatil		63,179	816,007
			1,661,061
Biotechnology – 0.06%
†Alkermes		9,470	175,669
			175,669
Building Products – 0.15%
Cie de Saint-Gobain		9,047	404,015
			404,015
Chemicals – 0.53%
Agrium		2,910	251,337
Israel Chemicals		19,925	226,762
Syngenta ADR		14,100	970,503
			1,448,602
Commercial Banks – 1.07%
BNP Paribas		678	32,148
Mitsubishi UFJ Financial Group		209,800	1,044,121
Nordea Bank		92,890	844,531
Standard Chartered		40,534	1,011,381
			2,932,181
Communications Equipment – 0.29%
Nokia		146,320	796,560
			796,560
Construction Materials – 0.13%
Lafarge		7,669	366,000
			366,000
Containers & Packaging – 0.47%
Rexam		187,839	1,286,179
			1,286,179
Electrical Equipment – 0.30%
Alstom		20,842	813,309
			813,309
Energy Equipment & Services – 0.43%
Noble		5,870	219,949
Subsea 7		36,219	959,225
			1,179,174
Food & Staples Retailing – 0.32%
Tesco		163,977	865,501
			865,501
Food Products – 0.66%
Aryzta		24,665	1,218,632
Greggs		70,147	583,983
			1,802,615
Household Durables – 0.27%
Techtronic Industries		553,500	748,397
			748,397
Industrial Conglomerates – 0.08%
Koninklijke Philips Electronics		10,498	212,810
			212,810
Insurance – 0.35%
Alterra Capital Holdings		5,510	126,620
AXA		50,768	841,595
			968,215
IT Services – 0.78%
Accenture Class A		4,490	289,605
†CGI Group Class A		78,212	1,742,923
†InterXion Holding		5,330	95,674
			2,128,202
Life Sciences Tools & Services – 0.04%
†ICON ADR		4,730	100,371
			100,371
Machinery – 0.20%
Vallourec		8,645	547,647
			547,647
Media – 0.29%
Publicis Groupe		14,641	807,106
			807,106
Metals & Mining – 1.04%
Anglo American ADR		11,185	208,821
†AuRico Gold		97,077	865,134
Rio Tinto		13,328	734,600
Yamana Gold		66,920	1,043,832
			2,852,387
Multiline Retail – 0.48%
Don Quijote		23,000	834,874
PPR		2,723	468,467
			1,303,341
Multi-Utilities – 0.43%
National Grid		118,121	1,191,194
			1,191,194
Oil, Gas & Consumable Fuels – 0.38%
Total		20,454	1,043,129
			1,043,129
Pharmaceuticals – 1.79%
Meda Class A		42,815	408,354
Novartis		15,904	880,208
Novo Nordisk ADR		8,100	1,123,551
Sanofi		11,940	927,242
Teva Pharmaceutical Industries ADR		34,700	1,563,582
			4,902,937
Professional Services – 0.41%
Teleperformance		39,727	1,135,138
			1,135,138
Road & Rail – 0.37%
East Japan Railway		16,272	1,024,064
			1,024,064
Semiconductors & Semiconductor Equipment – 0.06%
Avago Technologies		4,260	166,012
			166,012
Textiles, Apparel & Luxury Goods – 0.36%
Yue Yuen Industrial Holdings		278,000	975,520
			975,520
Trading Companies & Distributors – 0.32%
ITOCHU		79,160	863,460
			863,460
Wireless Telecommunication Services – 0.59%
China Mobile ADR		9,793	539,398
Vodafone Group		285,746	787,017
Vodafone Group ADR		10,990	304,093
			1,630,508
Total Developed Markets (Cost $32,829,258)			39,724,322

XEmerging Markets – 11.19%
Airlines – 0.33%
Copa Holdings Class A		9,100	720,720
Gol Linhas Aereas Inteligentes ADR		26,800	180,364
			901,084
Automobiles – 0.15%
Hyundai Motor		895	184,234
Mahindra & Mahindra		17,353	238,973
			423,207
Beverages – 0.42%
Fomento Economico Mexicano ADR		3,565	293,293
@Lotte Chilsung Beverage		426	457,652
Tsingtao Brewery		36,072	194,862
@United Spirits		17,235	205,434
			1,151,241
Chemicals – 0.20%
Braskem ADR		10,768	171,534
@KCC		1,340	385,935
			557,469
Commercial Banks – 1.33%
Banco Santander Brasil ADR		29,304	268,718
Bangkok Bank		38,720	232,345
China Construction Bank		346,239	267,518
ICICI Bank ADR		5,600	195,272
Industrial & Commercial Bank of China		618,238	398,858
Itau Unibanco Holding ADR		18,400	353,096
@KB Financial Group ADR		15,703	576,300
=@Sberbank		212,594	687,572
Standard Bank Group		30,046	436,195
VTB Bank GDR		50,944	229,757
			3,645,631
Communications Equipment – 0.08%
HTC		11,072	224,014
			224,014
Construction Materials – 0.25%
Cemex ADR		39,903	309,645
Siam Cement NVDR		9,159	105,464
Ultratech Cement		9,232	274,999
			690,108
Diversified Telecommunication Services – 0.64%
China Telecom		464,800	257,371
China Unicom Hong Kong ADR		28,420	477,456
Chunghwa Telecom ADR		8,927	274,595
KT ADR		30,266	414,342
Telefonica Brasil ADR		10,495	321,462
			1,745,226
Electronic Equipment, Instruments & Components – 0.36%
Hon Hai Precision Industry		205,996	799,354
LG Display ADR		14,991	176,444
			975,798
Food & Staples Retailing – 0.21%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR		6,100	290,482
Wal-Mart de Mexico Series V		82,562	277,046
			567,528
Food Products – 0.31%
Brazil Foods ADR		14,399	288,124
China Mengniu Dairy		64,000	187,494
@Lotte Confectionery		213	312,189
Tingyi Cayman Islands Holding		23,541	68,056
			855,863
Hotels, Restaurants & Leisure – 0.14%
Ctrip.com International ADR		17,800	385,192
			385,192
Household Durables – 0.10%
LG Electronics		3,677	268,977
			268,977
Insurance – 0.16%
Samsung Life Insurance		4,890	427,697
			427,697
Internet & Catalog Retail – 0.15%
Hyundai Home Shopping Network		3,524	417,189
			417,189
Internet Software & Services – 0.51%
†Baidu ADR		2,200	320,694
†Sina		3,996	259,740
†Sohu.com		15,000	827,550
			1,407,984
IT Services – 0.03%
†WNS Holdings ADR		6,160	74,228
			74,228
Machinery – 0.12%
United Tractors		93,671	338,052
			338,052
Marine – 0.09%
Santos Brasil Participacoes		13,875	242,593
			242,593
Media – 0.27%
Focus Media Holding ADR		8,000	200,960
Grupo Televisa ADR		25,714	542,051
			743,011
Metals & Mining – 0.57%
Anglo American Platinum		2,962	206,201
ArcelorMittal South Africa		22,414	163,517
@Gerdau		21,500	167,817
Gerdau ADR		15,600	150,228
Impala Platinum Holdings		10,062	198,205
Vale ADR		29,252	682,449
			1,568,417
Oil, Gas & Consumable Fuels – 2.42%
Banpu NVDR		20,385	402,014
CNOOC		445,000	914,572
CNOOC ADR		1,277	260,878
Gazprom ADR		43,689	540,433
LUKOIL ADR		5,608	340,966
PetroChina ADR		1,936	272,066
Petroleo Brasileiro SA ADR		44,369	1,178,441
Petroleo Brasileiro SP ADR		33,100	846,036
Polski Koncern Naftowy Orlen		12,868	154,600
PTT		24,651	283,051
#Reliance Industries GDR 144A		20,798	606,262
Rosneft Oil GDR		44,178	312,780
Sasol ADR		5,853	284,690
YPF ADR		8,800	250,008
			6,646,797
Paper & Forest Products – 0.11%
Fibria Celulose ADR		35,610	298,768
			298,768
Pharmaceuticals – 0.10%
Hypermarcas		38,800	273,947
			273,947
Real Estate Management & Development – 0.14%
=@#†Etalon Group GDR 144A		10,500	71,925
@†UEM Land Holdings		437,404	320,008
			391,933
Road & Rail – 0.07%
All America Latina Logistica		35,909	179,186
			179,186
Semiconductors & Semiconductor Equipment – 0.84%
MediaTek		20,007	191,547
Samsung Electronics		1,048	1,180,493
Taiwan Semiconductor Manufacturing		98,944	284,690
Taiwan Semiconductor Manufacturing ADR		14,700	224,616
United Microelectronics		831,000	406,953
			2,288,299
Wireless Telecommunication Services – 1.09%
America Movil ADR		10,758	267,121
Mobile Telesystems ADR		49,500	907,830
MTN Group		12,523	220,430
SK Telecom ADR		50,000	695,500
Turkcell Iletisim Hizmet ADR		22,210	279,846
Vodacom Group		44,242	623,773
			2,994,500
Total Emerging Markets (Cost $28,797,671)			30,683,939
Total Common Stock (Cost $138,491,270)			181,739,915

Convertible Preferred Stock – 0.03%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		400	22,216
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		368	20,424
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		5	4,895
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		18	18,360
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		30	29,558
Total Convertible Preferred Stock (Cost $104,766)			95,453

Exchange-Traded Funds – 9.52%
iShares MSCI EAFE Growth Index Fund		225,250	13,208,660
iShares MSCI EAFE Index Fund		174,500	9,580,050
Vanguard MSCI EAFE		97,050	3,302,612
Total Exchange-Traded Funds (Cost $21,935,216)			26,091,322

Preferred Stock – 0.02%
Alabama Power 5.625%		2,475	63,484
†U.S. Airways Series A		8	0
Total Preferred Stock (Cost $60,266)			63,484
		Principal
		Amount¡
Agency Collateralized Mortgage Obligations – 0.17%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41		73	84
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32		122,096	129,747
Series 2003-122 AJ 4.50% 2/25/28		10,706	10,959
Series 2010-41 PN 4.50% 4/25/40		65,000	70,113
Series 2326 ZQ 6.50% 6/15/31		15,627	17,874
Series 2662 MA 4.50% 10/15/31		624	625
Series 2694 QG 4.50% 1/15/29		7,715	7,742
Series 2890 PC 5.00% 7/15/30		14,293	14,444
GNMA Series 2010-113 KE 4.50% 9/20/40		155,000	170,411
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		50,000	52,463
Total Agency Collateralized Mortgage Obligations (Cost $459,962)			474,462

Agency Mortgage-Backed Securities – 2.56%
•Fannie Mae ARM 5.061% 8/1/35		5,356	5,730
Fannie Mae S.F. 15 yr
4.00% 11/1/25		204,004	218,631
5.50% 3/1/20		195,611	213,425
Fannie Mae S.F. 15 yr TBA
3.00% 4/1/27		822,000	850,899
3.50% 4/1/27		690,000	723,638
Fannie Mae S.F. 30 yr
3.50% 2/1/41		328,173	337,356
4.00% 1/1/42		174,070	182,707
5.00% 9/1/35		23,481	25,390
5.00% 2/1/38		17,539	18,960
5.50% 4/1/37		87,972	97,364
6.00% 2/1/41		63,637	70,516
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/42		470,000	482,631
3.50% 5/1/42		380,000	389,084
4.00% 5/1/42		565,000	591,131
5.50% 5/1/42		330,000	358,978
6.00% 4/1/42		16,000	17,628
6.00% 5/1/42		696,000	765,709
6.00% 6/1/42		280,000	307,650
•Freddie Mac ARM
2.342% 12/1/33		19,347	20,382
5.695% 6/1/37		9,266	9,799
Freddie Mac S.F. 15 yr
4.50% 5/1/20		14,379	15,426
5.50% 5/1/20		309,768	338,370
Freddie Mac S.F. 30 yr
5.50% 7/1/40		780,000	849,956
6.00% 8/1/38		47,885	53,214
6.00% 10/1/38		67,415	74,918
Total Agency Mortgage-Backed Securities (Cost $6,934,020)			7,019,492

Commercial Mortgage-Backed Securities – 1.07%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		100,000	106,460
BAML Commercial Mortgage
•Series 2005-1 A5 5.337% 11/10/42		60,000	65,987
•Series 2005-6 A4 5.366% 9/10/47		100,000	111,667
Series 2006-4 A4 5.634% 7/10/46		150,000	169,272
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40		60,000	67,020
Series 2006-PW12 A4 5.902% 9/11/38		150,000	170,270
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44		100,000	105,183
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		150,000	165,299
#Series 2010-C1 A1 144A 3.156% 7/10/46		67,991	70,772
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46		300,000	337,584
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		125,000	134,861
Series 2005-GG4 A4 4.761% 7/10/39		40,000	42,650
Series 2005-GG4 A4A 4.751% 7/10/39		50,000	54,223
#Series 2010-C1 A2 144A 4.592% 8/10/43		100,000	110,107
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37		250,000	272,420
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42		50,000	54,899
Series 2005-LDP4 A4 4.918% 10/15/42		70,000	76,343
Series 2005-LDP5 A4 5.372% 12/15/44		328,750	366,689
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		35,000	36,806
•Morgan Stanley Capital I Series 2007-T27 A4 5.817% 6/11/42		175,000	201,183
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		100,000	111,803
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44		85,000	91,100
Total Commercial Mortgage-Backed Securities (Cost $2,555,742)			2,922,598

Convertible Bonds – 0.31%
AAR 1.75% exercise price $29.04, expiration date 1/1/26		21,000	20,843
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15		25,000	26,125
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18		27,000	20,925
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25		40,000	39,500
Alere 3.00% exercise price $43.98, expiration date 5/15/16		21,000	21,184
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16		23,000	24,121
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		38,000	31,873
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16		11,000	11,096
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40		16,000	12,540
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16		10,000	8,050
Equinix 4.75% exercise price $84.32, expiration date 6/15/16		10,000	20,050
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		24,000	24,210
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14		16,000	20,600
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29		18,000	19,058
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29		23,000	26,393
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32		20,000	21,200
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16		7,000	6,746
Intel 2.95% exercise price $29.96, expiration date 12/15/35		35,000	40,425
James River Coal 4.50% exercise price $25.78, expiration date 12/1/15		10,000	5,650
Jefferies Group 3.875% exercise price $37.94, expiration date 11/1/29		33,000	31,515
L-3 Communications Holdings 3.00% exercise price $96.48, expiration date 8/1/35		24,000	23,490
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		40,000	38,350
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30		12,000	16,575
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27		38,000	40,612
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		48,000	46,139
Mylan 3.75% exercise price $13.32, expiration date 9/10/15		14,000	26,285
National Retail Properties 5.125% exercise price $25.37, expiration date 6/15/28		14,000	15,995
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31		6,000	6,810
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17		18,000	15,435
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		28,000	27,545
Pantry 3.00% exercise price $50.09, expiration date 11/15/12		17,000	17,106
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41		5,000	4,775
PHH 4.00% exercise price $25.80, expiration date 9/1/14		24,000	23,160
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		21,000	22,129
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		26,000	30,908
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		14,000	24,675
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		30,000	38,475
Total Convertible Bonds (Cost $815,735)			850,568

Corporate Bonds – 11.22%
Aerospace & Defense – 0.01%
Kratos Defense & Security Solutions 10.00% 6/1/17		25,000	27,188
			27,188
Airlines – 0.02%
#United Air Lines 144A 12.00% 11/1/13		53,000	56,445
			56,445
Auto Components – 0.10%
American Axle & Manufacturing 7.875% 3/1/17		62,000	64,170
ArvinMeritor 8.125% 9/15/15		77,000	81,620
#Delphi 144A 6.125% 5/15/21		65,000	69,550
Tomkins 9.00% 10/1/18		54,000	60,075
			275,415
Automobiles – 0.06%
Ford Motor 7.45% 7/16/31		126,000	154,665
			154,665
Beverages – 0.25%
#Heineken 144A 3.40% 4/1/22		200,000	198,944
PepsiCo 2.75% 3/5/22		95,000	92,631
#SABMiller Holdings 144A
2.45% 1/15/17		200,000	202,736
3.75% 1/15/22		200,000	203,887
			698,198
Building Products – 0.04%
Nortek 8.50% 4/15/21		70,000	69,650
Ply Gem Industries 13.125% 7/15/14		31,000	31,465
			101,115
Capital Markets – 0.24%
•Bear Stearns 4.923% 12/7/12	AUD	230,000	236,992
E Trade Financial 12.50% 11/30/17		77,000	89,994
Jefferies Group
6.25% 1/15/36		90,000	82,125
6.45% 6/8/27		25,000	24,875
Lazard Group 6.85% 6/15/17		153,000	168,391
#Nuveen Investments 144A 10.50% 11/15/15		55,000	56,994
			659,371
Chemicals – 0.26%
CF Industries 7.125% 5/1/20		50,000	59,688
Dow Chemical 8.55% 5/15/19		323,000	423,890
Hexion US Finance 8.875% 2/1/18		50,000	52,000
#MacDermid 144A 9.50% 4/15/17		49,000	51,083
Momentive Performance Materials 11.50% 12/1/16		75,000	62,625
Syngenta Finance 3.125% 3/28/22		70,000	70,611
			719,897
Commercial Banks – 1.17%
Abbey National Treasury Services 4.00% 4/27/16		75,000	74,479
BB&T
3.95% 3/22/22		75,000	75,348
5.25% 11/1/19		160,000	175,882
•BB&T Capital Trust IV 6.82% 6/12/57		35,000	35,481
Capital One Capital V 10.25% 8/15/39		65,000	67,113
City National 5.25% 9/15/20		100,000	100,723
Fifth Third Bancorp 3.50% 3/15/22		45,000	44,061
•Fifth Third Capital Trust IV 6.50% 4/15/37		130,000	130,000
#HSBC Bank 144A 4.75% 1/19/21		150,000	158,877
JPMorgan Chase Bank 6.00% 10/1/17		250,000	286,392
KeyBank 5.45% 3/3/16		250,000	274,913
•National City Bank 0.845% 6/7/17		335,000	305,823
PNC Funding
3.30% 3/8/22		45,000	44,612
5.125% 2/8/20		115,000	130,476
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	76,827
SunTrust Banks 3.50% 1/20/17		85,000	86,795
SVB Financial Group 5.375% 9/15/20		160,000	173,332
U.S. Bank North America 6.30% 2/4/14		250,000	273,848
•USB Capital IX 3.50% 10/29/49		285,000	220,057
Wachovia
•0.937% 10/15/16		45,000	41,872
5.25% 8/1/14		195,000	210,001
5.625% 10/15/16		120,000	133,912
Wells Fargo 3.50% 3/8/22		65,000	64,124
Zions Bancorporation 7.75% 9/23/14		20,000	21,912
			3,206,860
Commercial Services & Supplies – 0.17%
#Brambles USA 144A 3.95% 4/1/15		175,000	180,833
Casella Waste Systems 11.00% 7/15/14		15,000	16,125
FTI Consulting 6.75% 10/1/20		45,000	48,431
Geo Group 6.625% 2/15/21		35,000	36,794
International Lease Finance
5.875% 4/1/19		25,000	24,195
6.25% 5/15/19		63,000	62,202
8.25% 12/15/20		35,000	38,595
8.75% 3/15/17		25,000	27,875
Iron Mountain 7.75% 10/1/19		15,000	16,463
Mobile Mini 6.875% 5/1/15		12,000	12,180
			463,693
Communications Equipment – 0.05%
Avaya
#144A 7.00% 4/1/19		55,000	55,413
9.75% 11/1/15		55,000	54,450
PIK 10.125% 11/1/15		15,000	14,925
			124,788
Computers & Peripherals – 0.10%
Hewlett-Packard 4.05% 9/15/22		200,000	199,607
#Seagate Technology International 144A 10.00% 5/1/14		73,000	82,855
			282,462
Construction Materials – 0.03%
Headwaters 7.625% 4/1/19		80,000	78,200
			78,200
Containers & Packaging – 0.08%
Berry Plastics 9.75% 1/15/21		60,000	65,850
#Plastipak Holdings 144A 10.625% 8/15/19		44,000	50,380
Pregis 12.375% 10/15/13		60,000	60,374
Smurfit Kappa Funding 7.75% 4/1/15		41,000	41,410
			218,014
Diversified Financial Services – 0.75%
Bank of America
3.75% 7/12/16		50,000	50,298
3.875% 3/22/17		75,000	75,498
5.70% 1/24/22		50,000	53,029
#CDP Financial 144A 4.40% 11/25/19		250,000	270,310
#ERAC USA Finance 144A
2.75% 3/15/17		20,000	20,003
5.25% 10/1/20		95,000	103,172
Export-Import Bank of Korea 5.00% 4/11/22		200,000	212,000
General Electric Capital
4.65% 10/17/21		200,000	213,276
5.50% 2/1/17	NZD	120,000	100,389
6.00% 8/7/19		316,000	369,571
•#HBOS Capital Funding 144A 6.071% 6/29/49		65,000	46,638
HSBC Holdings 4.00% 3/30/22		195,000	193,682
JPMorgan Chase 4.50% 1/24/22		75,000	78,180
Lloyds TSB Bank 4.20% 3/28/17		60,000	60,518
PHH 9.25% 3/1/16		125,000	127,656
Rabobank Utrecht 3.875% 2/8/22		90,000	87,212
			2,061,432
Diversified Telecommunication Services – 0.56%
CenturyLink 5.80% 3/15/22		75,000	73,375
#Clearwire Communications 144A 12.00% 12/1/15		94,000	93,060
#Deutsche Telekom International Finance 144A 2.25% 3/6/17		150,000	148,636
Intelsat Jackson Holdings 7.25% 10/15/20		75,000	79,031
Level 3 Financing 10.00% 2/1/18		55,000	60,500
PAETEC Holding 8.875% 6/30/17		14,000	15,260
Qwest
6.75% 12/1/21		55,000	61,531
8.375% 5/1/16		115,000	137,991
Telecom Italia Capital 5.25% 10/1/15		55,000	56,925
Telefonica Emisiones 6.421% 6/20/16		150,000	160,058
Telesat Canada
11.00% 11/1/15		97,000	104,033
12.50% 11/1/17		16,000	17,960
#UPCB Finance III 144A 6.625% 7/1/20		150,000	153,750
Virgin Media Secured Finance 6.50% 1/15/18		200,000	218,250
West 7.875% 1/15/19		20,000	21,400
#Wind Acquisition Finance 144A 11.75% 7/15/17		100,000	99,000
Windstream
7.875% 11/1/17		32,000	35,440
8.125% 8/1/13		10,000	10,700
			1,546,900
Electric Utilities – 0.65%
Ameren Illinois 9.75% 11/15/18		258,000	349,955
#American Transmission Systems 144A 5.25% 1/15/22		135,000	152,708
Baltimore Gas & Electric 3.50% 11/15/21		130,000	131,663
ComEd Financing III 6.35% 3/15/33		60,000	57,889
Commonwealth Edison 3.40% 9/1/21		135,000	139,474
GenOn Energy 9.875% 10/15/20		30,000	27,450
Great Plains Energy 5.292% 6/15/22		100,000	106,907
Ipalco Enterprises 5.00% 5/1/18		45,000	45,000
Jersey Central Power & Light 5.625% 5/1/16		50,000	56,230
LG&E & KU Energy
3.75% 11/15/20		100,000	99,756
#144A 4.375% 10/1/21		110,000	113,292
•NextEra Energy Capital Holdings 6.35% 10/1/66		75,000	76,574
NiSource Finance
4.45% 12/1/21		25,000	26,128
5.80% 2/1/42		75,000	80,333
PacifiCorp 2.95% 2/1/22		75,000	74,094
Pennsylvania Electric 5.20% 4/1/20		55,000	59,700
•PPL Capital Funding 6.70% 3/30/67		35,000	35,037
Public Service Company of Oklahoma 5.15% 12/1/19		70,000	78,733
SCANA 4.125% 2/1/22		75,000	75,188
			1,786,111
Electronic Equipment, Instruments & Components – 0.08%
Jabil Circuit 7.75% 7/15/16		16,000	18,320
Koninklijke Philips Electronics
3.75% 3/15/22		70,000	70,560
5.00% 3/15/42		125,000	125,226
			214,106
Energy Equipment & Services – 0.17%
#Helix Energy Solutions Group 144A 9.50% 1/15/16		31,000	32,511
#Hercules Offshore 144A 10.50% 10/15/17		65,000	68,413
Transocean
5.05% 12/15/16		45,000	48,242
6.375% 12/15/21		140,000	157,814
Weatherford Bermuda
4.50% 4/15/22		35,000	34,949
9.625% 3/1/19		85,000	112,800
			454,729
Food & Staples Retailing – 0.13%
Ingles Markets 8.875% 5/15/17		32,000	34,800
New Albertsons 7.25% 5/1/13		2,000	2,100
#Rite Aid 144A 9.25% 3/15/20		15,000	15,188
Safeway 4.75% 12/1/21		85,000	88,041
Tops Holding 10.125% 10/15/15		23,000	24,668
#Woolworths 144A
3.15% 4/12/16		30,000	31,118
4.55% 4/12/21		140,000	150,804
			346,719
Food Products – 0.08%
Del Monte 7.625% 2/15/19		60,000	60,000
General Mills 3.15% 12/15/21		40,000	40,120
•Kraft Foods 1.457% 7/10/13		120,000	120,810
Tyson Foods 10.50% 3/1/14		6,000	6,990
			227,920
Gas Utilities – 0.11%
AmeriGas Finance
6.75% 5/20/20		40,000	40,700
7.00% 5/20/22		10,000	10,225
CenterPoint Energy 5.95% 2/1/17		95,000	107,968
Inergy 6.875% 8/1/21		30,000	29,025
Southwest Gas 3.875% 4/1/22		100,000	102,219
			290,137
Health Care Equipment & Supplies – 0.28%
Accellent 8.375% 2/1/17		30,000	30,300
Biomet
11.625% 10/15/17		13,000	14,121
PIK 10.375% 10/15/17		26,000	28,145
Boston Scientific 6.00% 1/15/20		85,000	97,717
CareFusion 6.375% 8/1/19		225,000	261,838
#Kinetic Concepts 144A 12.50% 11/1/19		50,000	47,500
Medtronic 3.125% 3/15/22		70,000	70,480
Zimmer Holdings
3.375% 11/30/21		90,000	90,446
4.625% 11/30/19		120,000	132,614
			773,161
Health Care Providers & Services – 0.24%
#AMGH Merger Sub 144A 9.25% 11/1/18		45,000	47,025
#Aristotle Holding 144A
2.65% 2/15/17		55,000	55,685
3.50% 11/15/16		30,000	31,370
3.90% 2/15/22		30,000	30,384
4.75% 11/15/21		25,000	26,807
Community Health Systems
#144A 8.00% 11/15/19		20,000	20,800
8.875% 7/15/15		5,000	5,188
Coventry Health Care 5.45% 6/15/21		140,000	153,530
#Highmark 144A
4.75% 5/15/21		40,000	40,136
6.125% 5/15/41		20,000	20,855
#Multiplan 144A 9.875% 9/1/18		65,000	70,525
Quest Diagnostics 4.70% 4/1/21		115,000	124,708
Radnet Management 10.375% 4/1/18		25,000	25,000
			652,013
Hotels, Restaurants & Leisure – 0.24%
Ameristar Casinos 7.50% 4/15/21		40,000	42,150
CKE Restaurants 11.375% 7/15/18		44,000	50,490
Dave & Buster's 11.00% 6/1/18		20,000	21,500
#Equinox Holdings 144A 9.50% 2/1/16		10,000	10,744
Marina District Finance 9.875% 8/15/18		20,000	18,050
MGM Resorts International 11.375% 3/1/18		109,000	130,118
OSI Restaurant Partners 10.00% 6/15/15		37,000	38,480
Pinnacle Entertainment 8.75% 5/15/20		60,000	65,850
Royal Caribbean Cruises 7.00% 6/15/13		5,000	5,250
Wyndham Worldwide
4.25% 3/1/22		125,000	122,785
5.625% 3/1/21		55,000	59,318
5.75% 2/1/18		65,000	72,473
Wynn Las Vegas 7.75% 8/15/20		10,000	11,038
			648,246
Household Durables – 0.16%
Beazer Homes USA 9.125% 5/15/19		35,000	30,275
Jarden
6.125% 11/15/22		45,000	47,363
7.50% 1/15/20		5,000	5,450
M/I Homes 8.625% 11/15/18		50,000	50,250
Mohawk Industries 6.375% 1/15/16		4,000	4,440
Norcraft 10.50% 12/15/15		35,000	30,888
#Reynolds Group Issuer 144A 9.00% 4/15/19		100,000	98,999
Ryland Group 8.40% 5/15/17		34,000	37,740
Scotts Miracle-Gro 6.625% 12/15/20		25,000	26,438
#Sealy Mattress 144A 10.875% 4/15/16		2,000	2,175
Standard Pacific 10.75% 9/15/16		45,000	51,975
Stanley Black & Decker 3.40% 12/1/21		65,000	65,979
			451,972
Independent Power Producers & Energy Traders – 0.05%
AES 8.00% 6/1/20		35,000	40,338
#Calpine 144A 7.875% 7/31/20		45,000	49,162
NRG Energy 7.875% 5/15/21		40,000	38,600
			128,100
Insurance – 0.30%
American International Group 5.85% 1/16/18		10,000	10,902
•Chubb 6.375% 3/29/67		115,000	119,313
•#ILFC E-Capital Trust I 144A 5.03% 12/21/65		120,000	80,419
•ING Groep 5.775% 12/29/49		50,000	43,250
•#Liberty Mutual Group 144A 7.00% 3/15/37		35,000	31,675
MetLife 6.817% 8/15/18		310,000	380,348
Prudential Financial
3.875% 1/14/15		30,000	31,611
6.00% 12/1/17		55,000	64,158
•XL Group 6.50% 12/29/49		65,000	55,413
			817,089
Internet Software & Services – 0.07%
GXS Worldwide 9.75% 6/15/15		96,000	93,840
Symantec 4.20% 9/15/20		85,000	86,862
			180,702
IT Services – 0.06%
First Data
9.875% 9/24/15		40,000	40,400
11.25% 3/31/16		40,000	36,400
#Unisys 144A 12.75% 10/15/14		19,000	21,280
Western Union 3.65% 8/22/18		55,000	58,887
			156,967
Life Sciences Tools & Services – 0.05%
Bio-Rad Laboratories
4.875% 12/15/20		15,000	15,423
8.00% 9/15/16		4,000	4,460
Celgene 3.95% 10/15/20		105,000	107,113
			126,996
Machinery – 0.06%
RBS Global 11.75% 8/1/16		40,000	42,450
Trimas 9.75% 12/15/17		32,000	35,520
Tyco Electronics Group 3.50% 2/3/22		75,000	73,268
			151,238
Media – 0.50%
Affinion Group 7.875% 12/15/18		65,000	59,475
CBS 3.375% 3/1/22		145,000	140,263
CCO Holdings
7.00% 1/15/19		15,000	15,975
7.375% 6/1/20		20,000	21,800
Clear Channel Communications 9.00% 3/1/21		35,000	31,675
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20		40,000	39,325
#DIRECTV Holdings 144A
3.80% 3/15/22		165,000	163,068
5.15% 3/15/42		40,000	39,114
DISH DBS 7.875% 9/1/19		40,000	46,200
Historic TW 6.875% 6/15/18		170,000	208,642
Interpublic Group 4.00% 3/15/22		100,000	98,120
Nielsen Finance 11.625% 2/1/14		8,000	9,280
#Sinclair Television Group 144A 9.25% 11/1/17		32,000	35,760
#Sirius XM Radio 144A 8.75% 4/1/15		70,000	79,800
Time Warner Cable
5.50% 9/1/41		75,000	78,857
8.25% 4/1/19		78,000	99,893
#Univision Communications 144A 6.875% 5/15/19		50,000	50,938
#Vivendi 144A 6.625% 4/4/18		100,000	112,479
#XM Satellite Radio 144A 13.00% 8/1/13		40,000	45,450
			1,376,114
Metals & Mining – 0.60%
AK Steel 7.625% 5/15/20		50,000	48,500
Alcoa
5.40% 4/15/21		75,000	77,637
6.75% 7/15/18		105,000	119,843
#Algoma Acquisition 144A 9.875% 6/15/15		35,000	32,025
ArcelorMittal
6.25% 2/25/22		35,000	35,453
9.85% 6/1/19		160,000	192,781
#Barrick Gold 144A
3.85% 4/1/22		145,000	145,875
5.25% 4/1/42		15,000	15,138
Barrick North America Finance 4.40% 5/30/21		115,000	121,446
Century Aluminum 8.00% 5/15/14		56,000	57,540
#CODELCO 144A 3.75% 11/4/20		100,000	102,950
Compass Minerals International 8.00% 6/1/19		6,000	6,540
#FMG Resources August 2006 144A
6.875% 4/1/22		10,000	9,775
7.00% 11/1/15		55,000	56,375
Novelis 8.75% 12/15/20		60,000	66,000
Rio Tinto Finance USA 3.50% 3/22/22		155,000	155,609
Ryerson
•7.922% 11/1/14		3,000	2,835
12.00% 11/1/15		56,000	57,680
Steel Dynamics 7.75% 4/15/16		32,000	33,360
Teck Resources
3.00% 3/1/19		40,000	39,536
5.20% 3/1/42		35,000	33,328
Vale Overseas 4.375% 1/11/22		244,000	246,304
			1,656,530
Multiline Retail – 0.10%
Macy's Retail Holdings
3.875% 1/15/22		115,000	115,564
5.90% 12/1/16		67,000	76,965
Target 2.90% 1/15/22		80,000	79,237
			271,766
Multi-Utilities – 0.23%
CMS Energy
4.25% 9/30/15		65,000	67,766
6.25% 2/1/20		185,000	203,011
Puget Energy 6.00% 9/1/21		35,000	37,315
•Puget Sound Energy 6.974% 6/1/67		145,000	148,818
•Wisconsin Energy 6.25% 5/15/67		165,000	170,135
			627,045
Office Electronics – 0.07%
CDW 12.535% 10/12/17		30,000	32,738
Xerox
4.50% 5/15/21		95,000	97,913
6.35% 5/15/18		50,000	58,087
			188,738
Oil, Gas & Consumable Fuels – 1.74%
Antero Resources Finance 9.375% 12/1/17		23,000	25,013
#BG Energy Capital 144A 4.00% 10/15/21		200,000	208,983
#Canadian Oil Sands 144A 4.50% 4/1/22		75,000	75,703
Chesapeake Energy 6.50% 8/15/17		84,000	89,880
Comstock Resources 7.75% 4/1/19		20,000	18,700
#Continental Resources 144A 5.00% 9/15/22		35,000	35,219
Copano Energy 7.75% 6/1/18		5,000	5,263
Ecopetrol 7.625% 7/23/19		64,000	79,520
El Paso Pipeline Partners Operating 6.50% 4/1/20		85,000	95,412
•Enbridge Energy Partners 8.05% 10/1/37		135,000	146,821
Encana 3.90% 11/15/21		160,000	156,069
Energy Transfer Partners
4.65% 6/1/21		35,000	35,723
6.05% 6/1/41		20,000	20,251
9.70% 3/15/19		65,000	83,212
#ENI 144A 4.15% 10/1/20		175,000	173,849
Enterprise Products Operating
•7.034% 1/15/68		165,000	177,586
9.75% 1/31/14		125,000	143,506
Forest Oil 7.25% 6/15/19		47,000	46,178
#Hilcorp Energy I 144A 7.625% 4/15/21		10,000	10,850
Holly 9.875% 6/15/17		40,000	44,800
Husky Energy 3.95% 4/15/22		135,000	136,188
#IPIC GMTN 144A 5.50% 3/1/22		200,000	206,749
Kinder Morgan Energy Partners
3.95% 9/1/22		70,000	69,451
9.00% 2/1/19		110,000	141,092
Linn Energy
#144A 6.25% 11/1/19		10,000	9,713
#144A 6.50% 5/15/19		15,000	14,775
8.625% 4/15/20		25,000	27,063
#Murray Energy 144A 10.25% 10/15/15		46,000	44,965
#NFR Energy 144A 9.75% 2/15/17		45,000	38,925
Noble Holding International
3.95% 3/15/22		85,000	85,111
5.25% 3/15/42		190,000	189,459
Pemex Project Funding Master Trust 6.625% 6/15/35		60,000	69,000
Petrobras International Finance
3.50% 2/6/17		5,000	5,137
5.375% 1/27/21		159,000	171,997
5.75% 1/20/20		113,000	125,746
5.875% 3/1/18		20,000	22,533
Petrohawk Energy 7.25% 8/15/18		90,000	103,388
Petroleos de Venezuela
9.00% 11/17/21		438,000	356,969
12.75% 2/17/22		54,000	54,135
Petroleum Development 12.00% 2/15/18		39,000	42,510
Plains All American Pipeline
3.65% 6/1/22		65,000	63,947
8.75% 5/1/19		115,000	149,995
Pride International 6.875% 8/15/20		200,000	244,293
Quicksilver Resources 9.125% 8/15/19		30,000	29,400
Range Resources 5.00% 8/15/22		50,000	49,438
#Samson Investment 144A 9.75% 2/15/20		15,000	15,206
SandRidge Energy 7.50% 3/15/21		15,000	14,850
#Southwestern Energy 144A 4.10% 3/15/22		75,000	74,495
•TransCanada PipeLines 6.35% 5/15/67		190,000	196,598
Williams
7.75% 6/15/31		22,000	26,873
8.75% 3/15/32		22,000	29,081
Williams Partners
4.00% 11/15/21		65,000	65,812
7.25% 2/1/17		90,000	108,418
#Woodside Finance 144A 8.75% 3/1/19		100,000	127,081
			4,782,931
Paper & Forest Products – 0.20%
Domtar 4.40% 4/1/22		55,000	54,459
Georgia-Pacific
#144A 5.40% 11/1/20		25,000	27,956
8.00% 1/15/24		215,000	274,249
International Paper
4.75% 2/15/22		175,000	184,774
9.375% 5/15/19		15,000	19,846
			561,284
Pharmaceuticals – 0.05%
NBTY 9.00% 10/1/18		85,000	94,031
Teva Pharmaceutical Finance IV 3.65% 11/10/21		35,000	35,501
			129,532
Real Estate Investment Trusts – 0.56%
Alexandria Real Estate Equities 4.60% 4/1/22		95,000	93,179
American Tower
4.70% 3/15/22		30,000	30,301
5.90% 11/1/21		190,000	209,828
Brandywine Operating Partnership 4.95% 4/15/18		90,000	91,893
Developers Diversified Realty
4.75% 4/15/18		65,000	67,423
7.50% 4/1/17		10,000	11,358
7.875% 9/1/20		120,000	142,144
9.625% 3/15/16		30,000	36,352
Digital Realty Trust 5.25% 3/15/21		175,000	180,758
Health Care REIT
4.125% 4/1/19		35,000	34,773
5.25% 1/15/22		125,000	131,002
Host Hotels & Resorts
#144A 5.25% 3/15/22		35,000	35,000
5.875% 6/15/19		30,000	31,763
6.00% 11/1/20		40,000	42,600
#144A 6.00% 10/1/21		31,000	33,170
Rayonier 3.75% 4/1/22		70,000	68,833
Regency Centers 4.80% 4/15/21		95,000	98,213
UDR 4.625% 1/10/22		85,000	87,184
#WEA Finance 144A 4.625% 5/10/21		120,000	121,615
			1,547,389
Real Estate Management & Development – 0.04%
#Qatari Diar Finance 144A 5.00% 7/21/20		100,000	107,625
			107,625
Road & Rail – 0.07%
Burlington Northern Santa Fe
4.40% 3/15/42		140,000	132,891
5.65% 5/1/17		25,000	29,124
CSX 4.75% 5/30/42		20,000	19,473
Kansas City Southern de Mexico 8.00% 2/1/18		20,000	22,400
			203,888
Semiconductors & Semiconductor Equipment – 0.12%
Amkor Technology 7.375% 5/1/18		30,000	32,288
Broadcom 2.70% 11/1/18		95,000	96,741
National Semiconductor 6.60% 6/15/17		165,000	203,779
			332,808
Textiles, Apparel & Luxury Goods – 0.02%
Hanesbrands 6.375% 12/15/20		50,000	51,625
			51,625
Trading Companies & Distributors – 0.02%
RSC Equipment Rental 10.25% 11/15/19		45,000	50,625
			50,625
Wireless Telecommunication Services – 0.28%
Cricket Communications 7.75% 10/15/20		85,000	83,830
#Crown Castle Towers 144A 4.883% 8/15/20		455,000	468,963
MetroPCS Wireless 6.625% 11/15/20		30,000	29,888
NII Capital 10.00% 8/15/16		63,000	71,662
Sprint Capital 8.75% 3/15/32		29,000	25,013
Sprint Nextel
6.00% 12/1/16		25,000	22,438
8.375% 8/15/17		25,000	24,250
#144A 9.125% 3/1/17		55,000	54,863
			780,907
Total Corporate Bonds (Cost $29,472,535)			30,749,656
Non-Agency Asset-Backed Securities – 0.35%
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16		100,000	100,851
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		100,000	101,464
#Cabela's Master Credit Card Trust Series 2012-1A A1 144A 1.63% 2/18/20		100,000	99,368
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		36,366	36,491
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		125,000	127,594
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		100,000	119,292
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	102,351
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.792% 9/15/14		100,000	100,688
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		100,000	99,785
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		18,820	18,845
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		39,000	40,635
Total Non-Agency Asset-Backed Securities (Cost $921,263)			947,364

Non-Agency Collateralized Mortgage Obligations – 0.06%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		7,833	8,044
Series 2005-6 7A1 5.50% 7/25/20		6,195	5,916
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		100,000	74,317
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.018% 1/25/36		27,157	24,157
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.298% 4/25/35		6,013	6,026
Series 2007-A1 7A 4 233% 7/25/35		35,180	16,655
•MASTR ARM Trust Series 2006-2 4A1 4.854% 2/25/36		11,088	10,679
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		30,185	27,989
Total Non-Agency Collateralized Mortgage Obligations (Cost $140,917)			173,783

∆Regional Bonds – 0.74%
Australia – 0.49%
New South Wales Treasury 6.00% 4/1/19	AUD	203,000	229,556
Queensland Treasury
6.00% 9/14/17	AUD	156,000	174,154
6.25% 6/14/19	AUD	829,000	943,678
		1,347,388
Canada – 0.25%
Province of Ontario 3.15% 6/2/22	CAD	461,000	463,139
Province of Quebec 4.25% 12/1/21	CAD	200,000	219,470
			682,609
Total Regional Bonds (Cost $1,988,674)			2,029,997

«Senior Secured Loans– 1.02%
99 Cents Only Stores Tranche B 7.00% 10/4/18		174,563	177,821
Allied Security Holdings Tranche 2L 8.50% 1/21/18		35,000	35,117
Attachmate 6.50% 11/21/16		97,500	97,074
BNY ConvergEx Group
8.75% 12/16/17		45,787	45,558
(EZE Castle Software) 8.75% 11/29/17		19,213	19,117
Brock Holdings III
10.00% 2/15/18		30,000	29,363
Tranche B 6.00% 2/15/17		28,818	28,746
Burlington Coat Factory Tranche B 6.25% 2/10/17		140,020	141,182
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		123,000	111,402
Cengage Learning Acquisitions 2.49% 7/3/14		30,000	27,727
Charter Communications Operating Tranche B 7.25% 3/6/14		2,688	2,693
Chrysler Group 6.00% 4/28/17		126,053	128,273
Clear Channel Communications Tranche A 3.639% 7/30/14		109,473	101,467
Consolidated Container 5.75% 9/28/14		35,000	33,425
Delta Air Lines Tranche B 5.50% 3/29/17		59,675	59,684
Delos Aircraft Tranche 2 7.00% 3/17/16		70,000	70,334
Emdeon Tranche B 6.75% 8/3/18		59,850	60,817
First Data 5.00% 3/24/17		85,450	81,952
Frac Tech International Tranche B 6.25% 4/19/16		44,480	44,384
GenOn Energy Tranche B 6.00% 6/20/17		64,185	63,677
Houghton International Tranche B1 6.75% 1/11/16		34,500	34,651
Immucor Tranche B 7.25% 7/2/18		24,875	25,194
Lawson Software Tranche B 6.25% 3/16/18		75,000	74,250
Level 3 Financing
Tranche B2 5.75% 4/11/18		25,000	25,281
Tranche B3 5.75% 9/1/18		50,000	50,563
Lord & Taylor 5.75% 12/2/18		30,000	30,253
Multiplan 4.75% 8/26/17		33,202	32,973
Nuveen Investments
5.863% 5/13/17		95,812	95,952
8.25% 3/1/19		120,000	121,900
OSI Restaurant Partners
2.00% 6/14/13		7,179	7,089
2.563% 6/13/14		72,586	71,477
PQ 6.74% 7/30/15		65,000	62,690
@Prime Healthcare Services Tranche B 7.25% 4/28/15		94,728	92,952
Protection One 5.75% 3/31/19		60,000	59,625
Remy International Tranche B 6.25% 12/16/16		62,666	62,979
Reynolds Group Holdings Tranche C 6.50% 7/7/18		158,870	161,135
@SandRidge Energy 5.00% 2/2/17		55,000	55,000
Sensus USA 2nd Lien 8.50% 4/13/18		80,000	80,000
Toys R US Tranche B 6.00% 9/1/16		69,473	69,710
Univision Communications 4.489% 3/29/17		173,872	161,531
Visant 5.25% 12/31/16		51,957	50,826
Total Senior Secured Loans (Cost $2,743,384)			2,785,844
∆Sovereign Bonds– 2.25%
Brazil – 0.04%
Federal Republic of Brazil 5.625% 1/7/41		106,000	122,695
			122,695
Canada – 0.07%
Canadian Government
3.75% 6/1/19	CAD	97,000	109,427
4.00% 6/1/17	CAD	68,000	76,163
			185,590
Chile – 0.10%
Chile Government International 5.50% 8/5/20	CLP	130,000,000	279,396
			279,396
Colombia – 0.05%
Colombia Government International 6.125% 1/18/41		105,000	129,150
			129,150
Finland – 0.04%
Finland Government 4.00% 7/4/25	EUR	72,000	109,978
			109,978
Germany – 0.16%
Deutschland Republic
2.00% 1/4/22	EUR	178,000	241,652
2.50% 1/4/21	EUR	129,407	184,858
3.50% 7/4/19	EUR	6,000	9,200
			435,710
Indonesia – 0.06%
Indonesia Government International 7.25% 4/20/15		90,000	102,938
Indonesia Treasury 11.00% 11/15/20	IDR	484,000,000	70,915
			173,853
Malaysia – 0.03%
Malaysia Government 4.262% 9/15/16	MYR	217,000	73,570
			73,570
Mexico – 0.13%
Mexican Bonos
6.50% 6/10/21	MXN	878,100	70,349
8.50% 11/18/38	MXN	562,500	49,273
8.50% 5/31/29	MXN	1,777,300	159,418
Mexico Government International 4.75% 3/8/44		70,000	68,775
			347,815
Norway – 0.51%
Norwegian Government
3.75% 5/25/21	NOK	1,433,000	278,578
4.25% 5/19/17	NOK	484,000	94,473
4.50% 5/22/19	NOK	1,840,000	370,155
5.00% 5/15/15	NOK	3,443,000	665,594
			1,408,800
Panama – 0.06%
Panama Government International
6.70% 1/26/36		27,000	35,640
7.25% 3/15/15		58,000	67,309
8.875% 9/30/27		44,000	67,650
			170,599
Peru – 0.10%
Republic of Peru
5.625% 11/18/50		30,000	33,750
7.125% 3/30/19		191,000	244,480
			278,230
Philippines – 0.08%
Republic of Philippines
6.50% 1/20/20		100,000	121,375
9.50% 10/21/24		65,000	97,338
			218,713
Poland – 0.11%
Poland Government
5.25% 10/25/17	PLN	293,000	95,445
5.25% 10/25/20	PLN	271,000	86,210
Republic of Poland 5.00% 3/23/22		114,000	120,729
			302,384
Republic of Korea – 0.03%
Korea Treasury Inflation-Linked 2.75% 6/10/20	KRW	93,186,014	94,693
			94,693
Russia – 0.12%
Russian-Eurobond 7.50% 3/31/30		267,081	320,832
			320,832
South Africa – 0.24%
#Eskom Holdings 144A 5.75% 1/26/21		230,000	242,650
South Africa Government 8.00% 12/21/18	ZAR	3,110,000	412,476
			655,126
Sweden – 0.10%
Sweden Government
3.00% 7/12/16	SEK	760,000	122,025
5.00% 12/1/20	SEK	760,000	143,188
			265,213
Turkey – 0.04%
Turkey Government International 5.625% 3/30/21		100,000	104,850
			104,850
United Kingdom – 0.14%
United Kingdom Gilt
4.25% 12/7/27	GBP	55,000	103,678
4.50% 3/7/19	GBP	47,000	90,014
4.75% 3/7/20	GBP	100,000	195,345
			389,037
Uruguay – 0.04%
Republic of Uruguay 8.00% 11/18/22		82,500	114,056
			114,056
Total Sovereign Bonds (Cost $5,920,669)			6,180,290

U.S. Treasury Obligations – 1.62%
U.S. Treasury Bonds
∞3.125% 11/15/41		1,610,000	1,544,593
3.125% 2/15/42		30,000	28,763
3.75% 8/15/41		5,000	5,406
U.S. Treasury Notes
1.00% 3/31/17		1,420,000	1,417,227
2.00% 2/15/22		1,465,000	1,437,074
Total U.S. Treasury Obligations (Cost $4,497,140)			4,433,063
		Number of
		Shares
Warrant – 0.00%
†U.S. Airways		8	0
Total Warrant (Cost $0)			0
		Principal
		Amount¡
Short-Term Investments – 4.45%
≠Discounted Commercial Paper – 4.44%
Abbey National North America 0.14% 4/2/12		5,880,000	5,879,977
Toyota Motor Credit 0.02% 4/3/12		6,300,000	6,299,994
			12,179,971
		Number of
		Shares
Money Market Mutual Fund – 0.01%
Dreyfus Treasury & Agency Cash Management Fund		25,391	25,391
			25,391
Total Short-Term Investments (Cost $12,205,362)			12,205,362

Total Value of Securities – 101.67%
(Cost $229,246,921)			278,762,653

Option Written – (0.01%)
Put Option – (0.01%)
U.S. Treasury 30 yr Bond Future, strike price $139.00, expires 4/21/12 (JPMC)			(10)
			(20,313)
Total Option Written (premium received $(13,751))			(20,313)
«Liabilities Net of Receivables and Other Assets – (1.66%)			(4,553,808)
Net Assets Applicable to 21,138,227 Shares Outstanding – 100.00%			$274,188,532

†Non income producing security.
@Illiquid security. At March 31, 2012, the aggregate amount of illiquid securities was $3,332,784, which represented 1.21% of the Fund’s net assets. See Note 4 in “Notes.”
§Developed Markets–countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets–developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $759,497, which represented 0.28% of the Fund's net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $8,942,003, which represented 3.26% of the Fund’s net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2012.
∆Securities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at the time of purchase.
«Includes foreign currency valued at $2,229,113 with a cost of $2,216,333.

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(226,053)	USD	235,326	5/2/12	$ 2,066
BAML	BRL	531,185	USD	(288,296)	5/2/12	498
BAML	CLP	(50,615,000)	USD	103,675	5/2/12	(131)
BAML	EUR	(84,000)	JPY	9,287,124	5/2/12	175
BAML	EUR	(925,482)	USD	1,220,895	5/2/12	13,560)
BAML	HUF	(162,533,800)	USD	730,000	5/2/12	(2,823)
BAML	JPY	(33,830,780)	USD	404,295	5/2/12	(4,489)
BAML	MXN	7,464,274	USD	(586,404)	5/2/12	(4,827)
BAML	NOK	(1,196,608)	USD	207,557	5/2/12	(2,328)
BAML	NZD	(84,484)	USD	68,527	5/2/12	(489)
BAML	RUB	10,524,550	USD	(357,570)	5/2/12	(453)
BAML	ZAR	(3,311,058)	USD	430,723	5/2/12	1,153
BCLY	EUR	(89,203)	USD	118,148	5/2/12	(836)
BCLY	JPY	12,352,985	USD	(147,359)	5/2/12	1,904
CITI	BRL	533,200	USD	(290,019)	5/2/12	(130)
CITI	EUR	(237,235)	USD	313,039	5/2/12	(3,396)
CITI	JPY	14,637,525	USD	(174,595)	5/2/12	2,273
JPMC	BRL	337,250	USD	(183,188)	5/2/12	167
JPMC	EUR	(205,487)	USD	271,037	5/2/12	(3,052)
JPMC	NOK	(1,983,607)	USD	343,631	5/2/12	(4,293)
GSC	BRL	670,316	USD	(363,611)	5/2/12	825
GSC	GBP	20,513	USD	(32,465)	5/2/12	336
GSC	NOK	(387,520)	USD	66,952	5/2/12	(1,018)
GSC	RUB	5,648,700	USD	(191,709)	5/2/12	(38)
HSBC	AUD	(441,738)	USD	459,805	5/2/12	3,985
HSBC	EUR	(65,086)	USD	85,894	5/2/12	(920)
HSBC	NOK	(1,168,749)	USD	203,010	5/2/12	(1,988)
HSBC	PLN	(636,480)	USD	200,000	5/2/12	(3,980)
MNB	HKD	314,539	USD	(40,518)	4/3/12	(13)
MNB	MYR	(1,812)	USD	591	4/2/12	(1)
MSC	AUD	(123,255)	USD	128,033	5/2/12	848
MSC	EUR	(541,256)	USD	721,895	5/2/12	(8,063)
MSC	GBP	(58,800)	USD	93,067	5/2/12	(960)
MSC	JPY	11,230,768	USD	(135,584)	5/2/12	119
MSC	NOK	(1,716,191)	USD	297,266	5/2/12	(3,753)
MSC	RUB	6,003,100	USD	(203,806)	5/2/12	(109)
						$(47,301)

Futures Contracts
				Unrealized
	Notional	Notional		Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
5 Euro-Bund	$ 909,379	923,486	6/12/12	$14,107
1 Long Gilt	180,935	183,153	6/30/12	2,218
(5) U.S. Treasury 10 yr Notes	(645,297)	(647,422)	6/29/12	(2,125)
8 U.S. Treasury Long Bond	1,110,024	1,102,250	6/21/12	(7,774)
	$1,555,041			$6,426

Swap Contracts
CDS Contracts

						Unrealized
	Swap		Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation		Value	Payments	Date	(Depreciation)
	Protection Purchased:
MSC	Finmeccania 5yr CDS	USD	50,000	5.00%	3/20/17	$(2,678)
	ITRAXX Crossover 16.1
MSC	5 yr CDS	EUR	880,000	5.00%	12/20/16	(50,287)
	ITRAXX Europe Subordinate Financials 17.1
MSC	5 yr CDS	EUR	1,905,000	5.00%	6/20/17	48,656
	Japan
MSC	5 yr CDS	USD	160,000	1.00%	9/20/16	(1,905)
MSC	5 yr CDS		226,000	1.00%	3/20/17	(4,696)
	Kingdom of Belgium
MSC	5 yr CDS		292,000	1.00%	12/20/16	(11,342)
MSC	5 yr CDS		90,000	1.00%	3/20/17	(4,147)
	Kingdom of Spain
MSC	5 yr CDS		603,000	1.00%	6/20/16	36,903
MSC	5 yr CDS		230,000	1.00%	9/20/16	2,318
MSC	5 yr CDS		190,000	1.00%	3/20/17	2,476
	Republic of France
MSC	5 yr CDS		445,000	0.25%	9/20/16	(4,944)
MSC	5 yr CDS		154,000	0.25%	12/20/16	(2,785)
	Republic of Italy
MSC	5 yr CDS		160,000	1.00%	9/20/16	2,424
MSC	5 yr CDS		90,000	1.00%	3/20/17	(4,611)
Total						$ 5,382

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts and swaps contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transaction, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Kroner
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Aggressive Allocation Fund (Fund).

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$231,112,265
Aggregate unrealized appreciation	$54,976,136
Aggregate unrealized depreciation	(7,325,748)
Net unrealized appreciation	$47,650,388

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $33,134,695 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$ -	$10,585,392	$ 952,307	$11,537,699
Common Stock	180,771,597	208,821	759,497	181,739,915
Corporate Debt	22,217	34,404,304	55,000	34,481,521
Foreign Debt	-	8,210,287	-	8,210,287
Exchange-Traded Funds	26,091,322	-	-	26,091,322
Other	63,484	-	-	63,484
U.S. Treasury Obligations	-	4,433,063	-	4,433,063
Short-Term Investments	25,391	12,179,971	-	12,205,362
Option Written	(20,313) -		-	(20,313)
Total	$206,953,698	$70,021,838	$1,766,804	$278,742,340

Foreign Currency Exchange
Contracts	$ -	$ (47,301)	$ -	$ (47,301)
Futures Contracts	$ 6,426	$ -	$ -	$ 6,426
Swap Contracts	$ -	$ 5,382	$ -	$ 5,382

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed &
	Mortgage-
	Backed	Common	Corporate
	Securities	Stock	Debt	Other	Total
Balance as of 12/31/11	$100,172	$ 49,350	$ -	$66,303	$ 215,825
Purchases	849,956	57,067	55,000	-	962,023
Sales	-	-	-	(75,245)	(75,245)
Transfers into Level 3	-	323,375	-	-	323,375
Net realized gain	-	-	-	51,002	51,002
Net change in unrealized
appreciation (depreciation)	2,179	329,705	-	(42,060)	289,824
Balance as of 3/31/12	$952,307	$ 759,497	$55,000	$ -	$1,766,804$1,766,804

Net change in unrealized
appreciation (depreciation) from
Level 3 investments still held
as of 3/31/12	$ 2,179	$305,555	$ -	$(42,060)	$ 265,674

During the period ended March 31, 2012, transfers into Level 3 investments from Level 1 investments were made in the amount of $323,375 for the Fund. This was due to lack of mark activity in 2012 compared to 2011. During the period ended March 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended March 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended March 31, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2011	7	$ 7,479
Options written	37	43,817
Options expired	(5)	(3,257)
Options terminated in closing
purchase transactions	(29)	(34,288)
Options outstanding at March 31, 2012	10	$13,751

Swap Contracts – The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2012, net unrealized appreciation of CDS contracts was $5,382. If a credit event had occurred for all open swap transactions where collateral posting was required as of March 31, 2012, the Fund would have received EUR 2,785,000 and USD 2,690,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporations, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on illiquid securities. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Mondrian International Value Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
∆Common Stock – 98.43%
Australia – 5.82%
Amcor	1,105,182	$8,516,509
AMP	2,362,969	10,572,960
QBE Insurance Group	646,763	9,492,266
Telstra	995,400	3,391,942
		31,973,677
Belgium – 0.00%
†*Ageas VVPR Strip	340,580	454
		454
France – 15.34%
Carrefour	515,567	12,359,357
Cie de Saint-Gobain	194,610	8,690,751
France Telecom	1,021,790	15,132,897
†*GDF Suez VVPR Strip	60,186	80
Sanofi	216,881	16,842,641
Societe Generale	164,230	4,810,892
Total	286,591	14,615,790
Vallourec	42,231	2,675,265
Vinci	174,778	9,113,924
		84,241,597
Germany – 6.07%
Deutsche Telekom	1,180,711	14,214,413
RWE	400,065	19,103,659
		33,318,072
Israel – 2.45%
Teva Pharmaceutical Industries ADR	298,500	13,450,410
		13,450,410
Italy – 3.64%
ENI	589,747	13,834,818
Intesa Sanpaolo	3,445,799	6,176,338
		20,011,156
Japan – 20.59%
Astellas Pharma	357,400	14,678,505
Canon	356,400	16,833,049
HOYA	235,900	5,297,314
Kao	445,900	11,698,916
Nintendo	35,700	5,368,907
Seven & I Holdings	552,400	16,401,512
Shin-Etsu Chemical	73,700	4,255,433
Takeda Pharmaceutical	302,400	13,314,586
Tokio Marine Holdings	468,700	12,857,616
Toyota Motor	244,300	10,535,133
Trend Micro	57,800	1,775,508
		113,016,479
Netherlands – 5.31%
†ING Groep CVA	805,599	6,711,696
Koninklijke Ahold	973,453	13,488,772
Reed Elsevier	701,064	8,953,311
		29,153,779
Singapore – 3.91%
Jardine Matheson Holdings	106,000	5,300,000
Singapore Telecommunications	3,230,000	8,094,916
United Overseas Bank	551,857	8,056,787
		21,451,703
Spain – 5.90%
Banco Santander	603,298	4,642,475
†Distribuidora Internacional de Alimentacion	277,016	1,373,217
Iberdrola	2,172,076	12,331,631
Telefonica	858,983	14,073,484
		32,420,807
Switzerland – 6.40%
Novartis	278,101	15,391,521
SGS	2,623	5,102,457
†Zurich Financial Services	54,390	14,617,275
		35,111,253
Taiwan – 1.94%
Taiwan Semiconductor Manufacturing ADR	695,416	10,625,956
		10,625,956
United Kingdom – 21.06%
BG Group	475,419	11,010,721
BP	1,821,440	13,475,479
Compass Group	1,110,687	11,644,881
Experian	354,986	5,533,039
GlaxoSmithKline	645,733	14,423,298
Royal Dutch Shell Class A	420,078	14,706,222
Tesco	3,151,221	16,632,728
Unilever	485,836	16,038,733
Vodafone Group	4,407,933	12,140,562
		115,605,663
Total Common Stock (Cost $449,131,744)		540,381,006

Short-Term Investment – 1.04%
Money Market Mutual Fund – 1.04%
Dreyfus Treasury & Agency Cash Management Fund	5,732,600	5,732,600
Total Short-Term Investment (Cost $5,732,600)		5,732,600
Total Value of Securities – 99.47%
(Cost $454,864,344)		546,113,606
«Receivables and Other Assets Net of Liabilities – 0.53%		2,897,541
Net Assets Applicable to 36,004,608 Shares Outstanding – 100.00%		$549,011,147

∆Securities have been classified by country of origin.
†Non income producing security.
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
«Includes foreign currency valued at $945,378 with a cost of $944,356.

The following foreign currency exchange contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

				Unrealized
	Contracts to		Settlement	Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Date	(Depreciation)
MNB	AUD (669,389)	USD 696,416	4/4/12	$ 3,489
MNB	AUD (23,502,500)	USD 24,783,856	4/27/12	518,114
MNB	EUR 489,727	USD (650,602)	4/2/12	2,531
MNB	EUR 328,725	USD (438,684)	4/3/12	(272)
				$523,862

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
CVA–Dutch Certificate
EUR–European Monetary Unit
MNB–Mellon National Bank
USD–United States Dollar
VVPR Strip–Dividend Coupon

__________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mondrian International Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$464,608,467
Aggregate unrealized appreciation	$126,416,659
Aggregate unrealized depreciation	(44,911,520)
Net unrealized appreciation	$ 81,505,139

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $79,091,261 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in futures years will expire as follows: $73,766,373 expires in 2017 and $5,324,888 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$540,381,006	$ -	$540,381,006
Short-Term Investment	5,732,600	-	5,732,600
Total	$546,113,606	$ -	$546,113,606

Foreign Currency Exchange Contracts	$ -	$ 523,862	$ 523,862

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected Profile Moderate Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 80.53%
Equity Funds – 30.55%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	5,249,374	$60,451,785
LVIP SSgA S&P 500 Index Fund	30,569,495	305,908,933
LVIP SSgA Small-Cap Index Fund	5,626,931	107,631,928
		473,992,646
Fixed Income Funds – 25.94%
*Lincoln Variable Insurance Products Trust –
LVIP BlackRock Inflation Protected Bond Fund	5,193,911	57,886,136
LVIP Delaware Bond Fund	17,221,723	242,361,305
LVIP Delaware Diversified Floating Rate Fund	5,814,870	58,288,261
LVIP J.P. Morgan High Yield Fund	4,116,947	43,907,240
		402,442,942
International Equity Funds – 19.36%
*Lincoln Variable Insurance Products Trust –
†LVIP Cohen & Steers Global Real Estate Fund	3,935,024	29,819,611
LVIP MFS International Growth Fund	2,441,256	30,452,233
LVIP Mondrian International Value Fund	2,959,361	45,136,172
LVIP SSgA Developed International 150 Fund	5,654,578	45,095,257
LVIP SSgA Emerging Markets 100 Fund	1,205,232	14,500,142
LVIP SSgA International Index Fund	17,825,082	135,417,148
		300,420,563
International Fixed Income Fund – 4.68%
*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	6,305,393	72,663,347
		72,663,347
Total Affiliated Investment Companies (Cost $1,119,742,875)		1,249,519,498

Unaffiliated Investment Companies – 15.38%
Commodity Fund – 0.92%
**PIMCO CommodityRealReturn Strategy Portfolio	2,137,540	14,300,146
		14,300,146
Equity Funds – 7.74%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	4,476,338	45,524,357
Delaware VIP Value Series	2,327,972	44,627,232
***Fidelity® Variable Life Insurance Products –
Fidelity VIP Mid Cap Portfolio	905,212	29,899,154
		120,050,743
Fixed Income Funds – 6.72%
****American Funds® –
American Funds Mortgage Fund	1,301,254	13,220,745
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	8,139,316	90,997,549
		104,218,294
Total Unaffiliated Investment Companies (Cost $188,732,892)		238,569,183

Short-Term Investment – 3.50%
Money Market Mutual Fund – 3.50%
Dreyfus Treasury & Agency Cash Management Fund	54,372,161	54,372,161
Total Short-Term Investment (Cost $54,372,161)		54,372,161

Total Value of Securities – 99.41%
(Cost $1,362,847,928)		1,542,460,842
«Receivables and Other Assets Net of Liabilities – 0.59%		9,187,321
Net Assets Applicable to 123,367,917 Shares Outstanding – 100.00%		$1,551,648,163

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.
***Initial Class.
****Class F-2 shares.
«Includes foreign currency valued at $706,915 with a cost of $704,037 and $1,670,652 pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
26 BP Currency	$ 2,565,277	$2,598,050	6/21/12	$ 32,773
33 Euro Currency	5,458,278	5,502,337	6/21/12	44,059
165 Euro STOXX 50	5,374,476	5,301,059	6/16/12	(73,417)
28 FTSE 100 Index	2,599,851	2,565,934	6/16/12	(33,917)
13 Japanese Yen Currency	1,964,620	1,962,675	6/21/12	(1,945)
55 MINI MSCI Emerging Markets	2,897,338	2,857,800	6/18/12	(39,538)
15 Nikkei 225	1,796,646	1,828,230	6/8/12	31,584
49 Russell 2000 MINI	4,084,090	4,055,730	6/18/12	(28,360)
334 S&P 500 EMINI	23,126,074	23,433,440	6/16/12	307,366
12 S&P Mid 400 EMINI	1,186,382	1,190,760	6/18/12	4,378
	$51,053,032			$242,983

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile Moderate Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,380,819,838
Aggregate unrealized appreciation	$ 182,219,144
Aggregate unrealized depreciation	(20,578,140)
Net unrealized appreciation	$ 161,641,004

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $63,037,054 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire as follows: $51,004,692 expires in 2017 and $12,032,362 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$1,488,088,681
Short-Term Investment	54,372,161
Total	$1,542,460,842

Futures Contracts	$ 242,983

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Investments
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected Profile Conservative Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 81.86%
Equity Funds – 23.40%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	961,759	$11,075,612
LVIP SSgA S&P 500 Index Fund	9,573,990	95,806,918
LVIP SSgA Small-Cap Index Fund	1,179,328	22,558,186
		129,440,716
Fixed Income Funds – 42.72%
*Lincoln Variable Insurance Products Trust –
LVIP BlackRock Inflation Protected Bond Fund	2,379,911	26,524,104
LVIP Delaware Bond Fund	12,245,331	172,328,538
LVIP Delaware Diversified Floating Rate Fund	2,131,525	21,366,410
LVIP J.P. Morgan High Yield Fund	1,508,338	16,086,427
		236,305,479
International Equity Funds – 9.96%
*Lincoln Variable Insurance Products Trust –
†LVIP Cohen & Steers Global Real Estate Fund	720,972	5,463,523
LVIP Mondrian International Value Fund	722,878	11,025,336
LVIP SSgA Developed International 150 Fund	1,381,207	11,015,128
LVIP SSgA International Index Fund	3,628,217	27,563,562
		55,067,549
International Fixed Income Fund – 5.78%
*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	2,773,639	31,963,418
		31,963,418
Total Affiliated Investment Companies (Cost $410,987,958)		452,777,162

Unaffiliated Investment Companies – 15.86%
Commodity Fund – 0.95%
**PIMCO CommodityRealReturn Strategy Portfolio	783,547	5,241,930
		5,241,930
Equity Funds – 5.87%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	1,616,699	16,441,834
Delaware VIP Value Series	551,478	10,571,839
***Fidelity® Variable Life Insurance Products –
Fidelity VIP Mid Cap Portfolio	165,857	5,478,265
		32,491,938
Fixed Income Funds – 9.04%
****American Funds® –
American Funds Mortgage Fund	1,301,283	13,221,034
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	3,291,117	36,794,689
		50,015,723
Total Unaffiliated Investment Companies (Cost $70,206,491)		87,749,591

Short-Term Investment – 2.90%
Money Market Mutual Fund – 2.90%
Dreyfus Treasury & Agency Cash Management Fund	16,043,416	16,043,416
Total Short-Term Investment (Cost $16,043,416)		16,043,416

Total Value of Securities – 100.62%
(Cost $497,237,865)		556,570,169
«Liabilities Net of Receivables and Other Assets – (0.62%)		(3,445,097)
Net Assets Applicable to 42,916,687 Shares Outstanding – 100.00%		$553,125,072

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.
***Initial Class.
****Class F-2 shares.
«Includes foreign currency valued at $753,605 with a cost of $749,565 and $2,729,244 pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
26 BP Currency	$ 2,539,914	$2,598,050	6/21/12	$ 58,136
33 Euro Currency	5,428,678	5,502,337	6/21/12	73,659
183 Euro STOXX 50	5,920,889	5,879,356	6/16/12	(41,533)
30 FTSE 100 Index	2,772,049	2,749,214	6/16/12	(22,835)
13 Japanese Yen Currency	1,970,938	1,962,675	6/21/12	(8,263)
33 MINI MSCI Emerging Markets	1,740,936	1,714,680	6/18/12	(26,256)
18 Nikkei 225	2,153,954	2,193,876	6/8/12	39,922
107 Russell 2000 MINI	8,689,099	8,856,390	6/18/12	167,291
482 S&P 500 EMINI	32,942,170	33,817,120	6/16/12	874,950
12 S&P Mid 400 EMINI	1,178,632	1,190,760	6/18/12	12,128
	$65,337,259			$1,127,199

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile Conservative Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$503,891,128
Aggregate unrealized appreciation	$ 60,141,372
Aggregate unrealized depreciation	(7,462,331)
Net unrealized appreciation	$ 52,679,041

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$540,526,753
Short-Term Investment	16,043,416
Total	$556,570,169

Futures Contracts	$ 1,127,199

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Investments
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected Profile Growth Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 80.85%
Equity Funds – 33.57%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	3,502,017	$40,329,224
LVIP SSgA S&P 500 Index Fund	23,577,282	235,937,856
LVIP SSgA Small-Cap Index Fund	3,753,300	71,793,126
		348,060,206
Fixed Income Funds – 18.45%
*Lincoln Variable Insurance Products Trust –
LVIP BlackRock Inflation Protected Bond Fund	2,599,418	28,970,514
LVIP Delaware Bond Fund	8,767,796	123,389,195
LVIP Delaware Diversified Floating Rate Fund	1,940,058	19,447,138
LVIP J.P. Morgan High Yield Fund	1,831,359	19,531,446
		191,338,293
International Equity Funds – 25.09%
*Lincoln Variable Insurance Products Trust –
†LVIP Cohen & Steers Global Real Estate Fund	3,937,940	29,841,707
LVIP MFS International Growth Fund	1,607,226	20,048,539
LVIP Mondrian International Value Fund	1,974,224	30,110,861
LVIP SSgA Developed International 150 Fund	3,772,193	30,083,236
LVIP SSgA Emerging Markets 100 Fund	1,608,302	19,349,484
LVIP SSgA International Index Fund	17,201,833	130,682,329
		260,116,156
International Fixed Income Fund – 3.74%
*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	3,366,717	38,798,050
		38,798,050
Total Affiliated Investment Companies (Cost $757,774,492)		838,312,705

Unaffiliated Investment Companies – 15.20%
Commodity Fund – 1.84%
**PIMCO Commodity RealReturn Strategy Portfolio	2,852,714	19,084,654
		19,084,654
Equity Funds – 7.60%
*Delaware VIP Trust –
Delaware VIP U.S. Growth Series	2,948,272	29,983,926
Delaware VIP Value Series	1,504,240	28,836,275
***Fidelity® Variable Life Insurance Products –
Fidelity VIP Mid Cap Portfolio	603,925	19,947,630
		78,767,831
Fixed Income Funds – 5.76%
****American Funds® –
American Funds Mortgage Fund	954,951	9,702,305
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	4,474,477	50,024,650
		59,726,955
Total Unaffiliated Investment Companies (Cost $126,715,466)		157,579,440

Short-Term Investment – 4.02%
Money Market Mutual Fund – 4.02%
Dreyfus Treasury & Agency Cash Management Fund	41,696,957	41,696,957
Total Short-Term Investment (Cost $41,696,957)		41,696,957

Total Value of Securities – 100.07%
(Cost $926,186,915)		1,037,589,102
«Liabilities Net of Receivables and Other Assets – (0.07%)		(691,667)
Net Assets Applicable to 87,130,765 Shares Outstanding – 100.00%		$1,036,897,435

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.
***Initial Class.
****Class F-2 shares.
«Includes foreign currency valued at $86,692 with a cost of $86,437 and $387,487 pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts
				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
(3) BP Currency	$ (298,435)	$(299,775)	6/21/12	$ (1,340)
(4) Euro Currency	(664,088)	(666,950)	6/21/12	(2,862)
(9) Euro STOXX 50	(288,053)	(289,149)	6/16/12	(1,096)
(1) FTSE 100 Index	(91,391)	(91,641)	6/16/12	(250)
(6) MINI MSCI Emerging Markets	(305,957)	(311,760)	6/18/12	(5,803)
(1) Nikkei 225	(121,873)	(121,882)	6/8/12	(9)
(39) Russell 2000 MINI	(3,188,330)	(3,228,030)	6/18/12	(39,700)
(32) S&P 500 EMINI	(2,223,128)	(2,245,120)	6/16/12	(21,992)
(1) S&P Mid 400 EMINI	(98,538)	(99,230)	6/18/12	(692)
	$(7,279,793)			$(73,744)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile Growth Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:
Cost of investments	$938,966,121
Aggregate unrealized appreciation	$113,480,933
Aggregate unrealized depreciation	(14,857,952)
Net unrealized appreciation	$ 98,622,981

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $98,245,609 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years will expire as follows: $77,398,724 expires in 2017 and $20,846,885 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$ 995,892,145
Short-Term Investment	41,696,957
Total	$1,037,589,102

Futures Contracts	$ (73,744)
There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Investments
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Global Tactical Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–61.08%
Equity Funds–25.69%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	3,538,437	$40,748,643
LVIP SSgA S&P 500 Index Fund	4,067,699	40,705,465
LVIP SSgA Small-Cap Index Fund	390,974	7,478,548
LVIP SSgA Small-Mid Cap 200 Fund	473,761	6,408,087
		95,340,743
Fixed Income Fund–16.47%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	5,340,436	61,126,633
		61,126,633
International Equity Funds–18.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	4,627,391	36,903,442
LVIP SSgA Emerging Markets 100 Fund	919,393	11,061,222
LVIP SSgA International Index Fund	2,927,636	22,241,252
		70,205,916
Total Affiliated Investment Companies (Cost $212,224,768)		226,673,292

Unaffiliated Investment Companies–38.31%
Commodity Fund–3.09%
†SPDR® Gold Shares ETF	70,712	11,465,244
		11,465,244
Equity Funds–11.70%
SPDR® S&P 500 ETF	223,477	31,447,683
SPDR® S&P 600 Small Cap ETF	325	23,997
SPDR® S&P MidCap 400 ETF	66,183	11,957,283
		43,428,963
Fixed Income Funds–17.53%
iShares iBoxx Investment Grade Corporate Bond Fund	63,795	7,381,082
SPDR® Barclays Capital Aggregate Bond ETF	191,876	11,082,758
SPDR® Barclays Capital High Yield Bond ETF	186,438	7,340,064
SPDR® Barclays Capital Intermediate Term Corporate Bond ETF	436,458	14,791,561
SPDR® Barclays Capital Short-Term Corporate Bond ETF	11,809	360,529
SPDR® Barclays Capital TIPS ETF	221,558	12,927,908
SPDR® DB International Government Inflation-Protected Bond ETF	184,820	11,172,369
		65,056,271
International Equity Funds–5.99%
SPDR® S&P Emerging Markets ETF	168,150	11,118,078
SPDR® S&P World ex-US ETF	454,382	11,118,728
		22,236,806
Total Unaffiliated Investment Companies (Cost $131,431,715)		142,187,284

Short-Term Investment–0.63%
Money Market Mutual Fund–0.63%
Dreyfus Treasury & Agency Cash Management Fund	2,349,813	2,349,813
Total Short-Term Investment (Cost $2,349,813)		2,349,813

Total Value of Securities–100.02%
(Cost $346,006,296)		371,210,389
Liabilities Net of Receivables and Other Assets–(0.02%)		(58,471)
Net Assets Applicable to 33,869,029 Shares Outstanding–100.00%		$371,151,918

*Standard Class shares.
†Non income producing security.

Summary of Abbreviations:
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Global Tactical Allocation Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value.  The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$350,145,272
Aggregate unrealized appreciation	$ 25,204,093
Aggregate unrealized depreciation	(4,138,976)
Net unrealized appreciation	$ 21,065,117

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $44,199,784 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire as follows: $40,556,592 expires in 2017 and $3,265,118 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $378,074 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$368,860,576
Short-Term Investment	2,349,813
Total	$371,210,389

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Capital Growth Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.47%
Aerospace & Defense – 1.03%
Boeing	52,310	$3,890,295
		3,890,295
Air Freight & Logistics – 1.62%
C.H. Robinson Worldwide	46,445	3,041,683
Expeditors International of Washington	66,680	3,101,287
		6,142,970
Auto Components – 0.15%
†Allison Transmission Holdings	23,200	554,016
		554,016
Automobiles – 1.37%
Harley-Davidson	105,670	5,186,284
		5,186,284
Biotechnology – 1.06%
†Gilead Sciences	82,170	4,014,005
		4,014,005
Capital Markets – 1.02%
Ameriprise Financial	4,250	242,803
BlackRock	17,720	3,630,828
		3,873,631
Chemicals – 1.70%
Monsanto	80,740	6,439,822
		6,439,822
Communications Equipment – 6.47%
†Acme Packet	167,435	4,607,811
†F5 Networks	36,435	4,917,268
†Juniper Networks	239,245	5,473,926
QUALCOMM	140,000	9,522,799
		24,521,804
Computers & Peripherals – 13.37%
†Apple	59,085	35,419,684
†EMC	383,315	11,453,452
†NetApp	85,180	3,813,509
		50,686,645
Consumer Finance – 1.02%
American Express	66,825	3,866,495
		3,866,495
Electrical Equipment – 1.12%
AMETEK	87,560	4,247,536
		4,247,536
Energy Equipment & Services – 5.39%
†Cameron International	67,890	3,586,629
Diamond Offshore Drilling	2,720	181,560
ENSCO ADR	86,210	4,563,095
National Oilwell Varco	76,370	6,069,124
Schlumberger	86,310	6,035,658
		20,436,066
Food Products – 2.55%
†Green Mountain Coffee Roasters	206,360	9,665,902
		9,665,902
Health Care Equipment & Supplies – 3.67%
Covidien	63,110	3,450,855
†Edwards Lifesciences	79,535	5,784,581
†Hologic	217,635	4,690,034
		13,925,470
Health Care Providers & Services – 1.34%
UnitedHealth Group	86,400	5,092,416
		5,092,416
Hotels, Restaurants & Leisure – 4.54%
Dunkin' Brands Group	121,100	3,646,321
Las Vegas Sands	81,385	4,685,334
†MGM Resorts International	144,685	1,970,610
Starbucks	80,225	4,483,775
Yum Brands	34,020	2,421,544
		17,207,584
Household Durables – 1.05%
D.R. Horton	151,130	2,292,642
Lennar Class A	47,830	1,300,019
†Tempur-Pedic International	4,530	382,468
		3,975,129
Internet & Catalog Retail – 3.34%
†Amazon.com	26,560	5,378,666
†priceline.com	10,180	7,304,150
		12,682,816
Internet Software & Services – 6.49%
†eBay	395,970	14,607,333
†Google Class A	10,470	6,713,783
VeriSign	85,290	3,270,019
		24,591,135
IT Services – 3.59%
†Alliance Data Systems	36,320	4,574,867
†Cognizant Technology Solutions Class A	54,625	4,203,394
MasterCard Class A	11,460	4,819,388
		13,597,649
Life Sciences Tools & Services – 1.49%
Agilent Technologies	126,520	5,631,405
		5,631,405
Machinery – 5.05%
Caterpillar	19,195	2,044,651
Cummins	52,010	6,243,280
Eaton	74,365	3,705,608
Illinois Tool Works	63,455	3,624,550
Joy Global	47,930	3,522,855
		19,140,944
Media – 4.44%
Disney (Walt)	115,050	5,036,889
News Class A	364,175	7,170,605
†Sirius XM Radio	2,000,405	4,620,936
		16,828,430
Metals & Mining – 0.38%
Walter Energy	24,555	1,453,902
		1,453,902
Oil, Gas & Consumable Fuels – 3.24%
Anadarko Petroleum	73,365	5,747,413
†Cobalt International Energy	98,850	2,968,466
EOG Resources	32,275	3,585,753
		12,301,632
Professional Services – 0.36%
†IHS Class A	14,777	1,383,866
		1,383,866
Road & Rail – 0.92%
Hunt (J.B.) Transport	64,315	3,496,807
		3,496,807
Semiconductors & Semiconductor Equipment – 6.08%
Altera	340,015	13,539,397
Analog Devices	13,230	534,492
†Broadcom Class A	165,280	6,495,504
†Skyworks Solutions	90,070	2,490,436
		23,059,829
Software – 8.44%
†BMC Software	99,019	3,976,603
†Citrix Systems	91,035	7,183,571
Oracle	397,335	11,586,288
†Rovi	62,520	2,035,026
†salesforce.com	13,145	2,031,034
†TIBCO Software	94,890	2,894,145
†VMware Class A	20,515	2,305,271
		32,011,938
Specialty Retail – 3.08%
Abercrombie & Fitch	103,850	5,151,999
Lowe's	207,430	6,509,153
		11,661,152
Textiles, Apparel & Luxury Goods – 3.10%
Coach	62,485	4,828,841
†Fossil	41,140	5,429,657
†Michael Kors Holdings	9,020	420,242
Polo Ralph Lauren Class A	4,080	711,266
PVH	4,270	381,439
		11,771,445
Total Common Stock (Cost $293,292,914)		373,339,020

Short-Term Investment – 2.16%
Money Market Mutual Fund – 2.16%
Dreyfus Treasury & Agency Cash Management Fund	8,200,648	8,200,648
Total Short-Term Investment (Cost $8,200,648)		8,200,648
Total Value of Securities – 100.63%
(Cost $301,493,562)		381,539,668
Liabilities Net of Receivables and Other Assets – (0.63%)		(2,396,808)
Net Assets Applicable to 13,584,669 Shares Outstanding – 100.00%		$379,142,860

†Non income producing security.

ADR – American Depositary Receipts
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Capital Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$303,821,296
Aggregate unrealized appreciation	$ 86,862,064
Aggregate unrealized depreciation	(9,143,692)
Net unrealized appreciation	$ 77,718,372

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $59,788,677 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $18,965,032 expires in 2016 and $40,823,645 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Common Stock	Level 1
Short-Term Investment	$373,339,020
Total	8,200,648
$381,539,668

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP MFS International Growth Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 98.96%
Australia – 3.09%
Iluka Resources	65,328	$1,203,733
Newcrest Mining	48,046	1,476,985
Rio Tinto	67,463	4,569,811
		7,250,529
Brazil – 6.00%
Banco Santander Brasil ADR	126,650	1,161,381
BM&FBovespa	274,200	1,680,661
Brasil Brokers Participacoes	319,900	1,382,527
Cia Hering	15,900	410,640
Diagnosticos da America	81,700	627,859
Fleury	69,100	913,688
Itau Unibanco Holding ADR	127,140	2,439,816
Lojas Renner	37,300	1,275,104
LPS Brasil Consultoria de Imoveis	54,800	1,125,026
Tim Participacoes ADR	95,460	3,079,539
		14,096,241
Canada – 2.74%
Canadian National Railway	44,350	3,522,720
Goldcorp	32,840	1,480,113
Suncor Energy	43,766	1,429,837
		6,432,670
Chile – 0.63%
Banco Santander Chile ADR	17,220	1,482,470
		1,482,470
■China – 1.68%
China Construction Bank	1,354,850	1,046,809
China Petroleum & Chemical	1,942,000	2,115,654
Guangzhou Automobile Group	780,000	773,411
		3,935,874
Denmark – 2.01%
Carlsberg Class B	25,521	2,108,796
Novo Nordisk Class B	18,940	2,622,492
		4,731,288
Finland – 0.86%
Kone Class B	36,241	2,018,861
		2,018,861
France – 14.79%
Air Liquide	18,867	2,515,191
Cie Generale d'Optique Essilor International	28,831	2,569,644
Danone	90,406	6,305,809
Dassault Systemes	32,566	2,996,349
Legrand	75,053	2,761,605
LVMH Moet Hennessy Louis Vuitton	39,456	6,780,152
Pernod-Ricard	34,453	3,602,342
Publicis Groupe	55,374	3,052,571
Schneider Electric	42,272	2,761,863
Technip	11,720	1,380,631
		34,726,157
Germany – 9.42%
Bayer	28,923	2,034,348
Bayerische Motoren Werke	35,296	3,174,099
Brenntag	20,358	2,492,954
Fresenius Medical Care	29,653	2,101,513
Infineon Technologies	135,014	1,380,351
Linde	32,832	5,891,461
SAP	40,165	2,804,718
Symrise	77,794	2,251,374
		22,130,818
■Hong Kong – 4.22%
AIA Group	728,800	2,670,027
China Unicom Hong Kong	1,294,000	2,192,881
Dairy Farm International Holdings	207,000	2,161,080
Li & Fung	1,258,000	2,886,778
		9,910,766
India – 0.57%
HDFC Bank ADR	38,920	1,327,172
		1,327,172
Indonesia – 0.49%
Bank Rakyat Indonesia Persero	1,510,500	1,148,073
		1,148,073
Ireland – 1.00%
Accenture Class A	36,450	2,351,025
		2,351,025
Israel – 2.48%
†Check Point Software Technologies	32,870	2,098,421
†NICE Systems ADR	54,650	2,147,745
Teva Pharmaceutical Industries ADR	35,035	1,578,677
		5,824,843
Italy – 0.78%
Saipem	35,256	1,821,052
		1,821,052
Japan – 10.57%
Honda Motor	73,900	2,807,459
Inpex	356	2,403,865
Japan Tobacco	516	2,904,584
JGC	94,000	2,912,484
Lawson	37,100	2,334,855
OBIC	5,910	1,197,920
Santen Pharmaceutical	48,300	2,062,457
Shin-Etsu Chemical	44,800	2,586,749
Unicharm	72,700	3,837,640
Yahoo Japan	5,460	1,766,248
		24,814,261
Macau – 0.37%
Sands China	223,200	872,324
		872,324
Netherlands – 4.25%
Akzo Nobel	43,008	2,539,222
ASML Holding	76,810	3,851,253
Heineken	64,375	3,577,954
		9,968,429
Panama – 0.99%
Copa Holdings Class A	29,220	2,314,224
		2,314,224
Peru – 1.21%
Credicorp	21,500	2,834,130
		2,834,130
Republic of Korea – 1.13%
Samsung Electronics	2,365	2,663,994
		2,663,994
Russia – 0.84%
Gazprom ADR	159,190	1,969,180
		1,969,180
South Africa – 0.48%
MTN Group	64,684	1,138,571
		1,138,571
Spain – 2.23%
Amadeus IT Holding	82,504	1,556,945
Inditex	38,483	3,686,007
		5,242,952
Sweden – 0.75%
Ericsson Class B	170,878	1,770,536
		1,770,536
Switzerland – 9.38%
Cie Financiere Richemont	36,722	2,302,498
†Credit Suisse Group	91,153	2,598,168
†Julius Baer Group	52,346	2,113,092
Kuehne & Nagel International	9,953	1,346,252
Nestle	69,673	4,383,989
Roche Holding	16,344	2,844,403
Schindler Holding	17,119	2,059,514
†Sonova Holding	28,181	3,131,222
Swatch Group	2,709	1,246,914
		22,026,052
Taiwan – 2.29%
Taiwan Semiconductor Manufacturing ADR	351,180	5,366,030
		5,366,030
Thailand – 1.05%
CP ALL	441,300	937,566
Siam Commercial Bank	330,700	1,539,262
		2,476,828
United Kingdom – 12.15%
Aberdeen Asset Management	397,906	1,635,627
Bellway	73,336	959,492
BG Group	118,304	2,739,925
Capita	107,668	1,261,435
Compass Group	360,158	3,776,039
Diageo	179,132	4,304,852
Experian	105,106	1,638,249
HSBC Holdings	291,378	2,585,615
Intertek Group	43,291	1,738,661
Michael Page International	181,107	1,390,424
Reckitt Benckiser Group	65,647	3,709,618
Standard Chartered	111,881	2,791,590
		28,531,527
United States – 0.51%
†Mettler-Toledo International	6,470	1,195,333
		1,195,333
Total Common Stock (Cost $200,251,800)		232,372,210
	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.76%
≠Discounted Commercial Paper – 0.75%
Bank of Nova Scotia 0.06% 4/2/12	$346,000	345,999
Barclays U.S. Funding 0.09% 4/2/12	1,421,000	1,420,970
		1,766,969
	Number of
	Shares
Money Market Mutual Fund – 0.01%
Dreyfus Treasury & Agency Cash Management Fund	13,988	13,988
		13,988
Total Short-Term Investments (Cost $1,780,984)		1,780,957
Total Value of Securities – 99.72%
(Cost $202,032,784)		234,153,167
êReceivables and Other Assets Net of Liabilities – 0.28%		660,441
Net Assets Applicable to 18,815,644 Shares Outstanding – 100.00%		$234,813,608

ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
êIncludes foreign currency valued at $68,840 with a cost of $68,930.

The following foreign currency exchange contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

				Unrealized
	Contracts to	In Exchange	Settlement	Appreciation
Counterparty	Receive (Deliver)	For	Date	(Depreciation)
MNB	BRL 1,549	USD (850)	4/2/12	$ (2)
MNB	BRL 775	USD (427)	4/3/12	(2)
MNB	CAD (12,938)	USD 12,939	4/2/12	(30)
MNB	GBP (113)	USD 179	4/2/12	(1)
				($35)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
BRL – Brazilian Real
CAD – Canadian Dollar
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP MFS International Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are normally valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$206,341,277
Aggregate unrealized appreciation	$ 36,857,835
Aggregate unrealized depreciation	(9,045,945)
Net unrealized appreciation	$ 27,811,890

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $42,280,880 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, expire as follows: $17,856,965 expires in 2016 and $24,423,915 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$232,372,210	$ -	$232,372,210
Short-Term Investments	13,988	1,766,969	1,780,957
Total	$232,386,198	$1,766,969	$234,153,167

Foreign Currency Exchange Contracts	$ -	$ (35)	$ (35)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Turner Mid-Cap Growth Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.36%
Aerospace & Defense – 1.64%
†Hexcel	20,140	$483,561
Triumph Group	8,900	557,674
		1,041,235
Air Freight & Logistics – 1.54%
Expeditors International of Washington	21,010	977,175
		977,175
Airlines – 0.78%
†United Continental Holdings	22,818	490,587
		490,587
Auto Components – 1.12%
†Borg Warner	8,390	707,613
		707,613
Automobiles – 1.01%
Harley-Davidson	12,980	637,058
		637,058
Beverages – 1.31%
†Monster Beverage	13,400	832,006
		832,006
Biotechnology – 3.69%
†Alexion Pharmaceuticals	12,020	1,116,177
†BioMarin Pharmaceuticals	8,530	292,153
†Cepheid	8,170	341,751
†Regeneron Pharmaceuticals	5,040	587,765
		2,337,846
Building Products – 0.69%
†Owens Corning	12,110	436,323
		436,323
Capital Markets – 1.37%
†Affiliated Managers Group	7,780	869,882
		869,882
Chemicals – 3.12%
Airgas	5,100	453,747
CF Industries Holdings	3,710	677,632
PPG Industries	8,800	843,040
		1,974,419
Commercial Banks – 2.07%
East West Bancorp	20,710	478,194
†First Republic Bank	14,050	462,807
†Signature Bank	5,840	368,154
		1,309,155
Commercial Services & Supplies – 0.72%
†Clean Harbors	6,780	456,497
		456,497
Communications Equipment – 3.87%
†Acme Packet	6,780	186,586
†F5 Networks	6,960	939,321
†JDS Uniphase	41,900	607,131
†Juniper Networks	31,290	715,915
		2,448,953
Computers & Peripherals – 1.86%
†SanDisk	23,690	1,174,787
		1,174,787
Construction & Engineering – 0.94%
KBR	16,720	594,396
		594,396
Containers & Packaging – 0.66%
†Crown Holdings	11,390	419,494
		419,494
Diversified Financial Services – 0.69%
†IntercontinentalExchange	3,170	435,621
		435,621
Electrical Equipment – 2.07%
Cooper Industries	11,750	751,413
Roper Industries	5,620	557,279
		1,308,692
Energy Equipment & Services – 2.91%
†Cameron International	15,490	818,337
†FMC Technologies	13,100	660,502
†Rowan	11,080	364,864
		1,843,703
Food & Staples Retailing – 1.66%
Whole Foods Market	12,650	1,052,480
		1,052,480
Food Products – 1.74%
Hershey	8,700	533,571
Mead Johnson Nutrition	6,900	569,112
		1,102,683
Health Care Equipment & Supplies – 1.97%
†IDEXX Laboratories	4,120	360,294
†Intuitive Surgical	1,640	888,470
		1,248,764
Health Care Providers & Services – 3.29%
†AMERIGROUP	6,340	426,555
AmerisourceBergen	12,020	476,954
Universal Health Services Class B	9,410	394,373
†WellCare Health Plans	10,900	783,492
		2,081,374
Health Care Technology – 2.05%
†Cerner	9,410	716,665
†SXC Health Solutions	7,710	577,942
		1,294,607
Hotels, Restaurants & Leisure – 4.66%
Arcos Dorados Holdings	17,910	323,992
†MGM Resorts International	41,240	561,689
Starwood Hotels & Resorts Worldwide	22,850	1,288,969
Wynn Resorts	6,230	778,002
		2,952,652
Internet & Catalog Retail – 0.70%
†Shutterfly	14,110	442,066
		442,066
Internet Software & Services – 1.09%
†LinkedIn Class A	6,790	692,512
		692,512
IT Services – 1.80%
†Fiserv	9,160	635,613
†VeriFone Systems	9,690	502,620
		1,138,233
Life Sciences Tools & Services – 2.35%
Agilent Technologies	18,830	838,124
†Illumina	4,320	227,275
†Waters	4,540	420,676
		1,486,075
Machinery – 1.96%
Joy Global	9,640	708,540
Stanley Black & Decker	6,910	531,794
		1,240,334
Marine – 0.92%
†Kirby	8,860	582,899
		582,899
Metals & Mining – 1.19%
Cliffs Natural Resources	10,850	751,471
		751,471
Multiline Retail – 2.74%
Family Dollar Stores	10,850	686,588
Nordstrom	18,780	1,046,422
		1,733,010
Oil, Gas & Consumable Fuels – 6.40%
†Alpha Natural Resources	27,580	419,492
Cabot Oil & Gas	23,200	723,144
†Concho Resources	8,870	905,450
Peabody Energy	14,340	415,286
†Plains Exploration & Production	9,270	395,366
Range Resources	3,560	206,978
SM Energy	13,940	986,534
		4,052,250
Pharmaceuticals – 1.02%
Perrigo	6,280	648,787
		648,787
Professional Services – 2.25%
Equifax	11,390	504,121
Manpower	11,360	538,124
Towers Watson Class A	5,820	384,527
		1,426,772
Real Estate Investment Trusts – 0.46%
Camden Property Trust	4,440	291,930
		291,930
Real Estate Management & Development – 1.49%
†CBRE Group Class A	47,110	940,316
		940,316
Road & Rail – 0.79%
†Genesee & Wyoming	9,180	501,044
		501,044
Semiconductors & Semiconductor Equipment – 12.77%
Altera	14,460	575,797
Avago Technologies	25,470	992,566
†Broadcom Class A	32,940	1,294,542
†Lam Research	26,610	1,187,338
†LSI	109,830	953,324
†NXP Semiconductor	18,120	482,173
†ON Semiconductor	154,310	1,390,333
†Teradyne	71,370	1,205,439
		8,081,512
Software – 4.68%
†Citrix Systems	15,620	1,232,574
†Fortinet	18,250	504,613
†salesforce.com	4,600	710,746
†TIBCO Software	16,810	512,705
		2,960,638
Specialty Retail – 2.65%
†Bed Bath & Beyond	16,950	1,114,801
Guess	17,950	560,938
		1,675,739
Textiles, Apparel & Luxury Goods – 3.95%
Coach	9,590	741,115
†Deckers Outdoor	8,210	517,641
†lululemon athletica	6,460	482,433
Ralph Lauren	4,370	761,822
		2,503,011
Trading Companies & Distributors – 0.72%
Grainger (W.W.)	2,130	457,545
		457,545
Total Common Stock (Cost $49,311,582)		61,634,146
Short-Term Investment – 2.70%
Money Market Mutual Fund – 2.70%
Dreyfus Treasury & Agency Cash Management Fund	1,710,276	1,710,276
Total Short-Term Investment (Cost $1,710,276)		1,710,276
Total Value of Securities – 100.06%
(Cost $51,021,858)		63,344,422
Liabilities Net of Receivables and Other Assets – (0.06%)		(36,006)
Net Assets Applicable to 5,350,549 Shares Outstanding – 100.00%		$63,308,416

†Non income producing security.
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Turner Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$51,162,312
Aggregate unrealized appreciation	$13,354,162
Aggregate unrealized depreciation	(1,172,052)
Net unrealized appreciation	$12,182,110
For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $6,194,465 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $770,028 expires in 2016 and $5,424,437 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Common Stock	$61,634,146
Short-Term Investment	1,710,276
Total	$63,344,422

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk
The Fund may invest a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Mid-Cap Value Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.25%
Aerospace & Defense – 2.89%
†Esterline Technologies	17,900	$1,279,134
†Teledyne Technologies	28,000	1,765,400
		3,044,534
Airlines – 0.79%
†Delta Air Lines	84,150	833,927
		833,927
Beverages – 1.58%
Molson Coors Brewing Class B	36,800	1,665,200
		1,665,200
Capital Markets – 2.15%
†E Trade Financial	38,400	420,480
Invesco	48,900	1,304,163
†LPL Investment Holdings	1,900	72,086
Solar Capital	21,142	466,604
*=@†Solar Cayman Escrow	26,800	2,680
		2,266,013
Chemicals – 5.81%
CF Industries Holdings	3,600	657,540
FMC	20,700	2,191,302
Incitec Pivot	226,920	740,352
Methanex	56,800	1,842,024
Yingde Gases	607,500	689,985
		6,121,203
Commercial Banks – 6.73%
Comerica	36,900	1,194,084
Fifth Third Bancorp	34,700	487,535
First Midwest Bancorp	37,600	450,448
Huntington Bancshares	91,472	589,994
M&T Bank	11,300	981,744
†Popular	460,400	943,820
Regions Financial	245,200	1,615,868
TCF Financial	69,800	829,922
		7,093,415
Communications Equipment – 0.96%
Harris	22,400	1,009,792
		1,009,792
Construction & Engineering – 1.28%
URS	31,600	1,343,632
		1,343,632
Containers & Packaging – 4.21%
Greif Class A	19,500	1,090,440
†Owens-Illinois	51,600	1,204,344
Packaging Corp of America	32,600	964,634
Rexam	80,835	553,497
Sealed Air	32,100	619,851
		4,432,766
Diversified Consumer Services – 0.33%
DeVry	10,400	352,248
		352,248
Diversified Financial Services – 1.53%
†PHH	104,300	1,613,521
		1,613,521
Electric Utilities – 3.70%
Northeast Utilities	47,700	1,770,624
NV Energy	132,200	2,131,064
		3,901,688
Electrical Equipment – 1.88%
Hubbell Class B	25,200	1,980,216
		1,980,216
Electronic Equipment, Instruments & Components – 3.06%
†Arrow Electronics	67,900	2,849,763
†Flextronics International	52,100	376,683
		3,226,446
Energy Equipment & Services – 2.19%
ENSCO ADR	19,800	1,048,014
Tidewater	23,300	1,258,666
		2,306,680
Food Products – 3.47%
Bunge	14,800	1,012,912
Corn Products International	19,500	1,124,175
Cosan Class A	38,000	564,300
Maple Leaf Foods	80,000	953,536
		3,654,923
Gas Utilities – 1.16%
UGI	44,900	1,223,525
		1,223,525
Health Care Equipment & Supplies – 0.60%
†Boston Scientific	105,000	627,900
		627,900
Health Care Providers & Services – 4.13%
AmerisourceBergen	16,900	670,592
†Brookdale Senior Living	68,000	1,272,960
CIGNA	36,100	1,777,925
†Vanguard Health Systems	63,600	627,096
		4,348,573
Household Durables – 3.41%
Lennar Class A	60,000	1,630,800
†Toll Brothers	81,800	1,962,382
		3,593,182
Household Products – 0.90%
†Energizer Holdings	12,800	949,504
		949,504
Insurance – 8.01%
Everest Re Group	19,100	1,767,132
Platinum Underwriters Holdings	29,090	1,061,785
Principal Financial Group	47,700	1,407,627
Reinsurance Group of America	38,931	2,315,227
Unum Group	77,100	1,887,408
		8,439,179
IT Services – 0.92%
Booz Allen Hamilton Holding	56,800	967,304
	967,304
Leisure Equipment & Products – 1.47%
Mattel	46,100	1,551,726
		1,551,726
Machinery – 5.29%
†AGCO	19,500	920,595
Barnes Group	60,300	1,586,493
Dover	17,000	1,069,980
Pentair	42,000	1,999,620
		5,576,688
Media – 0.64%
Virgin Media	27,100	676,958
		676,958
Multiline Retail – 0.78%
Family Dollar Stores	13,000	822,640
		822,640
Multi-Utilities – 2.01%
Alliant Energy	23,600	1,022,352
Wisconsin Energy	31,000	1,090,580
		2,112,932
Oil, Gas & Consumable Fuels – 4.79%
†Cobalt International Energy	72,300	2,171,169
CONSOL Energy	17,300	589,930
Japan Petroleum Exploration	19,300	898,732
†Lone Pine Resources	91,900	597,350
†Newfield Exploration	22,800	790,704
		5,047,885
Paper & Forest Products – 1.39%
†Louisiana-Pacific	154,300	1,442,705
=†Sino-Forest	34,200	11,756
=#†Sino-Forest 144A	19,100	6,566
		1,461,027
Pharmaceuticals – 3.75%
Almirall	153,500	1,336,791
†Impax Laboratories	60,600	1,489,548
UCB	26,174	1,129,240
		3,955,579
Real Estate Investment Trusts – 3.28%
American Assets Trust	31,500	718,200
Hatteras Financial	39,300	1,096,470
Weyerhaeuser	75,100	1,646,192
		3,460,862
Real Estate Management & Development – 3.00%
BR Properties	156,200	1,995,225
†Forest City Enterprises Class A	51,400	804,924
Iguatemi Empresa de Shopping Centers	15,800	362,622
		3,162,771
Road & Rail – 1.07%
†Swift Transportation	97,700	1,127,458
		1,127,458
Semiconductors & Semiconductor Equipment – 4.47%
Avago Technologies	45,900	1,788,723
Linear Technology	17,600	593,120
†Microsemi	76,400	1,638,016
†Teradyne	40,900	690,801
		4,710,660
Specialty Retail – 1.83%
†ANN	15,700	449,648
Ross Stores	25,500	1,481,550
		1,931,198
Textiles, Apparel & Luxury Goods – 0.76%
†Samsonite International	438,900	798,041
		798,041
Thrift & Mortgage Finance – 1.22%
BankUnited	28,000	700,000
†Beneficial Mutual Bancorp	67,000	585,580
		1,285,580
Trading Companies & Distributors – 0.81%
†WESCO International	13,000	849,030
		849,030
Total Common Stock (Cost $83,705,842)		103,526,406
Short-Term Investment – 1.38%
Money Market Mutual Fund – 1.38%
Dreyfus Treasury & Agency Cash Management Fund	1,456,114	1,456,114
Total Short-Term Investment (Cost $1,456,114)		1,456,114
Total Value of Securities – 99.63%
(Cost $85,161,956)		104,982,520
Receivables and Other Assets Net of Liabilities – 0.37%		390,866
Net Assets Applicable to 6,977,077 Shares Outstanding – 100.00%		$105,373,386

†Non income producing security.
*Common Stock Unit
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $21,002, which represented 0.02% of the Fund’s net assets. See Note 1 in "Notes.”
@Illiquid security. At March 31, 2012, the aggregate amount of illiquid securities was $2,680, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $6,566, which represented 0.01% of the Fund’s net assets. See Note 4 in "Notes."

The following foreign currency exchange contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	AUD	(10,846)	USD	11,288	4/2/12	$57
MNB	AUD	(2,925)	USD	3,033	4/3/12	5
MNB	BRL	(18,323)	USD	9,996	4/2/12	(34)
MNB	BRL	(55,486)	USD	30,529	4/3/12	164
MNB	CAD	(3,623)	USD	3,629	4/2/12	(2)
MNB	EUR	(1,927)	USD	2,564	4/2/12	(6)
MNB	EUR	(7,617)	USD	10,107	4/3/12	(52)
MNB	EUR	(12,908)	USD	17,218	4/4/12	3
MNB	GBP	(785)	USD	1,246	4/2/12	(10)
MNB	GBP	(1,427)	USD	2,270	4/3/12	(13)
MNB	GBP	(198,319)	USD	32,072	4/4/12	4
MNB	JPY	(774,729)	USD	9,434	4/2/12	75
MNB	JPY	(393,882)	USD	4,788	4/3/12	30
						$221

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mid-Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,632,561
Aggregate unrealized appreciation	$23,391,010
Aggregate unrealized depreciation	(7,041,051)
Net unrealized appreciation	$16,349,959

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $41,663,073 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $5,997,466 expires in 2016 and $35,665,607 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$103,505,404	$ -	$21,002	$103,526,406
Short-Term Investment	1,456,114	-	-	1,456,114
Total	$104,961,518	$ -	$21,002	$104,982,520

Foreign Currency Exchange Contracts	$ -	$221	$ -	$ 221

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/11	$ 21,002
Net change in unrealized appreciation (depreciation)	-
Balance as of 3/31/12	$ 21,002

Net change in unrealized
appreciation (depreciation) from Level 3 investments
still held as of 3/31/12	$ -

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA S&P 500 Index Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.64%
Aerospace & Defense – 2.49%
Boeing	116,118	$8,635,695
General Dynamics	56,294	4,130,854
Goodrich	18,983	2,381,228
Honeywell International	120,901	7,381,006
L-3 Communications Holdings	15,479	1,095,449
Lockheed Martin	41,608	3,738,895
Northrop Grumman	39,389	2,405,880
Precision Castparts	22,560	3,900,624
Raytheon	52,446	2,768,100
Rockwell Collins	24,467	1,408,321
Textron	41,449	1,153,526
United Technologies	141,300	11,719,421
		50,718,999
Air Freight & Logistics – 0.98%
Expeditors International of Washington	33,871	1,575,340
FedEx	49,640	4,564,894
Robinson (C.H.) Worldwide	25,925	1,697,828
United Parcel Service Class B	150,491	12,147,634
		19,985,696
Airlines – 0.05%
Southwest Airlines	127,462	1,050,287
		1,050,287
Auto Components – 0.26%
†Borg Warner	17,000	1,433,780
†Goodyear Tire & Rubber	38,880	436,234
Johnson Controls	106,655	3,464,154
		5,334,168
Automobiles – 0.45%
Ford Motor	594,046	7,419,635
Harley-Davidson	37,393	1,835,248
		9,254,883
Beverages – 2.44%
Beam	24,593	1,440,412
Brown-Forman Class B	14,941	1,245,930
Coca-Cola	353,730	26,179,557
Coca Cola Enterprises	50,609	1,447,417
†Constellation Brands Class A	24,650	581,494
Dr Pepper Snapple Group	31,800	1,278,678
Molson Coors Brewing Class B	25,560	1,156,590
PepsiCo	245,725	16,303,854
		49,633,932
Biotechnology – 1.19%
Amgen	123,896	8,423,688
†Biogen Idec	37,969	4,782,955
†Celgene	69,401	5,379,966
†Gilead Sciences	117,189	5,724,683
		24,311,292
Building Products – 0.04%
Masco	56,927	761,114
		761,114
Capital Markets – 1.98%
Ameriprise Financial	35,206	2,011,319
Bank of New York Mellon	188,734	4,554,151
BlackRock	15,800	3,237,420
†E Trade Financial	40,355	441,887
Federated Investors Class B	16,790	376,264
Franklin Resources	22,064	2,736,598
Goldman Sachs Group	76,816	9,553,606
Invesco	72,200	1,925,574
Legg Mason	18,533	517,627
Morgan Stanley	237,406	4,662,654
Northern Trust	38,617	1,832,377
Schwab (Charles)	162,993	2,342,209
¤State Street	76,199	3,467,055
T. Rowe Price Group	40,378	2,636,683
		40,295,424
Chemicals – 2.23%
Air Products & Chemicals	31,904	2,928,787
Airgas	11,400	1,014,258
CF Industries Holdings	10,130	1,850,245
Dow Chemical	184,913	6,405,386
duPont (E.I.) deNemours	144,463	7,642,094
Eastman Chemical	20,448	1,056,957
Ecolab	46,339	2,860,043
FMC	10,400	1,100,944
International Flavors & Fragrances	13,472	789,459
Monsanto	83,466	6,657,248
Mosaic	46,900	2,593,101
PPG Industries	23,333	2,235,301
Praxair	47,133	5,403,327
Sherwin-Williams	13,940	1,514,860
Sigma-Aldrich	19,554	1,428,615
		45,480,625
Commercial Banks – 2.84%
BB&T	110,578	3,471,043
Comerica	29,161	943,650
Fifth Third Bancorp	146,537	2,058,845
First Horizon National	47,495	492,998
Huntington Bancshares	145,946	941,352
KeyCorp	155,444	1,321,274
M&T Bank	20,021	1,739,424
PNC Financial Services Group	82,123	5,296,112
Regions Financial	220,533	1,453,312
SunTrust Banks	85,462	2,065,617
U.S. Bancorp	297,972	9,439,753
Wells Fargo	825,998	28,199,572
Zions Bancorp	25,821	554,119
		57,977,071
Commercial Services & Supplies – 0.40%
Avery Dennison	18,273	550,565
Cintas	15,926	623,025
Donnelley (R.R.) & Sons	33,711	417,679
Iron Mountain	28,700	826,560
Pitney Bowes	34,468	605,947
Republic Services	47,440	1,449,767
†Stericycle	13,800	1,154,232
Waste Management	70,874	2,477,756
		8,105,531
Communications Equipment – 2.18%
Cisco Systems	844,574	17,862,740
†Comverse Technology	219	1,505
†F5 Networks	12,000	1,619,520
Harris	17,200	775,376
†JDS Uniphase	39,602	573,833
†Juniper Networks	78,893	1,805,072
†Motorola Mobility Holdings	41,342	1,622,260
Motorola Solutions	45,862	2,331,165
QUALCOMM	263,563	17,927,555
		44,519,026
Computers & Peripherals – 5.63%
†Apple	145,898	87,461,474
†Dell	241,041	4,001,281
†EMC	318,477	9,516,093
Hewlett-Packard	310,529	7,399,906
Lexmark International Class A	12,634	419,954
†NetApp	57,003	2,552,024
†SanDisk	38,104	1,889,577
†Western Digital	37,400	1,547,986
		114,788,295
Construction & Engineering – 0.16%
Fluor	27,320	1,640,293
†Jacobs Engineering Group	21,170	939,313
†Quanta Services	30,400	635,360
		3,214,966
Construction Materials – 0.04%
Vulcan Materials	21,279	909,252
		909,252
Consumer Finance – 0.88%
American Express	157,840	9,132,622
Capital One Financial	87,210	4,861,085
Discover Financial Services	82,590	2,753,551
SLM	75,492	1,189,754
		17,937,012
Containers & Packaging – 0.13%
Ball	23,872	1,023,631
Bemis	14,534	469,303
†Owens-Illinois	26,100	609,174
Sealed Air	28,103	542,669
		2,644,777
Distributors – 0.07%
Genuine Parts	23,244	1,458,561
		1,458,561
Diversified Consumer Services – 0.09%
†Apollo Group Class A	19,315	746,332
Block (H &R)	42,156	694,309
DeVry	9,800	331,926
		1,772,567
Diversified Financial Services – 3.37%
Bank of America	1,672,574	16,006,533
Citigroup	459,268	16,786,245
CME Group	10,101	2,922,522
†IntercontinentalExchange	10,844	1,490,182
JPMorgan Chase	597,947	27,493,604
Leucadia National	32,871	857,933
Moody's	32,008	1,347,537
†Nasdaq OMX Group	18,900	489,510
NYSE Euronext	42,056	1,262,101
		68,656,167
Diversified Telecommunication Services – 2.53%
AT&T	926,317	28,928,880
CenturyLink	97,867	3,782,560
Frontier Communications	159,654	665,757
Verizon Communications	444,649	16,998,931
Windstream	94,064	1,101,489
		51,477,617
Electric Utilities – 1.81%
American Electric Power	73,251	2,826,024
Duke Energy	208,589	4,382,455
Edison International	51,721	2,198,660
Entergy	26,493	1,780,330
Exelon	130,878	5,131,711
FirstEnergy	63,454	2,892,868
NextEra Energy	66,249	4,046,489
Northeast Utilities	28,500	1,057,920
Pepco Holdings	38,254	722,618
Pinnacle West Capital	17,353	831,209
PPL	91,059	2,573,327
Progress Energy	46,542	2,471,846
Southern	134,989	6,065,055
		36,980,512
Electrical Equipment – 0.53%
Cooper Industries	25,500	1,630,725
Emerson Electric	114,428	5,970,853
Rockwell Automation	21,246	1,693,306
Roper Industries	15,400	1,527,064
		10,821,948
Electronic Equipment, Instruments & Components – 0.45%
Amphenol Class A	25,100	1,500,227
Corning	238,756	3,361,685
FLIR Systems	26,200	663,122
Jabil Circuit	30,931	776,987
Molex	19,245	541,169
TE Connectivity	65,200	2,396,100
		9,239,290
Energy Equipment & Services – 1.77%
Baker Hughes	69,223	2,903,213
†Cameron International	38,890	2,054,559
Diamond Offshore Drilling	11,700	780,975
†FMC Technologies	35,800	1,805,036
Halliburton	143,608	4,766,350
Helmerich & Payne	17,300	933,335
†Nabors Industries	47,794	835,917
National Oilwell Varco	66,115	5,254,159
†Noble	40,300	1,510,041
†Rowan	17,910	589,776
Schlumberger	209,082	14,621,104
		36,054,465
Food & Staples Retailing – 2.18%
Costco Wholesale	67,781	6,154,515
CVS Caremark	203,221	9,104,301
Kroger	90,177	2,184,989
Safeway	41,296	834,592
SUPERVALU	26,256	149,922
Sysco	89,391	2,669,215
Walgreen	138,579	4,641,011
Wal-Mart Stores	272,087	16,651,724
Whole Foods Market	25,321	2,106,707
		44,496,976
Food Products – 1.74%
Archer-Daniels-Midland	101,522	3,214,187
Campbell Soup	26,260	888,901
ConAgra Foods	65,081	1,709,027
†Dean Foods	23,198	280,928
General Mills	101,866	4,018,614
Heinz (H. J.)	48,516	2,598,032
Hershey	24,495	1,502,278
Hormel Foods	22,100	652,392
Kellogg	37,271	1,998,844
Kraft Foods Class A	275,680	10,478,597
McCormick	21,823	1,187,826
Mead Johnson Nutrition	30,809	2,541,126
Sara Lee	93,033	2,003,000
Smucker (J.M.)	18,453	1,501,336
Tyson Food Class A	42,682	817,360
		35,392,448
Gas Utilities – 0.10%
AGL Resources	18,000	705,960
ONEOK	15,300	1,249,398
		1,955,358
Health Care Equipment & Supplies – 1.73%
Bard (C.R.)	13,690	1,351,477
Baxter International	86,102	5,147,178
Becton Dickinson	32,477	2,521,839
†Boston Scientific	240,439	1,437,825
†CareFusion	36,157	937,551
Covidien	75,000	4,101,000
DENTSPLY International	23,500	943,055
†Edwards Lifesciences	18,300	1,330,959
†Intuitive Surgical	6,100	3,304,675
Medtronic	161,533	6,330,477
St. Jude Medical	50,715	2,247,182
Stryker	49,231	2,731,336
†Varian Medical Systems	16,625	1,146,460
Zimmer Holdings	27,706	1,780,942
		35,311,956
Health Care Providers & Services – 2.07%
Aetna	56,010	2,809,462
AmerisourceBergen	40,120	1,591,962
Cardinal Health	54,815	2,363,075
CIGNA	42,970	2,116,273
Coventry Health Care	24,148	858,944
†DaVita	13,900	1,253,363
Express Scripts	74,168	4,018,422
Humana	25,082	2,319,583
†Laboratory Corporation America Holdings	16,017	1,466,196
McKesson	38,992	3,422,328
†Medco Health Solutions	60,662	4,264,539
Patterson	11,976	399,998
Quest Diagnostics	25,166	1,538,901
†Tenet Healthcare	63,468	337,015
UnitedHealth Group	162,786	9,594,606
WellPoint	52,870	3,901,806
		42,256,473
Health Care Technology – 0.09%
†Cerner	23,000	1,751,680
		1,751,680
Hotels, Restaurants & Leisure – 1.84%
Carnival	69,573	2,231,902
†Chipotle Mexican Grill	5,000	2,090,000
Darden Restaurants	19,638	1,004,680
International Game Technology	43,267	726,453
Marriott International Class A	40,027	1,515,022
McDonald's	159,391	15,636,257
Starbucks	116,382	6,504,590
Starwood Hotels & Resorts Worldwide	30,944	1,745,551
Wyndham Worldwide	24,969	1,161,308
Wynn Resorts	11,900	1,486,072
Yum Brands	72,503	5,160,764
		39,262,599
Household Durables – 0.22%
DR Horton	44,259	671,409
Harman International Industries	10,120	473,717
Leggett & Platt	19,481	448,258
Lennar Class A	22,707	617,176
Newell Rubbermaid	41,894	746,132
†Pulte Group	57,895	512,371
Whirlpool	12,482	959,367
		4,428,430
Household Products – 2.08%
Clorox	21,231	1,459,631
Colgate-Palmolive	75,659	7,397,937
Kimberly-Clark	61,372	4,534,777
Procter & Gamble	430,344	28,923,421
		42,315,766
Independent Power Producers & EnergyTraders – 0.10%
†AES	104,656	1,367,854
†NRG Energy	39,000	611,130
		1,978,984
Industrial Conglomerates – 2.31%
3M	109,357	9,755,738
General Electric	1,657,016	33,256,311
Tyco International	73,000	4,101,140
		47,113,189
Insurance – 3.47%
ACE	53,300	3,901,560
AFLAC	74,091	3,407,445
Allstate	76,458	2,516,997
†American International Group	82,919	2,556,393
†Aon	51,722	2,537,481
Assurant	13,744	556,632
†Berkshire Hathaway Class B	275,502	22,356,988
Chubb	43,163	2,982,995
Cincinnati Financial	23,839	822,684
†Genworth Financial	70,294	584,846
Hartford Financial Services Group	71,343	1,503,910
¤Lincoln National	49,183	1,296,464
Loews	45,910	1,830,432
Marsh & McLennan	84,650	2,775,674
MetLife	165,526	6,182,396
Principal Financial Group	46,282	1,365,782
Progressive	95,512	2,213,968
Prudential Financial	73,680	4,670,575
Torchmark	15,006	748,049
Travelers	62,824	3,719,181
Unum Group	43,036	1,053,521
XL Group	52,877	1,146,902
		70,730,875
Internet & Catalog Retail – 0.94%
†Amazon.com	56,734	11,489,203
Expedia	16,114	538,852
†Netflix	8,300	954,832
†priceline.com	7,810	5,603,675
†TripAdvisor	16,114	574,786
		19,161,348
Internet Software & Services – 1.80%
†Akamai Technologies	26,797	983,450
†eBay	179,709	6,629,465
†Google Class A	39,526	25,345,652
VeriSign	24,159	926,256
†Yahoo	187,986	2,861,147
		36,745,970
IT Services – 3.82%
Accenture Class A	100,800	6,501,600
Automatic Data Processing	76,445	4,219,000
†Cognizant Technology Solutions Class A	47,281	3,638,273
Computer Sciences	26,021	779,069
Fidelity National Information Services	36,214	1,199,408
†Fiserv	21,051	1,460,729
International Business Machines	181,440	37,857,455
Mastercard Class A	16,700	7,023,018
Paychex	51,454	1,594,559
SAIC	47,700	629,640
†Teradata	25,032	1,705,931
Total System Services	22,843	526,988
Visa Class A	77,500	9,145,000
Western Union	92,782	1,632,963
		77,913,633
Leisure Equipment & Products – 0.12%
Hasbro	17,377	638,083
Mattel	50,808	1,710,198
		2,348,281
Life Sciences Tools & Services – 0.43%
Agilent Technologies	55,188	2,456,418
†Life Technologies	28,666	1,399,474
PerkinElmer	17,941	496,248
Thermo Fisher Scientific	57,485	3,241,004
†Waters	13,359	1,237,845
		8,830,989
Machinery – 2.26%
Caterpillar	100,886	10,746,377
Cummins	29,352	3,523,414
Danaher	89,172	4,993,632
Deere	62,590	5,063,531
Dover	29,720	1,870,577
Eaton	52,934	2,637,701
Flowserve	8,200	947,182
Illinois Tool Works	75,404	4,307,076
Ingersoll-Rand	46,300	1,914,505
Joy Global	16,800	1,234,800
PACCAR	54,148	2,535,751
Pall	17,006	1,014,068
Parker Hannifin	23,229	1,964,012
Snap-on	8,237	502,210
Stanley Black & Decker	26,744	2,058,218
Xylem	29,477	817,987
		46,131,041
Media – 3.08%
Cablevision Systems Class A	30,800	452,144
CBS Class B	99,359	3,369,264
Comcast Class A	420,168	12,609,242
†DIRECTV Group Class A	105,354	5,198,166
†Discovery Communications Class A	40,900	2,069,540
Disney (Walt)	280,159	12,265,361
Gannett	33,271	510,044
Interpublic Group	68,776	784,734
McGraw-Hill	41,801	2,026,094
News Class A	335,332	6,602,687
Omnicom Group	43,979	2,227,536
Scripps Networks Interactive Class A	15,456	752,553
Time Warner	153,125	5,780,469
Time Warner Cable	48,591	3,960,167
Viacom Class B	84,140	3,993,284
Washington Post Class B	633	236,470
		62,837,755
Metals & Mining – 0.82%
Alcoa	168,484	1,688,210
Allegheny Technologies	17,797	732,702
Cliffs Natural Resources	23,000	1,592,980
Freeport-McMoRan Copper & Gold	147,720	5,619,269
Newmont Mining	77,330	3,964,709
Nucor	50,201	2,156,133
Tittanium Metals	16,784	227,591
United States Steel	24,174	709,990
		16,691,584
Multiline Retail – 0.81%
†Big Lots	9,006	387,438
†Dollar Tree	18,500	1,748,065
Family Dollar Stores	17,667	1,117,968
Kohl's	39,431	1,972,733
Macy's	63,450	2,520,869
Nordstrom	24,084	1,341,960
Penney (J.C.)	22,599	800,683
†Sears Holdings	6,703	444,074
Target	104,594	6,094,691
		16,428,481
Multi-Utilities – 1.29%
Ameren	38,710	1,261,172
CenterPoint Energy	68,041	1,341,769
CMS Energy	36,704	807,488
Consolidated Edison	46,135	2,695,207
Dominion Resources	89,075	4,561,530
DTE Energy	27,031	1,487,516
Integrys Energy Group	13,353	707,575
NiSource	45,158	1,099,597
PG&E	63,934	2,775,375
Public Service Enterprise Group	79,829	2,443,566
SCANA	19,100	871,151
Sempra Energy	37,965	2,276,381
TECO Energy	36,647	643,155
Wisconsin Energy	37,500	1,319,250
Xcel Energy	76,850	2,034,220
		26,324,952
Office Electronics – 0.08%
Xerox	208,095	1,681,408
		1,681,408
Oil, Gas & Consumable Fuels – 9.24%
†Alpha Natural Resources	36,400	553,644
Anadarko Petroleum	77,661	6,083,963
Apache	60,073	6,033,732
Cabot Oil & Gas	33,400	1,041,078
Chesapeake Energy	105,301	2,439,824
Chevron	309,600	33,201,504
ConocoPhillips	199,421	15,157,990
CONSOL Energy	36,028	1,228,555
†Denbury Resources	64,200	1,170,366
Devon Energy	63,704	4,530,628
El Paso	122,280	3,613,374
EOG Resources	41,920	4,657,312
EQT	23,800	1,147,398
Exxon Mobil	737,522	63,965,283
Hess	47,165	2,780,377
Marathon Oil	111,208	3,525,294
Marathon Petroleum	56,454	2,447,845
Murphy Oil	30,802	1,733,229
†Newfield Exploration	21,300	738,684
Noble Energy	27,554	2,694,230
Occidental Petroleum	126,605	12,056,594
Peabody Energy	42,912	1,242,732
Pioneer Natural Resources	18,400	2,053,256
QEP Resources	28,554	870,897
Range Resources	25,252	1,468,151
†Southwestern Energy	55,100	1,686,060
Spectra Energy	103,400	3,262,270
Sunoco	16,866	643,438
†Tesoro	22,842	613,079
Valero Energy	88,894	2,290,798
Williams	94,005	2,896,294
†WPX Energy	29,601	533,114
		188,360,993
Paper & Forest Products – 0.16%
International Paper	69,318	2,433,062
MeadWestvaco	28,543	901,673
		3,334,735
Personal Products – 0.17%
Avon Products	68,538	1,326,896
Estee Lauder Class A	35,970	2,227,981
		3,554,877
Pharmaceuticals – 5.64%
Abbott Laboratories	244,984	15,015,069
Allergan	47,971	4,577,873
Bristol-Myers Squibb	264,660	8,932,275
†Forest Laboratories	40,591	1,408,102
†Hospira	26,864	1,004,445
Johnson & Johnson	429,956	28,359,897
Lilly (Eli)	159,481	6,422,300
Merck	474,635	18,225,984
†Mylan	68,898	1,615,658
Perrigo	14,500	1,497,995
Pfizer	1,174,529	26,614,827
†Watson Pharmaceuticals	20,214	1,355,551
		115,029,976
Professional Services – 0.10%
Dun & Bradstreet	7,000	593,110
Equifax	17,459	772,736
Robert Half International	20,574	623,392
		1,989,238
Real Estate Investment Trusts – 2.04%
American Tower	62,162	3,917,449
Apartment Investment & Management	20,582	543,571
AvalonBay Communities	14,684	2,075,583
Boston Properties	23,009	2,415,715
Equity Residential	46,762	2,928,236
HCP	64,140	2,530,964
Health Care REIT	31,200	1,714,752
Host Hotels & Resorts	109,988	1,806,003
Kimco Realty	65,451	1,260,586
Plum Creek Timber	23,675	983,933
ProLogis	72,100	2,597,042
Public Storage	22,316	3,083,402
Simon Property Group	47,688	6,947,188
Ventas	45,455	2,595,481
Vornado Realty Trust	29,193	2,458,051
Weyerhaeuser	85,860	1,882,051
		39,740,007
Real Estate Management & Development – 0.05%
†CBRE Group	49,053	979,098
		979,098
Road & Rail – 0.76%
CSX	164,513	3,540,320
Norfolk Southern	51,076	3,362,333
Ryder System	7,105	375,144
Union Pacific	75,452	8,109,581
		15,387,378
Semiconductors & Semiconductor Equipment – 2.36%
†Advanced Micro Devices	97,983	785,824
Altera	51,136	2,036,236
Analog Devices	47,757	1,929,383
Applied Materials	206,762	2,572,119
†Broadcom Class A	76,386	3,001,970
†First Solar	8,870	222,194
Intel	778,390	21,880,542
KLA-Tencor	27,121	1,475,925
Linear Technology	36,678	1,236,049
†LSI	81,587	708,175
Microchip Technology	30,741	1,143,565
†Micron Technology	160,684	1,301,540
†Novellus Systems	10,432	520,661
†NVIDIA	96,058	1,478,333
†Teradyne	25,863	436,826
Texas Instruments	178,360	5,994,679
Xilinx	39,154	1,426,380
		48,150,401
Software – 3.70%
†Adobe Systems	78,419	2,690,556
†Autodesk	33,937	1,436,214
†BMC Software	24,975	1,002,996
CA	59,404	1,637,174
†Citrix Systems	28,127	2,219,502
†Electronics Arts	53,352	879,241
Intuit	45,010	2,706,451
Microsoft	1,169,174	37,705,861
Oracle	612,739	17,867,469
†Red Hat	31,000	1,856,590
†salesforce.com	21,500	3,321,965
†Symantec	110,927	2,074,335
		75,398,354
Specialty Retail – 2.02%
Abercrombie & Fitch Class A	14,532	720,933
†AutoNation	7,735	265,388
†AutoZone	4,289	1,594,650
†Bed Bath & Beyond	36,812	2,421,125
Best Buy	44,720	1,058,970
†CarMax	36,400	1,261,260
GameStop Class A	19,344	422,473
Gap	51,618	1,349,295
Home Depot	240,393	12,094,171
Limited Brands	36,865	1,769,520
Lowe's	191,447	6,007,607
†O'Reilly Automotive	19,300	1,763,055
Ross Stores	36,900	2,143,890
Staples	104,845	1,696,392
Tiffany & Co	20,328	1,405,275
TJX	118,982	4,724,775
†Urban Outfitters	18,800	547,268
		41,246,047
Textiles, Apparel & Luxury Goods – 0.67%
Coach	45,862	3,544,215
NIKE Class B	58,032	6,292,991
Ralph Lauren	10,258	1,788,277
VF	13,931	2,033,647
		13,659,130
Thrift & Mortgage Finance – 0.06%
Hudson City Bancorp	75,302	550,458
People's United Financial	51,900	687,156
		1,237,614
Tobacco – 1.89%
Altria Group	321,035	9,910,350
Lorillard	20,825	2,696,421
Philip Morris International	268,311	23,775,038
Reynolds American	53,538	2,218,615
		38,600,424
Trading Companies & Distributors – 0.22%
Fastenal	44,600	2,412,860
Grainger (W.W.)	9,683	2,080,005
		4,492,865
Wireless Telecommunication Services – 0.19%
†Crown Castle International	38,600	2,058,924
†MetroPCS Communications	51,900	468,138
†Sprint Nextel	475,904	1,356,326
		3,883,388
Total Common Stock (Cost $1,603,488,400)		1,990,518,178
Short-Term Investments – 2.19%
Money Market Mutual Fund – 2.06%
Dreyfus Treasury & Agency Cash Management Fund	41,965,778	41,965,778
		41,965,778
	Principal
	Amount
	(U.S. $)
∞≠U.S. Treasury Obligations – 0.13%
United States Treasury Bills
0.032% 6/14/12	$1,548,000	1,547,818
0.05% 5/17/12	740,000	739,959
0.075% 6/7/12	400,000	399,958
	2,687,735
Total Short-Term Investments (Cost $44,653,573)		44,653,513
Total Value of Securities – 99.83%
(Cost $1,648,141,973)		2,035,171,691
Receivables and Other Assets Net of Liabilities – 0.17%		3,531,081
Net Assets Applicable to 203,724,709 Shares Outstanding – 100.00%		$2,038,702,772

†Non income producing security.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at the time of purchase.

¤Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Loss	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	3/31/12	Income
Lincoln National	$ 854,150	$125,840	$ -	$ -	$1,296,464	$ 3,519
State Street	3,071,582	-	-	-	3,467,055	18,288
	$3,925,732				$4,763,519

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy	Cost	Value	Date	(Depreciation)
637 S&P 500 E-mini	$43,534,243	$44,691,920	6/16/12	$1,157,677

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,722,438,490
Aggregate unrealized appreciation	$423,284,447
Aggregate unrealized depreciation	(110,551,246)
Net unrealized appreciation	$ 312,733,201

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $4,952,953 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,990,518,178	$ -	$-	$1,990,518,178
Total	41,965,778	2,687,735	-	44,653,513
	$2,032,483,956	$2,687,735	$-	$2,035,171,691
Futures Contracts
	$ 1,157,677	$ -	$-	$ 1,157,677

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/11	$ 2,280
Sales	(6,602)
Net realized loss	(9,335)
Net change in unrealized appreciation (depreciation)	13,657
Balance as of 3/31/12	$ -

Net change in unrealized
appreciation (depreciation)
from investments
still held as of 3/31/12	$ -

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in futures contracts to hedge existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Cap Index Fund

March 31, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.87%
Aerospace & Defense – 1.79%
AAR	19,678	$359,124
†AeroVironment	7,746	207,670
American Science & Engineering	4,605	308,765
†Astronics	5,400	188,784
Ceradyne	12,457	405,600
Cubic	7,960	376,349
Curtiss-Wright	22,197	821,511
†DigitalGlobe	17,600	234,784
†Ducommun	5,900	70,210
†Esterline Technologies	15,157	1,083,119
†GenCorp	31,750	225,425
†GeoEye	11,038	265,685
HEICO	20,733	1,069,615
†Hexcel	48,706	1,169,430
†KEYW Holding	6,800	52,700
†Kratos Defense & Security Solutions	17,609	94,032
†LMI Aerospace	5,100	92,820
†Moog Class A	22,612	969,829
National Presto Industries	2,544	192,988
†Orbital Sciences	29,039	381,863
†TASER International	24,837	107,793
†Teledyne Technologies	18,306	1,154,193
Triumph Group	18,612	1,166,228
		10,998,517
Air Freight & Logistics – 0.35%
†Air Transport Services Group	28,700	166,173
†Atlas Air Worldwide Holdings	12,457	613,009
Forward Air	14,648	537,142
†HUB Group Class A	17,470	629,445
†Pacer International	14,420	91,134
†Park-Ohio Holdings	5,100	102,255
		2,139,158
Airlines – 0.58%
†Alaska Air Group	35,556	1,273,615
†Allegiant Travel	7,369	401,611
†Hawaiian Holdings	22,100	115,583
†JetBlue Airways	116,984	572,052
†Republic Airways Holdings	27,147	134,106
SkyWest	26,573	293,632
†Spirit Airlines	6,800	136,476
†US Airways Group	80,600	611,754
		3,538,829
Auto Components – 0.81%
†American Axle & Manufacturing Holdings	33,795	395,739
†Amerigon	12,006	194,257
Cooper Tire & Rubber	31,036	472,368
Dana Holdings	72,700	1,126,851
†Dorman Products	4,900	247,940
†Drew Industries	8,795	240,191
†Exide Technologies	43,839	137,216
Fuel Systems Solutions	7,500	196,200
†Modine Manufacturing	23,716	209,412
†Motorcar Parts of America	3,600	34,632
†Shiloh Industries	1,800	17,154
Spartan Motors	18,960	100,298
Standard Motor Products	8,900	157,886
†Stoneridge	11,455	113,290
Superior Industries International	10,614	207,398
†Tenneco	29,973	1,113,497
†Tower International	2,300	28,014
		4,992,343
Automobiles – 0.03%
†Winnebago Industries	16,164	158,407
		158,407
Beverages – 0.19%
†Boston Beer Class A	4,144	442,538
†Central European Distribution	39,000	199,290
Coca-Cola Bottling Consolidated	2,491	156,285
†Craft Brewers Alliance	5,900	45,194
†Heckmann	46,100	198,691
†MGP Ingredients	3,100	16,678
†National Beverage	6,306	101,148
†Primo Water	3,300	6,435
		1,166,259
Biotechnology – 3.78%
†Achillion Pharmaceuticals	24,700	236,626
†Acorda Therapeutics	19,551	519,079
†Affymax	15,870	186,314
†Alkermes	45,547	844,897
†Allos Therapeutics	45,967	68,031
†Alnylam Pharmaceuticals	20,653	228,629
†AMAG Pharmaceuticals	11,219	178,719
†Amicus Therapeutics	6,900	36,432
†Anacor Pharmaceuticals	4,300	25,327
†Anthera Pharmaceuticals	11,200	24,752
†Ardea Biosciences	10,500	228,480
†Arena Pharmaceuticals	68,377	209,917
†Ariad Pharmaceuticals	77,980	1,243,781
†ArQule	23,937	167,798
†Array Biopharma	36,195	123,425
†Astex Pharmaceuticals	34,800	64,728
†AVEO Pharmaceuticals	16,000	198,560
†AVI BioPharma	78,600	121,044
†BioCryst Pharmaceuticals	11,500	55,545
†BioMimetic Therapeutics	3,990	9,855
†Biosante Pharmaceuticals	58,300	39,644
†BioSpecifics Technologies	1,500	23,730
†Biotime	10,600	46,746
†Cell Therapeutics	105,500	137,150
†Celldex Therapeutics	24,900	126,741
†Cepheid	32,369	1,353,995
†Chelsea Therapeutics International	32,100	82,176
†Cleveland Biolabs	13,300	32,718
†Clovis Oncology	5,300	134,885
†Codexis	14,562	53,151
†Cubist Pharmaceuticals	29,676	1,283,487
†Curis	41,400	199,548
†Cytori Therapeutics	27,700	68,973
†Dusa Pharmaceuticals	12,200	76,372
†Dyax	57,300	89,388
†Dynavax Technologies	71,100	359,766
†Emergent BioSolutions	10,898	174,368
†Enzon Pharmaceuticals	19,798	135,418
†Exact Sciences	27,000	301,320
†Exelixis	69,402	359,502
†Genomic Health	8,898	272,368
†Geron	72,535	122,584
†GTx	10,700	41,195
†Halozyme Therapeutic	41,913	534,810
†Horizon Pharma	2,700	11,178
†Idenix Pharmaceuticals	28,072	274,825
†Immunogen	37,400	538,186
†Immunomedics	35,295	128,121
†Incyte	44,385	856,631
†Infinity Pharmaceuticals	8,400	100,464
†Insmed	15,400	55,902
†InterMune	27,474	403,044
†Ironwood Pharmaceuticals	25,100	334,081
†Isis Pharmaceuticals	49,846	437,149
†Keryx Biopharmaceuticals	36,900	183,762
†Lexicon Genetics	100,400	186,744
†Ligand Pharmaceuticals Class B	8,928	142,402
†MannKind	41,711	103,026
†Maxygen	13,175	75,625
Medivation	15,476	1,156,367
†Metabolix	11,408	32,285
†Momenta Pharmaceuticals	23,011	352,529
†Nabi Biopharmaceuticals	10,143	18,866
†Neurocrine Biosciences	30,428	242,511
†Newlink Genetics	3,400	31,110
†Novavax	54,400	68,544
†NPS Pharmaceuticals	43,300	296,172
†Nymox Pharmaceutical	8,000	64,320
†OncoGenex Pharmaceutical	3,800	50,502
†Oncothyreon	22,000	95,920
†ONYX Pharmaceuticals	31,393	1,182,888
†Opko Health	55,800	263,934
†Orexigen Therapeutics	13,684	56,104
†Osiris Therapeutics	2,660	13,619
PDL BioPharma	69,500	441,325
†Peregrine Pharmaceuticals	51,000	27,545
†Pharmacyclics	21,800	605,168
†PharmAthene	17,000	30,090
†Progenics Pharmaceuticals	12,668	125,413
†Raptor Pharmaceutical	20,900	141,284
†Rigel Pharmaceuticals	34,927	281,162
†Sangamo Biosciences	23,300	114,170
†Savient Pharmaceuticals	37,998	82,836
†SciClone Pharmaceuticals	13,900	87,709
†Seattle Genetics	48,079	979,850
†SIGA Technologies	19,500	65,520
†Spectrum Pharmaceuticals	26,800	338,484
†Sunesis Pharmaceuticals	14,000	40,180
†Syntha Pharmaceuticals	16,406	71,366
†Targacept	14,300	73,216
†Theravance	32,700	637,650
†Transcept Pharmaceuticals	2,500	26,300
†Trius Therapeutics	5,600	29,960
†Vanda Pharmaceuticals	16,100	77,119
†Vical	46,600	158,440
†Zalicus	50,900	61,080
†ZIOPHARM Oncology	30,900	166,860
†Zogenix	10,400	20,800
		23,262,312
Building Products – 0.72%
AAON	9,954	200,971
†Ameresco Class A	9,800	132,790
†American Woodmark	5,328	95,904
Apogee Enterprises	12,511	162,017
†Builders FirstSource	27,970	118,313
†Gibraltar Industries	13,699	207,540
Griffon	24,461	261,733
Insteel Industries	9,924	120,577
†NCI Building Systems	8,451	97,271
Quanex Building Products	17,506	308,631
Simpson Manufacturing	19,775	637,744
Smith (A.O.)	19,034	855,578
†Trex	8,235	264,179
Universal Forest Products	9,928	342,317
†USG	35,900	617,480
		4,423,045
Capital Markets – 1.88%
Apollo Investment	93,131	667,748
Arlington Asset Investment Class A	3,700	82,140
Artio Global Investors	16,800	80,136
BGC Partners Class A	38,623	285,424
BlackRock Kelso Capital	37,448	367,739
Calamos Asset Management Class A	10,510	137,786
Capital Southwest	1,341	126,792
†CIFC	6,900	42,780
Cohen & Steers	8,900	283,910
†Cowen Group Class A	27,177	73,650
†Diamond Hill Investments Group	1,400	103,110
Duff & Phelps Class A	15,844	246,216
Edelman Financial Group	12,559	83,015
Epoch Holding	7,379	176,211
Evercore Partners Class A	10,723	311,718
†FBR Capital Markets	19,258	49,493
Fidus Investment	2,309	32,346
Fifth Street Finance	38,920	379,859
†Financial Engines	19,000	424,840
FXCM Class A	9,500	123,405
GAMCO Investors	3,595	178,348
GFI Group	38,892	146,234
Gladstone Capital	12,030	97,563
Gladstone Investment	12,900	97,653
†Gleacher	19,500	26,520
Golub Capital BDC	6,356	97,056
†Harris & Harris Group	17,900	74,285
Hercules Technology Growth Capital	23,481	260,169
†HFF Class A	15,400	253,638
†International FCStone	7,080	149,388
†Investment Technology Group	21,400	255,944
JMP Group	9,700	71,586
KBW	16,347	302,420
†Knight Capital Group Class A	47,733	614,323
Kohlberg Capital	9,558	66,046
†Ladenburg Thalmann Financial Services	56,900	101,282
Main Street Capital	10,579	260,561
Manning & Napier	6,200	91,140
MCG Capital	40,301	171,279
Medallion Financial	8,600	95,976
Medley Capital	5,886	66,335
MVC Capital	10,503	137,904
New Mountain Finance	3,714	51,025
NGP Capital Resources	12,790	83,775
Oppenheimer Holdings Class A	4,600	79,810
PennantPark Investment	25,379	263,942
†Piper Jaffray	8,252	219,668
Prospect Energy	52,230	573,485
Pzena Investment Management Class A	1,084	6,341
†Safeguard Scientifics	10,358	178,158
Solar Capital	17,137	378,214
Solar Senior Capital	3,871	62,362
†Stifel Financial	26,865	1,016,571
†SWS Group	17,036	97,446
Teton Advisors	19	0
THL Credit	5,700	73,302
TICC Capital	14,608	142,282
Triangle Capital	12,684	250,517
†Virtus Investment Partners	2,984	255,968
Westwood Holdings Group	2,900	112,317
		11,539,151
Chemicals – 2.08%
American Vanguard	10,064	218,288
Balchem	14,209	429,822
†Calgon Carbon	28,065	438,095
Chase	4,100	64,575
†Chemtura	48,200	818,436
†Ferro	43,458	258,141
†Flotek Industries	22,900	275,258
Fuller (H.B.)	24,920	818,124
FutureFuel	8,900	97,722
†Georgia Gulf	17,100	596,448
Hawkins	4,600	171,120
Innophos Holdings	10,822	542,399
Innospec	12,000	364,560
KMG Chemicals	4,400	79,420
Koppers Holdings	10,377	400,137
†Kraton Performance Polymers	16,000	425,120
†Landec	15,333	100,124
†LSB Industries	9,165	356,702
Minerals Technologies	9,080	593,923
NewMarket	4,308	807,319
NL Industries	2,091	31,156
Olin	38,080	828,240
†OM Group	15,408	423,874
†Omnova Solutions	25,200	170,100
PolyOne	44,320	638,208
Quaker Chemical	6,400	252,480
Schulman (A.)	15,615	421,917
†Senomyx	23,100	63,294
Sensient Technologies	25,006	950,227
Spartech	15,423	75,264
Stepan	4,059	356,380
†STR Holdings	12,900	62,436
†TPC Group	6,100	269,681
†Zagg	9,600	102,048
Zep	11,892	171,245
†Zoltek	12,246	138,625
		12,810,908
Commercial Banks – 6.28%
1st Source	8,154	199,528
†1st United Bancorp	10,900	65,945
Alliance Financial	1,800	54,558
†Ameris Bancorp	12,316	161,832
Ames National	4,600	109,480
Arrow Financial	5,474	133,566
Bancfirst	3,694	160,911
Banco Latinoamericano de Exportacions	12,822	270,672
†Bancorp (Delaware)	16,100	161,644
BancorpSouth	44,700	602,109
Bank of Kentucky Financial	2,100	54,033
Bank of Marin Bancorp	2,400	91,224
Bank of the Ozarks	14,162	442,704
Banner	9,000	198,270
†BBCN Bancorp	36,035	401,070
Boston Private Financial Holdings	35,915	355,918
Bridge Bancorp	3,600	75,492
†Bridge Capital Holdings	3,800	51,148
Bryn Mawr Bank	5,100	114,444
Camden National	3,300	115,995
†Cape Bancorp	3,600	28,728
†Capital Bank	6,900	15,456
†Capital City Bank Group	3,695	27,528
Cardinal Financial	12,700	143,510
Cascade Bancorp	3,000	17,040
Cathay General Bancorp	37,337	660,865
Center Bancorp	5,200	52,156
Centerstate Banks of Florida	12,900	105,264
†Central Pacific Financial	8,400	108,780
Century Bancorp Class A	1,100	30,030
Chemical Financial	14,086	330,176
Citizens & Northern	5,300	106,000
City Holding	7,793	270,573
CNB Financial	6,500	108,615
CoBiz Financial	18,609	131,566
Columbia Banking System	19,909	453,527
Community Bank System	18,360	528,401
Community Trust Bancorp	7,213	231,321
CVB Financial	44,621	523,851
†Eagle Bancorp	7,200	120,528
†Encore Bancshares	3,600	73,332
Enterprise Bancorp	3,000	49,320
Enterprise Financial Services	8,706	102,208
Financial Institutions	6,400	103,488
First Bancorp (Maine)	3,700	54,871
First Bancorp (North Carolina)	7,279	79,559
First Busey	40,341	199,285
First Commonwealth Financial	48,581	297,316
First Community Bancshares	6,601	88,189
First Connecticut Bancorp	8,600	113,434
First Financial	5,911	187,674
First Financial Bancorp	28,873	499,503
First Financial Bankshares	15,600	549,276
First Interstate Bancsystem	7,100	103,802
First Merchants	11,204	138,257
First Midwest Bancorp	37,672	451,311
First of Long Island	3,300	87,450
FirstMerit	54,521	919,224
FNB	68,301	825,076
German American Bancorp	7,100	137,953
Glacier Bancorp	35,833	535,345
Great Southern Bancorp	5,700	136,800
†Hamptons Road Bankshares	2,900	8,787
Hancock Holding	37,911	1,346,219
†Hanmi Financial	17,513	177,232
Heartland Financial USA	7,538	130,709
Heritage Commerce	6,600	42,438
†Heritage Financial	9,000	122,400
Home Bancshares	11,405	303,487
Hudson Valley Holding	6,809	109,829
IBERIABANK	14,091	753,446
Independent Bank (Massachusetts)	10,932	314,076
International Bancshares	26,416	558,698
†Investors Bancorp	23,242	349,095
Lakeland Bancorp	10,120	99,681
Lakeland Financial	7,310	190,279
MainSource Financial Group	8,434	101,630
MB Financial	27,121	569,270
Merchants Bancshares	1,700	47,906
†Metro Bancorp	8,400	98,196
Midsouth Bancorp	2,300	31,280
National Bankshares	3,400	102,340
National Penn Bancshares	61,506	544,328
NBT Bancorp	17,343	382,933
Northfiled Bancorp	9,359	133,085
Old National Bancorp	47,075	618,566
†OmniAmerican Bancorp	5,400	104,544
†Oriental Financial Group	21,125	255,613
Orrstown Financial Services	1,800	15,786
†Pacific Capital Bancorp	2,600	118,586
Pacific Continental	10,300	97,026
PacWest Bancorp	13,987	339,884
Park National	6,439	445,386
†Park Sterling	19,300	92,640
Penns Woods Bancorp	1,900	77,672
Peoples Bancorp	5,440	95,418
†Pinnacle Financial Partners	15,762	289,233
PrivateBancorp	28,130	426,732
Prosperity Bancshares	23,377	1,070,666
Renasant	13,211	215,075
Republic Bancorp Class A	4,229	101,158
S&T Bancorp	14,498	314,462
Sandy Spring Bancorp	12,570	228,397
SCBT Financial	6,346	207,578
†Seacoast Banking Corp. of Florida	36,300	63,888
Sierra Bancorp	7,611	74,816
†Signature Bank	22,753	1,434,348
Simmons First National Class A	9,140	236,086
Southside Bancshares	8,722	192,756
†Southwest Bancorp	7,760	71,547
†State Bank Financial	16,200	283,662
StellarOne	10,300	122,261
Sterling Bancorp	16,389	157,171
†Sterling Financial	14,000	292,320
†Suffolk Bancorp	5,068	65,833
†Sun Bancorp	24,600	86,838
Susquehanna Bancshares	91,607	905,077
†SVB Financial Group	21,229	1,365,873
SY Bancorp	5,179	120,153
†Taylor Capital Group	6,317	90,649
†Texas Capital Bancshares	18,494	640,262
Tompkins Financial	4,372	175,142
TowneBank	13,200	178,068
Trico Bancshares	6,502	113,265
Trustmark	32,175	803,732
UMB Financial	15,236	681,582
Umpqua Holdings	57,719	782,670
Union First Market Bankshares	9,998	139,972
United Bankshares	23,923	690,418
†United Community Banks	21,461	209,245
Univest Corp. of Pennsylvania	9,215	154,628
†Virginia Commerce Bancorp	12,300	107,994
Washington Banking	8,700	120,147
Washington Trust Bancorp	7,175	173,205
Webster Financial	34,400	779,848
WesBanco	10,524	211,953
West Bancorporation	6,700	66,933
†West Coast Bancorp	8,540	161,577
Westamerica Bancorporation	13,745	659,760
†Western Alliance Bancorp	35,627	301,761
†Wilshire Bancorp	26,529	128,135
Wintrust Financial	16,565	592,861
		38,615,333
Commercial Services & Supplies – 2.44%
ABM Industries	25,157	611,315
†ACCO Brands	25,533	316,865
†American Reprographics	16,451	88,671
†AT Cross Class A	3,000	36,120
Brink's	22,100	527,527
†Casella Waste Systems	10,000	62,300
†Cenveo	25,206	85,196
†Clean Harbors	23,078	1,553,842
CompX International	600	8,346
†Consolidated Graphics	4,138	187,245
Courier	6,604	76,606
Deluxe	24,401	571,471
†EnergySolutions	42,958	210,494
†EnerNOC	9,887	71,186
Ennis	11,707	185,205
†Fuel-Tech	11,982	65,422
G&K Services Class A	9,554	326,747
†Geo Group	30,688	583,379
Healthcare Services Group	31,576	671,622
†Heritage-Crystal Clean	2,200	43,890
Herman Miller	27,203	624,581
†Higher One Holdings	15,900	237,705
HNI	22,200	616,050
†InnerWorkings	11,225	130,771
Interface Class A	26,322	367,192
Intersections	5,500	70,290
Kimball International Class B	12,823	88,607
Knoll	23,922	398,062
McGrath RentCorp	12,264	393,797
†Metalico	23,000	98,210
Mine Safety Appliances	13,498	554,498
†Mobile Mini	18,440	389,453
Multi-Color	6,149	138,414
Quad Graphics	12,900	179,310
Rollins	30,190	642,443
Schawk	6,285	78,625
†Standard Parking	8,546	175,193
Steelcase Class A	40,200	385,920
†Swisher Hygiene	43,600	107,256
†SYKES Enterprises	18,349	289,914
†Team	9,776	302,567
†Tetra Tech	31,361	826,676
†TMS International Class A	7,600	91,960
†TRC	8,900	54,379
UniFirst	7,074	435,405
United Stationers	20,278	629,226
US Ecology	9,634	209,443
Viad	10,845	210,718
		15,010,114
Communications Equipment – 1.94%
Adtran	32,401	1,010,588
†Anaren Microwave	6,632	121,697
†Arris Group	58,882	665,367
†Aruba Networks	44,743	996,875
†Aviat Networks	32,960	92,947
Bel Fuse Class A	6,045	106,815
Black Box	8,180	208,672
†Calix	19,248	164,185
Communications Systems	2,100	27,573
Comtech Telecommunications	10,019	326,419
†Dialogic	7,600	6,613
†Digi International	13,337	146,574
†EMCORE	11,075	52,828
†Emulex	44,422	461,100
†Extreme Networks	40,967	156,904
†Finisar	45,000	906,750
†Globecomm Systems	10,000	144,800
†Harmonic	58,301	318,906
†Infinera	52,235	424,148
InterDigital	22,830	795,854
†Ixia	17,682	220,848
†KVH Industries	8,600	90,300
†Loral Space & Communications	5,537	440,745
†Meru Networks	2,100	8,505
†NETGEAR	17,417	665,329
†Numerex	4,500	44,010
†Oclaro	27,600	108,744
†Oplink Communications	8,872	151,711
†Opnext	8,953	13,877
†ORBCOMM	21,900	84,315
Plantronics	21,716	874,286
†Powerwave Technologies	17,075	35,004
†Procera Networks	6,300	140,868
†SeaChange International	14,635	113,860
†ShoreTel	24,811	140,926
†Sonus Networks	107,751	312,478
†Sycamore Networks	10,559	187,317
†Symmetricom	23,760	137,095
†Ubiquiti Networks	4,300	136,009
†Viasat	17,352	836,540
†Westell Technologies Class A	32,400	75,492
		11,953,874
Computers & Peripherals – 0.58%
†Avid Technology	15,883	174,713
†Cray	20,186	147,762
†Dot Hill Systems	17,300	26,123
†Electronics for Imaging	23,456	389,839
†Imation	16,514	102,222
†Immersion	12,097	66,050
†Intermec	30,683	237,180
†Intevac	11,982	101,847
†Novatel Wireless	20,752	69,519
†OCZ Technology Group	30,200	210,796
†Quantum	103,633	271,518
Rimage	5,478	54,835
†Silicon Graphics International	15,925	154,154
†STEC	16,574	156,459
†Stratasys	10,546	385,140
†Super Micro Computer	14,038	245,103
†Synaptics	15,242	556,484
Xyratex	13,700	217,967
		3,567,711
Construction & Engineering – 0.77%
†Aegion	19,866	354,211
Argan	4,700	75,388
Comfort Systems USA	19,754	215,516
†Dycom Industries	17,745	414,523
EMCOR	33,585	930,975
†Furmanite	20,500	131,610
Granite Construction	19,290	554,395
Great Lakes Dredge & Dock	26,571	191,843
†Layne Christensen	10,000	222,500
†MasTec	27,856	503,915
†Michael Baker	4,642	110,712
†MYR Group	9,100	162,526
†Northwest Pipe	5,039	107,028
†Orion Marine Group	11,100	80,253
†Pike Electric	9,582	78,860
Primoris Services	14,200	228,052
†Sterling Construction	9,100	88,725
†Tutor Perini	16,008	249,405
†Unitek Global Services	5,100	17,187
		4,717,624
Construction Materials – 0.22%
Eagle Materials	21,200	736,700
†Headwaters	35,651	149,021
†Texas Industries	11,371	398,099
†United States Lime & Minerals	1,400	83,846
		1,367,666
Consumer Finance – 0.66%
Advance America Cash Advance Centers	28,155	295,346
Cash America International	13,952	668,719
†Credit Acceptance	3,103	313,434
†DFC Global	21,518	406,045
†Ezcorp Class A	22,328	724,655
†First Cash Financial Services	15,650	671,229
†First Marblehead	15,400	18,788
†Imperial Holdings	7,600	20,292
Nelnet Class A	11,998	310,868
†NetSpend Holdings	12,300	95,448
Nicholas Financial	6,000	79,140
†World Acceptance	7,437	455,516
		4,059,480
Containers & Packaging – 0.18%
†AEP Industries	2,552	88,835
†Boise	45,076	370,074
†Graphic Packaging Holding	80,402	443,819
Myers Industries	13,472	198,712
		1,101,440
Distributors – 0.21%
Core Mark Holding	5,162	211,332
Pool	24,100	901,822
†Voxx International	7,585	102,853
Weyco Group	4,120	97,644
		1,313,651
Diversified Consumer Services – 1.21%
†American Public Education	8,902	338,276
†Archipelago Learning	7,800	86,736
†Ascent Capital Group Class A	7,200	340,488
†Bridgepoint Education	8,100	200,475
†Cambium Learning Group	6,700	17,755
†Capella Education	6,659	239,391
†Coinstar	15,714	998,625
†Corinthian Colleges	42,047	174,075
†Grand Canyon Education	14,700	261,072
Hillenbrand	29,900	686,205
†K12	13,042	308,182
Lincoln Educational Services	12,578	99,492
Mac-Gray	5,200	78,676
Matthews International Class A	14,663	463,937
National American University Holdings	3,000	18,900
Regis	28,699	528,923
Sotheby's	33,437	1,315,412
†Steiner Leisure	7,559	369,106
Stewart Enterprises Class A	40,531	246,023
Strayer Education	5,800	546,824
Universal Technical Institute	11,233	148,163
		7,466,736
Diversified Financial Services – 0.41%
California First National Bancorp	1,000	15,340
Compass Diversified Holdings	20,480	302,899
†Encore Capital Group	7,375	166,306
Gain Capital Holdings	2,500	12,550
MarketAxess Holdings	14,240	531,010
Marlin Business Services	3,200	48,192
†NewStar Financial	14,764	164,176
†PHH	27,844	430,747
†PICO Holdings	11,575	271,434
†Portfolio Recovery Associates	8,123	582,581
		2,525,235
Diversified Telecommunications Services – 0.67%
†8x8	33,000	138,600
†AboveNet	11,600	960,480
Alaska Communications Systems Group	23,666	72,891
Atlantic Tele-Network	4,969	180,673
†Boingo Wireless	2,800	33,880
†Cbeyond	15,038	120,304
†Cincinnati Bell	100,195	402,784
†Cogent Communications Group	23,165	441,988
Consolidated Communications Holdings	11,944	234,461
†FairPoint Communications	6,300	23,688
†General Communication Class A	18,762	163,605
†Globalstar	66,200	46,340
HickoryTech	7,900	81,686
IDT Class B	7,400	69,116
†InContact	18,100	100,998
†Iridium Communications	22,900	200,604
Lumos Networks	7,616	81,948
†Neutral Tandem	16,470	200,769
†Premiere Global Services	23,719	214,420
SureWest Communications	6,800	153,340
†Towerstream	15,800	75,050
†Vonage Holdings	71,300	157,573
		4,155,198
Electric Utilities – 1.36%
ALLETE	15,155	628,781
Central Vermont Public Service	6,928	243,866
Cleco	30,272	1,200,285
El Paso Electric	20,032	650,840
Empire District Electric	20,807	423,422
Idacorp	24,882	1,023,148
MGE Energy	11,449	508,221
Otter Tail	18,058	391,859
PNM Resources	37,933	694,174
Portland General Electric	37,596	939,148
UIL Holdings	25,415	883,425
Unisource Energy	17,511	640,377
UNITIL	4,800	128,784
		8,356,330
Electrical Equipment – 1.38%
†A123 Systems	45,700	51,184
†Active Power	23,800	18,566
Acuity Brands	21,384	1,343,556
†American Superconductor	23,771	97,937
AZZ	6,310	325,848
Belden	23,763	900,855
Brady Class A	23,789	769,574
†Broadwind Energy	44,400	20,872
†Capstone Turbine	123,300	125,766
†Coleman Cable	4,000	38,880
Encore Wire	9,650	286,895
†EnerSys	22,812	790,436
Franklin Electric	11,549	566,709
†FuelCell Energy	80,067	125,705
†Generac Holdings	12,700	311,785
†Global Power Equipment Group	8,200	227,140
†II-VI	25,638	606,339
LSI Industries	7,347	53,854
†Powell Industries	4,684	160,427
†PowerSecure International	11,300	68,478
Preformed Line Products	1,179	77,225
†SatCon Technology	30,100	10,836
†Thermon Group Holdings	4,100	83,845
†Valence Technology	39,100	31,605
Vicor	10,921	87,368
Woodward	30,452	1,304,259
		8,485,944
Electronic Equipment, Instruments & Components – 2.36%
†Aeroflex Holding	11,095	123,598
†Agilysys	10,376	93,280
†Anixter International	14,350	1,040,807
†Benchmark Electronics	30,312	499,845
†Brightpoint	34,236	275,600
†Checkpoint Systems	20,282	228,781
Cognex	20,817	881,808
Coherent	11,200	653,296
CTS	18,172	191,169
Daktronics	18,214	161,922
DDi	8,900	108,580
†DTS	8,862	267,810
†Echelon	15,174	67,221
Electro Rent	8,382	154,313
Electro Scientific Industries	11,920	178,919
†eMagin	9,000	29,250
†Fabrinet	10,700	189,497
†FARO Technologies	8,198	478,189
=†Gerber Scientific	6,600	0
†GSI Group	14,100	170,046
†Identive Group	20,100	42,009
†Insight Enterprises	20,683	453,578
†InvenSense	4,900	88,690
†KEMET	19,800	185,328
†LeCroy	9,700	100,783
Littelfuse	10,870	681,549
†Maxwell Technologies	14,300	262,119
†Measurement Specialties	6,808	229,430
†Mercury Computer Systems	15,568	206,276
Methode Electronics	19,798	183,725
†Microvision	5,475	14,947
MTS Systems	7,888	418,774
†Multi-Fineline Electronix	5,060	138,897
†NeoPhotonics	5,100	24,123
†Newport	17,355	307,531
†OSI Systems	9,518	583,453
Park Electrochemical	9,587	289,815
†PC Connection	4,072	33,472
†Plexus	16,893	591,086
†Power-One	37,110	168,851
†Pulse Electronics	26,293	65,995
†RadiSys	11,742	86,891
Richardson Electronics	7,800	93,444
†Rofin-Sinar Technologies	14,302	377,144
†Rogers	7,979	309,186
†Sanmina-SCI	40,700	466,015
†ScanSource	13,420	500,834
†Synnex	12,663	482,967
†TTM Technologies	26,345	302,704
†Universal Display	18,342	670,033
†Viasystems Group	1,700	32,266
†Vishay Precision Group	7,000	103,810
†X-Rite	15,400	69,916
†Zygo	6,967	136,344
		14,495,916
Energy Equipment & Services – 1.78%
†Basic Energy Services	12,305	213,492
Bristow Group	17,381	829,595
†C&J Energy Services	5,800	103,182
†Cal Dive International	41,975	138,518
†Dawson Geophysical	3,511	120,603
†Dril-Quip	17,067	1,109,696
†Exterran Holdings	32,000	422,080
†Geokinetics	5,600	9,856
†Global Geophysical Services	7,400	78,514
Gulf Island Fabrication	7,495	219,379
†Gulfmark Offshore	11,818	543,155
†Helix Energy Solutions Group	53,200	946,960
†Hercules Offshore	59,100	279,543
†Hornbeck Offshore Services	14,674	616,748
†ION Geophysical	65,330	421,379
†Key Energy Services	62,100	959,445
Lufkin Industries	15,084	1,216,524
†Matrix Service	14,079	197,247
†Mitcham Industries	6,700	150,482
†Natural Gas Services Group	7,000	92,400
†Newpark Resources	45,281	370,851
†OYO Geospace	2,272	239,310
†Parker Drilling	58,827	351,197
†PHI	6,558	151,818
†Pioneer Drilling	30,804	271,075
†RigNet	2,800	49,084
†Tesco	15,500	219,945
†TETRA Technologies	38,400	361,728
†Union Drilling	9,677	53,804
†Vantage Drilling	77,500	124,000
†Willbros Group	22,594	73,205
		10,934,815
Food & Staples Retailing – 1.08%
Andersons	9,360	455,738
Arden Group	700	63,623
Casey's General Stores	18,991	1,053,241
†Chefs' Warehouse	4,400	101,816
†Fresh Market	13,400	642,530
Ingles Markets Class A	5,336	94,127
Nash Finch	6,420	182,456
†Pantry	12,278	159,737
PriceSmart	8,463	616,191
†Rite Aid	296,900	516,606
†Ruddick	24,517	983,132
Spartan Stores	11,888	215,411
†Susser Holdings	4,600	118,082
†United Natural Foods	23,963	1,118,113
Village Super Market Class A	3,114	98,371
Weis Markets	5,678	247,561
		6,666,735
Food Products – 1.31%
Alico	1,209	27,940
B&G Foods Class A	23,800	535,738
Calavo Growers	6,400	171,392
Cal-Maine Foods	6,583	251,866
†Chiquita Brands International	20,532	180,476
†Darling International	58,241	1,014,558
†Diamond Foods	10,700	244,174
†Dole Food	18,700	186,626
Farmer Brothers	1,800	19,602
†Fresh Del Monte Produce	18,185	415,345
Griffin Land & Nurseries	700	18,487
†Hain Celestial Group	17,087	748,581
†Harbinger Group	2,900	15,022
†Imperial Sugar	4,212	19,754
J&J Snack Foods	7,180	376,663
Lancaster Colony	8,871	589,567
†Lifeway Foods	1,100	10,175
Limoneira	3,400	57,426
†Omega Protein	10,600	80,666
†Pilgrim's Pride	34,768	259,369
Sanderson Farms	10,992	582,906
†Seneca Foods Class A	5,100	134,334
†Smart Balance	31,600	208,876
Snyder's-Lance	23,406	605,045
Tootsie Roll Industries	12,371	283,427
†TreeHouse Foods	17,695	1,052,853
		8,090,868
Gas Utilities – 0.97%
Chesapeake Utilities	4,929	202,680
Laclede Group	11,099	433,083
New Jersey Resources	20,806	927,323
Northwest Natural Gas	12,639	573,811
Piedmont Natural Gas	35,670	1,108,268
South Jersey Industries	14,298	715,472
Southwest Gas	22,987	982,464
WGL Holdings	25,453	1,035,937
		5,979,038
Health Care Equipment & Supplies – 3.04%
†Abaxis	11,376	331,383
†ABIOMED	14,676	325,660
†Accuray	30,950	218,507
†Align Technology	29,296	807,105
†Alimera Sciences	2,200	7,436
†Alphatec Holdings	34,200	81,054
Analogic	6,351	428,947
†AngioDynamics	13,082	160,255
†Antares Pharma	48,500	156,655
†Arthrocare	13,600	365,160
†AtriCure	7,800	77,610
Atrion	793	166,697
†Bacterin International Holdings	6,100	14,762
†BIOLASE Technology	19,269	52,219
Cantel Medical	10,564	265,051
†Cardiovascular Systems	5,700	52,725
†Cerus	28,200	113,364
†Conceptus	16,419	236,105
Conmed	14,170	423,258
†CryoLife	16,689	87,951
†Cyberonics	14,086	537,099
†Cynosure Class A	4,986	89,050
†Delcath Systems	27,000	84,780
†DexCom	33,400	348,362
†DynaVox Class A	2,400	7,392
†Endologix	25,100	367,715
†Exactech	3,600	57,060
†Greatbatch	11,884	291,396
†Haemonetics	12,303	857,272
†Hansen Medical	26,277	78,831
†Heartware International	6,000	394,140
†ICU Medical	5,568	273,723
†Insulet	22,896	438,229
†Integra LifeSciences Holdings	9,044	313,736
Invacare	14,342	237,647
†IRIS International	7,300	98,623
Kensey Nash	4,656	136,235
†MAKO Surgical	15,200	640,680
†Masimo	24,876	581,601
†Medical Action Industries	9,440	53,997
Meridian Bioscience	20,502	397,329
†Merit Medical Systems	21,138	262,534
†Natus Medical	12,754	152,155
†Navidea Biopharmaceuticals	50,500	165,640
†Neogen	11,550	451,259
†NuVasive	21,178	356,638
†NxStage Medical	22,201	427,813
†OraSure Technologies	24,484	281,321
†Orthofix International	9,110	342,354
†Palomar Medical Technologies	10,938	102,161
†Quidel	13,158	241,712
†Rockwell Medical Technologies	9,400	88,924
†RTI Biologics	30,988	114,656
†Solta Medical	31,200	94,536
†Spectranetics	14,455	150,332
†Staar Surgical	16,000	173,280
†Stereotaxis	6,871	4,466
STERIS	29,499	932,757
†SurModics	6,651	102,226
†Symmetry Medical	19,433	137,391
†Synergetics USA	13,100	85,150
†Tornier	5,800	149,060
†Unilife	31,300	127,078
†Uroplasty	6,300	18,963
†Vascular Solutions	9,400	101,426
†Volcano	26,085	739,510
West Pharmaceutical Services	16,878	717,821
†Wright Medical Group	19,755	381,667
Young Innovations	3,200	98,944
†Zeltiq Aesthetics	3,600	22,212
†Zoll Medical	10,833	1,003,460
		18,684,247
Health Care Providers & Services – 2.67%
†Accretive Health	19,800	395,406
†Air Methods	5,685	496,016
†Alliance HealthCare Services	9,548	14,322
†Almost Family	4,200	109,242
†Amedisys	15,051	217,637
†AMN Healthcare Services	16,380	99,263
†Amsurg	15,633	437,411
Assisted Living Concepts Class A	8,716	144,773
†Bio-Reference Labs	11,300	265,663
†BioScrip	22,100	150,059
†Capital Senior Living	15,467	142,915
†CardioNet	17,300	53,284
†Centene	24,893	1,219,010
Chemed	9,478	594,081
†Chindex International	7,200	68,400
†CorVel	3,308	131,956
†Cross Country Healthcare	17,025	85,295
†Emeritus	15,565	274,878
Ensign Group	8,600	233,576
†ExamWorks Group	11,700	145,314
†Five Star Quality Care	25,500	86,955
†Gentiva Health Services	16,900	147,706
†Hanger Orthopedic Group	16,900	369,434
†HealthSouth	47,396	970,670
†Healthways	19,117	140,701
†HMS Holdings	41,911	1,308,042
†IPC the Hospitalist	8,204	302,810
†Kindred Healthcare	26,152	225,953
Landauer	4,714	249,936
†LHC Group	8,418	155,986
†Magellan Health Services	13,490	658,447
†Metropolitan Health Networks	18,853	176,653
†Mmodal	17,100	180,405
†Molina Healthcare	13,251	445,631
†MWI Veterinary Supply	6,198	545,424
National Healthcare	4,673	212,902
National Research	1,300	55,822
Owens & Minor	31,811	967,373
†PharMerica	15,422	191,695
†Providence Service	6,409	99,404
†PSS World Medical	24,309	615,990
†RadNet	9,500	30,210
†Select Medical Holdings	23,600	181,484
†Skilled Healthcare Group	7,312	56,010
†Sun Healthcare Group	15,786	107,976
†Sunrise Senior Living	25,991	164,263
†Team Health Holdings	12,300	252,888
†Triple-S Management Class B	10,403	240,309
U.S. Physical Therapy	6,500	149,825
†Universal American	16,824	181,363
†Vanguard Health Systems	14,700	144,942
†WellCare Health Plans	21,100	1,516,669
		16,412,379
Health Care Technology – 0.61%
†athenahealth	17,214	1,275,902
Computer Programs & Systems	5,527	312,386
†Epocrates	2,700	23,166
†HealthStream	8,100	187,839
†MedAssets	24,283	319,564
†Medidata Solutions	9,600	255,744
†Merge Healthcare	27,400	160,290
†Omnicell	16,906	257,140
Quality Systems	18,542	810,842
†Transcend Services	4,900	143,815
		3,746,688
Hotels, Restaurants & Leisure – 2.84%
†AFC Enterprises	13,074	221,735
Ambassadors Group	11,830	63,291
Ameristar Casinos	16,281	303,315
Benihana	8,400	109,620
†Biglari Holdings	630	253,796
†BJ's Restaurants	11,901	599,215
Bob Evans Farms	15,036	567,158
†Boyd Gaming	28,900	226,576
†Bravo Brio Restaurant Group	10,100	201,596
†Buffalo Wild Wings	8,780	796,258
†Caribou Coffee	6,000	111,840
†Carrols Restaurant Group	7,700	117,425
CEC Entertainment	10,002	379,176
†Cheesecake Factory	29,000	852,310
Churchill Downs	6,402	357,872
Cracker Barrel Old Country Store	10,872	606,658
†Denny's	51,536	208,205
†DineEquity	7,800	386,880
Domino's Pizza	28,791	1,045,112
Einstein Noah Restaurant Group	2,400	35,808
†Gaylord Entertainment	17,770	547,316
International Speedway Class A	14,800	410,700
Interval Leisure Group	20,600	358,440
†Isle of Capri Casinos	7,745	54,680
†Jack in the Box	20,798	498,528
†Jamba	24,900	51,543
†Krispy Kreme Doughnuts	26,643	194,494
†Life Time Fitness	20,932	1,058,530
†Luby's	6,700	40,669
Marcus	11,412	143,221
†Monarch Casino & Resort	2,757	28,397
†Morgans Hotel Group	12,368	61,222
†Multimedia Games	11,700	128,232
†O'Charleys	7,541	74,203
†Orient-Express Hotels Class A	47,800	487,560
P.F. Chang's China Bistro	10,321	407,886
†Papa John's International	9,203	346,585
†Peet's Coffee & Tea	6,375	469,838
†Pinnacle Entertainment	30,868	355,291
†Red Lion Hotels	9,400	77,174
†Red Robin Gourmet Burgers	6,708	249,471
†Ruby Tuesday	33,150	302,660
Ruth's Hospitality Group	20,077	152,384
†Scientific Games	30,100	350,966
†Shuffle Master	25,423	447,445
Six Flags Entertainment	20,900	977,493
†Sonic	31,291	240,315
Speedway Motorsports	6,828	127,547
Texas Roadhouse	31,246	519,933
†Town Sports International Holding	11,400	143,982
Vail Resorts	17,224	744,938
		17,495,489
Household Durables – 0.87%
American Greetings Class A	17,692	271,395
†Beazer Homes USA	42,957	139,610
Blyth	2,755	206,157
†Cavco Industries	3,700	172,346
†Central Garden & Pet Class A	20,663	198,985
CSS Industries	3,404	66,242
Ethan Allen Interiors	11,185	283,204
†Furniture Brands International	14,381	24,160
†Helen of Troy	15,332	521,440
†Hovnanian Enterprises Class A	24,255	59,425
†iRobot	11,933	325,294
KB Home	36,100	321,290
†La-Z-Boy	24,165	361,508
†Libbey	10,500	135,870
Lifetime Brands	5,700	64,068
†M/I Homes	7,821	96,668
MDC Holdings	18,800	484,852
†Meritage Homes	14,320	387,499
Ryland Group	20,700	399,096
†Sealy	32,182	65,008
†Skullcandy	4,700	74,401
†Skyline	1,622	12,408
†Spectrum Brands Holdings	8,600	300,656
†Standard Pacific	48,078	214,428
†Universal Electronics	8,114	162,118
		5,348,128
Household Products – 0.06%
Oil-Dri Corp. of America	1,600	34,064
WD-40	7,387	335,000
		369,064
Independent Power Producers & Energy Traders – 0.17%
Atlantic Power	54,200	750,128
†Dynegy	52,100	29,176
Genie Energy	7,400	71,558
Ormat Technologies	9,600	193,440
		1,044,302
Industrial Conglomerates – 0.22%
Raven Industries	8,960	546,650
†Seaboard	157	306,307
Standex International	6,346	261,392
Tredegar	10,894	213,413
		1,327,762
Insurance – 2.62%
Alterra Capital Holdings	45,213	1,038,995
American Equity Investment Life Holding	30,129	384,747
†American Safety Insurance Holdings	5,200	98,020
Amerisafe	9,623	238,073
Amtrust Financial Services	12,216	328,366
Argo Group International Holdings	13,685	408,771
Baldwin & Lyons Class B	4,518	101,113
†Citizens	17,522	173,117
†CNO Financial Group	111,400	866,692
Crawford Class B	10,340	50,666
Delphi Financial Group	23,914	1,070,630
Donegal Group Class A	2,953	40,368
†eHealth	8,968	146,268
EMC Insurance Group	2,405	48,316
Employers Holdings	17,239	305,303
†Enstar Group	3,408	337,358
FBL Financial Group Class A	6,717	226,363
First American Financial	52,900	879,727
Flagstone Reinsurance Holdings	27,310	214,930
†Fortegra Financial	2,900	24,244
†Global Indemnity	5,456	106,337
†Greenlight Capital Re Class A	14,124	347,874
†Hallmark Financial Service	3,275	25,840
Harleysville Group	5,680	327,736
†Hilltop Holdings	20,963	175,880
Horace Mann Educators	20,335	358,303
Independence Holding	5,720	56,971
Infinity Property & Casualty	6,220	325,493
Kansas City Life Insurance	2,512	80,886
Maiden Holdings	22,900	206,100
Meadowbrook Insurance Group	27,160	253,403
Montpelier Re Holdings	30,812	595,288
†National Financial Partners	19,165	290,158
National Interstate	3,491	89,300
National Western Life Insurance Class A	1,013	138,649
†Navigators Group	5,541	261,757
OneBeacon Insurance Group	11,700	180,297
†Phoenix Companies	64,287	157,503
Platinum Underwriters Holdings	17,738	647,437
Presidential Life	10,496	119,969
Primerica	14,000	352,940
ProAssurance	15,104	1,330,812
RLI	8,704	623,555
Safety Insurance Group	6,503	270,785
SeaBright Insurance Holdings	9,980	90,718
Selective Insurance Group	26,889	473,515
State Auto Financial	7,274	106,273
Stewart Information Services	7,754	110,184
Symetra Financial	33,900	390,867
Tower Group	18,271	409,819
United Fire Group	11,248	201,227
Universal Insurance Holdings	13,300	51,737
		16,139,680
Internet & Catalog Retail – 0.30%
†1-800-FLOWERS.com Class A	17,982	54,485
†Blue Nile	5,713	188,415
†GeekNet	1,400	20,244
HSN	20,100	764,403
NutriSystem	14,200	159,466
†Orbitz Worldwide	7,077	21,585
†Overstock.com	3,333	17,465
PetMed Express	8,634	106,889
†Shutterfly	14,566	456,353
†US Auto Parts Network	4,900	17,689
†ValueVision Media Class A	11,800	24,426
		1,831,420
Internet Software & Services – 1.73%
†Active Network	6,900	116,127
†Ancestry.com	15,600	354,744
†Angie’s List	5,000	94,450
†Bankrate	11,100	274,725
†Carbonite	5,300	58,353
†comScore	14,839	317,406
†Constant Contact	14,954	445,480
†Cornerstone OnDemand	4,900	107,016
†DealerTrack Holdings	20,580	622,751
†Demand Media	3,600	26,100
†Dice Holdings	21,949	204,784
†Digital River	17,365	324,899
EarthLink	54,833	438,116
†Envestnet	10,900	136,468
†Friendfinder Networks	2,900	3,944
†ICG Group	19,873	177,863
†infospace	17,969	230,183
†Internap Network Services	23,389	171,675
†IntraLinks Holdings	17,000	89,930
J2 Global Communications	21,864	627,060
Keynote Systems	8,030	158,673
†KIT Digital	20,000	144,000
†Limelight Networks	30,177	99,282
†Liquidity Services	9,500	425,600
†LivePerson	26,600	446,082
†LogMeIn	10,200	359,346
†LoopNet	8,815	165,546
Marchex Class B	11,908	53,110
†ModusLink Global Solutions	24,692	133,337
†Move	21,064	204,531
†NIC	31,968	387,772
†OpenTable	11,100	449,217
†Openwave Systems	35,400	80,358
†Perficient	10,493	126,021
†Quepasa	3,400	15,096
†QuinStreet	14,600	153,154
†RealNetworks	12,013	119,409
†Responsys	6,100	73,017
†Saba Software	15,800	154,998
†SciQuest	6,900	105,156
†SPS Commerce	3,500	94,080
†Stamps.com	5,881	163,962
†support.com	19,100	60,165
†TechTarget	4,900	33,957
†Travelzoo	3,300	75,900
United Online	40,145	196,309
†ValueClick	37,516	740,565
†Vocus	9,168	121,476
†Web.com Group	13,000	187,590
†XO Group	13,966	131,141
†Zillow	1,600	56,944
†Zix	36,500	106,215
		10,644,083
IT Services – 1.92%
†Acxiom	40,400	593,072
†CACI International Class A	13,177	820,795
†Cardtronics	20,432	536,340
Cass Information Systems	4,921	196,594
†CGS Systems International	15,977	241,892
†CIBER	27,721	117,537
†Computer Task Group	8,600	131,752
†Convergys	50,000	667,500
†Dynamics Research	2,800	26,992
†Echo Global Logistics	4,700	75,670
†Euronet Worldwide	25,522	533,155
†ExlService Holdings	7,342	201,464
Forrester Research	6,854	222,070
†Global Cash Access Holdings	30,897	240,997
†Hackett Group	12,650	75,521
Heartland Payment Systems	19,151	552,315
Henry (Jack) & Associates	42,632	1,454,603
iGate	16,135	270,423
†Lionbridge Technologies	35,100	101,088
Mantech International Class A	11,629	400,735
MAXIMUS	16,558	673,414
†Moneygram International	5,775	103,950
†NCI Class A	1,600	10,224
†PRGX Global	12,400	77,996
†Sapient	51,970	647,027
†ServiceSource International	5,800	89,784
†Stream Global Services	4,500	14,805
Syntel	7,676	429,856
†TeleTech Holdings	13,054	210,169
†TNS	13,054	283,663
†Unisys	21,560	425,163
†Virtusa	8,256	142,581
†Wright Express	19,139	1,238,867
		11,808,014
Leisure Equipment & Products – 0.47%
†Artic Cat	6,200	265,546
†Black Diamond	7,500	69,450
Brunswick	44,100	1,135,576
Callaway Golf	29,145	197,020
JAKKS Pacific	13,880	242,206
†Johnson Outdoors Class A	2,000	38,200
†LeapFrog Enterprises	18,081	151,157
Marine Products	5,134	30,547
†Smith & Wesson Holding	26,664	206,646
†Steinway Musical Instruments	3,792	94,800
Sturm Ruger	9,500	466,450
†Summer Infant	4,200	25,200
		2,922,798
Life Sciences Tools & Services – 0.38%
†Affymetrix	36,645	156,474
†Albany Molecular Research	7,815	21,101
†BG Medicine	3,800	26,676
†Cambrex	16,418	114,762
†Complete Genomics	3,300	9,306
†Enzo Biochem	13,699	36,850
†eResearch Technology	26,621	208,176
†Fluidigm	3,600	56,628
†Furiex Pharmaceuticals	4,000	94,520
†Harvard Bioscience	7,200	28,224
†Luminex	18,815	439,330
†Medtox Scientific	3,800	64,068
†Pacific Biosciences of California	18,700	63,954
†Parexel International	29,492	795,399
†Sequenom	60,300	245,421
		2,360,889
Machinery – 3.24%
†3D Systems	21,040	495,282
†Accuride	21,300	185,097
Actuant Class A	34,233	992,415
Alamo Group	2,700	81,162
Albany International	13,980	320,841
†Altra Holdings	13,471	258,643
†American Railcar Industries	4,186	98,413
Ampco-Pittsburgh	4,870	98,033
†Astec Industries	9,995	364,618
Badger Meter	7,675	260,873
Barnes Group	25,943	682,560
†Blount International	24,317	405,608
Briggs & Stratton	25,184	451,549
Cascade	4,225	211,757
†Chart Industries	14,544	1,066,512
CIRCOR International	8,701	289,482
CLARCOR	25,057	1,230,047
†Colfax	21,600	761,184
†Columbus McKinnon	10,484	170,784
†Commercial Vehicle Group	12,700	155,067
Douglas Dynamics	10,000	137,500
Dynamic Materials	7,159	151,126
†Energy Recovery	28,000	64,400
†EnPro Industries	10,326	424,399
ESCO Technologies	13,259	487,533
†Federal Signal	26,899	149,558
†Flow International	27,683	111,286
FreightCar America	5,250	118,073
Gorman-Rupp	6,857	200,087
Graham	4,600	100,694
†Greenbrier Companies	9,838	194,694
†Hurco Companies	3,900	110,175
John Bean Technologies	14,700	238,140
†Kadant	6,641	158,189
Kaydon	15,418	393,313
LB Foster Class A	3,857	109,963
Lindsay	6,299	417,435
†Lydall	9,700	98,843
†Meritor	47,229	381,138
Met-Pro	8,800	92,928
†Middleby	9,315	942,492
Miller Industries	6,400	108,288
Mueller Industries	18,871	857,687
Mueller Water Products Class A	81,134	270,176
NACCO Industries Class A	3,023	351,787
†NN	10,200	83,232
†Omega Flex	497	6,312
†PMFG	9,600	144,096
†RBC Bearings	10,957	505,446
Robbins & Myers	19,619	1,021,169
Sauer-Danfoss	5,832	274,104
Sun Hydraulics	10,225	267,486
†Tecumseh Products Class A	5,164	20,759
Tennant	9,579	421,476
Titan International	20,855	493,221
†Trimas	12,784	286,234
Twin Disc	4,744	123,771
†Wabash National	34,300	355,005
Watts Water Technologies Class A	14,984	610,598
†Xerium Technologies	6,500	41,925
		19,904,665
Marine – 0.05%
Baltic Trading	4,100	17,015
†Eagle Bulk Shipping	40,849	79,247
†Excel Maritime Carriers	26,200	52,400
†Genco Shipping & Trading	16,366	104,088
International Shipholding	2,900	66,961
†Ultrapetrol (Bahamas)	4,077	8,154
		327,865
Media – 1.26%
Arbitron	13,459	497,714
Belo (A.H.) Class A	11,700	57,213
Belo Class A	46,393	332,638
†Central European Media Enterprises Class A	18,900	134,190
Cinemark Holdings	46,319	1,016,702
†Crown Media Holdings Class A	6,396	10,170
†Cumulus Media Class A	13,900	48,511
†Dial Global	800	1,864
†Digital Domain Media Group	1,800	10,242
†Digital Generation	13,858	141,490
†Entercom Communications Class A	14,400	93,456
Entravision Communications Class A	12,900	22,059
†EW Scripps	13,900	137,193
†Fisher Communications	4,841	148,716
†Global Sources	5,967	36,757
†Gray Television	31,300	59,157
Harte-Hanks	23,300	210,865
†Journal Communications Class A	17,738	99,865
†Knology	15,567	283,319
†Lin TV Class A	18,384	74,455
†Lions Gate Entertainment	20,900	290,928
†Live Nation	67,091	630,655
†Martha Stewart Living Omnimedia Class A	16,554	63,071
†McClatchy Class A	34,300	99,127
MDC Partners Class A	13,200	146,784
Meredith	18,000	584,280
National CineMedia	27,547	421,469
†New York Times Class A	67,700	459,683
†Nexstar Broadcasting Group	4,800	39,888
†Outdoor Channel Holdings	5,600	40,936
†ReachLocal	5,900	42,067
†Rentrak	3,900	88,530
†Saga Communications Class A	1,800	64,440
Scholastic	13,354	471,129
Sinclair Broadcasting Group Class A	23,238	257,012
†Valassis Communications	22,086	507,978
Value Line	630	7,736
World Wrestling Entertainment Class A	14,754	130,868
		7,763,157
Metals & Mining – 1.43%
†AM Castle	9,401	118,923
AMCOL International	12,227	360,574
Century Aluminum	26,100	231,768
†Coeur d'Alene Mines	44,548	1,057,569
†General Moly	29,325	98,239
Globe Specialty Metals	31,200	463,944
Gold Resource	14,300	347,633
†Golden Minerals	14,500	122,235
†Golden Star Resources	129,500	240,870
†Handy & Harman	2,700	38,988
Haynes International	6,185	391,820
Hecla Mining	132,770	613,397
†Horsehead Holding	19,931	227,014
†Jaguar Mining	42,700	199,409
Kaiser Aluminum	8,100	382,806
†Materion	10,300	295,919
†McEwen Mining	52,900	234,876
†Metals USA Holdings	4,500	64,845
†Midway Gold	46,500	66,495
Noranda Aluminium Holding	12,300	122,631
Olympic Steel	5,151	123,624
†Paramount Gold & Silver	62,300	140,798
†Revett Minerals	12,100	50,578
†RTI International Metals	15,094	348,068
†Stillwater Mining	54,881	693,696
†Suncoke Energy	35,100	498,771
†Thompson Creek Metals	72,200	488,072
†Universal Stainless & Alloy	3,874	165,497
†US Energy (Wyoming)	7,000	22,120
†Vista Gold	37,700	118,378
Worthington Industries	25,307	485,388
		8,814,945
Multiline Retail – 0.18%
Bon-Ton Stores	7,900	72,996
Fred's Class A	17,893	261,417
†Gordmans Stores	2,500	54,925
†Saks	54,800	636,228
†Tuesday Morning	25,918	99,525
		1,125,091
Multi-Utilities – 0.40%
Avista	27,417	701,327
Black Hills	18,733	628,117
CH Energy Group	7,757	517,625
NorthWestern	17,266	612,252
		2,459,321
Oil, Gas & Consumable Fuels – 4.45%
†Abraxas Petroleum	43,800	136,656
Alon USA Energy	6,740	60,997
†Amyris	9,200	47,656
Apco Oil & Gas International	4,544	309,764
†Approach Resources	12,254	452,785
†ATP Oil & Gas	22,567	165,867
Berry Petroleum Class A	25,461	1,199,977
†Bill Barrett	22,491	584,991
†BPZ Resources	55,121	222,138
†Callon Petroleum	21,800	137,122
†CAMAC Energy	12,100	12,100
†Carrizo Oil & Gas	19,197	542,507
†Cheniere Energy	62,800	940,744
†Clayton Williams Energy	3,066	243,563
†Clean Energy Fuels	24,937	530,659
†Cloud Peak Energy	28,800	458,784
†Comstock Resources	23,600	373,588
†Contango Oil & Gas	6,131	361,177
†Crimson Exploration	12,600	52,290
Crosstex Energy	20,797	294,070
CVR Energy	42,142	1,127,299
Delek US Holdings	7,867	122,017
DHT Maritime	23,726	22,777
†Endeavor International	16,786	198,914
†Energy Partners	13,200	219,252
†Energy XXI Bermuda	37,200	1,343,292
†Evolution Petroleum	9,900	92,070
Frontline	27,100	208,399
†FX Energy	28,583	155,492
†Gastar Exploration	31,500	94,185
†GeoResources	9,300	304,482
†Gevo	2,700	24,813
†GMX Resources	38,360	48,717
Golar LNG	19,037	724,358
†Goodrich Petroleum	11,728	223,067
†Green Plains Renewable Energy	9,600	103,584
†Gulfport Energy	21,714	632,312
Hallador Energy	2,200	19,448
†Harvest Natural Resources	14,396	101,924
†Houston America Energy	8,700	45,414
†Hyperdynamics	77,900	100,491
†Isramco	300	26,208
†James River Coal	19,200	98,304
KiOR Class A	5,200	69,524
Knightsbridge Tankers	10,051	144,533
†Kodiak Oil & Gas	127,400	1,268,904
†L&L Energy	4,300	10,535
†Magnum Hunter Resources	56,900	364,729
†McMoRan Exploration	46,652	499,176
†Miller Energy Resources	19,000	80,180
Nordic American Tanker Shipping	24,618	390,934
†Northern Oil & Gas	30,100	624,274
†Oasis Petroleum	29,900	921,817
†Overseas Shipholding Group	11,800	149,034
Panhandle Oil & Gas Class A	3,200	94,336
†Patriot Coal	44,900	280,176
Penn Virginia	25,985	118,232
†Petroleum Development	11,920	442,113
†Petroquest Energy	28,892	177,397
†Rentech	100,000	208,000
†Resolute Energy	23,300	265,154
†Rex American Resources	2,500	76,750
†Rex Energy	18,893	201,777
†Rosetta Resources	26,309	1,282,827
†Scorpio Tankers	11,900	84,014
@†SemGroup Class A	20,600	600,284
Ship Finance International	22,524	344,617
†Solazyme	6,600	96,558
†Stone Energy	24,506	700,627
†Swift Energy	20,164	585,361
†Syntroleum	57,000	55,005
Targa Resources	8,400	381,780
Teekay Tankers Class A	22,437	136,193
†Triangle Petroleum	23,600	162,840
†Uranerz Energy	39,200	98,784
†Uranium Energy	124,631	151,320
†Uranium Resources	28,600	26,023
†Ur-Energy	64,200	78,324
†USEC	62,952	66,729
†Vaalco Energy	25,592	241,844
†Venoco	15,476	167,760
†Voyager Oil & Gas	18,400	44,712
W&T Offshore	17,500	368,900
†Warren Resources	38,992	127,114
Western Refining	26,200	493,084
†Westmoreland Coal	6,000	67,020
World Fuel Services	34,958	1,433,278
†Zion Oil & Gas	7,700	20,328
		27,367,155
Paper & Forest Products – 0.60%
Buckeye Technologies	19,023	646,211
†Clearwater Paper	11,436	379,790
Deltic Timber	5,429	343,601
Glatfelter	20,283	320,066
†Kapstone Paper & Packaging	19,800	390,060
†Louisiana-Pacific	65,800	615,230
Neenah Paper	6,732	200,210
Schweitzer-Mauduit International	7,988	551,651
†Verso Paper	3,800	7,144
Wausau Paper	22,403	210,140
		3,664,103
Personal Products – 0.53%
Elizabeth Arden	12,223	427,561
Female Health	9,200	49,864
Inter Parfums	6,936	108,826
†Medifast	7,600	132,696
†Nature's Sunshine Products	5,100	81,702
Nu Skin Enterprises Class A	26,995	1,563,280
†Nutraceutical International	5,700	82,992
†Prestige Brands Holdings	25,553	446,666
†Revlon Class A	6,400	110,400
†Schiff Nutrition International	7,400	90,946
†Synutra International	7,875	46,305
†USANA Health Sciences	3,352	125,130
		3,266,368
Pharmaceuticals – 1.89%
†Acura Pharmaceuticals	2,300	7,958
†Aegerion Pharmaceuticals	3,500	48,405
†Akorn	28,678	335,533
†Ampio Pharmaceuticals	10,900	37,169
†Auxilium Pharmaceuticals	23,844	442,783
†AVANIR Pharmaceuticals	64,800	221,616
†Cadence Pharmaceuticals	20,532	75,968
†Columbia Laboratories	40,100	28,471
†Corcept Therapeutics	19,600	77,028
†Cornerstone Therapeutics	2,100	12,516
†Depomed	28,200	176,532
†DURECT	28,060	22,448
†Endocyte	6,900	34,362
†Hi-Tech Pharmacal	5,200	186,836
†Impax Laboratories	31,100	764,438
†ISTA Pharmaceuticals	13,900	125,239
†Jazz Pharmaceuticals	10,900	528,323
†KV Pharmaceutical Class A	30,800	40,656
†Lannett	4,800	20,016
†MAP Pharmaceuticals	9,800	140,728
†Medicines	26,897	539,823
Medicis Pharmaceutical Class A	30,730	1,155,141
†Nektar Therapeutics	57,407	454,663
†NeoStem	9,000	3,398
†Obagi Medical Products	10,427	139,722
†Optimer Pharmaceuticals	21,400	297,460
†Pacira Pharmaceuticals	3,500	40,390
†Pain Therapeutics	20,812	74,715
†PAR Pharmaceuticals	17,214	666,698
†Pernix Therapeutics Holdings	1,800	16,200
†POZEN	16,106	96,636
†Questcor Pharmaceuticals	26,500	996,930
†Sagent Pharmaceuticals	2,700	48,249
†Salix Pharmaceuticals	28,918	1,518,195
†Santarus	22,900	133,965
†Sucampo Pharmaceuticals Class A	8,800	65,560
†ViroPharma	35,378	1,063,816
†Vivus	42,595	952,424
†XenoPort	13,044	58,698
		11,649,708
Professional Services – 1.51%
†Acacia Research	21,400	893,236
†Advisory Board	8,291	734,748
Barrett Business Services	4,500	89,235
†CBIZ	21,148	133,655
CDI	5,249	94,115
Corporate Executive Board	17,400	748,374
†CoStar Group	12,617	871,204
†CRA International	5,878	148,243
†Dolan	16,459	149,941
†Exponent	6,123	297,088
†Franklin Covey	8,100	76,221
†FTI Consulting	20,100	754,152
†GP Strategies	6,300	110,250
Heidrick & Struggles International	9,306	205,011
†Hill International	14,100	55,413
†Hudson Highland Group	13,400	72,092
†Huron Consulting Group	11,086	416,390
†ICF International	10,100	256,237
Insperity	11,614	355,853
Kelly Services Class A	13,883	221,989
†Kforce	14,660	218,434
†Korn/Ferry International	23,474	393,190
†Mistras Group	7,800	185,796
†Navigant Consulting	26,338	366,362
†Odyssey Marine Exploration	40,500	125,550
†On Assignment	16,926	295,697
†Pendrell	79,400	207,234
Resources Connection	22,155	311,278
†RPX	5,200	88,192
†School Specialty	5,427	19,212
†TrueBlue	19,832	354,596
VSE	2,000	49,620
		9,298,608
Real Estate Investment Trusts – 8.93%
Acadia Realty Trust	20,061	452,175
AG Mortgage Investment Trust	3,800	75,012
Agree Realty	5,437	122,767
Alexander's	977	384,821
American Assets Trust	16,200	369,360
American Campus Communities	33,497	1,497,986
American Capital Mortgage Investment	3,100	67,487
Anworth Mortgage Asset	62,990	414,474
Apollo Commercial Real Estate	9,100	142,415
Armour Residential REIT	65,700	443,475
Ashford Hospitality Trust	23,681	213,366
Associated Estates Realty	20,734	338,794
BioMed Realty Trust	76,342	1,448,971
Campus Crest Communities	16,000	186,560
CapLease	36,768	148,175
Capstead Mortgage	40,000	524,400
CBL & Associates Properties	73,400	1,388,728
Cedar Shopping Centers	31,180	159,642
Chatham Lodging Trust	6,600	83,754
Chesapeake Lodging Trust	16,500	296,505
Cogdell Spencer	25,000	106,000
Colonial Properties Trust	41,900	910,487
Colony Financial	16,700	273,546
Coresite Realty	9,000	212,310
Cousins Properties	45,969	348,445
CreXus Investment	29,100	300,894
CubeSmart	58,306	693,841
CYS Investments	53,300	697,697
DCT Industrial Trust	116,961	690,070
DiamondRock Hospitality	79,888	822,048
DuPont Fabros Technology	29,614	724,062
Dynex Capital	27,700	264,535
EastGroup Properties	12,840	644,825
Education Realty Trust	45,361	491,713
Entertainment Properties Trust	23,301	1,080,700
Equity Lifestyle Properties	16,168	1,127,556
Equity One	26,578	537,407
Excel Trust	16,300	196,904
Extra Space Storage	46,478	1,338,102
†FelCor Lodging Trust	64,978	233,921
†First Industrial Realty Trust	43,273	534,422
First Potomac Realty Trust	25,187	304,511
Franklin Street Properties	35,039	371,413
†Getty Realty	11,659	181,647
Gladstone Commercial	6,200	106,702
Glimcher Realty Trust	54,917	561,252
Government Properties Income Trust	17,647	425,469
Hatteras Financial	37,200	1,037,880
Healthcare Realty Trust	39,122	860,684
Hersha Hospitality Trust	71,790	391,973
Highwoods Properties	35,842	1,194,255
Home Properties	23,694	1,445,571
Hudson Pacific Properties	11,700	177,021
Inland Real Estate	38,849	344,591
Invesco Mortgage Capital	57,500	1,014,875
Investors Real Estate Trust	40,495	311,407
†iStar Financial	40,400	292,900
Kilroy Realty	33,700	1,570,757
Kite Realty Group Trust	30,366	160,029
LaSalle Hotel Properties	42,261	1,189,225
Lexington Reality Trust	59,591	535,723
LTC Properties	15,116	483,712
Medical Properties Trust	63,821	592,259
MFA Financial	176,821	1,320,853
Mid-America Apartment Communities	18,208	1,220,482
Mission West Properties	6,990	68,921
Monmouth Real Estate Investment Class A	18,800	183,112
†MPG Office Trust	31,200	73,008
National Health Investors	12,061	588,336
National Retail Properties	51,654	1,404,472
Newcastle Investment	48,700	305,836
NorthStar Realty Finance	43,993	238,002
Omega Healthcare Investors	50,575	1,075,225
One Liberty Properties	6,300	115,290
Parkway Properties	11,762	123,266
Pebblebrook Hotel Trust	25,400	573,532
Pennsylvania Real Estate Investment Trust	28,323	432,492
Pennymac Mortgage Investment Trust	14,204	265,189
Post Properties	26,208	1,228,107
Potlatch	19,063	597,434
PS Business Parks	8,782	575,572
RAIT Financial Trust	20,098	99,887
Ramco-Gershenson Properties Trust	17,459	213,349
Redwood Trust	38,860	435,232
Resource Capital	36,893	198,853
Retail Opportunity Investments	23,000	276,920
RJL Lodging Trust	14,300	266,409
Sabra Healthcare REIT	18,986	312,130
Saul Centers	4,003	161,561
Sovran Self Storage	13,131	654,318
STAG Industrial	9,100	127,036
Starwood Property Trust	46,671	981,024
†Strategic Hotel & Resorts	87,305	574,467
Summit Hotel Properties	15,000	113,700
Sun Communities	12,526	542,752
†Sunstone Hotel Investors	59,353	578,098
Tanger Factory Outlet Centers	42,480	1,262,930
Terreno Realty	7,700	110,187
Two Harbors Investment	104,400	1,058,616
UMH Properties	7,500	82,200
Universal Health Realty Income Trust	6,108	242,060
Urstadt Biddle Properties Class A	10,442	206,125
Walter Investment Management	13,110	295,631
Washington Real Estate Investment Trust	33,104	983,189
Whitestone REIT Class B	3,500	45,640
Winthrop Realty Trust	15,298	177,304
		54,930,955
Real Estate Management & Development – 0.12%
†AV Homes	4,477	54,530
Consolidated-Tomoka Land	1,592	47,362
†Forestar Group	16,300	250,857
Kennedy-Wilson Holdings	12,000	162,000
†Tejon Ranch	7,431	212,824
		727,573
Road & Rail – 1.26%
†Amerco	4,369	460,973
†Arkansas Best	12,955	243,684
Avis Budget Group	52,900	748,535
Celadon Group	10,977	170,692
†Covenant Transportation Group Class A	4,100	13,120
†Dollar Thrifty Automotive Group	14,340	1,160,250
†Genesee & Wyoming Class A	19,735	1,077,136
Heartland Express	25,248	365,086
Knight Transportation	30,322	535,487
Marten Transport	6,889	152,040
†Old Dominion Freight Line	23,504	1,120,437
†Patriot Transportation Holding	2,674	62,277
†Quality Distribution	8,500	117,130
†RailAmerica	9,700	208,162
†Roadrunner Transportation Systems	5,400	93,690
†Saia	6,849	116,501
†Swift Transportation	40,000	461,600
†Universal Truckload Services	3,005	45,255
Werner Enterprises	21,643	538,045
†Zipcar	5,600	82,936
		7,773,036
Semiconductors & Semiconductor Equipment – 3.46%
†Advanced Energy Industries	22,360	293,363
†Alpha & Omega Semiconductor	5,700	54,834
†Amkor Technology	47,705	293,147
†Amtech Systems	2,900	24,157
†Anadigics	37,203	88,171
†Applied Micro Circuits	33,266	230,866
†ATMI	16,101	375,153
†Axcelis Technologies	42,500	73,100
†AXT	17,300	109,855
Brooks Automation	33,474	412,734
†Cabot Microelectronics	11,644	452,719
†Cavium	23,097	714,621
†Ceva	11,600	263,436
†Cirrus Logic	31,606	752,223
Cohu	10,578	120,272
†Cymer	14,537	726,850
†Diodes	17,748	411,399
†DSP Group	14,078	93,759
†Entegris	66,588	621,932
†Entropic Communications	42,912	250,177
†Exar	20,113	168,949
†FEI	19,397	952,588
†FormFactor	28,319	158,020
†FSI International	15,500	75,795
†GSI Technology	5,900	25,016
†GT Advanced Technologies	59,300	490,411
†Hittite Microwave	14,969	812,967
†Inphi	11,700	165,906
†Integrated Device Technology	73,700	526,955
†Integrated Silicon Solution	14,800	165,168
†Intermolecular	4,800	29,808
†IXYS	12,955	171,006
†Kopin	35,200	143,264
†Kulicke & Soffa Industries	36,333	451,619
†Lattice Semiconductor	59,294	381,260
†LTX-Credence	26,633	191,491
†MaxLinear Class A	5,300	29,521
Micrel	25,639	263,056
†Microsemi	43,065	923,315
†Mindspeed Technologies	18,800	119,756
†MIPS Technologies	28,938	157,423
MKS Instruments	24,912	735,651
†Monolithic Power Systems	13,714	269,754
†MoSys	17,600	69,872
†Nanometrics	10,800	199,908
†NVE	2,100	111,300
†OmniVision Technologies	28,668	573,360
†PDF Solutions	9,500	80,085
†Pericom Semiconductor	11,601	93,852
†Photronics	31,172	207,294
†PLX Technology	18,908	76,010
Power Integrations	14,300	530,816
†Rambus	48,400	312,180
†RF Micro Devices	131,057	652,664
†Rubicon Technology	9,601	100,138
†Rudolph Technologies	14,012	155,673
†Semtech	32,752	932,123
†Sigma Designs	17,091	88,531
†Silicon Image	40,575	238,581
†Spansion Class A	25,200	306,936
†Standard Microsystems	10,630	274,998
†Supertex	4,191	75,731
Tessera Technologies	25,655	442,549
†TriQuint Semiconductor	77,349	533,321
†Ultra Clean Holdings	11,700	88,218
†Ultratech	12,802	371,002
†Veeco Instruments	20,450	584,870
†Volterra Semiconductor	12,504	430,325
		21,301,804
Software – 4.27%
†Accelrys	29,330	234,053
†ACI Worldwide	19,716	793,963
†Actuate	19,729	123,898
†Advent Software	16,416	420,250
American Software Class A	12,900	110,682
†Aspen Technology	42,300	868,419
Blackbaud	21,176	703,678
†Bottomline Technologies	16,977	474,337
†BroadSoft	11,300	432,225
†Callidus Software	12,600	98,406
†CommVault Systems	22,067	1,095,406
†Concur Technologies	22,028	1,263,967
†Convio	6,700	103,649
†Deltek	9,388	100,076
†Digimarc	3,500	97,790
Ebix	13,300	308,028
†Ellie Mae	4,200	46,872
EPIQ Systems	16,657	201,550
†ePlus	1,900	60,743
Fair Isaac	18,000	790,200
†FalconStor Software	11,136	41,649
†Glu Mobile	19,300	93,605
†Guidance Software	5,300	58,565
†Imperva	2,700	105,705
†Interactive Intelligence Group	7,419	226,354
†JDA Software Group	20,928	575,101
†Kenexa	13,469	420,772
†Manhattan Associates	10,274	488,323
†Mentor Graphics	45,834	681,093
†MicroStrategy	3,977	556,780
†Monotype Imaging Holdings	18,502	275,680
†Motricity	10,700	11,770
†Netscout Systems	17,500	355,950
†NetSuite	13,570	682,435
Opnet Technologies	7,400	214,600
†Parametric Technology	58,714	1,640,468
Pegasystems	8,424	321,460
†Progress Software	29,543	697,806
†PROS Holdings	11,284	211,011
@†QAD Class A	4,324	56,644
†QLIKTechnologies	34,900	1,116,800
†Quest Software	26,894	625,823
†RealD	20,800	280,800
†RealPage	15,300	293,301
†Rosetta Stone	3,900	40,248
†Smith Micro Software	17,935	41,789
†SolarWinds	28,400	1,097,660
†Sourcefire	14,175	682,243
†SRS Labs	3,600	25,020
†SS&C Technologies Holdings	11,600	270,628
†Synchronoss Technolgies	13,239	422,589
†Take-Two Interactive Software	36,404	560,076
†Taleo Class A	20,515	942,254
†Tangoe	4,200	79,002
†Telecommunication Systems Class A	26,200	72,836
†TeleNav	5,500	38,610
†THQ	39,125	21,910
†TiVo	56,736	680,265
†Tyler Technologies	14,696	564,473
†Ultimate Software Group	12,403	908,892
†Vasco Data Security International	15,183	163,825
†Verint Systems	10,700	346,573
†VirnetX Holding	20,200	483,386
†Wave Systems Class A	46,800	87,048
†Websense	17,547	370,066
		26,260,080
Specialty Retail – 3.77%
†Aeropostale	40,600	877,772
†America's Car-Mart	4,000	175,920
†ANN	26,200	750,368
†Asbury Automotive Group	14,813	399,951
†Ascena Retail Group	31,054	1,376,314
†Barnes & Noble	13,000	172,250
Bebe Stores	20,669	190,775
Big 5 Sporting Goods	12,121	95,029
†Body Central	5,200	150,904
Brown Shoe	21,084	194,605
Buckle	12,782	612,258
†Build-A-Bear Workshop	9,889	51,917
†Cabela's	21,687	827,359
†Casual Male Retail Group	23,800	79,968
Cato Class A	13,879	383,616
†Charming Shoppes	54,043	318,854
†Children's Place Retail Stores	12,442	642,878
†Christopher & Banks	20,554	38,230
†Citi Trends	8,636	98,969
†Coldwater Creek	17,900	20,764
†Collective Brands	30,683	603,228
†Conn's	8,282	127,129
†Cost Plus	8,200	146,780
Destination Maternity	4,400	81,708
†Express	26,300	656,974
Finish Line Class A	24,586	521,715
†Francesca's Holdings	4,800	151,728
†Genesco	11,362	814,087
GNC Holdings	11,600	404,724
Group 1 Automotive	11,238	631,238
Haverty Furniture	10,420	115,662
†hhgregg	9,740	110,841
†Hibbett Sports	13,822	753,990
Hot Topic	19,267	195,560
†Jos. A. Bank Clothiers	13,194	665,110
†Kirkland's	7,300	118,114
Lithia Motors Class A	11,500	301,300
†Lumber Liquidators Holdings	10,600	266,166
†MarineMax	13,500	111,105
†Mattress Firm Holding	2,800	106,120
Men's Wearhouse	25,808	1,000,576
Monro Muffler	14,472	600,443
†New York	10,743	40,071
†Office Depot	139,500	481,275
†OfficeMax	44,000	251,680
†Pacific Sunwear of California	19,563	34,431
Penske Automotive Group	22,300	549,249
†Pep Boys-Manny Moe & Jack	26,774	399,468
Pier 1 Imports	49,280	895,910
Rent-A-Center	29,472	1,112,568
†rue21	6,700	196,578
†Select Comfort	27,600	893,964
†Shoe Carnival	5,031	162,099
Sonic Automotive Class A	20,490	366,976
Stage Stores	14,137	229,585
†Stein Mart	15,302	100,993
†Systemax	4,497	75,819
†Talbots	39,310	119,109
†Teavana Holdings	3,500	69,020
†Vitamin Shoppe	11,700	517,257
†West Marine	8,700	104,226
†Wet Seal Class A	41,796	144,196
Winmark	1,400	81,116
†Zale	21,000	64,890
†Zumiez	10,598	382,694
		23,216,173
Textiles, Apparel & Luxury Goods – 1.56%
Barry (R.G)	5,300	64,660
†Carter's	24,352	1,211,998
Cherokee	5,220	59,456
Columbia Sportswear	6,129	290,821
†CROCS	45,300	947,676
†Delta Apparel	4,000	65,720
†G-III Apparel Group	7,417	210,791
†Iconix Brand Group	34,655	602,304
Jones Apparel Group	39,900	501,144
†Kenneth Cole Productions Class A	3,706	59,667
†K-Swiss Class A	17,385	71,279
†Liz Claiborne	44,800	598,528
†Madden (Steven)	18,080	772,920
†Maidenform Brands	11,829	266,271
Movado Group	7,750	190,263
Oxford Industries	5,910	300,346
†Perry Ellis International	5,762	107,577
†Quiksilver	65,954	266,454
†Skechers U.S.A. Class A	18,910	240,535
†True Religion Apparel	12,880	352,912
†Unifi	4,633	44,755
†Vera Bradley	10,000	301,900
†Warnaco Group	20,086	1,173,022
Wolverine World Wide	24,729	919,424
		9,620,423
Thrift & Mortgage Finance – 1.19%
Apollo Residential Mortgage	5,600	102,928
Astoria Financial	43,300	426,938
Bank Mutual	27,383	110,627
BankFinancial	7,248	47,982
†Beneficial Mutual Bancorp	16,184	141,448
Berkshire Hills Bancorp	10,590	242,723
†BofI Holding	4,400	75,152
Brookline Bancorp	31,344	293,693
Charter Financial	2,200	19,712
Clifton Savings Bancorp	2,441	25,460
Dime Community Bancshares	14,052	205,300
†Doral Financial	70,090	107,939
ESB Financial	5,920	85,366
Essa Bancorp	3,400	33,320
Federal Agricultural Mortgage Class C	5,500	124,850
First Defiance Financial	5,700	96,102
First Financial Holdings	6,740	74,140
First Pactrust Bancorp	4,800	57,216
†Flagstar Bancorp	116,707	107,370
Flushing Financial	16,459	221,538
Fox Chase Bancorp	5,510	71,630
†Franklin Financial	7,300	98,039
Home Federal Bancorp	7,200	72,936
Kearny Financial	8,377	81,676
†Meridian Interstate Bancorp	3,000	39,390
†MGIC Investment	87,900	435,984
Northwest Bancshares	46,291	587,896
OceanFirst Financial	7,200	102,528
†Ocwen Financial	45,679	713,963
Oritani Financial	21,161	310,643
Provident Financial Services	30,281	439,983
Provident New York Bancorp	20,646	174,665
Radian Group	68,700	298,845
Rockville Financial	15,639	182,194
Roma Financial	5,135	50,272
Territorial Bancorp	4,700	97,807
Trustco Bank	47,675	272,224
United Financial Bancorp	7,200	113,904
ViewPoint Financial Group	15,924	244,911
†Walker & Dunlop	5,400	68,040
Westfield Financial	13,392	105,931
WSFS Financial	3,535	144,935
		7,308,200
Tobacco – 0.21%
†Alliance One International	38,171	143,905
†Star Scientific	53,700	176,136
Universal	11,430	532,637
Vector Group	23,923	423,916
		1,276,594
Trading Companies & Distributors – 1.25%
Aceto	11,300	107,237
Aircastle	25,700	314,568
Applied Industrial Technologies	21,109	868,213
†Beacon Roofing Supply	22,848	588,564
†CAI International	5,100	92,718
†DXP Enterprises	3,900	169,611
†Essex Rental	5,400	20,628
†H&E Equipment Services	13,135	248,514
Houston Wire & Cable	8,075	112,162
†Interline Brands	15,496	334,869
Kaman Class A	13,089	444,372
Lawson Products	1,079	16,304
†RSC Holdings	32,282	729,250
†Rush Enterprises Class A	16,446	348,984
SeaCube Container Leasing	6,400	110,080
TAL International Group	11,088	407,040
Textainer Group Holdings	6,073	205,875
†Titan Machinery	7,955	224,331
†United Rentals	30,900	1,325,301
Watsco	13,966	1,034,043
		7,702,664
Transportation Infrastructure – 0.03%
†Wesco Aircraft Holdings	10,100	163,620
		163,620
Water Utilities – 0.24%
American States Water	9,374	338,776
Artesian Resources	3,700	69,523
†Cadiz	5,898	54,262
California Water Service Group	20,802	378,805
Connecticut Water Service	3,900	110,331
Consolidated Water	8,676	68,627
Middlesex Water	8,300	156,787
SJW	7,634	184,132
York Water	5,800	100,340
		1,461,583
Wireless Telecommunication Services – 0.12%
†Leap Wireless International	31,700	276,741
NTELOS Holdings	7,616	157,651
Shenandoah Telecommunications	10,095	112,559
USA Mobility	11,618	161,839
		708,790
Total Common Stock (Cost $514,567,753)		602,120,061

Right – 0.00%
=Forest Laboratories	3,000	0
Total Right (Cost $0)		0

Warrant – 0.00%
#†Greenhunter Energy 144A, exercise price $27.50, expiration date 8/27/11	90	0
@†Magnum Hunter Resources, expiration date 11/30/13	4,440
0
Total Warrant (cost $0)		0

Short-Term Investments – 2.02%
Money Market Mutual Fund – 1.84%
Dreyfus Treasury & Agency Cash Management Fund	11,283,143	11,283,143
		11,283,143
	Principal
	Amount
	(U.S. $)
∞≠U.S. Treasury Obligations – 0.18%
U.S. Treasury Bills
0.043% 6/14/12	$692,000	691,919
0.05% 5/17/12	425,000	424,976
		1,116,895
Total Short-Term Investments (Cost $12,400,055)		12,400,038
Total Value of Securities – 99.89%
(Cost $526,967,808)		614,520,099
«Receivables and Other Assets Net of Liabilities – 0.11%		695,679
Net Assets Applicable to 32,165,550 Shares Outstanding – 100.00%		$615,215,778

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
∞Fully or partially pledged as collateral for futures contracts.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $656,928, which represented 0.11% of the Fund's net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
«Includes foreign currency valued at $4,793 with a cost of $4,796.

The following foreign currency exchange contract and future contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contract

Unrealized
	Contract to	In Exchange	Settlement	Appreciation
Counterparty	Receive (Deliver)	For	Date	(Depreciation)
MNB	CAD (4,781)	USD 4,782	4/2/12	$ (11)

Futures Contracts

				Unrealized
Contracts	Notional	Notional	Expiration	Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
147 Russell 2000 Mini Index	$11,864,194	$12,167,190	6/18/12	$302,996

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
CAD – Canadian Dollar
MNB – Mellon National Bank
REIT – Real Estate Investment Trust
USD – United States Dollar
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued at market value. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$539,304,943
Aggregate unrealized appreciation	$123,894,839
Aggregate unrealized depreciation	(48,679,683)
Net unrealized appreciation	$ 75,215,156

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $960,906 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$602,120,061	$ -	$602,120,061
Short-Term Investments	11,283,143	1,116,895	12,400,038
Total	$613,403,204	$ 1,116,895	$614,520,099

Foreign Currency Exchange Contract	$ -	$ (11)	$ (11)
Futures Contracts	$ 302,996	$ -	$ 302,996

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

4. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day- to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of March 31, 2012, Rule 144A securities and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Columbia Value Opportunities Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.59%
Air Freight & Logistics – 0.49%
†Pacer International	41,097	$259,733
		259,733
Airlines – 1.06%
†Alaska Air Group	10,400	372,528
†US Airways Group	25,000	189,750
		562,278
Auto Components – 3.01%
Cooper Tire & Rubber	19,000	289,180
Dana Holdings	34,000	527,000
†Tenneco	9,800	364,070
†Tower International	34,000	414,120
		1,594,370
Building Products – 0.78%
†USG	24,000	412,800
		412,800
Capital Markets – 0.92%
Apollo Investment	28,693	205,729
Medley Capital	25,207	284,083
		489,812
Commercial Banks – 11.24%
Community Bank System	19,900	572,722
East West Bancorp	19,300	445,637
FNB	43,000	519,440
IBERIABANK	9,400	502,618
Independent Bank	16,500	474,045
Prosperity Bancshares	11,300	517,540
Sandy Spring Bancorp	22,000	399,740
Sterling Bancorp	49,189	471,723
Susquehanna Bancshares	42,166	416,600
†SVB Financial Group	9,000	579,059
†Texas Capital Bancshares	15,000	519,300
Umpqua Holdings	39,500	535,620
		5,954,044
Commercial Services & Supplies – 3.69%
†Cenveo	62,000	209,560
Deluxe	21,500	503,530
†Geo Group	15,000	285,150
†TMS International Class A	43,000	520,300
United Stationers	14,000	434,420
		1,952,960
Communications Equipment – 0.86%
†Ciena	28,000	453,320
		453,320
Construction & Engineering – 0.50%
EMCOR	9,500	263,340
		263,340
Containers & Packaging – 0.71%
Boise	45,855	376,470
		376,470
Diversified Consumer Services – 1.52%
†Bridgepoint Education	19,000	470,250
Stewart Enterprises Class A	55,000	333,850
		804,100
Electric Utilities – 1.00%
UIL Holdings	15,200	528,352
		528,352
Electrical Equipment – 0.45%
Brady Class A	7,383	238,840
		238,840
Electronic Equipment, Instruments & Components – 4.40%
†Anixter International	7,400	536,722
†Brightpoint	30,000	241,500
†Elster Group ADR	35,000	553,350
†Rofin-Sinar Technologies	14,549	383,657
†Rogers	8,200	317,750
†TTM Technologies	26,000	298,740
		2,331,719
Energy Equipment & Services – 2.70%
†Hornbeck Offshore Services	13,500	567,405
†Key Energy Services	34,000	525,300
†Oil States International	4,300	335,658
		1,428,363
Food & Staples Retailing – 1.23%
Andersons	6,600	321,354
†Harris Teeter Supermarkets	8,300	332,830
		654,184
Food Products – 1.85%
†Dean Foods	38,000	460,180
Sanderson Farms	9,800	519,694
		979,874
Gas Utilities – 1.92%
New Jersey Resources	11,800	525,926
South Jersey Industries	9,800	490,392
		1,016,318
Health Care Equipment & Supplies – 2.32%
Conmed	16,500	492,855
Cooper	3,600	294,156
†ICU Medical	9,000	442,440
		1,229,451
Health Care Providers & Services – 3.63%
†Centene	10,500	514,185
†Kindred Healthcare	25,500	220,320
†Metropolitan Health Networks	43,522	407,801
†Vanguard Health Systems	21,000	207,060
†WellCare Health Plans	8,000	575,040
		1,924,406
Hotels, Restaurants & Leisure – 1.12%
Domino's Pizza	10,500	381,150
†Sonic	27,500	211,200
		592,350
Household Durables – 1.65%
†Helen of Troy	17,000	578,170
KB HOME	33,000	293,700
		871,870
Insurance – 6.46%
Alterra Capital Holdings	18,000	413,640
American Equity Investment Life Holding	31,000	395,870
†AMERISAFE	21,000	519,540
Amtrust Financial Services	17,800	478,464
Argo Group International Holdings	9,500	283,765
Delphi Financial Group	2,900	129,833
†National Financial Partners	32,000	484,480
Platinum Underwriters Holdings	6,700	244,550
Symetra Financial	41,000	472,730
		3,422,872
Internet Software & Services – 0.58%
†Saba Software	31,500	309,015
		309,015
IT Services – 2.92%
†Cardtronics	17,500	459,375
†Global Cash Access Holdings	65,000	507,000
†NeuStar Class A	15,590	580,728
		1,547,103
Machinery – 2.94%
Robbins & Myers	9,500	494,475
Trinity Industries	13,400	441,530
†Wabash National	60,000	621,000
		1,557,005
Metals & Mining – 1.91%
†Metals USA Holdings	31,500	453,916
†RTI International Metals	11,624	268,049
Schnitzer Steel Industries Class A	5,767	230,074
Worthington Industries	3,260	62,527
		1,014,566
Multi-Utilities – 0.94%
Avista	19,500	498,810
		498,810
Oil, Gas & Consumable Fuels – 1.27%
†Renewable Energy Group	22,800	236,208
†Swift Energy	15,000	435,450
		671,658
Paper & Forest Products – 1.62%
Neenah Paper	13,000	386,620
Schweitzer-Mauduit International	6,800	469,608
		856,228
Personal Products – 0.93%
Nu Skin Enterprises Class A	8,500	492,235
		492,235
Professional Services – 1.21%
†CBIZ	17,500	110,600
†Navigant Consulting	38,000	528,580
		639,180
Real Estate Investment Trusts – 8.80%
American Assets Trust	22,600	515,280
BioMed Realty Trust	24,000	455,520
Brandywine Realty Trust	25,000	287,000
Capstead Mortgage	16,700	218,937
CBL & Associates Properties	16,000	302,720
CubeSmart	47,700	567,629
†First Industrial Realty Trust	36,000	444,600
Highwoods Properties	8,000	266,560
Kilroy Realty	12,000	559,320
LaSalle Hotel Properties	20,000	562,800
MFA Financial	28,700	214,389
Omega Healthcare Investors	12,500	265,750
		4,660,505
Road & Rail – 1.61%
†Swift Transportation	31,000	357,740
Werner Enterprises	20,000	497,200
		854,940
Semiconductors & Semiconductor Equipment – 5.25%
†Cirrus Logic	21,000	499,800
†Fairchild Semiconductor International	19,500	286,650
†IXYS	32,000	422,400
†Kulicke & Soffa Industries	33,000	410,190
Micrel	26,000	266,760
†Silicon Image	54,000	317,520
†Standard Microsystems	14,000	362,180
†Ultra Clean Holdings	29,016	218,781
		2,784,281
Software – 1.42%
EPIQ Systems	28,400	343,640
†Mentor Graphics	27,600	410,136
		753,776
Specialty Retail – 4.61%
†Express	18,500	462,130
Finish Line Class A	10,500	222,810
†Genesco	7,400	530,210
GNC Holdings	12,700	443,103
Pier 1 Imports	20,000	363,600
Sonic Automotive Class A	23,500	420,885
		2,442,738
Thrift & Mortgage Finance – 2.81%
Flushing Financial	18,000	242,280
Northwest Bancshares	43,000	546,100
Oritani Financial	28,824	423,136
Radian Group	64,000	278,400
		1,489,916
Trading Companies & Distributors – 4.26%
†Beacon Roofing Supply	22,000	566,720
Houston Wire & Cable	22,900	318,081
Textainer Group Holdings	14,500	491,550
†Titan Machinery	12,933	364,711
†United Rentals	12,000	514,680
		2,255,742
Total Common Stock (Cost $40,821,572)		51,169,524

Short-Term Investment – 2.87%
Money Market Mutual Fund – 2.87%
Dreyfus Treasury & Agency Cash Management Fund	1,518,814	1,518,814
Total Short-Term Investment (Cost $1,518,814)		1,518,814

Total Value of Securities – 99.46%
(Cost $42,340,386)		52,688,338
Receivables and Other Assets Net of Liabilities – 0.54%		288,553
Net Assets Applicable to 4,597,012 Shares Outstanding – 100.00%		$52,976,891

†Non income producing security.
ADR–American Depositary Receipts
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Columbia Value Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$43,230,269
Aggregate unrealized appreciation	$11,439,385
Aggregate unrealized depreciation	(1,981,316)
Net unrealized appreciation	$ 9,458,069

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $11,583,322 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $7,850,925 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $3,732,397 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Common Stock	$51,169,524
Short-Term Investment	1,518,814
Total	$52,688,338

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Growth Stock Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.39%
Aerospace & Defense – 2.31%
Boeing	19,800	$1,472,526
Precision Castparts	19,200	3,319,680
		4,792,206
Air Freight & Logistics – 2.83%
Expeditors International of Washington	14,600	679,046
FedEx	34,400	3,163,424
United Parcel Service Class B	25,000	2,018,000
		5,860,470
Auto Components – 0.32%
Johnson Controls	20,500	665,840
		665,840
Automobiles – 0.41%
Harley-Davidson	17,400	853,992
		853,992
Beverages – 0.37%
†Monster Beverage	12,400	769,916
		769,916
Biotechnology – 2.40%
†Alexion Pharmaceuticals	12,300	1,142,178
†Biogen Idec	10,000	1,259,700
†Celgene	11,800	914,736
†Gilead Sciences	20,200	986,770
†Human Genome Sciences	35,200	290,048
†Regeneron Pharmaceuticals	3,200	373,184
		4,966,616
Capital Markets – 1.66%
Franklin Resources	15,200	1,885,256
Invesco	58,600	1,562,862
		3,448,118
Chemicals – 3.06%
Air Products & Chemicals	3,800	348,840
Potash Corp. of Saskatchewan	9,000	411,210
Praxair	37,600	4,310,464
Sherwin-Williams	11,700	1,271,439
		6,341,953
Commercial Banks – 0.34%
U.S. Bancorp	22,500	712,800
		712,800
Communications Equipment – 3.93%
†Juniper Networks	93,200	2,132,416
QUALCOMM	88,500	6,019,770
		8,152,186
Computers & Peripherals – 12.65%
†Apple	38,400	23,019,649
†EMC	51,100	1,526,868
†NetApp	22,100	989,417
†SanDisk	13,800	684,342
		26,220,276
Construction & Engineering – 0.19%
Fluor	6,600	396,264
	396,264
Consumer Finance – 1.26%
American Express	45,000	2,603,700
		2,603,700
Diversified Financial Services – 0.42%
†IntercontinentalExchange	6,300	865,746
		865,746
Electrical Equipment – 0.66%
†Babcock & Wilcox	17,300	445,475
Roper Industries	9,300	922,188
		1,367,663
Electronic Equipment, Instruments & Components – 0.48%
†Trimble Navigation	18,400	1,001,328
		1,001,328
Energy Equipment & Services – 2.86%
†Cameron International	23,600	1,246,788
†FMC Technologies	39,200	1,976,464
†McDermott International	42,900	549,549
Schlumberger	30,800	2,153,844
		5,926,645
Food & Staples Retailing – 1.74%
Costco Wholesale	16,100	1,461,880
CVS Caremark	30,800	1,379,840
Whole Foods Market	9,200	765,440
		3,607,160
Health Care Equipment & Supplies – 1.23%
Baxter International	10,200	609,756
Covidien	4,500	246,060
†Edwards Lifesciences	9,700	705,481
Stryker	17,700	981,996
		2,543,293
Health Care Providers & Services – 1.85%
†Express Scripts	32,100	1,739,178
McKesson	24,000	2,106,480
		3,845,658
Hotels, Restaurants & Leisure – 6.92%
Carnival	25,199	805,285
†Chipotle Mexican Grill	4,400	1,839,200
†Ctrip.com International ADR	22,900	495,556
Las Vegas Sands	36,700	2,112,819
Marriott International Class A	47,951	1,814,945
†MGM Resorts International	21,400	291,468
Starbucks	71,400	3,990,546
Starwood Hotels & Resorts Worldwide	23,500	1,325,635
Yum Brands	23,600	1,679,848
		14,355,302
Household Durables – 0.62%
D.R. Horton	25,600	388,352
Lennar Class A	17,300	470,214
†NVR	600	435,798
		1,294,364
Internet & Catalog Retail – 6.69%
†Amazon.com	30,400	6,156,304
†Groupon	47,200	867,536
†Liberty Interactive Class A	35,100	670,059
†priceline.com	8,600	6,170,500
		13,864,399
Internet Software & Services – 10.68%
†Akamai Technologies	30,700	1,126,690
†Baidu ADR	30,700	4,475,139
†eBay	72,000	2,656,080
@=†Facebook Class A	25,894	806,523
@=†Facebook Class B	62,018	1,931,681
†Google Class A	12,500	8,015,500
†LinkedIn	13,500	1,376,865
Tencent Holdings	58,500	1,631,696
=†Twitter	7,310	116,960
		22,137,134
IT Services – 5.82%
Accenture Class A	34,350	2,215,575
Mastercard Class A	13,000	5,467,020
†Teradata	18,000	1,226,700
Visa Class A	26,700	3,150,600
		12,059,895
Machinery – 4.16%
Caterpillar	5,100	543,252
Cummins	9,200	1,104,368
Danaher	104,140	5,831,840
Deere	9,200	744,280
Joy Global	5,400	396,900
		8,620,640
Media – 0.97%
†Discovery Communications Class A	7,800	394,680
Disney (Walt)	36,900	1,615,482
		2,010,162
Oil, Gas & Consumable Fuels – 3.11%
Cimarex Energy	6,400	483,008
†Continental Resources	11,700	1,004,094
EOG Resources	18,400	2,044,240
Occidental Petroleum	20,100	1,914,123
Williams	32,600	1,004,406
		6,449,871
Pharmaceuticals – 0.84%
Allergan	8,500	811,155
†Valeant Pharmaceuticals International	17,200	923,468
		1,734,623
Real Estate Investment Trusts – 1.86%
American Tower	61,100	3,850,522
		3,850,522
Road & Rail – 1.90%
Hunt (J.B.) Transport	16,300	886,231
†Kansas City Southern	15,900	1,139,871
Union Pacific	17,800	1,913,144
		3,939,246
Semiconductors & Semiconductor Equipment – 0.80%
†Broadcom Class A	42,000	1,650,600
		1,650,600
Software – 3.36%
†Autodesk	21,400	905,648
†Check Point Software Technologies	14,000	893,760
†Informatica	17,700	936,330
†Nuance Communications	38,000	972,040
†Red Hat	21,300	1,275,657
†salesforce.com	7,800	1,205,178
=†Zynga Class B	63,112	788,458
		6,977,071
Specialty Retail – 2.22%
†AutoZone	3,000	1,115,400
†CarMax	37,200	1,288,980
Home Depot	10,200	513,162
Lowe's	18,700	586,806
Ross Stores	19,000	1,103,900
		4,608,248
Textiles, Apparel & Luxury Goods – 3.41%
Coach	10,600	819,168
†Fossil	8,603	1,135,424
†Michael Kors Holdings	11,300	526,467
NIKE Class B	22,700	2,461,588
†Prada	130,400	847,996
Ralph Lauren	7,400	1,290,042
		7,080,685
Trading Companies & Distributors – 1.84%
Fastenal	56,300	3,045,830
Grainger (W.W.)	3,600
773,316
		3,819,146
Wireless Telecommunication Services – 2.22%
†Crown Castle International	86,400	4,608,576
		4,608,576
Total Common Stock (Cost $127,437,841)		204,002,314
Preferred Stock – 0.31%
=†Livingsocial Series F	14,245	75,897
=†Twitter Series A	19	304
=†Twitter Series B	5,908	94,528
=†Twitter Series C	1,598	25,568
=†Twitter Series D	2,806	44,896
=†Twitter Series F	1,011	16,176
=†Twitter Series G-2	24,414
390,624
Total Preferred Stock (Cost $684,224)		647,993
Short-Term Investment – 2.08%
Money Market Mutual Fund – 2.08%
Dreyfus Treasury & Agency Cash Management Fund	4,319,403	4,319,403
Total Short-Term Investment (Cost $4,319,403)		4,319,403

Total Value of Securities – 100.78%
(Cost $132,441,468)		208,969,710
Liabilities Net of Receivables and Other Assets – (0.78%)		(1,618,107)ê
Net Assets Applicable to 10,040,565 Shares Outstanding – 100.00%		$207,351,603

†Non income producing security.
@Illiquid security. At March 31, 2012, the aggregate amount of illiquid securities was $2,738,204, which represented 1.32% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $4,291,615, which represented 2.07% of the Fund's net assets. See Note 1 in "Notes.”
êIncludes foreign currency valued at $2 with a cost of $2.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Growth Stock Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$136,101,529
Aggregate unrealized appreciation	$ 78,450,734
Aggregate unrealized depreciation	(5,586,553)
Net unrealized appreciation	$ 72,864,181

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $33,741,703 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 3	Total
Common Stock	$200,358,692	$3,643,622	$204,002,314
Preferred Stock	-	647,993	647,993
Short-Term Investment	4,319,403	-	4,319,403
Total	$204,678,095	$4,291,615	$208,969,710

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Preferred Stock	Total
Balance as of 12/31/11	$ 3,821,248	$ 496,098	$ 4,317,346
Purchases	-	130,320	130,320
Sales	(486,480)	-	(486,480)
Net realized loss	(19,950)	-	(19,950)
Net change in unrealized
appreciation (depreciation)	328,804	21,575	350,379
Balance as of 3/31/12	$3,643,622	$647,993	$4,291,615

Net change in unrealized
appreciation (depreciation)
from investments
still held as of 3/31/12	$ 238,857	$ 21,575	$ 260,432

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2012.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2012 there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP MFS Value Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.93%
Aerospace & Defense – 8.29%
Honeywell International	202,540	$12,365,067
†Huntington Ingalls Industries	22,706	913,690
Lockheed Martin	284,500	25,565,170
Northrop Grumman	110,280	6,735,902
United Technologies	198,170	16,436,220
		62,016,049
Air Freight & Logistics – 0.51%
United Parcel Service Class B	47,400	3,826,128
		3,826,128
Auto Components – 1.21%
†Delphi Automotive	47,670	1,506,372
Johnson Controls	232,350	7,546,728
		9,053,100
Automobiles – 0.20%
†General Motors	59,870	1,535,666
		1,535,666
Beverages – 2.59%
Diageo	535,741	12,874,786
PepsiCo	98,500	6,535,475
		19,410,261
Capital Markets – 6.85%
Bank of New York Mellon	474,960	11,460,785
BlackRock	43,770	8,968,473
Franklin Resources	40,430	5,014,533
Goldman Sachs Group	155,640	19,356,946
State Street	142,000	6,461,000
		51,261,737
Chemicals – 2.67%
Air Products & Chemicals	82,490	7,572,582
PPG Industries	91,110	8,728,338
Sherwin-Williams	34,020	3,696,953
		19,997,873
Commercial Banks – 3.13%
PNC Financial Services Group	93,310	6,017,562
SunTrust Banks	48,030	1,160,885
Wells Fargo	476,510	16,268,051
		23,446,498
Communications Equipment – 0.69%
Cisco Systems	244,070	5,162,081
		5,162,081
Computers & Peripherals – 0.25%
Hewlett-Packard	77,720	1,852,068
		1,852,068
Construction & Engineering – 0.15%
Fluor	19,190	1,152,168
		1,152,168
Diversified Financial Services – 3.86%
Bank of America	228,440	2,186,171
JPMorgan Chase	500,960	23,034,141
Moody's	87,570	3,686,697
		28,907,009
Diversified Telecommunication Services – 2.38%
AT&T	570,440	17,814,841
		17,814,841
Electric Utilities – 0.33%
PPL	87,120	2,462,011
		2,462,011
Energy Equipment & Services – 0.30%
Transocean	40,790	2,231,213
		2,231,213
Food & Staples Retailing – 1.41%
CVS Caremark	146,297	6,554,105
Walgreen	118,640	3,973,254
		10,527,359
Food Products – 4.17%
General Mills	289,230	11,410,124
Danone	63,598	4,435,954
Kellogg	62,640	3,359,383
Nestle	146,822	9,238,384
Smucker (J.M.)	33,690	2,741,018
		31,184,863
Health Care Equipment & Supplies – 2.75%
Becton Dickinson	58,120	4,513,018
Medtronic	252,940	9,912,718
St. Jude Medical	139,780	6,193,652
		20,619,388
Health Care Providers & Services – 0.57%
Quest Diagnostics	69,370	4,241,976
		4,241,976
Household Products – 0.60%
Procter & Gamble	66,705	4,483,243
		4,483,243
Industrial Conglomerates – 2.95%
3M	137,780	12,291,354
Tyco International	174,000	9,775,320
		22,066,674
Insurance – 7.16%
ACE	81,520	5,967,264
Aon	148,150	7,268,239
Chubb	81,760	5,650,434
MetLife	400,620	14,963,156
Prudential Financial	173,090	10,972,175
Travelers	148,120	8,768,704
		53,589,972
IT Services – 6.01%
Accenture Class A	241,460	15,574,170
†Fiserv	38,840	2,695,108
International Business Machines	73,380	15,310,737
MasterCard Class A	10,460	4,398,848
Western Union	396,930	6,985,968
		44,964,831
Leisure Equipment & Products – 0.89%
Hasbro	181,400	6,661,008
		6,661,008
Life Sciences Tools & Services – 0.88%
Thermo Fisher Scientific	116,530	6,569,961
		6,569,961
Machinery – 3.10%
Danaher	164,000	9,184,001
Eaton	98,580	4,912,241
Stanley Black & Decker	118,142	9,092,208
		23,188,450
Media – 4.72%
Comcast Special Class A	213,960	6,313,960
Disney (Walt)	276,360	12,099,040
Omnicom Group	175,160	8,871,854
Viacom Class B	169,830	8,060,132
		35,344,986
Multiline Retail – 1.83%
Kohl's	50,400	2,521,512
Target	191,260	11,144,720
		13,666,232
Multi-Utilities – 1.20%
PG&E	166,660	7,234,711
Public Service Enterprise Group	58,310	1,784,869
		9,019,580
Oil, Gas & Consumable Fuels – 6.77%
Apache	59,160	5,942,030
Chevron	141,460	15,170,171
EOG Resources	37,280	4,141,808
Exxon Mobil	144,780	12,556,769
Hess	11,160	657,882
Occidental Petroleum	128,340	12,221,818
		50,690,478
Pharmaceuticals – 8.69%
Abbott Laboratories	227,960	13,971,668
Johnson & Johnson	298,590	19,694,996
Merck	132,820	5,100,288
Pfizer	986,355	22,350,804
Roche Holding	22,440	3,905,311
		65,023,067
Professional Services – 0.58%
Dun & Bradstreet	51,660	4,377,152
		4,377,152
Road & Rail – 0.59%
Canadian National Railway	55,640	4,419,485
		4,419,485
Semiconductors & Semiconductor Equipment – 1.29%
ASML Holding	52,240	2,619,314
Intel	250,010	7,027,781
		9,647,095
Software – 1.82%
Oracle	466,360	13,599,058
		13,599,058
Specialty Retail – 0.95%
Advance Auto Parts	38,210	3,384,260
Staples	230,800	3,734,344
		7,118,604
Tobacco – 5.17%
Altria Group	178,700	5,516,469
Lorillard	14,260	1,846,385
Philip Morris International	337,070	29,867,773
Reynolds American	35,130	1,455,787
		38,686,414
Wireless Telecommunication Services – 1.39%
Vodafone Group	3,786,003	10,427,610
		10,427,610
Total Common Stock (Cost $581,127,273)		740,246,189

Convertible Preferred Stock – 0.13%
PPL 9.50% exercise price $28.80, expiration date 7/1/13	18,140	985,728
Total Convertible Preferred Stock (Cost $907,000)		985,728
	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.80%
≠Discounted Commercial Paper – 0.80%
Barclays US Funding 0.09% 4/2/12	$4,786,000	4,785,988
Bank of Nova Scotia 0.06% 4/2/12	1,177,000	1,176,998
		5,962,986
	Number of
	Shares
Money Market Mutual Fund – 0.00%
Dreyfus Treasury & Agency Cash Management Fund	552	552
		552
Total Short-Term Investments (Cost $5,963,538)		5,963,538

Total Value of Securities – 99.86%
(Cost $587,997,811)		747,195,455
«Receivables and Other Assets Net of Liabilities – 0.14%		1,037,563
Net Assets Applicable to 29,650,761 Shares Outstanding – 100.00%		$748,233,018

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
«Includes foreign currency valued at $17,555 with a cost of $17,567.

The following foreign currency exchange contract was outstanding at March 31, 2012:1

Foreign Currency Exchange Contract

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
MNB	CAD (17,512)	USD 17,514	4/2/12	$(40)

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:
CAD – Canadian Dollar
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP MFS Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$620,974,473
Aggregate unrealized appreciation	$163,434,362
Aggregate unrealized depreciation	(37,213,380)
Net unrealized appreciation	$126,220,982

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $62,337,813 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $14,068,676 expires in 2016 and $41,628,018 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, long-term losses of $6,641,119 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$740,246,189	$-	$740,246,189
Preferred Stock	-	985,728	985,728
Short-Term Investments	552	5,962,986	5,963,538
Total	$740,246,741	$6,948,714	$747,195,455

Foreign Currency Exchange Contract	$-	$(40)	$(40)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Templeton Growth Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
∆Common Stock – 95.35%
Austria – 0.54%
Telekom Austria	120,090	$1,398,500
		1,398,500
Bermuda – 0.57%
PartnerRe	21,570	1,464,387
		1,464,387
Brazil – 1.57%
Petroleo Brasileiro ADR	78,660	2,010,550
Vale ADR	89,820	2,038,015
		4,048,565
Canada – 0.84%
Talisman Energy	171,760	2,159,160
		2,159,160
France – 6.52%
Alstom	19,370	755,868
AXA	115,486	1,914,443
Credit Agricole	177,270	1,101,699
France Telecom ADR	139,990	2,078,852
GDF Suez	28,437	734,607
Ipsen	4,060	111,000
Michelin Class B	26,490	1,972,384
Sanofi	46,786	3,633,327
Thales	30,440	1,139,132
Total	48,240	2,460,181
Vivendi	50,572	928,048
		16,829,541
Germany – 6.96%
Deutsche Post	89,400	1,721,061
E.On	59,950	1,435,944
Infineon Technologies ADR	265,748	2,715,945
Merck	27,700	3,065,455
Muenchener Rueckversicherungs	16,430	2,477,137
Rhoen Klinikum	59,266	1,189,949
SAP ADR	36,790	2,568,678
Siemens ADR	27,760	2,799,317
		17,973,486
■Hong Kong – 2.97%
AIA Group	855,800	3,135,302
Cheung Kong Holdings	74,580	963,271
China Telecom	4,188,000	2,318,997
Citic Pacific	740,353	1,247,015
		7,664,585
Ireland – 0.50%
CRH	63,179	1,289,158
		1,289,158
Italy – 2.43%
ENI	126,826	2,975,199
UniCredit	657,249	3,292,285
		6,267,484
Japan – 5.67%
ITOCHU	245,480	2,677,640
Nintendo	6,820	1,025,657
Nissan Motor	240,000	2,554,086
NKSJ Holdings	98,055	2,191,239
Toyota Motor ADR	37,060	3,217,549
Trend Micro	97,310	2,989,181
		14,655,352
Netherlands – 4.24%
Akzo Nobel	52,100	3,076,020
†ING Groep CVA	236,412	1,969,622
Koninklijke Philips Electronics	87,620	1,776,187
Randstad Holding	25,162	949,336
Reed Elsevier	106,023	1,354,023
SBM Offshore	88,914	1,817,241
		10,942,429
Norway – 2.53%
Statoil	106,500	2,891,623
Telenor	196,780	3,649,450
		6,541,073
Republic of Korea – 2.91%
KB Financial Group	37,783	1,380,270
POSCO ADR	13,260	1,109,862
Samsung Electronics	4,470	5,035,117
		7,525,249
Russia – 0.66%
Gazprom ADR	138,590	1,714,358
		1,714,358
Singapore – 2.67%
DBS Group Holdings	327,105	3,690,308
Singapore Telecommunications	1,280,860	3,210,048
		6,900,356
Spain – 0.99%
Telefonica	155,956	2,555,166
		2,555,166
Switzerland – 5.04%
ACE	35,220	2,578,104
†Basilea Pharmaceutica	1,920	107,730
†Credit Suisse Group	59,020	1,682,269
†Lonza Group	14,640	756,732
Novartis	27,530	1,523,650
Roche Holding	20,960	3,647,742
†Swiss Reinsurance	42,710	2,727,630
		13,023,857
Taiwan – 1.18%
Taiwan Semiconductor Manufacturing ADR	200,335	3,061,119
		3,061,119
Thailand – 0.90%
Bangkok Bank	367,700	2,313,779
		2,313,779
Turkey – 0.28%
†Turkcell Iletisim Hizmetleri ADR	58,310	734,706
		734,706
United Kingdom – 12.32%
Aviva	383,120	2,031,370
BAE Systems	301,750	1,447,419
BP ADR	54,110	2,434,950
G4S	627,550	2,735,177
GlaxoSmithKline	151,650	3,387,303
HSBC Holdings	261,650	2,308,003
Kingfisher	300,648	1,474,833
Marks & Spencer Group	299,740	1,816,999
Rexam	440,820	3,018,403
Royal Dutch Shell
Class A	970	33,876
Class B	68,420	2,407,009
Tesco	397,880	2,100,084
Unilever	53,384	1,762,347
Vodafone Group ADR	123,370	3,413,647
Wolseley	38,335	1,461,748
		31,833,168
United States – 33.06%
American Express	45,250	2,618,165
Amgen	69,930	4,754,541
Baker Hughes	47,250	1,981,665
Bank of New York Mellon	111,360	2,687,117
†Brocade Communications Systems	187,110	1,075,883
Chesapeake Energy	44,390	1,028,516
Chevron	25,200	2,702,448
Cisco Systems	193,420	4,090,833
Citigroup	74,000	2,704,700
Comcast Special Class A	144,085	4,251,948
CVS Caremark	92,200	4,130,560
FedEx	10,210	938,912
General Electric	114,430	2,296,610
†Gilead Sciences	31,130	1,520,701
Home Depot	43,540	2,190,497
†Isis Pharmaceuticals	37,970	332,997
JPMorgan Chase	66,070	3,037,899
Medtronic	50,290	1,970,865
Merck	107,570	4,130,688
Microsoft	151,850	4,897,164
News Class A	133,860	2,635,703
†Onyx Pharmaceuticals	15,950	600,996
Pfizer	179,050	4,057,273
PG&E	42,090	1,827,127
Progressive	62,630	1,451,763
Quest Diagnostics	46,960	2,871,604
†SAIC	152,500	2,013,000
†Sprint Nextel	464,040	1,322,514
†Symantec	145,860	2,727,582
Target	49,830	2,903,594
Time Warner	35,363	1,334,953
Time Warner Cable	49,439	4,029,279
United Parcel Service Class B	30,070	2,427,250
†Watson Pharmaceuticals	27,590	1,850,185
		85,395,532
Total Common Stock (Cost $215,059,122)		246,291,010
Short-Term Investment – 4.36%
Money Market Mutual Fund – 4.36%
Dreyfus Treasury & Agency Cash Management Fund	11,265,398	11,265,398
Total Short-Term Investment (Cost $11,265,398)		11,265,398
Total Value of Securities – 99.71%
(Cost $226,324,520)		257,556,408
êReceivables and Other Assets Net of Liabilities – 0.29%		748,725
Net Assets Applicable to 9,634,969 Shares Outstanding – 100.00%		$258,305,133

∆Securities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†Non income producing security.
êIncludes foreign currency valued at $28,250 with a cost of $28,267.

The following foreign currency exchange contract was outstanding at March 31, 2012:1

Foreign Currency Exchange Contract

				Unrealized
	Contracts to		Settlement	Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Date	(Depreciation)
MNB	EUR (6,246)	USD (8,314)	4/2/12	$(17)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate
EUR – European Monetary Unit
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Templeton Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$227,944,409
Aggregate unrealized appreciation	$ 51,423,252
Aggregate unrealized depreciation	(21,811,253)
Net unrealized appreciation	$ 29,611,999

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $15,362,906 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $15,362,906 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses, however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Common Stock	Level 1	Level 2	Total
Short-Term Investment	$246,291,010	$ -	$246,291,010
Total	11,265,398	-	11,265,398
	$257,556,408	$ -	$257,556,408
Foreign Currency Exchange Contract
	$ -	$(17)	$ (17)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counter party credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected Profile 2010 Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–94.78%
Equity Funds–38.57%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	9,699	$370,570
LVIP SSgA S&P 500 Index Fund	1,015,304	10,160,145
LVIP SSgA Small-Cap Index Fund	178,656	3,417,339
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	23,194	371,804
		14,319,858
Fixed Income Funds–39.38%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	384,547	4,285,778
LVIP Delaware Bond Fund	126,531	1,780,674
LVIP SSgA Bond Index Fund	747,529	8,556,223
		14,622,675
International Equity Funds–12.00%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	97,932	742,129
LVIP SSgA International Index Fund	488,737	3,712,933
		4,455,062
International Fixed Income Fund–4.83%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	155,616	1,793,317
		1,793,317
Total Affiliated Investment Companies (Cost $26,771,380)		35,190,912
Unaffiliated Investment Companies–3.84%
Commodity Fund–1.90%
**PIMCO CommodityRealReturn Strategy Portfolio	105,499	705,791
		705,791
Fixed Income Fund–0.97%
***American Funds–
Mortgage Fund	34,300	358,774
		358,774
International Equity Fund–0.97%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	18,375	360,885
		360,885
Total Unaffiliated Investment Companies (Cost $1,283,852)		1,425,450
Short-Term Investment–1.42%
Money Market Mutual Fund–1.42%
Dreyfus Treasury & Agency Cash Management Fund	526,523	526,523
Total Short-Term Investment (Cost $526,523)		526,523

Total Value of Securities–100.04%
(Cost $28,581,755)		37,142,885
«Liabilities Net of Receivables and Other Assets–(0.04%)		(13,304)
Net Assets Applicable to 3,341,773 Shares Outstanding–100.00%		$37,129,581

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.
***Class 1 shares.
«Includes $45,900 cash pledged as collateral for future contracts and foreign currency valued at $11,692 with a cost of $11,632.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

				Unrealized
Contracts	Notional Cost	Notional		Appreciation
to Buy (Sell)	(Proceeds)	Value	Expiration Date	(Depreciation)
(1) BP Currency	$ (97,628)	$ (99,925)	6/21/12	$ (2,297)
(1) Euro Currency	(164,447)	(166,737)	6/21/12	(2,290)
(3) Euro STOXX 50	(96,911)	(96,383)	6/16/12	528
(1) FTSE 100 Index	(92,414)	(91,640)	6/16/12	774
(1) MSCI Emerging Markets MINI	(52,742)	(51,960)	6/18/12	782
(2) Russell 2000 MINI	(162,326)	(165,540)	6/18/12	(3,214)
(7) S&P 500 EMINI	(480,009)	(491,120)	6/16/12	(11,111)
	$(1,146,477)			$(16,828)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2010 Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investments companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$28,872,307
Aggregate unrealized appreciation	$ 8,578,419
Aggregate unrealized depreciation	(307,841)
Net unrealized appreciation	$ 8,270,578

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $3,824,926 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$36,616,362
Short-Term Investment	526,523
Total	$37,142,885

Futures Contracts	$ (16,828)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected Profile 2020 Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–94.28%
Equity Funds–40.25%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	62,770	$2,191,566
LVIP Columbia Value Opportunities Fund	191,257	2,209,597
LVIP Delaware Special Opportunities Fund	29,247	1,117,421
LVIP SSgA S&P 500 Index Fund	3,193,897	31,961,326
LVIP SSgA Small-Cap Index Fund	290,007	5,547,259
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	67,931	1,088,930
		44,116,099
Fixed Income Funds–32.40%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	844,492	9,411,867
LVIP Delaware Bond Fund	222,331	3,128,863
LVIP SSgA Bond Index Fund	2,006,189	22,962,834
		35,503,564
International Equity Funds–17.80%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	427,786	3,241,760
LVIP SSgA Emerging Markets 100 Fund	86,388	1,039,338
LVIP SSgA International Index Fund	2,003,854	15,223,283
		19,504,381
International Fixed Income Fund–3.83%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	364,485	4,200,324
		4,200,324
Total Affiliated Investment Companies (Cost $80,443,868)		103,324,368
Unaffiliated Investment Companies–3.82%
Commodity Fund–1.89%
**PIMCO CommodityRealReturn Strategy Portfolio	308,951	2,066,884
		2,066,884
International Equity Fund–1.93%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	107,618	2,113,611
		2,113,611
Total Unaffiliated Investment Companies (Cost $3,586,527)		4,180,495
Short-Term Investment–1.73%
Money Market Mutual Fund–1.73%
Dreyfus Treasury & Agency Cash Management Fund	1,900,566	1,900,566
Total Short-Term Investment (Cost $1,900,566)		1,900,566
Total Value of Securities–99.83%
(Cost $85,930,961)		109,405,429
«Receivables and Other Assets Net of Liabilities–0.17%		184,283
Net Assets Applicable to 10,290,655 Shares Outstanding–100.00%		$109,589,712

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.
«Includes $400,000 cash pledged as collateral for future contracts and foreign currency valued at $110,039 with a cost of $110,515.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

				Unrealized
Contracts	Notional Cost	Notional		Appreciation
to Buy (Sell)	(Proceeds)	Value	Expiration Date	(Depreciation)
(6) BP Currency	$ (585,770)	$ (599,550)	6/21/12	$ (13,780)
(6) Euro Currency	(986,645)	(1,000,425)	6/21/12	(13,780)
(29) Euro STOXX 50	(936,805)	(931,701)	6/16/12	5,104
(6) FTSE 100 Index	(554,562)	(549,843)	6/16/12	4,719
(2) Japanese Yen Currency	(304,157)	(301,950)	6/21/12	2,207
(13) MSCI Emerging Markets MINI	(686,815)	(675,480)	6/18/12	11,335
(3) Nikkei 225	(358,252)	(365,646)	6/8/12	(7,394)
(15) Russell 2000 MINI	(1,217,444)	(1,241,550)	6/18/12	(24,106)
(54) S&P 500 EMINI	(3,690,103)	(3,788,640)	6/16/12	(98,537)
(4) S&P MID 400 EMINI	(391,751)	(396,920)	6/18/12	(5,169)
	$(9,712,304)			$(139,401)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2020 Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investments companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:
Cost of investments	$87,277,999
Aggregate unrealized appreciation	$23,580,504
Aggregate unrealized depreciation	(1,453,074)
Net unrealized appreciation	$22,127,430

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $9,247,855 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$107,504,863
Short-Term Investment	1,900,566
Total	$109,405,429

Futures Contracts	$ (139,401)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected Profile 2030 Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–91.50%
Equity Funds–42.68%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	58,827	$2,053,878
LVIP Columbia Value Opportunities Fund	267,727	3,093,054
LVIP Delaware Special Opportunities Fund	54,028	2,064,175
LVIP SSgA S&P 500 Index Fund	3,510,236	35,126,928
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	128,403	2,058,298
		44,396,333
Fixed Income Funds–23.53%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	439,880	4,902,465
LVIP SSgA Bond Index Fund	1,709,863	19,571,097
		24,473,562
International Equity Funds–21.50%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	400,925	3,038,209
LVIP SSgA Emerging Markets 100 Fund	80,984	974,316
LVIP SSgA International Index Fund	2,144,971	16,295,349
LVIP Templeton Growth Fund	76,528	2,051,881
		22,359,755
International Fixed Income Fund–3.79%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	341,724	3,938,027
		3,938,027
Total Affiliated Investment Companies (Cost $74,571,377)		95,167,677
Unaffiliated Investment Companies–5.65%
Commodity Fund–2.79%
**PIMCO CommodityRealReturn Strategy Portfolio	434,482	2,906,683
		2,906,683
International Equity Fund–2.86%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	151,317	2,971,865
		2,971,865
Total Unaffiliated Investment Companies (Cost $5,344,613)		5,878,548
Short-Term Investment–2.76%
Money Market Mutual Fund–2.76%
Dreyfus Treasury & Agency Cash Management Fund	2,871,425	2,871,425
Total Short-Term Investment (Cost $2,871,425)		2,871,425
Total Value of Securities–99.91%
(Cost $82,787,415)		103,917,650
«Receivables and Other Assets Net of Liabilities–0.09%		91,571
Net Assets Applicable to 9,840,440 Shares Outstanding–100.00%		$104,009,221

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.
«Includes $373,300 cash pledged as collateral for future contracts and foreign currency valued at $112,842 with a cost of $112,322.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

				Unrealized
Contracts	Notional Cost	Notional		Appreciation
to Buy (Sell)	(Proceeds)	Value	Expiration Date	(Depreciation)
(5) BP Currency	$ (488,141)	$ (499,625)	6/21/12	$ (11,484)
(6) Euro Currency	(988,564)	(1,000,425)	6/21/12	(11,861)
(32) Euro STOXX 50	(1,034,552)	(1,028,084)	6/16/12	6,468
(6) FTSE 100 Index	(554,532)	(549,843)	6/16/12	4,689
(2) Japanese Yen Currency	(304,157)	(301,950)	6/21/12	2,207
(14) MSCI Emerging Markets MINI	(740,067)	(727,440)	6/18/12	12,627
(3) Nikkei 225	(358,077)	(365,646)	6/8/12	(7,569)
(8) Russell 2000 MINI	(649,304)	(662,160)	6/18/12	(12,856)
(56) S&P 500 EMINI	(3,826,774)	(3,928,960)	6/16/12	(102,186)
(4) S&P MID 400 EMINI	(391,731)	(396,920)	6/18/12	(5,189)
	$(9,335,899)			$(125,154)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2030 Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investments companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$84,334,632
Aggregate unrealized appreciation	$ 21,367,740
Aggregate unrealized depreciation	(1,784,722)
Net unrealized appreciation	$ 19,583,018

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $6,025,531 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$101,046,225
Short-Term Investment	2,871,425
Total	$103,917,650

Futures Contracts	$ (125,154)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected Profile 2040 Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–91.34%
Equity Funds–48.23%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	41,185	$1,437,931
LVIP Columbia Value Opportunities Fund	125,471	1,449,563
LVIP Delaware Special Opportunities Fund	56,646	2,164,206
LVIP SSgA S&P 500 Index Fund	2,746,701	27,486,238
LVIP SSgA Small-Cap Index Fund	37,628	719,747
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	134,844	2,161,546
		35,419,231
Fixed Income Fund–12.13%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	778,290	8,908,310
		8,908,310
International Equity Funds–28.17%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	280,725	2,127,335
LVIP MFS International Growth Fund	173,624	2,165,791
LVIP Mondrian International Value Fund	140,288	2,139,669
LVIP SSgA Emerging Markets 100 Fund	56,713	682,313
LVIP SSgA International Index Fund	1,502,690	11,415,936
LVIP Templeton Growth Fund	80,368	2,154,814
		20,685,858
International Fixed Income Fund–2.81%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	179,463	2,068,131
		2,068,131
Total Affiliated Investment Companies (Cost $50,773,680)		67,081,530
Unaffiliated Investment Companies–5.60%
Commodity Fund–2.77%
**PIMCO CommodityRealReturn Strategy Portfolio	304,257	2,035,477
		2,035,477
International Equity Fund–2.83%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	105,958	2,081,005
		2,081,005
Total Unaffiliated Investment Companies (Cost $3,721,302)		4,116,482
Short-Term Investment–3.04%
Money Market Mutual Fund–3.04%
Dreyfus Treasury & Agency Cash Management Fund	2,231,750	2,231,750
Total Short-Term Investment (Cost $2,231,750)		2,231,750

Total Value of Securities–99.98%
(Cost $56,726,732)		73,429,762
«Receivables and Other Assets Net of Liabilities–0.02%		12,251
Net Assets Applicable to 7,311,991 Shares Outstanding–100.00%		$73,442,013

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.
«Includes $535,400 cash pledged as collateral for future contracts and foreign currency valued at $162,836 with a cost of $162,200.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

				Unrealized
Contracts	Notional Cost	Notional		Appreciation
to Buy (Sell)	(Proceeds)	Value	Expiration Date	(Depreciation)
(8) BP Currency	$ (781,026)	$ (799,400)	6/21/12	$ (18,374)
(9) Euro Currency	(1,480,336)	(1,500,637)	6/21/12	(20,301)
(46) Euro STOXX 50	(1,486,568)	(1,477,871)	6/16/12	8,697
(9) FTSE 100 Index	(831,586)	(824,764)	6/16/12	6,822
(3) Japanese Yen Currency	(455,291)	(452,925)	6/21/12	2,366
(21) MSCI Emerging Markets MINI	(1,109,051)	(1,091,160)	6/18/12	17,891
(4) Nikkei 225	(478,165)	(487,528)	6/8/12	(9,363)
(10) Russell 2000 MINI	(811,630)	(827,700)	6/18/12	(16,070)
(77) S&P 500 EMINI	(5,261,814)	(5,402,320)	6/16/12	(140,506)
(8) S&P MID 400 EMINI	(783,462)	(793,840)	6/18/12	(10,378)
	$(13,478,929)			$(179,216)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2040 Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investments companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:
Cost of investments	$58,707,693
Aggregate unrealized appreciation	$16,863,834
Aggregate unrealized depreciation	(2,141,765)
Net unrealized appreciation	$14,722,069

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $3,487,222 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$71,198,012
Short-Term Investment	2,231,750
Total	$73,429,762

Futures Contracts	$ (179,216)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Baron Growth Opportunities Fund

March 31, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.09%
Capital Markets – 3.11%
Cohen & Steers	132,899	$4,239,479
Eaton Vance	90,000	2,572,200
†Financial Engines	70,000	1,565,200
Jefferies Group	63,100	1,188,804
Manning & Napier	193,642	2,846,537
		12,412,220
Chemicals – 0.21%
†Intrepid Potash	34,000	827,220
		827,220
Commercial Services & Supplies – 3.68%
†Copart	250,400	6,527,928
Ritchie Brothers Auctioneers	173,500	4,122,360
†Tetra Tech	152,000	4,006,720
		14,657,008
Construction & Engineering – 0.67%
†AECOM Technology	120,000	2,684,400
		2,684,400
Consumer Finance – 0.19%
†Green Dot Class A	28,500	755,820
		755,820
Distributors – 2.19%
†LKQ	279,500	8,712,015
		8,712,015
Diversified Consumer Services – 2.41%
DeVry	189,500	6,418,365
Strayer Education	34,000	3,205,520
		9,623,885
Diversified Financial Services – 2.40%
†MSCI Class A	260,000	9,570,600
		9,570,600
Electric Utilities – 1.63%
ITC Holdings	84,420	6,495,275
		6,495,275
Electrical Equipment – 1.50%
†Generac Holdings	243,000	5,965,650
		5,965,650
Energy Equipment & Services – 6.62%
Carbo Ceramics	60,000	6,327,000
Core Laboratories	85,000	11,183,450
Helmerich & Payne	87,400	4,715,230
†SEACOR Holdings	43,700	4,185,586
		26,411,266
Food & Staples Retailing – 1.50%
†United Natural Foods	128,284	5,985,731
		5,985,731
Food Products – 1.47%
†Dole Food	35,000	349,300
†TreeHouse Foods	92,300	5,491,850
		5,841,150
Health Care Equipment & Supplies – 3.53%
†Edwards Lifesciences	51,500	3,745,595
†Gen-Probe	44,300	2,941,963
†IDEXX Laboratories	75,000	6,558,750
†Neogen	21,700	847,819
		14,094,127
Health Care Providers & Services – 4.26%
†AMERIGROUP	170,100	11,444,328
†Community Health Systems	250,000	5,560,000
		17,004,328
Health Care Technology – 0.58%
†Allscripts Healthcare Solutions	50,000	830,000
†athenahealth	20,000	1,482,400
		2,312,400
Hotels, Restaurants & Leisure – 10.70%
Ameristar Casinos	51,556	960,488
Choice Hotels International	259,500	9,689,730
Interval Leisure Group	16,460	286,404
†Panera Bread Class A	37,200	5,986,224
†Peet's Coffee & Tea	120,000	8,844,000
†Penn National Gaming	158,400	6,808,032
Vail Resorts	233,300	10,090,225
		42,665,103
Household Products – 1.02%
Church & Dwight	82,800	4,072,932
		4,072,932
Insurance – 3.16%
†Arch Capital Group	233,300	8,688,092
Primerica	155,500	3,920,155
		12,608,247
Internet & Catalog Retail – 0.15%
†HomeAway	23,102	586,098
		586,098
Internet Software & Services – 2.43%
†Equinix	58,000	9,132,100
†WebMD Health Class A	21,599	552,502
		9,684,602
IT Services – 4.03%
Booz Allen Hamilton Holding	241,618	4,114,755
†Gartner	174,900	7,457,736
MAXIMUS	110,800	4,506,236
		16,078,727
Life Sciences Tools & Services – 3.28%
†Mettler-Toledo International	52,400	9,680,900
Techne	48,600	3,406,860
		13,087,760
Machinery – 3.14%
†Colfax	129,300	4,556,532
†Middleby	53,400	5,403,012
Valmont Industries	21,800	2,559,538
		12,519,082
Media – 1.74%
Morningstar	110,000	6,935,500
		6,935,500
Oil, Gas & Consumable Fuels – 3.10%
†Ceres	75,000	1,199,250
†Denbury Resources	82,500	1,503,975
†GeoResources	7,000	229,180
†Oasis Petroleum	11,960	368,727
SM Energy	72,900	5,159,133
Targa Resources	86,196	3,917,608
		12,377,873
Pharmaceuticals – 0.74%
#CFR Pharmaceuticals 144A ADR	118,379	2,958,563
		2,958,563
Professional Services – 1.72%
†CoStar Group	87,351	6,031,587
†IHS Class A	8,700	814,755
		6,846,342
Real Estate Investment Trusts – 4.78%
Alexander's	11,600	4,569,008
Alexandria Real Estate Equities	34,000	2,486,420
American Assets Trust	100,000	2,280,000
American Campus Communities	38,000	1,699,360
Douglas Emmett	272,200	6,208,882
LaSalle Hotel Properties	64,500	1,815,030
		19,058,700
Road & Rail – 3.51%
†Genesee & Wyoming Class A	194,400	10,610,352
Landstar System	58,300	3,365,076
		13,975,428
Semiconductors & Semiconductor Equipment – 0.82%
†Cymer	65,000	3,250,000
		3,250,000
Software – 8.19%
†Advent Software	125,000	3,200,000
†ANSYS	126,300	8,212,026
†Concur Technologies	63,100	3,620,678
FactSet Research Systems	50,900	5,041,136
Pegasystems	119,000	4,541,040
†RealPage	76,507	1,466,639
†SS&C Technologies Holdings	190,000	4,432,700
†Synchronoss Technolgies	67,300	2,148,216
		32,662,435
Specialty Retail – 2.81%
Dick's Sporting Goods	233,300	11,217,064
		11,217,064
Textiles, Apparel & Luxury Goods – 5.39%
Polo Ralph Lauren	68,000	11,854,440
†Under Armour Class A	102,500	9,635,000
		21,489,440
Trading Companies & Distributors – 1.43%
†Air Lease	52,334	1,259,679
MSC Industrial Direct Class A	53,400	4,447,152
		5,706,831
Total Common Stock (Cost $214,727,450)		391,133,822
Short-Term Investment – 1.84%
Money Market Mutual Fund – 1.84%
Dreyfus Treasury & Agency Cash Management Fund	7,317,842	7,317,842
Total Short-Term Investment (Cost $7,317,842)		7,317,842
Total Value of Securities – 99.93%
(Cost $222,045,292)		398,451,664
Receivables and Other Assets Net of Liabilities – 0.07%		283,585
Net Assets Applicable to 11,558,067 Shares Outstanding – 100.00%		$398,735,249

†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $2,958,563, which represented 0.74% of the Fund’s net assets. See Note 3 in "Notes."

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$222,090,297
Aggregate unrealized appreciation	$177,596,781
Aggregate unrealized depreciation	(1,235,414)
Net unrealized appreciation	$ 176,361,367

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$388,175,259	$2,958,563	$391,133,822
Short-Term Investment	7,317,842	-	7,317,842
Total	$395,493,101	$2,958,563	$398,451,664

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2012, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA International Index Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
∆Common Stock – 95.47%
Australia – 8.06%
AGL Energy	35,074	$535,836
Alumina	187,464	239,795
Amcor	95,598	736,676
AMP	211,645	946,993
APA Group	40,322	212,994
Asciano	74,537	378,288
ASX	13,298	457,277
Australia & New Zealand Banking Group	194,360	4,682,432
Bendigo & Adelaide Bank	21,937	176,090
BHP Billiton	239,284	8,577,685
Boral	59,012	246,320
Brambles	109,530	805,464
Caltex Australia	6,119	88,031
Campbell Brothers	4,887	340,299
CFS Retail Property Trust	143,966	266,912
Coca-Cola Amatil	42,956	554,811
Cochlear	4,358	279,404
Commonwealth Bank of Australia	116,954	6,068,868
Computershare	34,596	322,495
Crown	29,725	267,545
CSL	38,624	1,435,772
Dexus Property Group	371,672	334,915
Echo Entertainment Group	54,513	247,867
Farifax Media	184,130	138,267
Fortescue Metals Group	92,941	559,292
Goodman Group	538,282	384,693
GPT Group	133,322	430,835
=†GPT Group In-Specie	160,069	0
Harvey Norman Holdings	18,207	37,904
Iluka Resources	31,413	578,816
Incitec Pivot	122,511	399,706
Insurance Australia Group	156,310	550,453
Leighton Holdings	12,089	266,952
Lend Lease Group	43,302	335,030
†Lynas	134,215	152,219
Macquarie Group	26,500	798,170
=Metcash	63,613	283,315
Mirvac Group	262,891	318,578
National Australia Bank	162,788	4,147,748
Newcrest Mining	56,636	1,741,050
Orica	27,588	799,222
Origin Energy	80,013	1,106,361
OZ Minerals	25,012	252,844
†Qantas Airways	92,082	170,242
QBE Insurance Group	81,811	1,200,705
QR National	129,007	498,399
Ramsay Health Care	10,694	216,542
Rio Tinto	32,037	2,170,124
Santos	70,904	1,045,769
Sonic Healthcare	28,367	367,852
SP AusNet	69,939	77,872
Stockland	178,199	542,635
Suncorp Group	97,112	844,903
Sydney Airport	12,794	38,031
TABCORP Holdings	62,314	175,553
Tatts Group	106,882	274,543
Telstra	320,102	1,090,785
Toll Holdings	53,291	324,001
Transurban Group	99,864	579,231
Wesfarmers	65,906	2,049,229
Wesfarmers PPS	11,584	370,742
Westfield Group	160,408	1,467,039
Westfield Retail Trust	216,770	579,260
Westpac Banking	223,701	5,071,875
Woodside Petroleum	46,625	1,681,039
Woolworths	89,397	2,405,564
WorleyParsons	14,683	435,403
		65,161,562
Austria – 0.24%
Erste Group Bank	14,270	329,050
=†IMMOEAST	13,053	0
†IMMOFINANZ	59,120	214,775
OMV	12,340	438,586
Raiffeisen Bank International	3,424	121,010
Telekom Austria	20,565	239,488
Verbund	4,573	139,113
Vienna Insurance Group	2,788	122,961
Voestalpine	9,047	304,232
		1,909,215
Belgium – 1.00%
Ageas	172,236	378,550
Anheuser-Busch InBev	60,095	4,390,380
*†Anhueser-Busch InBev VVPR Strip	1,896	8
Bekaert	2,805	90,361
Belgacom	11,868	381,528
Colruyt	4,717	189,606
Delhaize Group	7,641	402,012
Groupe Bruxelles Lambert	6,090	471,397
KBC Groep	13,468	337,858
Mobistar	2,160	107,594
Solvay Class A	4,460	528,011
UCB	7,900	340,834
Umicore	8,870	488,616
		8,106,755
Bermuda – 0.11%
Seadrill	24,337	912,103
		912,103
□China – 0.15%
†Foxconn International Holdings	203,000	144,559
Sands China	180,668	706,098
Wynn Macau	118,753	347,133
		1,197,790
Denmark – 1.08%
A.P. Moller-Maersk Class A	34	250,105
A.P. Moller-Maersk Class B	98	756,724
Carlsberg Class B	7,988	660,047
Coloplast Class B	1,444	250,023
†Danske Bank	48,562	822,554
DSV	15,965	361,989
Novo Nordisk Class B	31,806	4,403,961
Novozymes Class B	17,380	506,220
TDC	29,200	212,388
Tryg	2,515	141,818
†Vestas Wind Systems	15,780	160,088
†William Demant Holding	1,946	181,377
		8,707,294
Finland – 0.86%
Elisa	9,307	223,049
Fortum	32,825	796,743
Kesko Class B	4,611	149,616
Kone Class B	11,597	646,029
Metso	9,948	425,212
Neste Oil	10,581	130,318
Nokia	279,366	1,520,858
Nokian Renkaat	8,877	432,590
Orion Class B	6,739	133,194
Pohjola Bank Class A	10,906	120,794
Sampo Class A	31,032	896,831
Sanoma	6,909	88,456
Stora Enso Class R	45,931	341,195
UPM-Kymmene	39,197	533,729
Wartsila	13,000	490,303
		6,928,917
France – 8.44%
Accor	11,497	410,464
Aeroports de Paris	2,647	217,247
Air Liquide	20,801	2,773,016
†Alcatel-Lucent	173,360	394,199
Alstom	15,348	598,919
Arkema	4,212	392,483
AtoS	3,369	194,303
AXA	127,696	2,116,851
BIC	1,923	192,961
BNP Paribas	71,588	3,396,464
Bouygues	14,542	444,703
Bureau Veritas	4,285	377,170
Cap Gemini	11,242	503,162
Carrefour	42,456	1,017,770
Casino Guichard Perrachon	4,275	421,330
Christian Dior	4,080	626,021
Cie de Saint-Gobain	29,584	1,321,141
†Cie Generale de Geophysique-Veritas	11,009	325,797
Cie Generale d'Optique Essilor International	14,756	1,315,170
Cie Generale des Etablissements Michelin Class B	13,041	971,003
CNP Assurances	9,963	155,460
Credit Agricole	71,689	445,533
Danone	42,786	2,984,319
Dassault Systemes	4,715	433,820
Edenred	12,021	361,678
EDF	18,045	411,764
Eiffage	2,962	114,597
Eurazeo	2,294	116,716
Eutelsat Communications	9,799	362,257
Fonciere Des Regions	1,859	149,326
France Telecom	136,193	2,017,043
GDF Suez	90,890	2,347,943
Gecina	1,448	151,284
Groupe Eurotunnel	42,024	364,967
ICADE	1,604	143,089
Iliad	1,324	182,402
Imerys	2,382	144,828
†JCDecaux	5,086	155,397
Klepierre	7,953	275,769
Lafarge	14,998	715,775
Lagardere	9,001	277,657
Legrand	17,058	627,656
L'Oreal	17,642	2,176,128
LVMH Moet Hennessy Louis Vuitton	18,877	3,243,839
Natixis	66,673	256,530
Neopost	2,287	147,074
Pernod-Ricard	14,613	1,527,908
Peugeot	17,548	282,590
PPR	5,616	966,181
Publicis Groupe	10,988	605,729
Renault	14,435	760,905
Safran	12,576	462,152
Sanofi	84,605	6,570,291
Schneider Electric	36,068	2,356,521
SCOR	12,848	347,150
Societe Generale	47,754	1,398,888
Societe Television Francaise 1	8,433	103,256
Sodexo	7,085	581,675
Suez Enviornnement	22,099	338,932
Technip	7,378	869,138
Thales	7,583	283,773
Total	158,209	8,068,464
Unibail-Rodamco	6,771	1,354,070
Vallourec	8,327	527,502
Veolia Environnement	26,564	440,536
Vinci	33,185	1,730,456
Vivendi	91,105	1,671,870
Wendel	2,129	181,860
		68,202,872
Germany – 7.71%
Adidas	15,392	1,201,682
Allianz	33,726	4,024,243
Axel Springer	2,992	151,112
BASF	67,851	5,935,206
Bayer	61,139	4,300,317
Bayerische Motoren Werke	24,304	2,185,611
Beiersdorf	7,629	497,783
Brenntag	3,439	421,125
Celesio	6,726	121,725
†Commerzbank	265,799	672,454
†Continental	6,088	574,600
Daimler	67,763	4,085,725
Deutsche Bank	68,193	3,392,725
Deutsche Boerse New	14,431	971,533
Deutsche Lufthansa	13,987	195,771
Deutsche Post	62,440	1,202,047
Deutsche Telekom	205,956	2,479,475
E.ON	135,166	3,237,544
Fraport	2,441	152,843
Fresenius	8,396	860,962
Fresenius Medical Care	15,354	1,088,140
GEA Group	13,540	466,970
Hannover Rueckversicherung	3,968	235,702
HeidelbergCement	10,675	646,133
Henkel	9,824	613,163
Hochtief	2,765	167,746
Infineon Technologies	81,042	828,554
K+S	12,730	665,937
†Kabel Deutschland Holding	6,883	425,103
Lanxess	6,478	535,469
Linde	12,361	2,218,090
MAN	4,826	642,525
Merck	4,906	542,929
Metro	9,834	380,207
Muenchener Rueckversicherungs Class R	13,048	1,967,236
RWE	36,591	1,747,269
Salzgitter	2,699	147,922
SAP	68,066	4,753,044
Siemens	60,743	6,123,539
Suedzucker	4,645	147,901
ThyssenKrupp	28,504	709,538
United Internet	8,011	150,963
Volkswagen	2,293	369,719
Wacker Chemie	1,070	94,339
		62,332,621
Greece – 0.08%
†Coca-Cola Hellenic Bottling	11,070	211,856
Hellenic Telecommunications Organization	18,558	78,952
†National Bank of Greece	78,039	199,827
OPAP	14,109	136,796
		627,431
■Hong Kong – 2.66%
AIA Group	618,600	2,266,298
ASM Pacific Technology	16,100	234,899
Bank of East Asia	120,041	451,375
BOC Hong Kong Holdings	274,500	758,219
Cathay Pacific Airways	96,000	177,769
Cheung Kong Holdings	102,000	1,317,425
Cheung Kong Infrastructure Holdings	36,000	219,043
CLP Holdings	141,000	1,216,519
First Pacific	154,000	170,745
†Galaxy Entertainment Group	98,000	270,694
Hang Lung Group	67,000	433,547
Hang Lung Properties	183,000	670,438
Hang Seng Bank	56,500	750,850
Henderson Land Development	73,529	405,728
†HKT Trust	4,435	3,449
Hong Kong & China Gas	350,206	897,432
Hong Kong Exchanges & Clearing	75,503	1,268,819
Hopewell Holdings	52,000	142,629
Hutchison Whampoa	156,000	1,558,874
Hysan Development	50,571	202,529
Kerry Properties	57,031	256,675
Li & Fung	420,000	963,789
Lifestyle International Holdings	49,000	124,305
Link REIT	170,647	635,070
MTR	110,339	395,002
New World Development	264,293	317,536
Noble Group	293,395	322,130
NWS Holdings	118,952	181,976
Orient Overseas International	10,000	71,147
PCCW	204,000	73,030
Power Asset Holdings	102,500	752,357
Shangri-La Asia	110,166	240,885
Sino Land	230,461	367,997
SJM Holdings	128,591	261,633
Sun Hung Kai Properties	105,867	1,315,566
Swire Pacific Class A	53,500	599,719
Wharf Holdings	113,000	614,067
Wheelock	77,000	232,023
Wing Hang Bank	16,631	165,226
Yue Yuen Industrial Holdings	66,000	231,598
		21,539,012
Ireland – 0.30%
CRH	52,923	1,079,886
†Elan	38,303	560,634
=†Irish Bank Resolution	3,965	0
James Hardie Industries CDI	35,002	278,425
Kerry Group Class A	10,932	505,907
		2,424,852
Israel – 0.59%
Bank Hapoalim	81,753	300,290
Bank Leumi Le-Israel	91,010	286,677
Bezeq Israeli Telecommunication	136,418	224,052
Cellcom Israel	2,396	30,357
Delek Group	167	32,679
Elbit Systems	504	19,559
Israel	107	72,055
Israel Chemicals	33,642	382,873
†Israel Discount Bank Class A	80,232	106,219
Mizrahi Tefahot Bank	5,265	47,453
†NICE Systems	5,301	207,866
Partner Communications	4,073	31,426
Teva Pharmaceutical Industries	68,857	3,045,455
		4,786,961
Italy – 2.12%
A2A	87,916	70,525
Assicurazioni Generali	85,349	1,324,931
Atlantia	24,587	408,241
Autogrill	9,142	96,501
Banca Carige	55,447	72,764
Banca Monte Dei Paschi Siena	282,346	119,028
Banco Popolare	116,235	220,434
Enel	484,253	1,751,475
Enel Green Power	103,351	196,414
ENI	179,820	4,218,380
Exor	4,891	123,478
Fiat	59,549	350,072
Fiat Industrial	57,501	613,490
Finmeccanica	26,558	143,801
Intesa Sanpaolo	739,792	1,326,022
Intesa Sanpaolo RSP	75,644	116,721
Luxottica Group	7,395	267,763
Mediaset	47,568	131,192
Mediobanca	30,575	179,579
Pirelli & C	16,813	200,010
Prysmian	12,874	226,293
Saipem	19,587	1,011,713
Snam	120,250	578,299
Telecom Italia	694,315	825,505
Telecom Italia RSP	454,161	446,395
Terna Rete Elettrica Nazionale	94,076	378,150
Unicredit	296,745	1,486,452
Unione di Banche Italiane SCpA	50,835	215,456
		17,099,084
Japan – 20.74%
ABC-Mart	900	33,865
Advantest	13,900	218,948
Aeon	44,900	590,097
Aeon Credit Service	4,000	62,910
Aeon Mall	3,100	72,009
Air Water	7,000	90,306
Aisin Seiki	14,400	505,483
Ajinomoto	50,000	626,925
Alfresa Holdings	3,700	175,871
All Nippon Airways	72,000	217,431
Amada	29,000	195,470
Aozora Bank	54,000	155,898
Asahi Group Holdings	28,900	639,895
Asahi Glass	75,000	635,985
Asahi Kasei	94,000	580,226
Asics	12,200	137,938
Astellas Pharma	32,600	1,338,890
Bank of Kyoto	26,000	235,864
Bank of Yokohama	92,000	460,083
Benesse Holdings	3,900	194,329
Bridgestone	47,800	1,158,263
Brother Industries	18,600	252,089
Canon	84,900	4,009,894
Casio Computer	22,900	163,483
Central Japan Railway	111	914,441
Chiba Bank	58,000	369,922
Chiyoda	7,000	88,869
Chubu Electric Power	50,200	905,947
Chugai Pharmaceutical	17,300	318,896
Chugoku Bank	14,000	189,237
Chugoku Electric Power	22,600	419,595
Citizen Holdings	25,900	163,938
Coca-Cola West	2,400	42,066
Cosmo Oil	57,000	158,362
Credit Saison	11,900	240,774
Dai Nippon Printing	42,000	429,208
Daicel	25,000	160,959
Daido Steel	24,000	166,117
Daihatsu Motor	15,000	274,687
Dai-ichi Life Insurance	667	920,917
Daiichi Sankyo	49,600	903,507
Daikin Industries	17,600	478,985
Dainippon Sumitomo Pharma	13,400	141,956
Daito Trust Construction	5,400	484,653
Daiwa House Industry	36,000	475,738
Daiwa Securities Group	125,000	493,749
Dena	7,500	207,737
Denki Kagaku Kogyo	40,000	159,932
Denso	35,700	1,192,372
Dentsu	13,700	436,229
East Japan Railway	24,800	1,560,766
Eisai	18,600	739,192
Electric Power Development	9,100	246,668
FamilyMart	5,100	215,619
FANUC	14,000	2,482,575
Fast Retailing	3,900	888,494
Fuji Electric	24,000	63,200
Fuji Heavy Industries	46,000	369,511
FUJIFILM Holdings	34,200	801,863
Fujitsu	138,000	726,798
Fukuoka Financial Group	61,000	270,423
Furkukawa Electric	52,000	138,189
Gree	5,200	131,217
GS Yuasa	29,000	159,038
Gunma Bank	32,000	171,239
Hachijuni Bank	34,000	200,423
Hakuhodo DY Holdings	850	53,391
Hamamatsu Photonics	3,500	132,119
Hino Motors	25,000	180,588
Hirose Electric	2,500	262,427
Hiroshima Bank	41,000	187,208
Hisamitsu Pharmaceutical	4,900	232,319
Hitachi	332,000	2,129,516
Hitachi Chemical	9,400	169,185
Hitachi Construction Machinery	8,900	196,846
Hitachi High-Technologies	2,500	59,642
Hitachi Metals	15,000	186,266
Hokkaido Electric Power	15,700	230,422
Hokuhoku Financial Group	101,000	192,764
Hokuriku Electric Power	13,300	240,343
Honda Motor	121,900	4,630,979
HOYA	32,300	725,321
Ibiden	10,300	263,394
Idemitsu Kosan	1,800	179,380
IHI	106,000	267,609
Inpex	161	1,087,141
Isetan Mitsukoshi Holdings	29,100	341,671
Isuzu Motors	90,000	527,269
ITOCHU	110,400	1,204,218
Itochu Techno-Solutions	1,000	44,754
Iyo Bank	20,000	177,085
J Front Retailing	40,000	223,229
Japan Petroleum Exploration	1,000	46,566
Japan Prime Realty Investment	57	163,801
Japan Real Estate Investment	36	317,014
Japan Retail Fund Investment	129	191,509
Japan Steel Works	26,000	178,076
Japan Tobacco	331	1,863,212
JFE Holdings	34,100	732,377
JGC	16,000	495,742
Joyo Bank	55,000	251,797
JS Group	20,000	418,675
JSR	14,100	283,754
JTEKT	17,800	213,080
Jupiter Telecommunications	159	159,221
JX Holdings	165,210	1,023,769
Kajima	67,000	203,950
Kamigumi	20,000	165,489
Kaneka	27,000	162,747
Kansai Electric Power	55,200	854,822
Kansai Paint	18,000	181,555
Kao	38,700	1,015,358
Kawasaki Heavy Industries	110,000	336,172
Kawasaki Kisen Kaisha	67,000	147,297
KDDI	218	1,411,463
Keikyu	36,000	314,840
Keio	45,000	322,341
Keisei Electric Railway	23,000	177,810
Keyence	3,344	786,063
Kikkoman	7,000	80,920
Kinden	5,000	38,594
Kintetsu	122,000	464,215
Kirin Holdings	61,000	789,165
Kobe Steel	191,000	309,162
Koito Manufacturing	9,000	145,570
Komatsu	69,700	1,986,136
Konami	7,300	206,871
Konica Minolta Holdings	37,500	327,505
Kubota	86,000	825,874
Kuraray	26,300	372,015
Kurita Water Industries	9,000	220,475
Kyocera	11,300	1,034,656
Kyowa Hakko Kirin	21,000	233,376
Kyushu Electric Power	30,300	431,524
Lawson	4,800	302,084
Mabuchi Motor	1,000	45,358
Makita	8,600	344,893
Marubeni	122,000	879,797
Marui Group	20,900	174,198
Maruichi Steel Tube	1,500	35,006
†Mazda Motor	129,000	225,947
McDonald's Holdings Japan	6,100	161,812
Medipal Holdings	14,100	182,584
MEIJI Holdings	5,734	250,388
Miraca Holdings	2,900	113,149
Mitsubishi	103,300	2,395,796
Mitsubishi Chemical Holdings	100,500	536,583
Mitsubishi Electric	141,000	1,246,748
Mitsubishi Estate	91,000	1,622,468
Mitsubishi Gas Chemical	31,000	207,079
Mitsubishi Heavy Industries	224,000	1,085,027
Mitsubishi Logistics	4,000	47,207
Mitsubishi Materials	90,000	284,834
†Mitsubishi Motors	295,000	334,964
Mitsubishi Tanabe Pharma	17,400	244,022
Mitsubishi UFJ Financial Group	952,200	4,738,859
Mitsubishi UFJ Lease & Finance	4,740	208,415
Mitsui	128,000	2,098,158
Mitsui Chemicals	70,000	212,237
Mitsui Fudosan	63,000	1,204,675
Mitsui OSK Lines	88,000	382,678
Mizuho Financial Group	1,676,920	2,734,605
MS&AD Insurance Group Holdings	41,954	861,024
Murata Manufacturing	15,000	888,748
Nabtesco	7,900	162,037
Namco Bandai Holdings	15,600	224,997
†NEC	198,000	413,771
NGK Insulators	20,000	285,317
NGK Spark Plug	13,000	185,456
NHK Spring	6,000	64,504
Nidec	8,100	737,742
Nikon	25,500	773,763
Nintendo	7,300	1,097,844
Nippon Building Fund	41	389,273
Nippon Electric Glass	31,000	269,240
Nippon Express	66,000	257,510
Nippon Meat Packers	15,000	190,433
Nippon Paper Group	8,500	176,910
Nippon Sheet Glass	73,000	111,989
Nippon Steel	375,000	1,028,266
Nippon Telegraph & Telephone	32,400	1,469,614
Nippon Yusen	117,000	367,458
Nishi-Nippon City Bank	56,000	158,290
Nissan Motor	182,700	1,944,298
Nisshin Seifun Group	15,000	181,373
Nisshin Steel	23,000	38,618
Nissin Food Holdings	4,800	179,453
Nitori Holdings	2,900	262,028
Nitto Denko	12,400	499,535
NKSJ Holdings	27,875	622,924
NOK	9,500	206,559
Nomura Holdings	259,600	1,147,715
Nomura Real Estate Holdings	4,300	75,783
Nomura Real Estate Office Fund	26	154,678
Nomura Research Institute	8,200	203,353
NSK	37,000	284,701
NTN	39,000	164,885
NTT Data	97	340,850
NTT DoCoMo	1,125	1,867,186
NTT Urban Development	45	36,637
Obayashi	51,000	222,395
Odakyu Electric Railway	47,000	443,969
OJI Paper	65,000	314,067
†Olympus	16,400	268,232
Omron	15,600	335,423
Ono Pharmaceutical	6,300	350,824
Oracle Japan	3,800	144,362
Oriental Land	3,800	407,151
ORIX	7,780	742,429
Osaka Gas	140,000	561,454
Otsuka	700	56,906
Otsuka Holdings	18,900	559,340
Panasonic	161,000	1,479,990
Rakuten	541	566,585
Resona Holdings	140,600	647,081
Ricoh	51,000	495,923
Rinnai	2,600	187,184
Rohm	7,400	365,151
Sankyo	4,500	220,692
Sanrio	3,200	124,854
Santen Pharmaceutical	6,200	264,746
SBI Holdings	1,857	175,191
Secom	15,600	763,182
Sega Sammy Holdings	16,200	339,322
Seiko Epson	10,900	152,733
Sekisui Chemical	34,000	294,884
Sekisui House	44,000	431,044
Seven & I Holdings	55,000	1,633,025
Seven Bank	25,000	54,660
Sharp	75,000	547,201
Shikoku Electric Power	13,900	391,722
Shimadzu	21,000	189,491
Shimamura	1,800	201,341
Shimano	5,800	349,254
Shimizu	47,000	188,488
Shin-Etsu Chemical	30,000	1,732,198
Shinsei Bank	81,000	105,671
Shionogi	22,800	315,072
Shiseido	27,000	465,737
Shizuoka Bank	44,000	452,836
Showa Denko	119,000	270,242
Showa Shell Sekiyu	6,300	40,181
SMC	4,000	635,864
Softbank	66,800	1,974,507
Sojitz	110,200	197,012
Sony	73,400	1,510,824
Sony Financial Holdings	14,700	261,026
Square Enix Holdings	2,500	52,485
Stanley Electric	11,900	189,026
†Sumco	3,500	42,574
Sumitomo	82,700	1,194,772
Sumitomo Chemical	118,000	501,733
Sumitomo Electric Industries	55,900	765,050
Sumitomo Heavy Industries	44,000	244,489
Sumitomo Metal Industries	252,000	508,353
Sumitomo Metal Mining	39,000	547,889
Sumitomo Mitsui Financial Group	98,500	3,239,906
Sumitomo Mitsui Trust Holdings	230,460	734,933
Sumitomo Realty & Development	27,000	650,661
Sumitomo Rubber Industries	15,100	200,458
Suruga Bank	17,000	173,522
Suzuken	5,900	181,878
Suzuki Motor	25,300	604,193
Sysmex	3,800	153,313
T&D Holdings	43,800	507,389
Taisei	82,000	213,952
Taisho Pharmaceutical Holdings	3,000	243,160
Taiyo Nippon Sanso	22,000	155,197
Takashimaya	22,000	182,569
Takeda Pharmaceutical	58,000	2,553,725
TDK	9,400	532,536
Teijin	73,000	245,141
Terumo	12,600	601,957
THK	9,800	199,232
Tobu Railway	78,000	413,626
Toho	9,400	172,478
Toho Gas	33,000	194,528
†Tohoku Electric Power	34,200	389,984
Tokio Marine Holdings	52,900	1,451,180
†Tokyo Electric Power	108,400	272,359
Tokyo Electron	12,800	732,113
Tokyo Gas	188,000	885,668
Tokyu	86,000	408,262
Tokyu Land	39,000	190,795
TonenGeneral Sekiyu	23,000	211,705
Toppan Printing	43,000	335,544
Toray Industries	109,000	808,431
Toshiba	295,000	1,297,095
Tosoh	43,000	119,466
TOTO	24,000	180,612
Toyo Seikan Kaisha	12,300	176,362
Toyo Suisan Kaisha	7,000	181,712
Toyoda Gosei	2,200	42,812
Toyota Boshoku	3,100	36,548
Toyota Industries	13,700	413,060
Toyota Motor	203,500	8,775,685
Toyota Tsusho	16,600	337,875
Trend Micro	8,200	251,889
Tsumura	5,400	155,963
Ube Industries	84,000	228,302
Unicharm	8,600	453,971
Ushio	9,700	136,270
USS	1,980	200,667
West Japan Railway	12,700	510,086
Yahoo Japan	1,114	360,366
Yakult Honsha	8,200	281,802
Yamada Denki	6,200	387,196
Yamaguchi Financial Group	17,000	154,424
Yamaha	13,200	136,807
Yamaha Motor	21,600	289,357
Yamato Holdings	29,800	460,400
Yamato Kogyo	1,600	46,675
Yamazaki Baking	10,000	143,263
Yaskawa Electric	10,000	93,978
Yokogawa Electric	18,000	181,989
		167,643,001
Luxembourg – 0.38%
ArcelorMittal	64,213	1,227,188
Millicom International Cellular SDR	5,684	644,357
SES FDR	22,384	555,404
Tenaris	35,406	675,235
		3,102,184
Mexico – 0.04%
Fresnillo	13,560	346,583
		346,583
Netherlands – 2.53%
†AEGON	128,956	716,134
Akzo Nobel	17,299	1,021,345
ASML Holding	31,756	1,587,330
Corio	3,739	197,217
Delta Lloyd	7,533	132,411
EADS	30,136	1,234,061
Fugro CVA	5,441	387,636
Heineken	19,104	1,061,798
Heineken Holding	9,008	421,675
†ING Groep CVA	280,658	2,338,249
Koninklijke Ahold	85,497	1,184,700
Koninklijke Boskalis Westminster	4,717	177,181
Koninklijke DSM	11,571	669,503
Koninklijke KPN	111,544	1,226,978
Koninklijke Philips Electronics	73,756	1,495,143
Koninklijke Vopak	4,488	258,540
†QIAGEN	14,565	226,782
Randstad Holding	9,376	353,747
Reed Elsevier	51,349	655,780
SBM Offshore	10,708	218,852
TNT Express	22,161	273,679
Unilever CVA	121,886	4,147,547
Wolters Kluwer	23,427	443,657
		20,429,945
New Zealand – 0.11%
Auckland International Airport	49,600	99,901
Contact Energy	17,471	67,660
Fletcher Building	53,523	295,360
Sky City Entertainment Group	32,242	104,009
Telecom New Zealand	148,971	295,776
		862,706
Norway – 0.75%
Aker Solutions	11,252	190,399
DNB	72,242	928,717
Gjensidige Forsikring	13,849	163,566
Norsk Hydro	72,232	393,382
Orkla	58,255	461,006
Statoil	82,110	2,229,400
Telenor	55,022	1,020,429
Yara International	14,045	669,937
		6,056,836
Portugal – 0.17%
Banco Espirito Santo Class R	39,220	71,659
Cimpor Cimentos de Portugal	16,162	107,772
EDP	143,580	417,629
Galp Energia Class B	14,055	231,307
†Jeronimo Martins	13,481	274,628
Portugal Telecom	50,970	277,275
		1,380,270
Republic of Mauritius – 0.01%
†Essar Energy	24,876	61,791
		61,791
Singapore – 1.68%
Ascendas Real Estate Investment Trust	151,000	242,676
CapitaLand	195,000	484,048
CapitaMall Trust	151,000	216,847
CapitaMalls Asia	69,000	89,757
City Developments	38,000	343,146
ComfortDelGro	168,000	208,513
Cosco Singapore	48,000	44,490
DBS Group Holdings	129,645	1,462,619
Fraser & Neave	70,000	373,140
†Genting Singapore	454,800	616,942
†Global Logistic Properties	147,000	257,300
Golden Agri-Resources	520,137	324,853
Hutchison Port Holdings Trust	408,400	312,426
Jardine Cycle & Carriage	8,000	307,359
Keppel	105,815	925,218
Keppel Land	33,410	92,237
Neptune Orient Lines	24,750	27,863
OCBC Bank	187,728	1,332,273
Olam International	107,532	201,906
SembCorp Industries	77,000	323,462
SembCorp Marine	67,000	281,454
Singapore Airlines	41,000	351,317
Singapore Exchange	65,000	358,899
Singapore Press Holdings	117,000	364,898
Singapore Technologies Engineering	119,000	307,701
Singapore Telecommunications	582,000	1,458,589
StarHub	58,000	143,050
United Overseas Bank	91,544	1,336,489
UOL Group	22,000	82,966
Wilmar International	143,000	557,483
Yangzijiang Shipbuilding Holdings	173,000	183,062
		13,612,983
Spain – 2.75%
Abertis Infraestructuras	29,840	507,997
Acciona	1,760	122,901
Acerinox	7,991	102,703
ACS	11,501	294,342
Amadeus IT Holding	22,060	416,298
Banco de Sabadell	160,384	436,776
Banco de Valencia	109	24
Banco Popular Espanol	77,914	279,518
Banco Santander	636,933	4,901,301
†Bankia	71,000	257,176
Bankinter	18,875	99,004
BBVA	340,539	2,709,972
CiaxaBank	46,759	182,029
†Distribuidora Internacional de Alimentacion	41,108	203,780
†EDP Renovaveis	17,951	89,202
Enagas	11,108	213,769
FCC	4,302	96,101
Ferrovial	29,684	341,170
Gas Natural SDG	24,468	390,928
†Grifols	9,094	194,051
Iberdrola	282,704	1,605,009
Inditex	15,963	1,528,980
Indra Sistemas	4,061	49,762
Mapfre	51,669	166,345
Red Electrica	8,391	410,585
Repsol YPF	58,261	1,461,533
Telefonica	304,342	4,986,305
Zardoya Otis	10,940	141,670
		22,189,231
Sweden – 2.98%
Alfa Laval	25,478	524,125
Assa Abloy Class B	23,589	740,911
Atlas Copco Class A	49,373	1,194,791
Atlas Copco Class B	29,247	630,394
Boliden	21,401	336,094
Electrolux Class B	18,765	396,805
Ericsson LM Class B	221,323	2,293,216
Getinge Class B	15,281	435,155
Hennes & Mauritz Class B	75,101	2,717,570
Hexagon Class B	19,918	386,564
Holmen Class B	2,300	63,168
Husqvarna Class B	36,803	222,012
Industrivarden Class C	9,357	139,028
Investor Class B	33,937	752,514
Kinnevik Investment Class B	15,809	367,751
†Lundin Petroleum	16,110	345,289
Modern Times Group Class B	3,149	173,445
Nordea Bank	193,331	1,757,714
Ratos Class B	15,278	212,108
Sandvik	74,286	1,072,313
Scania Class B	24,865	517,152
Securitas Class B	20,522	197,903
Skandinaviska Enskilda Banken Class A	105,466	749,241
Skanska Class B	30,282	525,000
SKF Class B	29,100	710,357
SSAB Class A	7,000	66,181
Svenska Cellulosa Class B	43,218	748,618
Svenska Handelsbanken Class A	36,064	1,149,639
Swedbank Class A	59,953	931,569
Swedish Match	15,930	634,224
Tele2 Class B	23,857	486,811
TeliaSonera	158,936	1,108,437
Volvo Class A	1,259	18,316
Volvo Class B	99,991	1,456,965
		24,061,380
Switzerland – 8.16%
†ABB	164,217	3,369,114
†Actelion	8,730	319,143
†Adecco	10,048	526,499
†Aryzta	6,891	340,466
Baloise Holding	3,911	314,977
†Barry Callebaut	131	131,261
Cie Financiere Richemont Class A	38,084	2,387,897
†Credit Suisse Group	83,664	2,384,707
†GAM Holding	13,541	197,257
†Geberit	2,827	591,581
†Givaudan	621	598,504
†Holcim	18,021	1,175,847
†Julius Baer Group	15,446	623,521
Kuehne & Nagel International Class R	4,051	547,942
Lindt & Spruengli Class R	7	260,513
Lindt & Spruengli PC	59	189,542
†Lonza Group	3,106	160,547
Nestle	244,854	15,406,787
Novartis	173,862	9,622,405
Pargesa Holding Bearer Shares	1,885	135,523
Partners Group Holding	966	188,449
Roche Holding	52,347	9,110,129
Schindler Holding	1,728	206,548
Schindler Holding PC	3,683	443,086
SGS	406	789,782
Sika Bearer Shares	161	348,503
†Sonova Holding	3,827	425,222
STMicrolectronics	49,401	403,669
Straumann Holding Class R	600	102,094
Sulzer	1,547	219,874
Swatch Group	2,270	1,044,849
Swatch Group Bearer Shares	2,713	218,044
†Swiss Life Holding	2,364	281,260
†Swiss Re	25,788	1,646,924
Swisscom	1,725	697,300
†Syngenta	6,939	2,399,094
Transocean	25,508	1,391,679
†UBS	270,069	3,784,616
†Zurich Financial Services	10,934	2,938,505
		65,923,660
United Kingdom – 21.64%
3i Group	75,122	257,129
Admiral Group	16,475	312,786
Aggreko	19,866	714,930
AMEC	25,841	457,952
Anglo American	97,862	3,657,998
Antofagasta	29,440	542,452
ARM Holdings	99,345	940,672
Associated British Foods	26,894	524,790
AstraZeneca	96,676	4,297,124
Aviva	210,339	1,115,255
Babcock International Group	27,622	351,894
BAE Systems	240,544	1,153,830
Balfour Beatty	44,335	202,453
Barclays	865,457	3,256,460
BG Group	250,304	5,797,050
BHP Billiton	157,788	4,814,034
BP	1,425,308	10,544,794
British American Tobacco	145,883	7,351,142
British Land	63,275	485,684
British Sky Broadcasting Group	84,049	908,761
BT Group	570,993	2,067,654
Bunzl	25,686	412,478
Burberry Group	32,408	775,970
Capita	46,346	542,988
Capital Shopping Centres Group	35,665	189,045
Carnival	13,895	444,043
Centrica	379,765	1,921,861
Cobham	73,219	268,299
Compass Group	138,822	1,455,465
Diageo	185,174	4,450,053
Eurasian Natural Resources	16,921	160,356
Experian	74,115	1,155,204
G4S	106,569	464,481
GKN	118,948	392,108
GlaxoSmithKline	375,492	8,387,109
Glencore International	102,731	639,835
Hammerson	55,717	370,368
HSBC Holdings	1,319,907	11,712,524
ICAP	43,171	271,228
Imperial Tobacco Group	74,034	3,001,787
Inmarsat	29,842	219,705
Intercontinental Hotels Group	22,480	522,435
†International Consolidated Airlines Group	21,402	61,240
†International Consolidated Airlines Group (London Stock Exchange)	60,078	172,986
International Power	114,030	738,660
Intertek Group	12,439	499,577
Invensys	50,840	161,819
Investec	44,821	274,067
ITV	284,266	401,700
Johnson Matthey	16,281	614,299
Kazakhmys	16,595	241,009
Kingfisher	177,585	871,146
Ladbrokes	6	15
Land Securities Group	58,528	676,351
Legal & General Group	436,327	912,133
†Lloyds Banking Group	3,079,934	1,655,450
London Stock Exchange Group	10,351	171,188
Lonmin	10,358	169,316
Man Group	141,844	305,824
Marks & Spencer Group	118,397	717,713
Meggitt	56,265	363,482
National Grid	264,125	2,663,577
Next	13,061	623,161
Old Mutual	415,239	1,053,348
Pearson	59,775	1,113,823
Petrofac	19,966	555,662
Prudential	186,967	2,235,357
Randgold Resources	6,748	579,589
Reckitt Benckiser Group	45,470	2,569,445
Reed Elsevier	90,195	800,656
Resolution	102,111	426,759
Rexam	66,948	458,409
Rio Tinto	101,781	5,609,868
Rolls-Royce Holdings	137,634	1,787,526
†Royal Bank of Scotland Group	1,324,659	585,616
Royal Dutch Shell Class A	275,561	9,623,689
Royal Dutch Shell Class B	198,050	6,967,379
RSA Insurance Group	271,302	453,895
SABMiller	69,928	2,806,784
Sage Group	101,911	487,701
Sainsbury (J.)	93,601	466,048
Schroders	7,443	188,094
Segro	46,812	175,803
Serco Group	38,738	336,130
Severn Trent	18,331	452,693
Shire	41,162	1,329,899
Smith & Nephew	66,429	673,093
Smiths Group	29,619	498,376
SSE	70,312	1,494,600
Standard Chartered	175,947	4,390,127
Standard Life	177,445	651,922
†Subsea 7	21,254	562,891
Tate & Lyle	33,834	381,516
TESCO	601,395	3,174,274
TUI Travel	40,298	126,524
Tullow Oil	66,489	1,623,901
Unilever	94,859	3,131,547
United Utilities Group	51,295	493,493
Vedanta Resources	7,781	152,829
Vodafone Group	3,730,341	10,274,302
Weir Group	15,946	449,905
Whitbread	14,300	421,762
WM Morrison Supermarkets	166,717	794,633
Wolseley	21,696	827,288
WPP	94,388	1,290,029
Xstrata	152,449	2,604,153
		174,888,237
United States – 0.13%
Sims Metal Management	13,534	205,922
#Synthes 144A	4,821	836,346
		1,042,268
Total Common Stock (Cost $711,904,404)		771,537,544

∆Preferred Stock – 0.49%
Germany – 0.49%
Bayerische Motoren Werke 2.91%	3,409	202,475
Henkel 1.43%	13,220	968,639
Porsche Automobil Holding 1.19%	11,376	671,343
ProSiebenSat.1 Media 6.02%	5,778	148,491
RWE 17.50%	2,960	130,133
Volkswagen 4.23%	10,616	1,866,736
Total Preferred Stock (Cost $3,183,419)		3,987,817
∆Warrant – 0.00%
Singapore – 0.00%
Golden Agri-Resources CW12 exercise price SGD 0.54, expiration date 7/23/12	6,343	1,060
Total Warrant (Cost $0)		1,060

Short-Term Investment – 2.47%
Money Market Mutual Fund – 2.47%
Dreyfus Treasury & Agency Cash Management Fund	19,940,379	19,940,379
Total Short-Term Investment (Cost $19,940,379)		19,940,379
Total Value of Securities – 98.43%
(Cost $735,028,202)		795,466,800
«Receivables and Other Assets Net of Liabilities – 1.57%		12,688,096
Net Assets Applicable to 106,386,478 Shares Outstanding – 100.00%		$808,154,896

∆Securities have been classified by country of origin.
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $283,315, which represented 0.04% of the Fund's net assets. See Note 1 in "Notes."
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
□Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $836,345, which represented 0.10% of the Fund’s net assets. See Note 4 in "Notes."
«Includes foreign currency valued at $5,436,399 with a cost of $5,434,578 and $2,466,000 pledged as collateral for futures contracts.

The following futures contract was outstanding at March 31, 2012:1

Futures Contract

				Unrealized
				Appreciation
Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
411 EMINI MSCI EAFE Index	$31,306,645	$31,679,880	6/18/12	$373,235

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
CDI – Chess Depository Interest
CVA – Dutch Certificate
FDR – Fiduciary Depositary Receipt
PC – Participation Certificate
PPS – Partially Protected Shares
REIT – Real Estate Investment Trust
RSP – Risparmio Italian Savings Shares
SCpA – Italian Consortium Joint-Stock Company
SDR – Special Drawing Right
SGD – Singapore Dollar
VVPR Strip – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA International Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$747,244,576
Aggregate unrealized appreciation	$ 99,176,758
Aggregate unrealized depreciation	(50,954,534)
Net unrealized appreciation	$ 48,222,224

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $7,811,358 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in futures years will expire as follows: $56,183 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2011, short-term losses of $1,181,422 and long-term losses of $6,573,753 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$771,254,229	$-	$283,315	$771,537,544
Other	3,988,877	-	-	3,988,877
Short-Term Investment	19,940,379	-	-	19,940,379
Total	$795,183,485	$-	$283,315	$795,466,800

Futures Contract	$ 373,235	$-	$ -	$ 373,235

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 12/31/11	$ -
Transfers into Level 3	249,384
Net change in unrealized
appreciation (deprecation)	33,931
Balance as of 3/31/12	$283,315

Net change in unrealized
appreciation (depreciation)
from Level 3 investments
still held as of 3/31/12	$ 33,931

During the period ended March 31, 2012, transfers out of Level 1 investments into Level 3 investments were made in the amount of $249,384 for the Fund. This was due to the Fund pricing vendor ceasing to provide pricing for an investment. During the period ended March 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.  No foreign currency exchange contracts were outstanding at March 31, 2012.

Futures Contracts – The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2012, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

.

Schedule of Investments (Unaudited)

LVIP SSgA Bond Index Fund

March 31, 2012

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

Agency Mortgage-Backed Securities– 31.20%
•Fannie Mae ARM
3.02% 11/1/41	$984,038	$1,025,918
3.239% 6/1/41	6,017,830	6,295,848
3.346% 1/1/41	3,754,106	3,934,647
5.253% 7/1/38	256,566	276,349
5.455% 9/1/38	115,280	124,398
5.502% 11/1/38	374,626	402,676
5.534% 9/1/37	405,752	434,038
5.789% 3/1/37	1,817,618	1,966,133
5.905% 11/1/35	494,815	533,513
Fannie Mae S.F. 10 yr
4.50% 2/1/14	35,092	35,763
4.50% 4/1/14	65,579	70,095
5.00% 9/1/12	26,371	28,140
5.00% 10/1/12	148,395	149,320
5.00% 2/1/13	948,360	994,504
5.00% 5/1/13	178,228	188,673
5.50% 12/1/14	127,205	138,645
5.50% 11/1/15	10,576	11,527
6.00% 6/1/12	4,581	4,586
6.00% 12/1/13	127,700	131,349
6.00% 3/1/16	426,918	452,289
6.00% 10/1/16	322,420	343,887
6.00% 12/1/17	178,984	190,695
6.00% 9/1/18	40,292	43,456
Fannie Mae S.F. 15 yr
3.00% 11/1/26	6,943,921	7,201,852
3.50% 11/1/25	2,554,550	2,681,818
3.50% 12/1/25	4,368,790	4,619,210
3.50% 12/1/26	2,952,476	3,099,569
4.00% 4/1/24	946,870	1,003,812
4.00% 5/1/24	1,250,978	1,326,208
4.00% 6/1/24	1,108,046	1,174,681
4.00% 7/1/24	532,230	564,237
4.00% 10/1/24	40,748	43,199
4.00% 12/1/24	1,624,102	1,721,771
4.00% 1/1/25	1,480,796	1,599,926
4.00% 3/1/25	1,544,053	1,668,271
4.00% 5/1/25	909,823	964,538
4.00% 7/1/25	16,821	17,833
4.00% 8/1/25	64,892	68,794
4.00% 9/1/25	855,344	906,783
4.00% 10/1/25	886,056	939,341
4.00% 1/1/26	25,317	26,895
4.00% 3/1/26	1,747,261	1,852,337
4.00% 5/1/26	26,801	28,472
4.50% 2/1/23	499,560	535,300
4.50% 4/1/23	67,688	72,531
4.50% 5/1/23	92,415	99,027
4.50% 6/1/23	1,826,606	1,957,288
4.50% 11/1/23	108,334	116,084
4.50% 1/1/24	21,120	22,618
4.50% 2/1/24	23,671	25,350
4.50% 3/1/24	22,839	24,458
4.50% 4/1/24	760,589	814,993
4.50% 5/1/24	1,360,948	1,458,315
4.50% 7/1/24	962,596	1,030,862
4.50% 8/1/24	1,244,714	1,332,988
4.50% 11/1/24	525,427	562,689
4.50% 4/1/25	888,594	951,612
4.50% 5/1/25	73,910	79,152
4.50% 6/1/25	25,190	26,977
5.00% 6/1/19	5,951	6,459
5.00% 4/1/21	211,274	229,261
5.00% 4/1/23	137,010	148,203
5.00% 6/1/23	2,500,060	2,704,314
5.00% 9/1/23	768,798	831,609
5.00% 11/1/23	852,625	922,284
5.00% 12/1/23	588,254	636,314
5.00% 4/1/24	740,494	801,918
5.00% 3/1/25	230,234	249,045
5.00% 6/1/25	11,605	12,553
5.50% 12/1/18	611,978	667,329
5.50% 3/1/20	1,019,523	1,112,371
5.50% 4/1/22	188,564	205,519
5.50% 7/1/22	240,093	261,682
5.50% 1/1/24	231,715	252,551
5.50% 2/1/24	572,826	624,334
6.00% 2/1/14	220,564	227,206
6.00% 12/1/18	1,999	2,159
6.00% 6/1/20	191,918	205,046
6.00% 8/1/22	48,821	53,191
6.00% 9/1/22	193,306	209,462
6.00% 8/1/23	26,623	28,802
Fannie Mae S.F. 20 yr 6.50% 12/1/17	3,661	4,101
Fannie Mae S.F. 30 yr
3.50% 10/1/40	2,221,708	2,283,880
3.50% 12/1/40	963,120	990,072
3.50% 2/1/41	1,973,775	2,029,009
4.00% 2/1/39	475,674	499,052
4.00% 3/1/39	18,077	18,966
4.00% 4/1/39	1,322,240	1,387,226
4.00% 6/1/39	395,950	415,410
4.00% 8/1/39	1,264,265	1,332,659
4.00% 9/1/39	1,317,730	1,398,348
4.00% 11/1/39	138,342	145,141
4.00% 12/1/39	2,390,339	2,509,317
4.00% 1/1/40	1,516,875	1,591,426
4.00% 5/1/40	644,852	676,545
4.00% 8/1/40	417,885	438,423
4.00% 9/1/40	670,390	703,338
4.00% 10/1/40	2,487,909	2,610,185
4.00% 11/1/40	3,217,541	3,386,065
4.00% 12/1/40	2,896,752	3,058,161
4.00% 1/1/41	8,488,951	8,906,167
4.00% 2/1/41	2,531,731	2,656,161
4.00% 5/1/41	5,175,815	5,432,623
4.00% 9/1/41	1,193,769	1,252,999
4.00% 10/1/41	23,160	24,309
4.50% 8/1/33	97,414	103,840
4.50% 1/1/34	84,197	89,750
4.50% 9/1/35	479,732	510,850
4.50% 2/1/38	161,365	171,730
4.50% 4/1/38	212,709	226,306
4.50% 7/1/38	259,653	276,252
4.50% 2/1/39	135,174	143,815
4.50% 3/1/39	1,846,822	1,964,883
4.50% 4/1/39	4,195,744	4,481,012
4.50% 5/1/39	1,190,465	1,284,053
4.50% 6/1/39	617,203	656,658
4.50% 7/1/39	2,099,663	2,233,887
4.50% 9/1/39	811,749	874,550
4.50% 1/1/40	2,355,451	2,561,233
4.50% 2/1/40	5,021,736	5,406,882
4.50% 5/1/40	3,213,774	3,443,743
4.50% 6/1/40	1,482,931	1,579,583
4.50% 8/1/40	767,329	816,380
4.50% 9/1/40	1,680,794	1,790,343
4.50% 10/1/40	8,122,587	8,662,814
4.50% 11/1/40	1,754,642	1,870,519
4.50% 2/1/41	3,166,922	3,379,269
4.50% 4/1/41	81,668	87,144
4.50% 5/1/41	974,818	1,041,130
4.50% 6/1/41	854,660	910,364
5.00% 12/1/32	720,199	778,777
5.00% 7/8/33	705,815	764,215
5.00% 7/1/34	1,685,499	1,824,961
5.00% 11/1/34	858,729	929,639
5.00% 4/1/35	554,855	600,505
5.00% 6/1/35	929,126	1,005,115
5.00% 7/1/35	856,714	927,198
5.00% 9/1/35	240,555	260,121
5.00% 10/1/35	761,152	823,060
5.00% 2/1/36	8,190,225	8,856,381
5.00% 3/1/36	471,724	510,091
5.00% 11/1/36	131,109	141,896
5.00% 8/1/37	220,411	238,269
5.00% 4/1/38	1,483,510	1,603,708
5.00% 7/1/38	312,688	337,462
5.00% 11/1/38	189,193	204,522
5.00% 8/1/39	2,816,421	3,043,736
5.00% 12/1/39	732,294	791,398
5.00% 1/1/40	1,436,763	1,588,644
5.00% 7/1/40	5,324,479	5,780,819
5.50% 11/1/33	391,999	430,786
5.50% 1/1/34	323,447	355,451
5.50% 5/1/34	527,707	579,922
5.50% 7/1/34	717,568	787,336
5.50% 10/1/34	616,383	677,371
5.50% 9/1/35	426,393	466,717
5.50% 10/1/35	770,390	843,247
5.50% 12/1/35	1,680,951	1,839,921
5.50% 1/1/36	2,541,581	2,781,942
5.50% 4/1/36	5,662,410	6,187,919
5.50% 8/1/36	954,819	1,045,117
5.50% 2/1/37	256,228	281,140
5.50% 3/1/37	903,362	985,124
5.50% 5/1/37	892,839	978,804
5.50% 6/1/37	697,363	766,365
5.50% 8/1/37	348,192	379,706
5.50% 11/1/37	7,086	7,728
5.50% 12/1/37	3,427	3,737
5.50% 1/1/38	2,636,517	2,875,146
5.50% 2/1/38	915,314	998,157
5.50% 6/1/38	96,357	105,078
5.50% 7/1/38	809,576	882,850
5.50% 10/1/38	331,598	361,611
5.50% 1/1/39	1,768,063	1,928,089
5.50% 5/1/39	3,241,598	3,534,992
5.50% 6/1/39	2,712,087	2,957,555
6.00% 12/1/35	483,463	539,955
6.00% 2/1/36	383,245	423,356
6.00% 6/1/36	162,288	179,273
6.00% 7/1/36	749,881	828,365
6.00% 8/1/36	654,377	722,865
6.00% 9/1/36	805,102	889,830
6.00% 10/1/36	752,154	830,876
6.00% 11/1/36	78,645	86,877
6.00% 1/1/37	362,278	400,723
6.00% 3/1/37	209,757	231,317
6.00% 4/1/37	97,811	107,865
6.00% 5/1/37	844,776	931,608
6.00% 6/1/37	430,866	475,153
6.00% 8/1/37	1,374,222	1,515,474
6.00% 9/1/37	1,632,239	1,800,013
6.00% 10/1/37	3,386,340	3,734,413
6.00% 11/1/37	617,849	681,356
6.00% 1/1/38	224,920	248,039
6.00% 2/1/38	345,149	380,626
6.00% 4/1/38	35,971	39,669
6.00% 5/1/38	1,222,203	1,347,830
6.00% 6/1/38	583,224	643,173
6.00% 8/1/38	608,480	671,024
6.00% 9/1/38	128,655	141,880
6.00% 10/1/38	280,731	309,586
6.00% 11/1/38	410,692	452,906
6.50% 3/1/32	3,312	3,773
6.50% 7/1/36	485,916	545,852
6.50% 9/1/36	456,248	512,524
6.50% 11/1/36	638,918	717,727
6.50% 9/1/37	61,027	68,784
6.50% 10/1/37	868,235	975,329
6.50% 2/1/38	948,131	1,063,006
6.50% 3/1/38	1,585,428	1,788,418
6.50% 5/1/38	329,945	369,920
6.50% 7/1/38	900,872	1,010,021
6.50% 10/1/38	777,149	875,922
7.00% 8/1/39	952,926	1,091,431
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/42	8,000,000	8,214,999
4.50% 4/1/42	1,500,000	1,595,391
5.00% 4/1/42	2,500,000	2,700,391
6.00% 4/1/42	1,000,000	1,101,719
•Freddie Mac ARM
3.495% 11/1/37	417,313	443,551
3.534% 8/1/40	1,826,537	1,916,872
3.633% 9/1/40	3,836,188	4,029,737
5.088% 9/1/37	720,363	768,394
5.89% 6/1/36	436,585	473,346
Freddie Mac S.F. 15 yr
3.00% 4/1/27	2,500,000	2,590,518
3.50% 12/1/25	4,276,306	4,529,443
3.50% 3/1/26	3,866,465	4,045,802
4.00% 2/1/24	315,652	336,075
4.00% 8/1/24	529,471	559,409
4.00% 2/1/25	619,923	654,976
4.00% 7/1/25	2,058,840	2,175,254
4.00% 4/1/26	4,027,841	4,260,625
4.50% 1/1/15	52,617	54,016
4.50% 2/1/15	33,095	33,999
4.50% 8/1/15	24,562	25,337
4.50% 12/1/19	169,962	182,440
4.50% 4/1/21	120,644	129,502
4.50% 1/1/23	170,281	181,878
4.50% 4/1/23	324,310	346,398
4.50% 5/1/23	621,693	664,034
4.50% 6/1/23	46,531	49,700
4.50% 12/1/23	67,423	72,015
4.50% 6/1/24	26,375	28,151
4.50% 7/1/24	879,376	938,580
4.50% 8/1/24	315,056	340,156
4.50% 11/1/24	757,495	808,493
4.50% 5/1/25	298,769	318,884
4.50% 8/1/25	1,125,123	1,201,751
5.00% 10/1/17	61,915	66,829
5.00% 4/1/18	747,889	807,239
5.00% 1/1/22	732,689	790,374
5.00% 6/1/22	583,773	628,548
5.00% 4/1/23	588,133	632,231
5.00% 1/1/25	69,186	74,374
5.00% 3/1/25	1,382,073	1,493,044
5.00% 7/1/25	344,832	371,099
5.50% 1/1/13	43,317	43,837
5.50% 12/1/13	90,639	94,075
5.50% 12/1/15	133,145	144,107
5.50% 11/1/16	653,330	707,325
5.50% 11/1/17	1,217,052	1,316,876
5.50% 4/1/18	258,137	280,278
5.50% 11/1/21	8,693	9,381
5.50% 6/1/23	86,204	93,274
5.50% 7/1/24	972,707	1,053,098
5.50% 12/1/24	751,398	815,377
6.00% 12/1/22	421,871	459,720
6.00% 11/1/23	326,060	352,664
Freddie Mac S.F. 30 yr
4.00% 5/1/39	1,745,796	1,827,155
4.00% 2/1/40	371,325	388,630
4.00% 5/1/40	753,857	789,342
4.00% 11/1/40	7,079,803	7,413,060
4.00% 12/1/40	2,300,951	2,409,260
4.00% 2/1/41	2,827,017	2,974,225
4.50% 2/1/39	433,071	459,538
4.50% 4/1/39	314,714	333,898
4.50% 5/1/39	467,687	502,627
4.50% 6/1/39	3,004,760	3,215,356
4.50% 7/1/39	760,331	806,798
4.50% 9/1/39	1,685,226	1,827,978
4.50% 9/15/39	272,925	297,779
4.50% 10/1/39	3,566,552	3,789,044
4.50% 11/15/39	249,505	272,226
4.50% 1/1/40	4,679,884	5,029,507
4.50% 2/1/40	2,873,961	3,088,668
4.50% 7/1/40	736,981	781,906
4.50% 9/1/40	2,276,638	2,446,721
4.50% 2/1/41	7,712,543	8,182,681
4.50% 3/1/41	4,833,088	5,168,481
5.00% 10/1/34	958,706	1,049,678
5.00% 2/1/35	338,280	364,882
5.00% 8/1/35	550,840	594,158
5.00% 10/1/35	251,864	271,671
5.00% 11/1/35	148,829	160,533
5.00% 12/1/35	889,869	959,849
5.00% 2/1/37	665,957	718,151
5.00% 4/1/37	597,248	643,843
5.00% 5/1/37	1,019,426	1,098,957
5.00% 12/1/37	1946,616	2,098,990
5.00% 1/1/38	48,224	51,978
5.00% 4/1/38	32,736	35,284
5.00% 6/1/38	1,517,848	1,636,026
5.00% 9/1/38	77,772	83,827
5.00% 10/1/38	1,456,166	1,569,769
5.00% 12/1/38	1,260,329	1,358,457
5.00% 1/1/39	361,897	390,074
5.00% 2/1/39	509,778	549,469
5.00% 3/1/39	1,570,240	1,719,240
5.00% 8/1/39	369,546	404,613
5.00% 9/1/39	2,443,418	2,644,589
5.00% 1/1/40	2,048,338	2,216,946
5.00% 5/1/40	863,999	930,729
5.00% 6/1/40	4,251,455	4,618,049
5.00% 9/1/40	884,660	953,539
5.00% 3/1/41	1,422,141	1,545,534
5.50% 8/1/33	233,615	255,881
5.50% 6/1/34	473,006	517,717
5.50% 6/1/35	362,825	397,121
5.50% 11/1/35	656,669	716,586
5.50% 1/1/37	446,509	486,692
5.50% 5/1/37	594,954	648,497
5.50% 7/1/37	194,931	213,814
5.50% 1/1/38	5,047,109	5,501,324
5.50% 2/1/38	666,489	725,428
5.50% 5/1/38	3,346,827	3,657,592
5.50% 6/1/38	169,910	184,882
5.50% 8/1/38	421,818	462,680
5.50% 12/1/38	539,963	590,245
5.50% 8/1/39	762,313	833,300
5.50% 12/1/39	1,763,707	1,920,779
5.50% 3/1/40	1,645,658	1,791,188
5.50% 4/1/40	2,556,806	2,782,911
6.00% 8/1/36	156,199	172,264
6.00% 11/1/36	372,001	411,309
6.00% 4/1/37	6,614	7,313
6.00% 5/1/37	1,083,340	1,196,118
6.00% 8/1/37	1,948,005	2,150,798
6.00% 9/1/37	943,174	1,045,037
6.00% 10/1/37	298,048	330,286
6.00% 11/1/37	1,675,190	1,849,582
6.00% 12/1/37	52,975	58,737
6.00% 6/1/38	186,352	205,752
6.00% 7/1/38	436,802	482,275
6.00% 8/1/38	618,662	683,066
6.00% 9/1/38	248,856	274,762
6.00% 10/1/38	519,759	573,868
6.00% 11/1/38	236,255	260,849
6.00% 3/1/39	299,979	331,208
6.00% 4/1/39	157,509	174,743
6.00% 9/1/39	593,175	654,185
6.00% 12/1/39	643,750	709,962
6.00% 5/1/40	3,123,872	3,449,076
6.50% 11/1/36	1,225,915	1,375,484
6.50% 8/1/37	449,158	503,958
6.50% 10/1/37	134,485	150,893
6.50% 6/1/38	129,865	145,710
6.50% 4/1/39	789,439	885,756
Freddie Mac S.F. 30 yr TBA
3.50% 4/1/42	3,000,000	3,073,594
4.00% 4/1/42	3,000,000	3,136,406
GNMA S. F. 30 yr
3.50% 10/15/40	596,586	622,930
3.50% 1/15/41	261,277	272,733
3.50% 4/1/41	4,000,000	4,168,125
3.50% 7/15/41	108,266	113,047
3.50% 10/15/41	1,974,034	2,060,587
4.00% 6/15/39	389,414	418,769
4.00% 7/15/39	434,255	466,990
4.00% 8/15/39	400,578	430,774
4.00% 8/15/40	8,222,372	8,847,338
4.00% 10/15/40	1,388,298	1,496,422
4.00% 12/15/40	1,855,619	2,003,040
4.00% 1/15/41	1,859,287	2,006,999
4.00% 9/15/41	2,718,299	2,924,063
4.50% 3/15/39	5,118,043	5,584,111
4.50% 4/15/39	1,807,475	1,972,070
4.50% 5/15/39	390,452	427,838
4.50% 6/15/39	1,307,828	1,426,923
4.50% 7/15/39	1,685,847	1,839,367
4.50% 8/15/39	280,632	306,188
4.50% 9/15/39	1,959,057	2,137,456
4.50% 10/15/39	2,531,204	2,777,561
4.50% 12/15/39	798,953	871,709
4.50% 1/15/40	4,104,602	4,488,264
4.50% 5/15/40	957,315	1,048,979
4.50% 6/15/40	2,680,186	2,931,179
4.50% 7/15/40	800,899	874,082
4.50% 8/15/40	1,289,172	1,406,972
4.50% 9/15/40	815,410	889,919
4.50% 1/15/41	515,520	566,492
4.50% 2/15/41	6,474,449	7,077,652
4.50% 3/15/41	970,934	1,059,654
4.50% 6/15/41	895,537	977,368
5.00% 3/15/35	211,653	234,278
5.00% 8/15/38	165,873	183,397
5.00% 6/15/39	2,630,605	2,920,453
5.00% 9/15/39	5,529,367	6,146,880
5.00% 10/15/39	492,998	546,468
5.00% 11/15/39	1,161,045	1,290,597
5.00% 1/15/40	2,360,246	2,623,609
5.00% 2/15/40	1,586,925	1,763,999
5.00% 4/15/40	1,395,239	1,546,128
5.00% 5/15/40	6,156,377	6,806,768
5.00% 7/15/40	1,530,981	1,694,635
5.50% 10/15/33	862,469	969,756
5.50% 4/15/37	222,367	248,994
5.50% 7/15/37	149,620	167,413
5.50% 1/15/38	6,170	6,903
5.50% 2/15/38	1,101,648	1,233,180
5.50% 7/15/38	10,550	11,803
5.50% 8/15/38	310,291	347,144
5.50% 9/15/38	2,399,578	2,684,951
5.50% 12/15/38	457,775	512,145
5.50% 1/15/39	628,530	703,770
5.50% 5/15/39	1,614,937	1,806,786
5.50% 7/15/39	43,029	48,180
5.50% 10/15/39	1,460,885	1,634,414
5.50% 4/15/40	2,102,152	2,360,037
5.50% 2/15/41	378,001	423,103
6.00% 5/15/37	461,349	520,855
6.00% 1/15/38	598,192	675,347
6.00% 3/15/38	25,268	28,527
6.00% 5/15/38	1,355,828	1,532,628
6.00% 7/15/38	681,431	769,323
6.00% 8/15/38	921,531	1,040,391
6.00% 10/15/38	851,376	961,189
6.00% 11/15/38	464,642	524,572
6.00% 12/15/38	908,480	1,025,657
6.00% 1/15/39	219,843	248,199
6.00% 5/15/39	27,183	30,689
6.00% 6/15/39	22,606	25,578
6.00% 8/15/39	31,426	35,550
6.00% 10/15/39	44,142	49,836
6.00% 6/15/40	34,961	40,066
6.00% 12/15/40	3,569,828	4,030,271
6.50% 8/15/37	315,890	362,524
6.50% 3/15/38	44,140	50,650
6.50% 5/15/38	82,260	94,391
6.50% 7/15/38	183,237	211,176
6.50% 8/15/38	4,101	4,713
6.50% 9/15/38	79,903	91,820
6.50% 10/15/38	111,231	127,636
6.50% 2/15/39	863,533	990,878
6.50% 8/15/39	39,720	45,640
GNMA S.F. 30 yr TBA
4.00% 4/1/42	3,500,000	3,755,938
4.50% 4/1/42	2,000,000	2,175,938
5.00% 4/1/42	2,000,000	2,208,750

Total Agency Mortgage-Backed Securities (Cost $537,633,691)		556,522,565
Agency Obligations– 5.25%
Fannie Mae
0.50% 8/9/13	1,000,000	1,002,871
0.50% 10/3/13	100,000	100,001
0.50% 12/27/13	1,000,000	1,000,587
0.60% 10/25/13	250,000	250,188
0.625% 12/6/13	200,000	200,032
0.625% 2/27/15	200,000	200,050
0.70% 9/19/14	500,000	500,033
0.70% 10/17/14	100,000	99,885
0.75% 12/18/13	2,000,000	2,014,657
0.75% 11/21/14	100,000	100,033
0.75% 12/19/14	100,000	100,035
0.75% 9/14/15	100,000	99,945
0.80% 10/17/14	500,000	500,123
0.80% 2/13/15	100,000	100,495
0.875% 8/28/14	2,000,000	2,018,203
0.90% 12/5/14	100,000	100,383
0.90% 12/29/14	100,000	100,101
1.00% 9/23/13	3,500,000	3,534,383
1.00% 10/15/13	100,000	100,730
1.00% 12/5/14	250,000	250,147
1.00% 1/26/15	100,000	100,116
1.125% 10/8/13	200,000	202,437
1.20% 3/8/17	100,000	99,750
1.25% 8/20/13	1,500,000	1,519,171
1.25% 2/27/17	100,000	99,970
1.35% 2/24/14	100,000	101,829
1.50% 6/26/13	300,000	304,547
1.75% 5/7/13	1,000,000	1,016,029
1.75% 11/14/16	200,000	201,001
1.75% 1/30/19	1,100,000	1,094,700
1.875% 10/15/15	100,000	103,329
2.24% 7/6/15	1,000,000	1,005,172
2.25% 6/6/16	100,000	100,356
2.375% 4/11/16	2,000,000	2,114,275
2.50% 5/15/14	1,000,000	1,044,710
2.625% 11/20/14	700,000	738,746
2.75% 2/5/14	1,000,000	1,044,931
2.75% 3/13/14	200,000	209,637
3.00% 9/16/14	500,000	531,147
4.125% 4/15/14	500,000	537,676
4.625% 10/15/13	800,000	852,832
4.625% 10/15/14	500,000	551,851
4.875% 12/15/16	500,000	587,203
5.00% 3/2/15	200,000	225,357
5.00% 4/15/15	500,000	565,443
5.00% 3/15/16	1,000,000	1,157,410
5.00% 2/13/17	2,250,000	2,650,963
5.00% 5/11/17	500,000	592,007
5.375% 6/12/17	600,000	723,301
5.625% 7/15/37	100,000	132,664
6.00% 4/18/36	100,000	116,258
6.25% 5/15/29	250,000	340,309
6.625% 11/15/30	300,000	426,939
7.125% 1/15/30	500,000	740,999
7.25% 5/15/30	500,000	751,744
8.95% 2/12/18	1,000,000	1,415,925
Federal Farm Credit Bank
1.375% 6/25/13	100,000	101,424
1.50% 11/16/15	250,000	256,930
2.625% 4/17/14	300,000	312,411
3.00% 9/22/14	300,000	318,775
4.70% 8/10/15	235,000	264,517
4.875% 1/17/17	300,000	353,703
5.125% 8/25/16	100,000	117,388
Federal Home Loan Bank
0.20% 4/30/13	100,000	99,966
0.375% 1/29/14	50,000	50,012
0.40% 2/26/14	500,000	500,006
0.50% 3/12/14	200,000	200,021
0.50% 8/28/14	100,000	99,932
0.55% 10/25/13	100,000	100,095
0.60% 2/27/15	100,000	99,892
0.60% 3/5/15	100,000	99,782
0.75% 8/21/15	100,000	99,899
0.875% 12/27/13	500,000	505,679
1.00% 8/8/14	100,000	100,057
1.375% 5/28/14	450,000	459,835
1.60% 4/4/17	250,000	250,275
1.875% 6/21/13	4,500,000	4,588,955
2.125% 12/21/15	250,000	261,933
2.25% 9/8/17	500,000	524,121
2.75% 12/12/14	200,000	211,412
3.625% 5/29/13	500,000	519,519
3.625% 10/18/13	1,500,000	1,575,781
4.00% 9/6/13	1,000,000	1,052,785
4.125% 3/13/20	400,000	459,466
4.50% 9/16/13	1,000,000	1,060,833
4.625% 9/11/20	1,000,000	1,188,791
4.875% 5/17/17	200,000	237,446
5.00% 11/17/17	1,700,000	2,039,273
5.125% 8/14/13	200,000	213,294
5.375% 5/18/16	2,000,000	2,365,951
5.375% 5/15/19	1,000,000	1,233,275
5.50% 8/13/14	1,500,000	1,678,900
5.50% 7/15/36	300,000	377,741
5.625% 11/23/35	100,000	111,736
Federal Home Loan Mortgage
0.375% 10/30/13	1,500,000	1,503,968
0.40% 2/27/14	200,000	200,038
0.50% 10/3/13	100,000	100,001
0.50% 10/18/13	200,000	200,107
0.55% 10/25/13	500,000	500,081
0.55% 12/27/13	100,000	100,099
0.55% 1/9/14	500,000	500,686
0.55% 2/13/15	100,000	99,818
0.55% 2/27/15	300,000	299,525
0.625% 12/23/13	1,500,000	1,506,373
0.65% 1/30/15	100,000	100,034
0.70% 5/1/14	100,000	100,030
0.80% 10/24/14	100,000	99,693
0.80% 1/13/15	200,000	200,198
0.85% 1/9/15	500,000	500,764
0.85% 2/24/16	100,000	99,888
0.875% 10/28/13	1,000,000	1,008,599
0.875% 12/19/14	100,000	100,117
1.00% 11/3/14	250,000	250,150
1.00% 12/5/14	100,000	100,185
1.00% 12/19/14	100,000	100,082
1.00% 6/30/15	100,000	100,093
1.00% 2/24/16	200,000	200,362
1.05% 9/28/15	100,000	100,034
1.10% 8/8/14	100,000	100,224
1.20% 7/25/14	100,000	100,236
1.375% 2/25/14	1,500,000	1,532,431
1.50% 7/13/15	100,000	100,283
1.60% 11/2/16	100,000	100,465
1.625% 4/15/13	500,000	507,248
1.625% 11/14/16	100,000	100,399
2.00% 8/25/16	500,000	520,344
2.00% 2/1/17	100,000	100,557
2.00% 2/27/17	100,000	100,652
2.00% 7/30/19	100,000	99,178
2.25% 1/23/17	100,000	102,930
2.375% 1/13/22	1,495,000	1,470,793
2.50% 1/7/14	800,000	830,745
2.50% 4/23/14	1,000,000	1,043,625
2.50% 5/27/16	500,000	531,603
2.875% 2/9/15	500,000	532,784
3.00% 7/28/14	500,000	531,114
3.75% 3/27/19	700,000	786,675
4.00% 6/12/13	750,000	783,471
4.125% 9/27/13	1,500,000	1,585,150
4.375% 7/17/15	1,000,000	1,119,453
4.50% 1/15/14	500,000	538,346
4.75% 11/17/15	1,000,000	1,143,073
4.875% 6/13/18	1,150,000	1,373,577
5.00% 7/15/14	500,000	551,621
5.00% 11/13/14	200,000	223,164
5.00% 4/18/17	1,000,000	1,180,543
5.125% 11/17/17	500,000	600,760
5.25% 4/18/16	1,000,000	1,170,597
5.50% 8/23/17	500,000	609,212
6.25% 7/15/32	500,000	694,895
6.75% 9/15/29	100,000	142,668
6.75% 3/15/31	300,000	431,873
Financing
9.40% 2/8/18	480,000	682,307
10.70% 10/6/17	150,000	221,219
Tennessee Valley Authority
3.875% 2/15/21	400,000	447,424
4.65% 6/15/35	500,000	559,494
4.70% 7/15/33	200,000	225,218
4.75% 8/1/13	500,000	529,652
4.875% 12/15/16	100,000	117,049
5.25% 9/15/39	225,000	270,833
5.375% 4/1/56	200,000	249,440
5.50% 7/18/17	100,000	121,073
5.88% 4/1/36	75,000	97,336
6.15% 1/15/38	100,000	133,733
7.125% 5/1/30	100,000	146,314

Total Agency Obligations (Cost $90,601,619)		93,678,133
Commercial Mortgage-Backed Securities – 1.98%
Banc of America Merrill Lynch Commercial Mortgage
Series 2005-4 A5A 4.933% 7/10/45	500,000	547,010
Series 2006-6 A3 5.369% 10/10/45	250,000	267,233
Series 2006-6 A4 5.356% 10/10/45	450,000	497,073
•Series 2007-2 A2 5.634% 4/10/49	192,089	196,383
•Series 2007-2 A4 5.818% 4/10/49	400,000	440,148
•Series 2007-3 A4 5.837% 6/10/49	200,000	222,098
Series 2007-5 A4 5.492% 2/10/51	25,000	28,186
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3 A3 4.487% 2/11/41	22,609	23,003
•Series 2004-T14 A4 5.20% 1/12/41	190,000	201,857
•Series 2004-T16 A6 4.75% 2/13/46	400,000	430,126
•Series 2006-PW12 A4 5.902% 9/11/38	100,000	113,513
Series 2006-PW13 A4 5.54% 9/11/41	150,000	169,640
Series 2006-T24 A4 5.537% 10/12/41	500,000	567,023
•Series 2007-PW16 A4 5.905% 6/11/40	250,000	284,812
•Series 2007-PW17 A4 5.694% 6/11/50	500,000	569,227
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.885% 12/10/49	400,000	456,180
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.505% 1/15/46	650,000	719,029
Series 2006-CD3 A5 5.617% 10/15/48	500,000	563,961
Series 2007-CD4 A3 5.293% 12/11/49	1,350,000	1,435,280
◆Commercial Mortgage Pass Through Certificates
Series 2004-LB2A A4 4.715% 3/10/39	248,043	261,115
•Series 2005-C6 A5A 5.116% 6/10/44	250,000	275,498
•Series 2006-C7 A4 5.94% 6/10/46	599,000	675,755
Series 2006-C8 A2B 5.248% 12/10/46	135,086	135,194
•Series 2007-C9 A4 6.006% 12/10/49	500,000	573,773
•Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	492,882
Credit Suisse First Boston Mortgage Securities
•Series 2003-C4 A4 5.137% 8/15/36	249,371	259,473
•Series 2004-C1 A4 4.75% 1/15/37	250,000	262,433
Series 2004-C2 A1 3.819% 5/15/36	57,371	58,338
•Series 2004-C2 A2 5.416% 5/15/36	250,000	267,784
•Series 2004-C3 A5 5.113% 7/15/36	250,000	268,093
•Series 2005-C1 A4 5.014% 2/15/38	200,000	217,697
•Series 2005-C5 A4 5.10% 8/15/38	250,000	276,034
•Credit Suisse Mortgage Capital Certificates
Series 2006-C3 A3 6.008% 6/15/38	1,034,000	1,167,608
Series 2007-C3 A4 5.867% 6/15/39	225,000	242,861
Series 2007-C5 A3 5.694% 9/15/40	250,000	265,719
Series 2008-C1 A3 6.408% 2/15/41	200,000	222,577
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.437% 11/10/45	250,000	278,102
Series 2007-C1 A4 5.543% 12/10/49	725,000	787,835
GMAC Commercial Mortgage Securities Series 2003-C3 A4 5.023% 4/10/40	150,000	157,408
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	525,000	566,415
Series 2005-GG4 A4 4.761% 7/10/39	445,450	474,962
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	110,810
•Series 2007-GG10 A4 5.98% 8/10/45	500,000	554,849
Greenwich Capital Commercial Funding
•Series 2005-GG3 A4 4.799% 8/10/42	250,000	270,598
•Series 2006-GG7 A4 6.081% 7/10/38	500,000	566,386
Series 2007-GG11 A4 5.736% 12/10/49	100,000	110,387
JPMorgan Chase Commercial Mortgage Securities
•Series 2003-CB7 A4 4.879% 1/12/38	235,450	246,794
•Series 2003-PM1A A4 5.326% 8/12/40	250,000	261,658
•Series 2004-C2 A3 5.387% 5/15/41	150,000	160,953
•Series 2004-PNC1 A4 5.53% 6/12/41	300,000	323,206
•Series 2005-CB11 A4 5.335% 8/12/37	500,000	550,620
•Series 2005-CB13 AM 5.502% 1/12/43	500,000	495,649
Series 2005-LDP1 A3 4.865% 3/15/46	125,000	126,753
•Series 2005-LDP5 A3 5.401% 12/15/44	200,000	212,011
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	282,247
Series 2006-CB17 A4 5.429% 12/12/43	365,000	403,498
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	112,566
Series 2007-C1 A3 5.79% 2/15/51	1,000,000	1,053,257
Series 2007-LD12 A2 5.827% 2/15/51	481,873	488,896
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C2 A4 4.367% 3/15/36	250,000	263,167
•Series 2005-C7 A4 5.197% 11/15/30	200,000	221,668
•Series 2006-C4 A4 6.067% 6/15/38	918,000	1,044,244
Series 2006-C6 A4 5.372% 9/15/39	250,000	282,318
•Series 2007-C6 A4 5.858% 7/15/40	600,000	678,584
•Series 2007-C7 A3 5.866% 9/15/45	925,000	1,047,918
•Series 2008-C1 A2 6.314% 4/15/41	350,000	408,756
Merrill Lynch Mortgage Trust
•Series 2004-KEY2 A4 4.864% 8/12/39	150,000	160,978
•Series 2007-C1 A4 6.032% 6/12/50	255,000	286,001
Series 2008-C1 A3 5.71% 2/12/51	500,000	527,403
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 A2 5.291% 7/12/46	157,763	161,653
•Series 2006-4 A3 5.172% 12/12/49	750,000	827,077
Series 2007-5 A4 5.378% 8/12/48	320,000	343,786
Morgan Stanley Capital I
Series 2003-IQ6 A4 4.97% 12/15/41	250,000	264,082
Series 2004-HQ4 A7 4.97% 4/14/40	250,000	265,772
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	494,111
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	806,579
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	489,676
•Series 2007-HQ12 A4 5.782% 4/12/49	200,000	210,886
Series 2007-HQ12 A5 5.632% 4/12/49	250,000	266,138
•Series 2007-IQ15 A4 6.076% 6/11/49	250,000	281,969
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36	232,378	236,405
Wachovia Bank Commercial Mortgage Trust
•Series 2003-C8 A4 4.964% 11/15/35	350,000	369,207
•Series 2003-C9 A4 5.012% 12/15/35	300,000	316,148
•Series 2005-C21 A4 5.378% 10/15/44	1,000,000	1,103,804
•Series 2006-C27 AM 5.795% 7/15/45	250,000	262,663
Series 2007-C31 A2 5.421% 4/15/47	170,179	176,489
•Series 2007-C32 A3 5.927% 6/15/49	200,000	216,627

•Series 2007-C33 A5 6.097% 2/15/51	500,000	548,032
Series 2007-C34 A3 5.678% 5/15/46	500,000	566,576
Total Commercial Mortgage-Backed Securities (Cost $30,822,583)		35,379,193
Corporate Bonds– 21.26%
Aerospace & Defense – 0.31%
Boeing
3.50% 2/15/15	100,000	108,011
4.875% 2/15/20	200,000	236,486
5.00% 3/15/14	200,000	217,610
6.00% 3/15/19	100,000	123,103
6.125% 2/15/33	50,000	62,340
6.875% 3/15/39	100,000	140,081
Embraer Overseas 6.375% 1/15/20	100,000	111,130
General Dynamics
2.25% 7/15/16	150,000	155,614
4.25% 5/15/13	50,000	52,078
5.25% 2/1/14	200,000	217,033
Goodrich
4.875% 3/1/20	50,000	56,732
6.125% 3/1/19	100,000	118,052
Honeywell International
3.875% 2/15/14	155,000	164,236
4.25% 3/1/21	50,000	56,722
5.00% 2/15/19	100,000	117,446
5.30% 3/1/18	100,000	119,551
5.375% 3/1/41	65,000	77,126
5.70% 3/15/37	100,000	122,553
L-3 Communications
3.95% 11/15/16	100,000	105,400
4.75% 7/15/20	100,000	103,432
4.95% 2/15/21	100,000	104,796
Lockheed Martin
3.35% 9/15/21	100,000	100,378
4.25% 11/15/19	200,000	216,998
4.85% 9/15/41	100,000	102,409
5.50% 11/15/39	100,000	110,675
6.15% 9/1/36	150,000	180,440
Northrop Grumman
1.85% 11/15/15	100,000	101,293
3.50% 3/15/21	100,000	102,922
3.70% 8/1/14	30,000	31,535
5.05% 11/15/40	100,000	105,179
Northrop Grumman Systems 7.75% 2/15/31	150,000	208,723
Raytheon
4.40% 2/15/20	100,000	110,529
4.70% 12/15/41	200,000	207,575
6.40% 12/15/18	50,000	61,273
7.20% 8/15/27	100,000	130,455
Rockwell Collins 5.25% 7/15/19	50,000	58,220
United Technologies
4.50% 4/15/20	210,000	240,172
4.875% 5/1/15	100,000	111,766
5.375% 12/15/17	150,000	179,835
5.40% 5/1/35	200,000	232,696
6.125% 2/1/19	100,000	123,013
6.125% 7/15/38	200,000	250,932
		5,536,550
Air Freight & Logistics – 0.07%
FedEx 8.00% 1/15/19	100,000	129,446
United Parcel Service
3.125% 1/15/21	600,000	629,724
3.875% 4/1/14	100,000	106,365
4.875% 11/15/40	55,000	62,159
5.125% 4/1/19	200,000	237,819
6.20% 1/15/38	105,000	137,113
		1,302,626
Airlines – 0.06%
◆American Airlines 2009-1A Pass Through Trust 10.375% 7/2/19	89,816	97,675
◆Continental Airlines 2009-1 Pass Through Trust 9.00% 7/8/16	176,950	201,723
◆Continental Airlines 2010-1 Class A Pass Through Trust 4.75% 1/12/21	98,074	101,997
◆Continental Airlines 2012-1 Class A Pass Through Trust 4.15% 4/11/24	250,000	245,000
◆Delta Air Lines 2009-1 Class A 7.75% 12/17/19	87,725	100,006
◆Delta Air Lines 2010-1 Class A Pass Through Trust 6.20% 7/2/18	89,928	97,348
◆Delta Air Lines 2010-2 Class A Pass Through Trust 4.95% 5/23/19	95,322	100,564
Southwest Airlines 5.125% 3/1/17	100,000	108,928
		1,053,241
Auto Components – 0.03%
Johnson Controls
1.75% 3/1/14	100,000	101,694
4.25% 3/1/21	60,000	63,686
5.00% 3/30/20	100,000	112,653
5.50% 1/15/16	100,000	112,886
5.70% 3/1/41	70,000	78,746
		469,665
Automobiles – 0.02%
Daimler Finance North America
6.50% 11/15/13	150,000	163,419
8.50% 1/18/31	200,000	291,934
		455,353
Beverages -– 0.44%
Anheuser-Busch
4.95% 1/15/14	50,000	53,473
6.45% 9/1/37	100,000	132,319
Anheuser-Busch InBev World
2.875% 2/15/16	45,000	47,510
4.125% 1/15/15	475,000	515,040
4.375% 2/15/21	30,000	33,603
5.375% 1/15/20	650,000	765,117
6.375% 1/15/40	200,000	266,181
7.75% 1/15/19	500,000	653,187
Bottling Group
5.125% 1/15/19	200,000	234,005
6.95% 3/15/14	100,000	112,164
Brown Foreman 2.50% 1/15/16	100,000	103,113
Coca-Cola
0.75% 11/15/13	300,000	301,431
1.50% 11/15/15	300,000	306,590
1.80% 9/1/16	245,000	250,475
3.15% 11/15/20	170,000	177,934
3.30% 9/1/21	250,000	260,630
3.625% 3/15/14	100,000	105,841
Coca-Cola Enterprises
3.50% 9/15/20	100,000	101,514
4.50% 9/1/21	200,000	218,542
Coca-Cola HBC Finance 5.125% 9/17/13	50,000	52,445
Diageo Capital
4.828% 7/15/20	100,000	114,312
5.50% 9/30/16	100,000	117,316
5.75% 10/23/17	100,000	120,332
5.875% 9/30/36	100,000	121,839
Diageo Finance
3.25% 1/15/15	100,000	106,123
5.30% 10/28/15	100,000	114,080
5.50% 4/1/13	200,000	209,839
Dr. Pepper Snapple Group 2.90% 1/15/16	200,000	208,025
PepsiAmericas 4.375% 2/15/14	100,000	106,381
PepsiCo
0.80% 8/25/14	240,000	241,406
2.75% 3/5/22	250,000	243,765
3.00% 8/25/21	100,000	101,284
3.10% 1/15/15	200,000	213,016
3.125% 11/1/20	250,000	257,250
4.00% 3/5/42	100,000	95,168
4.50% 1/15/20	100,000	113,355
4.875% 11/1/40	100,000	109,964
5.00% 6/1/18	150,000	175,313
5.50% 1/15/40	150,000	177,159
7.90% 11/1/18	200,000	269,179
		7,906,220
Biotechnology – 0.19%
Amgen
2.30% 6/15/16	150,000	153,280
2.50% 11/15/16	100,000	102,874
3.875% 11/15/21	200,000	205,200
4.10% 6/15/21	100,000	104,896
4.50% 3/15/20	150,000	163,663
4.85% 11/18/14	150,000	164,200
5.15% 11/15/41	178,000	179,396
5.65% 6/15/42	200,000	214,640
5.75% 3/15/40	200,000	217,417
6.15% 6/1/18	250,000	299,924
6.375% 6/1/37	100,000	115,171
6.40% 2/1/39	50,000	58,076
Biogen Idec 6.875% 3/1/18	100,000	122,064
Celgene 3.95% 10/15/20	100,000	102,012
Genentech
4.75% 7/15/15	100,000	111,724
5.25% 7/15/35	50,000	56,008
Genzyme 5.00% 6/15/20	100,000	115,669
Gilead Sciences
2.40% 12/1/14	200,000	207,043
4.50% 4/1/21	100,000	106,127
5.65% 12/1/41	250,000	268,034
Life Technologies
4.40% 3/1/15	100,000	106,949
6.00% 3/1/20	150,000	171,879
		3,346,246
Building Products – 0.03%
CRH America
5.30% 10/15/13	100,000	105,022
6.00% 9/30/16	150,000	163,520
8.125% 7/15/18	125,000	148,059
Owens Corning 7.00% 12/1/36	100,000	106,888
		523,489
Capital Markets – 2.24%
Ameriprise Financial 7.30% 6/28/19	200,000	243,991
Bank of New York Mellon
1.20% 2/20/15	45,000	45,085
1.50% 1/31/14	100,000	101,223
2.30% 7/28/16	200,000	205,250
3.55% 9/23/21	200,000	205,262
4.15% 2/1/21	100,000	107,386
4.30% 5/15/14	230,000	246,421
4.50% 4/1/13	200,000	207,791
4.95% 3/15/15	150,000	163,362
5.45% 5/15/19	100,000	115,774
Bear Stearns
4.65% 7/2/18	100,000	106,992
5.30% 10/30/15	200,000	220,960
5.55% 1/22/17	300,000	331,588
5.70% 11/15/14	250,000	276,415
6.40% 10/2/17	650,000	757,707
7.25% 2/1/18	300,000	362,189
BlackRock
3.50% 12/10/14	200,000	214,289
5.00% 12/10/19	100,000	114,567
6.25% 9/15/17	100,000	120,871
China Development Bank 5.00% 10/15/15	100,000	110,218
Comerica Bank 5.75% 11/21/16		100,000
		112,507
Credit Suisse USA
4.875% 1/15/15	100,000	107,930
5.125% 8/15/15	300,000	329,000
5.375% 3/2/16	250,000	276,449
5.85% 8/16/16	100,000	112,903
7.125% 7/15/32	100,000	120,840
Deutsche Bank
3.25% 1/11/16	200,000	205,381
4.875% 5/20/13	250,000	259,388
6.00% 9/1/17	500,000	568,287
Export-Import Bank Korea
3.75% 10/20/16	200,000	207,309
4.00% 1/11/17	100,000	104,584
4.00% 1/29/21	100,000	98,904
4.125% 9/9/15	100,000	105,379
5.00% 4/11/22	100,000	106,000
5.125% 6/29/20	100,000	107,684
5.875% 1/14/15	200,000	218,870
8.125% 1/21/14	200,000	221,341
Franklin Resources 4.625% 5/20/20	100,000	109,801
Goldman Sachs Capital I 6.345% 2/15/34	200,000	187,158
Goldman Sachs Group
3.625% 2/7/16	300,000	300,182
3.70% 8/1/15	700,000	712,905
4.75% 7/15/13	200,000	207,112
5.125% 1/15/15	200,000	213,005
5.15% 1/15/14	500,000	525,843
5.25% 7/27/21	400,000	396,688
5.35% 1/15/16	150,000	159,209
5.375% 3/15/20	200,000	203,642
5.625% 1/15/17	500,000	525,737
5.75% 10/1/16	200,000	216,677
5.75% 1/24/22	500,000	515,332
5.95% 1/18/18	200,000	215,707
5.95% 1/15/27	200,000	200,554
6.00% 5/1/14	230,000	246,692
6.00% 6/15/20	500,000	526,956
6.125% 2/15/33	250,000	248,725
6.15% 4/1/18	500,000	539,993
6.25% 9/1/17	300,000	329,207
6.25% 2/1/41	255,000	252,684
6.45% 5/1/36	100,000	97,049
6.75% 10/1/37	600,000	587,998
7.50% 2/15/19	225,000	257,421
Jefferies Group
5.875% 6/8/14	100,000	104,916
6.25% 1/15/36	100,000	91,250
8.50% 7/15/19	200,000	223,000
JPMorgan Chase Capital XXV 6.80% 10/1/37	200,000	202,120
KFW
1.25% 10/26/15	500,000	504,937
1.25% 2/15/17	750,000	747,636
1.375% 1/13/14	2,000,000	2,030,417
2.625% 3/3/15	200,000	210,396
2.625% 2/16/16	1,200,000	1,270,753
2.75% 10/21/14	300,000	316,664
2.75% 9/8/20	500,000	512,042
3.50% 5/16/13	1,000,000	1,034,608
3.50% 3/10/14	300,000	316,808
4.00% 10/15/13	100,000	105,401
4.00% 1/27/20	750,000	841,946
4.125% 10/15/14	500,000	543,041
^4.349% 6/29/37	100,000	39,012
4.375% 3/15/18	200,000	229,565
4.50% 7/16/18	300,000	347,390
4.875% 1/17/17	500,000	580,475
4.875% 6/17/19	500,000	592,357
5.125% 3/14/16	100,000	115,377
^5.241% 4/18/36	100,000	40,477
Korea Development Bank
3.25% 3/9/16	200,000	203,416
3.50% 8/22/17	250,000	254,648
4.00% 9/9/16	100,000	104,736
8.00% 1/23/14	200,000	220,962
Lazard Group 7.125% 5/15/15	100,000	108,506
Lloyds TSB Bank
4.20% 3/28/17	300,000	302,590
4.875% 1/21/16	200,000	207,546
6.375% 1/21/21	200,000	215,044
Merrill Lynch
5.00% 1/15/15	400,000	417,570
5.45% 7/15/14	250,000	261,685
6.11% 1/29/37	200,000	190,951
6.15% 4/25/13	100,000	104,189
6.40% 8/28/17	200,000	218,357
6.875% 4/25/18	550,000	612,199
7.75% 5/14/38	200,000	218,926
Morgan Stanley
2.875% 7/28/14	140,000	139,443
3.80% 4/29/16	300,000	292,295
4.00% 7/24/15	100,000	99,594
4.10% 1/26/15	300,000	301,244
4.75% 4/1/14	400,000	406,738
5.375% 10/15/15	200,000	206,765
5.45% 1/9/17	300,000	306,693
5.50% 1/26/20	200,000	195,361
5.50% 7/24/20	100,000	97,759
5.50% 7/28/21	550,000	538,472
5.55% 4/27/17	350,000	358,552
5.625% 9/23/19	300,000	296,972
5.75% 10/18/16	200,000	207,028
5.75% 1/25/21	400,000	393,382
5.95% 12/28/17	300,000	309,251
6.00% 5/13/14	300,000	314,150
6.00% 4/28/15	300,000	314,224
6.25% 8/9/26	100,000	99,587
6.625% 4/1/18	500,000	527,157
7.25% 4/1/32	100,000	108,703
7.30% 5/13/19	300,000	323,298
Murray Street Investment Trust I 4.647% 3/9/17	300,000	300,550
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	103,742
Nomura Holdings
4.125% 1/19/16	200,000	201,794
5.00% 3/4/15	100,000	104,063
6.70% 3/4/20	83,000	89,966
Northern Trust
3.45% 11/4/20	100,000	102,671
4.625% 5/1/14	25,000	26,908
5.50% 8/15/13	100,000	106,428
Oesterreichische Kontrollbank
1.375% 1/21/14	500,000	504,161
2.00% 6/3/16	300,000	303,887
4.875% 2/16/16	200,000	224,492
Raymond James Financial 8.60% 8/15/19	200,000	243,289
Rentenbank
2.375% 9/13/17	300,000	310,285
2.50% 2/15/16	200,000	209,604
4.125% 7/15/13	400,000	418,129
5.125% 2/1/17	400,000	466,894
Schwab (Charles)
4.45% 7/22/20	100,000	107,361
4.95% 6/1/14	100,000	108,517
TD Ameritrade Holding 4.15% 12/1/14	100,000	106,898
UFJ Finance Aruba 6.75% 7/15/13	85,000	90,240
		39,904,834
Chemicals – 0.34%
Agrium
6.125% 1/15/41	45,000	52,234
6.75% 1/15/19	100,000	120,175
Air Products & Chemicals
2.00% 8/2/16	55,000	56,224
4.375% 8/21/19	50,000	55,949
Airgas 2.85% 10/1/13	50,000	51,214
Cabot 5.00% 10/1/16	50,000	54,399
Dow Chemical
2.50% 2/15/16	260,000	267,133
4.25% 11/15/20	200,000	210,033
5.25% 11/15/41	100,000	103,682
5.90% 2/15/15	200,000	225,289
7.375% 11/1/29	125,000	162,336
7.60% 5/15/14	100,000	113,288
8.55% 5/15/19	355,000	465,886
9.40% 5/15/39	100,000	154,260
duPont (E.I.) deNemours
3.25% 1/15/15	350,000	374,320
4.25% 4/1/21	150,000	169,179
5.00% 7/15/13	50,000	52,701
5.25% 12/15/16	25,000	29,240
5.75% 3/15/19	100,000	120,877
6.00% 7/15/18	200,000	247,429
6.50% 1/15/28	150,000	186,179
Eastman Chemical 5.50% 11/15/19	100,000	111,333
Ecolab
3.00% 12/8/16	250,000	260,231
4.35% 12/8/21	200,000	212,443
5.50% 12/8/41	100,000	108,863
FMC 3.95% 2/1/22	100,000	102,616
Lubrizol 8.875% 2/1/19	150,000	203,536
Monsanto
2.75% 4/15/16	100,000	104,883
5.125% 4/15/18	25,000	29,298
5.875% 4/15/38	50,000	62,554
Potash
3.75% 9/30/15	220,000	235,748
4.875% 3/30/20	10,000	11,321
5.25% 5/15/14	100,000	109,014
6.50% 5/15/19	145,000	178,930
PPG Industries
1.90% 1/15/16	100,000	100,556
3.60% 11/15/20	100,000	104,113
7.70% 3/15/38	96,000	131,897
Praxair
2.125% 6/14/13	200,000	203,208
4.05% 3/15/21	100,000	110,724
4.50% 8/15/19	100,000	113,423
4.625% 3/30/15	101,000	112,131
RPM International 6.125% 10/15/19	100,000	109,659
Syngenta Finance 3.125% 3/28/22	100,000	100,873
Valspar 7.25% 6/15/19	50,000	58,460
		6,147,841
Commercial Banks – 1.98%
Abbey National 7.95% 10/26/29	100,000	102,106
•Abbey National Capital Trust I 8.963% 12/29/49	100,000	102,000
American Express Bank
5.50% 4/16/13	200,000	209,417
6.00% 9/13/17	250,000	292,909
American Express Centurion Bank
5.95% 6/12/17	100,000	116,069
6.00% 9/13/17	100,000	117,164
BanColombia
4.25% 1/12/16	100,000	103,750
5.95% 6/3/21	200,000	212,750
Bank of America
3.625% 3/17/16	500,000	499,592
3.75% 7/12/16	500,000	502,984
3.875% 3/22/17	100,000	100,664
4.50% 4/1/15	300,000	310,946
5.25% 12/1/15	200,000	208,476
5.30% 3/15/17	150,000	156,705
5.625% 7/1/20	250,000	261,063
5.70% 1/24/22	500,000	530,290
5.875% 2/7/42	218,000	217,584
6.00% 9/1/17	500,000	545,211
6.00% 10/15/36	100,000	99,262
Bank of Montreal
2.125% 6/28/13	100,000	101,718
2.50% 1/11/17	300,000	306,278
Bank of Nova Scotia
2.05% 10/7/15	200,000	205,607
2.375% 12/17/13	300,000	308,732
2.55% 1/12/17	300,000	307,925
3.40% 1/22/15	300,000	317,852
Bank One 8.00% 4/29/27	100,000	123,705
Barclays Bank
2.375% 1/13/14	200,000	201,532
2.75% 2/23/15	250,000	252,555
5.00% 9/22/16	150,000	161,496
5.125% 1/8/20	300,000	314,290
5.14% 10/14/20	200,000	192,998
5.20% 7/10/14	300,000	318,119
6.75% 5/22/19	200,000	230,305
BB&T
2.05% 4/28/14	100,000	101,992
3.20% 3/15/16	200,000	210,437
3.375% 9/25/13	100,000	103,479
3.95% 4/29/16	100,000	108,330
3.95% 3/22/22	500,000	502,323
4.90% 6/30/17	100,000	109,871
5.20% 12/23/15	100,000	111,029
5.70% 4/30/14	100,000	109,586
BBVA US Senior 3.25% 5/16/14	100,000	99,748
BNP Paribas
3.25% 3/11/15	300,000	303,092
3.60% 2/23/16	200,000	202,261
5.00% 1/15/21	300,000	303,314
Canadian Imperial Bank of Commerce
1.45% 9/13/13	100,000	101,041
2.35% 12/11/15	150,000	154,113
Capital One Financial
2.125% 7/15/14	200,000	201,252
3.15% 7/15/16	60,000	61,457
4.75% 7/15/21	100,000	105,420
6.15% 9/1/16	100,000	110,018
6.75% 9/15/17	100,000	117,905
7.375% 5/23/14	200,000	221,505
Comerica 3.00% 9/16/15
	100,000
103,822
Commonwealth Bank of Australia 1.95% 3/16/15	250,000	251,855
Compass Bank 6.40% 10/1/17	100,000	102,801
Credit Suisse New York
2.20% 1/14/14	300,000	303,071
3.50% 3/23/15	200,000	208,600
4.375% 8/5/20	200,000	208,243
5.00% 5/15/13	300,000	311,575
5.30% 8/13/19	100,000	110,403
5.50% 5/1/14	550,000	590,054
Discover Bank 8.70% 11/18/19	100,000	124,620
Fifth Third Bancorp
3.625% 1/25/16	200,000	210,825
5.45% 1/15/17	100,000	110,283
6.25% 5/1/13	100,000	105,207
8.25% 3/1/38	100,000	133,160
First Horizon National 5.375% 12/15/15	150,000	159,500
First Tennessee Bank 5.05% 1/15/15	100,000	103,181
HSBC Bank USA
4.625% 4/1/14	200,000	210,269
4.875% 8/24/20	350,000	359,243
5.00% 9/27/20	300,000	306,297
5.625% 8/15/35	250,000	255,124
5.875% 11/1/34	100,000	104,307
7.00% 1/15/39	100,000	117,147
HSBC Holdings
4.00% 3/30/22	250,000	248,311
5.10% 4/5/21	300,000	324,908
6.10% 1/14/42	200,000	233,567
6.50% 5/2/36	200,000	223,116
6.50% 9/15/37	200,000	225,193
6.80% 6/1/38	200,000	229,763
JPMorgan Chase Bank 6.00% 10/1/17	450,000	515,506
KeyBank
5.45% 3/3/16	100,000	109,965
5.80% 7/1/14	150,000	162,729
KeyCorp
3.75% 8/13/15	100,000	105,785
5.10% 3/24/21	300,000	331,261
M&I Marshall & Ilsley Bank 4.85% 6/16/15	100,000	107,721
National City
4.90% 1/15/15	300,000	329,299
6.875% 5/15/19	100,000	116,478
PNC Bank 6.875% 4/1/18	150,000	178,336
PNC Funding
2.70% 9/19/16	200,000	206,287
3.30% 3/8/22	150,000	148,705
5.125% 2/8/20	100,000	113,457
5.25% 11/15/15	200,000	222,541
6.70% 6/10/19	150,000	182,768
Rabobank
1.85% 1/10/14	250,000	252,335
3.375% 1/19/17	400,000	409,386
3.875% 2/8/22	250,000	242,257
4.50% 1/11/21	150,000	154,752
5.25% 5/24/41	150,000	153,892
Royal Bank of Canada
1.15% 3/13/15	300,000	300,077
2.10% 7/29/13	200,000	204,088
2.30% 7/20/16	100,000	102,738
2.625% 12/15/15	100,000	104,652
2.875% 4/19/16	200,000	209,484
Royal Bank of Scotland
3.40% 8/23/13	191,000	193,630
3.95% 9/21/15	200,000	202,382
4.375% 3/16/16	300,000	306,631
4.875% 3/16/15	200,000	208,034
5.625% 8/24/20	150,000	154,867
6.125% 1/11/21	100,000	107,217
6.40% 10/21/19	300,000	315,105
SunTrust Bank
5.00% 9/1/15	239,000	252,693
7.25% 3/15/18	200,000	229,007
SVB Financial Group 5.375% 9/15/20	100,000	108,333
Svenska Handelsbanken 3.125% 7/12/16	200,000	203,995
Toronto-Dominion Bank
1.375% 7/14/14	100,000	101,812
2.50% 7/14/16	200,000	206,513
UBS
2.25% 8/12/13	250,000	251,655
3.875% 1/15/15	200,000	208,207
4.875% 8/4/20	345,000	359,168
5.75% 4/25/18	200,000	219,257
5.875% 7/15/16	200,000	211,005
5.875% 12/20/17	300,000	333,018
•UBS Preferred Funding Trust V 6.243% 5/29/49	100,000	97,750
Union Bank
2.125% 12/16/13	100,000	101,716
3.00% 6/6/16	250,000	258,969
UnionBanCal 5.25% 12/16/13	40,000	42,332
US Bancorp
1.375% 9/13/13	300,000	302,714
2.20% 11/15/16	200,000	204,102
2.45% 7/27/15	200,000	206,571
3.15% 3/4/15	100,000	105,717
4.20% 5/15/14	200,000	214,123
US Bank 4.95% 10/30/14	350,000	383,583
USB Capital XIII Trust 6.625% 12/15/39	50,000	50,630
Wachovia
5.50% 5/1/13	300,000	315,150
5.50% 8/1/35	150,000	153,208
5.625% 10/15/16	100,000	111,594
5.75% 2/1/18	100,000	116,410
Wachovia Bank
4.875% 2/1/15	250,000	269,632
5.85% 2/1/37	450,000	495,294
6.00% 11/15/17	800,000	920,133
6.60% 1/15/38	200,000	239,555
Wells Fargo
1.25% 2/13/15	500,000	498,308
3.50% 3/8/22	350,000	345,281
3.625% 4/15/15	400,000	426,181
3.676% 6/15/16	250,000	267,239
3.75% 10/1/14	200,000	211,960
4.60% 4/1/21	350,000	376,041
4.95% 10/16/13	500,000	527,592
5.625% 12/11/17	150,000	174,032
Wells Fargo Bank 4.75% 2/9/15	200,000	214,678
Wells Fargo Capital X 5.95% 12/15/36	100,000	101,910
Westpac Banking
2.10% 8/2/13	200,000	202,514
3.00% 8/4/15	300,000	310,793
4.20% 2/27/15	200,000	214,950
4.875% 11/19/19	250,000	270,335
Zions Bancorporation 7.75% 9/23/14	100,000	109,562
		35,322,259
Commercial Services & Supplies – 0.13%
Allied Waste North America 6.875% 6/1/17	50,000	52,244
Avery Dennison 5.375% 4/15/20	50,000	51,250
Block Financial 5.125% 10/30/14	100,000	103,530
Cintas No. 2
2.85% 6/1/16	100,000	102,580
4.30% 6/1/21	60,000	63,765
Equifax 4.45% 12/1/14	50,000	53,084
Pitney Bowes
4.75% 1/15/16	100,000	105,302
4.75% 5/15/18	200,000	203,740
4.875% 8/15/14	100,000	106,357
Republic Services
3.80% 5/15/18	100,000	107,520
4.75% 5/15/23	100,000	109,560
5.25% 11/15/21	100,000	114,240
5.50% 9/15/19	299,000	346,539
5.70% 5/15/41	50,000	57,292
Waste Management
5.00% 3/15/14	25,000	26,872
6.125% 11/30/39	200,000	244,271
6.375% 3/11/15	150,000	171,387
7.00% 7/15/28	125,000	157,973
7.375% 3/11/19	100,000	125,135
		2,302,641
Communications Equipment – 0.15%
Cisco Systems
1.625% 3/14/14	200,000	204,141
2.90% 11/17/14	400,000	423,841
4.95% 2/15/19	450,000	520,265
5.50% 2/22/16	30,000	34,846
5.50% 1/15/40	200,000	234,062
5.90% 2/15/39	300,000	365,718
Corning
4.25% 8/15/20	65,000	69,171
4.75% 3/15/42	250,000	243,048
5.75% 8/15/40	25,000	27,751
6.625% 5/15/19	20,000	24,124
Harris
5.95% 12/1/17	150,000	171,630
6.375% 6/15/19	35,000	40,524
Juniper Networks
4.60% 3/15/21	100,000	106,385
5.95% 3/15/41	100,000	114,988
Motorola Solutions 6.00% 11/15/17	150,000	173,866
		2,754,360
Computers & Peripherals – 0.33%
Dell
1.40% 9/10/13	200,000	202,070
2.30% 9/10/15	100,000	103,583
5.875% 6/15/19	100,000	118,888
6.50% 4/15/38	50,000	59,471
7.10% 4/15/28	50,000	61,685
Hewlett-Packard
1.25% 9/13/13	200,000	200,476
2.35% 3/15/15	150,000	152,960
3.00% 9/15/16	150,000	154,240
3.30% 12/9/16	300,000	312,461
4.30% 6/1/21	300,000	306,531
4.375% 9/15/21	150,000	154,232
4.65% 12/9/21	350,000	366,861
4.75% 6/2/14	400,000	428,128
5.50% 3/1/18	200,000	228,779
6.00% 9/15/41	155,000	170,142
6.125% 3/1/14	100,000	108,879
International Business Machines
1.00% 8/5/13	205,000	206,382
1.25% 5/12/14	300,000	303,864
1.25% 2/6/17	350,000	347,599
1.95% 7/22/16	100,000	102,722
2.00% 1/5/16	100,000	102,752
2.10% 5/6/13	200,000	203,618
2.90% 11/1/21	150,000	152,476
5.60% 11/30/39	210,000	257,891
5.70% 9/14/17	200,000	241,118
5.875% 11/29/32	120,000	151,457
6.50% 10/15/13	200,000	218,005
7.625% 10/15/18	300,000	400,719
		5,817,989
Consumer Finance – 0.42%
American Express
6.15% 8/28/17	300,000	352,878
•6.80% 9/1/66	100,000	102,375
7.00% 3/19/18	100,000	122,919
7.25% 5/20/14	200,000	225,282
8.125% 5/20/19	200,000	261,830
8.15% 3/19/38	100,000	148,071
American Express Credit
2.375% 3/24/17	150,000	150,406
2.75% 9/15/15	200,000	207,676
2.80% 9/19/16	200,000	205,695
5.125% 8/25/14	100,000	108,821
5.875% 5/2/13	350,000	368,154
7.30% 8/20/13	200,000	216,493
Capital One Bank 8.80% 7/15/19	200,000	244,879
Discover Financial Services 10.25% 7/15/19	100,000	131,459
HSBC Finance
5.00% 6/30/15	500,000	531,404
6.676% 1/15/21	323,000	345,356
•HSBC Finance Capital Trust IX 5.911% 11/30/35	100,000	94,316
John Deere Capital
2.25% 6/7/16	100,000	103,860
4.50% 4/3/13	200,000	208,126
4.90% 9/9/13	300,000	318,556
5.50% 4/13/17	150,000	178,400
ORIX 4.71% 4/27/15	85,000	89,654
Paccar Financial
1.60% 3/15/17	100,000	99,306
2.05% 6/17/13	100,000	101,731
SLM
5.00% 10/1/13	100,000	102,500
5.375% 5/15/14	150,000	154,968
6.00% 1/25/17	200,000	206,214
6.25% 1/25/16	250,000	260,219
7.25% 1/25/22	100,000	104,666
8.00% 3/25/20	250,000	270,625
8.45% 6/15/18	150,000	168,000
Toyota Motor Credit
1.00% 2/17/15	100,000	100,053
1.25% 11/17/14	150,000	151,851
1.375% 8/12/13	100,000	101,231
2.00% 9/15/16	250,000	255,390
3.20% 6/17/15	200,000	212,652
3.30% 1/12/22	200,000	204,311
3.40% 9/15/21	200,000	205,822
		7,416,149
Containers – 0.02%
Bemis
5.65% 8/1/14	165,000	180,772
6.80% 8/1/19	10,000	11,767
Sonoco Products
4.375% 11/1/21	100,000	101,935
5.75% 11/1/40	100,000	106,612
		401,086
Distributors – 0.05%
#Aristotle Holding 144A
2.75% 11/21/14	100,000	102,811
3.50% 11/15/16	100,000	104,566
3.90% 2/15/22	350,000	354,483
4.75% 11/15/21	200,000	214,459
6.125% 11/15/41	100,000	111,961
		888,280
Diversified Consumer Services – 0.04%
John Hopkins University 5.25% 7/1/19	50,000	59,109
Princeton University
4.95% 3/1/19	100,000	116,245
5.70% 3/1/39	50,000	63,976
Stanford University
3.625% 5/1/14	100,000	106,411
4.25% 5/1/16	100,000	111,144
Trustees of Dartmouth College 4.75% 6/1/19	50,000	57,596
Vanderbilt University 5.25% 4/1/19	50,000	58,823
Yale University 2.90% 10/15/14	100,000	105,781
		679,085
Diversified Financial Services – 1.89%
Bank of America
3.70% 9/1/15	200,000	202,033
4.75% 8/1/15	100,000	104,845
4.90% 5/1/13	100,000	103,010
5.42% 3/15/17	200,000	204,717
5.625% 10/14/16	400,000	425,700
5.65% 5/1/18	500,000	534,439
5.75% 12/1/17	300,000	322,137
5.875% 1/5/21	500,000	529,827
6.50% 8/1/16	200,000	220,105
7.375% 5/15/14	600,000	651,639
7.625% 6/1/19	300,000	346,422
Boeing Capital 2.125% 8/15/16	100,000	103,415
BP Capital Markets
3.20% 3/11/16	200,000	212,104
3.625% 5/8/14	100,000	105,189
3.875% 3/10/15	400,000	429,296
4.742% 3/11/21	500,000	561,029
4.75% 3/10/19	300,000	340,207
5.25% 11/7/13	300,000	320,708
Caterpillar Finance Services
1.05% 3/26/15	150,000	150,611
1.375% 5/20/14	360,000	365,559
1.65% 4/1/14	100,000	101,950
2.00% 4/5/13	100,000	101,615
2.65% 4/1/16	100,000	104,968
4.90% 8/15/13	50,000	52,844
5.50% 3/15/16	200,000	230,906
6.125% 2/17/14	300,000	329,917
7.15% 2/15/19	200,000	258,710
Citigroup
2.65% 3/2/15	350,000	350,180
4.45% 1/10/17	500,000	524,315
4.50% 1/14/22	60,000	60,353
4.587% 12/15/15	500,000	526,998
4.75% 5/19/15	150,000	158,040
5.00% 9/15/14	250,000	259,056
5.375% 8/9/20	200,000	215,181
5.50% 4/11/13	600,000	622,805
5.50% 10/15/14	200,000	214,709
5.50% 2/15/17	450,000	472,501
5.85% 8/2/16	100,000	109,243
5.875% 2/22/33	200,000	188,242
5.875% 5/29/37	300,000	309,061
6.00% 12/13/13	500,000	529,963
6.00% 8/15/17	100,000	111,313
6.00% 10/31/33	100,000	96,049
6.01% 1/15/15	300,000	326,161
6.125% 11/21/17	300,000	335,251
6.125% 5/15/18	625,000	701,519
6.125% 8/25/36	200,000	192,809
6.375% 8/12/14	500,000	542,801
6.50% 8/19/13	100,000	105,827
6.625% 6/15/32	100,000	102,886
6.875% 3/5/38	350,000	405,421
8.125% 7/15/39	150,000	195,017
8.50% 5/22/19	300,000	370,377
CME Group 5.75% 2/15/14	200,000	218,187
Countrywide Financial 6.25% 5/15/16	200,000	208,602
•GE Capital Trust I 6.375% 11/15/67	200,000	204,000
General Electric Capital
1.875% 9/16/13	100,000	101,615
2.15% 1/9/15	500,000	511,072
2.25% 11/9/15	200,000	205,722
2.90% 1/9/17	200,000	207,702
3.75% 11/14/14	300,000	319,261
4.375% 9/21/15	250,000	272,923
4.375% 9/16/20	1,000,000	1,055,046
4.80% 5/1/13	400,000	417,562
4.875% 3/4/15	500,000	549,768
5.30% 2/11/21	175,000	189,868
5.375% 10/20/16	400,000	457,482
5.50% 1/8/20	100,000	113,608
5.625% 9/15/17	200,000	233,115
5.625% 5/1/18	550,000	638,332
5.875% 1/14/38	500,000	551,517
5.90% 5/13/14	600,000	659,811
6.00% 8/7/19	100,000	116,953
•6.375% 11/15/67	100,000	102,250
6.75% 3/15/32	530,000	635,071
6.875% 1/10/39	800,000	991,310
#International Lease Finance 144A 6.75% 9/1/16	300,000	322,875
JPMorgan Chase
2.05% 1/24/14	200,000	203,556
3.40% 6/24/15	200,000	209,708
3.45% 3/1/16	500,000	521,806
3.70% 1/20/15	200,000	211,030
4.25% 10/15/20	750,000	769,267
4.35% 8/15/21	850,000	870,137
4.40% 7/22/20	700,000	727,450
4.65% 6/1/14	300,000	319,970
4.75% 5/1/13	400,000	416,687
5.125% 9/15/14	800,000	857,760
5.50% 10/15/40	100,000	108,388
5.60% 7/15/41	500,000	548,447
6.00% 1/15/18	400,000	463,299
6.30% 4/23/19	200,000	231,438
6.40% 5/15/38	200,000	238,652
JPMorgan Chase Capital XVIII 6.95% 8/17/36	100,000	100,800
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	202,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	150,000	150,750
JPMorgan Chase Capital XXVII 7.00% 11/1/39	100,000	101,850
NASDAQ OMX Group
4.00% 1/15/15	100,000	103,696
5.25% 1/16/18	60,000	64,647
5.55% 1/15/20	100,000	102,757
National Rural Utilities Cooperative Finance
3.05% 3/1/16	100,000	105,678
4.75% 3/1/14	250,000	268,648
5.45% 2/1/18	25,000	29,274
5.50% 7/1/13	100,000	106,048
8.00% 3/1/32	150,000	208,258
10.375% 11/1/18	100,000	145,220
NYSE Euronext 4.80% 6/28/13	100,000	104,831
Private Export Funding
1.375% 2/15/17	25,000	25,143
4.30% 12/15/21	100,000	114,940
4.55% 5/15/15	100,000	112,455
4.95% 11/15/15	100,000	114,580
TECO Finance 6.572% 11/1/17	100,000	117,106
		33,699,908
Diversified Telecommunication Services – 1.05%
AT&T
2.40% 8/15/16	50,000	51,728
2.50% 8/15/15	200,000	208,337
2.95% 5/15/16	200,000	211,550
3.00% 2/15/22	500,000	491,045
3.875% 8/15/21	30,000	31,794
4.45% 5/15/21	100,000	110,619
4.85% 2/15/14	100,000	107,568
5.10% 9/15/14	50,000	55,068
5.35% 9/1/40	538,000	574,203
5.50% 2/1/18	500,000	589,819
5.55% 8/15/41	40,000	44,505
5.80% 2/15/19	150,000	178,299
6.30% 1/15/38	200,000	235,865
6.40% 5/15/38	50,000	59,581
6.50% 3/15/29	100,000	116,153
6.55% 2/15/39	550,000	671,653
5.625% 6/15/16	100,000	116,066
6.70% 11/15/13	500,000	547,179
6.80% 5/15/36	200,000	247,890
8.00% 11/15/31	360,000	507,157
BellSouth
5.20% 9/15/14	300,000	330,361
6.55% 6/15/34	100,000	114,505
6.875% 10/15/31	100,000	120,834
British Telecommunications 9.625% 12/15/30	400,000	590,055
CenturyLink
5.15% 6/15/17	100,000	103,224
5.80% 3/15/22	200,000	195,666
6.45% 6/15/21	200,000	205,657
7.60% 9/15/39	100,000	94,854
7.65% 3/15/42	100,000	94,226
Deutsche Telekom International Finance
5.25% 7/22/13	200,000	210,539
5.75% 3/23/16	300,000	339,084
6.00% 7/8/19	250,000	292,496
8.75% 6/15/30	310,000	427,196
Embarq
7.082% 6/1/16	425,000	479,080
7.995% 6/1/36	150,000	152,021
France Telecom
2.75% 9/14/16	100,000	102,971
4.125% 9/14/21	100,000	104,309
5.375% 7/8/19	300,000	338,997
5.375% 1/13/42	100,000	106,122
8.50% 3/1/31	300,000	426,595
GTE
6.94% 4/15/28	100,000	121,617
8.75% 11/1/21	100,000	138,023
Koninklijke KPN 8.375% 10/1/30	100,000	128,730
Nokia
5.375% 5/15/19	100,000	99,017
6.625% 5/15/39	40,000	38,334
Pacific Bell Telephone 6.625% 10/15/34	100,000	105,982
Qwest
6.75% 12/1/21	274,000	306,538
7.50% 10/1/14	200,000	223,975
7.50% 6/15/23	100,000	101,500
8.375% 5/1/16	200,000	239,984
Telecom Italia Capital
5.25% 11/15/13	100,000	103,000
5.25% 10/1/15	300,000	310,500
6.00% 9/30/34	100,000	88,500
6.175% 6/18/14	200,000	211,000
7.175% 6/18/19	100,000	107,000
7.20% 7/18/36	100,000	97,500
7.721% 6/4/38	250,000	245,000
Telefonica Emisiones
2.582% 4/26/13	300,000	301,341
3.729% 4/27/15	75,000	74,779
3.992% 2/16/16	170,000	169,361
4.949% 1/15/15	85,000	87,706
5.134% 4/27/20	90,000	86,218
5.462% 2/16/21	140,000	136,339
5.877% 7/15/19	100,000	101,670
6.421% 6/20/16	175,000	186,735
7.045% 6/20/36	175,000	172,516
Telefonica Europe 8.25% 9/15/30	200,000	218,693
Telefonos de Mexico 5.50% 11/15/19	100,000	114,277
Verizon Communications
1.25% 11/3/14	800,000	809,113
4.60% 4/1/21	500,000	555,848
4.75% 11/1/41	200,000	203,254
5.25% 4/15/13	100,000	104,865
5.50% 4/1/17	200,000	233,646
5.50% 2/15/18	150,000	176,033
6.00% 4/1/41	100,000	118,892
6.35% 4/1/19	250,000	304,882
6.40% 2/15/38	200,000	243,099
6.90% 4/15/38	350,000	448,160
7.35% 4/1/39	100,000	134,643
8.75% 11/1/18	100,000	135,882
8.95% 3/1/39	200,000	310,071
Verizon Global Funding 7.75% 12/1/30	300,000	407,436
Virgin Media Secured Finance 5.25% 1/15/21	200,000	215,382
		18,701,912
Electric Utilities – 1.33%
AEP Texas Central Transition Funding 5.17% 1/1/18	250,000	290,034
Alabama Power
5.50% 3/15/41	185,000	220,932
5.80% 11/15/13	300,000	323,987
6.125% 5/15/38	100,000	126,289
Ameren 8.875% 5/15/14	100,000	113,480
Appalachian Power
4.60% 3/30/21	150,000	163,925
5.00% 6/1/17	100,000	112,298
Arizona Public Service
4.50% 4/1/42	100,000	98,392
5.05% 9/1/41	100,000	106,907
Atlantic City Electric 7.75% 11/15/18	15,000	19,510
Baltimore Gas & Electric 6.35% 10/1/36	100,000	123,551
Carolina Power & Light
3.00% 9/15/21	200,000	201,756
5.125% 9/15/13	100,000	106,506
5.30% 1/15/19	100,000	117,749
6.30% 4/1/38	50,000	65,484
CenterPoint Energy Houston Electric 5.75% 1/15/14	100,000	108,077
Cleco Power 6.50% 12/1/35	50,000	57,528
Cleveland Electric Illuminating
5.70% 4/1/17	100,000	111,220
5.95% 12/15/36	100,000	107,902
Commonwealth Edison
1.625% 1/15/14	100,000	101,628
3.40% 9/1/21	100,000	103,314
4.00% 8/1/20	300,000	324,404
5.80% 3/15/18	200,000	239,350
6.45% 1/15/38	100,000	130,153
Connecticut Light & Power 5.65% 5/1/18	100,000	117,977
Consolidated Edison
5.375% 12/15/15	100,000	114,540
5.50% 12/1/39	250,000	296,064
5.70% 6/15/40	100,000	122,403
5.85% 3/15/36	100,000	121,870
6.30% 8/15/37	20,000	25,888
6.75% 4/1/38	25,000	33,958
7.125% 12/1/18	200,000	259,294
Consumers Energy
5.65% 9/15/18	100,000	118,341
5.65% 4/15/20	100,000	119,630
Dayton Power & Light 5.125% 10/1/13	100,000	106,088
Detroit Edison 6.625% 6/1/36	100,000	131,668
Duke Energy
3.35% 4/1/15	100,000	106,205
5.05% 9/15/19	100,000	113,997
5.65% 6/15/13	100,000	105,638
6.10% 6/1/37	170,000	210,465
Duke Energy Carolinas
3.90% 6/15/21	100,000	108,078
4.30% 6/15/20	100,000	111,746
5.25% 1/15/18	250,000	294,183
5.30% 2/15/40	100,000	116,720
7.00% 11/15/18	100,000	128,348
Duke Energy Indiana
6.12% 10/15/35	100,000	114,362
6.45% 4/1/39	130,000	171,409
Duke Energy Ohio
2.10% 6/15/13	100,000	101,783
5.45% 4/1/19	50,000	59,096
Energy East 6.75% 7/15/36	100,000	109,949
Enersis 7.375% 1/15/14	100,000	108,973
Entergy
4.70% 1/15/17	100,000	104,264
7.125% 2/1/19	455,000	542,362
Entergy Texas 5.125% 9/15/20	100,000	100,898
Exelon 4.90% 6/15/15	150,000	163,740
Exelon Generation
5.35% 1/15/14	100,000	107,282
6.20% 10/1/17	25,000	29,373
FirstEnergy 7.375% 11/15/31	100,000	123,453
FirstEnergy Solutions
4.80% 2/15/15	80,000	86,596
6.05% 8/15/21	100,000	112,439
6.80% 8/15/39	150,000	167,809
Florida Power
5.65% 6/15/18	150,000	179,371
6.40% 6/15/38	300,000	391,724
Florida Power & Light
5.69% 3/1/40	50,000	61,531
5.85% 5/1/37	100,000	124,207
5.95% 2/1/38	100,000	126,160
5.96% 4/1/39	100,000	126,963
6.20% 6/1/36	200,000	257,881
FPL Group Capital
2.55% 11/15/13	100,000	101,823
6.00% 3/1/19	200,000	231,197
Georgia Power
4.25% 12/1/19	80,000	87,695
4.75% 9/1/40	100,000	105,507
5.25% 12/15/15	25,000	28,523
5.95% 2/1/39	100,000	122,127
Great Plains Energy 4.85% 6/1/21	50,000	53,060
Hydro Quebec
2.00% 6/30/16	300,000	308,925
8.05% 7/7/24	250,000	360,606
8.50% 12/1/29	115,000	179,628
Indiana Michigan Power 7.00% 3/15/19	100,000	122,711
Interstate Power & Light 6.25% 7/15/39	130,000	162,709
Jersey Central Power & Light 7.35% 2/1/19	100,000	125,306
Kansas City Power & Light 6.375% 3/1/18	200,000	238,716
Kentucky Utilities
1.625% 11/1/15	100,000	101,902
3.25% 11/1/20	100,000	103,076
5.125% 11/1/40	100,000	114,069
LG&E & KU Energy 2.125% 11/15/15	200,000	200,998
MidAmerican Energy
5.30% 3/15/18	100,000	116,906
5.75% 11/1/35	25,000	29,438
5.95% 7/15/17	200,000	237,772
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	117,694
5.95% 5/15/37	125,000	146,490
6.125% 4/1/36	300,000	357,813
6.50% 9/15/37	100,000	125,371
Nevada Power
5.45% 5/15/41	60,000	68,790
6.50% 8/1/18	50,000	61,641
6.75% 7/1/37	100,000	129,786
7.125% 3/15/19	100,000	125,743
NextEra Energy Capital Holdings 4.50% 6/1/21	100,000	106,378
Northern States Power
5.25% 3/1/18	100,000	117,433
5.35% 11/1/39	40,000	47,705
6.20% 7/1/37	100,000	130,597
Ohio Edison
6.875% 7/15/36	100,000	123,450
8.25% 10/15/38	100,000	143,288
Ohio Power 5.375% 10/1/21	225,000	258,566
Oklahoma Gas & Electric 5.25% 5/15/41	100,000	112,134
Oncor Electric Delivery
5.95% 9/1/13	200,000	213,071
6.80% 9/1/18	100,000	121,047
7.00% 9/1/22	100,000	121,586
7.00% 5/1/32	50,000	60,297
Pacific Gas & Electric
3.25% 9/15/21	200,000	202,881
6.05% 3/1/34	400,000	487,817
6.25% 12/1/13	100,000	108,989
8.25% 10/15/18	200,000	265,103
6.25% 3/1/39	300,000	377,684
PacifiCorp
4.10% 2/1/42	100,000	96,517
5.75% 4/1/37	100,000	119,183
6.00% 1/15/39	100,000	123,961
6.35% 7/15/38	25,000	32,231
7.70% 11/15/31	100,000	142,753
PECO Energy 5.95% 10/1/36	100,000	123,648
Portland General Electric 6.10% 4/15/19	100,000	120,622
Potomac Electric Power 7.90% 12/15/38	100,000	153,193
PPL Electric Utilities
3.00% 9/15/21	100,000	100,631
6.25% 5/15/39	30,000	39,206
PPL Energy Supply 6.50% 5/1/18	25,000	28,928
Progress Energy
6.00% 12/1/39	50,000	59,842
7.05% 3/15/19	100,000	123,859
7.75% 3/1/31	150,000	204,167
Public Service Electric & Gas
3.50% 8/15/20	150,000	159,008
5.30% 5/1/18	50,000	59,246
5.375% 9/1/13	50,000	53,122
5.50% 3/1/40	100,000	120,908
Public Service of Colorado
3.20% 11/15/20	100,000	103,873
5.125% 6/1/19	135,000	156,718
6.25% 9/1/37	100,000	130,926
Public Service of Oklahoma 5.15% 12/1/19	75,000	84,356
San Diego Gas & Electric
3.00% 8/15/21	375,000	384,465
6.00% 6/1/39	110,000	142,572
Scottish Power 5.375% 3/15/15	100,000	108,323
Sierra Pacific Power 6.00% 5/15/16	100,000	115,946
South Carolina Electric & Gas
5.25% 11/1/18	80,000	93,013
6.05% 1/15/38	225,000	275,195
Southern
1.95% 9/1/16	300,000	305,131
4.15% 5/15/14	50,000	53,446
Southern California Edison
3.875% 6/1/21	70,000	76,377
4.50% 9/1/40	100,000	104,980
5.75% 3/15/14	200,000	219,282
5.95% 2/1/38	25,000	31,632
6.00% 1/15/34	200,000	250,439
6.05% 3/15/39	170,000	218,877
6.65% 4/1/29	100,000	127,873
Southern Power 4.875% 7/15/15
	100,000	110,319
Southwestern Electric Power 6.20% 3/15/40	200,000	237,688
Tampa Electric 6.10% 5/15/18	50,000	60,312
Toledo Edison 7.25% 5/1/20	30,000	37,154
Union Electric
6.70% 2/1/19	150,000	184,608
8.45% 3/15/39	80,000	124,421
Virginia Electric & Power
5.00% 6/30/19	200,000	229,446
5.95% 9/15/17	100,000	121,573
6.00% 5/15/37	25,000	31,406
6.35% 11/30/37	100,000	130,393
8.875% 11/15/38	100,000	159,841
Westar Energy 6.00% 7/1/14	100,000	109,757
Wisconsin Electric Power
2.95% 9/15/21	100,000	100,632
4.25% 12/15/19	25,000	27,781
6.00% 4/1/14	100,000	110,458
		23,693,388
Electrical Equipment – 0.05%
Cooper
2.375% 1/15/16	100,000	102,545
3.875% 12/15/20	100,000	106,707
Emerson Electric
4.125% 4/15/15	100,000	108,895
4.25% 11/15/20	50,000	54,740
5.25% 10/15/18	225,000	261,904
5.25% 11/15/39	50,000	58,368
Rockwell Automation 6.25% 12/1/37	100,000	120,617
Roper Industries 6.25% 9/1/19	100,000	117,499
		931,275
Electronic Equipment & Instruments – 0.06%
Agilent Technologies
5.00% 7/15/20	100,000	111,359
5.50% 9/14/15	100,000	112,477
Amphenol 4.75% 11/15/14	100,000	108,694
Arrow Electronics 6.00% 4/1/20	50,000	54,487
Avnet 5.875% 3/15/14	100,000	106,074
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	100,800
5.00% 3/15/42	100,000	100,181
5.75% 3/11/18	300,000	351,000
6.875% 3/11/38	50,000	62,032
		1,107,104
Energy Equipment & Services – 0.18%
Baker Hughes
5.125% 9/15/40	200,000	228,435
6.875% 1/15/29	100,000	132,435
Cameron International
5.95% 6/1/41	100,000	114,019
6.375% 7/15/18	100,000	118,260
Diamond Offshore Drilling
5.70% 10/15/39	100,000	111,725
5.875% 5/1/19	40,000	46,333
Global Marine 7.00% 6/1/28	150,000	154,562
Halliburton
3.25% 11/15/21	200,000	205,820
5.90% 9/15/18	50,000	60,905
7.45% 9/15/39	200,000	281,627
Nabors Industries 6.15% 2/15/18	100,000	116,836
Rowan 7.875% 8/1/19	65,000	77,690
Transocean
4.95% 11/15/15	200,000	214,029
6.00% 3/15/18	125,000	138,552
6.375% 12/15/21	300,000	338,172
6.50% 11/15/20	100,000	112,000
6.80% 3/15/38	50,000	56,096
7.35% 12/15/41	100,000	118,628
Weatherford International
6.00% 3/15/18	150,000	169,913
6.75% 9/15/40	100,000	111,826
7.00% 3/15/38	150,000	169,214
9.625% 3/1/19	100,000	132,706
9.875% 3/1/39	50,000	69,039
		3,278,822
Food & Staples Retailing – 0.42%
Costco Wholesale 5.50% 3/15/17	50,000	59,509
CVS Caremark
3.25% 5/18/15	200,000	212,140
4.75% 5/18/20	100,000	112,199
5.75% 6/1/17	150,000	177,216
5.75% 5/15/41	150,000	169,705
6.125% 9/15/39	100,000	117,229
6.25% 6/1/27	130,000	155,702
6.60% 3/15/19	100,000	123,532
Delhaize America 9.00% 4/15/31	125,000	160,170
Delhaize Group 5.875% 2/1/14	45,000	48,409
Family Dollar Stores 5.00% 2/1/21	100,000	104,768
Kroger
2.20% 1/15/17	100,000	101,699
3.90% 10/1/15	130,000	141,636
5.00% 4/15/13	300,000	312,737
6.15% 1/15/20	200,000	243,526
6.90% 4/15/38	100,000	124,967
Safeway
3.95% 8/15/20	120,000	119,210
6.25% 3/15/14	300,000	330,277
6.35% 8/15/17	150,000	174,743
Sysco
5.375% 3/17/19	100,000	118,910
6.625% 3/17/39	50,000	68,764
Walgreen
4.875% 8/1/13	100,000	105,889
5.25% 1/15/19	150,000	173,117
Wal-Mart Stores
1.50% 10/25/15	200,000	204,256
3.20% 5/15/14	500,000	528,317
3.25% 10/25/20	300,000	314,567
3.625% 7/8/20	100,000	107,627
4.125% 2/1/19	100,000	111,377
4.25% 4/15/13	300,000	311,601
4.55% 5/1/13	100,000	104,444
4.875% 7/8/40	300,000	328,667
5.25% 9/1/35	300,000	342,362
5.625% 4/15/41	250,000	303,774
5.80% 2/15/18	200,000	243,617
5.875% 4/5/27	100,000	121,532
6.20% 4/15/38	300,000	383,854
6.50% 8/15/37	225,000	297,265
7.55% 2/15/30	200,000	291,699
		7,451,013
Food Products – 0.37%
Archer-Daniels-Midland
4.479% 3/1/21	235,000	265,063
4.70% 3/1/41	240,000	290,237
5.375% 9/15/35	100,000	112,780
5.45% 3/15/18	100,000	119,148
Bunge Limited Finance
4.10% 3/15/16	100,000	104,455
8.50% 6/15/19	135,000	165,145
Campbell Soup
3.05% 7/15/17	100,000	107,329
3.375% 8/15/14	100,000	106,301
4.50% 2/15/19	35,000	38,938
ConAgra Foods
5.819% 6/15/17	50,000	57,129
7.00% 4/15/19	100,000	117,938
8.25% 9/15/30	100,000	127,284
Corn Products International 3.20% 11/1/15	100,000	103,660
General Mills
3.15% 12/15/21	200,000	200,599
5.20% 3/17/15	300,000	334,051
5.40% 6/15/40	45,000	50,284
5.65% 2/15/19	100,000	118,898
Heinz (H.J.) 5.35% 7/15/13	100,000	106,059
Heinz (H.J.) Finance 6.75% 3/15/32	180,000	219,262
Hershey
4.125% 12/1/20	200,000	220,519
5.00% 4/1/13	100,000	103,995
Kellogg
3.25% 5/21/18	135,000	142,712
4.00% 12/15/20	100,000	106,083
7.45% 4/1/31	100,000	131,466
Kraft Foods
2.625% 5/8/13	200,000	203,896
4.125% 2/9/16	50,000	54,385
5.375% 2/10/20	400,000	463,170
6.125% 2/1/18	150,000	180,227
6.50% 8/11/17	500,000	603,861
6.50% 11/1/31	100,000	120,444
6.50% 2/9/40	300,000	370,475
6.875% 2/1/38	250,000	315,062
McCormick 3.90% 7/15/21	50,000	53,565
Nabisco 7.55% 6/15/15	100,000	118,329
Ralcorp Holdings 6.625% 8/15/39	50,000	50,355
Sara Lee 6.125% 11/1/32	125,000	131,008
Unilever Capital
2.75% 2/10/16	100,000	105,516
4.25% 2/10/21	200,000	226,389
4.80% 2/15/19	100,000	116,180
5.90% 11/15/32	100,000	126,532
		6,688,729
Gas Utilities – 0.09%
AGL Capital
5.25% 8/15/19	100,000	113,400
5.875% 3/15/41	70,000	82,589
Atmos Energy
4.95% 10/15/14	100,000	108,918
8.50% 3/15/19	100,000	131,007
CenterPoint Energy Resources
4.50% 1/15/21	65,000	69,403
5.85% 1/15/41	115,000	131,400
6.00% 5/15/18	100,000	115,451
7.875% 4/1/13	50,000	53,352
Consolidated Natural Gas 5.00% 12/1/14	300,000	329,710
National Grid 6.30% 8/1/16	100,000	115,495
Questar 2.75% 2/1/16	85,000	87,344
Southern California Gas 5.75% 11/15/35	100,000	122,761
Southern Union 7.60% 2/1/24	150,000	178,651
		1,639,481
Health Care Equipment & Supplies – 0.26%
Baxter International
4.50% 8/15/19	250,000	281,764
4.625% 3/15/15	150,000	166,071
6.25% 12/1/37	50,000	65,359
Becton, Dickinson
1.75% 11/8/16	200,000	202,594
3.25% 11/12/20	100,000	103,861
5.00% 11/12/40	35,000	37,692
6.00% 5/15/39	100,000	121,242
Bard (C.R.)
2.875% 1/15/16	100,000	104,482
4.40% 1/15/21	65,000	72,279
Boston Scientific
4.50% 1/15/15	600,000	644,050
6.00% 1/15/20	100,000	114,961
6.40% 6/15/16	100,000	115,241
7.375% 1/15/40	201,000	255,413
CareFusion 6.375% 8/1/19	50,000	58,186
Covidien International Finance
1.875% 6/15/13	100,000	101,106
2.80% 6/15/15	100,000	104,262
4.20% 6/15/20	100,000	108,259
6.00% 10/15/17	25,000	30,027
6.55% 10/15/37	100,000	130,053
DENTSPLY International 2.75% 8/15/16	55,000	55,344
Hospira
5.90% 6/15/14	300,000	323,986
6.05% 3/30/17	25,000	27,862
6.40% 5/15/15	15,000	16,467
Medtronic
2.625% 3/15/16	100,000	104,700
3.00% 3/15/15	100,000	106,001
3.125% 3/15/22	150,000	151,029
4.50% 3/15/42	100,000	102,007
5.55% 3/15/40	100,000	118,245
5.60% 3/15/19	200,000	237,320
St. Jude Medical 3.75% 7/15/14	200,000	211,888
Stryker
2.00% 9/30/16	45,000	46,177
3.00% 1/15/15	100,000	105,383
4.375% 1/15/20	100,000	109,598
Zimmer Holdings 5.75% 11/30/39	100,000	115,502
		4,648,411
Health Care Providers & Services – 0.32%
Aetna
6.00% 6/15/16	50,000	57,822
6.50% 9/15/18	200,000	246,596
6.625% 6/15/36	100,000	124,978
6.75% 12/15/37	100,000	127,592
AmerisourceBergen 4.875% 11/15/19	200,000	224,728
Cardinal Health
4.625% 12/15/20	100,000	110,396
5.80% 10/15/16	100,000	115,690
CIGNA
2.75% 11/15/16	100,000	101,357
4.00% 2/15/22	250,000	254,943
5.125% 6/15/20	195,000	215,165
5.875% 3/15/41	200,000	222,400
7.875% 5/15/27	25,000	31,266
Coventry Health Care
5.45% 6/15/21	80,000	87,732
6.30% 8/15/14	100,000	109,748
Express Scripts
3.125% 5/15/16	200,000	208,462
6.25% 6/15/14	100,000	109,991
Humana 7.20% 6/15/18	100,000	119,971
Laboratory Corporation of America Holdings 4.625% 11/15/20	150,000	159,887
Medco Health Solutions
7.125% 3/15/18	225,000	269,819
7.25% 8/15/13	50,000	53,651
Quest Diagnostics
3.20% 4/1/16	200,000	209,815
4.75% 1/30/20	60,000	65,550
5.75% 1/30/40	100,000	104,734
UnitedHealth Group
1.875% 11/15/16	500,000	505,263
4.625% 11/15/41	200,000	200,852
4.70% 2/15/21	100,000	112,372
6.00% 2/15/18	200,000	241,872
6.50% 6/15/37	150,000	185,307
6.625% 11/15/37	100,000	126,941
6.875% 2/15/38	100,000	131,661
WellPoint
4.35% 8/15/20	100,000	108,431
5.25% 1/15/16	100,000	112,174
5.80% 8/15/40	80,000	95,148
5.85% 1/15/36	125,000	145,087
5.875% 6/15/17	50,000	58,448
6.00% 2/15/14	100,000	108,911
6.375% 6/15/37	100,000	122,570
7.00% 2/15/19	100,000	124,340
		5,711,670
Hotels, Restaurants & Leisure – 0.11%
Darden Restaurants 6.80% 10/15/37	84,000	95,385
Hyatt Hotels 3.875% 8/15/16	100,000	104,320
International Game Technology 5.50% 6/15/20	100,000	106,482
Marriott International 6.375% 6/15/17	100,000	116,927
McDonald's
3.625% 5/20/21	100,000	107,916
4.875% 7/15/40	230,000	256,850
5.35% 3/1/18	200,000	239,660
5.80% 10/15/17	100,000	121,572
6.30% 3/1/38	50,000	66,790
Starbucks 6.25% 8/15/17	100,000	117,629
Wyndham Worldwide 4.25% 3/1/22	300,000	294,685
Yum Brands
3.75% 11/1/21	65,000	66,067
4.25% 9/15/15	50,000	54,284
5.30% 9/15/19	150,000	169,208
		1,917,775
Household Durables – 0.05%
Black & Decker 8.95% 4/15/14	100,000	114,729
Fortune Brands
5.375% 1/15/16	9,000	9,997
6.375% 6/15/14	200,000	220,061
MDC Holdings 5.625% 2/1/20	100,000	98,637
Newell Rubbermaid 4.70% 8/15/20	200,000	212,889
Snap-On 6.125% 9/1/21	50,000	59,065
Stanley Black & Decker 5.20% 9/1/40	100,000	106,195
Tupperware Brands 4.75% 6/1/21	100,000	101,907
		923,480
Household Products – 0.14%
Clorox
5.00% 1/15/15	100,000	108,834
5.95% 10/15/17	100,000	116,330
Energizer Holdings 4.70% 5/19/21	100,000	104,192
Kimberly-Clark
3.875% 3/1/21	45,000	48,631
6.125% 8/1/17	200,000	244,332
6.625% 8/1/37	100,000	137,229
7.50% 11/1/18	100,000	134,113
Procter & Gamble
0.70% 8/15/14	300,000	301,096
1.80% 11/15/15	250,000	258,154
2.30% 2/6/22	300,000	290,624
3.15% 9/1/15	100,000	107,532
4.70% 2/15/19	200,000	233,170
4.85% 12/15/15	50,000	57,242
5.50% 2/1/34	100,000	122,557
5.55% 3/5/37	200,000	250,882
		2,514,918
Independent Power Producers & Energy Traders – 0.06%
Constellation Energy Group
4.55% 6/15/15	25,000	27,020
7.60% 4/1/32	200,000	260,775
Exelon Generation 6.25% 10/1/39	100,000	117,431
Oglethorpe Power 5.95% 11/1/39	100,000	121,542
PSEG Power
2.50% 4/15/13	75,000	76,420
5.125% 4/15/20	60,000	65,705
5.50% 12/1/15	100,000	112,356
Transalta
4.75% 1/15/15	100,000	106,752
5.75% 12/15/13	100,000	106,479
		994,480
Industrial Conglomerates – 0.10%
3M
4.375% 8/15/13	225,000	237,047
5.70% 3/15/37	100,000	128,203
6.375% 2/15/28	25,000	32,274
General Electric 5.25% 12/6/17	400,000	463,161
Textron 6.20% 3/15/15	100,000	109,758
Tyco Electronics Group
3.50% 2/3/22	150,000	146,537
5.95% 1/15/14	100,000	106,958
6.55% 10/1/17	100,000	118,535
Tyco International Finance
3.375% 10/15/15	100,000	105,959
4.125% 10/15/14	100,000	107,002
4.625% 1/15/23	100,000	106,844
6.00% 11/15/13	50,000	53,939
8.50% 1/15/19	100,000	129,778
		1,845,995
Insurance – 0.85%
ACE INA Holdings
2.60% 11/23/15	150,000	156,136
5.70% 2/15/17	50,000	58,667
5.90% 6/15/19	125,000	149,797
Aegon 4.625% 12/1/15	100,000	106,082
AFLAC
3.45% 8/15/15	100,000	105,257
6.90% 12/17/39	130,000	153,053
8.50% 5/15/19	100,000	130,703
Allied World Assurance 7.50% 8/1/16	200,000	229,268
Allstate
5.00% 8/15/14	150,000	163,601
5.20% 1/15/42	200,000	210,042
5.55% 5/9/35	200,000	218,783
7.45% 5/16/19	100,000	125,599
Allstate Life Global Funding Trusts 5.375% 4/30/13	200,000	210,116
American Financial Group 9.875% 6/15/19	100,000	122,410
American International Group
3.80% 3/22/17	500,000	506,847
4.25% 5/15/13	70,000	71,617
4.25% 9/15/14	200,000	206,580
4.875% 9/15/16	100,000	105,882
5.05% 10/1/15	200,000	213,255
5.85% 1/16/18	300,000	327,057
6.25% 5/1/36	100,000	108,628
6.25% 3/15/37	100,000	90,500
6.40% 12/15/20	200,000	226,730
•8.175% 5/15/58	350,000	372,225
8.25% 8/15/18	234,000	281,612
AON
3.125% 5/27/16	100,000	103,859
3.50% 9/30/15	100,000	104,889
5.00% 9/30/20	100,000	110,447
Assurant 5.625% 2/15/14	100,000	105,180
AXA 8.60% 12/15/30	100,000	110,695
Axis Specialty Finance 5.875% 6/1/20	100,000	104,820
Berkley (W.R.) 7.375% 9/15/19	100,000	115,669
Berkshire Hathaway Finance
1.50% 1/10/14	100,000	101,609
1.90% 1/31/17	300,000	303,781
2.45% 12/15/15	200,000	208,710
3.40% 1/31/22	300,000	303,421
4.25% 1/15/21	100,000	108,193
4.60% 5/15/13	100,000	104,510
4.85% 1/15/15	200,000	221,812
5.40% 5/15/18	50,000	59,146
5.75% 1/15/40	100,000	117,434
Chubb
5.75% 5/15/18	100,000	121,176
6.00% 5/11/37	100,000	122,110
•6.375% 3/29/67	100,000	103,750
Cincinnati Financial 6.92% 5/15/28	100,000	111,863
CNA Financial
5.75% 8/15/21	30,000	32,027
7.35% 11/15/19	120,000	140,291
Delphi Financial Group 7.875% 1/31/20	25,000	29,263
Fidelity National Financial 6.60% 5/15/17	100,000	105,993
Genworth Financial
5.75% 6/15/14	100,000	104,018
6.515% 5/22/18	50,000	51,748
7.625% 9/24/21	100,000	103,621
7.70% 6/15/20	100,000	104,818
Hartford Financial Services Group
4.625% 7/15/13	100,000	103,943
5.50% 3/30/20	100,000	107,043
5.95% 10/15/36	250,000	241,618
6.10% 10/1/41	50,000	48,550
6.30% 3/15/18	100,000	110,136
6.625% 3/30/40	100,000	103,604
HCC Insurance Holdings 6.30% 11/15/19	50,000	55,192
Loews 6.00% 2/1/35	100,000	108,945
Manulife Financial 3.40% 9/17/15	100,000	103,022
Markel 7.125% 9/30/19	100,000	112,520
Marsh & McLennan
4.80% 7/15/21	100,000	109,479
5.75% 9/15/15	50,000	56,125
9.25% 4/15/19	100,000	131,947
MetLife
4.75% 2/8/21	200,000	219,777
5.00% 11/24/13	200,000	212,453
5.00% 6/15/15	100,000	110,682
5.70% 6/15/35	50,000	58,357
5.875% 2/6/41	100,000	120,098
6.375% 6/15/34	100,000	123,429
6.40% 12/15/36	100,000	98,500
6.50% 12/15/32	100,000	125,678
6.75% 6/1/16	200,000	237,833
10.75% 8/1/39	150,000	206,400
PartnerRe Finance 5.50% 6/1/20	100,000	103,695
Principal Financial Group 8.875% 5/15/19	100,000	127,826
Principal Life Income Funding Trusts 5.30% 4/24/13	150,000	156,737
Progressive 3.75% 8/23/21	100,000	106,659
Protective Life
7.375% 10/15/19	50,000	55,414
8.45% 10/15/39	25,000	29,029
Prudential Financial
3.875% 1/14/15	65,000	68,490
4.50% 7/15/13	100,000	103,397
5.10% 9/20/14	100,000	108,279
5.50% 3/15/16	200,000	223,238
5.70% 12/14/36	50,000	53,465
5.90% 3/17/36	250,000	270,601
6.625% 12/1/37	400,000	463,393
6.625% 6/21/40	200,000	234,674
7.375% 6/15/19	375,000	464,213
Reinsurance Group of America 6.45% 11/15/19	90,000	101,184
Swiss Re Solutions Holdings 7.00% 2/15/26	100,000	115,540
Torchmark
6.375% 6/15/16	100,000	111,221
9.25% 6/15/19	25,000	31,023
TransAtlantic Holdings 8.00% 11/30/39	100,000	111,781
Travelers
3.90% 11/1/20	100,000	107,597
5.90% 6/2/19	100,000	121,264
6.25% 6/15/37	100,000	123,286
6.75% 6/20/36	100,000	129,651
Unum Group 7.125% 9/30/16	200,000	228,562
Willis Group Holdings 4.125% 3/15/16	150,000	152,611
Willis North America 7.00% 9/29/19	100,000	115,856
XL Group
5.25% 9/15/14	100,000	105,991
5.75% 10/1/21	100,000	109,222
		15,204,530
Internet & Catalog Retail – 0.01%
Expedia 5.95% 8/15/20	100,000	103,159
		103,159
Internet Services – 0.03%
eBay
0.875% 10/15/13	35,000	35,225
1.625% 10/15/15	100,000	102,054
3.25% 10/15/20	100,000	101,874
Google
1.25% 5/19/14	200,000	203,410
3.625% 5/19/21	100,000	108,760
		551,323
IT Services – 0.05%
Computer Sciences 6.50% 3/15/18	150,000	162,749
Electronic Data Systems 7.45% 10/15/29	25,000	29,878
Fiserv
3.125% 6/15/16	100,000	102,285
4.625% 10/1/20	100,000	104,514
SAIC
4.45% 12/1/20	100,000	105,577
5.95% 12/1/40	100,000	106,577
Western Union
3.65% 8/22/18	100,000	107,068
5.253% 4/1/20	107,000	119,637
6.50% 2/26/14	100,000	109,297
		947,582
Leisure Equipment & Products – 0.01%
Hasbro 6.35% 3/15/40	65,000	70,695
Mattel 6.20% 10/1/40	100,000	110,199
		180,894
Life Sciences Tools & Services – 0.04%
Thermo Fisher Scientific
2.05% 2/21/14	30,000	30,782
3.20% 5/1/15	150,000	159,118
3.20% 3/1/16	140,000	149,292
4.50% 3/1/21	240,000	269,891
4.70% 5/1/20	100,000	112,162
		721,245
Machinery – 0.18%
Caterpillar
3.90% 5/27/21	150,000	164,716
5.20% 5/27/41	150,000	173,739
6.05% 8/15/36	50,000	63,501
7.90% 12/15/18	100,000	135,110
8.25% 12/15/38	100,000	152,879
Danaher
1.30% 6/23/14	60,000	60,987
2.30% 6/23/16	100,000	103,687
3.90% 6/23/21	100,000	109,560
5.625% 1/15/18	100,000	118,809
Deere
4.375% 10/16/19	350,000	397,815
5.375% 10/16/29	100,000	121,204
Dover
4.30% 3/1/21	100,000	112,230
4.875% 10/15/15	50,000	56,091
5.375% 3/1/41	100,000	117,355
6.60% 3/15/38	25,000	33,563
Eaton
5.95% 3/20/14	100,000	110,098
6.95% 3/20/19	50,000	62,171
Harsco 2.70% 10/15/15	100,000	102,464
Illinois Tool Works
#144A 3.375% 9/15/21	60,000	61,395
#144A 4.875% 9/15/41	100,000	108,282
6.25% 4/1/19	100,000	122,174
Ingersoll-Rand Global Holdings 9.50% 4/15/14	300,000	345,833
Joy Global 5.125% 10/15/21	80,000	86,789
Parker Hannifin 6.25% 5/15/38	50,000	62,747
Pentair 5.00% 5/15/21	200,000	209,794
#Xylem 144A 3.55% 9/20/16	100,000	103,349
		3,296,342
Media – 1.05%
AOL Time Warner 7.625% 4/15/31	325,000	417,268
CBS
7.875% 7/30/30	200,000	259,380
8.875% 5/15/19	200,000	263,132
Comcast
5.15% 3/1/20	300,000	345,718
5.70% 5/15/18	200,000	236,357
5.70% 7/1/19	200,000	235,289
5.90% 3/15/16	150,000	173,349
6.40% 3/1/40	200,000	246,842
6.45% 3/15/37	200,000	240,168
6.50% 1/15/15	200,000	228,359
6.50% 1/15/17	200,000	239,547
6.50% 11/15/35	200,000	241,041
6.95% 8/15/37	250,000	317,575
7.05% 3/15/33	300,000	368,194
Comcast Cable Communications 7.125% 6/15/13	200,000	215,082
COX Communications 5.45% 12/15/14	200,000	222,472
DIRECTV Holdings
3.125% 2/15/16	100,000	103,833
3.55% 3/15/15	295,000	311,748
#144A 3.80% 3/15/22	200,000	197,659
4.60% 2/15/21	300,000	316,680
5.00% 3/1/21	200,000	217,152
#144A 5.15% 3/15/42	150,000	146,677
5.20% 3/15/20	65,000	71,598
5.875% 10/1/19	40,000	45,807
6.00% 8/15/40	200,000	214,324
6.35% 3/15/40	50,000	55,507
6.375% 3/1/41	350,000	396,382
7.625% 5/15/16	107,000	112,181
Discovery Communications
3.70% 6/1/15	100,000	107,141
4.375% 6/15/21	100,000	107,698
5.625% 8/15/19	200,000	233,256
Disney (Walt)
1.35% 8/16/16	200,000	200,872
3.75% 6/1/21	200,000	215,367
4.125% 12/1/41	100,000	97,932
4.50% 12/15/13	300,000	320,237
6.00% 7/17/17	150,000	182,922
Grupo Televisa
6.625% 1/15/40	100,000	113,918
8.50% 3/11/32	200,000	268,192
Historic TW 6.625% 5/15/29	300,000	356,065
Interpublic Group 4.00% 3/15/22	70,000	68,684
McGraw-Hill 6.55% 11/15/37	100,000	106,896
NBCUniversal Media
3.65% 4/30/15	275,000	293,704
4.375% 4/1/21	200,000	214,629
5.15% 4/30/20	270,000	306,099
5.95% 4/1/41	200,000	231,022
6.40% 4/30/40	200,000	241,370
News America
4.50% 2/15/21	150,000	160,244
5.30% 12/15/14	125,000	138,373
5.65% 8/15/20	300,000	340,745
6.15% 3/1/37	30,000	33,646
6.15% 2/15/41	200,000	229,936
6.40% 12/15/35	300,000	341,208
6.65% 11/15/37	50,000	58,475
6.90% 8/15/39	100,000	118,909
8.15% 10/17/36	100,000	121,969
Omnicom Group
4.45% 8/15/20	35,000	37,726
6.25% 7/15/19	250,000	292,205
Reed Elsevier Capital 8.625% 1/15/19	100,000	126,249
Rogers Communications
6.80% 8/15/18	150,000	186,955
7.50% 8/15/38	25,000	33,563
Thomson Reuters
4.70% 10/15/19	100,000	109,805
5.95% 7/15/13	100,000	106,105
6.50% 7/15/18	150,000	185,680
Time Warner
3.15% 7/15/15	300,000	317,953
4.70% 1/15/21	100,000	109,451
4.875% 3/15/20	200,000	221,667
5.375% 10/15/41	250,000	262,831
5.875% 11/15/16	150,000	175,876
6.10% 7/15/40	100,000	112,314
6.25% 3/29/41	200,000	229,348
6.50% 11/15/36	100,000	116,417
7.70% 5/1/32	130,000	170,036
Time Warner Cable
3.50% 2/1/15	50,000	52,996
5.00% 2/1/20	145,000	160,364
5.50% 9/1/41	100,000	105,142
5.85% 5/1/17	200,000	233,644
5.875% 11/15/40	100,000	108,134
6.20% 7/1/13	50,000	53,346
6.55% 5/1/37	200,000	232,360
6.75% 7/1/18	300,000	366,509
6.75% 6/15/39	100,000	119,639
7.30% 7/1/38	150,000	189,772
7.50% 4/1/14	100,000	112,610
8.25% 2/14/14	100,000	113,267
8.25% 4/1/19	500,000	640,338
Time Warner Entertainment
8.375% 3/15/23	250,000	333,188
8.375% 7/15/33	200,000	267,933
Viacom
1.25% 2/27/15	100,000	99,969
3.50% 4/1/17	100,000	107,353
5.625% 9/15/19	400,000	463,155
6.875% 4/30/36	250,000	315,265
WPP Finance 8.00% 9/15/14	100,000	114,717
#WPP Finance 2010 144A 4.75% 11/21/21	100,000	104,776
		18,737,488
Metals & Mining – 0.69%
Alcoa
5.87% 2/23/22	150,000	156,586
5.95% 2/1/37	100,000	97,610
6.00% 7/15/13	300,000	318,345
6.15% 8/15/20	200,000	215,649
6.75% 7/15/18	100,000	114,137
Allegheny Technologies
5.95% 1/15/21	50,000	54,289
9.375% 6/1/19	100,000	126,437
AngloGold Ashanti Holdings
5.375% 4/15/20	25,000	25,775
6.50% 4/15/40	10,000	9,521
ArcelorMittal
3.75% 8/5/15	100,000	101,657
4.50% 2/25/17	100,000	100,402
5.375% 6/1/13	150,000	155,723
6.125% 6/1/18	50,000	52,603
6.25% 2/25/22	300,000	303,885
7.00% 10/15/39	300,000	287,389
9.00% 2/15/15	100,000	115,060
9.85% 6/1/19	550,000	662,684
Barrick Australian Finance 5.95% 10/15/39	100,000	110,629
Barrick Gold
1.75% 5/30/14	60,000	60,773
2.90% 5/30/16	100,000	104,437
6.95% 4/1/19	100,000	122,114
Barrick Gold Financeco 6.125% 9/15/13	200,000	214,590
Barrick North America Finance
4.40% 5/30/21	200,000	211,210
5.70% 5/30/41	100,000	107,487
7.50% 9/15/38	25,000	31,439
BHP Billiton Finance
1.125% 11/21/14	250,000	251,895
1.625% 2/24/17	350,000	348,657
1.875% 11/21/16	250,000	252,530
3.25% 11/21/21	250,000	252,825
4.80% 4/15/13	150,000	156,592
4.125% 2/24/42	150,000	141,553
5.25% 12/15/15	100,000	114,872
5.40% 3/29/17	100,000	117,162
5.50% 4/1/14	100,000	109,429
6.50% 4/1/19	150,000	186,279
Cliffs Natural Resources
4.80% 10/1/20	155,000	159,985
6.25% 10/1/40	100,000	106,556
Freeport-McMoRan Copper & Gold
1.40% 2/13/15	250,000	249,225
3.55% 3/1/22	300,000	288,719
Newmont Mining
3.50% 3/15/22	150,000	144,812
4.875% 3/15/42	150,000	140,092
5.125% 10/1/19	180,000	202,243
6.25% 10/1/39	100,000	111,515
Nucor
4.125% 9/15/22	100,000	108,965
5.75% 12/1/17	50,000	59,843
5.85% 6/1/18	100,000	119,974
Rio Tinto Alcan 6.125% 12/15/33	150,000	176,194
Rio Tinto Finance
2.50% 5/20/16	100,000	103,746
3.50% 3/22/22	250,000	250,982
3.75% 9/20/21	150,000	155,162
4.125% 5/20/21	200,000	211,403
5.20% 11/2/40	100,000	106,052
6.50% 7/15/18	250,000	308,482
7.125% 7/15/28	75,000	97,155
8.95% 5/1/14	390,000	452,340
9.00% 5/1/19	100,000	135,301
Southern Copper
5.375% 4/16/20	125,000	137,796
6.75% 4/16/40	110,000	119,972
Teck Resources
4.50% 1/15/21	100,000	105,157
4.75% 1/15/22	104,000	110,317
5.20% 3/1/42	250,000	238,055
6.00% 8/15/40	100,000	105,673
6.25% 7/15/41	201,000	218,819
Vale Overseas
4.375% 1/11/22	100,000	100,945
4.625% 9/15/20	100,000	105,688
5.625% 9/15/19	300,000	336,757
6.25% 1/11/16	100,000	113,936
6.25% 1/23/17	250,000	289,357
6.875% 11/21/36	350,000	407,693
6.875% 11/10/39	170,000	199,430
WMC Finance USA 5.125% 5/15/13	100,000	105,127
Xstrata Canada 5.375% 6/1/15	100,000	109,214
		12,284,907
Multi-Utilities – 0.18%
Alliant Energy 4.00% 10/15/14	50,000	52,896
American Water Capital 6.085% 10/15/17	100,000	116,460
Avista 5.125% 4/1/22	30,000	34,925
CenterPoint Energy 5.95% 2/1/17	100,000	113,651
Dominion Resources
4.45% 3/15/21	100,000	110,534
4.90% 8/1/41	60,000	63,197
5.15% 7/15/15	150,000	168,893
5.20% 8/15/19	80,000	91,873
5.95% 6/15/35	25,000	29,909
6.40% 6/15/18	76,000	93,175
8.875% 1/15/19	100,000	134,388
DTE Energy
6.35% 6/1/16	50,000	57,669
7.625% 5/15/14	100,000	112,577
KeySpan 8.00% 11/15/30	25,000	33,217
NiSource Finance
5.40% 7/15/14	150,000	163,194
5.45% 9/15/20	125,000	138,419
6.125% 3/1/22	100,000	116,411
6.40% 3/15/18	100,000	117,280
NSTAR 4.50% 11/15/19	110,000	120,425
Puget Sound Energy
5.638% 4/15/41	80,000	95,877
5.764% 7/15/40	50,000	59,888
5.795% 3/15/40	100,000	120,152
SCANA 6.25% 4/1/20	100,000	114,210
Sempra Energy
2.00% 3/15/14	100,000	102,113
6.00% 10/15/39	125,000	150,653
6.15% 6/15/18	25,000	29,864
6.50% 6/1/16	230,000	272,132
United Utilities 5.375% 2/1/19	100,000	106,033
Veolia Environnement 5.25% 6/3/13	100,000	104,246
Xcel Energy
4.70% 5/15/20	100,000	112,213
6.50% 7/1/36	100,000	127,270
		3,263,744
Multiline Retail – 0.15%
Kohl's
6.00% 1/15/33	100,000	108,110
6.25% 12/15/17	50,000	59,613
Macy's Retail Holdings
5.125% 1/15/42	100,000	98,594
5.75% 7/15/14	90,000	98,706
5.90% 12/1/16	150,000	172,311
6.70% 7/15/34	150,000	168,817
6.90% 4/1/29	150,000	175,405
Nordstrom
4.75% 5/1/20	100,000	112,138
6.75% 6/1/14	100,000	112,698
7.00% 1/15/38	100,000	134,189
Target
2.90% 1/15/22	300,000	297,138
3.875% 7/15/20	100,000	109,495
5.875% 7/15/16	100,000	118,176
6.00% 1/15/18	250,000	305,133
6.50% 10/15/37	200,000	259,691
7.00% 1/15/38	250,000	337,785
		2,667,999
Office Electronics – 0.06%
Xerox
2.95% 3/15/17	250,000	252,909
4.25% 2/15/15	100,000	106,285
4.50% 5/15/21	95,000	97,913
6.35% 5/15/18	150,000	174,262
6.40% 3/15/16	100,000	114,098
8.25% 5/15/14	225,000	254,192
		999,659
Oil, Gas & Consumable Fuels – 2.07%
Anadarko Petroleum
5.95% 9/15/16	100,000	115,404
6.20% 3/15/40	100,000	113,711
6.375% 9/15/17	300,000	356,884
6.45% 9/15/36	150,000	174,210
7.625% 3/15/14	100,000	111,560
7.95% 6/15/39	200,000	268,065
8.70% 3/15/19	100,000	131,509
Apache
5.10% 9/1/40	200,000	219,194
5.25% 4/15/13	25,000	26,213
5.25% 2/1/42	100,000	112,276
5.625% 1/15/17	200,000	235,418
6.00% 9/15/13	100,000	107,780
6.00% 1/15/37	50,000	61,147
Boardwalk Pipelines 5.75% 9/15/19	100,000	108,868
Buckeye Partners
4.875% 2/1/21	260,000	271,003
5.50% 8/15/19	50,000	53,937
Burlington Resources Finance 7.20% 8/15/31	100,000	133,116
Canadian Natural Resources
1.45% 11/14/14	300,000	304,225
5.85% 2/1/35	200,000	229,888
5.90% 2/1/18	100,000	118,935
6.25% 3/15/38	150,000	183,919
Cenovus Energy
4.50% 9/15/14	100,000	108,053
5.70% 10/15/19	100,000	119,319
6.75% 11/15/39	200,000	259,014
Chevron
3.95% 3/3/14	200,000	213,114
4.95% 3/3/19	100,000	118,300
ConocoPhillips
4.60% 1/15/15	300,000	331,012
4.75% 2/1/14	200,000	214,839
5.75% 2/1/19	200,000	243,726
5.90% 5/15/38	150,000	186,938
6.00% 1/15/20	200,000	248,200
6.50% 2/1/39	280,000	373,221
ConocoPhillips Canada Funding I
5.625% 10/15/16	100,000	117,776
5.95% 10/15/36	100,000	120,932
ConocoPhillips Holdings 6.95% 4/15/29	200,000	269,431
DCP Midstream Operating 4.95% 4/1/22	100,000	100,440
Devon Energy
4.00% 7/15/21	100,000	106,854
5.60% 7/15/41	200,000	225,891
5.625% 1/15/14	100,000	108,600
6.30% 1/15/19	100,000	122,213
7.95% 4/15/32	100,000	140,928
Devon Financing 7.875% 9/30/31	25,000	34,590
Duke Capital 5.668% 8/15/14	200,000	216,836
Ecopetrol 7.625% 7/23/19	200,000	248,500
El Paso Natural Gas
5.95% 4/15/17	100,000	110,875
8.375% 6/15/32	100,000	122,789
Enbridge
5.60% 4/1/17	100,000	114,377
5.80% 6/15/14	100,000	109,219
Enbridge Energy Partners
5.20% 3/15/20	100,000	111,168
7.50% 4/15/38	300,000	386,605
9.875% 3/1/19	50,000	66,606
EnCana
5.90% 12/1/17	50,000	58,350
6.50% 2/1/38	100,000	107,227
6.625% 8/15/37	250,000	273,039
7.20% 11/1/31	50,000	56,616
EnCana Holdings Finance 5.80% 5/1/14	265,000	289,144
Energen 4.625% 9/1/21	100,000	99,860
Energy Transfer Partners
5.95% 2/1/15	300,000	329,505
6.70% 7/1/18	400,000	459,172
7.50% 7/1/38	200,000	227,820
ENSCO
3.25% 3/15/16	100,000	104,423
4.70% 3/15/21	350,000	378,302
Enterprise Products Operating
3.20% 2/1/16	100,000	105,314
4.05% 2/15/22	100,000	103,764
4.85% 8/15/42	200,000	191,773
5.20% 9/1/20	100,000	111,878
5.25% 1/31/20	100,000	111,858
5.70% 2/15/42	150,000	162,790
5.95% 2/1/41	100,000	111,809
6.125% 10/15/39	50,000	56,506
6.30% 9/15/17	100,000	118,026
6.50% 1/31/19	100,000	118,842
7.55% 4/15/38	100,000	128,557
9.75% 1/31/14	100,000	114,804
EOG Resources
2.95% 6/1/15	200,000	211,254
4.40% 6/1/20	150,000	165,744
5.625% 6/1/19	100,000	118,255
6.875% 10/1/18	25,000	31,014
EQT
4.875% 11/15/21	100,000	101,390
8.125% 6/1/19	75,000	87,755
Hess
5.60% 2/15/41	200,000	218,282
7.00% 2/15/14	100,000	110,612
7.125% 3/15/33	100,000	126,509
7.30% 8/15/31	250,000	319,031
Husky Energy
3.95% 4/15/22	150,000	151,320
5.90% 6/15/14	100,000	109,512
7.25% 12/15/19	125,000	154,356
Kerr-McKee 6.95% 7/1/24	100,000	121,036
Kinder Morgan Energy Partners
3.95% 9/1/22	100,000	99,216
5.00% 12/15/13	150,000	159,354
5.30% 9/15/20	250,000	275,110
5.625% 2/15/15	165,000	183,265
5.80% 3/15/35	150,000	155,462
5.95% 2/15/18	50,000	58,470
6.50% 9/1/39	100,000	111,500
6.55% 9/15/40	200,000	224,767
7.75% 3/15/32	200,000	243,361
Magellan Midstream Partners
4.25% 2/1/21	150,000	155,664
6.55% 7/15/19	50,000	59,219
Marathon Oil
5.90% 3/15/18	200,000	233,782
6.60% 10/1/37	100,000	120,162
Marathon Petroleum
3.50% 3/1/16	255,000	265,915
5.125% 3/1/21	135,000	147,096
6.50% 3/1/41	145,000	157,162
Nabors Industries
4.625% 9/15/21	150,000	156,796
9.25% 1/15/19	150,000	192,814
Nexen
6.20% 7/30/19	130,000	151,097
6.40% 5/15/37	50,000	55,153
7.50% 7/30/39	200,000	246,368
Noble Energy
4.15% 12/15/21	100,000	102,411
6.00% 3/1/41	135,000	150,226
8.25% 3/1/19	100,000	125,750
Noble Holding International
2.50% 3/15/17	100,000	100,941
3.45% 8/1/15	200,000	210,727
3.95% 3/15/22	100,000	100,130
6.20% 8/1/40	125,000	139,452
7.375% 3/15/14	50,000	55,490
Norsk Hydro 7.15% 1/15/29	25,000	33,568
NuStar Logistics 4.80% 9/1/20	100,000	101,776
Occidental Petroleum
2.50% 2/1/16	200,000	210,097
3.125% 2/15/22	150,000	151,643
4.10% 2/1/21	100,000	109,583
4.125% 6/1/16	150,000	167,439
ONEOK 6.00% 6/15/35	125,000	133,670
ONEOK Partners
6.125% 2/1/41	100,000	111,823
6.15% 10/1/16	50,000	57,715
6.65% 10/1/36	100,000	115,848
8.625% 3/1/19	100,000	129,119
Panhandle Eastern Pipeline 6.20% 11/1/17	50,000	57,062
Pemex Project Funding Master Trust 6.625% 6/15/35	250,000	287,500
Petrobras International Finance
2.875% 2/6/15	500,000	514,290
3.50% 2/6/17	600,000	616,480
3.875% 1/27/16	500,000	528,801
5.375% 1/27/21	200,000	216,348
5.75% 1/20/20	200,000	222,560
5.875% 3/1/18	200,000	225,331
6.875% 1/20/40	200,000	236,974
7.875% 3/15/19	400,000	495,521
Petro-Canada
5.95% 5/15/35	200,000	231,343
6.80% 5/15/38	100,000	128,026
9.25% 10/15/21	50,000	69,028
Petrohawk Energy 6.25% 6/1/19	100,000	113,750
Petroleos Mexicanos
4.875% 3/15/15	300,000	326,250
5.50% 1/21/21	150,000	166,125
6.00% 3/5/20	260,000	297,310
6.50% 6/2/41	150,000	169,500
#144A 6.50% 6/2/41	500,000	564,999
8.00% 5/3/19	300,000	381,000
#Phillips 66 144A
2.95% 5/1/17	450,000	457,918
5.875% 5/1/42	250,000	257,018
Plains All American Pipeline
3.65% 6/1/22	200,000	196,759
3.95% 9/15/15	200,000	214,649
6.65% 1/15/37	125,000	146,615
8.75% 5/1/19	150,000	195,645
Shell International Finance
3.10% 6/28/15	100,000	107,124
3.25% 9/22/15	200,000	215,714
4.00% 3/21/14	600,000	640,462
4.30% 9/22/19	200,000	227,107
4.375% 3/25/20	75,000	85,968
5.50% 3/25/40	100,000	122,257
6.375% 12/15/38	200,000	265,577
Southern Natural Gas
#144A 5.90% 4/1/17	25,000	28,436
8.00% 3/1/32	100,000	124,317
#Southwestern Energy 144A 4.10% 3/15/22	200,000	198,652
Spectra Energy Capital
2.95% 6/15/16	100,000	102,799
5.65% 3/1/20	100,000	112,509
7.50% 9/15/38	50,000	63,123
Statoil
2.90% 10/15/14	200,000	210,795
3.15% 1/23/22	200,000	202,135
3.875% 4/15/14	250,000	266,253
5.10% 8/17/40	200,000	224,723
5.25% 4/15/19	250,000	293,491
Suncor Energy
6.10% 6/1/18	300,000	360,954
6.50% 6/15/38	150,000	187,307
6.85% 6/1/39	100,000	129,497
7.15% 2/1/32	25,000	31,827
Sunoco Logistics Partners Operations 6.85% 2/15/40	100,000	114,902
Talisman Energy
3.75% 2/1/21	500,000	492,478
7.75% 6/1/19	125,000	153,194
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	180,049
Tosco 8.125% 2/15/30	100,000	142,337
Total Capital
2.30% 3/15/16	100,000	101,220
3.00% 6/24/15	100,000	103,895
3.125% 10/2/15	100,000	104,638
4.125% 1/28/21	100,000	106,555
4.45% 6/24/20	100,000	108,420
Total Capital Canada 1.625% 1/28/14	220,000	221,069
Total Capital International 2.875% 2/17/22	200,000	192,182
TransCanada PipeLines
3.40% 6/1/15	200,000	214,103
3.80% 10/1/20	100,000	107,409
4.875% 1/15/15	50,000	55,037
6.10% 6/1/40	100,000	124,684
6.50% 8/15/18	200,000	247,095
7.25% 8/15/38	100,000	137,963
7.625% 1/15/39	250,000	354,924
Valero Energy
4.50% 2/1/15	45,000	48,355
4.75% 6/15/13	25,000	25,956
6.125% 2/1/20	65,000	74,796
6.625% 6/15/37	150,000	163,781
7.50% 4/15/32	100,000	116,727
9.375% 3/15/19	200,000	262,320
Williams 8.75% 3/15/32	109,000	144,082
Williams Partners
3.80% 2/15/15	200,000	212,665
4.00% 11/15/21	100,000	101,249
5.25% 3/15/20	200,000	220,839
6.30% 4/15/40	170,000	198,324
XTO Energy
5.75% 12/15/13	100,000	108,144
6.50% 12/15/18	100,000	127,517
		36,876,956
Paper & Forest Products – 0.09%
Celulosa Arauco Y Constitucion
5.00% 1/21/21	100,000	104,698
5.625% 4/20/15	100,000	108,148
Domtar 4.40% 4/1/22	100,000	99,016
Georgia-Pacific 8.00% 1/15/24	250,000	318,896
International Paper
4.75% 2/15/22	100,000	105,585
6.00% 11/15/41	35,000	38,128
7.30% 11/15/39	100,000	122,147
7.50% 8/15/21	80,000	101,019
7.95% 6/15/18	300,000	377,450
9.375% 5/15/19	100,000	132,307
Plum Creek Timberlands 4.70% 3/15/21	100,000	101,288
		1,608,682
Personal Products – 0.03%
Avon Products
5.625% 3/1/14	100,000	107,136
6.50% 3/1/19	100,000	113,068
Colgate-Palmolive
1.30% 1/15/17	200,000	200,398
4.20% 5/15/13	100,000	104,215
		524,817
Pharmaceuticals – 0.72%
Abbott Laboratories
5.125% 4/1/19	200,000	236,255
5.30% 5/27/40	100,000	116,083
5.60% 11/30/17	100,000	121,080
5.875% 5/15/16	500,000	588,763
6.00% 4/1/39	100,000	125,352
6.15% 11/30/37	100,000	127,691
Allergan 5.75% 4/1/16	100,000	116,209
AstraZeneca
5.90% 9/15/17	350,000	419,985
6.45% 9/15/37	250,000	327,158
Bristol-Myers Squibb
5.45% 5/1/18	150,000	180,347
5.875% 11/15/36	45,000	55,949
6.125% 5/1/38	103,000	132,141
GlaxoSmithKline Capital
4.85% 5/15/13	300,000	314,984
5.375% 4/15/34	100,000	113,388
5.65% 5/15/18	350,000	423,234
6.375% 5/15/38	300,000	397,775
Johnson & Johnson
2.15% 5/15/16	400,000	416,895
2.95% 9/1/20	100,000	104,607
4.50% 9/1/40	200,000	216,236
5.15% 7/15/18	250,000	302,043
5.85% 7/15/38	100,000	129,754
Lilly (Eli)
4.20% 3/6/14	100,000	106,665
5.20% 3/15/17	140,000	164,266
5.50% 3/15/27	100,000	119,972
5.95% 11/15/37	100,000	125,317
McKesson
4.75% 3/1/21	300,000	339,689
6.50% 2/15/14	100,000	110,026
Mead Johnson Nutrition
3.50% 11/1/14	100,000	104,307
4.90% 11/1/19	100,000	112,117
5.90% 11/1/39	50,000	58,205
Merck
2.25% 1/15/16	100,000	103,880
3.875% 1/15/21	100,000	110,006
4.00% 6/30/15	200,000	219,806
4.75% 3/1/15	150,000	166,856
5.00% 6/30/19	100,000	117,716
5.85% 6/30/39	100,000	128,780
6.40% 3/1/28	50,000	64,103
Novartis Capital
1.90% 4/24/13	300,000	304,727
2.90% 4/24/15	200,000	213,272
4.125% 2/10/14	100,000	106,565
4.40% 4/24/20	100,000	113,604
Novartis Securities Investment 5.125% 2/10/19	400,000	469,205
Pfizer
4.50% 2/15/14	50,000	53,727
5.35% 3/15/15	200,000	226,259
6.20% 3/15/19	400,000	501,291
7.20% 3/15/39	300,000	435,026
Sanofi-Aventis
1.625% 3/28/14	100,000	102,032
2.625% 3/29/16	150,000	157,209
4.00% 3/29/21	200,000	218,236
Schering-Plough
6.00% 9/15/17	50,000	61,735
6.55% 9/15/37	200,000	274,285
6.75% 12/1/33	200,000	270,275
Teva Pharmaceutical Finance
1.70% 11/10/14	250,000	254,074
3.65% 11/10/21	250,000	253,580
5.55% 2/1/16	100,000	113,414
6.15% 2/1/36	100,000	120,351
Watson Pharmaceuticals
5.00% 8/15/14	40,000	42,849
6.125% 8/15/19	45,000	50,608
Wyeth
5.50% 2/1/14	100,000	108,820
5.50% 2/15/16	650,000	751,292
5.95% 4/1/37	200,000	254,279
6.00% 2/15/36	100,000	125,762
6.50% 2/1/34	100,000	131,483
		12,831,600
Professional Services – 0.00%
Dun & Bradstreet 2.875% 11/15/15	55,000	56,706
		56,706
Real Estate Investment Trusts – 0.37%
AMB Property 4.50% 8/15/17	100,000	103,134
AvalonBay Communities 6.10% 3/15/20	100,000	117,271
BioMed Realty 3.85% 4/15/16	100,000	103,407
Boston Properties
3.70% 11/15/18	100,000	103,579
4.125% 5/15/21	250,000	257,601
5.00% 6/1/15	100,000	109,679
5.875% 10/15/19	100,000	114,796
Camden Property Trust 4.625% 6/15/21	100,000	102,973
CommonWealth REIT 5.75% 11/1/15	100,000	104,547
Digital Realty Trust
4.50% 7/15/15	100,000	105,062
5.25% 3/15/21	100,000	103,291
Duke Realty
6.75% 3/15/20	50,000	58,564
7.375% 2/15/15	100,000	112,411
Equity One 6.25% 12/15/14	50,000	53,864
ERP Operating
4.75% 7/15/20	100,000	106,963
5.125% 3/15/16	100,000	109,661
5.20% 4/1/13	100,000	103,374
HCP
2.70% 2/1/14	60,000	60,864
3.75% 2/1/16	55,000	56,766
3.75% 2/1/19	100,000	99,560
5.375% 2/1/21	200,000	215,897
5.65% 12/15/13	250,000	265,348
Health Care REIT
3.625% 3/15/16	100,000	101,574
5.25% 1/15/22	100,000	104,801
6.125% 4/15/20	135,000	149,234
6.20% 6/1/16	50,000	55,064
Healthcare Realty Trust
5.75% 1/15/21	200,000	205,064
6.50% 1/17/17	100,000	109,748
Hospitality Properties Trust
5.625% 3/15/17	100,000	106,777
7.875% 8/15/14	100,000	109,729
Kilroy Realty 4.80% 7/15/18	100,000	104,041
Kimco Realty 6.875% 10/1/19	150,000	175,635
Liberty Property
5.50% 12/15/16	100,000	110,195
6.625% 10/1/17	50,000	57,888
Mack-Cali Realty 7.75% 8/15/19	100,000	120,918
National Retail Properties 5.50% 7/15/21	100,000	104,311
ProLogis
6.25% 3/15/17	50,000	55,128
6.625% 5/15/18	100,000	113,979
6.875% 3/15/20	11,000	12,655
7.625% 8/15/14	50,000	55,657
Realty Income
5.75% 1/15/21	100,000	108,455
5.875% 3/15/35	50,000	50,994
Regency Centers 4.80% 4/15/21	100,000	103,383
Senior Housing Properties Trust 4.30% 1/15/16	100,000	100,005
Simon Property Group
3.375% 3/15/22	150,000	144,963
4.20% 2/1/15	180,000	192,816
5.25% 12/1/16	200,000	226,417
5.65% 2/1/20	100,000	114,652
6.75% 2/1/40	300,000	370,117
10.35% 4/1/19	200,000	275,864
UDR
4.25% 6/1/18	100,000	107,111
4.625% 1/10/22	100,000	102,569
Ventas Realty 4.75% 6/1/21	100,000	101,083
Vornado Realty 4.25% 4/1/15	100,000	104,923
		6,524,362
Road & Rail – 0.30%
Burlington Northern Santa Fe
3.45% 9/15/21	200,000	203,591
4.40% 3/15/42	100,000	94,922
4.95% 9/15/41	100,000	102,362
5.05% 3/1/41	100,000	104,718
5.65% 5/1/17	150,000	174,742
5.75% 3/15/18	200,000	237,815
6.15% 5/1/37	100,000	120,088
7.95% 8/15/30	100,000	136,529
Canadian National Railway
5.55% 3/1/19	200,000	239,698
5.85% 11/15/17	150,000	178,787
6.20% 6/1/36	100,000	127,167
6.25% 8/1/34	100,000	125,827
Canadian Pacific Railway
7.125% 10/15/31	150,000	175,611
7.25% 5/15/19	65,000	78,531
Con-way 7.25% 1/15/18	100,000	114,469
CSX
3.70% 10/30/20	100,000	103,395
4.40% 3/1/43	200,000	188,152
6.15% 5/1/37	120,000	139,822
6.22% 4/30/40	100,000	119,184
6.25% 4/1/15	275,000	317,174
7.375% 2/1/19	100,000	125,808
Norfolk Southern
3.00% 4/1/22	118,000	116,261
3.25% 12/1/21	100,000	100,865
#144A 4.837% 10/1/41	111,000	114,894
5.90% 6/15/19	100,000	119,766
6.00% 5/23/111	100,000	112,327
7.70% 5/15/17	240,000	302,883
7.80% 5/15/27	100,000	138,694
Ryder System
2.50% 3/1/17	200,000	201,387
3.15% 3/2/15	115,000	119,280
5.85% 11/1/16	100,000	113,945
Union Pacific
4.00% 2/1/21	65,000	69,056
4.163% 7/15/22	190,000	205,710
4.75% 9/15/41	200,000	204,833
6.125% 2/15/20	200,000	244,693
6.15% 5/1/37	25,000	30,022
		5,403,008
Semiconductors & Semiconductor Equipment – 0.08%
Analog Devices
3.00% 4/15/16	100,000	105,415
5.00% 7/1/14	50,000	54,594
Applied Materials 5.85% 6/15/41	100,000	115,383
Intel
1.95% 10/1/16	200,000	206,212
3.30% 10/1/21	254,000	262,953
4.80% 10/1/41	172,000	183,956
KLA-Tencor 6.90% 5/1/18	100,000	119,382
Maxim Integrated Products 3.45% 6/14/13	100,000	102,716
National Semiconductor 3.95% 4/15/15	100,000	108,844
Texas Instruments
0.875% 5/15/13	150,000	150,753
2.375% 5/16/16	100,000	104,512
		1,514,720
Software – 0.22%
Adobe Systems
3.25% 2/1/15	100,000	105,731
4.75% 2/1/20	85,000	92,560
BMC Software 4.25% 2/15/22	60,000	60,271
CA 5.375% 12/1/19	100,000	109,174
Intuit 5.75% 3/15/17	100,000	114,798
Microsoft
1.625% 9/25/15	300,000	309,186
2.95% 6/1/14	315,000	332,223
4.20% 6/1/19	200,000	228,160
4.50% 10/1/40	100,000	107,424
5.20% 6/1/39	200,000	238,852
5.30% 2/8/41	100,000	121,188
Oracle
3.75% 7/8/14	200,000	214,112
3.875% 7/15/20	100,000	110,279
4.95% 4/15/13	200,000	209,495
5.00% 7/8/19	100,000	116,843
5.25% 1/15/16	200,000	229,711
5.375% 7/15/40	300,000	348,223
5.75% 4/15/18	225,000	273,893
6.125% 7/8/39	150,000	186,735
6.50% 4/15/38	200,000	260,311
Symantec 4.20% 9/15/20	100,000	102,190
		3,871,359
Specialty Retail – 0.19%
Advance Auto Parts 4.50% 1/15/22	100,000	103,025
AutoZone
4.00% 11/15/20	75,000	77,919
5.75% 1/15/15	200,000	221,723
Best Buy 5.50% 3/15/21	100,000	97,973
Gap 5.95% 4/12/21	150,000	151,634
Home Depot
4.40% 4/1/21	100,000	112,277
5.25% 12/16/13	200,000	216,049
5.40% 3/1/16	250,000	288,757
5.40% 9/15/40	100,000	113,518
5.875% 12/16/36	350,000	420,816
5.95% 4/1/41	100,000	123,203
Lowe's
4.625% 4/15/20	150,000	166,454
5.40% 10/15/16	200,000	233,114
5.80% 10/15/36	200,000	234,484
5.80% 4/15/40	20,000	23,415
6.65% 9/15/37	100,000	129,333
O'Reilly Automotive 4.875% 1/14/21	45,000	48,180
Sherwin-Williams 3.125% 12/15/14	100,000	105,907
Staples 9.75% 1/15/14	200,000	227,337
TJX
4.20% 8/15/15	50,000	54,617
6.95% 4/15/19	55,000	68,115
VF 6.00% 10/15/33	150,000	173,594
		3,391,444
Thrift & Mortgage Finance – 0.01%
Santander Holdings USA 4.625% 4/19/16	100,000	101,426
		101,426
Tobacco – 0.23%
Altria Group
4.125% 9/11/15	100,000	109,177
4.75% 5/5/21	100,000	107,693
8.50% 11/10/13	100,000	111,783
9.25% 8/6/19	300,000	403,990
9.70% 11/10/18	350,000	476,205
9.95% 11/10/38	100,000	152,565
10.20% 2/6/39	300,000	466,531
Lorillard Tobacco
3.50% 8/4/16	45,000	46,898
8.125% 6/23/19	100,000	124,336
8.125% 5/1/40	100,000	121,171
Philip Morris International
2.90% 11/15/21	250,000	247,035
4.375% 11/15/41	200,000	195,347
4.50% 3/26/20	100,000	112,284
4.50% 3/20/42	100,000	99,056
4.875% 5/16/13	300,000	314,724
5.65% 5/16/18	300,000	358,032
6.375% 5/16/38	150,000	187,085
Reynolds American
7.25% 6/1/13	50,000	53,286
7.625% 6/1/16	295,000	354,384
		4,041,582
Trading Companies & Distributors – 0.01%
GATX 8.75% 5/15/14	100,000	113,893
		113,893
Wireless Telecommunication Services – 0.31%
Alltel 7.875% 7/1/32	100,000	143,366
America Movil
2.375% 9/8/16	200,000	203,465
3.625% 3/30/15	200,000	212,437
5.00% 3/30/20	200,000	223,399
5.50% 3/1/14	400,000	432,733
6.125% 11/15/37	150,000	174,686
6.375% 3/1/35	25,000	29,742
American Tower
4.625% 4/1/15	250,000	266,480
4.70% 3/15/22	100,000	101,003
5.05% 9/1/20	100,000	103,506
5.90% 11/1/21	65,000	71,784
AT&T Wireless 8.75% 3/1/31	300,000	435,685
Bellsouth Capital Funding 7.875% 2/15/30	100,000	128,563
Cellco Partnership
5.55% 2/1/14	500,000	541,003
8.50% 11/15/18	300,000	412,460
Rogers Wireless 6.375% 3/1/14	300,000	330,564
Vodafone Group
4.15% 6/10/14	100,000	107,026
5.00% 12/16/13	150,000	160,475
5.00% 9/15/15	300,000	336,964
5.45% 6/10/19	200,000	236,216
5.625% 2/27/17	300,000	351,296
6.15% 2/27/37	400,000	485,369
		5,488,222
Total Corporate Bonds (cost $354,843,796)		379,283,924
Municipal Bonds– 0.90%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	56,844
7.834% 2/15/41	55,000	73,410
8.084% 2/15/50	100,000	138,180
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	261,818
Series S1 6.793% 4/1/30		100,000
122,455
Series S1 6.918% 4/1/40		100,000
130,415
Series S1 7.043% 4/1/50	100,000	133,228
California State
3.95% 11/1/15	100,000	107,627
4.85% 10/1/14	100,000	108,240
6.20% 10/1/19	100,000	116,940
7.30% 10/1/39	100,000	125,309
California State Taxable Build America Bonds
5.75% 3/1/17	100,000	114,972
6.65% 3/1/22	200,000	240,164
7.60% 11/1/40	80,000	104,907
7.625% 3/1/40	85,000	110,794
7.95% 3/1/36	100,000	116,021
California State Various Purposes
5.95% 4/1/16	35,000	40,250
7.50% 4/1/34	325,000	413,218
7.55% 4/1/39	600,000	779,087
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax
Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	61,194
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	113,657
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	119,694
Series B 6.899%12/1/40	40,000	47,878
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	111,880
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	56,037
Series C 6.82% 7/1/45	75,000	99,026
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	120,459
Commonwealth of Massachusetts Taxable Build America Bonds Series E 4.20% 12/1/21	100,000	111,952
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	120,421
Series D 5.09% 10/1/30	200,000	220,214
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	255,492
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	121,205
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	108,509
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	124,638
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	116,024
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds
5.72% 12/1/38	150,000	186,293
Illinois State
4.961% 3/1/16	100,000	106,912
5.665% 3/1/18	250,000	272,938
Illinois State Taxable
4.071% 1/1/14	100,000	103,822
4.421% 1/1/15	100,000	105,056
Illinois State Taxable Pension
4.35% 6/1/18	500,000	517,889
4.95% 6/1/23	100,000	101,746
5.10% 6/1/33	1,000,000	943,659
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	116,706
Los Angeles, California Community College District
6.60% 8/1/42	100,000	128,379
6.75% 8/1/49	100,000	130,008
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	124,570
7.618% 8/1/40	100,000	128,857
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582%5/15/39	25,000	30,784
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	30,115
Los Angeles, California Unified School District Taxable Build America Bonds 6.758%7/1/34	315,000	405,087
Massachusetts State 4.91% 5/1/29	100,000	113,712
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	80,308
Metropolitan Government of Nashville & Davidson County Convention Center Authority
Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	59,018
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	113,451
6.668% 11/15/39	130,000	162,976
Series E 6.814% 11/15/40	100,000	127,277
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	115,439
Municipal Electric Authority, Georgia Taxable Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.637% 4/1/57	150,000	166,974

7.055% 4/1/57	100,000	104,650
^New Jersey Economic Development Authority Series B 5.829% 2/15/22 (AGM)	200,000	124,784
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40		100,000
129,148
Series C 5.754% 12/15/28		100,000
113,805
Series C 6.104% 12/15/28	200,000	225,008
New Jersey State Turnpike Revenue Authority Taxable Build America Bonds
Series A 7.102% 1/1/41		350,000
479,163
Series F 7.414% 1/1/40		90,000
127,364
New York City, New York
5.517% 10/1/37	85,000	99,021
Taxable Build America Bonds Series F1 6.271% 12/1/37	100,000	127,760
Taxable Series A2 5.206% 10/1/31	100,000	111,468
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42
		65,000
	80,820
5.75% 6/15/41	100,000	124,364
5.79% 6/15/41	200,000	219,232
5.952% 6/15/42	100,000	128,029
6.011% 6/15/42	35,000	45,128
New York City, New York Transitional Finance Authority
5.508% 8/1/37	200,000	235,068
Taxable Build America Bonds 5.572% 11/1/38		65,000
77,256
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	117,077
5.60% 3/15/40	100,000	118,190
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	58,950
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	112,547
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	93,038
Pennsylvania State Public School Building Authority Revenue Qualified School
Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	110,790
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	109,451
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.511% 12/1/45	150,000	167,952
5.561% 12/1/49	200,000	223,760
6.105% 12/1/39	100,000	121,215
Port Authority of New York & New Jersey Taxable 5.647% 11/1/40	100,000	118,067
Port of Seattle, Washington Taxable Series B1 7.00% 5/1/36	100,000	117,248
Puerto Rico Commonwealth Government Development Bank Taxable (Senior Notes) Series A 4.375% 2/1/19	200,000	201,492
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds
5.665% 5/1/40	155,000	187,110
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	68,489
San Antonio, Texas Electric & Gas Taxable Build America Bonds 5.985% 2/1/39	50,000	64,045
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	127,362
San Diego County, California Water Authority Financing Agency Revenue Taxable Build
America Bonds Series B 6.138% 5/1/49	100,000	126,691
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40		100,000
118,874
Series B 6.00% 11/1/40	100,000	119,543
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	233,540
University of California Taxable Series AD 4.858% 5/15/112	250,000	244,885
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	118,767
University of Missouri Taxable Build America Bonds (Curators University) 5.792% 11/1/41	100,000	128,925
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	102,511
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	67,696
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	105,663
Series D 4.554% 7/1/24	60,000	68,584
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	116,077
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	60,334
Series F 5.09% 8/1/33	100,000	115,424
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000
60,135
Total Municipal Bonds (Cost $13,794,085)		16,030,635
Non-Agency Asset-Backed Securities– 0.24%
Ally Auto Receivables Trust
Series 2010-2 A4 2.09% 5/15/15	750,000	767,351
Series 2010-4 A4 1.35% 12/15/15	35,000	35,429
AmeriCredit Automobile Receivables Trust Series 2010-3 B 2.04% 9/8/15	200,000	201,636
Capital One Multi-Asset Execution Trust
Series 2006-A3 A3 5.05% 12/17/18	100,000	114,203
Series 2007-A7 A7 5.75% 7/15/20	300,000	356,766
CenterPoint Energy Transition Bond Series 2009-1 A2 3.46% 8/15/19	100,000	108,466
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	27,707
Series 2005-A2 A2 4.85% 3/10/17	800,000	891,833
Series 2005-A9 A9 5.10% 11/20/17	200,000	228,873
Series 2006-A3 A3 5.30% 3/15/18	250,000	289,063
Series 2008-A1 A1 5.35% 2/7/20	150,000	178,016
Series 2008-A5 A5 4.85% 4/22/15	250,000	261,383
Series 2009-A4 A4 4.90% 6/23/16	200,000	218,428
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	250,000	298,231
Ford Credit Auto Owner Trust Series 2011-A A4 1.65% 5/15/16	275,000	279,757
Honda Auto Receivables Owner Trust Series 2010-3 A3 0.70% 4/21/14	63,563	63,616

Total Non-Agency Asset-Backed Securities (cost $4,142,995)		4,320,758
∆Regional Bonds– 0.43%
Canada – 0.43%
British Columbia Province
2.10% 5/18/16	200,000	208,730
2.85% 6/15/15	100,000	106,472
6.50% 1/15/26	100,000	138,054
7.25% 9/1/36	100,000	153,320
Manitoba Province
1.30% 4/3/17	250,000	248,472
1.375% 4/28/14	100,000	101,635
2.125% 4/22/13	100,000	101,789
4.90% 12/6/16	150,000	172,703
New Brunswick Province 2.75% 6/15/18	200,000	210,728
Nova Scotia Province
2.375% 7/21/15	200,000	209,286
5.125% 1/26/17	50,000	58,405
Ontario Province
1.375% 1/27/14	300,000	304,826
1.60% 9/21/16	500,000	504,702
1.875% 9/15/15	200,000	205,702
2.30% 5/10/16	300,000	310,986
2.70% 6/16/15	300,000	316,788
2.95% 2/5/15	200,000	212,172
3.00% 7/16/18	200,000	212,018
4.00% 10/7/19	200,000	222,928
4.10% 6/16/14	1,000,000	1,076,988
4.40% 4/14/20	200,000	229,237
4.95% 11/28/16	300,000	346,592
Quebec Province
2.75% 8/25/21	500,000	502,964
3.50% 7/29/20	300,000	323,030
4.625% 5/14/18	200,000	232,592
4.875% 5/5/14	100,000	108,820
5.00% 3/1/16	300,000	343,186
7.50% 9/15/29	175,000	257,839
Saskatchewan Province 8.50% 7/15/22	100,000	147,009
		7,567,973
Italy – 0.00%
Region of Lombardy 5.804% 10/25/32	100,000	72,726
		72,726
Total Regional Bonds (Cost $7,271,259)		7,640,699
∆Sovereign Bonds– 1.38%
Brazil – 0.27%
Republic of Brazil
4.875% 1/22/21	100,000	113,700
5.625% 1/7/41	125,000	144,688
5.875% 1/15/19	500,000	600,500
6.00% 1/17/17	500,000	593,750
7.125% 1/20/37	600,000	826,500
8.00% 1/15/18	133,334	159,467
8.25% 1/20/34	150,000	227,250
8.75% 2/4/25	500,000	762,500
8.875% 10/14/19	200,000	283,700
8.875% 4/15/24	100,000	152,850
10.125% 5/15/27	125,000	208,875
10.25% 6/17/13	150,000	167,325
10.50% 7/14/14	100,000	122,550
11.00% 8/17/40	300,000	396,750
		4,760,405
Canada – 0.09%
Canada Government
0.875% 2/14/17	500,000	494,524
2.375% 9/10/14	300,000	313,911
Export Development Canada
1.50% 5/15/14	300,000	306,987
2.25% 5/28/15	300,000	315,274
3.50% 5/16/13	100,000	103,556
		1,534,252
Chile – 0.01%
Chile Government International Bonds 3.875% 8/5/20	250,000	270,000
		270,000
Colombia – 0.10%
Republic of Colombia
6.125% 1/18/41	200,000	246,000
7.375% 3/18/19	700,000	901,600
7.375% 9/18/37	200,000	282,000
8.125% 5/21/24	250,000	355,625
		1,785,225
Israel – 0.04%
Israel Government
4.00% 6/30/22	150,000	148,654
5.125% 3/1/14	100,000	106,795
5.125% 3/26/19	175,000	193,400
5.50% 11/9/16	100,000	113,222
Israel Government AID Bond 5.50% 4/26/24	200,000	250,215
		812,286
Italy – 0.13%
Republic of Italy
2.125% 9/16/13	250,000	250,932
3.125% 1/26/15	300,000	298,658
4.375% 6/15/13	200,000	205,915
4.50% 1/21/15	400,000	411,833
4.75% 1/25/16	200,000	205,274
5.25% 9/20/16	200,000	205,571
5.375% 6/12/17	200,000	205,385
5.375% 6/15/33	200,000	189,268
6.875% 9/27/23	350,000	372,925
		2,345,761
Japan – 0.10%
Development Bank of Japan 5.125% 2/1/17	200,000	233,059
Japan Bank for International Cooperation 4.25% 6/18/13	200,000	208,367
Japan Finance
2.25% 7/13/16	200,000	207,223
2.50% 1/21/16	200,000	209,357
2.50% 5/18/16	200,000	207,955
2.875% 2/2/15	300,000	316,650
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	111,090
5.00% 5/16/17	200,000	232,190
		1,725,891
Mexico – 0.25%
Mexico Government International Bonds
3.625% 3/15/22	250,000	256,250
5.125% 1/15/20	1,050,000	1,210,125
5.625% 1/15/17	250,000	290,375
5.875% 2/17/14	100,000	108,600
5.95% 3/19/19	450,000	541,800
6.05% 1/11/40	475,000	574,750
6.75% 9/27/34	400,000	516,000
8.30% 8/15/31	500,000	747,500
11.375% 9/15/16	200,000	283,500
		4,528,900
Panama – 0.06%
Panama Government International Bonds
5.20% 1/30/20	300,000	345,450
6.70% 1/26/36	200,000	264,000
7.125% 1/29/26	100,000	134,000
8.875% 9/30/27	100,000	153,750
9.375% 4/1/29	100,000	160,650
		1,057,850
Peru – 0.07%
Republic of Peru
5.625% 11/18/50	100,000	112,500
6.55% 3/14/37	150,000	191,850
7.125% 3/30/19	225,000	288,000
7.35% 7/21/25	100,000	137,100
8.375% 5/3/16	100,000	124,750
8.75% 11/21/33	200,000	311,200
		1,165,400
Poland – 0.13%
Republic of Poland
5.00% 3/23/22	800,000	847,216
5.125% 4/21/21	700,000	751,100
5.25% 1/15/14	400,000	424,640
6.375% 7/15/19	280,000	326,900
		2,349,856
Republic of Korea – 0.04%
Korea Finance 3.25% 9/20/16	100,000	101,028
Republic of Korea
4.875% 9/22/14	50,000	53,633
5.125% 12/7/16	100,000	112,142
5.75% 4/16/14	200,000	215,835
7.125% 4/16/19	200,000	248,410
		731,048
South Africa – 0.06%
South Africa Government International Bonds
4.665% 1/17/24	250,000	256,875
5.875% 5/30/22	100,000	114,500
6.25% 3/8/41	100,000	117,500
6.875% 5/27/19	500,000	604,375
		1,093,250
Sweden – 0.03%
Swedish Export Credit
1.75% 10/20/15	55,000	55,597
3.25% 9/16/14	200,000	210,074
5.125% 3/1/17	250,000	284,425
		550,096
Total Sovereign Bonds (Cost $22,917,852)		24,710,220
Supranational Banks– 1.49%
African Development Bank
1.25% 9/2/16	350,000	353,205
2.50% 3/15/16	100,000	105,886
3.00% 5/27/14	100,000	105,387
Andina De Fomento
3.75% 1/15/16	200,000	208,333
8.125% 6/4/19	140,000	174,215
Asian Development Bank
0.875% 6/10/14	105,000	105,935
1.125% 3/15/17	500,000	499,356
1.625% 7/15/13	500,000	508,479
1.75% 3/21/19	350,000	350,960
2.50% 3/15/16	250,000	265,667
2.625% 2/9/15	400,000	422,666
2.75% 5/21/14	250,000	262,101
4.25% 10/20/14	100,000	108,971
5.50% 6/27/16	200,000	236,945
5.593% 7/16/18	200,000	243,261
Council of Europe Development Bank
1.25% 9/22/16	200,000	197,569
1.50% 1/15/15	200,000	202,608
1.50% 2/22/17	100,000	99,382
2.75% 2/10/15	100,000	104,656
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	245,924
2.50% 3/15/16	500,000	524,126
2.75% 4/20/15	200,000	210,464
3.625% 6/17/13	100,000	103,767
European Investment Bank
0.875% 12/15/14	500,000	501,197
1.125% 8/15/14	500,000	506,130
1.25% 9/17/13	250,000	252,260
1.25% 2/14/14	700,000	709,189
1.375% 10/20/15	500,000	505,745
1.50% 5/15/14	600,000	610,363
1.625% 9/1/15	100,000	102,051
1.625% 6/15/17	750,000	751,276
1.875% 6/17/13	300,000	304,517
2.125% 7/15/16	200,000	206,414
2.25% 3/15/16	1,500,000	1,557,391
2.375% 3/14/14	200,000	206,407
2.75% 3/23/15	1,000,000	1,053,092
2.875% 9/15/20	200,000	204,558
3.00% 4/8/14	200,000	209,169
3.125% 6/4/14	500,000	525,532
3.25% 5/15/13	500,000	515,171
4.00% 2/16/21	400,000	440,899
4.25% 7/15/13	250,000	261,617
4.875% 2/16/16	300,000	340,213
4.875% 1/17/17	400,000	461,046
4.875% 2/15/36	100,000	108,529

5.125% 5/30/17	500,000	586,560
Inter-American Development Bank
0.375% 11/8/13	200,000	199,983
1.125% 3/15/17	500,000	499,790
1.75% 8/24/18	500,000	506,023
3.00% 4/22/14	400,000	421,060
3.875% 2/14/20	200,000	230,483
3.875% 10/28/41	100,000	100,071
4.25% 9/14/15	375,000	417,965
5.125% 9/13/16	500,000	586,197
International Bank for Reconstruction & Development
0.50% 11/26/13	600,000	602,693
0.875% 4/17/17	449,000	445,577
1.00% 9/15/16	750,000	754,250
1.125% 8/25/14	500,000	508,468
1.75% 7/15/13	150,000	152,530
2.125% 3/15/16	500,000	524,459
2.375% 5/26/15	300,000	316,201
3.50% 10/8/13	700,000	734,542
4.75% 2/15/35	50,000	60,021
5.00% 4/1/16	300,000	346,823
7.625% 1/19/23	100,000	144,382
International Finance
1.125% 11/23/16	300,000	300,378
2.125% 11/17/17	200,000	207,841
2.25% 4/11/16	300,000	316,302
2.75% 4/20/15	150,000	159,546
3.00% 4/22/14	405,000	426,195
3.50% 5/15/13	200,000	206,945
Nordic Investment Bank
1.00% 3/7/17	350,000	348,709
2.50% 7/15/15	200,000	211,087
2.625% 10/6/14	100,000	105,109
3.625% 6/17/13	100,000	103,807
North American Development Bank 4.375% 2/11/20	100,000	109,611

Total Supranational Banks (Cost $25,885,231)		26,606,237
U.S. Treasury Obligations– 34.89%
U.S. Treasury Bonds
3.125% 11/15/41	4,000,000	3,837,500
3.125% 2/15/42	3,050,000	2,924,188
3.50% 2/15/39	2,650,000	2,753,517
3.75% 8/15/41	3,850,000	4,162,813
3.875% 8/15/40	5,750,000	6,360,937
4.25% 5/15/39	2,350,000	2,768,960
4.25% 11/15/40	4,000,000	4,711,252
4.375% 2/15/38	2,500,000	3,002,345
4.375% 11/15/39	4,000,000	4,806,876
4.375% 5/15/40	5,000,000	6,009,375
4.375% 5/15/41	4,250,000	5,109,962
4.50% 2/15/36	1,650,000	2,014,289
4.50% 5/15/38	950,000	1,163,008
4.50% 8/15/39	3,350,000	4,104,273
4.625% 2/15/40	4,100,000	5,121,158
4.75% 2/15/37	700,000	886,047
4.75% 2/15/41	3,750,000	4,780,080
5.00% 5/15/37	600,000	786,656
5.25% 11/15/28	500,000	653,438
5.25% 2/15/29	1,700,000	2,226,203
5.375% 2/15/31	1,500,000	2,017,734
5.50% 8/15/28	500,000	669,297
6.125% 11/15/27	800,000	1,130,625
6.125% 8/15/29	1,800,000	2,584,406
6.25% 8/15/23	600,000	831,094
6.25% 5/15/30	1,300,000	1,903,485
6.375% 8/15/27	1,250,000	1,803,516
6.625% 2/15/27	750,000	1,100,742
6.75% 8/15/26	500,000	738,360
6.875% 8/15/25	1,000,000	1,478,125
7.125% 2/15/23	500,000	732,969
7.25% 8/15/22	500,000	734,219
7.50% 11/15/24	500,000	768,750
7.625% 11/15/22	500,000	754,922
7.625% 2/15/25	500,000	777,813
U.S. Treasury Notes
0.125% 8/31/13	4,000,000	3,991,564
0.125% 9/30/13	3,000,000	2,992,851
0.125% 12/31/13	8,000,000	7,973,751
0.25% 10/31/13	10,000,000	9,992,189
0.25% 11/30/13	3,000,000	2,997,306
0.25% 1/31/14	3,000,000	2,996,133
0.25% 2/28/14	6,000,000	5,992,032
0.25% 12/15/14	3,000,000	2,982,423
0.25% 2/15/15	3,000,000	2,978,907
0.375% 6/30/13	5,000,000	5,007,425
0.375% 7/31/13	4,000,000	4,005,784
0.375% 11/15/14	2,000,000	1,995,312
0.50% 5/31/13	5,000,000	5,015,235
0.50% 10/15/13	2,500,000	2,507,715
0.50% 11/15/13	2,000,000	2,006,328
0.50% 8/15/14	8,000,000	8,015,623
0.50% 10/15/14	5,000,000	5,005,860
0.625% 4/30/13	1,000,000	1,004,336
0.625% 7/15/14	7,000,000	7,034,999
0.75% 8/15/13	3,500,000	3,522,834
0.75% 9/15/13	11,000,000	11,074,766
0.75% 12/15/13	2,000,000	2,014,922
0.75% 6/15/14	3,500,000	3,527,892
0.875% 11/30/16	5,000,000	4,979,690
0.875% 12/31/16	3,500,000	3,482,227
0.875% 1/31/17	5,000,000	4,969,925
0.875% 2/28/17	9,500,000	9,434,687
1.00% 7/15/13	4,000,000	4,037,812
1.00% 1/15/14	5,000,000	5,060,355
1.00% 5/15/14	2,000,000	2,026,562
1.00% 9/30/16	6,000,000	6,021,096
1.00% 10/31/16	1,250,000	1,253,320
1.125% 6/15/13	3,000,000	3,031,524
1.25% 2/15/14	2,000,000	2,034,142
1.25% 3/15/14	3,000,000	3,052,968
1.25% 8/31/15	2,000,000	2,042,656
1.25% 9/30/15	3,000,000	3,062,109
1.25% 10/31/15	2,000,000	2,040,156
1.25% 1/31/19	250,000	244,805
1.375% 5/15/13	4,000,000	4,050,468
1.375% 9/30/18	2,000,000	1,987,032
1.375% 12/31/18	3,500,000	3,463,635
1.375% 2/28/19	2,000,000	1,971,876
1.50% 12/31/13	3,000,000	3,061,992
1.50% 6/30/16	9,000,000	9,239,768
1.50% 7/31/16	5,000,000	5,130,860
1.50% 8/31/18	3,000,000	3,008,673
1.75% 4/15/13	3,000,000	3,047,343
1.75% 1/31/14	2,000,000	2,051,876
1.75% 3/31/14	2,000,000	2,055,782
1.75% 7/31/15	3,500,000	3,629,885
1.75% 5/31/16	5,000,000	5,188,280
1.75% 10/31/18	2,000,000	2,032,032
1.875% 2/28/14	3,500,000	3,602,267
1.875% 4/30/14	7,800,000	8,042,532
1.875% 6/30/15	2,000,000	2,082,032
1.875% 8/31/17	3,000,000	3,110,157
1.875% 9/30/17	2,000,000	2,071,406
1.875% 10/31/17	3,000,000	3,105,234
2.00% 11/30/13	2,600,000	2,672,618
2.00% 1/31/16	2,000,000	2,094,844
2.00% 4/30/16	3,500,000	3,667,073
2.00% 11/15/21	4,700,000	4,627,667
2.00% 2/15/22	3,000,000	2,942,814
2.125% 11/30/14	2,000,000	2,087,032
2.125% 5/31/15	5,000,000	5,241,800
2.125% 2/29/16	4,000,000	4,210,312
2.125% 8/15/21	12,500,000	12,493,162
2.25% 5/31/14	2,000,000	2,080,312
2.25% 1/31/15	4,500,000	4,719,726
2.25% 11/30/17	2,500,000	2,637,695
2.25% 7/31/18	3,000,000	3,149,064
2.375% 8/31/14	3,700,000	3,871,995
2.375% 9/30/14	3,000,000	3,143,205
2.375% 10/31/14	3,800,000	3,985,546
2.375% 2/28/15	5,000,000	5,266,405
2.375% 3/31/16	2,000,000	2,124,532
2.375% 7/31/17	2,000,000	2,126,562
2.375% 5/31/18	3,000,000	3,175,782
2.375% 6/30/18	3,000,000	3,173,907
2.50% 3/31/15	4,000,000	4,233,124
2.50% 4/30/15	2,000,000	2,118,438
2.50% 6/30/17	1,900,000	2,032,852
2.625% 6/30/14	3,000,000	3,149,532
2.625% 7/31/14	5,400,000	5,675,908
2.625% 12/31/14	4,000,000	4,231,564
2.625% 2/29/16	2,000,000	2,142,344
2.625% 4/30/16	1,000,000	1,072,344
2.625% 1/31/18	2,000,000	2,150,938
2.625% 4/30/18	2,000,000	2,149,688
2.625% 8/15/20	6,000,000	6,326,717
2.625% 11/15/20	6,500,000	6,836,680
2.75% 10/31/13	2,250,000	2,336,398
2.75% 11/30/16	2,500,000	2,700,978
2.75% 5/31/17	3,000,000	3,248,439
2.75% 12/31/17	2,000,000	2,165,470
2.75% 2/28/18	1,000,000	1,082,656
2.75% 2/15/19	5,000,000	5,387,110
2.875% 3/31/18	3,000,000	3,268,593
3.00% 8/31/16	2,000,000	2,180,782
3.00% 9/30/16	2,000,000	2,181,720
3.00% 2/28/17	2,000,000	2,189,062
3.125% 4/30/13	2,000,000	2,062,344
3.125% 8/31/13	6,000,000	6,240,234
3.125% 9/30/13	4,000,000	4,169,220
3.125% 10/31/16	2,500,000	2,742,775
3.125% 1/31/17	3,500,000	3,848,086
3.125% 4/30/17	2,500,000	2,753,515
3.125% 5/15/19	4,000,000	4,405,312
3.125% 5/15/21	8,500,000	9,253,048
3.25% 5/31/16	1,700,000	1,867,610
3.25% 6/30/16	1,500,000	1,648,829
3.25% 7/31/16	1,850,000	2,035,868
3.25% 12/31/16	2,500,000	2,761,328
3.25% 3/31/17	2,500,000	2,768,360
3.375% 6/30/13	1,500,000	1,558,242
3.375% 7/31/13	2,000,000	2,082,422
3.375% 11/15/19	4,500,000	5,024,534
3.50% 5/31/13	950,000	985,922
3.50% 2/15/18	1,600,000	1,798,250
3.50% 5/15/20	4,000,000	4,500,000
3.625% 5/15/13	1,250,000	1,297,218
3.625% 8/15/19	5,500,000	6,242,928
3.625% 2/15/20	6,000,000	6,807,185
3.625% 2/15/21	6,500,000	7,359,221
3.75% 11/15/18	3,630,000	4,152,096
3.875% 5/15/18	2,350,000	2,698,460
4.00% 2/15/14	2,250,000	2,402,755
4.00% 2/15/15	2,500,000	2,747,463
4.00% 8/15/18	2,550,000	2,955,810
4.125% 5/15/15	2,250,000	2,496,974
4.25% 8/15/13	3,000,000	3,162,306
4.25% 11/15/13	4,000,000	4,254,220
4.25% 8/15/14	1,200,000	1,307,906
4.25% 11/15/14	2,000,000	2,195,626
4.25% 8/15/15	2,500,000	2,801,563
4.25% 11/15/17	1,750,000	2,037,247
4.50% 11/15/15	2,000,000	2,272,188
4.50% 2/15/16	3,000,000	3,428,907
4.50% 5/15/17	1,350,000	1,579,711
4.625% 11/15/16	1,600,000	1,864,250
4.625% 2/15/17	1,700,000	1,990,860
4.75% 5/15/14	2,000,000	2,184,062
4.75% 8/15/17	2,500,000	2,969,140
4.875% 8/15/16	1,000,000	1,170,703
5.125% 5/15/16	1,500,000	1,761,915
7.25% 5/15/16	1,000,000	1,259,844
7.50% 11/15/16	800,000	1,036,375
7.875% 2/15/21	750,000	1,113,575
8.00% 11/15/21	1,700,000	2,582,540
8.125% 8/15/19	500,000	726,368
8.125% 5/15/21	500,000	756,680
8.125% 8/15/21	700,000	1,065,641
8.50% 2/15/20	150,000	224,813
8.75% 5/15/17	1,000,000	1,382,735
8.75% 5/15/20	900,000	1,374,328
8.75% 8/15/20	800,000	1,230,062
8.875% 8/15/17	750,000	1,053,398
8.875% 2/15/19	750,000	1,111,817
9.125% 5/15/18	250,000	365,332
9.25% 2/15/16	200,000	265,156
9.875% 11/15/15	500,000	665,078
10.625% 8/15/15	500,000	667,266
11.25% 2/15/15	750,000	978,633

Total U.S. Treasury Obligations (Cost $594,228,491)		622,411,929
	Number of
	Shares
Short-Term Investment – 4.03%
Money Market Mutual Fund – 4.03%
Dreyfus Treasury & Agency Cash Management Fund	71,889,848	71,889,848
Total Short-Term Investment (Cost $71,889,848)		71,889,848
Total Value of Securities – 103.05%
(Cost $1,754,031,450)		1,838,474,141
Liabilities Net of Receivables and Other Assets – (3.05%)		(54,481,406)
Net Assets Applicable to 155,895,950 Shares Outstanding – 100.00%		$1,783,992,735

•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $3,555,210, which represented 0.20% of the Fund's net assets. See Note 3 in "Notes."
∆Securities have been classified by country of origin.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AGM – Insured by Assured Guaranty Municipal Corporation
GNMA – Government National Mortgage Association
NCUA – National Credit Union Administration
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To Be Announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Bond Index Fund (Fund).

Security Valuation – U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,754,249,733
Aggregate unrealized appreciation	$ 86,705,674
Aggregate unrealized depreciation	(2,481,266)
Net unrealized appreciation	$ 84,224,408

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Agency, Asset- &
Mortgage-Backed Securities	$ -	$689,900,649	$689,900,649
Corporate Debt	-	379,283,924	379,283,924
Foreign Debt	-	58,957,156	58,957,156
Municipal Bonds	-	16,030,635	16,030,635
Short-Term Investment	71,889,848	-	71,889,848
U.S. Treasury Obligations	-	622,411,929	622,411,929
Total	$71,889,848	$1,766,584,293	$1,838,474,141

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2012, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Large Cap 100 Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock–97.16%
Aerospace & Defense–3.88%
General Dynamics	78,940	$5,792,618
L-3 Communications Holdings	80,930	5,727,416
Northrop Grumman	94,180	5,752,514
Raytheon	108,490	5,726,102
		22,998,650
Auto Components–1.96%
Autoliv	86,850	5,823,292
Johnson Controls	177,710	5,772,021
		11,595,313
Automobiles–0.97%
Ford Motor	458,769	5,730,025
		5,730,025
Beverages–1.95%
Dr Pepper Snapple Group	144,270	5,801,096
Molson Coors Brewing Class B	127,470	5,768,018
		11,569,114
Capital Markets–0.98%
Bank of New York Mellon	241,259	5,821,580
		5,821,580
Commercial Banks–3.72%
Fifth Third Bancorp	408,739	5,742,783
Huntington Bancshares	896,038	5,779,445
KeyCorp	676,259	5,748,202
M&T Bank	54,840	4,764,499
		22,034,929
Commercial Services & Supplies–1.95%
Republic Services	189,330	5,785,925
Waste Management	164,270	5,742,879
		11,528,804
Communications Equipment–0.97%
Cisco Systems	272,689	5,767,372
		5,767,372
Computers & Peripherals–1.94%
Hewlett-Packard	243,929	5,812,828
†SanDisk	114,190	5,662,682
		11,475,510
Diversified Financial Services–2.92%
CME Group	19,800	5,728,734
JPMorgan Chase	125,570	5,773,709
Nyse Euronext	194,130	5,825,841
		17,328,284
Diversified Telecommunications Services–1.94%
CenturyTel	148,410	5,736,047
Windstream	492,459	5,766,694
		11,502,741
Electric Utilities–4.87%
American Electric Power	149,810	5,779,670
Duke Energy	274,259	5,762,182
Entergy	85,680	5,757,696
Exelon	146,590	5,747,794
PPL	204,740	5,785,952
		28,833,294
Electronic Equipment, Instruments & Components–0.97%
Corning	408,739	5,755,045
		5,755,045
Energy Equipment & Services–0.99%
Baker Hughes	140,590	5,896,345
		5,896,345
Food & Staples Retailing–3.85%
Safeway	280,009	5,658,982
Sysco	192,570	5,750,140
Walgreen	169,020	5,660,480
Wal-Mart Stores	94,290	5,770,548
		22,840,150
Food Products–2.93%
Archer-Daniels-Midland	183,450	5,808,027
Bunge	85,320	5,839,301
ConAgra Foods	218,300	5,732,558
		17,379,886
Health Care Equipment & Supplies–1.95%
Covidien	106,340	5,814,672
Medtronic	146,260	5,731,929
		11,546,601
Health Care Providers & Services–5.88%
Aetna	115,710	5,804,014
Cardinal Health	133,060	5,736,217
CIGNA	117,110	5,767,668
Humana	62,650	5,793,872
UnitedHealth Group	98,690	5,816,788
WellPoint	80,070	5,909,165
		34,827,724
Hotels, Restaurants & Leisure–2.92%
Carnival	178,990	5,741,999
Darden Restaurants	113,110	5,786,708
Royal Caribbean Cruises	195,660	5,758,274
		17,286,981
Household Durables–1.15%
Garmin	21,200	995,340
Whirlpool	75,330	5,789,864
		6,785,204
Industrial Conglomerates–0.97%
General Electric	287,449	5,769,101
		5,769,101
Insurance–5.87%
AFLAC	125,210	5,758,408
†American International Group	191,540	5,905,177
CNA Financial	195,390	5,730,789
MetLife	154,410	5,767,214
Principal Financial Group	197,680	5,833,537
Prudential Financial	91,370	5,791,944
		34,787,069
IT Services–0.97%
Fidelity National Information Services	173,520	5,746,982
		5,746,982
Leisure Equipment & Products–0.96%
Mattel	168,520	5,672,383
		5,672,383
Machinery–2.93%
Dover	92,170	5,801,180
Eaton	116,680	5,814,164
Illinois Tool Works	100,960	5,766,835
		17,382,179
Media–2.94%
Time Warner	154,410	5,828,978
Time Warner Cable	71,380	5,817,470
Viacom Class B	121,140	5,749,304
		17,395,752
Metals & Mining–2.90%
Cliffs Natural Resources	81,110	5,617,679
Freeport-McMoRan Copper & Gold	152,480	5,800,339
Nucor	133,960	5,753,582
		17,171,600
Multiline Retail–2.91%
Kohl's	115,200	5,763,456
Macy's	143,620	5,706,023
Target	98,910	5,763,485
		17,232,964
Multi-Utilities–0.98%
Ameren	178,430	5,813,249
		5,813,249
Office Electronics–0.96%
Xerox	705,368	5,699,373
		5,699,373
Oil, Gas & Consumable Fuels–7.70%
Chesapeake Energy	247,079	5,724,820
Chevron	53,670	5,755,571
ConocoPhillips	75,660	5,750,917
Hollyfrontier	179,100	5,758,065
Marathon Oil	180,620	5,725,654
Marathon Petroleum	132,620	5,750,403
Peabody Energy	193,610	5,606,946
Valero Energy	215,180	5,545,189
		45,617,565
Paper & Forest Products–1.94%
International Paper	163,100	5,724,810
MeadWestvaco	182,280	5,758,225
		11,483,035
Pharmaceuticals–2.93%
Lilly (Eli)	143,510	5,779,148
Merck	150,870	5,793,408
Pfizer	255,779	5,795,952
		17,368,508
Real Estate Investment Trusts–0.97%
American Capital Agency	195,520	5,775,661
		5,775,661
Road & Rail–1.93%
CSX	265,619	5,716,121
Norfolk Southern	86,670	5,705,486
		11,421,607
Semiconductors & Semiconductor Equipment–4.85%
Analog Devices	143,330	5,790,531
Applied Materials	459,509	5,716,292
Intel	203,650	5,724,602
KLA-Tencor	106,000	5,768,520
Maxim Integrated Products	201,150	5,750,879
		28,750,824
Software–2.91%
Activision Blizzard	449,069	5,757,065
CA	207,250	5,711,810
Microsoft	178,540	5,757,915
		17,226,790
Specialty Retail–1.87%
Best Buy	231,519	5,482,370
Staples	347,139	5,616,709
		11,099,079
Thrift & Mortgage Finance–0.98%
New York Community Bancorp	418,899	5,826,885
		5,826,885
Total Common Stock (Cost $550,083,885)		575,744,158
Short-Term Investments–2.65%
Money Market Mutual Fund–2.50%
Dreyfus Treasury & Agency Cash Management Fund	14,794,533	14,794,533
		14,794,533
	Principal
	Amount
	(U.S. $)
U.S. Treasury Obligations–0.15%
^∞U.S. Treasury Bills
0.00% 4/12/12	$200,000	199,998
0.039% 6/14/12	420,000	419,951
0.053% 5/17/12	310,000	309,983
		929,932
Total Short-Term Investments (Cost $15,724,479)		15,724,465

Total Value of Securities–99.81%
(Cost $565,808,364)		591,468,623
Receivables and Other Assets Net of Liabilities–0.19%		1,103,292
Net Assets Applicable to 51,467,971 Shares Outstanding–100.00%		$592,571,915

†Non income producing security.
^Zero coupon security. The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

The following futures contract was outstanding at March 31, 2012:1

Futures Contract
				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
230 S&P 500 EMINI Index	$15,840,204	$16,136,800	6/16/12	$296,596

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$567,029,385
Aggregate unrealized appreciation	$ 41,266,221
Aggregate unrealized depreciation	(16,826,983)
Net unrealized appreciation	$ 24,439,238

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$575,744,158	$ -	$575,744,158
Short-Term Investments	14,794,533	929,932	15,724,465
Total	$590,538,691	$929,932	$591,468,623

Futures Contract	$ 296,596	$ -	$ 296,596

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Mid Cap 200 Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Common Stock–96.49%
Aerospace & Defense–3.02%
AAR	35,760	$652,620
Alliant Techsystems	14,380	720,726
Ceradyne	22,340	727,390
Curtiss-Wright	19,420	718,734
†Ducommun	24,029	285,945
Exelis	56,550	708,006
National Presto Industries	9,520	722,187
		4,535,608
Auto Components–2.09%
Cooper Tire & Rubber	47,280	719,602
†Exide Technologies	76,583	239,705
Lear	15,580	724,314
Standard Motor Products	40,920	725,921
Superior Industries International	37,240	727,669
		3,137,211
Capital Markets–4.08%
Ares Capital	45,441	742,959
Blackrock Kelso Capital	72,170	708,709
Fifth Street Finance	74,860	730,634
Golub Capital	48,823	745,530
Hercules Technology Growth Capital	66,530	737,152
Main Street Capital	4,900	120,687
New Mountain Finance	10,000	137,400
Prospect Capital	66,470	729,841
Solar Capital	33,050	729,414
THL Credit	3,600	46,296
TICC Capital	1,899	18,501
Triangle Capital	34,130	674,068
		6,121,191
Chemicals–1.52%
FutureFuel	4,500	49,410
Huntsman	51,120	716,191
NL Industries	1,200	17,880
Olin	33,160	721,230
Quaker Chemical	7,400	291,930
Schulman (A.)	18,000	486,360
		2,283,001
Commercial Banks–0.61%
First Community Bancshares	5,100	68,136
Renasant	44,170	719,088
Wesbanco	6,096	122,773
		909,997
Commercial Services & Supplies–3.37%
ABM Industries	29,640	720,252
Ennis	46,700	738,794
G&K Services Class A	9,500	324,900
Intersections	4,804	61,395
Kimball International Class B	80,800	558,328
McGrath RentCorp	11,700	375,687
Multi-Color	23,200	522,232
Schawk	42,400	530,424
Unifirst	8,150	501,633
United Stationers	23,460	727,964
		5,061,609
Communications Equipment–1.51%
Bel Fuse Class B	29,855	527,538
Black Box	6,401	163,290
Comtech Telecommunications	21,920	714,154
Harris	16,190	729,844
†Oplink Communications	7,940	135,774
		2,270,600
Construction & Engineering–0.98%
Great Lakes Dredge & Dock	48,847	352,675
†Layne Christensen	22,680	504,630
†Tutor Perini	39,430	614,319

1,471,625
Computers & Peripherals–0.48%
Lexmark International Class A	21,620	718,649
		718,649
Containers & Packaging–0.48%
Greif Class A	12,830	717,454
		717,454
Distributors–0.19%
†VOXX International Class A	21,100	286,116
		286,116
Diversified Consumer Services–0.88%
DeVry	21,090	714,318
Lincoln Educational Services	20,300	160,573
Regis	7,000	129,010
Stewart Enterprises Class A	52,200	316,854
		1,320,755
Diversified Telecommunications Services–0.77%
Atlantic Tele-Network	11,494	417,922
Frontier Communications	177,420	739,840
		1,157,763
Electric Utilities–2.42%
Empire District Electric	35,980	732,194
Pepco Holdings	38,360	724,620
Portland General Electric	29,050	725,669
Unisource Energy	19,760	722,623
Westar Energy	25,940	724,504
		3,629,610
Electrical Equipment–0.82%
AZZ	10,100	521,564
Preformed Line Products	10,720	702,160
		1,223,724
Electronic Equipment, Instruments & Components–8.09%
†Arrow Electronics	17,210	722,304
AVX	54,630	724,394
Cognex	6,400	271,104
CTS	68,610	721,777
DDi	8,231	100,418
Electro Rent	38,670	711,915
Electro Scientific Industries	13,400	201,134
†Ingram Micro	38,980	723,469
Jabil Circuit	28,760	722,451
†Kemet	34,800	325,728
Littelfuse	11,700	733,590
Methode Electronics	78,000	723,840
Molex	25,950	729,714
Park Electrochemical	17,771	537,217
PC Connection	87,420	718,592
†Power-One	163,770	745,154
Richardson Electronics	46,907	561,946
†Synnex	19,060	726,948
†Tech Data	13,290	721,115
†Vishay Intertechnology	59,630	725,101
		12,147,911
Energy Equipment & Services–1.77%
Bristow Group	15,080	719,768
Gulf Island Fabrication	16,125	471,979
Patterson-UTI Energy	42,360	732,404
Tidewater	13,560	732,512
		2,656,663
Food & Staples Retailing–2.24%
Andersons	14,990	729,863
Ingles Markets Class A	40,440	713,362
Nash Finch	25,000	710,500
Spartan Stores	27,200	492,864
Weis Markets	16,540	721,144
		3,367,733
Food Products–0.96%
Diamond Foods	31,240	712,897
Fresh Del Monte Produce	31,870	727,911
		1,440,808
Gas Utilities–0.49%
Energen	15,020	738,233
		738,233
Health Care Equipment & Supplies–4.32%
Analogic	10,630	717,950
Atrion	4,250	893,393
Cantel Medical	21,618	542,396
Cooper	8,910	728,036
Hill-Rom Holdings	21,610	721,990
STERIS	22,910	724,414
Teleflex	11,800	721,570
West Pharmaceutical Services	16,920	719,608
Young Innovations	23,170	716,416
		6,485,773
Health Care Providers & Services–7.00%
†Almost Family	8,100	210,681
Assisted Living Concepts Class A	8,000	132,880
Chemed	11,420	715,806
†Community Health Systems	32,490	722,578
Coventry Health Care	20,920	744,123
Ensign Group	26,720	725,715
†LifePoint Hospitals	18,490	729,246
Lincare Holdings	27,840	720,499
National Healthcare	15,810	720,304
Omnicare	20,470	728,118
Owens & Minor	23,870	725,887
Patterson	21,980	734,132
†PharMerica	57,910	719,821
†Triple-S Management Class B	31,470	726,957
U.S. Physical Therapy	31,490	725,845
Universal Health Services Class B	17,330	726,300
		10,508,892
Hotels, Restaurants & Leisure–1.47%
Bob Evans Farms	19,120	721,206
Marcus	65,217	818,474
Speedway Motorsports	35,497	663,084
		2,202,764
Household Durables–1.21%
American Greetings Class A	46,640	715,458
Blyth	14,741	1,103,069
		1,818,527
Industrial Conglomerates–0.27%
†Seaboard	211	411,661
		411,661
Insurance–6.71%
American Equity Investment Life Holding	56,420	720,483
American National Insurance	9,980	723,750
Assurant	17,940	726,570
Baldwin & Lyons Class B	31,440	703,627
EMC Insurance Group	25,891	520,150
Horace Mann Educators	40,550	714,491
Kansas City Life Insurance	22,270	717,094
Kemper	13,800	417,864
Meadowbrook Insurance Group	17,200	160,476
OneBeacon Insurance Group Class A	37,254	574,084
Presidential Life	4,500	51,435
Protective Life	24,550	727,171
Reinsurance Group of America	12,290	730,887
Safety Insurance Group	13,989	582,502
Symetra Financial	63,280	729,618
Tower Group	32,200	722,246
United Fire Group	30,400	543,856
		10,066,304
Internet Software & Services–1.92%
Earthlink	89,590	715,824
j2 Global	24,960	715,853
Keynote Systems	36,910	729,341
United Online	146,530	716,532
		2,877,550
IT Services–1.87%
Booz Allen Hamilton Holding	42,210	718,836
Cass Information Systems	16,160	645,592
†Convergys	53,900	719,565
Mantech International Class A	21,100	727,106
		2,811,099
Machinery–2.43%
Alamo Group	24,330	731,360
Ampco-Pittsburgh	31,764	639,409
Cascade	7,500	375,900
Douglas Dynamics	11,250	154,688
Foster (L.B.) Class A	3,818	108,851
Kaydon	28,180	718,872
Mueller Industries	4,500	204,525
NACCO Industries Class A	6,150	715,676
		3,649,281
Media–2.48%
†Entercom Communications Class A	15,100	97,999
Gannett	47,810	732,926
Harte-Hanks	78,850	713,593
Interpublic Group	63,720	727,045
Meredith	22,310	724,183
Scholastic	20,510	723,593
		3,719,339
Metals & Mining–2.04%
Hecla Mining	158,740	733,379
Olympic Steel	5,728	137,472
Schnitzer Steel Industries	18,100	722,100
Steel Dynamics	49,750	723,365
Worthington Industries	38,480	738,046
		3,054,362
Multiline Retail–0.96%
Dillard's Class A	11,490	724,100
Fred's Class A	49,080	717,059
		1,441,159
Oil, Gas & Consumable Fuels–3.69%
Alon USA Energy	79,370	718,299
Arch Coal	66,410	711,251
Delek US Holdings	35,590	552,001
EXCO Resources	108,040	716,305
†Green Plains Renewable Energy	66,900	721,851
Penn Virginia	157,020	714,441
†Quicksilver Resources	138,140	696,226
†Tesoro	26,630	714,749
		5,545,123
Professional Services–0.72%
†Dolan Media	5,800	52,838
Kelly Services	18,700	299,013
Manpower	15,480	733,288
		1,085,139
Paper & Forest Products–1.72%
Domtar	7,610	725,842
Glatfelter	35,389	558,438
Neenah Paper	20,806	618,770
Wausau Paper	72,294	678,118
		2,581,168
Real Estate Investment Trusts–7.84%
Anworth Mortgage Asset	110,680	728,273
Apollo Commercial Real Estate Finance	46,250	723,813
Capstead Mortgage	55,380	726,032
Chimera Investment	254,881	721,313
Colony Financial	14,300	234,234
Commonwealth REIT	39,730	739,772
CreXus Investment	69,540	719,044
CYS Investments	55,730	729,505
Dynex Capital	76,040	726,182
Hatteras Financial	25,820	720,378
Invesco Mortgage Capital	41,200	727,180
MFA Financial	95,880	716,224
PennyMac Mortgage Investment Trust	38,670	721,969
Resource Capital	134,050	722,530
Starwood Property Trust	34,730	730,024
Two Harbors Investment	71,400	723,996
Walter Investment Management	29,449	664,075
		11,774,544
Semiconductors & Semiconductor Equipment–2.60%
Brooks Automation	58,800	725,003
Cohu	56,953	647,556
†Integrated Silicon Solution	10,855	121,142
Intersil Class A	64,340	720,608
Micrel	31,100	319,086
MKS Instruments	24,420	721,122
†Rubicon Technology	62,450	651,354
		3,905,871
Software–0.70%
EPIQ Systems	30,467	368,651
†ePlus	21,200	677,764
		1,046,415
Specialty Retail–3.23%
Big 5 Sporting Goods	49,926	391,420
Brown Shoe	1,100	10,153
Cato Class A	25,860	714,770
Destination Maternity	6,600	122,562
Gamestop Class A	32,040	699,754
Guess	22,990	718,438
Haverty Furniture	4,000	44,400
RadioShack	114,720	713,558
Rent-A-Center	18,980	716,495
Stage Stores	44,460	722,030
		4,853,580
Textiles, Apparel & Luxury Goods–1.00%
Columbia Sportswear	15,290	725,511
Jones Group	62,350	783,115
		1,508,627
Thrift & Mortgage Finance–1.55%
Astoria Financial	73,710	726,780
First Niagara Financial Group	72,750	715,860
Flushing Financial	12,100	162,866
Radian Group	165,270	718,925
		2,324,431
Tobacco – 0.48%
Universal	15,460	720,436
		720,436
Trading Companies & Distributors–2.06%
Aceto	20,800	197,392
GATX	17,820	718,146
SeaCube Container Leasing	41,960	721,712
TAL International Group	19,920	731,263
Textainer Group Holdings	21,430	726,477
		3,094,990
Transportation & Shipping–0.48%
†Genco Shipping & Trading	113,460	721,606
		721,606
Wireless Telecommunication Services–0.97%
Telephone & Data Systems	31,170	721,586
USA Mobility	52,650	733,415
		1,455,001
Total Common Stock (Cost $138,845,744)		144,859,900

Short-Term Investments–3.56%
Money Market Mutual Fund–3.24%
Dreyfus Treasury & Agency Cash Management Fund	4,860,365	4,860,365
		4,860,365
	Principal
	Amount
	(U.S. $)
U.S. Treasury Obligations–0.32%
^∞U.S. Treasury Bills
0.01% 4/19/12	$75,000	74,999
0.013% 4/5/12	25,000	25,000
0.039% 5/17/12	298,000	297,983
0.043% 6/14/12	75,000	74,991
		472,973
Total Short-Term Investments (Cost $5,333,343)		5,333,338

Total Value of Securities–100.05%
(Cost $144,179,087)		150,193,238
Liabilities Net of Receivables and Other Assets–(0.05%)		(69,147)
Net Assets Applicable to 11,100,388 Shares Outstanding–100.00%		$150,124,091

†Non income producing security.
^Zero coupon security. The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Value	Notional Cost (Proceeds)	Expiration Date	(Depreciation)
23 Russell 2000 Mini Index	$1,858,112	$1,903,710	6/18/12	$45,598
42 S&P Mid 400 EMINI Index	4,134,661	4,167,660	6/18/12	32,999
	$5,992,773			$78,597

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviation:
REIT–Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$145,196,186
Aggregate unrealized appreciation	$ 10,777,638
Aggregate unrealized depreciation	(5,780,586)
Net unrealized appreciation	$ 4,997,052

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$144,859,900	$ -	$144,859,900
Short-Term Investments	4,860,365	472,973	5,333,338
Total	$149,720,265	$472,973	$150,193,238

Futures Contract	$ 78,597	$ -	$ 78,597

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
The Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Developed International 150 Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
∆Common Stock–96.39%
Australia – 8.65%
Bendigo & Adelaide Bank	315,880	$2,535,588
Boral	576,281	2,405,438
CFS Retail Property Trust	1,297,842	2,406,189
GPT Group	740,143	2,391,801
Incitec Pivot	737,786	2,407,109
=Metcash	636,463	2,834,632
QBE Insurance Group	3,035	44,543
Sonic Healthcare	186,376	2,416,847
Stockland	772,216	2,351,478
Tatts Group	957,293	2,458,960
Toll Holdings	390,666	2,375,191
Wesfarmers	78,530	2,441,750
Westfield Retail Trust	897,926	2,399,469
Westpac Banking	105,590	2,393,996
		31,862,991
Austria – 1.30%
OMV	66,275	2,355,531
Voestalpine	72,085	2,424,073
		4,779,604
Belgium – 1.27%
Delhaize Group	45,242	2,380,295
KBC Groep	92,084	2,310,015
		4,690,310
Canada – 4.58%
Bonavista Energy	118,486	2,399,295
Canadian Tire Class A	37,006	2,391,265
Enerplus	105,849	2,370,773
Husky Energy	93,524	2,379,469
Loblaw	70,205	2,394,240
Penn West Petroleum	120,568	2,355,642
†Research in Motion	175,820	2,578,565
		16,869,249
Denmark – 1.31%
AP Moller - Maersk Class B	314	2,424,606
TDC	332,657	2,419,606
		4,844,212
Finland – 1.98%
Nokia	437,376	2,381,057
Stora Enso Class R	329,206	2,445,484
UPM-Kymmene	180,178	2,453,406
		7,279,947
France – 14.95%
AXA	142,890	2,368,726
BNP Paribas	49,024	2,325,924
Bouygues	78,840	2,410,974
Cap Gemini	54,121	2,422,310
Casino Guichard Perrachon	24,413	2,406,066
Cie de Saint-Gobain	53,135	2,372,864
Compagnie Generale des Etablissements Michelin	32,730	2,437,000
Credit Agricole	380,839	2,366,842
France Telecom	160,799	2,381,463
GDF Suez	93,031	2,403,251
Lafarge	52,057	2,484,402
Lagardere	77,208	2,381,660
Natixis	627,249	2,413,391
Peugeot	143,116	2,304,715
Renault	45,315	2,388,668
Sanofi	31,157	2,419,604
Societe Generale	79,099	2,317,096
Total	47,580	2,426,522
Unibail-Rodamco	12,088	2,417,368
Vallourec	38,874	2,462,604
Vinci	46,497	2,424,619
Vivendi	130,896	2,402,076
Wendel	27,334	2,334,878
		55,073,023
Germany – 5.18%
Daimler	39,515	2,382,530
Deutsche Lufthansa	170,740	2,389,789
Deutsche Post	125,103	2,408,388
E.ON	99,861	2,391,906
Metro	60,939	2,356,055
RWE	50,096	2,392,151
Siemens	23,806	2,399,897
Volkswagen	14,713	2,372,299
		19,093,015
■Hong Kong – 2.56%
Hutchison Whampoa	235,000	2,348,305
MTR	671,000	2,402,107
New World Development	1,917,478	2,303,759
Swire Pacific Class A	211,500	2,370,850
		9,425,021
Italy – 3.82%
Atlantia	143,570	2,383,828
Enel	648,847	2,346,788
ENI	102,318	2,400,267
Fiat	400,750	2,355,901
Intesa Sanpaolo	1,269,463	2,275,418
Telecom Italia	1,956,717	2,326,437
		14,088,639
Japan – 17.39%
Asahi Glass	277,000	2,348,904
Asahi Kasei	393,000	2,425,837
Brother Industries	172,000	2,331,147
ITOCHU	212,000	2,312,448
JX Holdings	380,900	2,360,352
Kansai Electric Power	155,300	2,404,960
Konica Minolta Holdings	274,000	2,392,970
Kuraray	170,800	2,415,979
Kyocera	25,700	2,353,156
Kyowa Hakko Kirin	223,000	2,478,226
Marubeni	323,000	2,329,299
Mitshui	142,400	2,334,201
Mitsubishi	100,200	2,323,899
Mitsubishi UFJ Financial Group	463,400	2,306,225
Nippon Electric Glass	269,000	2,336,305
Nissan Motor	223,200	2,375,300
Otsuka Holdings	82,748	2,448,904
Sega Sammy Holdings	115,800	2,425,526
Sekisui House	245,000	2,400,133
Shionogi	177,500	2,452,859
Sumitomo	160,700	2,321,643
Sumitomo Heavy Industries	427,000	2,372,652
Sumitomo Metal Mining	164,000	2,303,944
Sumitomo Mitsui Trust Holdings	728,000	2,321,580
Takeda Pharmaceutical	54,900	2,417,231
Toyota Tsusho	117,800	2,397,693
Yamada Denki	38,460	2,401,863
		64,093,236
Luxembourg – 0.66%
ArcelorMittal	127,573	2,438,074
		2,438,074
Netherlands – 2.60%
Koninklijke Ahold	174,612	2,419,532
Koninklijke DSM	41,686	2,411,969
Koninklijke KPN	214,844	2,363,272
Royal Dutch Shell Class B	68,146	2,397,370
		9,592,143
New Zealand – 0.66%
Fletcher Building	438,722	2,421,032
		2,421,032
Norway – 1.33%
DNB	189,179	2,432,017
Norsk Hydro	450,162	2,451,620
		4,883,637
Portugal – 1.30%
Energias de Portugal	818,545	2,380,894
Portugal Telecom	443,923	2,414,923
		4,795,817
Singapore – 1.32%
Golden Agri-Resources	3,926,000	2,451,993
Singapore Airlines	280,000	2,399,236
		4,851,229
Spain – 7.24%
ACS Actividades de Construccion y Servicios	94,711	2,423,914
Banco Bilbao Vizcaya Argentaria	305,262	2,429,241
Banco de Sabadell	879,857	2,396,126
Banco Popular Espanol	657,813	2,359,917
Banco Santander	312,703	2,406,300
CaixaBank	620,791	2,416,692
Enagas	130,566	2,512,687
Ferrovial	210,103	2,414,797
Gas Natural	151,633	2,422,660
Iberdrola	427,656	2,427,952
Repsol	98,798	2,478,443
		26,688,729
Sweden – 1.31%
Boliden	154,892	2,432,515
Telefonaktiebolaget LM Ericsson Class B	232,787	2,412,000
		4,844,515
Switzerland – 1.94%
Baloise Holding	29,811	2,400,864
Novartis	43,526	2,408,949
†Swiss Life Holding	19,681	2,341,575
		7,151,388
United Kingdom – 15.04%
Anglo American	64,618	2,415,366
AstraZeneca	54,048	2,402,364
Aviva	450,561	2,388,954
BAE Systems	503,850	2,416,843
Balfour Beatty	509,949	2,328,646
BHP Billiton	80,456	2,454,672
BP	323,988	2,396,946
Carnival	74,819	2,390,992
GKN	732,298	2,413,996
HSBC Holdings	270,144	2,397,190
Imperial Tobacco Group	60,182	2,440,143
Investec	392,492	2,399,970
J Sainsbury	483,144	2,405,616
Kazakhmys	167,302	2,429,728
Kingfisher	489,538	2,401,435
Man Group	1,137,726	2,453,003
Marks & Spencer Group	394,740	2,392,881
Resolution	576,212	2,408,199
Rio Tinto	45,735	2,520,777
RSA Insurance Group	1,416,050	2,369,087
Segro	650,338	2,442,350
Tesco	450,361	2,377,089
WM Morrison Supermarkets	500,359	2,384,892
		55,431,139
Total Common Stock (Cost $368,002,176)		355,196,950
∆Preferred Stock–1.29%
Germany – 1.29%
Porsche Automobil Holding	39,920	2,355,839
Volkswagen	13,612	2,393,558
Total Preferred Stock (Cost $4,965,800)		4,749,397
Short-Term Investment–1.52%
Money Market Mutual Fund–1.52%
Dreyfus Treasury & Agency Cash Management Fund	5,620,797	5,620,797
Total Short-Term Investment (Cost $5,620,797)		5,620,797
Total Value of Securities–99.20%
(Cost $378,588,773)		365,567,144
«Receivables and Other Assets Net of Liabilities–0.80%		2,935,939
Net Assets Applicable to 46,187,553 Shares Outstanding–100.00%		$368,503,083

∆Securities have been classified by country of origin.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $2,834,632, which represented 0.77% of the Fund's net assets. See Note 1 in "Notes."
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
«Includes foreign currency valued at $675,741 with a cost of $675,698 and $810,000 cash pledged as collateral for future contracts.

The following foreign currency exchange contracts and futures contract were outstanding at March 31, 20121:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(4,923,612)	USD	5,100,000	4/4/12	$3,257
MNB	CAD	9,590	USD	(9,659)	4/2/12	(46)
MNB	CAD	5,197,296	USD	(5,200,000)	4/4/12	9,545
MNB	CHF	2,033,640	USD	(2,250,000)	4/4/12	2,967
MNB	DKK	26,871,219	USD	(4,810,000)	4/4/12	6,575
MNB	EUR	42,689,571	USD	(56,850,000)	4/4/12	84,219
MNB	GBP	2,879,068	USD	(4,600,000)	4/4/12	4,778
MNB	HKD	50,854,200	USD	(6,550,000)	4/3/12	(1,243)
MNB	JPY	(5,867,619,240)	USD	71,300,000	4/4/12	418,889
MNB	NOK	12,264,144	USD	(2,150,000)	4/4/12	3,457
MNB	NZD	(2,684,924)	USD	2,200,000	4/4/12	2,458
MNB	SEK	(16,589,067)	USD	2,500,000	4/4/12	(6,940)
MNB	SGD	(603,529)	USD	480,000	4/4/12	(175)
						$527,741

Futures Contract

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
135 EMINI MSCI EAFE Index	$10,237,826	$10,405,800	6/18/12	$167,974

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Summary of Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in the foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$382,174,975
Aggregate unrealized appreciation	$ 10,195,284
Aggregate unrealized depreciation	(26,803,115)
Net unrealized depreciation	$(16,607,831)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$352,362,319	$ -	$2,834,631	$355,196,950
Short-Term Investment	5,620,797	-	-	5,620,797
Preferred Stock	4,749,397	-	-	4,749,397
Total	$362,732,513	$ -	$2,834,631	$365,567,144

Foreign Currency Exchange Contracts	$ -	$527,741	$ -	$ 527,741
Futures Contract	$ 167,974	$ -	$ -	$ 167,974

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/11	$ -
Purchases	220,621
Transfers into Level 3	2,356,284
Net change in unrealized
appreciation (depreciation)	257,726
Balance as of 3/31/12	$2,834,631

Net change in unrealized
appreciation (depreciation) from
Level 3 investments still held as of 3/31/12	$ 257,726
During the period ended March 31, 2012, the Fund had transfers into Level 3 out of Level 1 in the amount of $2,356,284.  This was due to the Fund’s pricing vendor not being able to supply a matrix price for an investment.  There were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Emerging Markets 100 Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
∆Common Stock–85.78%
Brazil – 7.50%
Banco do Brasil	231,826	$3,292,662
BRF – Brazil Foods	168,500	3,327,267
Centrais Eletricas Brasileiras	354,900	3,296,965
Cia Siderurgica Nacional	359,800	3,393,726
MRV Engenharia e Participacoes	475,800	3,369,810
PDG Realty SA Empreendimentos e Participacoes	959,000	3,304,089
Tim Participacoes	535,872	3,419,554
Vale ADR	129,408	2,936,268
		26,340,341
Czechoslovakia – 0.97%
Telefonica o2 Czech Republic	161,842	3,396,200
		3,396,200
■Hong Kong – 19.05%
Agile Property Holdings	1,038,000	1,197,651
Bank of China	8,487,100	3,420,808
Bank of Communications	4,595,000	3,473,350
China Communications Construction	3,616,000	3,627,362
China Construction Bank	4,383,000	3,386,474
China Merchants Holdings International	1,008,000	3,374,884
China Mobil	316,500	3,482,657
China Railway Construction	1,237,500	769,693
China Resources Enterprise	970,000	3,385,057
China Yurun Food Group	960,000	1,364,788
Citic Pacific	1,454,000	2,449,047
COSCO Pacific	2,216,000	3,344,432
Country Garden Holdings	6,931,000	2,659,728
Dongfeng Motor Group	1,920,000	3,466,364
GCL-Poly Energy Holdings	12,452,000	3,463,521
GOME Electrical Appliances Holdings	16,249,000	3,368,818
Guangzhou Automobile Group	1,388,000	1,376,275
Huaneng Power International	904,000	491,254
Industrial & Commercial Bank of China	5,319,000	3,431,569
Kingboard Chemicals Holdings	612,000	2,139,667
Shanghai Industrial Holdings	974,000	3,003,928
Shimao Property Holdings	3,226,000	3,443,847
Sino Ocean Land Holdings	7,202,000	3,422,193
Yanzhou Coal Mining	1,570,000	3,388,431
		66,931,798
Hungary – 1.50%
OTP Bank	125,000	2,167,833
Richter Gedeon	18,185	3,119,170
		5,287,003
India – 1.01%
Tata Steel	383,415	3,557,400
		3,557,400

Indonesia – 0.98%
Indofood Sukses Makmur	6,507,500	3,451,594
		3,451,594
Malaysia – 2.97%
IOI	1,989,600	3,470,063
Kuala Lumpur Kepong	435,600	3,499,880
PPB Group	627,400	3,463,072
		10,433,015
Philippines – 0.54%
Philippine Long Distance Telephone ADR	30,779	1,914,146
		1,914,146
Poland – 2.49%
KGHM Polska Miedz	75,593	3,479,593
Polska Grupa Energetyczna	443,000	2,748,800
Polskie Gornictwo Naftowe I Gazonwinctwo	350,000	454,838
Tauron Polska Energia	1,268,500	2,072,819
		8,756,050
Republic of Korea – 14.57%
BS Financial Group	264,172	3,104,062
Daewoo Shipbuilding & Marine Engineering	122,000	3,265,836
DGB Financial Group	227,653	2,986,701
Hanwha Chemical	150,760	3,542,907
Hyundai Heavy Industries	11,703	3,318,900
Hyundai Motor	16,762	3,450,434
Industrial Bank of Korea	282,410	3,430,637
Kangwon Land	152,830	3,395,772
Korea Exchange Bank	434,319	3,322,911
KT&G	50,286	3,571,864
POSCO	10,202	3,425,002
Samsung Card	41,220	1,436,637
Shinhan Financial Group	83,300	3,219,697
SK Holdings	24,845	3,237,598
SK Telecom	25,096	3,092,934
Woori Finance Holdings	295,240	3,390,865
		51,192,757
Russia – 4.80%
Federal Grid Unified Energy System	318,190,000	3,405,269
Gazprom ADR	279,977	3,463,315
LUKOIL ADR	52,978	3,189,276
Severstal GDR	254,450	3,394,338
Tatneft ADR	83,395	3,402,516
		16,854,714
South Africa – 6.81%
Aveng	676,678	3,448,361
Imperial Holdings	172,487	3,485,404
Investec	301,177	1,851,657
MMI Holdings	1,535,112	3,544,243
Netcare	1,765,568	3,275,325
RMB Holdings	632,476	2,578,321
Spar Group	149,070	2,249,450
Tiger Brands	99,964	3,507,934
		23,940,695
Taiwan – 19.18%
Asia Cement	2,798,597	3,409,685
Asustek Computer	980	9,250
Cheng Shin Rubber Industry	1,316,000	3,162,111
China Development Financial Holding	5,390,857	1,644,278
China Petrochemical Development	3,046,000	3,339,482
China Steel	150	153
Chinatrust Financial Holding	5,242,000	3,295,459
Chunghwa Telecom	1,110,000	3,419,494
Compal Electronics	2,979,030	3,351,876
Epistar	1,294,000	3,284,665
Far Eastern New Century	1,376,000	1,583,190
Formosa Chemicals & Fibre	1,205,000	3,520,215
Formosa Plastics	1,185,000	3,421,629
Fubon Financial Holding	972	1,095
Lite-On Technology	2,756,446	3,334,976
Mega Financial Holding	4,950,640	3,498,181
Novatek Microelectronics	578,000	1,761,013
Pou Chen	3,850,000	3,346,748
Taishin Financial Holding	5,027,000	2,001,805
Taiwan Cement	2,932,051	3,433,164
Unimicron Technology	2,645,000	3,235,995
Uni-President Enterprises	2,406,160	3,331,129
United Microelectronics	6,718,000	3,289,901
Wistron	2,221,889	3,350,868
WPG Holdings	2,474,000	3,370,549
		67,396,911
Thailand – 1.94%
Bangkok Bank	40	240
Charoen Pokphand Foods	2,646,700	3,197,845
Charoen Pokphand Foods NVDR	245,600	296,743
Thai Oil	1,451,100	3,306,513
		6,801,341
Turkey – 1.47%
Haci Omer Sabanci Holding	445,000	1,912,314
KOC Holding	803,052	3,261,765
		5,174,079
Total Common Stock (Cost $297,378,780)		301,428,044
Preferred Stock–8.99%
Brazil – 6.99%
Bradespar 4.86%	182,000	3,458,264
Centrais Elecricas Brasileiras Class B 7.73%	260,685	3,337,008
Cia Paranaense de Energia Class B 3.67%	148,400	3,474,981
Eletropaulo Metropolitana Eletricidade de Sao Paulo 22.58%	162,561	3,413,011
Petroleo Brasiliero 4.76%	266,900	3,399,022
Telefonica Brasil 5.51%	112,790	3,489,993
Usinas Siderurgicas de Minas Gerais Class A 0.78%	519,828	3,419,678
Vale 6.09%	24,900	563,290
		24,555,247
Russia – 2.00%
=Surgutneftegaz 5.78%	4,896,975	3,472,935
=Transneft 0.57%	1,818	3,558,517
		7,031,452
Total Preferred Stock (Cost $32,852,053)		31,586,699
Short-Term Investment–3.17%
Money Market Mutual Fund – 3.17%
Dreyfus Treasury & Agency Cash Management Fund	11,154,025	11,154,025
Total Short-Term Investment (Cost $11,154,025)		11,154,025
Total Value of Securities–97.94%
(Cost $341,384,858)		344,168,768
«Receivables and Other Assets Net of Liabilities–2.06%		7,255,524
Net Assets Applicable to 29,296,671 Shares Outstanding–100.00%		$351,424,292

∆Securities have been classified by country of origin.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $7,031,452, which represented 2.00% of the Fund's net assets. See Note 1 in "Notes."
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
«Includes foreign currency valued at $4,717,082 with a cost of $4,688,405 and $896,000 cash pledged as collateral for future contracts.

The following foreign currency exchange contracts and futures contract were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	CZK	(57,815,000)	USD	3,100,000	4/4/12	(10,835)
MNB	HKD	271,740,000	USD	(35,000,000)	4/3/12	(6,641)
MNB	HUF	486,376,000	USD	(2,200,000)	4/4/12	1,419
MNB	KRW	14,915,836,292	USD	(13,230,302)	4/3/12	(56,716)
MNB	MYR	(1,558,252)	USD	510,317	4/4/12	1,556
MNB	PLN	15,834,480	USD	(5,100,000)	4/4/12	(9,420)
MNB	THB	(72,720,076)	USD	2,354,723	4/4/12	(2,640)
MNB	TWD	8,079,500	USD	(275,000)	4/4/12	(1,177)
MNB	ZAR	(99,452,600)	USD	13,000,000	4/10/12	55,564
						$(28,890)

Futures Contract

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
160 MINI MSCI Emerging Market	$8,323,670	$8,313,600	6/18/12	$(10,070)

The use of foreign currency exchange contracts and futures contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Summary of Abbreviations:
ADR – American Depositary Receipt
CZK – Czech Krona
GDR – Global Depositary Receipts
HKD – Hong Kong Dollar
HUF – Hungarian Forint
KRW – South Korean Won
MNB – Mellon National Bank
MYR – Malaysian Ringgit
NVDR – Non-Voting Depositary Receipt
PLN – Polish Zloty
THB – Thailand Baht
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in the foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$341,980,885
Aggregate unrealized appreciation	$ 19,529,410
Aggregate unrealized depreciation	(17,341,527)
Net unrealized appreciation	$ 2,187,883

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$301,428,044	$ -	$ -	$301,428,044
Short-Term Investment	11,154,025	-	-	11,154,025
Preferred Stock	24,555,247	-	7,031,452	31,586,699
Total	$337,137,316	$ -	$7,031,452	$344,168,768

Foreign Currency Exchange Contracts	$ -	$(28,890)	$ -	$ (28,890)
Futures Contract	$ -	$(10,070)	$ -	$ (10,070)

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Cohen & Steers Global Real Estate Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 96.31%
Australia – 6.56%
Commonwealth Property Office Fund	1,254,267	$1,279,620
Dexus Property Group	2,048,364	1,845,786
GPT Group	1,131,716	3,657,185
=†GPT Group In-Specie	4,536,115	0
Stockland	618,534	1,883,501
Westfield Group	754,255	6,898,167
Westfield Retail Trust	466,189	1,245,766
		16,810,025
Bermuda – 0.52%
†Orient-Express Hotels Class A	130,781	1,333,966
		1,333,966
Brazil – 1.62%
BR Malls Participacoes	102,043	1,319,100
BR Properties	133,090	1,700,029
MRV Engenharia e Participacoes	160,978	1,140,112
		4,159,241
Canada – 2.04%
Boardwalk Real Estate Investment Trust	26,354	1,508,509
Primaris Retail Real Estate Investment Trust	22,679	491,979
RioCan REIT	118,612	3,213,957
		5,214,445
■China – 1.23%
Agile Property Holdings	508,000	586,134
Country Garden Holdings	6,706,000	2,573,385
		3,159,519
France – 4.12%
Gecina	16,131	1,685,337
†ICADE	21,796	1,944,374
Unibail-Rodamco	34,561	6,911,537
		10,541,248
Germany – 1.24%
Deutsche Wohnen	215,387	3,182,740
		3,182,740
□Hong Kong – 14.25%
China Overseas Land & Investment	1,724,150	3,277,075
China Resources Land	8	14
Hang Lung Properties	1,059,000	3,879,745
Henderson Land Development	207,000	1,142,211
Hongkong Land Holdings	1,145,600	6,655,936
Hysan Development	16,000	64,077
Kerry Properties	403,000	1,813,749
Link REIT	689,502	2,566,010
Shagri-La Asia	494,001	1,080,166
Sino Land	1,873,200	2,991,099
Sun Hung Kai Properties	711,443	8,840,817
Wharf Holdings	772,580	4,198,372
		36,509,271
Indonesia – 0.21%
Ciputra Development	6,808,000	536,063
		536,063
Japan – 5.88%
Advance Residence Investment	565	1,072,193
Mitsubishi Estate	241,000	4,296,865
Mitsui Fudosan	268,620	5,136,504
Nippon Building Fund	268	2,544,519
Nomura Real Estate	113,500	2,000,320
		15,050,401
Netherlands – 1.20%
Corio	19,936	1,051,541
Eurocommercial Properties CVA	53,610	2,031,230
		3,082,771
Norway – 0.16%
Norwegian Property	267,070	416,505
		416,505
Philippines – 1.57%
Ayala Land	1,888,600	912,845
SM Prime Holdings	7,874,439	3,099,884
		4,012,729
Singapore – 4.23%
CapitaCommerical Trust	1,754,000	1,702,506
CapitaLand	1,068,000	2,651,094
CapitaMall Trust	1,339,000	1,922,902
CapitaMalls Asia	980,000	1,274,803
†Global Logistic Properties	1,878,000	3,287,135
		10,838,440
Sweden – 1.73%
Castellum	106,406	1,340,549
Fabege	357,777	3,085,171
		4,425,720
United Kingdom – 4.69%
British Land	482,001	3,699,724
Derwent London	93,846	2,619,280
Hammerson	355,178	2,360,980
Land Securities Group	288,219	3,330,666
		12,010,650
United States – 45.06%
Alexandria Real Estate Equities	38,335	2,803,439
American Assets Trust	53,798	1,226,594
Apartment Investment & Management Class A	120,035	3,170,124
AvalonBay Communities	19,409	2,743,462
BioMed Realty Trust	34,336	651,697
Boston Properties	18,143	1,904,834
Brookfield Properties	256,935	4,483,516
Colonial Properties Trust	56,097	1,218,988
CubeSmart	119,810	1,425,739
Douglas Emmett	60,979	1,390,931
DuPont Fabros Technology	76,241	1,864,092
Education Realty Trust	165,999	1,799,429
Equity Lifestyle Properties	29,447	2,053,634
Equity Residential	100,776	6,310,593
Extra Space Storage	96,116	2,767,180
†First Industrial Realty Trust	166,804	2,060,029
General Growth Properties	296,811	5,042,819
HCP	63,227	2,494,937
Hersha Hospitality Trust	186,927	1,020,621
Host Hotels & Resorts	279,430	4,588,241
†Hyatt Hotels Class A	71,018	3,033,889
Kilroy Realty	56,416	2,629,550
Liberty Property Trust	54,536	1,948,026
ProLogis	189,652	6,831,265
Public Storage	40,732	5,627,940
Regency Centers	61,365	2,729,515
Simon Property Group	105,118	15,313,584
SL Green Realty	57,568	4,464,398
Starwood Hotels & Resorts Worldwide	23,267	1,312,491
Tanger Factory Outlet Centers	59,865	1,779,786
Taubman Centers	28,133	2,052,302
UDR	54,705	1,461,171
Ventas	123,175	7,033,294
Vornado Realty Trust	75,448	6,352,722
Weingarten Realty Investors	69,625	1,840,189
		115,431,021
Total Common Stock (Cost $198,159,771)		246,714,755

Short-Term Investment – 2.20%
Money Market Mutual Fund – 2.20%
Dreyfus Treasury & Agency Cash Management Fund	5,640,936	5,640,936
Total Short-Term Investment (Cost $5,640,936)		5,640,936
Total Value of Securities – 98.51%
(Cost $203,800,707)		252,355,691
«Receivables and Other Assets Net of Liabilities – 1.49%		3,827,838
Net Assets Applicable to 33,896,230 Shares Outstanding – 100.00%		$256,183,529

ΔSecurities have been classified by country of origin.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 "Notes."
†Non income producing security.
□Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
«Includes foreign currency valued at $123,188 with a cost of $123,499.

The following foreign currency exchange contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	AUD	(964,706)	USD	999,609	4/4/12	$981
MNB	CAD	(8,414)	USD	8,434	4/3/12	–
MNB	HKD	160,660	USD	(20,695)	4/2/12	(6)
MNB	HKD	(24,190,321)	USD	3,115,342	4/3/12	230
MNB	NOK	929,713	USD	(162,035)	4/2/12	1,226
MNB	NOK	280,504	USD	(48,808)	4/3/12	447
MNB	NOK	122,853	USD	(21,592)	4/4/12	(21)
MNB	SGD	381,917	USD	(303,472)	4/2/12	384
MNB	SGD	272,879	USD	(216,418)	4/3/12	688
						$3,929

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CVA–Dutch Certificate
HKD–Hong Kong Dollar
MNB–Mellon National Bank
NOK–Norwegian Krone
SGD–Singapore Dollar
REIT–Real Estate Investment Trust
USD–United States Dollar
__________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Cohen & Steers Global Real Estate Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is record on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$224,832,621
Aggregate unrealized appreciation	$ 50,379,072
Aggregate unrealized depreciation	(22,856,002)
Net unrealized appreciation	$ 27,523,070

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $78,726,826 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years will expire as follows: $32,742,224 expires in 2016 and $43,681,858 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. At December 31, 2011, short-term losses of $2,302,744 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$246,714,755	$ -	$246,714,755
Short-Term Investment	5,640,936	-	5,640,936
Total	$252,355,691	$ -	$252,355,691

Foreign Currency Exchange Contracts	$ -	$3,929	$ 3,929

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/11	$ 511,079
Sales	(544,065)
Net realized gain	77,124
Net change in unrealized appreciation (depreciation)	(44,138)
Balance as of 3/31/12	$ -
Net change in unrealized
appreciation (depreciation)
from Level 3 investments
still held as of 3/31/12	$ –

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day- to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Global Income Fund

March 31, 2012
		Principal	Value
		Amount¡	(U.S. $)
∆Corporate Bonds – 9.75%
Germany – 6.85%
Bayerische Landesbank 1.40% 4/22/13	JPY	1,200,000,000	$14,613,329
KFW
1.35% 1/20/14	JPY	1,500,000,000	18,504,421
2.05% 2/16/26	JPY	815,000,000	10,695,052
			43,812,802
Netherlands – 1.21%
Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	450,000,000	5,788,522
•ING Bank 6.125% 5/29/23	EUR	1,500,000	1,984,599
			7,773,121
Norway – 0.85%
Eksportfinans 1.60% 3/20/14	JPY	485,000,000	5,453,296
			5,453,296
United Kingdom – 0.84%
HSBC Holdings
6.00% 6/10/19	EUR	2,380,000	3,505,363
6.25% 3/19/18	EUR	200,000	297,196
Lloyds TSB Bank 5.375% 9/3/19	EUR	1,100,000	1,546,099
			5,348,658
Total Corporate Bonds (Cost $62,962,955)			62,387,877
Municipal Bonds – 0.24%
California State Taxable Build America Bonds
6.65% 3/1/22		35,000	42,029
7.625% 3/1/40		725,000	945,008
California State Various Purposes 7.55% 4/1/39		25,000	32,462
Detroit, Michigan District State Aid 4.50% 11/1/23		10,000	10,606
Illinois State 4.421% 1/1/15		340,000	357,190
Tulare, California Sewer Revenue Taxable Build America Bond 8.75% 11/15/44 (AGM)		115,000	128,215
Total Municipal Bonds (Cost $1,283,981)			1,515,510
∆Regional Bonds – 3.06%
Australia – 3.06%
New South Wales Treasury
5.50% 8/1/13	AUD	1,260,000	1,331,054
5.50% 3/1/17	AUD	960,000	1,050,377
6.00% 5/1/12	AUD	900,000	933,540
Queensland Treasury
6.00% 8/14/13	AUD	1,370,000	1,457,498
6.00% 8/21/13	AUD	5,595,000	5,941,026
6.00% 9/14/17	AUD	940,000	1,049,391
Western Australia Treasury
5.50% 7/17/12	AUD	6,390,000	6,642,525
8.00% 6/15/13	AUD	1,065,000	1,154,896
Total Regional Bonds (Cost $18,072,734)			19,560,307
∆Sovereign Bonds – 71.94%
Argentina – 0.11%
•Argentina Bonos 0.785% 8/3/12		5,595,000	671,400
			671,400
Australia – 0.78%
Australian Government 5.75% 4/15/12	AUD	4,800,000	4,974,846
		4,974,846
Austria – 2.17%
Republic of Austria
3.50% 7/15/15	EUR	4,250,000	6,111,075
6.25% 7/15/27	EUR	4,330,000	7,789,257
			13,900,332
Brazil – 0.82%
Brazil Notas do Tesouro Nacional
Series B
6.00% 5/15/13	BRL	15,500	190,685
6.00% 5/15/15	BRL	146,500	1,835,425
6.00% 8/15/16	BRL	38,000	471,951
6.00% 8/15/18	BRL	36,000	451,102
6.00% 5/15/45	BRL	50,000	669,105
Series F 10.00% 1/1/17	BRL	3,000,000	1,603,451
			5,221,719
Canada – 2.19%
Canada Government 3.50% 1/13/20	EUR	9,200,000	14,003,971
			14,003,971
Denmark – 2.01%
Denmark Kingdom 3.125% 3/17/14	EUR	9,200,000	12,870,900
			12,870,900
Finland – 2.15%
Finnish Government
3.50% 4/15/21	EUR	2,110,000	3,101,111
5.375% 7/4/13	EUR	7,500,000	10,631,785
			13,732,896
France – 2.17%
France O.A.T. 5.50% 4/25/29	EUR	8,300,000	13,875,738
			13,875,738
Germany – 1.14%
Bundesobligation 2.25% 4/11/14	EUR	1,550,000	2,153,056
Bundesschatzanweisungen 1.75% 6/14/13	EUR	220,709	299,947
Deutschland Republic
3.25% 7/4/21	EUR	500,000	754,350
3.50% 7/4/19	EUR	970,000	1,487,265
3.75% 1/4/17	EUR	1,710,000	2,597,465
			7,292,083
Hungary – 1.57%
Hungary Government
5.50% 2/12/14	HUF	57,400,000	248,400
5.50% 2/12/16	HUF	230,900,000	943,646
6.50% 6/24/19	HUF	37,300,000	148,057
6.75% 2/12/13	HUF	29,700,000	133,322
6.75% 8/22/14	HUF	169,600,000	747,899
6.75% 2/24/17	HUF	37,800,000	157,868
6.75% 11/24/17	HUF	139,800,000	576,900
7.00% 6/24/22	HUF	23,200,000	91,642
7.50% 10/24/13	HUF	23,200,000	104,598
7.50% 11/12/20	HUF	2,600,000	10,767
8.00% 2/12/15	HUF	26,700,000	119,186
≠Hungary Treasury Bill 0.092% 8/22/12	HUF	47,000,000	206,962
Republic of Hungary
3.875% 2/24/20	EUR	490,000	501,748
4.375% 7/4/17	EUR	470,000	525,647
5.75% 6/11/18	EUR	500,000	583,225
6.00% 1/11/19	EUR	200,000	236,269
6.25% 1/29/20		2,542,000	2,331,752
6.375% 3/29/21		2,580,000	2,373,601
			10,041,489
Indonesia – 1.73%
Indonesia Government
10.00% 9/15/24	IDR	25,030,000,000	3,582,014
10.00% 2/15/28	IDR	7,040,000,000	1,018,164
11.00% 12/15/12	IDR	10,500,000,000	1,205,122
12.80% 6/15/21	IDR	29,990,000,000	4,854,637
≠Indonesia Treasury Bill 4.50% 9/14/12	IDR	3,626,000,000	389,203
			11,049,140
Ireland – 2.09%
Irish Government
4.40% 6/18/19	EUR	370,000	439,428
4.50% 10/18/18	EUR	265,000	322,293
4.50% 4/18/20	EUR	1,163,000	1,349,459
4.60% 4/18/16	EUR	228,000	300,283
5.00% 10/18/20	EUR	3,381,000	4,008,438
5.40% 3/13/25	EUR	4,965,000	5,782,619
5.90% 10/18/19	EUR	909,000	1,159,602
			13,362,122
Israel – 1.73%
Israel Government Bond-Shahar
3.50% 9/30/13	ILS	25,251,000	6,892,448
5.00% 3/31/13	ILS	1,860,000	513,928
≠Israel Treasury Bills-Makam
3.201% 4/4/12	ILS	3,640,000	981,759
3.408% 5/2/12	ILS	10,030,000	2,700,093
			11,088,228
Japan – 11.77%
Development Bank of Japan
1.60% 6/20/14	JPY	240,000,000	2,991,890
2.30% 3/19/26	JPY	70,000,000	955,945
Japan Government 10 Yr Bonds
1.00% 9/20/21	JPY	740,000,000	8,995,087
1.40% 9/20/13	JPY	620,000,000	7,630,318
1.50% 9/20/18	JPY	970,000,000	12,437,735
1.70% 3/20/17	JPY	860,400,000	11,102,688
1.90% 6/20/16	JPY	325,000,000	4,195,187
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	800,000,000	10,517,925
2.00% 9/20/25	JPY	385,500,000	5,037,484
2.10% 9/20/24	JPY	550,000,000	7,303,968
2.10% 12/20/26	JPY	160,000,000	2,097,988
Japan Government 30 Yr Bond 2.40% 12/20/34	JPY	150,000,000	2,007,920
			75,274,135
Malaysia – 5.40%
≠Bank Negara Malaysia Monetary Notes
2.75% 4/24/12	MYR	30,000	9,782
2.758% 5/17/12	MYR	1,395,000	453,987
2.825% 10/18/12	MYR	1,890,000	607,506
2.829% 11/1/12	MYR	70,000	22,476
2.830% 12/20/12	MYR	3,565,000	1,140,130
2.837% 8/14/12	MYR	1,080,000	348,971
2.847% 9/27/12	MYR	1,730,000	557,033
2.85% 6/12/12	MYR	60,000	19,486
2.85% 6/28/12	MYR	120,000	38,921
2.85% 7/26/12	MYR	30,000	9,708
2.858% 2/19/13	MYR	3,200,000	1,018,419
2.870% 4/12/12	MYR	35,000	11,424
2.871% 2/26/13	MYR	2,050,000	652,057
2.877% 4/17/12	MYR	14,000	4,566
2.885% 1/10/13	MYR	1,161,000	370,697
2.893% 8/2/12	MYR	700,000	226,378
2.900% 4/19/12	MYR	600,000	195,720
2.901% 1/17/13	MYR	2,520,000	804,157
2.915% 6/14/12	MYR	310,000	100,661
2.917% 4/17/12	MYR	17,000	5,546
2.949% 5/29/12	MYR	2,080,000	676,240
2.95% 4/26/12	MYR	755,000	246,137
2.958% 4/5/12	MYR	470,000	153,494
≠Malaysia Treasury Bill 2.78% 4/13/12	MYR	40,000	13,055
Malaysian Government
2.509% 8/27/12	MYR	23,070,000	7,519,264
3.21% 5/31/13	MYR	11,525,000	3,770,933
3.461% 7/31/13	MYR	6,090,000	1,999,300
3.70% 5/15/13	MYR	1,630,000	536,158
3.702% 2/25/13	MYR	15,016,000	4,933,046
3.718% 6/15/12	MYR	23,044,000	7,536,282
5.094% 4/30/14	MYR	1,750,000	594,144
			34,575,678
Mexico – 4.01%
Mexican Bonos
6.50% 6/10/21	MXN	74,400,000	5,960,555
7.00% 6/19/14	MXN	5,990,000	491,941
7.50% 6/21/12	MXN	910,000	71,765
7.75% 12/14/17	MXN	24,000,000	2,087,286
8.00% 12/19/13	MXN	76,176,000	6,278,489
8.50% 12/13/18	MXN	63,000,000	5,722,056
9.00% 12/20/12	MXN	8,370,000	675,454
9.00% 6/20/13	MXN	42,910,000	3,528,535
9.50% 12/18/14	MXN	7,730,000	674,788
Mexican Udibonos
3.50% 12/14/17	MXN	999,585	84,700
5.00% 6/16/16	MXN	1,237,582	109,207
			25,684,776
Netherlands – 1.14%
Netherlands Government 7.50% 1/15/23	EUR	3,700,000	7,322,041
			7,322,041
Norway – 0.80%
≠Norwegian Treasury Bill 1.488% 3/20/13	NOK	29,500,000	5,103,956
			5,103,956
Peru – 0.03%
Peru Government 7.84% 8/12/20	PEN	427,000	185,947
			185,947
Philippines – 1.13%
Philippine Government Bonds
5.25% 9/24/12	PHP	11,190,000	264,214
5.25% 1/7/13	PHP	14,700,000	348,941
6.25% 1/27/14	PHP	166,860,000	4,102,248
7.00% 1/27/16	PHP	10,500,000	268,062
8.75% 3/3/13	PHP	38,480,000	943,360
9.125% 9/4/16	PHP	6,310,000	174,743
≠Philippine Treasury Bills
1.196% 8/22/12	PHP	6,810,000	157,055
1.675% 10/31/12	PHP	1,060,000	24,369
1.730% 1/9/13	PHP	1,150,000	26,258
1.783% 7/11/12	PHP	3,010,000	69,677
1.842% 9/5/12	PHP	17,760,000	409,705
2.152% 3/6/13	PHP	16,190,000	369,070
2.191% 3/20/13	PHP	3,280,000	74,697
			7,232,399
Poland – 7.71%
Poland Government Bonds
^0.135 1/25/14	PLN	2,940,000	872,788
^0.161% 10/25/12	PLN	6,540,000	2,049,975
^0.276% 1/25/13	PLN	22,264,000	6,907,877
^4.646% 7/25/12	PLN	1,355,000	429,852
^4.655% 7/25/13	PLN	6,695,000	2,037,229
4.75% 4/25/12	PLN	2,806,000	902,656
5.00% 10/24/13	PLN	10,310,000	3,340,021
5.25% 4/25/13	PLN	13,110,000	4,250,844
5.25% 10/25/17	PLN	14,000,000	4,560,533
5.25% 10/25/20	PLN	34,800,000	11,070,526
5.50% 4/25/15	PLN	985,000	323,942
5.50% 10/25/19	PLN	17,850,000	5,824,108
5.75% 4/25/14	PLN	15,380,000	5,058,950
6.25% 10/24/15	PLN	2,680,000	903,472
Republic of Poland 6.375% 7/15/19		680,000	793,900
			49,326,673
Republic of Korea – 6.94%
Korea Monetary Stabilization Bond 3.90% 8/2/13	KRW	3,700,000,000	3,283,563
Korea Treasury Bonds
3.00% 12/10/13	KRW	20,977,430,000	18,390,584
3.75% 6/10/13	KRW	7,864,150,000	6,972,102
4.00% 6/10/12	KRW	6,599,000,000	5,836,142
4.25% 12/10/12	KRW	8,122,000,000	7,215,033
5.25% 3/10/13	KRW	3,021,000,000	2,713,655
			44,411,079
Republic of Lithuania – 0.58%
#Lithuania Government International Bonds 144A
6.125% 3/9/21		1,640,000	1,763,000
6.75% 1/15/15		660,000	716,100
7.375% 2/11/20		1,060,000	1,245,500
			3,724,600
Republic of Vietnam – 0.13%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	834,100
			834,100
Russia – 0.43%
Russian-Eurobond
7.50% 3/31/30		321,475	386,172
#144A 7.50% 3/31/30		1,945,550	2,337,092
			2,723,264
Singapore – 1.99%
Singapore Government Bonds
0.25% 2/1/14	SGD	7,010,000	5,582,735
1.625% 4/1/13	SGD	3,220,000	2,599,018
2.50% 10/1/12	SGD	520,000	418,419
2.625% 4/1/12	SGD	3,500,000	2,784,629
3.50% 7/1/12	SGD	190,000	152,405
≠Singapore Treasury Bills
0.079% 5/2/12	SGD	560,000	445,463
0.189% 11/1/12	SGD	950,000	754,662
			12,737,331
Slovakia – 0.38%
Slovakia Government 4.90% 2/11/14	EUR	1,749,324	2,461,766
			2,461,766
Slovenia – 0.69%
Republic of Slovenia 4.375% 2/6/19	EUR	3,400,000	4,439,187
			4,439,187
South Africa – 0.08%
South Africa Government International Bonds
5.50% 3/9/20		140,000	156,800
6.875% 5/27/19		305,000	368,669
			525,469
Supranational – 1.86%
European Union 2.75% 6/3/16	EUR	8,450,000	11,872,906
			11,872,906
Sweden – 4.48%
Kommuninvest I Sverige 1.75% 10/8/12	SEK	2,480,000	374,605
Sweden Government
1.50% 8/30/13	SEK	42,890,000	6,513,589
5.50% 10/8/12	SEK	140,950,000	21,742,953
			28,631,147
Ukraine – 0.73%
#Financing of Infrastrucural Projects State Enterprise 144A 7.40% 4/20/18		200,000	162,500
#Ukraine Government 144A
4.95% 10/13/15	EUR	100,000	115,027
6.25% 6/17/16		200,000	175,000
7.65% 6/11/13		100,000	96,875
7.75% 9/23/20		2,940,000	2,528,400
7.95% 2/23/21		1,850,000	1,600,250
			4,678,052
United Kingdom – 0.95%
United Kingdom Gilt 5.25% 6/7/12	GBP	3,774,000	6,088,895
			6,088,895
Venezuela – 0.05%
Venezuela Government International Bond 10.75% 9/19/13		300,000	314,250
			314,250
Total Sovereign Bonds (Cost $457,683,580)			460,232,515
Supranational Banks – 5.12%
Asian Development Bank 2.35% 6/21/27	JPY	400,000,000	5,417,566
European Investment Bank
1.40% 6/20/17	JPY	1,100,000,000	13,954,221
5.375% 7/16/12	NOK	3,000,000	531,946
Nordic Investment Bank 1.70% 4/27/17	JPY	1,000,000,000	12,851,652
Total Supranational Banks (Cost $31,113,126)			32,755,385
Short-Term Investments – 7.83%
≠Discount Note – 1.63%
Federal Farm Credit 0.010% 4/2/12		10,430,000	10,429,997
			10,429,997
		Number
		of Shares
Money Market Mutual Fund – 6.20%
Dreyfus Treasury & Agency Cash Management Fund		39,682,211	39,682,211
			39,682,211
Total Short-Term Investments (Cost $50,112,208)			50,112,208
Total Value of Securities – 97.94%
(Cost $621,228,584)			626,563,802
«Receivables and Other Assets Net of Liabilities – 2.06%			13,191,600
Net Assets Applicable to 55,489,391 Shares Outstanding – 100.00%			$639,755,402

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
∆Securities have been classified by country of origin.
•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
≠The rate shown is the effective yield at the time of purchase.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $11,573,844, which represented 1.81% of the Fund's net assets. See Note 4 in "Notes."
«Includes foreign currency valued at $3,670,465 with a cost of $3,634,547.

The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	CLP	46,970,000	USD	(88,598)	12/6/12	$ 8,407
BAML	JPY	(32,332,000)	USD	417,093	6/26/12	26,218
BCLY	AUD	161,000	JPY	(13,068,370)	8/9/12	6,300
BCLY	CLP	64,000,000	USD	(129,110)	2/13/13	3,170
BCLY	CLP	173,000,000	USD	(347,485)	2/20/13	10,113
BCLY	EUR	(2,359,818)	SEK	21,800,000	11/16/12	114,843
BCLY	EUR	(60,000)	USD	88,204	5/7/12	8,171
BCLY	EUR	(268,000)	USD	375,495	7/19/12	17,850
BCLY	EUR	(59,984)	USD	85,417	7/31/12	5,362
BCLY	EUR	(48,730)	USD	69,060	8/1/12	4,024
BCLY	EUR	(48,862)	USD	69,663	8/2/12	4,450
BCLY	EUR	(258,114)	USD	366,677	8/6/12	22,183
BCLY	EUR	(1,959,000)	USD	2,814,798	8/20/12	199,949
BCLY	EUR	(94,089)	USD	135,300	8/23/12	9,709
BCLY	EUR	(156,915)	USD	225,110	8/24/12	15,656
BCLY	EUR	(263,450)	USD	379,212	8/27/12	27,546
BCLY	EUR	(97,013)	USD	136,216	9/10/12	6,706
BCLY	EUR	(94,794)	USD	132,522	9/12/12	5,972
BCLY	EUR	(270,158)	USD	369,529	9/14/12	8,863
BCLY	EUR	(63,718)	USD	88,326	9/19/12	3,258
BCLY	EUR	(153,728)	USD	209,150	9/24/12	3,906
BCLY	EUR	(71,749)	USD	98,590	10/24/12	2,777
BCLY	EUR	(545,488)	USD	756,810	10/25/12	28,364
BCLY	EUR	(767,000)	USD	1,062,134	10/26/12	37,873
BCLY	EUR	(174,440)	USD	240,483	11/5/12	7,517
BCLY	EUR	(110,916)	USD	152,526	11/8/12	4,394
BCLY	EUR	(81,717)	USD	111,491	11/15/12	2,349
BCLY	EUR	(22,847)	USD	31,320	11/19/12	804
BCLY	EUR	(81,085)	USD	110,032	11/21/12	1,730
BCLY	EUR	(292,994)	USD	397,681	11/23/12	6,335
BCLY	EUR	(395,000)	USD	531,947	12/12/12	4,282
BCLY	EUR	(384,227)	USD	509,677	2/1/13	(3,783)
BCLY	EUR	(108,000)	USD	143,316	2/11/13	(1,020)
BCLY	EUR	(841,530)	USD	1,105,945	3/1/13	(18,854)
BCLY	EUR	(145,209)	USD	192,750	3/5/13	(1,343)
BCLY	GBP	3,813	USD	(6,076)	6/6/12	20
BCLY	GBP	227,151	USD	(358,444)	6/13/12	4,682
BCLY	GBP	116,896	USD	(184,988)	6/28/12	1,867
BCLY	GBP	534,003	USD	(848,050)	6/29/12	5,531
BCLY	JPY	(47,109,000)	USD	608,329	6/29/12	38,791
BCLY	JPY	(11,394,000)	USD	149,665	8/22/12	11,821
BCLY	JPY	(34,125,000)	USD	447,453	8/27/12	34,583
BCLY	JPY	(26,900,000)	USD	353,018	8/30/12	27,550
BCLY	JPY	(24,430,094)	USD	315,207	9/18/12	19,552
BCLY	JPY	(5,297,000)	USD	68,667	11/13/12	4,498
BCLY	JPY	(12,889,000)	USD	167,173	11/14/12	11,029
BCLY	JPY	(37,115,000)	USD	487,073	11/19/12	37,404
BCLY	JPY	(41,691,000)	USD	547,845	11/21/12	42,715
BCLY	JPY	(30,700,000)	USD	402,517	1/11/13	30,198
BCLY	JPY	(35,290,000)	USD	461,639	1/15/13	33,622
BCLY	JPY	(49,760,000)	USD	644,476	1/28/13	40,810
BCLY	JPY	(60,393,560)	USD	726,041	3/5/13	(7,123)
BCLY	SGD	394,000	USD	(312,947)	8/17/12	739
BCLY	SGD	135,752	USD	(109,416)	2/13/13	(1,171)
CITI	AUD	161,000	JPY	(13,075,373)	8/9/12	6,215
CITI	CLP	509,600,000	USD	(980,000)	11/16/12	72,204
CITI	EUR	(114,169)	USD	160,288	8/8/12	7,909
CITI	EUR	(32,800)	USD	46,151	8/9/12	2,374
CITI	EUR	(213,050)	USD	296,602	10/26/12	12,092
CITI	EUR	(126,500)	USD	164,403	1/28/13	(4,640)
CITI	EUR	(45,000)	USD	58,856	2/8/13	(1,282)
CITI	EUR	(2,897,361)	USD	3,810,580	2/25/13	(61,959)
CITI	EUR	(162,300)	USD	213,122	3/1/13	(3,811)
CITI	EUR	(319,130)	USD	421,047	3/10/13	(5,533)
CITI	GBP	30,730	USD	(49,012)	6/6/12	116
CITI	GBP	46,705	USD	(73,736)	6/26/12	921
CITI	JPY	(25,100,000)	USD	305,773	4/20/12	2,519
CITI	JPY	(36,565,000)	USD	454,941	5/10/12	13,089
CITI	JPY	(11,693,000)	USD	151,076	6/15/12	9,730
CITI	JPY	(22,764,000)	USD	299,684	8/23/12	24,282
CITI	JPY	(105,000,000)	USD	1,377,899	10/22/12	106,432
CITI	JPY	(5,392,769)	USD	69,619	11/8/12	4,296
CITI	JPY	(15,350,000)	USD	201,206	1/10/13	15,050
CITI	JPY	(24,520,467)	USD	297,795	3/1/13	145
CITI	JPY	(34,641,000)	USD	416,859	3/2/13	(3,651)
CITI	MXN	2,820,000	USD	(220,235)	4/3/12	104
CITI	NOK	(7,374,000)	USD	1,293,624	4/3/12	(1,224)
CSFB	EUR	(82,000)	USD	120,212	5/7/12	10,833
CSFB	EUR	(784,000)	USD	1,125,981	8/20/12	79,507
CSFB	EUR	(1,180,000)	USD	1,595,335	9/28/12	19,863
CSFB	GBP	320,228	USD	(508,810)	7/2/12	3,050
CSFB	JPY	(170,648,500)	USD	2,090,000	5/29/12	27,539
CSFB	JPY	(22,597,000)	USD	296,977	8/23/12	23,596
CSFB	SGD	1,390,000	USD	(1,104,753)	3/10/13	3,824
DB		AUD	161,000	JPY	(13,087,690)	8/9/12
DB		AUD	140,000	USD	(141,302)	9/13/12
DB		AUD	3,974,314	USD	(3,930,000)	11/16/12
DB		CLP	595,612,500	USD	(1,223,777)	5/9/12
DB		CLP	24,670,000	USD	(46,812)	12/6/12
DB		CLP	376,500,000	USD	(700,856)	1/4/13
DB		CLP	35,450,000	USD	(67,255)	1/9/13
DB		CLP	49,800,000	USD	(94,479)	1/10/13
DB		CLP	36,980,000	USD	(73,222)	2/5/13
DB		CLP	35,800,000	USD	(70,818)	2/6/13
DB		CLP	55,800,000	USD	(111,013)	2/10/13
DB		CLP	64,100,000	USD	(129,104)	2/11/13
DB		CLP	63,300,000	USD	(127,231)	2/15/13
DB		CLP	55,800,000	USD	(111,430)	2/20/13
DB		CLP	54,420,000	USD	(108,514)	2/25/13
DB		EUR	(703,957)	NOK	5,550,000	5/29/12
DB		EUR	(906,648)	PLN	3,846,000	8/16/12
DB		EUR	(356,992)	PLN	1,518,347	8/22/12
DB		EUR	(232,087)	PLN	989,851	9/6/12
DB		EUR	(316,403)	PLN	1,358,000	9/10/12
DB		EUR	(959,444)	PLN	4,140,000	9/12/12
DB		EUR	(457,597)	PLN	2,120,000	1/9/13
DB		EUR	(1,133,724)	SEK	10,250,000	9/12/12
DB		EUR	(1,140,118)	SEK	10,250,000	9/13/12
DB		EUR	140,400	USD	(187,350)	4/3/12
DB		EUR	(371,000)	USD	521,162	4/4/12
DB		EUR	(249,000)	USD	348,511	4/5/12
DB		EUR	(384,000)	USD	540,826	4/10/12
DB		EUR	(7,360,000)	USD	10,503,456	4/16/12
DB		EUR	(193,000)	USD	272,873	4/23/12
DB		EUR	(97,000)	USD	141,872	5/7/12
DB		EUR	(60,000)	USD	86,565	5/9/12
DB		EUR	(606,438)	USD	857,388	5/11/12
DB		EUR	(124,000)	USD	173,718	5/18/12
DB		EUR	(181,000)	USD	252,890	5/21/12
DB		EUR	(875,000)	USD	1,170,684	5/25/12
DB		EUR	(80,070)	USD	114,587	6/6/12
DB		EUR	(207,300)	USD	298,543	6/7/12
DB		EUR	(952,600)	USD	1,373,930	6/11/12
DB		EUR	(396,000)	USD	568,141	6/13/12
DB		EUR	(82,000)	USD	117,167	6/14/12
DB		EUR	(228,000)	USD	319,437	7/16/12
DB		EUR	(357,000)	USD	500,760	7/18/12
DB		EUR	(196,000)	USD	273,391	7/20/12
DB		EUR	(268,385)	USD	376,955	7/23/12
DB		EUR	(39,900)	USD	56,764	7/25/12
DB		EUR	(9,978)	USD	14,203	7/27/12
DB		EUR	(703,800)	USD	995,273	8/6/12
DB		EUR	(685,800)	USD	965,092	8/8/12
DB		EUR	(519,000)	USD	734,910	8/9/12
DB		EUR	(203,000)	USD	286,898	8/10/12
DB		EUR	(385,000)	USD	545,283	8/13/12
DB		EUR	(784,000)	USD	1,124,232	8/20/12
DB		EUR	(94,859)	USD	135,800	8/29/12
DB		EUR	(4,453)	USD	6,440	8/31/12
DB		EUR	(51,000)	USD	72,360	9/6/12
DB		EUR	(112,000)	USD	156,667	9/10/12
DB		EUR	(51,000)	USD	69,784	9/13/12
DB		EUR	(809,000)	USD	1,105,529	9/24/12
DB		EUR	(376,000)	USD	508,687	9/26/12
DB		EUR	(4,140,000)	USD	5,609,488	9/28/12
DB		EUR	(1,200,000)	USD	1,585,044	10/9/12
DB		EUR	(775,000)	USD	1,075,018	10/29/12
DB		EUR	(416,044)	USD	586,543	10/31/12
DB		EUR	(24,586)	USD	34,198	11/2/12
DB		EUR	(187,000)	USD	258,103	11/5/12
DB		EUR	(143,000)	USD	197,025	11/7/12
DB		EUR	(2,370,000)	USD	3,238,676	11/16/12
DB		EUR	(590,000)	USD	789,479	12/1/12
DB		EUR	(400,000)	USD	538,360	12/3/12
DB		EUR	(5,337,821)	USD	6,960,519	12/17/12
DB		EUR	(1,267,675)	USD	1,648,218	1/7/13
DB		EUR	(471,000)	USD	628,031	2/1/13
DB		EUR	(1,898,000)	USD	2,508,207	2/11/13
DB		EUR	(8,890,148)	USD	11,848,173	2/20/13
DB		EUR	(269,000)	USD	354,838	3/10/13
DB		EUR	(77,628)	USD	103,727	3/15/13
DB		EUR	(112,778)	USD	149,820	3/16/13
DB		EUR	(140,400)	USD	187,771	3/21/13
DB		GBP	373,062	USD	(590,781)	6/27/12
DB		GBP	2,090,000	USD	(3,344,627)	9/12/12
DB		GBP	826,811	USD	(1,310,000)	11/16/12
DB		HUF	152,100,000	USD	(693,617)	9/28/12
DB		IDR	764,000,000	USD	(82,621)	6/26/12
DB		IDR	817,000,000	USD	(83,602)	9/26/12
DB		ILS	(140,000)	USD	37,736	4/3/12
DB		INR	198,968,000	USD	(4,180,000)	5/29/12
DB		INR	3,790,000	USD	(80,215)	8/24/12
DB		INR	2,680,000	USD	(56,470)	9/6/12
DB		INR	7,442,000	USD	(144,073)	10/29/12
DB		INR	15,716,000	USD	(305,522)	10/31/12
DB		INR	71,318,400	USD	(1,360,000)	11/19/12
DB		JPY	(24,447,000)	USD	304,094	5/11/12
DB		JPY	(13,955,000)	USD	182,655	8/20/12
DB		JPY	(11,408,000)	USD	149,831	8/22/12
DB		JPY	(11,260,000)	USD	148,477	8/23/12
DB		JPY	(23,347,000)	USD	307,230	8/27/12
DB		JPY	(29,985,000)	USD	392,664	11/16/12
DB		JPY	(28,991,000)	USD	381,330	1/7/13
DB		JPY	(15,400,000)	USD	201,782	1/15/13
DB		JPY	(41,390,576)	USD	535,405	1/28/13
DB		JPY	(5,937,630)	USD	76,886	2/15/13
DB		KRW	1,022,000,000	USD	(874,922)	6/27/12
DB		MYR	66,000	USD	(20,681)	9/26/12
DB		MYR	2,161,515	USD	(701,631)	3/3/13
DB		MYR	173,500	USD	(55,440)	3/5/13
DB		MYR	173,500	USD	(55,509)	3/10/13
DB		PHP	5,895,000	USD	(132,487)	9/24/12
DB		PHP	6,490,000	USD	(149,024)	10/4/12
DB		PHP	7,760,000	USD	(178,186)	10/5/12
DB		PHP	6,370,000	USD	(146,353)	10/9/12
DB		PHP	5,097,000	USD	(117,092)	10/11/12
DB		PHP	1,518,000	USD	(34,777)	10/12/12
DB		PHP	1,434,000	USD	(32,837)	10/19/12
DB		PHP	5,734,000	USD	(131,333)	10/22/12
DB		PHP	10,300,000	USD	(238,205)	11/14/12
DB		PHP	1,417,000	USD	(32,353)	1/22/13
DB		PHP	7,500,000	USD	(174,281)	1/25/13
DB		PHP	17,056,000	USD	(395,272)	1/31/13
DB		PLN	4,423,065	USD	(1,541,030)	7/31/12
DB		SGD	1,296,568	USD	(1,040,000)	5/29/12
DB		SGD	399,000	USD	(318,093)	8/23/12
DB		SGD	401,000	USD	(318,861)	8/24/12
DB		SGD	499,000	USD	(397,816)	8/27/12
DB		SGD	249,500	USD	(198,520)	8/31/12
DB		SGD	1,680,992	USD	(1,310,000)	11/19/12
DB		SGD	733,500	USD	(588,830)	1/25/13
DB		SGD	963,000	USD	(774,913)	2/8/13
DB		SGD	592,000	USD	(471,713)	2/19/13
DB		SGD	731,900	USD	(577,983)	3/1/13
DB		SGD	788,000	USD	(628,289)	3/5/13
HSBC	EUR	(461,000)	USD	647,714	4/10/12	32,871
HSBC	EUR	(375,000)	USD	537,405	4/16/12	37,248
HSBC	EUR	(520,000)	USD	698,558	9/28/12	4,282
HSBC	EUR	(94,000)	USD	123,775	2/25/13	(1,863)
HSBC	IDR	1,992,000,000	USD	(212,821)	9/21/12	940
HSBC	INR	90,817,000	USD	(1,908,722)	5/10/12	(139,471)
HSBC	INR	40,597,250	USD	(860,142)	8/24/12	(83,982)
HSBC	INR	7,616,000	USD	(147,670)	10/29/12	(3,454)
HSBC	INR	11,346,000	USD	(220,525)	10/31/12	(5,736)
HSBC	INR	15,600,000	USD	(301,398)	1/25/13	(9,425)
HSBC	INR	6,800,000	USD	(132,003)	2/7/13	(4,950)
HSBC	INR	11,200,000	USD	(220,000)	2/8/13	(10,765)
HSBC	JPY	(51,004,000)	USD	669,224	8/20/12	52,195
HSBC	JPY	(39,672,000)	USD	520,459	8/27/12	40,478
HSBC	JPY	(7,824,000)	USD	102,502	11/19/12	7,710
HSBC	JPY	(50,970,000)	USD	666,803	1/15/13	48,609
HSBC	JPY	(53,562,442)	USD	692,316	1/28/13	42,521
HSBC	JPY	(36,590,000)	USD	464,340	2/10/13	20,338
HSBC	JPY	(19,870,000)	USD	259,739	2/12/13	18,617
HSBC	JPY	(53,500,000)	USD	669,105	2/21/13	19,774
HSBC	KRW	1,025,000,000	USD	(867,938)	9/26/12	27,337
HSBC	MXN	40,878,200	USD	(3,178,833)	9/4/12	(30,468)
HSBC	MXN	29,567,420	USD	(2,204,599)	2/25/13	38,420
HSBC	MYR	249,000	USD	(78,130)	9/26/12	2,342
HSBC	MYR	9,298,665	USD	(3,026,000)	3/1/13	(40,507)
HSBC	MYR	165,000	USD	(52,785)	3/10/13	171
HSBC	PHP	12,500,000	USD	(285,950)	9/28/12	1,611
HSBC	PHP	10,000,000	USD	(227,816)	10/3/12	2,179
HSBC	PHP	5,206,000	USD	(118,101)	10/4/12	1,629
HSBC	PHP	7,762,000	USD	(174,974)	10/5/12	3,532
HSBC	PHP	7,657,000	USD	(176,060)	10/11/12	(18)
HSBC	PHP	2,531,000	USD	(58,004)	10/15/12	175
HSBC	PHP	5,502,000	USD	(127,594)	10/19/12	(1,146)
HSBC	PHP	4,700,000	USD	(109,267)	1/25/13	(1,741)
HSBC	PHP	5,502,000	USD	(126,909)	1/28/13	(1,052)
HSBC	PHP	4,000,000	USD	(92,950)	2/6/13	(1,489)
HSBC	SGD	592,000	USD	(468,447)	8/17/12	2,877
HSBC	SGD	484,000	USD	(389,694)	1/25/13	(3,830)
HSBC	SGD	834,400	USD	(672,361)	2/14/13	(7,031)
HSBC	SGD	837,000	USD	(662,341)	3/1/13	5,147
HSBC	SGD	630,000	USD	(502,232)	3/5/13	195
JPMC	CLP	3,644,767,200	USD	(7,580,000)	9/12/12	(61,830)
JPMC	CLP	66,100,000	USD	(131,831)	2/10/13	4,785
JPMC	CLP	61,100,000	USD	(123,684)	2/21/13	2,613
JPMC	CLP	103,600,000	USD	(207,407)	2/22/13	6,743
JPMC	CLP	61,600,000	USD	(123,447)	3/1/13	3,896
JPMC	EUR	(107,000)	USD	141,219	2/19/13	(1,789)
JPMC	GBP	27,730	USD	(43,789)	6/27/12	537
JPMC	IDR	2,642,000,000	USD	(285,777)	6/19/12	701
JPMC	IDR	382,000,000	USD	(41,302)	6/26/12	87
JPMC	IDR	1,733,000,000	USD	(182,421)	9/17/12	3,628
JPMC	IDR	2,265,000,000	USD	(243,156)	9/19/12	(47)
JPMC	IDR	2,944,000,000	USD	(319,133)	9/20/12	(3,180)
JPMC	IDR	3,990,000,000	USD	(425,600)	9/21/12	2,564
JPMC	IDR	2,037,000,000	USD	(212,742)	9/24/12	5,775
JPMC	IDR	548,000,000	USD	(55,776)	9/26/12	2,997
JPMC	IDR	376,000,000	USD	(38,883)	12/17/12	1,033
JPMC	INR	998,000	USD	(21,476)	7/19/12	(2,286)
JPMC	INR	47,060,000	USD	(862,221)	11/29/12	25,232
JPMC	INR	5,400,000	USD	(104,189)	1/25/13	(3,121)
JPMC	JPY	(11,418,000)	USD	149,362	8/20/12	11,231
JPMC	JPY	(22,716,000)	USD	297,778	8/24/12	22,953
JPMC	JPY	(27,309,000)	USD	359,093	8/27/12	28,688
JPMC	JPY	(11,285,000)	USD	147,893	8/31/12	11,352
JPMC	JPY	(5,819,000)	USD	76,667	9/28/12	6,235
JPMC	JPY	(14,973,000)	USD	195,969	11/19/12	14,562
JPMC	JPY	(24,468,902)	USD	316,668	12/27/12	20,001
JPMC	JPY	(36,600,000)	USD	461,684	2/5/13	17,602
JPMC	JPY	(11,030,000)	USD	142,931	2/15/13	9,075
JPMC	JPY	(53,600,000)	USD	670,839	2/21/13	20,294
JPMC	MYR	1,654,020	USD	(540,000)	3/1/13	(8,949)
JPMC	PHP	2,050,000	USD	(46,997)	10/9/12	139
JPMC	PHP	2,543,000	USD	(58,299)	10/11/12	167
JPMC	PHP	3,704,000	USD	(85,642)	10/12/12	(487)
JPMC	PHP	7,297,000	USD	(167,378)	10/15/12	355
JPMC	PHP	2,879,000	USD	(66,291)	10/22/12	(134)
JPMC	PHP	2,949,000	USD	(68,516)	10/29/12	(773)
JPMC	PHP	5,656,000	USD	(129,286)	1/22/13	129
JPMC	PHP	2,900,000	USD	(67,505)	2/7/13	(1,199)
JPMC	SGD	1,048,000	USD	(827,477)	9/19/12	7,126
MNB	CLP	600,075,000	USD	(1,242,391)	5/9/12	(11,089)
MNB	EUR	(18,799,383)	GBP	15,769,000	4/27/12	142,234
MSC	CLP	64,400,000	USD	(132,639)	5/11/12	(476)
MSC	CLP	509,384,400	USD	(980,000)	11/16/12	71,759
MSC	CLP	60,541,000	USD	(114,553)	1/7/13	10,525
MSC	CLP	126,200,000	USD	(239,696)	1/14/13	21,054
MSC	CLP	56,420,000	USD	(111,967)	2/4/13	4,634
MSC	CLP	211,670,000	USD	(422,897)	2/10/13	14,583
MSC	CLP	55,740,000	USD	(112,834)	2/11/13	2,371
MSC	CLP	149,750,000	USD	(303,445)	2/13/13	6,070
MSC	CLP	57,090,000	USD	(113,240)	2/14/13	4,759
MSC	CLP	42,500,000	USD	(83,089)	3/1/13	4,769
MSC	EUR	(2,930,005)	NOK	23,200,000	5/29/12	155,992
MSC	EUR	(260,090)	NOK	2,063,900	11/26/12	11,622
MSC	EUR	(331,585)	PLN	1,328,000	5/24/12	(17,779)
MSC	EUR	(60,000)	USD	88,259	5/7/12	8,226
MSC	EUR	(642,000)	USD	895,670	7/16/12	38,943
MSC	EUR	(146,000)	USD	204,400	7/18/12	9,565
MSC	EUR	(1,139,000)	USD	1,587,253	7/20/12	67,254
MSC	EUR	(392,000)	USD	562,461	8/20/12	39,225
MSC	EUR	(390,000)	USD	529,844	9/28/12	9,137
MSC	EUR	(267,000)	USD	351,293	2/25/13	(5,572)
MSC	GBP	338,614	USD	(539,412)	6/28/12	1,852
MSC	JPY	(328,879,680)	USD	3,940,000	4/16/12	(33,326)
MSC	JPY	(12,000,000)	USD	156,960	8/6/12	11,814
MSC	JPY	(9,000,000)	USD	118,213	8/22/12	9,331
MSC	JPY	(256,633,500)	USD	3,321,171	12/17/12	210,269
MSC	JPY	(52,074,000)	USD	680,470	2/12/13	48,553
MSC	JPY	(48,880,000)	USD	589,757	3/1/13	(3,591)
MSC	MXN	12,708,000	USD	(991,136)	4/2/12	1,892
MSC	NOK	(2,481,000)	USD	431,231	4/2/12	(4,441)
MSC	PHP	2,330,000	USD	(53,935)	10/29/12	(411)
MSC	SGD	1,389,200	USD	(1,098,182)	3/10/13	9,757
UBS	EUR	(218,500)	NOK	1,722,000	11/8/12	7,957
UBS	EUR	(387,618)	NOK	3,078,000	11/26/12	17,689
UBS	EUR	(115,509)	NOK	910,000	12/3/12	3,961
UBS	EUR	(230,000)	USD	322,955	4/10/12	16,200
UBS	EUR	(566,000)	USD	806,875	4/12/12	51,986
UBS	EUR	(30,000)	USD	43,032	5/9/12	3,015
UBS	EUR	(3,385,000)	USD	4,794,717	5/11/12	279,395
UBS	EUR	(124,000)	USD	173,203	5/21/12	7,787
UBS	EUR	(1,630,646)	USD	2,293,830	5/24/12	118,514
UBS	EUR	(107,800)	USD	154,736	6/7/12	10,917
UBS	EUR	(1,130,000)	USD	1,597,312	6/29/12	89,540
UBS	EUR	(730,000)	USD	1,022,621	7/16/12	48,460
UBS	EUR	(730,000)	USD	1,023,643	7/18/12	49,469
UBS	EUR	(324,000)	USD	461,425	8/22/12	28,948
UBS	EUR	(251,705)	USD	345,012	9/17/12	8,975
UBS	EUR	(170,000)	USD	226,529	10/5/12	(457)
UBS	EUR	(275,000)	USD	365,365	10/9/12	(1,829)
UBS	EUR	(270,000)	USD	361,800	10/11/12	1,277
UBS	EUR	(1,929,000)	USD	2,685,168	10/29/12	109,102
UBS	EUR	(658,000)	USD	841,648	1/11/13	(37,536)
UBS	EUR	(34,000)	USD	44,452	2/8/13	(986)
UBS	EUR	(115,000)	USD	152,051	2/10/13	(1,639)
UBS	EUR	(107,000)	USD	141,331	2/19/13	(1,676)
UBS	JPY	(25,100,000)	USD	305,594	4/20/12	2,340
UBS	JPY	(36,547,000)	USD	454,621	5/11/12	12,983
UBS	JPY	(22,978,000)	USD	301,232	8/20/12	23,252
UBS	JPY	(31,894,000)	USD	419,479	8/27/12	33,601
UBS	JPY	(5,370,800)	USD	69,746	11/14/12	4,682
UBS	JPY	(11,961,000)	USD	156,866	11/19/12	11,951
UBS	JPY	(15,350,000)	USD	201,114	1/11/13	14,954
UBS	JPY	(28,070,000)	USD	366,966	1/15/13	26,517
UBS	JPY	(43,530,000)	USD	562,876	1/28/13	34,790
UBS	JPY	(59,700,000)	USD	744,877	2/21/13	20,296
						$4,825,044

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CITI – Citigroup Global Markets
CLP – Chilean Peso
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
O.A.T. – Obligations Assimilables du Trésor
PEN – Peruvian Sol
PHP – Philippine Peso
PLN –Polish Zloty
SEK – Swedish Krona
SGD – Singapore Dollar
UBS – Union Bank of Switzerland
USD – United States Dollar
Yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Global Income Fund (Fund).

Security Valuation – Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.  Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (2009–2011), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$621,385,509
Aggregate unrealized appreciation	$ 17,615,855
Aggregate unrealized depreciation	(12,437,562)
Net unrealized appreciation	$ 5,178,293

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 62,387,877	$ -	$ 62,387,877
Foreign Debt	-	495,393,213	17,154,994	512,548,207
Municipal Bonds	-	1,515,510	-	1,515,510
Short-Term Investments	39,682,211	10,429,997	-	50,112,208
Total	$39,682,211	$569,726,597	$17,154,994	$626,563,802

Foreign Currency Exchange Contracts	$ -	$ 4,825,044	$ -	$ 4,825,044

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Debt
Balance as of 12/31/11	$13,055,481
Purchases	5,244,270
Sales	(1,576,602)
Net realized loss	(110,219)
Transfers into Level 3	197,750
Transfers out of Level 3	(183,843)
Net change in unrealized	528,157
appreciation (depreciation)
Balance as of 3/31/12	$17,154,994

Net change in unrealized
appreciation (depreciation)
from Level 3 investments
still held as of 3/31/12	$ 406,258

During the period ended March 31, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $183,343 for the Fund. The transfer was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended March 31, 2012, transfers into Level 3 investments out of Level 2 investments were made in the amount of $197,750 for the Fund. The transfer was due to the Fund's pricing vendor ceasing to provide pricing for an investment. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of March 31, 2012, no securities have been determined be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP BlackRock Inflation Protected Bond Fund

March 31, 2012
		Principal	Value
		Amount¡	(U.S. $)
Agency Mortgage-Backed Securities – 19.37%
Fannie Mae S.F. 30 yr 4.00% 12/1/41		28,614,486	30,034,248
Freddie S.F. 30 yr
4.50% 5/1/39		8,598,522	9,122,668
4.50% 8/1/39		19,567,549	20,760,342
GNMA2 S.F. 30 yr 3.50% 3/15/42		22,700,000	23,659,134
Total Agency Mortgage-Backed Securities (Cost $83,421,017)			83,576,392

Corporate Bonds – 0.06%
Capital Markets – 0.03%
•Morgan Stanley 5.162% 3/5/18		143,000	142,181
			142,181
Insurance – 0.03%
•Prudential Financial 4.83% 6/10/15		114,000	116,552
			116,552
Total Corporate Bonds (Cost $251,373)			258,733

Sovereign Bonds – 17.79%
France – 8.92%
France Government Bond O.A.T 1.60% 7/25/15	EUR	26,507,290	38,484,505
			38,484,505
Germany – 8.87%
Deutschland Republic Inflation Linked
1.50% 4/15/16	EUR	20,115,590	29,786,782
1.75% 4/15/20	EUR	5,435,568	8,482,166
			38,268,948
Total Sovereign Bonds (Cost $75,867,393)			76,753,453

U.S. Treasury Obligations – 53.83%
U.S. Treasury Inflation Index Bonds
0.75% 2/15/42		10,337,152	9,869,561
1.75% 1/15/28		12,139,479	14,511,424
2.00% 1/15/26		3,837,187	4,709,848
2.125% 2/15/40		3,679,049	4,848,008
2.125% 2/15/41		8,048,057	10,637,455
2.375% 1/15/25		17,987,206	22,914,010
2.375% 1/15/27		6,492,051	8,342,285
2.50% 1/15/29		6,854,855	9,066,615
3.375% 4/15/32		1,506,848	2,298,415
3.625% 4/15/28		4,057,111	5,997,866
3.875% 4/15/29		5,508,294	8,500,846
U.S. Treasury Inflation Index Notes
∞0.125% 4/15/16		34,509,255	36,477,822
0.125% 1/15/22		8,657,622	8,871,361
0.50% 4/15/15		19,600,101	20,797,549
0.625% 4/15/13		268,095	275,258
0.625% 7/15/21		2,601,191	2,816,681
1.125% 1/15/21		849,659	957,195
∞1.25% 4/15/14		1,520,863	1,614,015
1.375% 7/15/18		1,255,049	1,438,306
1.375% 1/15/20		862,338	991,217
1.625% 1/15/15		961,527	1,048,289
1.625% 1/15/18		185,013	212,794
1.875% 7/15/13		14,729,342	15,511,838
1.875% 7/15/15		7,732,648	8,631,568
1.875% 7/15/19		625,265	743,723
2.00% 4/15/12		2,954,491	2,962,108
2.00% 1/15/14		11,537,245	12,337,644
2.00% 7/15/14		994,820	1,084,276
2.00% 1/15/16		2,706,587	3,059,291
2.125% 1/15/19		496,193	594,269
2.375% 1/15/17		1,266,714	1,484,926
2.50% 7/15/16		5,595,127	6,537,995
2.625% 7/15/17		639,785	769,792
3.00% 7/15/12		1,289,015	1,318,823
Total U.S. Treasury Obligations (Cost $220,955,264)			232,233,073
		Number of
		Shares
Short-Term Investments – 8.10%
Money Market Mutual Funds – 8.10%
BlackRock Liquidity Funds		17,965,851	17,965,851
Dreyfus Treasury Cash Management Fund		16,975,840	16,975,840
Total Short-Term Investments (Cost $34,941,691)			34,941,691

Total Value of Securities – 99.15%
(Cost $415,436,738)			427,763,342
«Receivables and Other Assets Net of Liabilities – 0.85%			3,663,603
Net Assets Applicable to 38,729,835 Shares Outstanding – 100.00%			$431,426,945

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
∞Fully or partially pledged as collateral for futures contracts.
•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
«Includes foreign currency valued at $(28,296) with a cost of $(28,207).

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2012: 1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CITI	EUR	(525,000)	USD	674,362	4/18/12	$(25,863)
MNB	EUR	(2,117,000)	USD	2,768,765	4/18/12	(54,812)
MSC	EUR	(51,615,000)	USD	68,819,570	4/18/12	(22,626)
UBS	EUR	(3,704,000)	USD	4,854,451	4/18/12	(85,808)
						$(189,109)

Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(325) Euro Bobl	$ (53,609,069)	$(53,793,773)	6/11/12	$(184,704)
(66) Euro Bund	(11,947,235)	(12,190,014)	6/12/12	(242,779)
(67) U.S. Long Bond	(9,543,202)	(9,231,344)	6/21/12	311,858
(67) U.S. Treasury 2 yr Notes	(14,759,764)	(14,749,422)	7/6/12	10,342
(329) U.S. Treasury 5 yr Notes	(40,167,885)	(40,315,352)	7/6/12	(147,467)
356 U.S. Treasury 10 yr Notes	46,346,873	46,096,438	6/29/12	(250,435)
(129) U.S. Ultra Bond	(20,227,434)	(19,474,969)	6/30/12	752,465
	$(103,907,716)			$ 249,280

Index Swap Contract
Total Return Swap Contract

Unrealized
Appreciation
Notional Value	Expiration Date	Description	(Depreciation)
$160,635,000	4/26/12
Agreement with Barclays to receive the$729,527*
notional amount multiplied by the Barclays Capital
TIPS Index (LBUTTRUU) Daily Index Levels
and to pay the notional amount multiplied
by the fixed rate of 0.4418%.

$729,527*

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
*Swap contract was fair valued at March 31, 2012.

Summary of Abbreviations:
CITI–Citigroup Global Markets
EUR–European Monetary Unit
GNMA–Government National Mortgage Association
MNB–Mellon National Bank
MSC–Morgan Stanley Capital
O.A.T–Obligations Assimilables du Trésor
S.F.–Single Family
yr–Year
UBS–United Bank of Switzerland
USD–United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP BlackRock Inflation Protected Bond Fund (Fund).

Security Valuation – Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.  Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage- backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$415,920,302
Aggregate unrealized appreciation	$ 12,617,055
Aggregate unrealized depreciation	(774,015)
Net unrealized appreciation	$ 11,843,040

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 83,576,392	$ -	$ 83,576,392
Corporate Debt	-	258,733	-	258,733
Foreign Debt	-	76,753,453	-	76,753,453
U.S. Treasury Obligations	-	232,233,073	-	232,233,073
Short-Term Investments	34,941,691	-	-	34,941,691
Total	$34,941,691	$392,821,651	$ -	$427,763,342

Foreign Currency Exchange Contracts	$ -	$ (189,109)	$ -	$ (189,109)
Futures Contracts	$ 249,280	$ -	$ -	$ 249,280
Index Swap Contract	$ -	$ -	$ 729,527	$ 729,527

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Swap Contact
Balance as of 12/31/11	$ (996,427)
Net change in unrealized
appreciation (depreciation)	1,725,954
Balance as of 3/31/12	$ 729,527

Net change in unrealized
appreciation (depreciation)
from Level 3 investments
still held as of 3/31/12	$1,725,954

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.  The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation-protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped, which provide only the principal or interest feature of the underlying security. The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144Aof the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Diversified Floating Rate Fund

March 31, 2012
		Principal	Value
		Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations–2.95%
•Fannie Mae REMICs
Series 2005-106 QF 0.752% 12/25/35		3,307,936	$3,309,011
Series 2006-40 F 0.542% 5/25/36		505,939	503,458
•Freddie Mac REMICs
Series 3152 JF 0.69% 8/15/35		585,350	584,786
Series 3311 VF 0.48% 5/15/37		801,308	795,337
Series 3780 LF 0.64% 3/15/29		109,384	109,171
Series 3800 AF 0.74% 2/15/41		1,514,641	1,514,641
•GNMA Series 2010-46 MF 0.64% 5/16/34		737,339	738,334
Total Agency Collateralized Mortgage Obligations (Cost $7,553,976)			7,554,738
Commercial Mortgage-Backed Securities– 0.55%
•#American Tower Trust Series 2007-1A AFL 144A 0.43% 4/15/37		1,125,000	1,091,669
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44		300,000	321,529
Total Commercial Mortgage-Backed Securities (Cost $1,390,872)			1,413,198
Convertible Bonds–1.33%
Advanced Micro Devices 5.75% exercise price $20.13, expiration date 8/15/12		704,000	717,199
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		410,000	413,588
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29		390,000	447,525
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27		410,000	438,188
Live Nation Entertainment 2.875% exercise price $27.15, expiration date 7/14/27		705,000	677,681
Mylan 3.75% exercise price $13.32, expiration date 9/10/15		45,000	84,488
PHH 4.00% exercise price $25.80, expiration date 9/1/14		650,000	627,250
Total Convertible Bonds (Cost $3,295,982)			3,405,919

Corporate Bonds–67.79%
Automobiles & Automotive Parts–2.21%
•#Daimler Finance North America 144A 1.674% 9/13/13		1,260,000	1,265,613
#Delphi 144A 6.125% 5/15/21		1,200,000	1,284,000
•Johnson Controls 0.941% 2/4/14		2,000,000	2,005,926
•#Volkswagen International Finance 144A 1.227% 3/21/14		1,100,000	1,100,227
			5,655,766
Beverages–3.99%
•Anheuser-Busch Inbev Worldwide
0.927% 7/14/14		2,200,000	2,204,831
1.107% 1/27/14		1,053,000	1,058,938
1.204% 3/26/13		950,000	955,739
•Coca-Cola Enterprises 0.793% 2/18/14		1,830,000	1,833,739
#Heineken 144A 3.40% 4/1/22		460,000	457,570
PepsiCo 2.75% 3/5/22		290,000	282,768
#Pernod-Ricard 144A 4.45% 1/15/22		1,050,000	1,067,192
#SABMiller Holdings 144A 3.75% 1/15/22		2,305,000	2,349,799
			10,210,576
Biotechnology–0.50%
Amgen 4.10% 6/15/21		505,000	529,725
Genzyme 3.625% 6/15/15		700,000	757,187
			1,286,912
Building & Materials–1.98%
•Danaher 0.724% 6/21/13		3,135,000	3,144,503
•Eaton 0.804% 6/16/14		1,750,000	1,754,949
Stanley Black & Decker 3.40% 12/1/21		175,000	177,637
			5,077,089
Capital Markets–0.39%
Lazard Group 6.85% 6/15/17		915,000	1,007,043
			1,007,043
Chemicals–2.16%
CF Industries 7.125% 5/1/20		500,000	596,875
Dow Chemical 8.55% 5/15/19		475,000	623,370
•duPont (E.I.) deNemours 0.894% 3/25/14		3,140,000	3,164,799
#LyondellBasell Industries 144A 5.75% 4/15/24		840,000	840,000
Syngenta Finance 3.125% 3/28/22		290,000	292,532
			5,517,576
Commercial Banks–10.75%
•Abbey National Treasury Services 2.137% 4/25/14		1,360,000	1,320,808
American Express Bank FSB 5.55% 10/17/12		500,000	513,065
•#Australia & New Zealand Banking Group 144A 1.322% 1/10/14		675,000	675,564
Bank of America
•1.973% 1/30/14		710,000	697,456
3.75% 7/12/16		400,000	402,387
3.875% 3/22/17		225,000	226,495
5.70% 1/24/22		210,000	222,722
•Bank of Montreal 1.023% 4/29/14		1,125,000	1,127,615
•Bank of New York Mellon 1.342% 11/24/14		500,000	507,192
•Barclays Bank 1.617% 1/13/14		555,000	553,427
BB&T 3.95% 3/22/22		305,000	306,417
•Branch Banking & Trust
0.793% 5/23/17		980,000	914,300
0.794% 9/13/16		1,505,000	1,418,362
•Capital One Financial 1.717% 7/15/14		1,070,000	1,060,150
•#CoBank 144A 1.074% 6/15/22		425,000	324,366
Cooperatieve Centrale Raiffeisen-Boerenleenbank 3.875% 2/8/22		265,000	256,792
Fifth Third Bancorp 3.50% 3/15/22		135,000	132,183
•Fifth Third Bank 0.605% 5/17/13		1,545,000	1,532,016
•Fifth Third Capital Trust IV 6.50% 4/15/37		100,000	100,000
#HSBC Bank 144A 4.75% 1/19/21		340,000	360,122
HSBC Holdings 4.00% 3/30/22		395,000	392,331
JPMorgan Chase Bank
4.35% 8/15/21		325,000	332,700
4.50% 1/24/22		1,375,000	1,433,300
KeyCorp 5.10% 3/24/21		950,000	1,048,994
Korea Development Bank 8.00% 1/23/14		300,000	331,442
Lloyds TSB Bank 4.20% 3/28/17		450,000	453,885
•#National Australia Bank 144A
1.083% 7/8/14		250,000	251,003
1.30% 4/11/14		1,110,000	1,106,649
•National City Bank 0.845% 6/7/17		1,610,000	1,469,774
•PNC Funding 0.751% 1/31/14		870,000	863,860
Regions Financial 5.75% 6/15/15		385,000	407,138
•#Standard Chartered 144A 1.46% 5/12/14		1,300,000	1,290,583
•SunTrust Bank 0.782% 8/24/15		1,415,000	1,292,529
SVB Financial Group 5.375% 9/15/20		310,000	335,831
•#Swedbank 144A 1.017% 1/14/13		600,000	600,355
•USB Capital IX 3.50% 10/29/49		525,000	405,368
•Wachovia 0.937% 10/15/16		2,039,000	1,897,284
Wells Fargo 3.50% 3/8/22		390,000	384,741
Zions Bancorp 7.75% 9/23/14		510,000	558,766
			27,507,972
Computers & Peripherals–1.56%
Hewlett-Packard
•0.772% 5/24/13		1,490,000	1,487,134
4.05% 9/15/22		990,000	988,054
International Business Machines 1.25% 2/6/17		985,000	978,243
#Seagate Technology International 144A 10.00% 5/1/14		469,000	532,315
			3,985,746
Construction & Engineering–0.08%
#URS 144A 5.00% 4/1/22		200,000	198,083
			198,083
Diversified Financial Services–2.44%
•#American Honda Finance 144A 0.897% 11/7/12		500,000	500,792
•Caterpillar Financial Services 0.653% 2/22/13		750,000	752,336
#CDP Financial 144A 4.40% 11/25/19		600,000	648,743
#ERAC USA Finance 144A 5.25% 10/1/20		730,000	792,795
General Electric Capital 4.65% 10/17/21		1,650,000	1,759,523
#Hyundai Capital America 144A 4.00% 6/8/17		200,000	205,730
#Hyundai Capital Services 144A 3.50% 9/13/17		200,000	200,716
International Lease Finance
5.875% 4/1/19		105,000	101,621
6.25% 5/15/19		796,000	785,914
•John Deere Capital 0.717% 7/15/13		500,000	500,384
			6,248,554
Diversified Telecommunication Services–2.53%
CenturyLink 5.80% 3/15/22		1,395,000	1,364,768
#Deutsche Telekom International Finance 144A 2.25% 3/6/17		1,430,000	1,416,998
Qwest 6.75% 12/1/21		165,000	184,594
•Telefonica Emisiones 0.861% 2/4/13		1,040,000	1,019,808
Verizon Communications
2.00% 11/1/16		855,000	869,380
3.50% 11/1/21		1,080,000	1,107,149
6.10% 4/15/18		425,000	512,344
			6,475,041
Electric Utilities–6.49%
#American Transmission Systems 144A 5.25% 1/15/22		1,040,000	1,176,419
Baltimore Gas & Electric 3.50% 11/15/21		455,000	460,821
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		200,000	219,900
CMS Energy
•1.522% 1/15/13		1,846,000	1,839,078
5.05% 3/15/22		200,000	202,252
Commonwealth Edison 1.95% 9/1/16		1,600,000	1,627,366
•DTE Energy 1.18% 6/3/13		2,100,000	2,108,605
•Georgia Power
0.794% 3/15/13		790,000	790,103
0.837% 1/15/13		1,000,000	1,000,320
Great Plains Energy 5.292% 6/15/22		430,000	459,699
LG&E & KU Energy 3.75% 11/15/20		980,000	977,611
•NextEra Energy Capital Holdings
0.92% 11/9/12		1,515,000	1,512,724
6.35% 10/1/66		1,000,000	1,020,988
•Northeast Utilities 1.224% 9/20/13		1,100,000	1,100,173
PacifiCorp 2.95% 2/1/22		1,050,000	1,037,314
•Southern California Edison 0.924% 9/15/14		1,060,000	1,064,607
			16,597,980
Energy Equipment & Services–3.64%
#BG Energy Capital 144A 4.00% 10/15/21		420,000	438,866
•BP Capital Markets 1.074% 3/11/14		1,955,000	1,969,073
#Canadian Oil Sands 144A 4.50% 4/1/22		300,000	302,813
Encana 3.90% 11/15/21		315,000	307,260
Noble Holding International
3.05% 3/1/16		450,000	463,954
3.95% 3/15/22		1,500,000	1,501,956
Petrohawk Energy 7.875% 6/1/15		1,100,000	1,160,500
•#Schlumberger Investment 144A 1.024% 9/12/14		970,000	971,628
•Total Capital Canada 0.947% 1/17/14		1,405,000	1,410,315
Transocean
5.05% 12/15/16		340,000	364,497
6.375% 12/15/21		255,000	287,446
Weatherford International 4.50% 4/15/22		130,000	129,812
			9,308,120
Food Products–1.83%
General Mills
•0.848% 5/16/14		2,775,000	2,781,704
3.15% 12/15/21		160,000	160,479
Kraft Foods
•1.457% 7/10/13		750,000	755,066
5.375% 2/10/20		850,000	984,239
			4,681,488
Gas Utilities–0.15%
Southwest Gas 3.875% 4/1/22		385,000	393,544
			393,544
Health Care Equipment & Supplies–1.22%
•DENTSPLY International 2.003% 8/15/13		1,100,000	1,107,905
Medtronic 3.125% 3/15/22		2,000,000	2,013,714
			3,121,619
Health Care Providers & Services–1.02%
•Quest Diagnostics 1.324% 3/24/14		2,580,000	2,602,781
			2,602,781
Hotels, Restaurants & Leisure – 0.23%
Wyndham Worldwide 4.25% 3/1/22		605,000	594,282
			594,282
Household Durables–0.31%
Koninklijke Philips Electronics 3.75% 3/15/22		780,000	786,242
			786,242
Industrial Conglomerates–0.11%
Tyco Electronics Group
1.60% 2/3/15		265,000	265,650
3.50% 2/3/22		30,000	29,307
			294,957
Insurance–3.95%
American International Group 8.25% 8/15/18		250,000	300,868
•Berkshire Hathaway Finance 0.912% 1/10/14		1,480,000	1,483,873
•Chubb 6.375% 3/29/67		1,045,000	1,084,188
•#MassMutual Global Funding II 144A
0.947% 1/14/14		400,000	400,261
0.973% 9/27/13		550,000	549,873
•#MetLife Institutional Funding II 144A 1.481% 4/4/14		3,150,000	3,163,062
#New York Life Global Funding 144A
•0.841% 4/4/14		765,000	764,696
1.65% 5/15/17		1,000,000	992,850
•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32		1,350,000	1,361,813
			10,101,484
IT Services–0.37%
•Western Union 1.055% 3/7/13		940,000	945,552
			945,552
Life Sciences Tools & Services–0.22%
Thermo Fisher Scientific 3.20% 5/1/15		525,000	556,914
			556,914
Media–1.81%
#COX Communications 144A 6.25% 6/1/18		350,000	415,089
#DIRECTV Holdings 144A 3.80% 3/15/22		1,250,000	1,235,372
Historic TW 6.875% 6/15/18		430,000	527,743
Interpublic Group of Cos 4.00% 3/15/22		460,000	451,351
NBCUniversal Media 5.15% 4/30/20		450,000	510,165
Time Warner Cable 8.25% 4/1/19		400,000	512,271
#Vivendi 144A 6.625% 4/4/18		875,000	984,193
			4,636,184
Metals & Mining–1.28%
#Anglo American Capital 144A 2.625% 4/3/17		415,000	415,928
ArcelorMittal
6.25% 2/25/22		1,200,000	1,215,540
9.85% 6/1/19		530,000	638,587
#Barrick Gold 144A 3.85% 4/1/22		230,000	231,388
Barrick North America Finance 4.40% 5/30/21		335,000	353,777
BHP Billiton Finance USA 3.25% 11/21/21		155,000	156,752
Rio Tinto Finance USA 3.50% 3/22/22		275,000	276,080
			3,288,052
Multiline Retail–1.10%
Macy's Retail Holdings 3.875% 1/15/22		490,000	492,401
Target
•0.735% 7/18/14		2,000,000	2,007,110
2.90% 1/15/22		330,000	326,852
			2,826,363
Multi-Utilities–2.32%
Ameren Illinois 9.75% 11/15/18		385,000	522,221
CenterPoint Energy 6.50% 5/1/18		850,000	1,001,310
•Integrys Energy Group 6.11% 12/1/66		375,000	375,375
SCANA 4.125% 2/1/22		745,000	746,871
•Sempra Energy 1.234% 3/15/14		2,175,000	2,176,760
•Wisconsin Energy 6.25% 5/15/67		1,071,000	1,104,330
			5,926,867
Office Electronics–1.04%
Xerox
•1.874% 9/13/13		1,200,000	1,211,143
4.50% 5/15/21		1,355,000	1,396,547
6.35% 5/15/18		40,000	46,470
			2,654,160
Oil, Gas & Consumable Fuels–4.30%
El Paso Pipeline Partners Operating 6.50% 4/1/20		335,000	376,037
•Enbridge Energy Partners 8.05% 10/1/37		1,090,000	1,185,447
Energy Transfer Partners 4.65% 6/1/21		640,000	653,226
Enterprise Products Operating
3.20% 2/1/16		50,000	52,657
•7.034% 1/15/68		1,010,000	1,087,043
Husky Energy 3.95% 4/15/22		335,000	337,947
Kinder Morgan Energy Partners
3.95% 9/1/22		600,000	595,294
6.00% 2/1/17		775,000	894,224
•#Pemex Project Funding Master Trust 144A 1.08% 12/3/12		1,200,000	1,198,800
Petrobras International Finance
3.50% 2/6/17		235,000	241,455
5.375% 1/27/21		590,000	638,226
Plains All American Pipeline 5.00% 2/1/21		640,000	703,996
#Southwestern Energy 144A 4.10% 3/15/22		285,000	283,080
•TransCanada PipeLines 6.35% 5/15/67		1,485,000	1,536,575
Williams Partners 7.25% 2/1/17		575,000	692,670
#Woodside Finance 144A 8.125% 3/1/14		475,000	526,779
			11,003,456
Paper & Forest Products–0.98%
Domtar 4.40% 4/1/22		160,000	158,425
Georgia-Pacific
#144A 5.40% 11/1/20		690,000	771,572
8.00% 1/15/24		605,000	771,727
International Paper 4.75% 2/15/22		760,000	802,447
			2,504,171
Pharmaceuticals–0.06%
Teva Pharmaceutical Finance IV 3.65% 11/10/21		145,000	147,076
			147,076
Real Estate Investment Trusts–2.80%
Alexandria Real Estate Equities 4.60% 4/1/22		725,000	711,102
American Tower
4.70% 3/15/22		970,000	979,726
5.90% 11/1/21		865,000	955,273
Digital Realty Trust 5.25% 3/15/21		1,300,000	1,342,779
Health Care REIT
4.125% 4/1/19		240,000	238,446
5.25% 1/15/22		500,000	524,006
#Host Hotels & Resorts 144A 5.25% 3/15/22		545,000	545,000
Rayonier 3.75% 4/1/22		400,000	393,329
UDR 4.625% 1/10/22		255,000	261,552
•#USB Realty 144A 1.719% 12/22/49		1,600,000	1,213,696
			7,164,909
Semiconductors & Semiconductor Equipment–1.10%
Broadcom 2.70% 11/1/18		335,000	341,138
National Semiconductor 6.60% 6/15/17		500,000	617,516
•Texas Instruments 0.683% 5/15/13		1,850,000	1,857,086
			2,815,740
Textiles, Apparel & Luxury Goods–0.43%
•VF 1.243% 8/23/13		1,100,000	1,100,498
			1,100,498
Wireless Telecommunication Services–2.44%
#Crown Castle Towers 144A 4.883% 8/15/20		3,500,000	3,607,412
•#VimpelCom Holdings 144A 4.471% 6/29/14		1,030,000	1,002,952
Virgin Media Secured Finance 6.50% 1/15/18		1,500,000	1,636,875
		6,247,239
Total Corporate Bonds (Cost $172,026,432)		173,470,036

Municipal Bonds–3.34%
•Kentucky Higher Education Student Loan Revenue Series 1 Class A-1 1.047% 5/1/20		335,000	334,725
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.341% 8/27/29		717,591	711,326
•New Jersey Economic Development Authority Revenue (Building America Bonds) 1.474% 6/15/13		525,000	525,557
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.688% 12/1/38		580,000	563,522
•North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
Series 1 1.472% 4/1/40		725,735	726,643
Series 1 Class A-2 1.481% 7/1/30		925,000	908,729
•Oklahoma Student Loan Authority Revenue (Libor-Indexed)
Series 1 1.498% 6/1/40		2,409,667	2,377,546
Series A-2A 1.511% 9/1/37		655,000	636,490
•State of Connecticut Series A 1.74% 3/1/21		1,750,000	1,766,993
Total Municipal Bonds (Cost $8,622,994)			8,551,531
Non-Agency Asset-Backed Securities–7.81%
•Ally Master Owner Trust Series 2010-4 A 1.31% 8/15/17		650,000	656,132
•American Express Credit Account Master Trust Series 2011-2 A 0.36% 6/15/16		700,000	700,231
@•#Babson Series 2005-3A A 144A 0.763% 11/10/19		967,124	921,292
•Bank of America Credit Card Trust Series 2007-A6 A6 0.30% 9/15/16		1,106,500	1,105,757
•#Capital Auto Receivables Asset Trust Series 2008-CPA A1 144A 1.092% 1/15/13		8,272	8,275
•Capital One Multi-Asset Execution Trust Series 2006-A8 A8 0.27% 4/15/16		390,000	389,561
•#Centurion VII Series 2004-7A A2 144A 0.953% 1/30/16		426,853	419,793
•Citibank Credit Card Issuance Trust
Series 2005-A3 A3 0.312% 4/24/14		2,500,000	2,500,001
Series 2008-A6 A6 1.442% 5/22/17		400,000	413,106
Series 2009-A2 A2 1.79% 5/15/14		500,000	500,977
•#Citibank Omni Master Trust Series 2009-A14A A14 144A 2.99% 8/15/18		2,500,000	2,633,152
•#CNH Wholesale Master Note Trust Series 2009-1A A 144A 1.94% 7/15/15		1,500,000	1,506,384
•Discover Card Master Trust
Series 2010-A1 A1 0.89% 9/15/15		806,000	810,257
Series 2011-A1 A1 0.59% 8/15/16		1,300,000	1,306,706
•Discover Card Master Trust I Series 2005-4 A2 0.33% 6/16/15		444,000	444,222
•#Flagship Series 2005-4A AFUN 144A 0.738% 6/1/17		1,250,000	1,208,425
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	102,351
•#Ford Credit Floorplan Master Owner Trust Series 2010-3 A2 144A 1.94% 2/15/17		1,015,000	1,051,762
•MBNA Credit Card Master Note Trust Series 2006-A5 A5 0.30% 10/15/15		1,000,000	1,000,000
•#Penarth Master Issuer Series 2011-2A A1 144A 0.992% 11/18/15		820,000	820,643
•#PFS Financing Series 2010-DA A 144A 1.69% 2/15/15		1,000,000	1,003,140
@•#Victoria Falls Series 2005-1A A2 144A 0.825% 2/17/17		490,300	476,287
Total Non-Agency Asset-Backed Securities (Cost $19,921,057)			19,978,454
«Senior Secured Loans–10.61%
99 Cents Only Stores Term Loan B 7.00% 10/4/18		349,125	355,484
Alliance HealthCare Services 7.25% 6/1/16		220,730	205,279
Anchor Glass Container 6.00% 2/3/16		74,438	74,554
Ashland Tranche B 3.75% 5/31/18		495,807	496,734
Aspect Software Tranche B 6.25% 5/7/16		73,500	73,737
Attachmate 6.50% 11/21/16		1,217,084	1,211,765
Avis Budget Group Tranche B 6.25% 6/13/18		1,408,786	1,422,289
BNY ConvergEx Group
8.75% 11/29/17		88,674	88,230
8.75% 12/16/17		211,327	210,270
Brickman Group Holdings Tranche B 7.25% 10/14/16		380,932	385,375
Brock Holdings III 10.00% 2/15/18		285,000	278,944
Burlington Coat Factory Tranche B 6.25% 2/10/17		350,000	352,905
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		633,000	573,314
Cengage Learning Acquisitions 7.50% 7/7/14		319,385	310,004
Charter Communications Operating
2.25% 3/6/14		7,228	7,208
Tranche B 7.25% 3/6/14		29,872	29,928
Chrysler Group 6.00% 4/28/17		1,224,047	1,245,608
Clear Channel Communication Tranche A 3.639% 7/30/14		1,078,336	999,483
Covanta Energy Tranche B 4.00% 3/1/19		450,000	448,502
Datatel Tranche B 6.25% 6/5/18		185,000	188,084
Delos Aircraft 7.00% 3/17/16		557,115	559,776
Delta Air Lines Tranche B 5.50% 3/29/17		890,033	890,171
Dynegy 9.25% 7/11/16		248,750	260,877
Emdeon Tranche B 6.75% 8/3/18		399,000	405,444
Endo Pharmaceutical Holdings Tranche B 4.00% 4/14/18		333,214	333,927
First Data 5.00% 3/24/17		555,209	532,482
Frac Tech International Tranche B 6.25% 4/19/16		706,107	704,589
GenOn Energy Tranche B 6.00% 6/20/17		280,725	278,503
Goodman Global Tranche B 5.75% 10/28/16		148,933	150,107
Houghton International Tranche B 6.75% 1/11/16		394,285	396,010
IASIS Healthcare Tranche B 5.00% 4/18/18		631,976	633,160
Immucor Tranche B 7.25% 7/2/18		457,700	463,565
Kinetic Concepts Tranche B 7.00% 1/12/18		798,000	815,169
Kronos 1ST Lien 6.25% 12/11/17		264,338	264,501
Lawson Software Tranche B 6.25% 3/16/18		285,000	282,150
Level 3 Financing
5.75% 9/1/18		65,000	65,731
Tranche B 5.75% 4/11/18		610,000	616,863
Lord & Taylor 5.75% 12/2/18		475,000	479,009
MultiPlan 4.75% 8/26/17		597,628	593,523
NRG Energy Tranche B 4.00% 7/1/18		493,756	493,983
Nuveen Investments
5.863% 5/13/17		325,000	325,475
8.25% 3/1/19		505,000	512,994
NXP 5.25% 2/13/19		750,000	744,844
Pinnacle Foods Finance
Tranche B 4.75% 10/31/16		215,000	215,090
Tranche D 6.00% 4/2/14		152,242	152,760
@Prime Healthcare Services 7.25% 4/28/15		518,510	508,788
Reynolds & Reynolds Tranche B 3.75% 3/9/18		1,647,143	1,647,488
Reynolds Group Holdings 6.50% 7/7/18		246,074	249,582
ROUNDY'S Supermarkets Tranche B 5.75% 1/24/19		225,000	226,899
RPI Finance Trust Tranche B 4.00% 4/13/18		2,555,688	2,556,479
Sealed Air Tranche B 4.75% 5/31/18		93,575	94,780
Swift Transportation Company Term Loan B2 1.25% 12/15/17		245,000	246,960
Texas Competitive Electric Holdings Tranche B2 3.69% 10/10/14		125,000	76,576
Toys R US Tranche B 6.00% 9/1/16		394,000	395,346
Univision Communications 4.489% 3/29/17		903,220	839,114
Visant 5.25% 12/31/16		175,123	171,311
Total Senior Secured Loans (Cost $26,857,800)			27,141,723

∆Sovereign Bonds–1.80%
Australia–0.52%
Australia Government Inflation-Linked 4.00% 8/20/15	AUD	714,000	1,326,976
			1,326,976
Brazil–0.44%
Brazil Notas do Tesouro Nacional Series B 6.00% 5/15/15	BRL	90,000	1,127,565
			1,127,565
Mexico–0.23%
Mexican Bonos 7.50% 6/3/27	MXN	7,200,000	596,911
			596,911
South Africa–0.39%
South Africa Government Inflation-Linked 2.75% 1/31/22	ZAR	7,226,714	1,000,531
			1,000,531
Sweden–0.22%
•Svensk Exportkredit 1.256% 8/14/14		550,000	551,262
			551,262
Total Sovereign Bonds (Cost $4,611,015)			4,603,245
U.S. Treasury Obligations–1.60%
U.S. Treasury Notes
1.00% 3/31/17		805,000	803,428
2.00% 2/15/22		3,360,000	3,295,952
Total U.S. Treasury Obligations (Cost $4,155,000)			4,099,380
		Number of
		Shares
Short-Term Investment–4.30%
Money Market Mutual Fund–4.30%
Dreyfus Treasury & Agency Cash Management Fund		11,003,701	11,003,701
Total Short-Term Investment (Cost $11,003,701)			11,003,701
Total Value of Securities–102.08%
(Cost $259,438,829)			261,221,925
«Liabilities Net of Receivables and Other Assets–(2.08%)			(5,310,371)
Net Assets Applicable to 25,545,595 Shares Outstanding–100.00%			$255,911,554

¡Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $51,807,359, which represented 20.24% of the Fund’s net assets. See Note 4 in "Notes."
@Illiquid security. At March 31, 2012, the aggregate amount of illiquid securities was $1,906,367, which represented 0.74% of the Fund’s net assets. See Note 4 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.
∆Securities have been classified by country of origin.
«Includes foreign currency valued at $495 with a cost of $508.

The following foreign currency exchange contracts and swap contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	950,000	USD	(1,253,240)	5/2/12	$ 13,919
BAML	ZAR	(8,535,907)	USD	1,110,246	5/2/12	2,818
HSBC	AUD	(1,153,077)	USD	1,200,238	5/2/12	10,402
MSC	EUR	(2,509,667)	USD	3,310,544	5/2/12	(36,980)
						$(9,841)

Swap Contracts
CDS Contracts
						Unrealized
	Swap		Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation		Value	Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate Financials 17.1
MSC	5 yr CDS	EUR	2,815,000	5.00%	6/20/17	$71,898
	Kingdom of Belgium
MSC	5 yr CDS	USD	587,000	1.00%	12/20/16	(15,007)
	Kingdom of Spain
MSC	5 yr CDS		569,000	1.00%	9/20/16	5,735
MSC	5 yr CDS		1,180,000	1.00%	3/20/17	12,846
	People’s Republic of China
MSC	5 yr CDS		488,000	1.00%	12/20/16	(17,160)
	Republic of France
MSC	5 yr CDS		1,358,000	0.25%	9/20/16	(17,797)
MSC	5 yr CDS		79,000	0.25%	12/20/16	(11,346)
						$ 29,169
Interest Rate Swap Contracts

					Unrealized
Counterparty &	Notional	Fixed Interest	Floating Interest	Termination	Appreciation
Referenced Obligation	Value	Rate Received	Rate Received	Date	(Depreciation)
Morgan Stanley
3 yr Interest Rate Swap	$ 6,400,000	0.853%	0.583%	1/5/15	(21,343)
5 yr Interest Rate Swap	26,000,000	1.142%	0.474%	3/12/17	161,265
10 yr Interest Rate Swap	35,000,000	2.099%	0.474%	3/12/222	620,415
Total	$67,400,000				$760,337

The use of foreign currency exchange contracts and swaps contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
EUR – European Monetary Unit
GNMA – Government National Mortgage Association
HSBC – Hong Kong Shanghai Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Diversified Floating Rate Fund (Fund).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities.. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$259,536,974
Aggregate unrealized appreciation	$ 3,026,391
Aggregate unrealized depreciation	(1,341,440)
Net unrealized appreciation	$ 1,684,951

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $3,512,557 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	$ -	$ 28,844,039	$ 102,351	$28,946,390
Corporate Debt	-	204,017,678	-	204,017,678
Foreign Debt	-	3,475,680	1,127,565	4,603,245
Municipal Bonds	-	8,551,531	-	8,551,531
U.S. Treasury Obligations	-	4,099,380	-	4,099,380
Short-Term Investment	11,003,701	-	-	11,003,701
Total	$11,003,701	$248,988,308	$1,229,916	$261,221,925

Foreign Currency Exchange Contracts	$ -	$ (9,841)	$ -	$ (9,841)
Swap Contracts	$ -	$ 789,506	$ -	$ 789,506

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset- &
	Mortgage-Backed	Foreign
	Securities	Debt	Total
Balance as of 12/31/11	$ 1,500,575	$1,053,288	$2,553,863
Transfer out of Level 3	(1,401,530)	-	(1,401,530)
Net change in unrealized
Appreciation (depreciation)	3,306	74,277	77,583
Balance as of 3/31/12	$ 102,351	$1,127,565	$1,229,916

Net change in unrealized
appreciation (depreciation) from
Level 3 investments still held as of 3/31/12	$ 2,179	$ 74,277	$ 76,456

During the period ended March 31, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $1,401,530 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for investment that had been utilizing a broker quoted prices. During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reported period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2012, the net unrealized appreciation of credit default swaps was $29,169. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2012, the Fund would have received EUR 2,815,000 and USD 5,061,000 less the value of the contracts’ related reference obligations. The Fund received $716,000 in securities collateral for open CDS contracts.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Credit and Market Risk
The Fund may invest a portion of its assets in high yield fixed income securities, which are securities of BB or lower by Standard & Poor’s Rating Group and Ba or lower by Moody’s Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP J.P. Morgan High Yield Fund

March 31, 2012
	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Commercial Mortgage-Backed Security–0.80%
•#Banc of America Large Loan Series 2010-HLTN HLTN 144A 1.99% 11/15/15	$1,751,060	$1,637,253
Total Commercial Mortgage-Backed Security (Cost $1,618,707)		1,637,253
Corporate Bonds–85.70%
Aerospace & Defense–1.33%
BE Aerospace 5.25% 4/1/22	706,000	714,825
Ducommun 9.75% 7/15/18	150,000	159,750
Esterline Technologies 7.00% 8/1/20	850,000	943,500
Kratos Defense & Security Solutions 10.00% 6/1/17	90,000	97,875
Spirit Aerosystems 6.75% 12/15/20	103,000	112,013
TransDigm 7.75% 12/15/18	600,000	652,500
Triumph Group 8.625% 7/15/18	35,000	39,375
		2,719,838
Air Freight & Logistics–0.14%
#CEVA Group 144A 8.375% 12/1/17	294,000	292,530
		292,530
Airlines–1.07%
◆Continental Airlines Pass Through Trust
Series 2003-ERJ1 7.875% 7/2/18	52,874	53,006
Series 2004-ERJ1 9.558% 9/1/19	324,445	342,289
Series 2005-ERJ1 9.798% 4/1/21	72,709	77,072
#Delta Air Lines 144A 12.25% 3/15/15	189,000	204,593
◆Northwest Airlines Pass Through Trust Series 2007-1 Class A 7.027% 11/1/19	572,584	600,468
#United Air Lines 144A
9.875% 8/1/13	114,000	120,270
12.00% 11/1/13	105,000	111,825
•◆United Airlines Pass Through Trust Series 2007-1 Class C 3.059% 7/2/14	720,301	686,086
		2,195,609
Auto Components–0.60%
Dana Holding 6.75% 2/15/21	18,000	19,260
Goodyear Tire & Rubber 7.00% 5/15/22	513,000	501,458
Poindexter (J.B.)
8.75% 3/15/14	450,000	451,129
#144A 9.00% 4/1/22	239,000	247,066
		1,218,913
Automobiles–0.82%
Chrysler Group
8.00% 6/15/19	400,000	404,000
8.25% 6/15/21	200,000	203,000
Ford Motor 7.45% 7/16/31	871,000	1,069,153
		1,676,153
Beverages–0.38%
Constellation Brands
7.25% 9/1/16	165,000	187,688
7.25% 5/15/17	300,000	341,249
Cott Beverages 8.125% 9/1/18	70,000	76,125
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	166,422
		771,484
Building Products–0.79%
#Building Materials Corporation of America 144A
6.75% 5/1/21	350,000	372,313
7.50% 3/15/20	150,000	159,750
#Calcipar 144A 6.875% 5/1/18	200,000	204,000
Griffon 7.125% 4/1/18	650,000	675,187
#Masonite International 144A 8.25% 4/15/21	100,000	104,500
Nortek 8.50% 4/15/21	110,000	109,450
	1,625,200
Capital Markets–0.22%
Oppenheimer Holdings 8.75% 4/15/18	445,000	456,125
		456,125
Chemicals–1.76%
Celanese US Holdings 6.625% 10/15/18	435,000	465,450
Chemtura 7.875% 9/1/18	365,000	394,200
Lyondell Chemical 11.00% 5/1/18	799,730	887,700
#LyondellBasell Industries 144A
5.00% 4/15/19	430,000	431,075
5.75% 4/15/24	200,000	200,000
6.00% 11/15/21	280,000	295,400
Momentive Performance Materials 12.50% 6/15/14	142,000	152,295
Omnova Solutions 7.875% 11/1/18	230,000	221,375
PolyOne 7.375% 9/15/20	523,000	555,688
		3,603,183
Commercial Banks–3.69%
Ally Financial
6.25% 12/1/17	515,000	532,246
7.50% 9/15/20	650,000	704,438
8.00% 12/31/18	220,000	234,850
8.00% 3/15/20	515,000	574,225
8.00% 11/1/31	1,525,000	1,688,937
•BAC Capital Trust XIV 4.00% 9/29/49	296,000	209,050
Bank of America
5.875% 1/5/21	340,000	360,282
•8.00% 12/30/49	1,379,000	1,415,712
#BankAmerica Institutional Capital B 144A 7.70% 12/31/26	350,000	350,875
Royal Bank of Scotland Group
•1.175% 3/9/15	45,000	39,155
5.05% 1/8/15	135,000	132,167
•7.648% 8/29/49	155,000	132,138
•9.50% 3/16/22	172,000	179,816
•Wachovia Capital Trust III 5.57% 3/29/49	1,045,000	991,444
		7,545,335
Commercial Services & Supplies–1.83%
Casella Waste Systems 7.75% 2/15/19	35,000	34,825
Cenveo 8.875% 2/1/18	850,000	811,749
Covanta Holding 6.375% 10/1/22	144,000	147,022
Deluxe 7.00% 3/15/19	485,000	504,400
Donnelley (R.R.)
7.25% 5/15/18	40,000	39,000
7.625% 6/15/20	515,000	500,838
8.25% 3/15/19	120,000	120,000
FTI Consulting 6.75% 10/1/20	400,000	430,500
#Garda World Security 144A 9.75% 3/15/17	350,000	376,250
Great Lakes Dredge & Dock 7.375% 2/1/19	25,000	25,688
Iron Mountain
7.75% 10/1/19	300,000	329,250
8.375% 8/15/21	250,000	273,125
#Liberty Tire Recycling 144A 11.00% 10/1/16	75,000	70,875
Mobile Mini 7.875% 12/1/20	75,000	80,250
		3,743,772
Communications Equipment–0.85%
Avaya
#144A 7.00% 4/1/19	525,000	528,937
9.75% 11/1/15	510,000	504,900
#Brightstar 144A 9.50% 12/1/16	460,000	480,700
#Goodman Networks 144A 12.125% 7/1/18	125,000	125,938
ViaSat 8.875% 9/15/16	99,000	107,910
		1,748,385
Computers & Peripherals–0.46%
Seagate HDD Cayman
6.875% 5/1/20	50,000	53,438
#144A 7.00% 11/1/21	300,000	324,000
7.75% 12/15/18	505,000	555,500
		932,938
Construction & Engineering–0.34%
Dycom Investments 7.125% 1/15/21	100,000	102,500
#New Enterprise Stone & Lime PIK 144A 13.00% 3/15/18	99,000	103,208
Tutor Perini 7.625% 11/1/18	485,000	492,275
		697,983
Construction Materials–1.47%
#Cemex Espana 144A 9.875% 4/30/19	1,000,000	965,000
#Cemex Finance 144A 9.50% 12/14/16	1,085,000	1,087,821
Vulcan Materials 7.50% 6/15/21	850,000	945,625
		2,998,446
Consumer Finance–1.53%
#Ace Cash Express 144A 11.00% 2/1/19	235,000	216,200
Cardtronics 8.25% 9/1/18	250,000	276,563
#CNH Capital 144A 6.25% 11/1/16	125,000	134,688
Ford Motor Credit
3.875% 1/15/15	200,000	202,085
5.00% 5/15/18	200,000	207,671
5.875% 8/2/21	1,250,000	1,350,675
8.125% 1/15/20	200,000	242,499
Springleaf Finance 6.90% 12/15/17	230,000	180,550
#TransUnion Holding PIK 144A 9.625% 6/15/18	306,000	323,595
		3,134,526
Containers & Packaging–2.88%
#Ardagh Packaging Finance 144A
7.375% 10/15/17	400,000	431,000
9.125% 10/15/20	1,000,000	1,077,500
Ball
5.00% 3/15/22	135,000	135,506
5.75% 5/15/21	300,000	320,250
Berry Plastics
8.25% 11/15/15	200,000	214,500
9.75% 1/15/21	150,000	164,625
Crown Americas 6.25% 2/1/21	250,000	270,000
Graphic Packaging International 9.50% 6/15/17	154,000	171,710
Owens Illinois 7.80% 5/15/18	400,000	451,000
#Reynolds Group Issuer 144A
6.875% 2/15/21	100,000	104,000
7.125% 4/15/19	500,000	523,750
7.875% 8/15/19	900,000	972,000
8.50% 2/15/21	100,000	94,500
9.00% 4/15/19	200,000	198,000
9.875% 8/15/19	750,000	767,813
		5,896,154
Diversified Consumer Services–0.48%
Carriage Services 7.875% 1/15/15	450,000	455,625
Service International
7.00% 5/15/19	230,000	250,125
8.00% 11/15/21	150,000	174,000
•#ServiceMaster 144A 10.75% 7/15/15	78,000	82,193
Stewart Enterprises 6.50% 4/15/19	25,000	26,188
		988,131
Diversified Financial Services–3.23%
Aircastle
#144A 7.625% 4/15/20	135,000	135,000
9.75% 8/1/18	50,000	56,000
#144A 9.75% 8/1/18	155,000	172,825
•#Chukchansi Economic Development Authority 144A 4.159% 11/15/12	250,000	180,000
#CIT Group 144A
6.625% 4/1/18	731,000	797,704
7.00% 5/2/17	1,775,000	1,781,656
#CNG Holdings 144A 12.25% 2/15/15	350,000	380,625
#DPL 144A
6.50% 10/15/16	60,000	64,800
7.25% 10/15/21	55,000	61,325
•#ILFC E-Capital Trust I 144A 5.03% 12/21/65	100,000	67,016
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	406,000	299,425
International Lease Finance
5.875% 4/1/19	260,000	251,632
6.25% 5/15/19	1,010,000	997,202
8.25% 12/15/20	631,000	695,810
8.625% 1/15/22	500,000	558,334
8.75% 3/15/17	103,000	114,845
		6,614,199
Diversified Telecommunication Services–3.92%
Cincinnati Bell
8.25% 10/15/17	142,000	145,728
8.75% 3/15/18	100,000	93,875
#Clearwire Communications 144A 12.00% 12/1/15	885,000	876,150
Frontier Communications
7.125% 3/15/19	43,000	43,323
8.50% 4/15/20	600,000	634,500
Intelsat Bermuda
11.25% 2/4/17	150,000	156,375
PIK 11.50% 2/4/17	1,457,641	1,519,590
#144A PIK 11.50% 2/4/17	260,000	268,450
Intelsat Jackson Holdings 7.50% 4/1/21	400,000	422,500
Level 3 Communications 11.875% 2/1/19	1,050,000	1,202,249
#Level 3 Escrow 144A 8.125% 7/1/19	200,000	207,000
PAETEC Holding 8.875% 6/30/17	209,000	227,810
Qwest Communications International 7.125% 4/1/18	350,000	375,375
Telesat Canada 12.50% 11/1/17	236,000	264,910
#UPCB Finance III 144A 6.625% 7/1/20	300,000	307,500
#UPCB Finance V 144A 7.25% 11/15/21	300,000	318,750
Windstream
7.00% 3/15/19	250,000	256,250
7.75% 10/15/20	150,000	161,250
7.75% 10/1/21	100,000	107,500
7.875% 11/1/17	250,000	276,875
8.125% 9/1/18	135,000	145,125
		8,011,085
Electrical Equipment–0.20%
Belden 7.00% 3/15/17	200,000	207,250
#International Wire Group Holdings 144A 9.75% 4/15/15	188,000	198,340
		405,590
Electronic Equipment, Instruments & Components–0.29%
Anixter 10.00% 3/15/14	99,000	108,405
CDW
8.50% 4/1/19	50,000	53,375
#144A 8.50% 4/1/19	219,000	233,783
#Rexel 144A 6.125% 12/15/19	200,000	203,250
		598,813
Energy Equipment & Services–1.31%
•#Bluewater Holding 144A 3.572% 7/17/14	200,000	172,500
Cie Generale de Geophysique Veritas 9.50% 5/15/16	275,000	303,875
#Gulfmark Offshore 144A 6.375% 3/15/22	70,000	70,525
Key Energy Services 6.75% 3/1/21	640,000	660,800
Ocean Rig UDW 9.50% 4/27/16	200,000	200,500
Oil States International 6.50% 6/1/19	365,000	385,075
#Petroleum Geo-Services 144A 7.375% 12/15/18	400,000	418,000
PHI 8.625% 10/15/18	100,000	103,000
#Pioneer Drilling 144A 9.875% 3/15/18	80,000	85,200
Precision Drilling
#144A 6.50% 12/15/21	60,000	63,000
6.625% 11/15/20	60,000	63,150
Unit 6.625% 5/15/21	160,000	164,400
		2,690,025
Food & Staples Retailing–1.72%
Ingles Markets 8.875% 5/15/17	400,000	435,000
Rite Aid
9.375% 12/15/15	122,000	125,965
9.50% 6/15/17	1,274,000	1,283,555
10.25% 10/15/19	500,000	578,125
SUPERVALU 8.00% 5/1/16	850,000	894,625
Tops Holding 10.125% 10/15/15	193,000	206,993
		3,524,263
Food Products–1.03%
#Bumble Bee Acquisition 144A 9.00% 12/15/17	199,000	203,975
Dean Foods
7.00% 6/1/16	215,000	221,988
9.75% 12/15/18	70,000	77,788
Dole Food 13.875% 3/15/14	85,000	97,644
JBS USA Finance
#144A 7.25% 6/1/21	195,000	189,638
#144A 8.25% 2/1/20	254,000	261,619
11.625% 5/1/14	129,000	150,608
Michael Foods 9.75% 7/15/18	100,000	110,375
Pilgrim's Pride 7.875% 12/15/18	115,000	115,288
#Simmons Foods 144A 10.50% 11/1/17	300,000	290,624
Smithfield Foods 7.75% 7/1/17	255,000	289,424
TreeHouse Foods 7.75% 3/1/18	95,000	103,194
		2,112,165
Gas Utilities–0.55%
AmeriGas Finance
6.75% 5/20/20	122,000	124,135
7.00% 5/20/22	157,000	160,533
AmeriGas Partners
6.25% 8/20/19	415,000	416,555
6.50% 5/20/21	27,000	27,540
Ferrellgas
6.50% 5/1/21	343,000	311,273
9.125% 10/1/17	82,000	86,100
		1,126,136
Health Care Equipment & Supplies–0.11%
LVB Acquisition 10.00% 10/15/17	200,000	216,250
		216,250
Health Care Providers & Services–5.17%
Aviv Healthcare Properties 7.75% 2/15/19	160,000	165,200
Capella Healthcare 9.25% 7/1/17	270,000	278,100
Community Health Systems
#144A 8.00% 11/15/19	700,000	728,000
8.875% 7/15/15	384,000	398,400
DaVita
6.375% 11/1/18	50,000	52,500
6.625% 11/1/20	200,000	210,000
Emergency Medical Services 8.125% 6/1/19	75,000	77,438
#Fresenius Medical Care US Finance 144A
5.75% 2/15/21	75,000	78,000
6.50% 9/15/18	225,000	246,375
#Fresenius Medical Care US Finance II 144A
5.625% 7/31/19	76,000	78,470
5.875% 1/31/22	61,000	62,830
HCA
5.875% 3/15/22	700,000	702,625
6.50% 2/15/20	1,250,000	1,315,624
7.50% 2/15/22	950,000	1,014,124
8.00% 10/1/18	550,000	600,875
Health Management Associates
6.125% 4/15/16	250,000	262,813
#144A 7.375% 1/15/20	215,000	220,375
IASIS Healthcare 8.375% 5/15/19	296,000	289,340
#inVentiv Health 144A 10.00% 8/15/18	825,000	750,005
Kindred Healthcare 8.25% 6/1/19	290,000	254,113
#Multiplan 144A 9.875% 9/1/18	440,000	477,400
Omnicare 7.75% 6/1/20	400,000	446,000
Tenet Healthcare
8.00% 8/1/20	729,000	754,515
10.00% 5/1/18	200,000	230,000
#Tenet Healthcare 144A 6.25% 11/1/18	150,000	155,250
#USPI Finance 144A 9.00% 4/1/20	225,000	232,875
Vanguard Health Holding
#144A 7.75% 2/1/19	400,000	400,000
8.00% 2/1/18	100,000	102,500
		10,583,747
Hotels, Restaurants & Leisure–5.19%
American Casino & Entertainment Properties 11.00% 6/15/14	375,000	399,375
Ameristar Casinos 7.50% 4/15/21	375,000	395,156
Burger King 9.875% 10/15/18	170,000	191,250
Cedar Fair 9.125% 8/1/18	175,000	197,313
CityCenter Holdings
7.625% 1/15/16	125,000	132,500
PIK 10.75% 1/15/17	914,867	1,017,789
#CKE Holdings PIK 144A 10.50% 3/14/16	42,346	43,828
CKE Restaurants 11.375% 7/15/18	401,000	460,148
DineEquity 9.50% 10/30/18	275,000	302,500
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	150,000	155,438
Harrah's Operating 11.25% 6/1/17	375,000	410,625
Isle of Capri Casinos
7.00% 3/1/14	317,000	317,000
7.75% 3/15/19	500,000	507,499
Landry's Restaurants 11.625% 12/1/15	420,000	469,875
MCE Finance 10.25% 5/15/18	415,000	467,913
MGM Resorts International
7.625% 1/15/17	988,000	1,025,049
7.75% 3/15/22	816,000	832,319
#MGM Resorts International 144A 8.625% 2/1/19	210,000	226,275
Peninsula Gaming
8.375% 8/15/15	200,000	212,000
10.75% 8/15/17	440,000	488,400
Pinnacle Entertainment 8.75% 5/15/20	500,000	548,749
•#Seminole Hard Rock Entertainment 144A 2.974% 3/15/14	250,000	247,500
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	237,000	172,418
Speedway Motorsports 6.75% 2/1/19	250,000	261,250
#Sugarhouse HSP Gaming 144A 8.625% 4/15/16	167,000	177,855
Vail Resorts 6.50% 5/1/19	190,000	200,450
Wynn Las Vegas
#144A 5.375% 3/15/22	175,000	171,063
7.75% 8/15/20	250,000	275,938
#Yonkers Racing 144A 11.375% 7/15/16	280,000	301,700
		10,609,175
Household Durables–1.12%
#American Standard Americas 144A 10.75% 1/15/16	210,000	152,250
Horton (D.R.)
5.625% 1/15/16	150,000	158,625
6.50% 4/15/16	100,000	110,000
KB Home
5.875% 1/15/15	115,000	113,850
6.25% 6/15/15	55,000	54,175
Lennar
6.95% 6/1/18	425,000	452,625
12.25% 6/1/17	40,000	51,600
M/I Homes 8.625% 11/15/18	199,000	199,995
MDC Holdings 5.625% 2/1/20	165,000	162,751
#Meritage Homes 144A 7.00% 4/1/22	85,000	85,425
PulteGroup 7.625% 10/15/17	100,000	105,500
Standard Pacific
8.375% 5/15/18	222,000	237,263
8.375% 1/15/21	250,000	263,750
10.75% 9/15/16	128,000	147,840
		2,295,649
Household Products–0.54%
Spectrum Brands
#144A 6.75% 3/15/20	500,000	506,875
9.50% 6/15/18	400,000	453,000
#144A 9.50% 6/15/18	125,000	141,563
		1,101,438
Independent Power Producers & Traders–2.69%
#Calpine 144A
7.25% 10/15/17	750,000	798,750
7.50% 2/15/21	545,000	584,513
7.875% 7/31/20	450,000	491,625
‡Dynegy Holdings 7.75% 6/1/19	1,000,000	662,500
Edison Mission Energy 7.00% 5/15/17	480,000	304,800
Energy Future Holdings 5.55% 11/15/14	92,000	67,850
Energy Future Intermediate Holding 10.00% 12/1/20	1,746,000	1,911,870
NRG Energy 7.625% 5/15/19	700,000	679,000
		5,500,908
Insurance–2.34%
•American International Group 8.175% 5/15/58	1,090,000	1,159,215
•#Catlin Insurance 144A 7.249% 12/31/49	521,000	480,623
#CNO Financial Group 144A 9.00% 1/15/18	350,000	379,750
•Hartford Financial Services Group 8.125% 6/15/38	240,000	257,400
#HUB International Holdings 144A 10.25% 6/15/15	300,000	310,875
#Liberty Mutual Group 144A
7.80% 3/15/37	525,000	514,500
•10.75% 6/15/58	1,113,000	1,499,767
•XL Group 6.50% 12/31/49	210,000	179,025
		4,781,155
Internet & Catalog Retail–0.63%
#QVC 144A 7.50% 10/1/19	1,170,000	1,289,925
		1,289,925
Internet Software & Services–0.38%
#eAccess 144A 8.25% 4/1/18	450,000	435,375
Equinix
7.00% 7/15/21	205,000	225,500
8.125% 3/1/18	100,000	110,500
		771,375
IT Services–1.21%
Fidelity National Information Services
#144A 5.00% 3/15/22	133,000	131,670
7.625% 7/15/17	200,000	220,000
#144A 7.625% 7/15/17	70,000	76,650
7.875% 7/15/20	50,000	55,750
First Data
#144A 8.25% 1/15/21	281,000	276,083
#144A 8.875% 8/15/20	500,000	544,374
9.875% 9/24/15	8,000	8,080
12.625% 1/15/21	138,000	139,035
iGate 9.00% 5/1/16	435,000	474,694
Lender Processing Services 8.125% 7/1/16	170,000	178,500
Sitel 11.50% 4/1/18	238,000	172,550
SunGard Data Systems 10.25% 8/15/15	194,000	202,488
		2,479,874
Leisure Equipment & Products–0.11%
‡#Eastman Kodak 144A 9.75% 3/1/18	270,000	234,225
		234,225
Machinery–0.72%
#Boart Longyear Management 144A 7.00% 4/1/21	110,000	115,500
Columbus McKinnon 7.875% 2/1/19	110,000	114,950
#Commercial Vehicle Group 144A 7.875% 4/15/19	35,000	35,525
CPM Holdings 10.625% 9/1/14	33,000	35,310
#Huber (JM) 144A 9.875% 11/1/19	170,000	177,650
#OSX 3 Leasing 144A 9.25% 3/20/15	100,000	103,000
RBS Global 11.75% 8/1/16	130,000	137,963
SPX 6.875% 9/1/17	90,000	99,000
#Thermadyne Holdings 144A 9.00% 12/15/17	150,000	154,500
Titan International 7.875% 10/1/17	50,000	53,500
TriMas 9.75% 12/15/17	164,000	182,040
UCI International 8.625% 2/15/19	250,000	258,125
		1,467,063
Marine–0.61%
#ACL I PIK 144A 10.625% 2/15/16	243,826	245,655
Commercial Barge Line 12.50% 7/15/17	401,000	452,628
‡General Maritime 12.00% 11/15/17	131,000	3,734
Navios Maritime Acquisition 8.625% 11/1/17	49,000	44,345
Navios Maritime Holdings 8.875% 11/1/17	240,000	247,200
Navios South American Logistics 9.25% 4/15/19	150,000	132,000
Ultrapetrol 9.00% 11/24/14	125,000	116,250
		1,241,812
Media–6.41%
Affinion Group
7.875% 12/15/18	55,000	50,325
11.50% 10/15/15	78,000	73,905
Allbritton Communications 8.00% 5/15/18	350,000	375,375
Cablevision Systems
7.75% 4/15/18	250,000	262,500
8.00% 4/15/20	500,000	531,249
8.625% 9/15/17	261,000	285,469
CCO Holdings
6.50% 4/30/21	335,000	348,400
6.625% 1/31/22	190,000	198,075
7.00% 1/15/19	30,000	31,950
7.25% 10/30/17	352,000	379,280
7.375% 6/1/20	190,000	207,100
7.875% 4/30/18	91,000	98,735
8.125% 4/30/20	440,000	490,600
#Cequel Communications Holdings I 144A 8.625% 11/15/17	364,000	392,665
Cinemark USA
7.375% 6/15/21	215,000	231,663
8.625% 6/15/19	270,000	301,050
Clear Channel Communications 9.00% 3/1/21	190,000	171,950
Clear Channel Worldwide Holdings
#144A 7.625% 3/15/20	345,000	339,150
9.25% 12/15/17	1,025,000	1,128,280
DISH DBS
6.75% 6/1/21	417,000	451,403
7.875% 9/1/19	378,000	436,590
Gannett 7.125% 9/1/18	25,000	26,438
#Harron Communications 144A 9.125% 4/1/20	125,000	129,688
Interactive Data 10.25% 8/1/18	175,000	199,063
Lamar Media
#144A 5.875% 2/1/22	50,000	51,125
7.875% 4/15/18	125,000	137,344
McClatchy 11.50% 2/15/17	150,000	160,125
Media General 11.75% 2/15/17	250,000	243,750
Mediacom
#144A 7.25% 2/15/22	85,000	86,275
9.125% 8/15/19	372,000	405,945
Mediacom Broadband 8.50% 10/15/15	86,000	89,010
Nexstar Broadcasting 8.875% 4/15/17	280,000	301,700
Nielsen Finance
7.75% 10/15/18	175,000	193,813
11.50% 5/1/16	24,000	27,780
#Production Resource Group 144A 8.875% 5/1/19	48,000	40,920
Regal Cinemas 8.625% 7/15/19	270,000	296,325
Regal Entertainment Group 9.125% 8/15/18	350,000	385,000
Sinclair Television Group
8.375% 10/15/18	400,000	434,000
#144A 9.25% 11/1/17	596,000	666,029
#Unitymedia Hessen 144A 8.125% 12/1/17	550,000	596,749
#Univision Communications 144A
7.875% 11/1/20	400,000	422,000
8.50% 5/15/21	50,000	49,750
Valassis Communications 6.625% 2/1/21	361,000	371,830
#Videotron 144A 5.00% 7/15/22	85,000	84,575
Virgin Media Finance
5.25% 2/15/22	200,000	199,250
8.375% 10/15/19	200,000	225,000
WMG Acquisition
9.50% 6/15/16	210,000	229,950
#144A 9.50% 6/15/16	25,000	27,375
#144A 11.50% 10/1/18	85,000	91,375
#XM Satellite Radio 144A 7.625% 11/1/18	150,000	162,750
		13,120,648
Metals & Mining–2.95%
AK Steel 8.375% 4/1/22	150,000	146,250
#APERAM 144A
7.375% 4/1/16	150,000	147,375
7.75% 4/1/18	225,000	218,250
Commercial Metals
6.50% 7/15/17	500,000	506,250
7.35% 8/15/18	85,000	88,081
#Dynacast International 144A 9.25% 7/15/19	100,000	105,000
#FMG Resources August 2006 144A
6.00% 4/1/17	71,000	70,468
6.875% 2/1/18	435,000	437,175
6.875% 4/1/22	273,000	266,858
7.00% 11/1/15	205,000	210,125
Gibraltar Industries 8.00% 12/1/15	350,000	360,500
#JMC Steel Group 144A 8.25% 3/15/18	340,000	355,300
•Noranda Aluminum Acquisition PIK 4.659% 5/15/15	309,411	300,129
Novelis
8.375% 12/15/17	150,000	163,500
8.75% 12/15/20	718,000	789,799
Severstal Columbus 10.25% 2/15/18	250,000	268,750
Steel Dynamics 7.625% 3/15/20	757,000	823,237
Taseko Mines 7.75% 4/15/19	125,000	119,688
Thompson Creek Metals 7.375% 6/1/18	115,000	107,525
United States Steel
7.00% 2/1/18	28,000	28,910
7.375% 4/1/20	377,000	386,425
7.50% 3/15/22	141,000	141,705
		6,041,300
Multiline Retail–0.15%
#99 Cents Only Stores 144A 11.00% 12/15/19	125,000	134,375
Sears Holdings 6.625% 10/15/18	200,000	178,750
		313,125
Oil, Gas & Consumable Fuels–9.47%
Alpha Natural Resources 6.25% 6/1/21	270,000	245,025
Alta Mesa Holdings 9.625% 10/15/18	215,000	217,688
Arch Coal
#144A 7.00% 6/15/19	125,000	115,938
7.25% 10/1/20	35,000	32,638
#144A 7.25% 6/15/21	375,000	347,813
Bill Barrett
7.00% 10/15/22	275,000	266,063
7.625% 10/1/19	275,000	280,500
Calumet Specialty Products Partners 9.375% 5/1/19	205,000	214,225
Chesapeake Energy
6.775% 3/15/19	500,000	496,874
6.875% 8/15/18	50,000	51,750
7.25% 12/15/18	33,000	35,393
9.50% 2/15/15	333,000	382,950
#Chesapeake Midstream Partners 144A 6.125% 7/15/22	156,000	157,950
#Chesapeake Oilfield Operating 144A 6.625% 11/15/19	125,000	124,688
Cimarex Energy 5.875% 5/1/22	94,000	96,115
#Citgo Petroleum 144A 11.50% 7/1/17	150,000	168,750
Comstock Resources
7.75% 4/1/19	425,000	397,375
8.375% 10/15/17	150,000	146,625
Concho Resources
6.50% 1/15/22	155,000	164,300
7.00% 1/15/21	400,000	431,000
CONSOL Energy
8.00% 4/1/17	36,000	37,710
8.25% 4/1/20	650,000	682,499
Continental Resources
#144A 5.00% 9/15/22	332,000	334,075
7.125% 4/1/21	120,000	133,800
7.375% 10/1/20	125,000	139,375
Copano Energy 7.125% 4/1/21	240,000	253,800
Denbury Resources
8.25% 2/15/20	100,000	112,250
9.75% 3/1/16	33,000	36,383
El Paso
6.875% 6/15/14	77,000	83,461
7.00% 6/15/17	74,000	82,772
Energy Transfer Partners 5.20% 2/1/22	61,000	63,936
Energy XXI Gulf Coast
7.75% 6/15/19	445,000	460,575
9.25% 12/15/17	175,000	190,313
Forest Oil 7.25% 6/15/19	500,000	491,250
Genesis Energy
7.875% 12/15/18	275,000	281,875
#144A 7.875% 12/15/18	40,000	40,800
#Helix Energy Solutions Group 144A 9.50% 1/15/16	65,000	68,169
#Hilcorp Energy I 144A
7.625% 4/15/21	210,000	227,850
8.00% 2/15/20	323,000	350,455
Holly 9.875% 6/15/17	165,000	184,800
#Holly Energy Partners 144A 6.50% 3/1/20	137,000	139,398
Inergy
6.875% 8/1/21	110,000	106,425
7.00% 10/1/18	85,000	83,300
James River Coal 7.875% 4/1/19	15,000	10,275
MarkWest Energy Partners
6.25% 6/15/22	120,000	126,600
6.75% 11/1/20	565,000	613,024
#Murray Energy 144A 10.25% 10/15/15	112,000	109,480
Newfield Exploration
5.75% 1/30/22	400,000	421,000
6.875% 2/1/20	100,000	105,250
7.125% 5/15/18	425,000	449,438
#NFR Energy 144A 9.75% 2/15/17	313,000	270,745
#OGX Austria 144A 8.375% 4/1/22	200,000	202,500
Patriot Coal 8.25% 4/30/18	100,000	76,750
#PBF Holding 144A 8.25% 2/15/20	392,000	401,800
#Peabody Energy 144A
6.00% 11/15/18	195,000	192,075
6.25% 11/15/21	165,000	162,525
Penn Virginia 10.375% 6/15/16	375,000	369,375
Petrohawk Energy 6.25% 6/1/19	300,000	341,250
Pioneer Natural Resources 7.50% 1/15/20	250,000	307,028
QEP Resources
5.375% 10/1/22	225,000	223,594
6.875% 3/1/21	610,000	677,099
Range Resources
5.00% 8/15/22	210,000	207,638
5.75% 6/1/21	290,000	305,950
6.75% 8/1/20	10,000	10,900
Regency Energy Partners 6.50% 7/15/21	370,000	394,050
#Samson Investment 144A 9.75% 2/15/20	340,000	344,675
SM Energy
6.50% 11/15/21	150,000	160,500
6.625% 2/15/19	665,000	708,224
Swift Energy
#144A 7.875% 3/1/22	180,000	186,300
8.875% 1/15/20	483,000	528,884
Targa Resources Partners
#144A 6.375% 8/1/22	74,000	75,480
6.875% 2/1/21	485,000	506,824
7.875% 10/15/18	50,000	53,750
#Trinidad Drilling 144A 7.875% 1/15/19	415,000	443,531
Vanguard Natural Resources 7.875% 4/1/20	160,000	158,838
W&T Offshore 8.50% 6/15/19	527,000	559,937
#WPX Energy 144A
5.25% 1/15/17	290,000	290,000
6.00% 1/15/22	415,000	417,075
		19,371,295
Paper & Forest Products–1.98%
ABI Escrow 10.25% 10/15/18	1,578,000	1,818,644
#Appleton Papers 144A 10.50% 6/15/15	777,000	810,023
Boise Paper Holdings 8.00% 4/1/20	170,000	187,850
Cascades
7.75% 12/15/17	250,000	251,250
7.875% 1/15/20	125,000	124,063
‡NewPage 11.375% 12/31/14	1,006,000	679,050
#Sappi Papier Holding 144A 6.625% 4/15/21	200,000	188,000
		4,058,880
Personal Products–0.07%
#American Achievement 144A 10.875% 4/15/16	110,000	80,300
#Prestige Brands 144A 8.125% 2/1/20	50,000	54,438
		134,738
Pharmaceuticals–1.07%
Elan Finance 8.75% 10/15/16	800,000	884,999
Endo Pharmaceuticals Holdings
7.00% 7/15/19	120,000	128,700
7.25% 1/15/22	160,000	172,000
#Mylan 144A 7.875% 7/15/20	75,000	84,000
#Valeant Pharmaceuticals International 144A
6.50% 7/15/16	550,000	562,375
6.75% 10/1/17	35,000	35,613
6.875% 12/1/18	75,000	75,938
7.00% 10/1/20	50,000	50,000
7.25% 7/15/22	200,000	199,000
		2,192,625
Real Estate Investment Trusts–0.93%
•Capmark Financial Group 9.00% 9/30/15	285,020	288,583
CNL Income Properties 7.25% 4/15/19	120,000	108,600
Developers Diversified Realty 7.875% 9/1/20	75,000	88,840
DuPont Fabros Technology 8.50% 12/15/17	300,000	331,499
Felcor Lodging 6.75% 6/1/19	200,000	203,000
First Industrial 6.42% 6/1/14	25,000	25,180
Host Hotels & Resorts
6.00% 11/1/20	300,000	319,500
#144A 6.00% 10/1/21	300,000	321,000
#Omega Healthcare Investors 144A 5.875% 3/15/24	225,000	221,063
		1,907,265
Real Estate Management & Development–0.24%
CBRE Services
6.625% 10/15/20	35,000	37,363
11.625% 6/15/17	75,000	85,500
Forest City Enterprises 6.50% 2/1/17	250,000	236,875
Kennedy-Wilson 8.75% 4/1/19	124,000	129,890
		489,628
Road & Rail–1.29%
#Ashtead Capital 144A 9.00% 8/15/16	189,000	198,214
Avis Budget Car Rental
7.75% 5/15/16	110,000	113,300
8.25% 1/15/19	215,000	225,213
9.625% 3/15/18	240,000	261,600
#BakerCorp International 144A 8.25% 6/1/19	175,000	181,125
Hertz
6.75% 4/15/19	350,000	363,999
7.375% 1/15/21	150,000	160,500
Kansas City Southern de Mexico
6.125% 6/15/21	205,000	222,681
6.625% 12/15/20	60,000	65,400
Quality Distribution 9.875% 11/1/18	75,000	82,688
RSC Equipment Rental
9.50% 12/1/14	144,000	148,680
10.25% 11/15/19	26,000	29,250
#UR Financing Escrow 144A
5.75% 7/15/18	103,000	105,704
7.375% 5/15/20	200,000	205,000
7.625% 4/15/22	267,000	275,010
		2,638,364
Semiconductors & Semiconductor Equipment–1.14%
Advanced Micro Devices
7.75% 8/1/20	400,000	442,000
8.125% 12/15/17	150,000	165,750
Amkor Technology
6.625% 6/1/21	165,000	171,394
7.375% 5/1/18	450,000	484,313
Freescale Semiconductor
8.05% 2/1/20	765,000	772,649
10.75% 8/1/20	12,000	13,530
MEMC Electronic Materials 7.75% 4/1/19	215,000	172,000
#NXP 144A 9.75% 8/1/18	100,000	113,500
		2,335,136
Software–0.08%
#Lawson Software 144A 9.375% 4/1/19	162,000	168,075
		168,075
Specialty Retail–1.67%
AutoNation 5.50% 2/1/20	100,000	102,000
Brown Shoe 7.125% 5/15/19	800,000	788,000
Claire's Stores
8.875% 3/15/19	750,000	663,750
#144A 9.00% 3/15/19	700,000	727,125
Gymboree 9.125% 12/1/18	400,000	371,000
J Crew Group 8.125% 3/1/19	248,000	253,580
#Toys R US 144A 7.375% 9/1/16	500,000	515,000
		3,420,455
Textiles, Apparel & Furniture–0.13%
Quiksilver 6.875% 4/15/15	255,000	257,550
	257,550
Tobacco–0.18%
Alliance One International 10.00% 7/15/16	251,000	253,510
Vector Group 11.00% 8/15/15	100,000	105,375
		358,885
Trading Companies & Distributors–0.51%
McJunkin Red Man 9.50% 12/15/16	200,000	219,000
United Rentals North America 8.375% 9/15/20	800,000	832,000
		1,051,000
Wireless Telecommunication Services–3.72%
Cricket Communications
7.75% 5/15/16	250,000	265,000
7.75% 10/15/20	510,000	502,988
#Digicel Group 144A 8.875% 1/15/15	132,000	134,970
MetroPCS Wireless
6.625% 11/15/20	750,000	747,188
7.875% 9/1/18	45,000	47,588
Nextel Communications 7.375% 8/1/15	1,450,000	1,406,499
NII Capital
7.625% 4/1/21	160,000	157,200
8.875% 12/15/19	317,000	333,643
10.00% 8/15/16	181,000	205,888
SBA Telecommunications 8.25% 8/15/19	150,000	166,125
Sprint Capital
6.90% 5/1/19	1,000,000	869,999
8.75% 3/15/32	344,000	296,700
#Sprint Nextel 144A
9.00% 11/15/18	860,000	945,999
9.125% 3/1/17	334,000	333,165
11.50% 11/15/21	90,000	96,975
#VimpelCom Holdings 144A
6.255% 3/1/17	200,000	200,112
7.504% 3/1/22	200,000	195,000
#Wind Acquisition Finance 144A 11.75% 7/15/17	712,000	704,880
	7,609,919
Total Corporate Bonds (Cost $171,034,232)		175,368,465
«Senior Secured Loans–8.92%
Aptalis Pharma Tranche B 5.50% 2/25/17	550,505	546,720
Atlantic Broadband Finance Tranche B 4.00% 2/24/16	255,378	255,290
Avaya
Tranche B-1 3.034% 10/26/14	81,376	78,986
Tranche B-3 4.814% 10/27/17	163,462	158,231
AZ Chemical US Tranche B 4.25% 12/6/17	125,000	126,813
Barrington Broadcasting Group 7.50% 5/30/17	95,946	96,846
Bresnan Broadband Holdings 4.50% 12/6/17	222,188	222,307
Burger King Tranche B 4.50% 10/30/16	235,469	235,723
Caesars Entertainment Operating Term Loan B6 5.494% 1/28/18	920,001	833,254
Catalent Pharma Solutions Term Loan B 5.25% 9/15/17	199,500	199,999
CCM Merger 7.00% 2/1/17	437,576	439,545
CDW Tranche B 4.25% 7/15/15	200,224	194,154
Cengage Learning Acquisitions 2.49% 7/3/14	317,430	293,383
Cenveo Tranche B 6.25% 12/15/16	69,588	69,814
Chrysler Group 6.00% 4/28/17	1,133,690	1,154,523
Claire's Stores Tranche B 2.997% 5/29/14	489,362	466,108
Clear Channel Communications Tranche B 3.889% 1/29/16	557,101	452,583
CNO Financial Group Tranche B-1 6.25% 9/30/16	159,184	160,478
Cumulus Media Holdings Tranche B 5.75% 9/16/18	548,340	552,197
Ducommun Tranche B 5.50% 6/30/17	124,063	124,218
Eastman Kodak Tranche B 8.50% 7/20/13	187,602	191,041
Emdeon Tranche B 6.75% 8/3/18	49,875	50,680
Entercom Radio Tranche B 5.479% 11/7/18	97,333	98,307
Freescale Semiconductor 4.489% 12/1/16	245,189	238,937
Go Daddy Operating 7.00% 9/9/18	547,250	548,325
Gymboree 5.00% 11/23/17	696,331	661,431
Harland Clarke Holdings Tranche B 2.76% 6/30/14	244,859	228,791
inVentiv Health Tranche B 6.50% 8/4/16	98,918	94,137
iStar Financial Tranche A-1 5.00% 6/30/13	130,768	130,791
J Crew Group Term Loan B 4.75% 1/26/18	500,000	492,188
Level 3 Financing
5.75% 9/1/18	115,000	116,294
Tranche A 2.452% 3/13/14	250,000	246,759
Tranche B 5.75% 4/11/18	200,000	202,250
MEG Energy Tranche B 4.00% 3/7/18	114,425	114,425
Midcontinent Communications Tranche B 4.00% 12/31/16	247,489	243,155
Milacron Tranche B 7.50% 5/8/17	271,501	272,180
Mohegan Tribal Gaming Authority Term Loan B 9.00% 2/28/16	200,000	203,917
Momentive Performance Materials 3.93% 5/5/15	198,950	191,583
MTL Publishing Tranche B 5.50% 11/14/17	100,000	100,638
Newport Television Tranche B 9.00% 3/14/16	229,859	231,343
Newsday Tranche B 10.50% 8/1/13	150,000	154,641
Nexeo Solutions 5.00% 2/16/17	30,803	30,251
Noranda Aluminum Acquisition Tranche B 5.75% 2/17/19	142,657	143,905
Norit 6.75% 6/21/17	223,875	224,715
Novelis 1st Lien 3.75% 3/10/17	497,491	496,958
Nuveen Investments Tranche B 7.25% 5/13/17	440,000	444,033
NXP 1st Lien 5.50% 3/4/17	648,000	647,799
OSI Restaurant Partners
2.563% 6/14/13	7,700	7,582
2.593% 6/13/14	89,147	87,786
Pinafore Tranche B 4.25% 9/29/16	318,472	319,155
PL Propylene Tranche B 7.00% 3/13/17	138,147	138,492
Polyone Tranche B 5.00% 9/30/17	109,725	110,325
Radio One 7.50% 3/7/16	208,397	207,268
RCN Tranche B 5.50% 8/26/16	25,000	24,906
Realogy
3.00% 10/10/13	2,919	2,777
4.25% 10/10/16	19,898	18,936
Tranche B 4.25% 10/10/16	360,102	336,425
Reynolds Group Holdings Tranche E 6.50% 2/9/18	58,759	59,465
R.H. Donnelley 9.00% 10/24/14	185,713	82,584
Road Infrastructure Investment 6.25% 3/30/18	115,000	113,275
Sourcecorp Tranche B
1st Lien 6.625% 4/29/17	109,175	100,550
2nd Lien 10.50% 4/29/18	100,000	79,250
Summit Materials Tranche B 6.25% 1/12/19	175,000	176,181
Supervalu Tranche B-3 3.496% 4/6/18	208,539	208,842
Texas Competitive Electric Holdings 4.50% 10/10/17	1,500,000	837,188
Tishman Speyer US Office 8.00% 5/15/12	48,000	48,000
Trinseo Materials Operating Tranche B 6.00% 7/20/17	337,366	308,970
Univision Communications
4.489% 3/29/17	1,004,121	932,854
Tranche B 2.239% 9/29/14	34,252	33,819
Vertis 11.75% 12/20/15	243,194	60,799
Xerium Technologies 5.50% 5/4/17	225,651	224,710
Yankee Candle 5.25% 3/2/19	275,000	276,232
Total Senior Secured Loans (Cost $18,697,342)		18,257,017
	Number of
	Shares
Common Stock–0.12%
†General Motors	8,529	218,769
†GenOn Energy	226	470
†Motors Liquidation	1,150,000	15,870
Total Common Stock (Cost $338,772)		235,109
Convertible Preferred Stock–0.33%
General Motors 4.75% exercise price $39.60, expiration date 12/1/13	16,000	669,600
Total Convertible Preferred Stock (Cost $676,776)		669,600
Preferred Stock–0.55%
#Ally Financial 144A 7.00%	836	696,518
•Bank of America 8.25%	250,000	257,708
•XL Group 3.682%	250	178,844
Total Preferred Stock (Cost $1,183,193)		1,133,070
Warrants–0.06%
General Motors
CW16 exercise price $15.39, expiration date 7/10/16	4,228	70,311
CW19 exercise price $10.20, expiration date 7/10/19	4,228	47,354
Total Warrants (Cost $211,690)		117,665
Short-Term Investment–3.51%
Money Market Mutual Fund–3.51%
Dreyfus Treasury & Agency Cash Management Fund	7,178,817	7,178,817
Total Short-Term Investment (Cost $7,178,817)		7,178,817

Total Value of Securities–99.99%
(Cost $200,939,529)		204,596,996
Receivables and Other Assets Net of Liabilities–0.01%		26,426
Net Assets Applicable to 19,187,328 Shares Outstanding–100.00%		$204,623,422

•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $55,622,371, which represented 27.18% of the Fund’s net assets. See Note 3 in "Notes."
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡Non income producing security. Security is currently in default.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.
†Non income producing security.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP J.P. Morgan High Yield Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$201,012,111
Aggregate unrealized appreciation	$ 6,553,372
Aggregate unrealized depreciation	(2,968,487)
Net unrealized appreciation	$ 3,584,885

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $664,451 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years will expire in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

At December 31, 2011, short-term losses of $623,064 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Security	$ -	$ 1,637,253	$ -	$ 1,637,253
Common Stock	219,239	-	15,870	235,109
Corporate Debt	669,600	193,625,482	-	194,295,082
Short-Term Investment	7,178,817	-	-	7,178,817
Other	117,665	1,133,070	-	1,250,735
Total	$8,185,321	$196,395,805	$15,870	$204,596,996

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/11	$ 14,376
Net change in unrealized	1,494
appreciation (depreciation)	$15,870
Balance as of 3/31/12

Net change in unrealized
appreciation (depreciation)
from Level 3 investments
still held as of 3/31/12	$ 1,494

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Credit and Market Risk
The Fund may invest in high yield fixed income securities, which are securities rated BB or lower by Standard and Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of March 31, 2012, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Global Growth Fund

March 31, 2012

	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–Global Growth Fund Class 1	2,008,018	$44,497,683
Total Unaffiliated Investment Company (Cost $42,582,618)		44,497,683
Total Value of Securities–100.06%
(Cost $42,582,618)		44,497,683
Liabilities Net of Receivables and Other Assets–(0.06%)		(27,983)
Net Assets Applicable to 3,450,238 Shares Outstanding–100.00%		$44,469,700

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Growth Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open year tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$42,754,808
Aggregate unrealized appreciation	$ 1,915,065
Aggregate unrealized depreciation	(172,190)
Net unrealized appreciation	$ 1,742,875

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

          Level 1
Investment Company$44,497,683

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Global Small Capitalization Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–Global Small Capitalization Fund Class 1	2,357,764	$46,613,001
Total Unaffiliated Investment Company (Cost $47,181,018)		46,613,001
Total Value of Securities–100.06%
(Cost $47,181,018)		46,613,001
Liabilities Net of Receivables and Other Assets–(0.06%)		(29,102)
Net Assets Applicable to 3,962,137 Shares Outstanding–100.00%		$46,583,899

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Global Small Capitalization Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open year tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$47,341,821
Aggregate unrealized appreciation	$ -
Aggregate unrealized depreciation	(728,820)
Net unrealized depreciation	$ (728,820)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Company	$46,613,001

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Growth Fund

March 31, 2012

	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–Growth Fund Class 1	3,226,704	$192,892,388
Total Unaffiliated Investment Company (Cost $177,721,161)		192,892,388
Total Value of Securities–100.05%
(Cost $177,721,161)		192,892,388
Liabilities Net of Receivables and Other Assets–(0.05%)		(99,484)
Net Assets Applicable to 14,030,863 Shares Outstanding–100.00%		$192,792,904

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$178,025,564
Aggregate unrealized appreciation	$ 15,171,227
Aggregate unrealized depreciation	(304,403)
Net unrealized appreciation	$ 14,866,824

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

          Level 1
Investment Company                                   $192,892,388

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Growth-Income Fund

March 31, 2012

	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–Growth-Income Fund Class 1	3,783,774	$139,886,132
Total Unaffiliated Investment Company (Cost $130,769,915)		139,886,132
Short-Term Investment–0.00%
Money Market Mutual Fund–0.00%
Dreyfus Treasury & Agency Cash Management Fund 1	1
Total Short-Term Investment (Cost $1)		1
Total Value of Securities–100.05%
(Cost $130,769,916)		139,886,133
Liabilities Net of Receivables and Other Assets–(0.05%)		(75,209)
Net Assets Applicable to 10,522,242 Shares Outstanding–100.00%		$139,810,924

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth-Income Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$130,856,565
Aggregate unrealized appreciation	$9,116,217
Aggregate unrealized depreciation	(86,649)
Net unrealized appreciation	$ 9,029,568

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

          Level 1
Investment Company	$139,886,132
Short-Term Investment	1
Total	$139,886,133

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American International Fund

March 31, 2012

	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Company–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–International Fund Class 1	5,841,546	$99,773,608
Total Unaffiliated Investment Company (Cost $99,440,023)		99,773,608

Short-Term Investment–0.00%
Money Market Mutual Fund–0.00%
Dreyfus Treasury & Agency Cash Management Fund	1	1
Total Short-Term Investment (Cost $1)		1
Total Value of Securities–100.06%
(Cost $99,440,024)		99,773,609
Liabilities Net of Receivables and Other Assets–(0.06%)		(56,366)
Net Assets Applicable to 8,408,879 Shares Outstanding–100.00%		$99,717,243

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American International Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Fund is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAV of the Underlying Fund is the responsibility of the Underlying Fund and not the Fund. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of the Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2011) , and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Fund are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$99,808,585
Aggregate unrealized appreciation	$ 333,585
Aggregate unrealized depreciation	(368,561)
Net unrealized depreciation	$ (34,976)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

          Level 1
Investment Company $99,773,608
Short-Term Investment                  1
Total $99,773,609

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Balanced Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies–99.80%
Asset Allocation Fund–17.93%
*American Funds®-Capital Income Builder	2,197,582	$112,779,893
		112,779,893
Equity Funds–33.48%
*American Funds–
AMCAP Fund	899,761	19,164,900
Mutual Fund	917,501	25,341,389
**American Funds Insurance Series®–
Blue Chip Income & Growth Fund	5,745,248	57,395,024
Growth Fund	538,940	32,217,808
Growth-Income Fund	2,066,844	76,411,207
		210,530,328
Fixed Income Funds–29.28%
*American Funds–
Intermediate Bond Fund of America	1,348,037	18,387,227
Short-Term Bond Fund of America	1,219,040	12,287,927
**American Funds Insurance Series–
Bond Fund	6,046,471	67,418,148
High-Income Bond Fund	1,110,422	12,403,412
Mortgage Bond	2,937,055	30,721,599
U.S. Government/AAA-Rated Securities Fund	3,301,176	42,882,271
		184,100,584
International Equity Funds–15.21%
**American Funds Insurance Series–
Global Growth Fund	1,447,184	32,069,607
Global Small Capitalization Fund	1,284,885	25,402,178
International Fund	2,233,410	38,146,651
		95,618,436
International Fixed Income Fund–3.90%
**American Funds Insurance Series–Global Bond Fund	2,006,281	24,556,874
		24,556,874
Total Unaffiliated Investment Companies (Cost $603,747,219)		627,586,115
Short-Term Investment–0.24%
Money Market Mutual Fund-0.24%
Dreyfus Treasury & Agency Cash Management Fund	1,511,919	1,511,919
Total Short-Term Investment (Cost $1,511,919)		1,511,919
Total Value of Securities–100.04%
(Cost $605,259,138)		629,098,034
Liabilities Net of Receivables and Other Assets–(0.04%)		(280,201)
Net Assets Applicable to 55,780,106 Shares Outstanding–100.00%		$628,817,833

*Class F-2 shares
**Class 1 shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Balanced Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$607,706,248
Aggregate unrealized appreciation	$ 23,928,579
Aggregate unrealized depreciation	(2,536,793)
Net unrealized appreciation	$ 21,391,786

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

 Level 1
Investment Companies	$627,586,115
Short-Term Investment	1,511,919
Total	$629,098,034

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Growth Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies–99.92%
Asset Allocation Fund–14.91%
*American Funds®-Capital Income Builder	1,684,392	$86,442,983
		86,442,983
Equity Funds–37.46%
*American Funds-
AMCAP Fund	827,977	17,635,915
Mutual Fund	1,055,235	29,145,585
**American Funds Insurance Series®-
Blue Chip Income & Growth Fund	6,461,869	64,554,074
Growth Fund	595,220	35,582,264
Growth-Income Fund	1,901,778	70,308,748
		217,226,586
Fixed Income Funds–21.40%
*American Funds-Intermediate Bond Fund of America	1,239,130	16,901,727
**American Funds Insurance Series-
Bond Fund	4,547,255	50,701,895
High-Income Bond Fund	1,021,016	11,404,752
Mortgage Bond	1,079,956	11,296,336
U.S. Government/AAA-Rated Securities Fund	2,601,132	33,788,711
		124,093,421
International Equity Funds–23.23%
**American Funds Insurance Series-
Global Growth & Income Fund	1,167,625	11,664,576
Global Growth Fund	1,598,219	35,416,543
Global Small Capitalization Fund	1,182,346	23,374,981
International Fund	3,083,205	52,661,137
New World Fund	528,443	11,599,320
		134,716,557
International Fixed Income Fund–2.92%
**American Funds Insurance Series-Global Bond Fund	1,383,304	16,931,640
		16,931,640
Total Unaffiliated Investment Companies (Cost $556,093,626)		579,411,187
Short-Term Investment–0.27%
Money Market Mutual Fund-0.27%
Dreyfus Treasury & Agency Cash Management Fund	1,562,489	1,562,489
Total Short-Term Investment (Cost $1,562,489)		1,562,489
Total Value of Securities–100.19%
(Cost $557,656,115)		580,973,676
Liabilities Net of Receivables and Other Assets–(0.19%)		(1,130,348)
Net Assets Applicable to 51,177,146 Shares Outstanding–100.00%		$579,843,328

*Class F-2 shares
**Class 1 shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Growth Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$560,377,647
Aggregate unrealized appreciation	$ 23,898,473
Aggregate unrealized depreciation	(3,302,444)
Net unrealized appreciation	$ 20,596,029

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$579,411,187
Short-Term Investment	1,562,489
Total	$580,973,676

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP American Income Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies–99.95%
Asset Allocation Fund–20.12%
*American Funds®–Capital Income Builder	662,174	$33,982,777
		33,982,777
Equity Funds–24.62%
*American Funds–
AMCAP Fund	162,750	3,466,582
Mutual Fund	186,678	5,156,036
**American Funds Insurance Series®–
Blue Chip Income & Growth Fund	1,039,224	10,381,845
Growth Fund	146,259	8,743,377
Growth-Income Fund	373,833	13,820,593
		41,568,433
Fixed Income Funds–48.24%
*American Funds–
Intermediate Bond Fund of America	487,111	6,644,193
Short-Term Bond Fund of America	660,806	6,660,929
**American Funds Insurance Series–
Bond Fund	2,681,331	29,896,838
High-Income Bond Fund	300,770	3,359,598
Mortgage Bond	1,273,617	13,322,030
U.S. Government/AAA-Rated Securities Fund	1,661,421	21,581,853
		81,465,441
International Equity Fund–2.04%
American Funds Insurance Series–Global Small Capitalization Fund	174,310	3,446,116
		3,446,116
International Fixed Income Fund–4.93%
**American Funds Insurance Series–Global Bond Fund	679,630	8,318,675
		8,318,675
Total Unaffiliated Investment Companies (Cost $162,744,469)		168,781,442
Short-Term Investment–0.11%
Money Market Mutual Fund-0.11%
Dreyfus Treasury & Agency Cash Management Fund	189,123	189,123
Total Short-Term Investments (Cost $189,123)		189,123
Total Value of Securities–100.06%
(Cost $162,933,592)		168,970,565
Liabilities Net of Receivables and Other Assets–(0.06%)		(106,953)
Net Assets Applicable to 15,169,654 Shares Outstanding–100.00%		$168,863,612

*Class F-2 shares
**Class 1 shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP American Income Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$163,600,471
Aggregate unrealized appreciation	$ 6,038,754
Aggregate unrealized depreciation	(668,660)
Net unrealized appreciation	$ 5,370,094

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

 Level 1
Investment Companies	$168,781,442
Short-Term Investment	189,123
Total	$168,970,565

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Conservative Index Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U. S. $)
Affiliated Investment Companies – 85.87%
Equity Funds – 22.69%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund	808,578	$8,091,444
LVIP SSgA Small-Cap Index Fund	94,514	1,807,864
		9,899,308
Fixed Income Fund – 48.95%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	1,865,604	21,353,707
		21,353,707
International Equity Fund – 14.23%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA International Index Fund	817,453	6,210,193
		6,210,193

Total Affiliated Investment Companies (Cost $35,921,737)		37,463,208
Unaffiliated Investment Companies – 13.76%
Fixed Income Fund – 9.79%
SPDR® Barclays Capital TIPS ETF	73,222	4,272,504
		4,272,504

International Equity Fund – 3.97%
SPDR® S&P Emerging Markets ETF	26,161	1,729,765
		1,729,765

Total Unaffiliated Investment Companies (Cost $5,834,283)		6,002,269

Short-Term Investment – 0.90%
Money Market Mutual Fund–0.90%
Dreyfus Treasury & Agency Cash Management Fund	391,403	391,403
Total Short-Term Investment (Cost $391,403)		391,403

Total Value of Securities – 100.53%
(Cost $42,147,423)		43,856,880
Liabilities Net of Receivables and Other Assets – (0.53%)		(231,075)
Net Assets Applicable to 3,874,739 Shares Outstanding – 100.00%		$43,625,805

*Standard Class shares.

Summary of Abbreviations:
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Index Allocation Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investments companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$42,626,071
Aggregate unrealized appreciation	$ 1,709,458
Aggregate unrealized depreciation	(478,649)
Net unrealized appreciation	$ 1,230,809

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

       Level 1
Investment Companies	$43,465,477
Short-Term Investment	391,403
Total	$43,856,880

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred, that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Conservative Structured Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 89.66%
Equity Funds – 22.60%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	1,476,287	$17,000,926
LVIP SSgA S&P 500 Index Fund	1,714,358	17,155,583
LVIP SSgA Small-Cap Index Fund	200,427	3,833,760
LVIP SSgA Small-Mid Cap 200 Fund	281,554	3,808,298
		41,798,567
Fixed Income Fund – 48.91%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	7,902,206	90,448,649
		90,448,649
International Equity Funds– 18.15%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	1,649,044	13,151,127
LVIP SSgA Emerging Markets 100 Fund	602,998	7,254,674
LVIP SSgA International Index Fund	1,732,764	13,163,805
		33,569,606
Total Affiliated Investment Companies (Cost $160,938,275)		165,816,822
Unaffiliated Investment Company – 9.79%
Fixed Income Fund –9.79%
SPDR® Barclays Capital TIPS ETF	310,154	18,097,486
Total Unaffiliated Investment Company (Cost $17,355,944)		18,097,486

Total Value of Securities – 99.45%
(Cost $178,294,219)		183,914,308
Receivables and Other Assets Net of Liabilities – 0.55%		1,018,862
Net Assets Applicable to 16,538,516 Shares Outstanding – 100.00%		$184,933,170

*Standard Class shares.

Summary of Abbreviations:
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Conservative Structured Allocation Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$178,843,221
Aggregate unrealized appreciation	$ 5,968,834
Aggregate unrealized depreciation	(897,747)
Net unrealized appreciation	$ 5,071,087

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

       Level 1
Investment Companies             $183,914,308

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderately Aggressive Structured Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 95.19%
Equity Funds – 38.86%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	4,047,403	$46,609,894
LVIP SSgA S&P 500 Index Fund	4,699,949	47,032,386
LVIP SSgA Small-Cap Index Fund	883,137	16,892,636
LVIP SSgA Small-Mid Cap 200 Fund	1,240,605	16,780,429
		127,315,345
Fixed Income Fund – 24.33%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	6,964,374	79,714,220
		79,714,220
International Equity Funds – 32.00%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	4,567,325	36,424,420
LVIP SSgA Emerging Markets 100 Fund	2,657,807	31,976,073
LVIP SSgA International Index Fund	4,799,370	36,460,816

104,861,309
Total Affiliated Investment Companies (Cost $302,637,698)		311,890,874
Unaffiliated Investment Company – 4.87%
Fixed Income Fund – 4.87%
SPDR® Barclays Capital TIPS ETF	273,342	15,949,506
Total Unaffiliated Investment Company (Cost $15,273,552)		15,949,506
Short-Term Investment – 0.72%
Money Market Mutual Fund – 0.72%
Dreyfus Treasury & Agency Cash Management Fund	2,381,210	2,381,210
Total Short-Term Investment (Cost $2,381,210)		2,381,210
Total Value of Securities – 100.78%
(Cost $320,292,460)		330,221,590
Liabilities Net of Receivables and Other Assets – (0.78%)		(2,562,315)
Net Assets Applicable to 28,465,657 Shares Outstanding – 100.00%		$327,659,275

*Standard Class shares.

Summary of Abbreviations:
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Structured Allocation Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$321,920,854
Aggregate unrealized appreciation	$ 12,348,088
Aggregate unrealized depreciation	(4,047,352)
Net unrealized appreciation	$ 8,300,736

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

       Level 1
Investment Companies	$327,840,380
Short-Term Investment	2,381,210
Total	$330,221,590

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderately Aggressive Index Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 85.21%
Equity Funds – 38.82%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund	3,183,018	$31,852,460
LVIP SSgA Small-Cap Index Fund	597,857	11,435,817
		43,288,277
Fixed Income Fund – 24.25%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	2,362,529	27,041,502
		27,041,502
International Equity Fund– 22.14%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA International Index Fund	3,250,091	24,690,944
		24,690,944
Total Affiliated Investment Companies (Cost $90,511,884)		95,020,723
Unaffiliated Investment Companies – 14.66%
Fixed Income Fund – 4.85%
SPDR® Barclays Capital TIPS ETF	92,710	5,409,629
		5,409,629
International Equity Fund – 9.81%
SPDR® S&P Emerging Markets ETF	165,468	10,940,744
		10,940,744
Total Unaffiliated Investment Companies (Cost $16,299,169)		16,350,373
Short-Term Investment – 0.72%
Money Market Mutual Fund – 0.72%
Dreyfus Treasury & Agency Cash Management Fund	805,031	805,031
Total Short-Term Investment (Cost $805,031)		805,031
Total Value of Securities – 100.59%
(Cost $107,616,084)		112,176,127
Liabilities Net of Receivables and Other Assets – (0.59%)		(662,163)
Net Assets Applicable to 9,755,773 Shares Outstanding – 100.00%		$111,513,964

*Standard Class shares.

Summary of Abbreviations:
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderately Aggressive Index Allocation Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$107,907,257
Aggregate unrealized appreciation	$ 4,704,107
Aggregate unrealized depreciation	(435,237)
Net unrealized appreciation	$ 4,268,870

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

       Level 1
Investment Companies	$111,371,096
Short-Term Investment	805,031
Total	$112,176,127

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderate Index Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 84.20%
Equity Funds – 34.84%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund	2,839,246	$28,412,335
LVIP SSgA Small-Cap Index Fund	459,487	8,789,067
		37,201,402
Fixed Income Fund – 29.17%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	2,721,425	31,149,432
		31,149,432
International Equity Fund – 20.19%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA International Index Fund	2,838,420	21,563,478
		21,563,478
Total Affiliated Investment Companies (Cost $85,697,185)		89,914,312
Unaffiliated Investment Companies – 15.63%
Fixed Income Fund – 9.73%
SPDR® Barclays Capital TIPS ETF	178,002	10,386,417
		10,386,417
International Equity Fund – 5.90%
SPDR® S&P Emerging Markets ETF	95,350	6,304,542
		6,304,542
Total Unaffiliated Investment Companies (Cost $16,375,493)		16,690,959
Short-Term Investment – 0.33%
Money Market Mutual Fund – 0.33%
Dreyfus Treasury & Agency Cash Management Fund	351,797	351,797
Total Short-Term Investment (Cost $351,797)		351,797
Total Value of Securities – 100.16%
(Cost $102,424,475)		106,957,068
Liabilities Net of Receivables and Other Assets – (0.16%)		(167,569)
Net Assets Applicable to 9,349,051 Shares Outstanding – 100.00%		$106,789,499

*Standard Class shares.

Summary of Abbreviations:
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Index Allocation Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$102,813,571
Aggregate unrealized appreciation	$ 4,580,511
Aggregate unrealized depreciation	(437,014)
Net unrealized appreciation	$ 4,143,497

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

       Level 1
Investment Companies	$106,605,271
Short-Term Investment	351,797
Total	$106,957,068

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP SSgA Moderate Structured Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 89.93%
Equity Funds – 34.72%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Large Cap 100 Fund	5,451,031	$62,774,068
LVIP SSgA S&P 500 Index Fund	6,330,251	63,346,818
LVIP SSgA Small-Cap Index Fund	1,024,763	19,601,662
LVIP SSgA Small-Mid Cap 200 Fund	1,439,535	19,471,145
		165,193,693
Fixed Income Fund – 29.16%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	12,119,579	138,720,706
		138,720,706
International Equity Funds – 26.05%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Developed International 150 Fund	6,022,069	48,026,002
LVIP SSgA Emerging Markets 100 Fund	2,312,220	27,818,321
LVIP SSgA International Index Fund	6,327,760	48,071,992
		123,916,315
Total Affiliated Investment Companies (Cost $414,219,153)		427,830,714
Unaffiliated Investment Company – 9.72%
Fixed Income Fund – 9.72%
SPDR® Barclays Capital TIPS ETF	792,786	46,259,063
Total Unaffiliated Investment Company (Cost $44,390,523)		46,259,063
Short-Term Investment – 0.45%
Money Market Mutual Fund – 0.45%
Dreyfus Treasury & Agency Cash Management Fund	2,151,833	2,151,833
Total Short-Term Investment (Cost $2,151,833)		2,151,833
Total Value of Securities – 100.10%
(Cost $460,761,509)		476,241,610
Liabilities Net of Receivables and Other Assets – (0.10%)		(467,935)
Net Assets Applicable to 42,085,063 Shares Outstanding – 100.00%		$475,773,675

*Standard Class shares.

Summary of Abbreviations:
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Moderate Structured Allocation Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2011), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$461,815,499
Aggregate unrealized appreciation	$ 17,520,742
Aggregate unrealized depreciation	(3,094,631)
Net unrealized appreciation	$ 14,426,111

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$474,089,777
Short-Term Investment	2,151,833
Total	$476,241,610

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected Profile 2050 Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–88.05%
Equity Funds–51.47%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	2,232	$77,938
LVIP Columbia Value Opportunities Fund	6,802	78,584
LVIP Delaware Special Opportunities Fund	4,082	155,941
LVIP SSgA S&P 500 Index Fund	156,649	1,567,586
LVIP SSgA Small-Cap Index Fund	6,164	117,904
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,308	117,152
		2,115,105
Fixed Income Fund–2.71%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	9,719	111,244
		111,244
International Equity Funds–33.87%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate State Fund	15,209	115,251
LVIP MFS International Growth Fund	6,313	78,753
LVIP Mondrian International Value Fund	7,602	115,943
LVIP SSgA Emerging Markets 100 Fund	3,071	36,949
LVIP SSgA International Index Fund	122,188	928,259
LVIP Templeton Growth Fund	4,355	116,777
		1,391,932
Total Affiliated Investment Companies (Cost $3,292,471)		3,618,281
Unaffiliated Investment Companies–6.34%
Commodity Fund–2.68%
**PIMCO CommodityRealReturn Strategy Portfolio	16,476	110,222
		110,222
International Equity Fund–3.66%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	7,652	150,292
		150,292
Total Unaffiliated Investment Companies (Cost $259,247)		260,514
Short-Term Investment–7.56%
Money Market Mutual Fund–7.56%
Dreyfus Treasury & Agency Cash Management Fund	310,795	310,795
Total Short-Term Investment (Cost $310,795)		310,795

Total Value of Securities–101.95%
(Cost $3,862,513)		4,189,590
«Liabilities Net of Receivables and Other Assets–(1.95%)		(80,228)
Net Assets Applicable to 436,270 Shares Outstanding–100.00%		$4,109,362

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.
«Includes $31,500 cash pledged as collateral for future contracts and foreign currency valued at $13,299 with a cost of $13,240.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2) Euro Currency	$ (330,513)	$ (333,475)	6/21/12	$ (2,962)
(9) Euro STOXX 50	(289,176)	(289,148)	6/16/12	28
(7) S&P 500 EMINI	(480,584)	(491,120)	6/16/12	(10,536)
	$(1,100,273)	$(13,470)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
___________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected Profile 2050 Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investments companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,091,018
Aggregate unrealized appreciation	$ 334,842
Aggregate unrealized depreciation	(236,270)
Net unrealized appreciation	$ 98,572

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$3,878,795
Short-Term Investment	310,795
Total	$4,189,590

Futures Contracts	$ (13,470)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Vanguard Domestic Equity ETF Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Company – 1.92%
Money Market Fund – 1.92%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	132,958	$1,329,581
Total Affiliated Investment Company (Cost $1,329,581)		1,329,581

Unaffiliated Investment Companies – 97.82%
Equity Funds – 97.82%
Vanguard Dividend Appreciation ETF	117,070	6,854,449
Vanguard Mega Cap 300 Growth Index ETF	189,691	10,480,427
Vanguard Mega Cap 300 Value Index ETF	329,590	13,793,341
Vanguard Mid-Cap Growth ETF	40,143	2,766,656
Vanguard Mid-Cap Value ETF	72,410	4,160,679
Vanguard REIT Index ETF	54,383	3,459,303
Vanguard Small-Cap Growth ETF	24,141	2,099,301
Vanguard Small-Cap Value ETF	49,565	3,488,385
Vanguard Total Stock Market ETF		259,277
18,735,355
Vanguard Variable Insurance Fund–Small Company Growth Portfolio	105,267	2,090,607
Total Unaffiliated Investment Companies (Cost $62,181,464)		67,928,503

Short-Term Investment – 0.36%
Money Market Mutual Fund – 0.36%
Dreyfus Treasury & Agency Cash Management Fund	252,382	252,382
Total Short-Term Investment (Cost $252,382)		252,382

Total Value of Securities – 100.10%
(Cost $63,763,427)		69,510,466
Liabilities Net of Receivables and Other Assets – (0.10%)		(67,491)
Net Assets Applicable to 6,791,169 Shares Outstanding – 100.00%		$69,442,975

*Standard Class shares.

Summary of Abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Vanguard Domestic Equity ETF Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value.  The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$63,982,067
Aggregate unrealized appreciation	$ 5,747,040
Aggregate unrealized depreciation	(218,641)
Net unrealized appreciation	$ 5,528,399

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act were effective for the Fund’s calendar year ended December 31, 2011. The Act provides for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

At December 31, 2011, short-term losses of $2,673 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$69,258,084
Short-Term Investment	252,382
Total	$69,510,466

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Vanguard International Equity ETF Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Company – 1.95%
Money Market Fund – 1.95%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	199,481	$1,994,812
Total Affiliated Investment Company (Cost $1,994,812)		1,994,812
Unaffiliated Investment Companies – 98.36%
International Equity Funds – 98.36%
Vanguard Europe Pacific ETF	609,070	20,726,652
Vanguard FTSE All-World ex-U.S. ETF	348,085	15,385,357
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	172,662	15,361,738
Vanguard Global ex-U.S. Real Estate ETF	107,923	5,073,460
Vanguard MSCI Emerging Markets ETF	233,112	10,133,379
Vanguard MSCI European ETF	181,242	8,353,444
Vanguard MSCI Pacific ETF	329,310	17,499,533
Vanguard VA International Portfolio	476,291	8,277,943
Total Unaffiliated Investment Companies (Cost $102,782,980)		100,811,506
Short-Term Investment – 0.15%
Money Market Mutual Fund – 0.15%
Dreyfus Treasury & Agency Cash Management Fund	156,921	156,921
Total Short-Term Investment (Cost $156,921)		156,921

Total Value of Securities – 100.46%
(Cost $104,934,713)		102,963,239
Liabilities Net of Receivables and Other Assets – (0.46%)		(469,696)
Net Assets Applicable to 11,448,298 Shares Outstanding – 100.00%		$102,493,543

*Standard Class shares.

Summary of Abbreviations:
ETF – Exchange-Traded Fund
VA – Variable Annuity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Vanguard International Equity ETF Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value.  The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$105,472,185
Aggregate unrealized appreciation	$ 717,013
Aggregate unrealized depreciation	(3,225,959)
Net unrealized depreciation	$ (2,508,946)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$102,806,318
Short-Term Investment	156,921
Total	$102,963,239

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Dimensional U.S. Equity Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Company – 1.90%
Money Market Fund – 1.90%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	75,537	$755,373
Total Affiliated Investment Company (Cost $755,373)		755,373
Unaffiliated Investment Companies – 97.58%
Equity Funds – 97.58%
**DFA Real Estate Securities Portfolio	77,451	1,978,107

**DFA U.S. Core Equity 1 Portfolio	651,180	7,892,305
**DFA U.S. Large Cap Value Portfolio	363,064	5,881,633
**DFA U.S. Large Company Portfolio	1,066,366	11,847,321
**DFA U.S. Micro Cap Portfolio	134,455	1,995,310
**DFA U.S. Small Cap Portfolio	137,560	3,179,004
**DFA U.S. Small Cap Value Portfolio	75,681	1,987,380
**DFA VA U.S. Targeted Value Portfolio	319,398	3,966,919
Total Unaffiliated Investment Companies (Cost $34,421,434)		38,727,979
Short-Term Investment – 1.45%
Money Market Mutual Fund – 1.45%
Dreyfus Treasury & Agency Cash Management Fund	575,449	575,449
Total Short-Term Investment (Cost $575,449)		575,449

Total Value of Securities – 100.93%
(Cost $35,752,256)		40,058,801
Liabilities Net of Receivables and Other Assets – (0.93%)		(370,762)
Net Assets Applicable to 3,835,277 Shares Outstanding – 100.00%		$39,688,039

*Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
DFA – Dimensional Fund Advisors
VA – Variable Annuity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Dimensional U.S. Equity Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value.  The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$35,863,056
Aggregate unrealized appreciation	$ 4,306,545
Aggregate unrealized depreciation	(110,800)
Net unrealized appreciation	$ 4,195,745

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$39,483,352
Short-Term Investment	575,449
Total	$40,058,801

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Dimensional Non-U.S. Equity Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Company – 1.94%
Money Market Fund – 1.94%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	59,178	$591,780
Total Affiliated Investment Company (Cost $591,780)		591,780
Unaffiliated Investment Companies – 97.75%
International Equity Funds – 97.75%
**DFA Emerging Markets Core Equity Portfolio	149,664	2,969,335
**DFA International Core Equity Portfolio	733,318	7,648,506
**DFA International Real Estate Securities Portfolio	311,381	1,525,769
**DFA International Small Cap Value Portfolio	96,371	1,527,473
**DFA International Vector Equity Portfolio	314,326	3,061,535
**DFA Large Cap International Portfolio	408,203	7,633,390
**DFA VA International Small Portfolio	240,739	2,457,943
**DFA VA International Value Portfolio	278,081	3,050,547
Total Unaffiliated Investment Companies (Cost $27,842,641)		29,874,498
Short-Term Investment – 0.75%
Money Market Mutual Fund – 0.75%
Dreyfus Treasury & Agency Cash Management Fund	228,989	228,989
Total Short-Term Investment (Cost $228,989)		228,989

Total Value of Securities – 100.44%
(Cost $28,663,410)		30,695,267
Liabilities Net of Receivables and Other Assets – (0.44%)		(134,511)
Net Assets Applicable to 3,417,182 Shares Outstanding – 100.00%		$30,560,756

*Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
DFA – Dimensional Fund Advisors
VA – Variable Annuity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Dimensional Non-U.S. Equity Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value.  The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$28,801,502
Aggregate unrealized appreciation	$2,031,857
Aggregate unrealized depreciation	(138,092)
Net unrealized appreciation	$1,893,765

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$30,466,278
Short-Term Investment	228,989
Total	$30,695,267

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Dimensional/Vanguard Total Bond Fund

March 31, 2012

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Company – 2.00%
Money Market Fund – 2.00%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	168,656	$1,686,559
Total Affiliated Investment Company (Cost $1,686,559)		1,686,559
Unaffiliated Investment Companies – 97.43%
Fixed Income Funds – 97.43%
**DFA Inflation-Protected Securities Portfolio	679,211	8,381,466
**DFA Intermediate Term Extended Quality Portfolio	792,888	8,349,105
**DFA Two-Year Global Fixed Income Portfolio	834,063	8,440,720
**DFA VA Global Bond Portfolio	465,964	5,065,025
**DFA VA Short Term Fixed Portfolio	1,072,694	10,962,935
Vanguard Long-Term Bond ETF	55,371	4,923,036
Vanguard Mortgage-Backed Securities ETF	194,654	10,096,703
Vanguard Short-Term Corporate Bond ETF	42,558	3,365,487
Vanguard Total Bond Market ETF	272,105	22,660,904
Total Unaffiliated Investment Companies (Cost $82,220,264)		82,245,381
Short-Term Investment – 0.91%
Money Market Mutual Fund – 0.91%
Dreyfus Treasury & Agency Cash Management Fund	771,737	771,737
Total Short-Term Investment (Cost $771,737)		771,737

Total Value of Securities – 100.34%
(Cost $84,678,560)		84,703,677
Liabilities Net of Receivables and Other Assets – (0.34%)		(291,065)
Net Assets Applicable to 8,026,018 Shares Outstanding – 100.00%		$84,412,612

*Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
DFA – Dimensional Fund Advisors
ETF – Exchange-Traded Fund
VA – Variable Annuity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Dimensional/Vanguard Total Bond Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value.  The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for the open tax year December 31, 2011, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$84,735,135
Aggregate unrealized appreciation	$160,784
Aggregate unrealized depreciation	(192,242)
Net unrealized depreciation	$(31,458)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$83,931,940
Short-Term Investment	771,737
Total	$84,703,677

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected American Balanced Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies–96.93%
Asset Allocation Fund–18.43%
**American Funds®–Capital Income Builder	7,157	$367,272
		367,272
Equity Funds–27.12%
**American Funds–
AMCAP Fund	7,252	154,473
Mutual Fund	9,087	250,991
*American Funds Insurance Series®–Growth-Income Fund	3,654	135,100
		540,564
Fixed Income Funds–41.73%
**American Funds–
Intermediate Bond Fund of America	5,668	77,311
Short-Term Bond Fund of America	5,747	57,928
*American Funds Insurance Series–
Bond Fund	27,770	309,632
High-Income Bond Fund	1,731	19,335
Mortgage Bond	9,243	96,685
U.S. Government/AAA-Rated Securities Fund	20,849	270,825
		831,716
International Equity Fund–7.70%
**American Funds–
EuroPacific Growth Fund	1,450	57,204
New Perspective Fund	1,300	38,626
*American Funds Insurance Series–Global Small Capitalization Fund	2,915	57,638
		153,468
International Fixed Income Fund–1.95%
*American Funds Insurance Series–Global Bond Fund	3,172	38,822
		38,822
Total Unaffiliated Investment Companies (Cost $1,930,082)		1,931,842
Short-Term Investment–2.69%
Money Market Mutual Fund–2.69%
Dreyfus Treasury & Agency Cash Management Fund	53,580	53,580
Total Short-Term Investment (Cost $53,580)		53,580
Total Value of Securities–99.62%
(Cost $1,983,662)		1,985,422
êReceivables and Other Assets Net of Liabilities–0.38%		7,677
Net Assets Applicable to 200,000 Shares Outstanding–100.00%		$1,993,099

*Class 1 shares
**Class F-2 shares
êIncludes foreign currency valued at $5,380 with a cost of $5,412 and $11,813 cash pledged as collateral for future contracts.

The following futures contracts were outstanding at March 31, 2012:1

Futures Contracts
				Unrealized
	Notional	Notional		Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
2 S&P 500 EMINI Index	$140,629	$140,320	6/16/12	$(309)
2 Euro Stoxx 50	66,805	64,255	6/16/12	(2,550)
	$207,434		$(2,859)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected American Balanced Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,983,662
Aggregate unrealized appreciation	$2,719
Aggregate unrealized depreciation	(959)
Net unrealized appreciation	$1,760

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$1,931,842
Short-Term Investment	53,580
Total	$1,985,422

Futures Contracts	$(2,859)

There were no Level 3 investments at the end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Futures Contracts –The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal couterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Protected American Growth Allocation Fund

March 31, 2012
	Number of	Value
	Shares	(U.S. $)
Unaffiliated Investment Companies–96.25%
Asset Allocation Fund–15.43%
**American Funds®–Capital Income Builder	5,995	$307,679
		307,679
Equity Funds–34.67%
**American Funds–
AMCAP Fund	8,116	172,881
Mutual Fund	11,126	307,311
*American Funds Insurance Series®–Growth-Income Fund	5,713	211,200
		691,392
Fixed Income Funds–24.12%
**American Funds–Intermediate Bond Fund of America	4,229	57,683
*American Funds Insurance Series–
Bond Fund	18,993	211,770
High-Income Bond Fund	3,444	38,469
Mortgage Bond	3,678	38,474
U.S. Government/AAA-Rated Securities Fund	10,370	134,711
		481,107
International Equity Funds–20.09%
**American Funds–
EuroPacific Growth Fund	4,329	170,722
New Perspective Fund	3,879	115,278
*American Funds Insurance Series–
Global Small Capitalization Fund	3,867	76,452
New World Fund	1,738	38,139
		400,591
International Fixed Income Fund–1.94%
*American Funds Insurance Series–Global Bond Fund	3,155	38,621
		38,621
Total Unaffiliated Investment Companies (Cost $1,920,041)		1,919,390
Short-Term Investment–4.01%
Money Market Mutual Fund–4.01%
Dreyfus Treasury & Agency Cash Management Fund	80,000	80,000
Total Short-Term Investment (Cost $80,000)		80,000
Total Value of Securities–100.26%
(Cost $2,000,041)		1,999,390
Liabilities Net of Receivables and Other Assets–(0.26%)		(5,246)
Net Assets Applicable to 200,000 Shares Outstanding–100.00%		$1,994,144

*Class 1 shares
**Class F-2 shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Protected American Growth Allocation Fund (Fund).

Security Valuation – The value of the Fund’s investments in other investment companies (Underlying Funds) is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of each Underlying Fund and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,000,041
Aggregate unrealized appreciation	$2,036
Aggregate unrealized depreciation	(2,687)
Net unrealized depreciation	$(651)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2012:

Level 1
Investment Companies	$1,919,390
Short-Term Investment	80,000
Total	$1,999,390

There were no Level 3 investments at the end of the period.

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.